Filed with the Securities and Exchange Commission on April 23, 2020.

Registration No. 333-216084

Registration No. 811-07659

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 11	☒
AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 459	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT NO. 49

OF

AXA EQUITABLE LIFE INSURANCE COMPANY

(Exact Name of Registrant)

AXA EQUITABLE LIFE INSURANCE COMPANY

(Name of Depositor)

1290 Avenue of the Americas, New York, New York 10104

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: (212) 554-1234

SHANE DALY

VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL

AXA Equitable Life Insurance Company

1290 Avenue of the Americas, New York, New York 10104

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	On May 1, 2020 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

Units of interest in Separate Account under variable annuity contracts.

Note

This Post-Effective Amendment No. 11 (“PEA”) to the Form N-4 Registration Statement No. 333-216084 (“Registration Statement”) of AXA Equitable Life Insurance Company (“AXA Equitable”) and its Separate Account No. 49 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectuses, Supplement and Statements of Additional Information. Part C has also been updated pursuant to the requirements of Form N-4. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

Equitable Financial Life Insurance Company

Equitable Financial Life Insurance Company of America

Supplement dated May 1, 2020 to the current variable life and variable annuity prospectuses

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the ‘‘Prospectus’’). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged and the Prospectus is hereby incorporated by reference. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

PLEASE NOTE: The name changes, mergers and additions described below may not all be applicable to your contract or policy.

COMPANY NAME CHANGES. Subject to regulatory approval, effective on or about June 15, 2020:

Existing Name		New Name
AXA Equitable Life Insurance Company	will change its name to	Equitable Financial Life Insurance Company
AXA Advisors, LLC	will change its name to	Equitable Advisors, LLC
AXA Distributors, LLC	will change its name to	Equitable Distributors, LLC
AXA Equitable Funds Management Group, LLC	will change its name to	Equitable Investment Management Group, LLC
AXA Equitable Network, LLC	will change its name to	Equitable Network, LLC

Until each name change occurs, please read the prospectus using the corresponding “existing name” listed above. For some period of time after each name change occurs, you may still receive correspondence or documents using the corresponding existing name.

TRUST AND VARIABLE INVESTMENT OPTION NAME CHANGES. Subject to regulatory approval and any necessary conditions precedent, effective on or about June 15, 2020:

Existing Name		New Name
AXA Premier VIP Trust	will change its name to	EQ Premier VIP Trust
Charter Multi-Sector Bond	will change its name to	EQ/Core Plus Bond
EQ/Oppenheimer Global	will change its name to	EQ/Invesco Global
All Asset Growth-Alt 20	will change its name to	EQ/All Asset Growth Allocation
EQ/Capital Guardian Research	will change its name to	EQ/Capital Group Research
EQ/MFS International Value	will change its name to	EQ/MFS International Intrinsic Value

Until each name change occurs, please read the prospectus using the corresponding “existing name” listed above. For some period of time after each name change occurs, you may still receive correspondence or documents using the corresponding existing name.

UNDERLYING FUND PORTFOLIO AND VARIABLE INVESTMENT OPTION MERGERS. Subject to regulatory approval and any necessary conditions precedent, effective on or about June 8, 2020:

Acquired Variable Investment Option & Underlying Fund Portfolio		Acquiring Variable Investment Option & Underlying Fund Portfolio
Charter Aggressive Growth	will be merged into	EQ/All Asset Growth Allocation
Charter Growth	will be merged into	EQ/All Asset Growth Allocation
Charter Moderate	will be merged into	EQ/All Asset Growth Allocation
Charter Moderate Growth	will be merged into	EQ/All Asset Growth Allocation
Multimanager Mid Cap Growth	will be merged into	EQ/Janus Enterprise
EQ/UBS Growth and Income	will be merged into	EQ/Capital Guardian Research
EQ/Franklin Templeton Allocation Managed Volatility	will be merged into	EQ/Aggressive Growth Strategy
EQ/MFS Technology II	will be merged into	EQ/MFS Technology

Subject to regulatory approval and any necessary conditions precedent, effective on or about June 15, 2020:

Acquired Variable Investment Option & Underlying Fund Portfolio		Acquiring Variable Investment Option & Underlying Fund Portfolio
Charter Conservative	will be merged into	EQ/Conservative Allocation
Charter Small Cap Growth	will be merged into	EQ/Morgan Stanley Small Cap Growth
Charter Small Cap Value	will be merged into	1290 VT Small Cap Value
Multimanager Mid Cap Value	will be merged into	EQ/American Century Mid Cap Value
EQ/Templeton Global Equity Managed Volatility	will be merged into	1290 VT SmartBeta Equity

Until each merger occurs, the variable investment option that invests in the underlying portfolio being acquired will be available for investment. Once each merger occurs, the variable investment option that invests in the underlying portfolio that was acquired will no longer be available for investment. For some period of time after each merger occurs, you may still receive correspondence or documents using the corresponding acquired fund name.

NEW VARIABLE INVESTMENT OPTIONS. Subject to regulatory approval and any necessary conditions precedent, the following variable investment options and corresponding underlying fund portfolios will be available in the corresponding products on or about June 8, 2020:

Variable Investment Option & Underlying Fund Portfolio		Product(s)
EQ/Aggressive Growth Strategy	will be added to	Accumulator®; The Accumulator® Series; The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 201); EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; Retirement Cornerstone® Series
EQ/MFS Technology	will be added to	Champion 2000; COLI Institutional Series; Incentive Life®; Incentive Life® 2000; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Legacy® (EFLOA); Incentive Life Legacy® II; IncentiveLife Legacy® III; Incentive Life Legacy® II (EFLOA); IncentiveLife Legacy® III (EFLOA); Incentive Life Optimizer®; Incentive Life Optimizer® II; IncentiveLife Optimizer® III; IncentiveLife Optimizer® III (EFLOA); Incentive Life Plus®; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15B; Special Offer Policy; Survivorship Incentive Lifesm Legacy

Subject to regulatory approval and any necessary conditions precedent, the following variable investment options and corresponding underlying fund portfolios will be available in the corresponding products on or about June 15, 2020 (as indicated below):

Variable Investment Option & Underlying Fund Portfolio		Product(s)
1290 VT Small Cap Value	will be added to	300+ Series; The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; Champion 2000; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; Incentive Life®; Incentive Life® 2000; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Legacy® (Equitable Financial Life Insurance Company of America “EFLOA”); Incentive Life Legacy® II; IncentiveLife Legacy® III; Incentive Life Legacy® II (EFLOA); IncentiveLife Legacy® III (EFLOA); Incentive Life Optimizer®; Incentive Life Optimizer® II; IncentiveLife Optimizer® III; IncentiveLife Optimizer® III (EFLOA); Incentive Life Plus®; Momentumsm; Momentumsm Plus; Retirement Cornerstone® Series 12.0; Retirement Cornerstone® Series 13.0; Retirement Cornerstone® Series 15.0; Retirement Cornerstone® Series 15A; Retirement Cornerstone® Series 15B; Retirement Investment Account®; Special Offer Policy; Survivorship Incentive LifeSM Legacy
1290 VT SmartBeta Equity	will be added to	Accumulator®; The Accumulator® Series; The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; American Dental Association; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; Retirement Cornerstone® Series; Retirement Cornerstone® Series 12.0

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Variable Investment Option & Underlying Fund Portfolio		Product(s)
EQ/American Century Mid Cap Value	will be added to	The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 900); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® Vantagesm Additional Contributions Tax-Sheltered (ACTS) Program, New Jersey Department of Higher Education; Momentumsm; Momentumsm Plus
EQ/Conservative Allocation	will be added to	Investment Edge® 15.0
EQ/Morgan Stanley Small Cap Growth	will be added to	The Accumulator® Series 11.0; The Accumulator® Series 13.0; The Accumulator® Series 13A; Champion 2000; EQUI-VEST® (Series 100-500); EQUI-VEST® Employer-Sponsored Retirement Plans; EQUI-VEST® (Series 700); EQUI-VEST® (Series 701); EQUI-VEST® (Series 800); EQUI-VEST® (Series 801); EQUI-VEST® (Series 900); EQUI-VEST® (Series 901); EQUI-VEST® Employer-Sponsored Retirement Plans TSA Advantagesm; EQUI-VEST® Employer-Sponsored Retirement Plans TSA Vantagesm; Incentive Life®; Incentive Life® 2000; Incentive Life® ’02; Incentive Life® ’06; Incentive Life Legacy®; Incentive Life Legacy® (EFLOA); Incentive Life Legacy® II; IncentiveLife Legacy® III; Incentive Life Legacy® II (EFLOA); IncentiveLife Legacy® III (EFLOA); Incentive Life Optimizer®; Incentive Life Optimizer® II; IncentiveLife Optimizer® III; IncentiveLife Optimizer® III (EFLOA); Incentive Life Plus®; Investment Edge® 15.0; Momentumsm; Momentumsm Plus; Special Offer Policy; Survivorship Incentive Lifesm Legacy

This means if you own one of the products listed above you can allocate contributions or transfer account value into the corresponding variable investment options once they are available. However, this also means if you own one of the products listed above you cannot allocate contributions or transfer account value into the corresponding variable investment options before they are available, and any premature allocation instructions will not be in good order.

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Structured Capital Strategies® PLUS

A variable and index-linked deferred annuity contract

Prospectus dated May 1, 2020

Please read and keep this Prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. You should read the prospectuses for each Trust which contain important information about the portfolios.

What is Structured Capital Strategies® PLUS?

Structured Capital Strategies® PLUS is a variable and index-linked deferred annuity contract issued by Equitable Financial Life Insurance Company (the “Company”, “we”, “our” and “us”), formerly AXA Equitable Life Insurance Company. The Structured Capital Strategies® contract provides for the accumulation of retirement savings. The contract also offers several payout options and an optional death benefit. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, in one or more of the Segments comprising the Structured Investment Option or in our Dollar Cap Averaging Program. See “Definition of key terms” later in this Prospectus for a more detailed explanation of terms associated with the Structured Investment Option.

This Prospectus is a disclosure document and describes the contract’s material features, benefits, rights and obligations, as well as other information. The description of the contract’s material provisions in this Prospectus is current as of the date of this Prospectus. If certain material provisions under the contract are changed after the date of this Prospectus in accordance with the contract, those changes will be described in a supplement to this Prospectus. You should carefully read this Prospectus in conjunction with any applicable supplements. The contract should also be read carefully.

The contract may not currently be available in all states. In addition, certain features described in this Prospectus may vary in your state. Not all Indices are available in all states. For a state-by-state description of all material variations to this contract, see “Appendix II” later in this Prospectus. We can refuse to accept any application or contribution from you at any time, including after you purchase the contract.

We reserve the right to discontinue the acceptance of, and/or place additional limitations on, contributions into certain investment options, including any or all of the Segments comprising the Structured Investment Option. If we exercise this right, your ability to invest in your contract, increase your account value and, consequently, increase your account value death benefit or Return of Premium Death Benefit, if elected, will be limited.

Please refer to page 15 of this Prospectus for a discussion of risk factors.

Our variable investment options are subaccounts offered through Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio (“portfolio”) of the EQ Advisors Trust (the “Trust”). Your investment results in a variable investment option will depend on the investment performance of the related portfolio. Below is a complete list of the variable investment options:

Variable investment options

•	EQ/Balanced Strategy
•	EQ/Money Market

We also offer our Structured Investment Option, which permits you to invest in one or more Segments, each of which provides performance tied to the performance of an Index for a set period (6 years or 1 year when available). The Structured Investment Option does not involve an investment in any underlying portfolio. Instead, it is an obligation of the Company. Unlike an index fund, the Structured Investment Option provides a return at Segment maturity designed to provide a combination of protection against certain decreases in the Index and a limitation on participation in certain increases in the Index through the use of Performance Cap Rates. Our minimum Performance Cap Rate for 6 year Standard Segments is 12% (2% for 1 year Standard Segments when available). Our minimum Performance Cap Rate for Annual Lock Segments is 2%. Our minimum Performance Cap Rate for Step Up Segments is 2%. Our minimum Performance Cap Rate for Dual Direction Segments is 12%. We will not open a Segment with a Performance Cap Rate below the applicable minimum Performance Cap Rate. The extent of the downside protection at Segment maturity varies by Segment, ranging from the first 10%, 20% or 30% of loss. All guarantees are subject to the Company’s claims paying ability. There is a risk of a substantial loss of your principal because you agree to absorb all losses to the extent they exceed the downside protection provided by the Structured Investment Option at Segment maturity. If you would like a guarantee of principal, we offer other products that provide such guarantees.

The total amount earned on an investment in a Segment of the Structured Investment Option is only applied at Segment maturity. If you take a withdrawal from a Segment on any date prior to Segment maturity, we calculate the interim value of the Segment as described in “Appendix III — Segment Interim Value.” This amount may be less than the amount invested and may be less than the amount you would receive had you held the investment until Segment maturity. The Segment Interim Value will generally be negatively affected by

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

SCS PLUS

#825477

increases in the expected volatility of index prices, interest rate increases, and by poor market performance. All other factors being equal, the Segment Interim Value would be lower the earlier a withdrawal or surrender is made during a Segment. Also, participation in upside performance for early withdrawals is pro-rated based on the period those amounts were invested in a Segment. This means you participate to a lesser extent in upside performance the earlier you take a withdrawal.

We currently offer the Structured Investment Option using the following Indices:

Indices

•	S&P 500 Price Return Index
•	Russell 2000® Price Return Index
•	iShares® MSCI EAFE ETF

Types of contracts.  We offer the contracts for use as:

•	A nonqualified annuity (“NQ”) for after-tax contributions only.

•	An individual retirement annuity (“IRA”), either traditional IRA or Roth IRA.

•	An annuity that is an investment vehicle for a qualified plan (“QP”) (whether defined contribution or defined benefit; transfer contributions only).

A minimum contribution of $25,000 is required to purchase a contract.

The principal underwriters of the contract are Equitable Advisors, LLC (Equitable Financial Advisors in MI and TN), (“Equitable Advisors”) and Equitable Distributors, LLC (“Equitable Distributors”), (together, the “Distributors”). The offering of the contract is intended to be continuous.

Registration statements relating to this offering have been filed with the SEC. The statement of additional information (“SAI”) dated May 1, 2020, is a part of the registration statement filed on Form N-4. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI is incorporated by this reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC’s website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.

Electronic delivery of shareholder reports (pursuant to Rule 30e-3).  Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for portfolio companies available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Company by calling 1-800-789-7771 or by calling your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com or by calling your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

Contents of this Prospectus

When we address the reader of this Prospectus with words such as “you“ and “your,“ we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

When we use the word “contract“ it also includes certificates that are issued under group contracts in some states.

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11. Incorporation of certain documents by reference	81

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The Company

We are Equitable Financial Life Insurance Company, a New York stock life insurance corporation. We have been doing business since 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the contracts. The Company is solely responsible for paying all amounts owed to you under your contract.

Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $734.4 billion in assets as of December 31, 2019. For more than 160 years the Company has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

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Definitions of key terms

Account Value — Your “account value” is the total of: (i) the values you have in the variable investment options, (ii) the values you have in the Segment Type Holding Accounts and (iii) your Segment Interim Values.

Annual Lock Anniversary — The end of each Annual Lock Period.

Annual Lock Anniversary Ending Amount — The amount on an Annual Lock Anniversary calculated for the first Annual Lock Period by adding the Annual Lock Yearly Return Amount to the Segment Investment, as adjusted for any withdrawals from that Segment. For subsequent Annual Lock Periods the amount is calculated by adding the Annual Lock Yearly Return Amount to the previous Annual Lock Anniversary Starting Amount, as adjusted for any withdrawals from that Segment. The Annual Lock Anniversary Ending Amount is used solely to calculate the Segment Maturity Value for Annual Lock Segments. The Annual Lock Anniversary Ending Amount is not credited to the contract, is not the Segment Interim Value and cannot be received upon surrender or withdrawal.

Annual Lock Anniversary Starting Amount — The Annual Lock Anniversary Starting Amount for the first Annual Lock Period is equal to the Segment Investment, as adjusted for any withdrawals from that Segment. For subsequent Annual Lock Periods, it is equal to the Annual Lock Anniversary Ending Amount for the prior Annual Lock Period, as adjusted for any withdrawals from that Segment. The Annual Lock Anniversary Starting Amount is not credited to the contract, is not the Segment Interim Value and cannot be received upon surrender or withdrawal.

Annual Lock Period — Each of the one-year periods during an Annual Lock Segment.

Annual Lock Segment — Any multi-year duration Segment belonging to a Segment Type whose name includes “Annual Lock”. Unlike other Segments, your return is cumulatively calculated based on Index performance each Annual Lock Period subject to the Performance Cap Rate and Segment Buffer.

Annual Lock Yearly Rate of Return — The Rate of Return for an Annual Lock Segment during an Annual Lock Period as calculated on the Annual Lock Anniversary. If the Index Performance Rate is positive, then the Annual Lock Yearly Rate of Return is a rate equal to the Index Performance Rate, but not more than the Performance Cap Rate. If the Index Performance Rate is negative, but declines by a percentage less than or equal to the Segment Buffer, then the Annual Lock Yearly Rate of Return is 0%. If the Index Performance Rate is negative, and declines by more than the Segment Buffer, then the Annual Lock Yearly Rate of Return is negative, but will not reflect the amount of the Segment Buffer (i.e., the first -10% of downside performance).

Annual Lock Yearly Return Amount — Equals the Segment Investment multiplied by the Annual Lock Yearly Rate of Return for the first Annual Lock Period. For subsequent Annual Lock Periods, it is equal to the Annual Lock Anniversary Starting Amount multiplied by the corresponding Annual Lock Yearly Rate of Return.

Annuitant — The “annuitant” is the person who is the measuring life for determining the contract’s maturity date. The annuitant is not necessarily the contract owner. Where the owner of a contract is non-natural, the annuitant is the measuring life for determining contract benefits, except for the Return of Premium Death Benefit.

Business Day — Our “business day” is generally any day the New York Stock Exchange (“NYSE”) is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). If the SEC determines the existence of emergency conditions on any day, and consequently, the NYSE does not open, then that day is not a business day.

Cash Value — At any time before annuity payments begin, your contract’s cash value is equal to the account value less any applicable withdrawal charges.

Contract Date — The “contract date” is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract.

Contract date anniversary — The end of each 12 month period is your “contract date anniversary.” For example, if your contract date is May 1, your contract date anniversary is April 30.

Contract Year — The 12 month period beginning on your contract date and each 12 month period after that date is a “contract year.”

Dollar Cap Averaging Program — Our Dollar Cap Averaging Program allows for the systematic transfer of amounts in the dollar cap averaging account into the Segment Type Holding Accounts.

Dual Direction Segments — Any segment belonging to a Segment Type whose name includes “Dual Direction”. For Dual Direction Segments the Segment Rate of Return is equal to the absolute value of the Index Performance Rate for that Segment if the Index Performance Rate is between the Performance Cap Rate and the Segment Buffer, inclusive of both.

Index — An Index is used to determine the Segment Rate of Return for a Segment. We currently offer Segment Types based on the performance of (1) securities indices or (2)

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exchange-traded funds. Throughout this Prospectus, we refer to these indices and exchange-traded funds using the term “Index” or, collectively, “Indices.” In the future, we may offer Segment Types based on other types of Indices.

Index Performance Rate — For a Segment, the percentage change in the value of the related Index from the Segment Start Date to the Segment Maturity Date or from the Segment Start Date to the first Annual Lock Anniversary (and thereafter from one Annual Lock Anniversary to the next) for Annual Lock Segments. The Index Performance Rate may be positive, negative or zero.

IRA — Individual retirement annuity contract, either traditional IRA or Roth IRA (may also refer to an individual retirement account or an individual retirement arrangement).

IRS — Internal Revenue Service.

NQ Contract — Nonqualified contract.

Owner — The “owner” is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits, except for the Return of Premium Death Benefit.

Performance Cap Rate — For Standard Segments and Dual Direction Segments the Performance Cap Rate is the highest Segment Rate of Return that can be credited on a Segment Maturity Date. For Annual Lock Segments the Performance Cap Rate is the highest Annual Lock Yearly Rate of Return that can be applied on an Annual Lock Anniversary. For Step Up Segments the Performance Cap Rate is the Segment Rate of Return if the Index Performance Rate for that Segment is greater than or equal to zero. The Performance Cap Rate is not an annual rate of return.

QP Contract — An annuity contract that is an investment vehicle for a qualified plan.

Reference Life (Lives) — The Reference Life (or Reference Lives) is the individual or individuals on whose life we base the optional Return of Premium Death Benefit. We establish the Reference Life (or Reference Lives) at contract issue and the Reference Life (or Reference Lives) generally does not change. For contracts with a natural owner, the Reference Life (or Reference Lives) is the original owner (or original joint owners). For contracts with a non-natural owner, the Reference Life is the original annuitant. The Reference Life or Reference Lives may also be referred to as the Measuring Life or Measuring Lives in certain documents.

Segment — An investment option we establish with the Index, Segment Duration and Segment Buffer of a specific Segment Type, and for which we also specify a Segment Maturity Date and Performance Cap Rate. We currently offer Standard Segments, Annual Lock Segments, Step Up Segments and Dual Direction Segments.

Segment Buffer — The portion of any negative Index Performance Rate that the Segment Buffer absorbs on a Segment Maturity Date or each Annual Lock Anniversary for a particular Segment. Any percentage decline in a Segment’s

Index Performance Rate in excess of the Segment Buffer reduces your Segment Maturity Value and any Annual Lock Anniversary Ending Amount.

Segment Business Day — A business day that all Indices underlying available Segments are scheduled to be open and to publish prices. A scheduled holiday for any one Index disqualifies that day from being scheduled as a Segment Business Day for all Segments. We use Segment Business Days in this manner so that, based on published holiday schedules, we mature all Segments on the same day and start all new Segments on a subsequent day. This design, among other things, facilitates the roll over of maturing Segment Investments into new Segments.

Segment Duration — The period from the Segment Start Date to the Segment Maturity Date.

Segment Interim Value — The value of your investment in a Segment prior to the Segment Maturity Date.

Segment Investment — The amount transferred to a Segment on its Segment Start Date, as adjusted for any withdrawals from that Segment.

Segment Maturity Date — The Segment Business Day on which a Segment ends.

Segment Maturity Date Requirement — You will not be permitted to invest in a Segment if the Segment Maturity Date is later than your contract maturity date.

Segment Maturity Value — The value of your investment in a Segment on the Segment Maturity Date.

Segment Option — Comprises all Standard Segments, Annual Lock Segments, Step Up or Dual Direction Segments.

Segment Participation Requirements — The requirements that must be met before we transfer amounts from a Segment Type Holding Account to a new Segment on a Segment Start Date.

Segment Rate of Return — The rate of return earned by a Segment as calculated on the Segment Maturity Date. The Segment Rate of Return is calculated differently for different Segment Options.

Segment Return Amount — Equals the Segment Investment multiplied by the Segment Rate of Return.

Segment Start Date — The Segment Business Day on which a new Segment is established.

Segment Type — Comprises a Segment Option having the same Index, Segment Duration and Segment Buffer. Each Segment Type has a corresponding Segment Type Holding Account.

Segment Type Holding Account — An account that holds all contributions and transfers allocated to a Segment Type pending investment in a Segment. There is a Segment Type Holding Account for each Segment Type. The Segment Type Holding Accounts are part of the EQ/Money Market variable investment option.

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Standard Segment — Any Segment belonging to a Segment Type whose name includes “Standard”.

Step Up Segment — Any Segment belonging to a Segment Type whose name includes “Step Up”. For Step Up Segments the Segment Rate of Return is equal to the Performance Cap Rate if the Index Performance Rate for that Segment is greater than or equal to zero on the Segment Maturity Date.

Structured Investment Option — An investment option that permits you to invest in various Segments, each tied to the performance of an Index, and participate in the performance of that Index.

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Structured Capital Strategies® PLUS at a glance — key features

Variable investment options

The variable investment options invest in portfolios sub-advised by professional investment advisers. The contract currently offers two variable investment options. Depending upon the performance of the variable investment options, you could lose money by investing in one or more variable investment options.

Structured Investment Option	See “Definition of key terms” on the prior page and “Contract features and benefits” later in this Prospectus for more detailed explanations of terms associated with the Structured Investment Option.

•   Investments in Segments are not investments in underlying mutual funds; Segments are not “index funds.” Each Segment Type offers an opportunity to invest in a Segment that is tied to the performance of a Securities Index or exchange-trade fund. Throughout this Prospectus, we refer to these indices and exchange-traded funds using the term “Index” or, collectively, “Indices.” You participate in the performance of that Index by investing in the Segment. You do not participate in the investment results of any assets we hold in relation to the Segments. We hold assets in a “non-unitized” separate account we have established under the New York Insurance Law to support our obligations under the Structured Investment Option. We calculate the results of an investment in a Segment pursuant to one or more formulas described later in this Prospectus. Depending upon the performance of the Indices, you could lose money by investing in one or more Segments.

•   An “Index” is used to determine the Segment Rate of Return for a Segment. We currently offer Segment Types based on the performance of (1) securities Indices and (2) exchange-traded funds. In the future, we may offer Segment Types based on other types of Indices. The Indices are as follows:

—  S&P 500 Price Return Index;

—  Russell 2000® Price Return Index; and

—  iShares® MSCI EAFE ETF.

•   The Segment Return Amount will only be applied on the Segment Maturity Date.

•   The Segment Rate of Return could be positive, zero, or negative. There is a risk of a substantial loss of your principal because you agree to absorb all losses to the extent they exceed the applicable Segment Buffer.

•   The Performance Cap Rate for the same Segment may be different for owners who elect that Segment during their first Contract Year than for owners who are in their second or later Contract Year. The Performance Cap Rate is the maximum Segment Rate of Return that can be credited on the Segment Maturity Date for Standard and Dual Direction Segments. The Performance Cap Rate is used to calculate the maximum Annual Lock Yearly Rate of Return on an Annual Lock Anniversary for Annual Lock Segments. The Performance Cap Rate is the Rate of Return if the Index Performance Rate for that Segment is greater than or equal to zero for Step Up Segments. The Performance Cap Rate may limit your participation in any increases in the underlying Index associated with a Segment. We will not open a Segment with a Performance Cap Rate below the applicable minimum Performance Cap Rate. In some cases, we may decide not to declare a Performance Cap Rate for a Segment, in which case there is no maximum Segment Rate of Return for that Segment.

•   On any date prior to Segment maturity, we calculate the Segment Interim Value for each Segment as described in “Appendix III — Segment Interim Value”. This amount may be less than the amount invested, may be less than the Annual Lock Anniversary Ending Amount on each Annual Lock Anniversary and may be less than the amount you would receive had you held the investment until Segment maturity. The Segment Interim Value will generally be negatively affected by increases in the expected volatility of index prices, interest rate increases, and by poor market performance. All other factors being equal, the Segment Interim Value would be lower the earlier a withdrawal or surrender is made during a Segment. Also, participation in upside performance for early withdrawals is pro-rated based on the period those amounts were invested in a Segment. This means you participate to a lesser extent in upside performance the earlier you take a withdrawal.

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Structured Investment Option (continued)	• The following chart provides a comparison of certain differences between Segment Types.

Segment Type	Segment Durations	Buffers	Minimum Performance Cap Rates
Standard	6 year, (1 year*)	-10%; -20%; -30%	12%, (2%*)
Dual Direction	6 year	-10%	12%
Annual Lock	6 year	-10%	2%
Step Up	1 year	-10%	2%

* 1 year Standard Segments have limited availability and are only available with the -10% buffer. The iShares® MSCI EAFE EFT is not available with the 1 year Standard Segments.

•   Both the Performance Cap Rate and the Segment Buffer are rates of return from the Segment Start Date to the Segment Maturity Date for Standard, Step Up and Dual Direction Segments or from the Segment Start Date to the first Annual Lock Anniversary (and thereafter from each Annual Lock Anniversary to the next) for Annual Lock Segments, not annual rates of return, even if the Segment Duration is longer than one year.

•   Step Up and Dual Direction Segments will generally have lower Performance Cap Rates than Standard Segments with the same Index, Segment Duration and Segment Buffer.

•   The highest level of protection on a Segment Maturity Date is the -30% Segment Buffer and lowest level of protection is the -10% Segment Buffer.

•   This product generally offers greater upside potential, but less downside protection, on a Segment Maturity Date than fixed indexed annuities, which provide a guaranteed minimum return.

Tax considerations	• On earnings inside the contract	No tax until you make withdrawals from your contract or receive annuity payments.
	• On transfers inside the contract	No tax on transfers among investment options, including on a Segment Maturity Date.
If you are purchasing an annuity contract as an Individual Retirement Annuity (IRA) or to fund an employer retirement plan (QP or Qualified Plan), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code for individual retirement arrangements. Before purchasing this contract, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of this contract with any other investment that you may use in connection with your individual retirement arrangement. You should also be aware that income received under the contract is taxable as ordinary income and not as capital gain. For more information, see “Tax information” later in this Prospectus.

Contribution amounts

•   NQ

$25,000 (initial) (minimum)

$500 (subsequent) (minimum)

•   Traditional or Roth IRA

$25,000 (initial) (minimum)

$50 (subsequent) (minimum)

•   QP (defined contribution or defined benefit)

$25,000 (initial) (minimum)

$500 (subsequent) (minimum)

•   Maximum contribution limitations apply to all contracts.

In general, contributions are limited to $1.5 million under all Structured Capital Strategies® contracts with the same owner or annuitant and $2.5 million under all our annuity accumulation contracts with the same owner or annuitant. Higher contributions may only be made with our prior approval. Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions including contributions in general, or to particular investment options. In addition, we may, at any time, exercise our right to limit or terminate transfers into any variable investment option. For more information, see “How you can purchase and contribute to your contract” in “Contract features and benefits” later in this Prospectus. For contracts issued to qualified plans, see “Appendix VI” later in this Prospectus.

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Access to your money

•   Partial withdrawals

•   Contract surrender

•   You may be subject to tax on any income you receive and, unless you are age 59 1/2 or another exception applies, an additional 10% federal income tax penalty. You may also incur a withdrawal charge for certain withdrawals or if you surrender your contract.

Additional features	• Dollar Cap Averaging Program
Death Benefits

•   Return of Premium Death Benefit (for an additional charge)

The optional Return of Premium Death Benefit is payable upon the death of the Reference Life (or surviving Reference Life if there are joint Reference Lives). The Reference Life will not generally change even if the owner or annuitant is changed. If elected, the death benefit payable is the greater of the Return of Premium Death Benefit amount (calculated as total contributions reduced pro rata by any withdrawals) or the account value. The guaranteed benefits under the contract are supported by the Company’s general account and are subject to the Company’s claims paying ability. Contract owners should look to the financial strength of the Company for its claims paying ability.

• Account value death benefit (no additional charge)
Fees and charges	Please see “Fee table” later in this section for complete details.
Owner and annuitant issue ages	0-85
Your right to cancel	To exercise your cancellation right you must notify us, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive your contract. If state law requires, this “free look” period may be longer. See “Your right to cancel within a certain number of days” in “Contract features and benefits” later in this Prospectus for more information.

The table above summarizes only certain current key features of the contract. The table also summarizes certain current limitations, restrictions and exceptions to those features that we have the right to impose under the contract and that are subject to change in the future. In some cases, other limitations, restrictions and exceptions may apply. The contract may not currently be available in all states. All Segment Types may not be available in all states. For a state-by-state description of all material variations to this contract, see “Appendix II” later in this Prospectus.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus is a disclosure document and describes all of the contract’s material features, benefits, rights and obligations, as well as other information. The Prospectus should be read carefully before investing. Please feel free to speak with your financial professional, or call us, if you have any questions.

Other contracts

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, and have fees and charges, that are different from those in the contracts offered by this Prospectus. Not every contract we issue is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding our other annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of our annuity contracts.

Some selling broker-dealers may require you to elect certain features or options, including features or options that have an additional cost. Other broker-dealers may not require you to elect those features or options. You can contact us to find out more about the availability of any of our annuity contracts, features and options.

You should work with your financial professional to decide whether this contract is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

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Fee table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in “Charges and expenses” later in this Prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, request special services or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.(1)

Charges we deduct from your account value at the time you request certain transactions
Maximum withdrawal charge as a percentage of contributions withdrawn (deducted if you surrender your contract or make certain withdrawals or apply your cash value to certain payout options).	6.00%(2)

Charge for each additional transfer in excess of 12 transfers per contract year:(3)	Maximum Charge: $35 Current Charge: $0

Special services charges

• Wire transfer charge	Current and Maximum Charge:	$90

• Express mail charge	Current and Maximum Charge:	$35

• Duplicate contract charge	Current and Maximum Charge:	$35(5)

• Check preparation charge(4)	Maximum Charge Current Charge	$85 $0

• Charge for third-party transfer or exchange(4)	Maximum Charge Current Charge	$125 $65(5)

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying Trust portfolio fees and expenses.

Charges we deduct from your variable investment options (including the Segment Type Holding Accounts) expressed as an annual percentage of daily net assets
Separate account annual expenses:
Variable Investment Option fee(6)	1.15%
This fee does not apply to amounts held in a Segment.
Optional Separate Account Expenses:
Return of Premium Death Benefit charge(7)	0.20%
Total separate account annual expenses with highest optional separate account annual expenses	1.35%
Charges we deduct from Segments if you elect the optional Return of Premium Death Benefit, expressed as an annual percentage of the Segment Investment
Return of Premium Death Benefit charge(8)	0.20%

Adjustments for early surrender or withdrawal from a Segment
When calculation is made	Maximum amount that may be lost(9)
	-10% Buffer	-20% Buffer	-30% Buffer
Segment Interim Value is applied on surrender or withdrawal from a Segment prior to its Segment Maturity Date	90% of Segment Investment	80% of Segment Investment	70% of Segment Investment

You also bear your proportionate share of all fees and expenses paid by a “portfolio” that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio’s net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio’s fees and expenses is contained in the Trust Prospectus for the portfolio.

Portfolio operating expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses)(10)	Lowest 0.71%	Highest 1.00%

(1)	The current tax charge that might be imposed varies by jurisdiction and currently ranges from 0% to 3.5%.

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(2)	Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge.

The withdrawal charge percentage we use is determined by the contract year in which you make the withdrawal, surrender your contract to receive its cash value, or surrender your contract to apply your cash value to a non-life contingent annuity payment option. For each contribution, we consider the contract year in which we receive that contribution to be “contract year 1”.

Contract Year
1	6.00%
2	6.00%
3	5.00%
4	5.00%
5	4.00%
6	3.00%
7+	0.00%

(3)

Currently, we do not charge for transfers among variable investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each variable transfer at the time each transfer is processed. See “Transfer charge” in “Charges and expenses” later in this Prospectus. We will not count transfers from Segment Type Holding Accounts into Segments on a Segment Start Date, or the allocation of Segment Maturity Value on a Segment Maturity Date in calculating the number of transfers subject to this charge.

(4)	The charge will not exceed 2% of the amount disbursed or transferred.

(5)	This charge is currently waived. This waiver may be discontinued at any time, with or without notice.

(6)

On a non-guaranteed basis, we may waive any portion of the variable investment option fee as it applies to the EQ/Money Market variable investment option (including any amounts in the Segment Type Holding Accounts and dollar cap averaging account) to the extent that the fee exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the variable investment option fee, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See “Variable Investment Option fee” in “Charges and expenses” later in this Prospectus.

(7)

On a non-guaranteed basis, we may waive any portion of the Return of Premium Death Benefit charge as it applies to the EQ/Money Market variable investment option (including any amounts in the Segment Type Holding Accounts and dollar cap averaging account) to the extent that the charge exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the Return of Premium Death Benefit charge, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See “Return of Premium Death Benefit charge” in “Charges and expenses” later in this Prospectus.

(8)

The Return of Premium Death Benefit charge is deducted from each Segment on the Segment Maturity Date as part of the Segment Rate of Return calculation. If the contract is surrendered or annuitized, a withdrawal is taken, or a death benefit is paid, on any date other than the Segment Maturity Date, we will deduct a pro rata portion of the charge from each Segment.

(9)

The actual amount of the Segment Interim Value is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date, as discussed in “Appendix III” later in this Prospectus. The maximum loss would occur if there is a total distribution for a Segment with a -10%, -20% or -30% buffer at a time when the Index price has declined to zero. For Annual Lock Segments, this is the maximum amount you could lose during each Annual Lock Period. The maximum loss for an Annual Lock Segment could be greater than 90%. If you surrender or cancel your contract, die or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date or Annual Lock Anniversary, any upside performance will be limited to a percentage lower than the Performance Cap Rate.

(10)	“Total Annual Portfolio Operating Expenses” may be based, in part, on estimated amounts of such expenses.

Examples

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). These examples do not reflect charges for any special service you may request. For a complete description of portfolio charges and expenses, please see the prospectuses for the Trust.

The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated.

The Dollar Cap Averaging Program is not covered by the fee table and examples. While there is no fee for using the Dollar Cap Averaging Program, any applicable variable investment option fee amount and withdrawal charges do apply to amounts residing in the dollar cap averaging account.

You can find examples illustrating the Structured Investment Option under “Structured Investment Option” in “Contract Features and Benefits.” Withdrawal charges, if any, also apply to the Structured Investment Option.

These examples should not be considered a representation of past or future expenses for any variable investment option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

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The example assumes that you invest $10,000 in the contract (and allocate the entire amount to the specified variable investment options and not to any Segments) for the time periods indicated and that your investment has a 5% return each year and you elected the Return of Premium Death Benefit. The example also assumes (i) the total annual expenses of the portfolios set forth in the previous tables; and (ii) there is no waiver of any withdrawal charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
EQ/BalancedStrategy	$846	$1,258	$1,696	$2,764	$246	$758	$1,296	$2,764
EQ/MoneyMarket	$816	$1,166	$1,543	$2,457	$216	$666	$1,143	$2,457

The example assumes that you invest $10,000 in the contract (and allocate the entire amount to the specified variable investment options and not to any Segments) for the time periods indicated and that your investment has a 5% return each year and you did not elect the Return of Premium Death Benefit. The example also assumes (i) the total annual expenses of the portfolios set forth in the previous tables; and (ii) there is no waiver of any withdrawal charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
EQ/BalancedStrategy	$826	$1,196	$1,592	$2,557	$226	$696	$1,192	$2,557
EQ/MoneyMarket	$795	$1,104	$1,438	$2,244	$195	$604	$1,038	$2,244

Condensed financial information

Please see Appendix I at the end of this Prospectus for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2019.

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1. Risk factors

This section discusses risks associated with some features of the contract. See “Definition of key terms” earlier in this Prospectus and “Contract features and benefits” later in this Prospectus for more detailed explanations of terms associated with the Structured Investment Option.

•

There is a risk of a substantial loss of your principal because you agree to absorb all losses from the portion of any negative Index Performance Rate that exceeds the Segment Buffer on the Segment Maturity Date or Annual Lock Anniversary. The highest level of protection provided by a single Segment Investment Option is the -30% Segment Buffer (only available on certain Segments) and the lowest level of protection is the -10% Segment Buffer.

For Standard Segments. For example, the -10% Segment Buffer protects your Segment Investment against the first 10% of loss. If the Index Performance Rate declines by more than the Segment Buffer, you will lose an amount equal to 1% of your Segment Investment for every 1% that the Index Performance Rate declines below the Segment Buffer. This means that you could lose up to 70% of your principal with a -30% Segment Buffer, up to 80% of your principal with a -20% Segment Buffer and up to 90% of your principal with a -10% Segment Buffer. Each time you roll over your Segment Maturity Value into a new Standard Segment you are subject to the same risk of loss as described above.

For Annual Lock Segments. The -10% Segment Buffer protects against the first 10% of loss each Annual Lock Period. If the Index Performance Rate declines by more than the Segment Buffer during an Annual Lock Period, you will lose an amount equal to 1% of your Segment Investment (if the decline occurs during the first Annual Lock Period and of your Annual Lock Anniversary Starting Amount thereafter) for every 1% that the Index Performance Rate declines below the Segment Buffer. This means that during an Annual Lock Period you could lose up to 90% of your Segment Investment (if the decline occurs during the first Annual Lock Period and of your Annual Lock Anniversary Starting Amount thereafter) with the -10% Segment Buffer. The cumulative result means that you could lose more than 90% of your principal in an Annual Lock Segment. Each time you roll over your Segment Maturity Value into a new Annual Lock Segment you are subject to the same risk of loss as described above.

For Step Up and Dual Direction Segments. The -10% Segment Buffer protects your Segment Investment against the first 10% of loss. If the Index Performance Rate declines by more than the Segment Buffer, you will lose an amount equal to 1% of your Segment Investment for every 1% that the Index Performance Rate declines below the Segment Buffer. This means that you could lose up to 90% of your principal with a -10% Segment Buffer. Each time you roll over your Segment Maturity Value into a new Step Up or Dual Direction Segment you are subject to the same risk of loss as described above.

•

For Standard, Step Up and Dual Direction Segments, your Segment Rate of Return for any Segment is limited by its Performance Cap Rate, which could cause your Segment Rate of Return to be lower than it would otherwise be if you invested in a mutual fund or exchange-traded fund designed to track the performance of the applicable Index. For Annual Lock Segments, your Annual Lock Yearly Rate of Return for any Segment is limited by its Performance Cap Rate, which could cause your Annual Lock Yearly Rate of Return and Segment Rate of Return to be lower than it would otherwise be if you invested in a mutual fund or exchange-traded fund designed to track the performance of the applicable Index.

•	The Performance Cap Rate may limit your participation in any increases in the underlying Index associated with a Segment.

•	The Performance Cap Rate for the same Segment may be higher for owners who elect that Segment during their first Contract Year than for owners who are in their second or later Contract Year.

The Performance Cap Rate is a rate of return from the Segment Start Date to the Segment Maturity Date or from the Segment Start Date to the first Annual Lock Anniversary (and thereafter from each Annual Lock Anniversary to the next), NOT an annual rate of return, even if the Segment Duration is longer than one year.

•

The method we use in calculating your Segment Interim Value may result in an amount lower than your Segment Investment, even if the corresponding Index has experienced positive investment performance since the Segment Start Date. Also, this amount may be less than the amount you would receive had you held the investment until the Segment Maturity Date.

—

If you take a withdrawal, including required minimum distributions, and there is insufficient value in the variable investment options, the Segment Type Holding Accounts and the dollar cap averaging account, we will withdraw amounts from any active Segments in your contract. Amounts withdrawn from active Segments will be valued using the formula for calculating the Segment Interim Value and will reduce your Segment Investment.

—	If you die or cancel or surrender your contract before the Segment Maturity Date, we will pay the Segment Interim Value.

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—

Any calculation of the Segment Interim Value will generally be affected by changes in both the volatility and level of the relevant Index, as well as interest rates. The calculation of the Segment Interim Value is linked to various factors, including the value of hypothetical fixed instruments and derivatives as described in “Appendix III” of this Prospectus. The Segment Interim Value will generally be negatively affected by increases in the expected volatility of index prices, interest rate increases, and by poor market performance. Prior to the Segment Maturity Date you will not receive the full potential of the Performance Cap since the participation in upside performance for early withdrawals is pro-rated based on the period those amounts were invested in a Segment or Annual Lock Period. Generally, you will not receive the full protection of the Segment Buffer prior to the Segment Maturity Date because the Segment Interim Value only reflects a portion of the downside protection expected to be provided on the Segment Maturity Date or Annual Lock Anniversary. As a Segment moves closer to the Segment Maturity Date or Annual Lock Anniversary, the Segment Interim Value would generally reflect higher realized gains of the Index performance or, in the case of negative performance, increased downside Segment Buffer protection. All other factors being equal, the Segment Interim Value would be lower the earlier a withdrawal or surrender is made during a Segment or Annual Lock Period. This means you participate to a lesser extent in upside performance and downside protection the earlier you take a withdrawal.

—

The Company’s decision to use investment rates, which are generally higher than swap rates, to calculate the Fair Value of Hypothetical Fixed Instruments component of the Segment Interim Value will result in a lower value for that component relative to using swap rates to calculate that component and, all other things being equal, will result in a lower recalculated Segment Investment if a partial withdrawal is taken from a Segment or a lower withdrawal amount if a full withdrawal is taken from a Segment.

•

You cannot transfer out of a Segment prior to its maturity to another investment option. You can only make withdrawals out of a Segment or surrender your contract. The amount you would receive would be calculated using the formula for the Segment Interim Value.

•	We may not offer new Segments of any or all Segment Types, so a Segment may not be available for you to transfer your Segment Maturity Value into after the Segment Maturity Date.

•

If a beneficiary elects the “5-year rule” under the Beneficiary continuation option (i.e., the entire account value must be fully withdrawn by the end of the calendar year which contains the fifth anniversary of the owner’s death), that beneficiary is not permitted to transfer any account value that is in a variable investment option into any 6-year Segment nor are they permitted to transfer any account value from a maturing Segment into any 6-year Segment. This generally means that such a beneficiary can only transfer account value to the variable investment options, unless they are at least 91 years old and younger than 97 years old and the next Segment Start Date is more than one year from the end of the calendar year which contains the fifth anniversary of your death.

•

The 1-year Standard Segments are only available if you are at least 91 years old and younger than 97 years old. Once the next Segment Start Date is less than six years from your contract’s maturity date you can only invest in 1-year Segments (and the iShares® MSCI EAFE EFT is not available). Once you are 97 years old, you can no longer invest in new Segments.

•

We have the right to substitute an alternative index prior to Segment Maturity if the publication of one or more Indices is discontinued or at our sole discretion we determine that our use of such Indices should be discontinued or if the calculation of one or more of the Indices is substantially changed. If we substitute an index for an existing Segment, we would not change the Segment Buffer or Performance Cap Rate. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced Index.

•

If a Segment cannot be matured until after the scheduled Segment Start Date, we may create new Segments of Segment Types that utilize unaffected Indices on the scheduled Segment Start Date. This may occur if the Segment Maturity Date for a Segment is delayed more than once because the value for the relevant underlying Index of the Segment is not published on the designated Segment Maturity Date. If your instructions include an allocation from a Segment whose Segment Maturity Date has been delayed to a new Segment whose underlying Index is unaffected, we will not be able to transfer that portion of your Segment Maturity Value from the affected Segment to the unaffected Segment. We will use reasonable efforts to allocate your Segment Maturity Value in accordance with your instructions, which may include holding amounts in Segment Type Holding Accounts until the next Segment Start Date.

•	The amounts held in a Segment Type Holding Account may earn a return that is less than the return you might have earned if those amounts were held in another variable investment option.

•	Step Up and Dual Direction Segments will generally have lower Performance Cap Rates than Standard Segments with the same Index, Segment Duration and Segment Buffer.

•	Standard Segment Types with greater protection tend to have lower Performance Cap Rates than other Standard Segment Types that use the same Index and duration but provide less protection.

•	The value of your variable investment options will fluctuate and you could lose some or all of your account value.

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•	The level of risk you bear and your potential investment performance will differ depending on the investments you choose.

•	If your account value falls below the applicable minimum account size as a result of a withdrawal, the contract will terminate.

•

If you surrender your contract, any applicable withdrawal charge is calculated as a percentage of contributions, not account value. It is possible that the percentage of account value withdrawn could exceed the applicable withdrawal charge percentage. For example, assume you make a onetime contribution of $1,000 at contract issue. If your account value is $800 in contract year 3 and you surrender your contract, a withdrawal charge percentage of 5% is applied. The withdrawal charge would be $50 (5% of the $1,000 contribution). This is a 6.25% reduction of your account value, which results in a cash value of $750 paid to you.

•

No company other than us has any legal responsibility to pay amounts that the Company owes under the contract. An owner should look to the financial strength of the Company for its claims-paying ability.

•

The Segments track the performance of an Index. By investing in the Structured Investment Option, you are not actually invested in an Index, an exchange-traded fund that tracks an index, or any underlying securities.

•

Your Segment Maturity Value is subject to application of the Performance Cap Rate and the Segment Buffer. For Standard, Step Up and Dual Direction Segments, your Segment Maturity Value is not affected by the price of the Index on any date between the Segment Start Date and the Segment Maturity Date. For Annual Lock Segments, your Annual Lock Anniversary Ending Amount is not affected by the price of the Index on any date between the Segment Start Date and the first Annual Lock Anniversary (and thereafter from each Annual Lock Anniversary to the next).

•

As an investor in the Segment, you will not have voting rights or rights to receive cash dividends or other distributions or other rights that holders of the shares of the funds or holders of securities comprising the indices would have.

•	Values of securities can fluctuate, and sometimes wildly fluctuate, in response to changes in the financial condition of a company as well as general market, economic or political conditions.

—

Foreign securities involve risks not associated with U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values. There are greater risks involved with investments linked to emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

•	If you invest in a Segment that provides performance tied to the performance of the iShares® MSCI EAFE ETF, you should consider the following:

—

The performance of the iShares® MSCI EAFE ETF may not replicate the performance of, and may underperform the MSCI EAFE Index (the “underlying Index”). The price of the iShares® MSCI EAFE ETF will reflect expenses and fees that will reduce its relative performance. Moreover, it is also possible that the iShares® MSCI EAFE ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the underlying Index. Because the return on your Segment Investment (subject to the Performance Cap and downside Segment Buffer protection) is linked to the performance of the iShares® MSCI EAFE ETF and not the underlying Index, the return on your Segment Investment may be less than that of an alternative investment linked directly to the underlying Index or the components of the underlying Index.

—	The investment objective and strategies of the iShares® MSCI EAFE ETF are potentially subject to change.

—	The iShares® MSCI EAFE ETF invests in foreign securities.

•	Past performance of an Index is not an indication of its future performance.

•

You cannot terminate the Return of Premium Death Benefit once you elect it. This means that you cannot avoid paying the charge for the Return of Premium Death Benefit even if you no longer want or need the protection offered by the Return of Premium Death Benefit. This also means you cannot avoid paying the charge when the account value is higher than your adjusted contributions.

•

If you elect the Return of Premium Death Benefit, then you cannot make contributions to the contract once the oldest living Reference Life reaches age 76 (or the first contract date anniversary if later). This means that you will not be able to increase the Return of Premium Death Benefit amount after this date.

•

If the owner of the contract is changed, the original owner(s) will remain as the Reference Life (Reference Lives) for the Return of Premium Death Benefit. This means that if the new owner dies before the Reference Life (Reference Lives), the Return of Premium Death Benefit is not payable. Also, the Return of Premium Death Benefit is not payable if the new owner elects an annuity payout option, which terminates the benefit.

•	If you elect the Return of Premium Death Benefit and subsequently divorce:

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—	if a portion of the account value is withdrawn due to divorce, the value of your Return of Premium Death Benefit will be reduced by an amount that may be more than the amount withdrawn;

—	the sole Reference Life for this death benefit will not change even if the ownership does which may result in the beneficiary (or beneficiaries) not receiving the Return of Premium Death Benefit; and

—

the joint Reference Lives will not change unless one ex-spouse is awarded sole ownership of the contract and all necessary documentation is provided to change the ownership of the contract to that ex-spouse before either one of the joint Reference Lives dies which may result in the beneficiary (or beneficiaries) not receiving the Return of Premium Death Benefit.

•

Because of the way Segment Rate of Return is calculated for Step Up Segments, when the Index Performance Rate is near zero, a very small difference in the Index of Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, if the Performance Cap Rate is 8.00% and the Index Performance Rate is 0.00% on the Segment Maturity Date, the Segment Rate of Return would be 8.00%. However, if the Index Performance Rate had instead been -0.01% on the Segment Maturity Date the Segment Rate of Return would be 0.00%.

•

Because of the way the Segment Rate of Return is calculated for Dual Direction Segments, when the Index Performance Rate is near the Segment Buffer, a very small difference in the Index Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, if the Index Performance Rate is -10.00% on the Segment Maturity Date the Segment Rate of Return is 10.00% whereas, if the Index Performance Rate is -10.01% on the Segment Maturity Date the Segment Rate of Return is -0.01%.

COVID-19

The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. Equity and financial markets have experienced increased volatility and negative returns, and interest rates have declined due to the COVID-19 pandemic and other market factors. Such events can adversely impact us and our operations. Management believes the Company is taking appropriate actions to mitigate the negative impact to our business and operations. However, the full impact of COVID-19 is unknown and cannot be reasonably estimated or predicted at this time as these events are still developing.

Moreover, these market conditions have impacted the performance of the Indices to which Segments are linked, as well as the funds underlying the variable investment options. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any contributions, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the contract. The duration of the

COVID-19 pandemic, and the future impact that the pandemic may have on the financial markets and global economy, cannot be foreseen, however. You should consult with a financial professional about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as purchasing the contract or making contributions, transfers, or withdrawals, based on your individual circumstances.

Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyber-attacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyber-attacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even if our workforce and employees of our service providers and/or third party administrators were able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing other contract-related transactions. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

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2. How to reach us

Please communicate with us at the mailing addresses listed below for the purposes described. You can also use our Online Account Access system to access information about your account and to complete certain requests through the Internet. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:

For correspondence with checks:

For contributions sent by regular mail:

Retirement Service Solutions

P.O. Box 1577

Secaucus, NJ 07096-1577

For contributions sent by express delivery:

Retirement Service Solutions

500 Plaza Drive, 6th Floor

Secaucus, NJ 07094

For correspondence without checks:

For all other communications (e.g., requests for transfers, withdrawals, or required notices) sent by regular mail:

Retirement Service Solutions

P.O. Box 1547

Secaucus, NJ 07096-1547

For all other communications (e.g., requests for transfers, withdrawals, or required notices) sent by express delivery:

Retirement Service Solutions

500 Plaza Drive, 6th Floor

Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.

Reports we provide:

•

written confirmation of financial transactions and certain non-financial transactions, including when money is transferred into a Segment from a Segment Type Holding Account; when money is not transferred from a Segment Type Holding Account into a Segment on a Segment Start Date for any reason; when a Segment matures; or when you change your current instructions; and

•	at the close of each calendar quarter and statement of your contract values at the close of each calendar year.

See “Definition of key terms” earlier in this Prospectus for a more detailed explanation of terms associated with the Structured Investment Option.

Online Account Access system:

Online Account Access is designed to provide you with up-to-date information through the Internet. You can obtain information on:

•	your current account value;

•	your current allocation percentages;

•	your instructions on file for allocating the Segment Maturity Value on the Segment Maturity Date;

•	the number of units you have in the variable investment options and the Segment Type Holding Accounts;

•	the daily unit values for the variable investment options and the Segment Type Holding Accounts; and

•	performance information regarding the variable investment options.

You can also:

•	change your allocation percentages and/or transfer among the variable investment options (not available for transfers to Segment Type Holding Accounts);

•	change your password;

•	elect to receive certain contract statements electronically;

•	change your address; and

•	access “Frequently Asked Questions” and certain service forms.

Online Account Access is normally available seven days a week, 24 hours a day. You may use Online Account Access by visiting our website at www.equitable.com and clicking on Online Account Access. Of course, for reasons beyond our control, this service may sometimes be unavailable.

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We have established procedures to reasonably confirm that the instructions communicated through the Internet are genuine. For example, we will require certain personal identification information before we will act on Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to this service if we determine that you engaged in a disruptive transfer activity such as “market timing” (see “Disruptive transfer activity” in “Transferring your money among investment options” later in this Prospectus).

Customer service representative:

You may also use our toll-free number (1-877-899-3743) to speak with one of our customer service representatives. Our customer service representatives are available on the following business days.

•	Monday through Thursday from 8:30 a.m. until 7:00 p.m., Eastern time.

•	Friday from 8:30 a.m. until 5:30 p.m., Eastern time.

We require that the following types of communications be on specific forms we provide for that purpose:

(1)	authorization for transfers, including transfers of your Segment Maturity Value on a Segment Maturity Date, by your financial professional;

(2)	conversion of a traditional IRA to a Roth IRA contract;

(3)	tax withholding elections (see withdrawal request form);

(4)	election of the beneficiary continuation option;

(5)	election of a predetermined form of death benefit payout;

(6)	IRA contribution recharacterizations;

(7)	Section 1035 exchanges;

(8)	direct transfers and specified direct rollovers;

(9)	death claims;

(10)	change in ownership (NQ only, if available under your contract);

(11)	purchase by, or change of ownership to, a non-natural owner;

(12)	requests to transfer, re-allocate, make subsequent contributions and change your future allocations (except that certain transactions may be permitted through the Online Account Access systems);

(13)	providing instructions for allocating the Segment Maturity Value on the Segment Maturity Date;
(14)	requests for withdrawals, including withdrawals of the Segment Maturity Value on the Segment Maturity Date; and

(15)	requests for contract surrender.

To cancel or change any of the following, we require written notification generally at least seven calendar days before the next scheduled transaction:

(1)	instructions on file for allocating the Segment Maturity Value on the Segment Maturity Date; and

(2)	instructions to withdraw your Segment Maturity Value on the Segment Maturity Date.

We also have specific forms that we recommend you use for the following types of requests:

(1)	beneficiary changes; and

(2)	dollar cap averaging.

To cancel or change any of the following, we require written notification generally at least seven calendar days before the next scheduled transaction:

(1)	the date annuity payments are to begin; and

(2)	dollar cap averaging.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take. Some requests may be completed online; you can use our Online Account Access system to contact us and to complete such requests through the Internet. In the future, we may require that certain requests be completed online.

Signatures:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, both must sign.

eDelivery:

You can register to receive statements and other documents electronically. You can do so by visiting our website at www.equitable.com.

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3. Contract features and benefits

How you can purchase and contribute to your contract

You may purchase a contract by making payments to us that we call “contributions.” We can refuse to accept any contribution from you at any time, including after you purchase the contract. We require a minimum contribution amount for each type of contract purchased. Maximum contribution limitations also apply. The following table summarizes our current rules regarding contributions to your contract, which rules are subject to change. For a traditional IRA contract, your initial contribution must be a direct transfer from another traditional IRA or a rollover from an eligible retirement plan (including another traditional IRA). For a Roth IRA contract, your initial contribution must be a direct transfer from another Roth IRA or a rollover from an eligible retirement plan including traditional IRA or another Roth IRA. For a QP contract, your initial contribution and any subsequent contributions must be a direct transfer from other investments within an existing qualified plan trust. Both the owner and annuitant named in the contract must meet the issue age requirements shown in the table, and contributions are based on the age of the older of the original owner and annuitant. Subsequent contributions may not be permitted in your state. Please see Appendix II later in this Prospectus for any applicable state variations.

We reserve the right to change our current limitations on your contributions and to discontinue acceptance of contributions.

We currently do not accept any contribution if (i) the aggregate contributions under one or more Structured Capital Strategies® contracts with the same owner or annuitant would then total more than $1,500,000; or (ii) the aggregate contributions under all our annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on certain criteria we determine, including issue age, aggregate contributions, variable investment option allocations and selling broker-dealer compensation. These and other contribution limitations may not be applicable in your state. Please see Appendix II later in this Prospectus for more information on state variations.

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to:

•	Change our contribution requirements and limitations and our transfer rules, including to:

—	increase or decrease our minimum contribution requirements and increase or decrease our maximum contribution limitations;

—	discontinue the acceptance of subsequent contributions to the contract;

—	discontinue the acceptance of subsequent contributions and/or transfers into one or more of the variable investment options; and

—	discontinue the acceptance of subsequent contributions and/or transfers into one or more of the Segment Type Holding Accounts or the Segments.

•	Further limit the number of Segment Type Holding Accounts and Segments you may invest in at any one time.

•	Limit or terminate new contributions or transfers to any variable investment option, Segment Type Holding Account or Segment (“investment options”).

We reserve the right in our sole discretion to discontinue the acceptance of, and/or place additional limitations on contributions and transfers into certain investment options, including any or all of the Segment Types. If we exercise this right, your ability to invest in your contract, increase your account value and, consequently, increase your account value death benefit, or Return of Premium Death Benefit, if elected, will be limited.

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Contract type	Available for owner and annuitant issue ages	Minimum contributions	Source of contributions	Additional limitations on contributions to your contract(1)
NQ	0 through 85	• $25,000 (initial) • $500 (subsequent)	• After-tax money. • Paid to us by check or transfer of contract value in a tax deferred exchange under Section 1035 of the Internal Revenue Code.

•   You may make subsequent contributions to the contract until the later of the older of the original annuitant’s (if applicable) or owner’s (or older original joint owner’s if applicable) attained age 86 (76 if you have elected the Return of Premium Death Benefit) or the first contract date anniversary.

Traditional IRA	0 through 85	• $25,000 (initial) • $50 (subsequent)

•   Eligible rollover distributions from 403(b) plans, qualified plans and governmental employer 457(b) plans.

•   Rollovers from another traditional individual retirement arrangement.

•   Direct custodian-to- custodian transfers from another traditional individual retirement arrangement.

•   Regular IRA contributions.

•   Additional catch-up contributions.

•   You may make subsequent contributions to the contract until the later of the older of the original annuitant’s (if applicable) or owner’s (or older original joint owner’s if applicable) attained age 86 (76 if you have elected the Return of Premium Death Benefit) or the first contract date anniversary.

•   You may make rollover or direct transfer contributions to the contract until the later of the older of the original annuitant’s (if applicable) or owner’s (or older original joint owner’s if applicable) attained age 86 (76 if you have elected the Return of Premium Death Benefit) or the first contract date anniversary.

•   Contributions made after lifetime required minimum distributions must start must be net of any required minimum distributions.

•   Although we accept regular IRA contributions (limited to $6,000 per calendar year) under traditional IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.

•   Subsequent catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 at any time during the calendar year for which the contribution is made.

(1)

Subsequent contributions may not be permitted under certain conditions in your state. Please see Appendix II later in this Prospectus for more information on contribution limitations in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into any investment option at any time.

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Contract type	Available for owner and annuitant issue ages	Minimum contributions	Source of contributions	Additional limitations on contributions to your contract(1)
Roth IRA	0 through 85	• $25,000 (initial) • $50 (subsequent)

•   Rollovers from another Roth IRA.

•   Rollovers from a designated Roth contribution account under specified retirement plans.

•   Conversion rollovers from a traditional IRA or other eligible retirement plan.

•   Direct custodian-to-custodian transfers from another Roth individual retirement arrangement.

•   Regular Roth IRA contributions.

•   Additional catch-up contributions.

•   You may make subsequent contributions to the contract until the later of the older of the original annuitant’s (if applicable) or owner’s (or older original joint owner’s if applicable) attained age 86 (76 if you have elected the Return of Premium Death Benefit) or the first contract date anniversary.

•   You may make rollover or direct transfer contributions to the contract until the later of the older of the original annuitant’s (if applicable) or owner’s (or older original joint owner’s if applicable) attained age 86 (76 if you have elected the Return of Premium Death Benefit) or the first contract date anniversary.

•   Conversion rollovers after lifetime required minimum distributions must start must be net of required minimum distributions for the traditional IRA or other eligible retirement plan that is the source of the conversion rollover.

•   Although we accept Roth IRA contributions (limited to $6,000 per calendar year) under Roth IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.

•   Subsequent catch-up contributions of up to $1,000 per calendar year where the owner is at least 50 at any time during the calendar year for which the contribution is made.

QP (defined benefit and defined contribution)	20-75	• $25,000 (initial) • $500 (subsequent)	• Only transfer contributions from other investments within an existing qualified plan trust. • The plan must be qualified under Section 401(a) of the Internal Revenue Code.

•   For 401(k) plans, transferred contributions may not include any after-tax contributions, including designated Roth contributions.

•   We do not accept contributions directly from the employer.

•   We reserve the right to limit aggregate contributions made each contract year after the first contract year to 100% of the first contract year contributions.

(1)

Subsequent contributions may not be permitted under certain conditions in your state. Please see Appendix II later in this Prospectus for more information on contribution limitations in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into any investment option at any time.

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Owner and annuitant requirements

Under NQ contracts, the annuitant can be different from the owner. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner. We reserve the right to prohibit availability of this contract to any non-natural owner.

Owners which are not individuals may be required to complete the appropriate Form W-8 describing the entity type to avoid 30% FATCA withholding from U.S.-source income.

For NQ contracts (with a single owner, joint owners, or a non-natural owner) we permit the naming of joint annuitants only when the contract is purchased through an exchange that is intended not to be taxable under Section 1035 of the Internal Revenue Code and only where the joint annuitants are spouses.

Under all IRA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant.

For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for single owner contracts, the surviving spouse must be the sole primary beneficiary. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules. Certain same-sex civil union and domestic partners may not be eligible for tax benefits under federal law and may be required to take post-death distributions.

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act in your state.

Under QP contracts, the owner must be the qualified plan trust and the annuitant must be the plan participant/employee. See Appendix VI later in this Prospectus for more information on QP contracts.

In certain states, where QP contracts are not available, we permit defined benefit and defined contribution plan trusts to use pooled plan assets to purchase NQ contracts. See “Appendix VI: Purchase considerations for defined benefit and defined contribution plans” later in this Prospectus.

In this Prospectus, when we use the terms owner and joint owner, we intend these to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. Unless otherwise stated, if the contract is jointly owned or is issued to a non-natural owner, benefits are based on the age of the older joint owner or older joint annuitant, as applicable.

Purchase considerations for a charitable remainder trust

If you are purchasing the contract to fund a charitable remainder trust and allocate any account value to the Structured Investment Option, you should strongly consider “split-funding”: that is the trust holds investments in addition to this Structured Capital Strategies® contract. Charitable remainder trusts are required to make specific distributions. The charitable remainder trust annual distribution requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. If your Structured Capital Strategies® contract is the only source for such distributions, you may need to take withdrawals from Segments before their Segment Maturity Dates. See the discussion of the Structured Investment Option later in this section.

How you can make your contributions

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to us. We may also apply contributions made for NQ contracts, pursuant to an intended Section 1035 tax-free exchange or for IRA contracts, pursuant to a direct transfer. For a traditional IRA contract, your initial contribution must be a direct transfer from another traditional IRA or a rollover from an eligible retirement plan (including a traditional IRA). For a Roth IRA contract, your initial contribution must be a direct transfer from another Roth IRA or a rollover from an eligible retirement plan including a traditional IRA or another Roth IRA. For QP contracts, all contributions must be transfers from another investment within an existing qualified plan trust. We do not accept starter checks or travelers’ checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form or not in accordance with our administrative procedures.

For your convenience, we will accept initial and subsequent contributions by wire transmittal from certain broker-dealers who have agreements with us for this purpose, including circumstances under which such contributions are considered received by us when your order is taken by such broker-dealers. These methods of payment are discussed in detail in “More information” later in this Prospectus.

If your contract is sold by a financial professional of Equitable Advisors, Equitable Advisors will direct us to hold your initial contribution, whether received via check or wire, in a non-interest bearing “Special Bank Account for the Exclusive Benefit of Customers” while Equitable Advisors ensures your application is complete and that suitability standards are met. Equitable Advisors will either complete this process or instruct us to return your contribution to you within the time requirements set by applicable rules of the Financial Industry Regulatory Authority (“FINRA”). Upon timely and successful completion of this review, Equitable Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing. If the period for obtaining this information extends through a Segment Start Date, your initial investment will not be allocated to new Segments until the next Segment Start Date.

If your application is in good order when we receive it from Equitable Advisors for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your contract is missing or

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unclear, we will hold your contribution while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information. If the period for obtaining this information extends through a Segment Start Date, your initial investment will not be allocated to new Segments until the next Segment Start Date.

If your financial professional is with a selling broker-dealer other than Equitable Advisors, your initial contribution must generally be accompanied by a completed application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you or your financial professional on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information. If the period for obtaining this information extends through a Segment Start Date, your initial investment will not be allocated to new Segments until the next Segment Start Date.

Allocating your contributions

Your allocation instructions determine how your contributions are allocated, which may be among one or more of the investment options. The maximum current number of Segments that may be active in your contract at any time is 136. The maximum number of active Segments we allow at any one time may change and, in the future, it may be lower than the current number disclosed herein. If a transfer from a Segment Type Holding Account into a Segment will cause a contract to exceed that limit, such transfers will be defaulted to the EQ/Money Market variable investment option. If there are multiple Segments scheduled to be established on a Segment Start Date, new Segments will be established in the order of those that would have the largest initial Segment Investment first until the limit is reached. Any remaining amount that is not transferred into a Segment will then be defaulted to the EQ/Money Market variable investment option. We will notify you that your allocation instructions have exceeded the maximum number of Segments and request new instructions when the proceeds are defaulted into the EQ/Money Market Account. Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Once your contributions are allocated to the investment options they become part of your account value. Subsequent contributions are allocated according to instructions on file unless you provide new instructions. We discuss account value in “Determining your contract’s value” later in this Prospectus.

The contract is between you and the Company. The contract is not an investment advisory account, and the Company is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. Your Equitable Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract.

What are your investment options under the contract?

Your investment options are the variable investment options, the Segments comprising the Structured Investment Option and the Dollar Cap Averaging Program. The term variable investment options includes the Segment Type Holding Accounts unless otherwise noted. The Segment Type Holding Accounts are part of the EQ/Money Market variable investment option. The Structured Investment Option and the Segment Type Holding Accounts are discussed later in this section under “Structured Investment Option.” The Dollar Cap Averaging Program invests in the dollar cap averaging account, which is part of the EQ/Money Market variable investment option. See “Dollar Cap Averaging Program” later in this section for more information.

Variable investment options

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. Because the variable investment options are not Segments, they are not subject to any Segment Buffer. You can lose all of your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives, and their sub-advisers. We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers into any of the variable investment options and to limit the number of variable investment options you may elect.

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Portfolios of the Trust

We offer an affiliated Trust, which in turn offers one or more Portfolios. Equitable Investment Management Group, LLC (“Equitable IMG”), formerly AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of the Company, serves as the investment adviser of the Portfolios of EQ Advisors Trust. For some Portfolios, Equitable IMG has entered into sub-advisory agreements with one or more other investment advisers (the “sub-advisers”) to carry out investment decisions for the Portfolios. As such, among other responsibilities, Equitable IMG oversees the activities of the sub-advisers with respect to the Trust and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that Equitable Advisors and Equitable Distributors directly or indirectly receive 12b-1 fees from the Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios’ average daily net assets. The Portfolios’ sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers’ respective Portfolios. In addition, Equitable IMG receives management fees and administrative fees in connection with the services it provides to the Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios’ prospectuses for more information.) These fees and payments, as well as the Portfolios’ investment management fees and administrative expenses, will reduce the underlying Portfolios’ investment returns. The Company and/or its affiliates may profit from these fees and payments. The Company considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

The EQ/Balanced Strategy Portfolio invests in other affiliated Portfolios (the ”EQ Fund of Fund Portfolio”). The EQ Fund of Fund Portfolio offers contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolio by Equitable IMG. Equitable Advisors, an affiliated broker-dealer of the Company, may promote the benefits of such Portfolio to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolio is consistent with their desired investment objectives. In doing so, the Company, and/or its affiliates, may be subject to conflicts of interest insofar as the Company may derive greater revenues from the EQ Fund of Fund Portfolio than certain other Portfolios available to you under your contract. Please see “Allocating your contributions” later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the EQ Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by Equitable IMG (the “EQ volatility management strategy”) and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The EQ volatility management strategy employs various volatility management techniques, such as the use of ETFs or futures and options, to reduce the Portfolio’s equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio’s exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio’s participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified below in the chart by a “✓” under the column entitled “Volatility Management.”

Asset Transfer Program.  Portfolio allocations in certain of our variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)

By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio’s investment performance and the ability of the sub-adviser to fully implement the Portfolio’s investment strategy could be negatively affected; and

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(b)

By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

EQ Advisors Trust (Class IB Shares) Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable	Volatility Management
EQ/BALANCED STRATEGY	Seeks long-term capital appreciation and current income.	• Equitable Investment Funds Management Group, LLC	✓
EQ/MONEY MARKET(1)	Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.	• BNY Mellon Investment Adviser, Inc. • Equitable Investment Funds Management Group, LLC
(1)

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

You should consider the investment objectives, risks and charges and expenses of the portfolios carefully before investing. The prospectuses for the Trust contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of the Trust prospectuses that do not accompany this Prospectus, you may call one of our customer service representatives at 1-877-899-3743.

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Structured Investment Option

The Structured Investment Option consists of a number of Segment Types, each of which provides a rate of return tied to the performance of a specified Securities Index or exchange-traded fund. You generally have the opportunity to invest in any of the Segment Types described below, subject to the requirements, limitations and procedures disclosed in this section. You participate in the performance of an Index by investing in the corresponding Segment. Investments in Segments are not investments in underlying mutual funds; Segments are not “index funds.”

Segment Types

You can invest in Standard Segment Types and Annual Lock Segment Types. We are not obligated to offer any one particular Segment Type. Also, we are not obligated to offer any Segment Types. Each investment in a Segment Type that starts on a particular Segment Start Date is referred to as a Segment.

A Segment Type refers to all Standard Segments or Annual Lock Segments that have the same Index, Segment Duration, and Segment Buffer. Each Segment Type has a corresponding Segment Type Holding Account. Please refer to the “Definitions of key terms” section earlier in this Prospectus for a discussion of these terms.

The following chart lists the current Standard Segment Types:

Index	Segment Duration	Segment Buffer	Minimum Performance Cap Rate
S&P 500 Price Return Index	6 year 1 year*	-10%; -20%; -30% -10%	12% 2%
Russell 2000® Price Return Index	6 year 1 year*	-10%; -20%; -30% -10%	12% 2%
iShares® MSCI EAFE ETF	6 year	-10%; -20%; -30%	12%

*	Standard Segments with a 1 year Segment Duration have limited availability and are only available with the -10% buffer.

The following chart lists the current Annual Lock Segment Types:

Index	Segment Duration	Annual Buffer	Minimum Performance Cap Rate
S&P 500 Price Return Index	6 year	-10%	2%
Russell 2000® Price Return Index	6 year	-10%	2%
iShares® MSCI EAFE ETF	6 year	-10%	2%

The following chart lists the current Step Up Segment Types:

Index	Segment Duration	Segment Buffer	Minimum Performance Cap Rate
S&P 500 Price Return Index	1 year	-10%	2%
Russell 2000® Price Return Index	1 year	-10%	2%
iShares® MSCI EAFE ETF	1 year	-10%	2%

The following chart lists the current Dual Direction Segment Types:

Index	Segment Duration	Segment Buffer	Minimum Performance Cap Rate
S&P 500 Price Return Index	6 year	-10%	12%

On a Segment Maturity Date, the highest level of protection is the -30% Segment Buffer and lowest level of protection is the -10% Segment Buffer.

The Indices are described in more detail below, under the heading “Indices.”

Standard Segment example:  For the S&P 500 Price Return Index/6 year/-20% Segment Type, a Segment could be established as S&P 500 Price Return Index/6 year/-20% with a 45% Performance Cap Rate. This means that you will participate in the performance of the S&P 500 Price Return Index for six years starting from the Segment Start Date. If the Index performs positively during this period, your Segment Rate of Return could be as much as 45% for that Segment Duration. If the Index performs negatively during this period, at maturity you will be protected from the first 20% of the Index’s decline. If the Index performance is between -20% and 0%, your Segment Maturity Value on the Segment Maturity Date will be equal to your Segment Investment.

Standard Segment Types with greater protection tend to have lower Performance Cap Rates than other Standard Segment Types that use the same Index and duration but provide less protection.

Annual Lock Segment example:  For the S&P 500 Price Return Index Annual Lock/6 year annual lock/-10% Segment Type, a Segment could be established as S&P 500 Price Return Index Annual Lock/6 year annual lock/-10% with a 10% Performance Cap Rate. This means that you will participate in the performance of the S&P 500 Price Return Index for six one-year periods starting from the Segment Start Date. If the Index performs positively during an Annual Lock Period, your Rate of Return could be as much as 10% for that Annual Lock Period. If the Index performs negatively during an Annual Lock Period, at that Annual Lock Anniversary you will be protected from the first 10% of the Index’s decline. If the Index performance is between -10% and 0%

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for that Annual Lock Period, your Annual Lock Anniversary Ending Amount on that Annual Lock Anniversary will be equal to the Annual Lock Anniversary Starting Amount (or Segment Investment for the first Annual Lock Period).

Step Up Segment example:  For the S&P 500 Price Return Index Step Up/1 year/-10% Segment Type, a Segment could be established as S&P 500 Price Return Index Step Up/1 year/-10% with a 9% Performance Cap Rate. This means that you will participate in the performance of the S&P 500 Price Return Index for one year starting from the Segment Start Date. If the Index performs positively or equal to zero during this period, your Segment Rate of Return would be 9% for that Segment Duration. If the Index performs negatively during this period, at maturity you will be protected from the first 10% of the Index’s decline. If the Index performance is between -10% and 0%, your Segment Maturity Value on the Segment Maturity Date will be equal to your Segment Investment.

Step Up Segments will generally have lower Performance Cap Rates than Standard Segments with the same Index, Segment Duration and Segment Buffer. This is because the Segment Rate of Return for Step Up Segments is equal to the Performance Cap Rate for certain lower returns.

Dual Direction Segment example: For the S&P 500 Price Return Index/6 year Dual Direction/-10% Segment Type, a Segment could be established as S&P 500 Price Return Index Dual Direction/6 year/-10% with a 90% Performance Cap Rate. This means that you will participate in the performance of the S&P 500 Price Return Index for six years starting from the Segment Start Date. If the Index performs positively during this period, your Segment Rate of Return could be as much as 90% for that Segment Duration. If the Index performs negatively but not more negatively than the Segment Buffer during this period, at maturity your Segment Rate of Return will be equal to the absolute value of the Index’s negative performance. This means that if the Index performs negatively down to and including -10%, your Segment Rate of Return will be positive up to and including 10%. If the Index performs more negatively than the Segment Buffer, your Segment Rate of Return will be negative equal to the percentage loss in the Index which exceeds the Segment Buffer. If the Index is flat (0% return), your Segment Rate of Return will be zero. Please note: The absolute value of a number is simply that number without regard to it being positive or negative (e.g., without regard to its mathematical sign). For example, the absolute value of -3 is 3. Therefore, for purposes of the Segment Rate of Return calculation, the absolute value of the Index Performance Rate is simply the Index Performance Rate without regard to its mathematical sign (e.g., the absolute value of a -3% Index Performance Rate is 3%).

Dual Direction Segments will generally have lower Performance Cap Rates than Standard Segments with the same Index, Segment Duration and Segment Buffer. This is because the Segment Rate of Return for Dual Direction Segments is equal to the absolute value of the Index Performance Rate for certain negative returns. Please note that the Performance Cap Rate and Segment Rate of Return for

Dual Direction Segments are cumulative rates of return over the 6-year period from the Segment Start Date to the Segment Maturity Date. They are NOT annual rates, even though the Segment Duration is longer than one year.

Both the Performance Cap Rate and the Segment Rate of Return are rates of return from the Segment Start Date to the Segment Maturity Date (or from the Segment Start Date to the first Annual Lock Anniversary and thereafter from each Annual Lock Anniversary to the next for Annual Lock Segments), NOT annual rates of return, even if the Segment Duration is longer than one year. Therefore the Index Performance Rate is also not an annual rate. The performance of the Index, the Performance Cap Rate and the Segment Buffer are all measured from the Segment Start Date to the Segment Maturity Date (or from the Segment Start Date to the first Annual Lock Anniversary and thereafter from each Annual Lock Anniversary to the next for Annual Lock Segments), and the Performance Cap Rate and Segment Buffer apply if you hold the Segment until the Segment Maturity Date (or from the Segment Start Date to the first Annual Lock Anniversary and thereafter from each Annual Lock Anniversary to the next for Annual Lock Segments). If you surrender or cancel your contract, die or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date (or Annual Lock Anniversary for Annual Lock Segments), and any upside performance will be limited to a percentage lower than the Performance Cap Rate. Please see “Your contract’s value in the Structured Investment Option” in “Determining your contract’s value” later in this Prospectus. A partial withdrawal from a Segment does not affect the Performance Cap Rate and Segment Buffer that apply to any remaining amounts that are held in the Segment through the Segment Maturity Date (or from the Segment Start Date to the first Annual Lock Anniversary and thereafter from each Annual Lock Anniversary to the next for Annual Lock Segments).

We reserve the right to offer any or all Segment Types more or less frequently or to stop offering any or all of them or to suspend offering any or all of them temporarily for some or all contracts. Please see “Suspension, termination and changes to Segment Types” later in this section. All Segment Types may not be available in all states. We may also add Segment Types in the future.

We may limit the total number of Segments that may be active on a contract at any time.

Indices

Each Segment Type references an Index that determines the performance of its associated Segments. We currently offer Segment Types based on the performance of (1) securities indices or (2) exchange-traded funds. Throughout this Prospectus, we refer to these indices and exchange-traded funds using the term “Index” or, collectively, “Indices.” Not all Indices may be available under your contract. Please see “Appendix II: State contract availability and/or variations of certain features and benefits” later in this Prospectus.

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Securities Indices.  The following Securities Indices are currently available:

S&P 500 Price Return Index.  The S&P 500 Price Return Index was established by Standard & Poor’s. The S&P 500 Price Return Index includes 500 leading companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities. The S&P 500 Price Return Index does not include dividends declared by any of the companies included in this Index.

Russell 2000® Price Return Index.  The Russell 2000® Price Return Index was established by Russell Investments. The Russell 2000® Price Return Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Price Return Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Price Return Index does not include dividends declared by any of the companies included in this Index.

Exchange-Traded Funds.  The following exchange-traded funds are currently available:

iShares® MSCI EAFE ETF.  The iShares® MSCI EAFE ETF seeks investment results that correspond generally to the performance of the MSCI EAFE Index, which is the underlying index. The underlying index is composed of large and mid-capitalization developed market equities including Europe, Australasia and the Far East and excluding the United States and Canada. The iShares® MSCI EAFE ETF is an exchange traded fund. The price of the iShares® MSCI EAFE ETF will reflect expenses and fees that will reduce its relative performance. Moreover, it is also possible that the iShares® MSCI EAFE ETF may not fully replicate the performance of the underlying index, may underperform the underlying index, or may, in certain circumstances, diverge significantly from the performance of the underlying index. Because the return on your Segment Investment (subject to the Performance Cap and downside Segment Buffer protection) is linked to the performance of the iShares® MSCI EAFE ETF and not the underlying index, the return on your Segment Investment may be less than that of an alternative investment linked directly to the underlying index or the components of the underlying index. The investment performance of the iShares® MSCI EAFE ETF Segment is only based on the closing share price of the Index Fund. The iShares® MSCI EAFE ETF Segment does not include dividends and other distributions declared by the Index Fund.

Please see Appendix IV later in this Prospectus for important information regarding the publishers of the Indices.

Segment Type Holding Accounts

Any contribution or transfer designated for a Segment Type will be allocated to the corresponding Segment Type Holding Account until the Segment Start Date. The Segment Type Holding Accounts are part of the EQ/Money Market variable investment option. The Segment Type Holding Accounts have the same rate of return as the EQ/Money Market variable investment option. You must transfer or contribute to the Segment Type Holding Account for the corresponding Segment Type if you want to invest in a Segment; you cannot transfer or contribute directly to a Segment.

You can transfer amounts from a Segment Type Holding Account into any of the variable investment options, or another Segment Type Holding Account at any time up to the close of business on the last business day before the Segment Start Date.

Segment Start Date

Each Segment will have a Segment Start Date. Segments generally start on the first or third Thursday of each month. However, the Segment Start Date may sometimes be a different day under certain circumstances. Please see “Setting the Segment Maturity Date and Segment Start Date” below. Also, we may offer Segments more or less frequently and on different days for some or all contracts.

Performance Cap Rate

The Performance Cap Rate determines the maximum Segment Rate of Return that each Segment will be credited with on the Segment Maturity Date or the maximum Annual Lock Yearly Rate of Return on each Annual Lock Anniversary. Performance Cap Rates are announced at least two weeks before the Segment Start Date and can be found at www.equitable.com/scsplus. The Performance Cap Rate for each Segment, including each Annual Lock Segment, will not change throughout the Segment Duration. The Performance Cap Rate for the same Segment may be higher or lower for owners who elect that Segment during their first Contract Year than for owners who are in their second or later Contract Year.

You may not transfer out of a Segment before the Segment Maturity Date. For more information regarding transfer restrictions, please see “Transferring your account value” later in this Prospectus.

The Performance Cap Rate may limit your participation in any increases in the underlying Index associated with a Segment. Our minimum Performance Cap Rates for 6 year and 1 year Standard Segments is 12% and 2%, respectively. Our minimum Performance Cap Rate for Annual Lock Segments is 2%. Our minimum Performance Cap Rate for Step Up Segments is 2%. Our minimum Performance Cap Rate for Dual Direction Segments is 12%. We guarantee that for the life of your contract we will not open a Segment with a Performance Cap Rate below the applicable minimum Performance Cap Rate. In some cases, we may decide not to declare a Performance Cap Rate for a Segment, in which case there is no maximum Segment Rate of Return for that Segment and you will receive the Index Performance Rate for that Segment subject to the Segment Buffer. When this happens, the Segment is referred to as uncapped.

Please note that the Performance Cap Rate and Segment Rate of Return are cumulative rates of return from the Segment Start Date to the Segment Maturity Date or from the Segment Start Date to the first Annual

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Lock Anniversary and thereafter from each Annual Lock Anniversary to the next for Annual Lock Segments, NOT annual rates, even if the Segment Duration is longer than one year. The Performance Cap Rate is set at our sole discretion.

Segment Participation Requirements

Provided that all participation requirements are met, all amounts allocated to a Segment Type that are in the associated Segment Type Holding Account as of the close of business on the business day preceding the Segment Start Date, plus any earnings on those amounts, will be transferred into the new Segment on the Segment Start Date. However, amounts transferred into the Segment Type Holding Account on the Segment Start Date itself will not be included in any new Segment created that day. These amounts will remain in the Segment Type Holding Account until they are transferred out or the next Segment Start Date on which the participation requirements are met for the amounts to be transferred into a new Segment.

The participation requirements are as follows: (1) Segment is available and (2) Segment Maturity Date Requirement is met. If these requirements are met, your account value in the Segment Type Holding Account will be transferred into a new Segment. This amount is your initial Segment Investment. Once your account value has been swept from a Segment Type Holding Account into a Segment, transfers into or out of that Segment before its Segment Maturity Date are not permitted.

(1) Segment is available.  The Segment must actually be created on the Segment Start Date as scheduled. We may suspend or terminate any Segment Type, at our sole discretion, at any time. If we terminate a Segment Type, no new Segments of that Segment Type will be created, and the amount that would have been transferred to the Segment will be transferred to the EQ/Money Market variable investment option instead. If we suspend a Segment Type, no new Segments of that Segment Type will be created until the suspension ends, and the amount that would have been transferred to the Segment will remain in the Segment Type Holding Account.

(2) Segment Maturity Date Requirement is met.  The Segment Maturity Date must occur on or before the contract maturity date. If the Segment Maturity Date is after the contract maturity date, your account value in the Segment Type Holding Account will be transferred to the EQ/Money Market variable investment option.

In addition, 1-year Standard Segments are only available if you are at least 91 years old and younger than 97 years old.

Segment Maturity Date

Your Segment Maturity Date is the Segment Business Day on which a Segment ends. You will receive advance notice of maturing Segments in which you are currently invested in your quarterly statement. You will generally also receive a second advance notice of maturing Segments in which you are currently invested. The additional notice is available by mail or electronically and is generally provided at least 30 days before a Segment Maturity Date. You can instruct us to stop delivering this second notice to you at any time. We reserve the right to discontinue this second notice at any time.

Segment Maturity Instructions. You may specify maturity instructions that tell us how to allocate the Segment Maturity Value among the investment options and you can change these instructions at any time. You may tell us either to follow your instructions on file for new contributions, to withdraw all or part of your Segment Maturity Value, or to transfer your Segment Maturity Value to the next available Segment of the same Segment Type, provided the participation requirements are met. While you may specify or change your maturity instructions for maturing Segments at any time until the close of business on the Segment Maturity Date, we recommend submitting new or revised instructions at least five business days prior to the Segment Maturity Date.

As stated above, you may elect to have maturing Segments invested according to your instructions on file, and those instructions may include allocations to different Segment Types, or you may elect to transfer your Segment Maturity Value to the next available Segment of the same Segment Type in which you are currently invested. If you take either of these steps, then the designated portion of your Segment Maturity Value will be transferred to the corresponding Segment Type Holding Account, as of the close of business on the Segment Maturity Date. Assuming that all participation requirements are met, the designated amounts will be treated like any other amounts in a Segment Type Holding Account. On the next Segment Start Date, the designated amounts in the Segment Type Holding Account will be transferred into the corresponding Segment. Typically, this means the designated amounts would be held in a Segment Type Holding Account for at least one business day.

If you have not provided us with maturity instructions for a maturing Segment, then by default the Segment Maturity Value will be transferred to the Segment Type Holding Account for the same Segment Type as the maturing Segment. Your Segment Maturity Value would then be transferred from that Segment Type Holding Account into the next Segment of that Segment Type on the Segment Start Date except that if the next Segment to be created in the Segment Type would not meet the Segment Maturity Date Requirement or that Segment Type has been terminated, we will instead transfer your Segment Maturity Value to the EQ/Money Market variable investment option.

If you are impacted by these delays, you may transfer your Segment Maturity Value into another Segment Type Holding Account or any other variable investment option at any time before the next Segment Start Date.

Segment Maturity Value

We calculate your Segment Maturity Value on the Segment Maturity Date using your Segment Investment and the Segment Rate of Return.

Your Segment Maturity Value for all Segments is calculated as follows:

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We multiply your Segment Investment by your Segment Rate of Return to get your Segment Return Amount. Your Segment Maturity Value is equal to your Segment Investment plus your Segment Return Amount. Your Segment Return Amount may be negative, in which case your Segment Maturity Value will be less than your Segment Investment.

For Standard Segments, the Segment Rate of Return is equal to the Index Performance Rate (the percentage change in the value of the related Index from the Segment Start Date to the Segment Maturity Date), subject to the Performance Cap Rate and Segment Buffer, minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected, as follows:

If the Index Performance Rate:	Your Segment Rate of Return will be:
exceeds the Performance Cap Rate	equal to the Performance Cap Rate minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected
is positive but less than or equal to the Performance Cap Rate	equal to the Index Performance Rate minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected
is flat or negative by a percentage equal to or less than the Segment Buffer	equal to 0% minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected
is negative by a percentage greater than the Segment Buffer	negative, equal to the extent of the percentage exceeding the Segment Buffer minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected

These values are based on the value of the relevant Index on the Segment Start Date and the Segment Maturity Date. Any fluctuations in the value of the Index between those dates is ignored in calculating the Segment Rate of Return.

For Annual Lock Segments, the Segment Rate of Return is equal to the cumulative result of each successive Annual Lock Yearly Rate of Return, minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected. The Annual Lock Yearly Rate of Return is equal to the Index Performance Rate (the percentage change in the value of the related Index from the Segment Start Date to the first Annual Lock Anniversary and thereafter from one Annual Lock Anniversary to the next), subject to the Performance Cap Rate and Segment Buffer, as follows:

If the Index Performance Rate for the Annual Lock Period:	Your Annual Lock Yearly Rate of Return for that Annual Lock Period will be:
exceeds the Performance Cap Rate	equal to the Performance Cap Rate
is positive but less than or equal to the Performance Cap Rate	equal to the Index Performance Rate
is flat or negative by a percentage equal to or less than the Segment Buffer	equal to 0%
is negative by a percentage greater than the Segment Buffer	negative, equal to the extent of the percentage exceeding the Segment Buffer

We first multiply your Segment Investment by your Annual Lock Yearly Rate of Return for the first year (first Annual Lock Period) to get your Annual Lock Yearly Return Amount for that year (Annual Lock Period). Your Annual Lock Anniversary Ending Amount for the first Annual Lock Period is equal to your Segment Investment plus or minus your Annual Lock Yearly Return Amount for that Annual Lock Period. Your Annual Lock Yearly Return Amount for that period may be negative, in which case your Annual Lock Anniversary Ending Amount for that period will be less than your Segment Investment. The Annual Lock Anniversary Ending Amount on the first Annual Lock Anniversary is the Annual Lock Anniversary Starting Amount for the second year (second Annual Lock Period) that we multiply by the Annual Lock Yearly Rate of Return for that Annual Lock Period and so on for the remaining Annual Lock Periods until the Segment Maturity Date (sixth Annual Lock Anniversary). These values are based on the change in the value of the relevant Index during the relevant Annual Lock Period. Any fluctuation in the value of the Index between a Segment Start Date and the first Annual Lock Anniversary (and between each successive Annual Lock Anniversary thereafter) is ignored when calculating the Annual Lock Anniversary Ending Amount.

Please note: (i) the Annual Lock Anniversary Starting Amount (and each subsequent Annual Lock Anniversary Starting and Ending Amount) is adjusted for any withdrawals (including any withdrawal charge and Return of Premium Death Benefit charge) from the Segment and (ii) the Annual Lock Anniversary Starting and Ending Amounts are used solely to calculate the Segment Maturity Value for Annual Lock Segments, are not credited to the contract, are not the Segment Interim Value, and cannot be received upon surrender or withdrawal.

For Step Up Segments, the Segment Rate of Return is equal to:

•

the Performance Cap Rate if the Index Performance Rate (the percentage change in the value of the related Index from the Segment Start Date to the Segment Maturity Date) is greater than or equal to zero or

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•

the Index Performance Rate if the Index Performance Rate is negative, subject to the Segment Buffer, minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected, as follows:

If the Index Performance Rate:	Your Segment Rate of Return will be:
is greater than or equal to zero	equal to the Performance Cap Rate minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected
is negative by a percentage equal to or less than the Segment Buffer	equal to 0% minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected
is negative by a percentage greater than the Segment Buffer	equal to the extent of the percentage exceeding the Segment Buffer minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected

These values are based on the value of the relevant Index on the Segment Start Date and the Segment Maturity Date. Any fluctuations in the value of the Index between those dates is ignored in calculating the Segment Rate of Return.

Please note: Because of the way Segment Rate of Return is calculated for Step Up Segments, when the Index Performance Rate is near zero, a very small difference in the Index of Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, if the Performance Cap Rate is 8.00% and the Index Performance Rate is 0.00% on the Segment Maturity Date, the Segment Rate of Return would be 8.00% whereas, if the Index Performance Rate is -0.01% on the Segment Maturity Date the Segment Rate of Return is 0.00%.

For Dual Direction Segments, the Segment Rate of Return is equal to the absolute value of Index Performance Rate subject to the Performance Cap Rate unless the Index Performance Rate is less than the Segment Buffer in which case it is equal to the Index Performance Rate subject to the Segment Buffer, minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected, as follows:

If the Index Performance Rate:	Your Segment Rate of Return will be:
is greater than the Performance Cap Rate	equal to the Performance Cap Rate minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected
is between the Performance Cap Rate and Segment Buffer (or equal to either)*	equal to the absolute value of the Index Performance Rate minus the Return of Death Benefit charge if the Return of Death Benefit is elected
is less than the Segment Buffer	negative, equal to the extent of the percentage exceeding the Segment Buffer minus the Return of Death Benefit charge if the Return of Death Benefit is elected
*	If the Index Performance Rate is zero, the Segment Rate of Return is zero.

These values are based on the value of the Index on the Segment Start Date and the Segment Maturity Date. Any fluctuations in the value of the Index between those dates is ignored in calculating the Segment Rate of Return.

Please note: Because of the way the Segment Rate of Return is calculated for Dual Direction Segments, when the Index Performance Rate is near the Segment Buffer, a very small difference in the Index Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, if the Index Performance Rate is -10.00% on the Segment Maturity Date the Segment Rate of Return is 10.00% whereas, if the Index Performance Rate is -10.01% on the Segment Maturity Date the Segment Rate of Return is -0.01%.

Standard Segment Examples

Assume that you invest $1,000 in an S&P 500 Price Return Index, 6-year Segment with a -20% Segment Buffer, we set the Performance Cap Rate for that Segment at 45%, you make no withdrawal from the Segment and you did not elect the Return of Premium Death Benefit.

If the S&P 500 Price Return Index is 50% higher on the Segment Maturity Date than on the Segment Start Date, you will receive a 45% Segment Rate of Return, and your Segment Maturity Value would be $1,450. We reach that amount as follows:

•	The Index Performance Rate (50%) is greater than the Performance Cap Rate (45%), so the Segment Rate of Return (45%) is equal to the Performance Cap Rate.

•	The Segment Return Amount ($450) is equal to the Segment Investment ($1,000) multiplied by the Segment Rate of Return (45%).

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•	The Segment Maturity Value ($1,450) is equal to the Segment Investment ($1,000) plus the Segment Return Amount ($450).

If the S&P 500 Price Return Index is only 26% higher on the Segment Maturity Date than on the Segment Start Date, then you will receive a 26% Segment Rate of Return, and your Segment Maturity Value would be $1,260. We reach that amount as follows:

•	The Index Performance Rate (26%) is less than the Performance Cap Rate (45%), so the Segment Rate of Return (26%) is equal to the Index Performance Rate.

•	The Segment Return Amount ($260) is equal to the Segment Investment ($1,000) multiplied by the Segment Rate of Return (26%).

•	The Segment Maturity Value ($1,260) is equal to the Segment Investment ($1,000) plus the Segment Return Amount ($260).

If the S&P 500 Price Return Index is 10% lower on the Segment Maturity Date than on the Segment Start Date, then you will receive a 0% Segment Rate of Return, and your Segment Maturity Value would be $1,000. We reach that amount as follows:

•	The Index Performance Rate is -10% and the Segment Buffer absorbs the first 20% of negative performance, so the Segment Rate of Return is 0%.

•	The Segment Return Amount ($0) is equal to the Segment Investment ($1,000) multiplied by the Segment Rate of Return (0%).

•	The Segment Maturity Value ($1,000) is equal to the Segment Investment ($1,000) plus the Segment Return Amount ($0).

If the S&P 500 Price Return Index is 30% lower on the Segment Maturity Date than on the Segment Start Date, then you will receive a -10% Segment Rate of Return, and your Segment Maturity Value would be $900. We reach that amount as follows:

•	The Index Performance Rate is -30% and the Segment Buffer absorbs the first 20% of negative performance, so the Segment Rate of Return is -10%.

•	The Segment Return Amount (-$100) is equal to the Segment Investment ($1,000) multiplied by the Segment Rate of Return (-10%).

•	The Segment Maturity Value ($900) is equal to the Segment Investment ($1,000) plus the Segment Return Amount (-$100).

Assume that you invest $1,000 in an S&P 500 Price Return Index, 6-year Segment with a -20% Segment Buffer, we set the Performance Cap Rate for that Segment at 45%, you make no withdrawal from the Segment and you did elect the Return of Premium Death Benefit.

If the S&P 500 Price Return Index is 50% higher on the Segment Maturity Date than on the Segment Start Date, you will receive a 43.8% Segment Rate of Return, and your Segment Maturity Value would be $1,438. We reach that amount as follows:

•

The Index Performance Rate (50%) is greater than the Performance Cap Rate (45%), so the Segment Rate of Return (43.8%) is equal to the Performance Cap Rate (45%) minus the Return of Premium Death Benefit charge (1.20%).

•	The Segment Return Amount ($438) is equal to the Segment Investment ($1,000) multiplied by the Segment Rate of Return (43.8%).

•	The Segment Maturity Value ($1,438) is equal to the Segment Investment ($1,000) plus the Segment Return Amount ($438).

If the S&P 500 Price Return Index is 30% lower on the Segment Maturity Date than on the Segment Start Date, then you will receive a -11.2% Segment Rate of Return, and your Segment Maturity Value would be $888. We reach that amount as follows:

•

The Index Performance Rate is -30% and the Segment Buffer absorbs the first 20% of negative performance, so the Segment Rate of Return (-11.2%) is equal to -10% minus the Return of Premium Death Benefit charge (1.20%).

•	The Segment Return Amount (-$112) is equal to the Segment Investment ($1,000) multiplied by the Segment Rate of Return (-11.2%).

•	The Segment Maturity Value ($888) is equal to the Segment Investment ($1,000) plus the Segment Return Amount (-$112).

Annual Lock Segment Examples

Assume that you invest $1,000 in a S&P 500 Price Return Index, 6-year Annual Lock Segment with a -10% Segment Buffer, we set the Performance Cap Rate for that Segment at 12%, you make no withdrawal from the Segment and you did not elect the Return of Premium Death Benefit.

Below is a table summarizing the various Index Performance Rates, Annual Lock Yearly Rates of Return, Annual Lock Yearly Return Amounts and Annual Lock Anniversary Starting and Ending Amounts for the Annual Lock example that is described immediately following the table.

Year	Index Performance Rate	Annual Lock Yearly Rate of Return	Annual Lock Anniversary Starting Amount	Annual Lock Yearly Return Amount	Annual Lock Anniversary Ending Amount
1	13%	12%	$1,000.00*	$120.00	$1,120.00
2	-5%	0%	$1,120.00	$ 0.00	$1,120.00
3	10%	10%	$1,120.00	$112.00	$1,232.00
4	-12%	-2%	$1,232.00	-$ 24.64	$1,207.36
5	11%	11%	$1,207.36	$132.81	$1,340.17
6	14%	12%	$1,340.17	$160.82	$1,500.99
*	This is also the Segment Investment.

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If the S&P 500 Price Return Index is 13% higher on the first Annual Lock Anniversary than on the Segment Start Date, you will receive a 12% Annual Lock Yearly Rate of Return for that Annual Lock Period, and your Annual Lock Anniversary Ending Amount would be $1,120. We reach that amount as follows:

•

The Index Performance Rate (13%) for the first Annual Lock Period is greater than the Performance Cap Rate (12%), so the Annual Lock Yearly Rate of Return (12%) for the first Annual Lock Period is equal to the Performance Cap Rate.

•

The Annual Lock Yearly Return Amount ($120) for the first Annual Lock Period is equal to the Segment Investment ($1,000), which is also the first Annual Lock Anniversery Starting Amount, multiplied by the Annual Lock Yearly Rate of Return (12%) for the first Annual Lock Period.

•

The Annual Lock Anniversary Ending Amount ($1,120) on the first Annual Lock Anniversary is equal to the Segment Investment ($1,000) plus the Annual Lock Yearly Return Amount ($120) for that Annual Lock Period.

•	The first Annual Lock Anniversary Ending Amount is also the second Annual Lock Anniversary Starting Amount ($1,120).

If the S&P 500 Price Return Index is 5% lower during the second Annual Lock Period, then you will receive a 0% Annual Lock Yearly Rate of Return for that Annual Lock Period, and your Annual Lock Anniversary Ending Amount on the second Annual Lock Anniversary would be $1,120. We reach that amount as follows:

•

The Index Performance Rate (-5%) for the second Annual Lock Period is less than the Segment Buffer which absorbs the first 10% of negative performance, so the Annual Lock Yearly Rate of Return for that Annual Lock Period is 0%.

•

The Annual Lock Yearly Return Amount for the Annual Lock Period ($0) is equal to the second Annual Lock Anniversary Starting Amount ($1,120) multiplied by the Annual Lock Yearly Rate of Return for that Annual Lock Period (0%).

•

The Annual Lock Anniversary Ending Amount on the second Annual Lock Anniversary ($1,120) is equal to the second Annual Lock Anniversary Starting Amount ($1,120) plus the Annual Lock Yearly Return Amount for the second Annual Lock Period ($0).

If the S&P 500 Price Return Index is 10% higher during the third Annual Lock Period, then you will receive a 10% Annual Lock Yearly Rate of Return for that Annual Lock Period, and your Annual Lock Anniversary Ending Amount on the third Annual Lock Anniversary would be $1,232. We reach that amount as follows:

•	The Index Performance Rate (10%) for the third Annual Lock Period is less than the Performance Cap Rate
(12%), so the Annual Lock Yearly Rate of Return (10%) for that Annual Lock Period is equal to the Index Performance Rate.

•

The Annual Lock Yearly Return Amount for that Annual Lock Period ($112) is equal to the third Annual Lock Anniversary Starting Amount ($1,120) multiplied by the Annual Lock Yearly Rate of Return for that Annual Lock Period (10%).

•

The Annual Lock Anniversary Ending Amount on the third Annual Lock Anniversary ($1,232) is equal to the third Annual Lock Anniversary Starting Amount ($1,120) plus the Annual Lock Yearly Return Amount for the third Annual Lock Period ($112).

If the S&P 500 Price Return Index is 12% lower during the fourth Annual Lock Period, then you will receive a -2% Annual Lock Yearly Rate of Return for that Annual Lock Period, and your Annual Lock Anniversary Ending Amount on the fourth Annual Lock Anniversary would be $1207.36. We reach that amount as follows:

•

The Index Performance Rate (-12%) for the fourth Annual Lock Period is greater than the Segment Buffer which absorbs the first 10% of negative performance, so the Annual Lock Yearly Rate of Return for that Annual Lock Period is -2%.

•

The Annual Lock Yearly Return Amount for that Annual Lock Period (-$24.64) is equal to the fourth Annual Lock Anniversary Starting Amount ($1,232) multiplied by the Annual Lock Yearly Rate of Return for that Annual Lock Period (-2%).

•

The Annual Lock Anniversary Ending Amount on the fourth Annual Lock Anniversary ($1,207.36) is equal to the fourth Annual Lock Anniversary Starting Amount ($1,232) plus the Annual Lock Yearly Return Amount for the fourth Annual Lock Period (-$24.64).

If the S&P 500 Price Return Index is 11% higher during the fifth Annual Lock Period, then you will receive a 11% Annual Lock Yearly Rate of Return for that Annual Lock Period, and your Annual Lock Anniversary Ending Amount on the fifth Annual Lock Anniversary would be $1,340.17. We reach that amount as follows:

•

The Index Performance Rate (11%) for the fifth Annual Lock Period is less than the Performance Cap Rate (12%), so the Annual Lock Yearly Rate of Return (11%) for that Annual Lock Period is equal to the Index Performance Rate.

•

The Annual Lock Yearly Return Amount for that Annual Lock Period ($132.81) is equal to the fifth Annual Lock Anniversary Starting Amount ($1,207.36) multiplied by the Annual Lock Yearly Rate of Return for that Annual Lock Period (11%).

•

The Annual Lock Anniversary Ending Amount on the fifth Annual Lock Anniversary ($1,340.17) is equal to the fifth Annual Lock Anniversary Starting Amount ($1,207.36) plus the Annual Lock Yearly Return Amount for the fifth Annual Lock Period ($132.81).

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If the S&P 500 Price Return Index is 14% higher during the sixth Annual Lock Period, then you will receive a 12% Annual Lock Yearly Rate of Return for that Annual Lock Period, and your Annual Lock Anniversary Ending Amount on the sixth Annual Lock Anniversary (which is also the Segment Maturity Date) would be $1,500.99. We reach that amount as follows:

•	The Index Performance Rate (14%) for the sixth Annual Lock Period is greater than the Performance Cap Rate (12%), so the Annual Lock Yearly Rate of Return for that Annual Lock Period is 12%.

•

The Annual Lock Yearly Return Amount for that Annual Lock Period ($160.82) is equal to the sixth Annual Lock Anniversary Starting Amount ($1,340.17) multiplied by the Annual Lock Yearly Rate of Return for that Annual Lock Period (12%).

•

The Annual Lock Anniversary Ending Amount on the sixth Annual Lock Anniversary ($1,500.99) is equal to the sixth Annual Lock Anniversary Starting Amount ($1,340.17) plus the Annual Lock Yearly Return Amount for the sixth Annual Lock Period ($160.82).

•	The Annual Lock Anniversary Ending Amount on the sixth Annual Lock Anniversary is also the Segment Maturity Value ($1,500.99).

The Segment Rate of Return for the above example is 50.099%.

Now assume that you did elect the Return of Premium Death Benefit.

If the S&P 500 Price Return Index returns are as stated in the table above, then you will receive a 48.899% Segment Rate of Return, and your Segment Maturity Value would be $1,488.99. We reach that amount as follows:

•

The Segment Rate of Return (48.899%) is equal to the cumulative result of each successive Annual Lock Yearly Rate of Return (50.099%) minus the Return of Premium Death Benefit charge (1.20%). The cumulative result, also sometimes referred to as the percentage change, can also be calculated as (($1,500.99 – $1,000.00) / $1,000.00) * 100).

•	The Segment Return Amount ($488.99) is equal to the Segment Investment ($1,000) multiplied by the Segment Rate of Return (48.899%).

•	The Segment Maturity Value ($1,488.99) is equal to the Segment Investment ($1,000) plus the Segment Return Amount ($488.99).

Below is a table summarizing the various Index Performance Rates, Annual Lock Yearly Rates of Return, Annual Lock Yearly Return Amounts and Annual Lock Anniversary Starting and Ending Amounts for an Annual Lock example using different Index Performance Rate assumptions.

Year	Index Performance Rate	Annual Lock Yearly Rate of Return	Annual Lock Anniversary Starting Amount		Annual Lock Yearly Return Amount	Annual Lock Anniversary Ending Amount
1	13%	12%	$1,000.00	*	$120.00	$1,120.00
2	-5%	0%	$1,120.00		$ 0.00	$1,120.00
3	8%	8%	$1,120.00		$ 89.60	$1,209.60
4	-20%	-10%	$1,209.60		-$120.96	$1,088.64
5	-19%	-9%	$1,088.64		-$ 97.98	$ 990.66
6	-6%	0%	$ 990.66		$ 0.00	$ 990.66
*	This is also the Segment Investment.

Step Up Segment Examples

Assume that you invest $1,000 in an S&P 500 Price Return Index Step Up, 1-year Segment with a -10% Segment Buffer, we set the Performance Cap Rate for that Segment at 8%, you make no withdrawal from the Segment and you did not elect the Return of Premium Death Benefit.

If the S&P 500 Price Return Index is 10% higher on the Segment Maturity Date than on the Segment Start Date, you will receive an 8% Segment Rate of Return, and your Segment Maturity Value would be $1,080. We reach that amount as follows:

•	The Index Performance Rate (10%) is greater than or equal to zero, so the Segment Rate of Return (8%) is equal to the Performance Cap Rate.

•	The Segment Return Amount ($80) is equal to the Segment Investment ($1,000) multiplied by the Segment Rate of Return (8%).

•	The Segment Maturity Value ($1,080) is equal to the Segment Investment ($1,000) plus the Segment Return Amount ($80).

If the S&P 500 Price Return Index is 3% higher on the Segment Maturity Date, you will receive an 8% Segment Rate of Return, and your Segment Maturity Value would be $1,080. We reach that amount as follows:

•	The Index Performance Rate (3%) is greater than or equal to zero, so the Segment Rate of Return (8%) is equal to the Performance Cap Rate.

•	The Segment Return Amount ($80) is equal to the Segment Investment ($1,000) multiplied by the Segment Rate of Return (8%).

•	The Segment Maturity Value ($1,080) is equal to the Segment Investment ($1,000) plus the Segment Return Amount ($80).

If the S&P 500 Price Return Index is flat (0% return) on the Segment Maturity Date, you will receive an 8% Segment Rate of Return, and your Segment Maturity Value would be $1,080. We reach that amount as follows:

•	The Index Performance Rate (0%) is greater than or equal to zero, so the Segment Rate of Return (8%) is equal to the Performance Cap Rate.

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•	The Segment Return Amount ($80) is equal to the Segment Investment ($1,000) multiplied by the Segment Rate of Return (8%).

•	The Segment Maturity Value ($1,080) is equal to the Segment Investment ($1,000) plus the Segment Return Amount ($80).

If the S&P 500 Price Return Index is 5% lower on the Segment Maturity Date than on the Segment Start Date, then you will receive a 0% Segment Rate of Return, and your Segment Maturity Value would be $1,000. We reach that amount as follows:

•	The Index Performance Rate is -5% and the Segment Buffer absorbs the first 10% of negative performance, so the Segment Rate of Return is 0%.

•	The Segment Return Amount ($0) is equal to the Segment Investment ($1,000) multiplied by the Segment Rate of Return (0%).

•	The Segment Maturity Value ($1,000) is equal to the Segment Investment ($1,000) plus the Segment Return Amount ($0).

If the S&P 500 Price Return Index is 15% lower on the Segment Maturity Date than on the Segment Start Date, then you will receive a -5% Segment Rate of Return, and your Segment Maturity Value would be $950. We reach that amount as follows:

•	The Index Performance Rate is -15% and the Segment Buffer absorbs the first 10% of negative performance, so the Segment Rate of Return is -5%.

•	The Segment Return Amount (-$50) is equal to the Segment Investment ($1,000) multiplied by the Segment Rate of Return (-5%).

•	The Segment Maturity Value ($950) is equal to the Segment Investment ($1,000) plus the Segment Return Amount (-$50).

Assume that you invest $1,000 in an S&P 500 Price Return Index Step Up, 1-year Segment with a -10% Segment Buffer, we set the Performance Cap Rate for that Segment at 8%, you make no withdrawal from the Segment and you did elect the Return of Premium Death Benefit.

If the S&P 500 Price Return Index is 10% higher on the Segment Maturity Date than on the Segment Start Date, you will receive a 7.8% Segment Rate of Return, and your Segment Maturity Value would be $1,078. We reach that amount as follows:

•

The Index Performance Rate (10%) is greater than or equal to zero, so the Segment Rate of Return (7.8%) is equal to the Performance Cap Rate (8%) minus the Return of Premium Death Benefit charge (0.20%).

•	The Segment Return Amount ($78) is equal to the Segment Investment ($1,000) multiplied by the Segment Rate of Return (7.8%).
•	The Segment Maturity Value ($1,078) is equal to the Segment Investment ($1,000) plus the Segment Return Amount ($78).

If the S&P 500 Price Return Index is 15% lower on the Segment Maturity Date than on the Segment Start Date, then you will receive a -5.2% Segment Rate of Return, and your Segment Maturity Value would be $948. We reach that amount as follows:

•

The Index Performance Rate is -15% and the Segment Buffer absorbs the first 10% of negative performance, so the Segment Rate of Return (-5.2%) is equal to -5% minus the Return of Premium Death Benefit charge (0.20%).

•	The Segment Return Amount (-$52) is equal to the Segment Investment ($1,000) multiplied by the Segment Rate of Return (-5.2%).

•	The Segment Maturity Value ($948) is equal to the Segment Investment ($1,000) plus the Segment Return Amount (-$52).

Dual Direction Segment Examples

Assume that you invest $1,000 in an S&P 500 Price Return Index Dual Direction, 6-year Segment with a -10% Segment Buffer, we set the Performance Cap Rate for that Segment at 90%, you make no withdrawal from the Segment and you did not elect the Return of Premium Death Benefit.

If the S&P 500 Price Return Index is 100% higher on the Segment Maturity Date than on the Segment Start Date, you will receive a 90% Segment Rate of Return, and your Segment Maturity Value would be $1,900. We reach that amount as follows:

•	The Index Performance Rate (100%) is greater than the Performance Cap Rate (90%), so the Segment Rate of Return (90%) is equal to the Performance Cap Rate.

•	The Segment Return Amount ($900) is equal to the Segment Investment ($1,000) multiplied by the Segment Rate of Return (90%).

•	The Segment Maturity Value ($1,900) is equal to the Segment Investment ($1,000) plus the Segment Return Amount ($900).

If the S&P 500 Price Return Index is 26% higher on the Segment Maturity Date than on the Segment Start Date, you will receive a 26% Segment Rate of Return, and your Segment Maturity Value would be $1,260. We reach that amount as follows:

•	The Index Performance Rate (26%) is less than the Performance Cap Rate (90%), so the Segment Rate of Return (26%) is equal to the Index Performance Rate.

•	The Segment Return Amount ($260) is equal to the Segment Investment ($1,000) multiplied by the Segment Rate of Return (26%).

•	The Segment Maturity Value ($1,260) is equal to the Segment Investment ($1,000) plus the Segment Return Amount ($260).

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If the S&P 500 Price Return Index is 10% lower on the Segment Maturity Date than on the Segment Start Date, then you will receive a 10% Segment Rate of Return, and your Segment Maturity Value would be $1,100. We reach that amount as follows:

•	The Index Performance Rate is -10% which is not more negative than the Segment Buffer (-10%), so the Segment Rate of Return (10%) is the absolute value of the Index Performance Rate (|-10%|).

•	The Segment Return Amount ($100) is equal to the Segment Investment ($1,000) multiplied by the Segment Rate of Return (10%).

•	The Segment Maturity Value ($1,100) is equal to the Segment Investment ($1,000) plus the Segment Return Amount ($100).

If the S&P 500 Price Return Index is 20% lower on the Segment Maturity Date than on the Segment Start Date, then you will receive a -10% Segment Rate of Return, and your Segment Maturity Value would be $900. We reach that amount as follows:

•	The Index Performance Rate is -20% and the Segment Buffer absorbs the first 10% of negative performance, so the Segment Rate of Return is -10%.

•	The Segment Return Amount (-$100) is equal to the Segment Investment ($1,000) multiplied by the Segment Rate of Return (-10%).

•	The Segment Maturity Value ($900) is equal to the Segment Investment ($1,000) plus the Segment Return Amount (-$100).

Assume that you invest $1,000 in an S&P 500 Price Return Index Dual Direction, 6-year Segment with a -10% Segment Buffer, we set the Performance Cap Rate for that Segment at 90%, you make no withdrawal from the Segment and you did elect the Return of Premium Death Benefit.

If the S&P 500 Price Return Index is 7% lower on the Segment Maturity Date than on the Segment Start Date, then you will receive a 5.8% Segment Rate of Return, and your Segment Maturity Value would be $1,058. We reach that amount as follows:

•

The Index Performance Rate is -7% which is not more negative than the Segment Buffer (-10%), so the Segment Rate of Return (5.8%) is the absolute value of the Index Performance Rate (|-7%|) minus the Return of Premium Death Benefit charge (1.20%).

•	The Segment Return Amount ($58) is equal to the Segment Investment ($1,000) multiplied by the Segment Rate of Return (5.8%).

•	The Segment Maturity Value ($1,058) is equal to the Segment Investment ($1,000) plus the Segment Return Amount ($58).

Setting the Segment Maturity Date and Segment Start Date

There will generally be two or more Segment Maturity Dates and Segment Start Dates each month that the contract is outstanding. The Segment Maturity Date for Segments maturing and the Segment Start Date for new corresponding Segments will generally be scheduled to occur on consecutive Business Days that are also Segment Business Days.

If a Segment Maturity Date falls on a holiday, the Segment Maturity Date will generally be the preceding Segment Business Day. If a Segment Start Date falls on a holiday, the Segment Start Date will generally be the preceding Segment Business Day unless that preceding Segment Business Day is not in the same month. In these instances, no Segment will begin until the next scheduled Segment Start Date. Please see Appendix V later in this prospectus for a demonstration of the effects that scheduled holidays can have on the Segment Maturity Date and the Segment Start Date.

Effect of an emergency close.  Segments are scheduled to mature and start on Segment Business Days. The Segment Maturity Date for Segments maturing and the Segment Start Date for new corresponding Segments starting will generally occur on consecutive Business Days that are also Segment Business Days. It is possible that an Index could be affected by an emergency close on a Segment Business Day, thereby affecting the Index’s ability to publish a price and our ability to mature or start Segments based on the affected Index. Emergency closes can have two consequences.

1.	If the NYSE experiences an emergency close and cannot publish any prices, we will delay the maturity or start of all Segments for all Indices.

2.	If any Index other than the NYSE experiences an emergency close, we will delay the maturity and start of the Segments using the affected Index and mature or start Segments for all unaffected Indices.

The emergency closure of an Index other than the NYSE can have a different effect if it occurs on a Segment Maturity Date rather than a Segment Start Date. We do not currently offer any such Index, but may in the future.

•

If an emergency close occurs on a scheduled Segment Maturity Date, then the Segment Maturity Date for that Segment will be delayed until the next Segment Business Day. The next Segment Business Day would be the Segment Start Date. If the emergency close only lasted that one day, the Segment Start Date and the Segment Maturity Date for the affected Segment would occur on the same day.

•

If an emergency close occurs on an Index other than the NYSE on a scheduled Segment Start Date, then we would not create Segments that utilize the affected Index. However, on that day we would create Segments that utilize unaffected Indices. Consequently, Segment Maturity Values designated for Segment Types that utilize an affected Index would not be allocated to Segments and would remain in the corresponding Segment Type Holding Account.

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If the conditions that cause an emergency close persist, we will use reasonable efforts to calculate the Segment Maturity Value of any affected Segments. If the affected Index cannot be priced within eight days, we will contact a calculating agency, normally a bank we have a contractual relationship with, which will determine a price to reflect a reasonable estimate of the Index level.

Suspension, Termination and Changes to Segment Types and Indices

We may decide at any time until the close of business on each Segment Start Date whether to offer any or all of the Segment Types described in this Prospectus on a Segment Start Date for a particular Segment. We may suspend a Segment Type for a week, month or a period of several months, or we may terminate a Segment Type entirely.

If a Segment Type is suspended, your account value will remain in the Segment Type Holding Account until a Segment of that Segment Type is offered or you transfer out of the Segment Type Holding Account. We will provide you with written confirmation when money is not transferred from a Segment Type Holding Account into a segment due to the suspension of a Segment Type.

If a Segment Type is terminated, your account value in the corresponding Segment Type Holding Account will be defaulted into the EQ/Money Market variable investment option on the date that would have been the Segment Start Date.

We have the right to substitute an alternative index prior to Segment maturity if the publication of one or more Indices is discontinued or at our sole discretion we determine that our use of such Indices should be discontinued or if the calculation of one or more of the Indices is substantially changed. In addition, we reserve the right to use any or all reasonable methods to end any outstanding Segments that use such Indices. We also have the right to add additional Indices under the contract at any time. We would provide notice about the use of additional or alternative Indices, as soon as practicable, in a supplement to this Prospectus. If an alternative index is used, its performance could impact the Index Performance Rate, Segment Rate of Return, Segment Maturity Value, Annual Lock Yearly Rate of Return, Annual Lock Anniversary Starting and Ending Amounts and Segment Interim Value. An alternative index would not change the Segment Buffer or Performance Cap Rate for an existing Segment. If a similar index cannot be found, we will end the affected Segments prematurely by applying the Segment Performance Cap Rate and Segment Buffer to the actual gains or losses on the original Index as of the date of termination. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced index. For example, if the Russell 2000® Index were not available, we might use the NASDAQ.

We reserve the right to offer any or all Segment Types more or less frequently than we have been or to stop offering any or all of them or to suspend offering any or all of them temporarily for some or all contracts. If we stop offering or suspend certain Segment Types, each existing Segment of those Segment Types will remain invested until its respective Segment Maturity Date.

Dollar Cap Averaging Program

Our Dollar Cap Averaging Program (“Program”) is an administrative service designed to systematically invest in any of the available Segments over a period of either three or six months. The Program invests in the dollar cap averaging account, which is part of the EQ/Money Market variable investment option. The dollar cap averaging account has the same rate of return as the EQ/Money market variable investment option. The Program allows you to gradually allocate amounts to available Segment Type Holding Accounts by periodically transferring approximately the same dollar amount to your selected Segment Type Holding Accounts. Regular allocations to the Segment Type Holding Accounts will allow you to invest in the Segments at different Performance Cap Rates. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses. We may, at any time, exercise our right to terminate transfers to any of the Segment Type Holding Accounts, limit the number of Segments which you may elect or discontinue offering the Program.

Under the Dollar Cap Averaging Program:

•	The minimum initial contribution required to establish a Program is $25,000.

•

There is no minimum contribution requirement for subsequent contributions to an existing Program. Subsequent contributions do not extend the time period of the Program. Subsequent contributions will increase the amount of each periodic transfer into the designated Segment Type Holding Account(s) for the remainder of the Program.

•	The Program can be funded from both new contributions to your contract and transfers from the investment options, including the EQ/Money Market variable investment option.

•

If you elect to invest in the Program at contract issue, 100% of your initial contribution must be allocated to the Program. In other words, your initial contribution cannot be split between your Program and any other investment option available under the contract.

•

Your allocation instructions for the Program must match your instructions on file on the day the Program is established. If you change your allocation instructions on file, the instructions for your Program will change to match your new allocation instructions.

•	We offer time periods of 3 and 6 months. We may also offer other time periods. You may only have one time period in effect at any time and once you select a time period, you may not change it.

•	Currently, your account value will be transferred from the Program into your designated Segment Type Holding

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Account(s) on a monthly basis (using the first transfer into a Segment as the starting point for the monthly transfers). For example, if the first Segment Start Date is the first Thursday in June, each subsequent Dollar Cap Averaging transfer will generally occur on the first Thursday of the month until the requested duration is met. We may offer the Program in the future with transfers on a different basis. You can learn more about the Program by contacting your financial professional or our processing office.

•

Transfers from the dollar cap averaging account into the designated Segment Type Holding Account(s) will occur the business day preceding the next Segment Start Date. For example, if a contract is issued on January 10th and the next Segment Start Date is January 16th and January 15th is a Business Day, the first transfer from the dollar cap averaging account into the designated Segment Type Holding Account(s) will generally occur on January 15th.

•

Any transfers or withdrawals from the dollar cap averaging account will terminate the Program. Upon termination, all funds will be transferred to the investment options according to your allocation instructions. However, any forced withdrawals from the dollar cap averaging account as a result of an RMD will not terminate the Program.

•

If a Segment Type is suspended, any amount in the dollar cap averaging account destined for that Segment will be transferred to the Segment Type Holding Account. It will remain there until the next Segment Start Date on which the Segment is not suspended. If one of the Segment Types is terminated or discontinued, the value in the terminated Segment Type Holding Account will be moved to the EQ/Money Market variable investment option and the Program will continue.

If there are multiple Segments being transferred into as part of the Program and on the first Segment Start Date one of the Segment Types is suspended, the Suspended Segment Type will transfer on the next Segment Start Date and all subsequent transfers will generally occur on the same Thursday of the month established by the non-suspended transfers.

•

You may cancel your participation in the Program at any time by notifying us in writing. If you terminate your Program, we will transfer any amount remaining in the dollar cap averaging account to the investment options according to your allocation instructions.

Your right to cancel within a certain number of days

If for any reason you are not satisfied with your contract, you may exercise your cancellation right under the contract to receive a refund. To exercise this cancellation right, you must notify us with a signed letter of instruction electing this right, to our processing office within 10 days after you receive your contract. If state law requires, this “free look” period may be longer. Other state variations may apply. Please contact your financial professional and/or see Appendix II to find out what applies in your state.

Generally, your refund will equal your account value under the contract on the day we receive written notification of your decision to cancel the contract and will reflect any investment gain or loss in the investment options (less the daily charges we deduct) through the date we receive your contract. This includes the Segment Interim Value for amounts allocated to existing Segments. Some states, however, require that we refund the full amount of your contribution (not reflecting investment gain or loss). In addition, in some states, the amount of your refund (either your account value or the full amount of your contributions), and the length of your “free look” period, depend on whether you purchased the contract as a replacement. Please refer to your contract or supplemental materials or contact us for more information. For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution. When required by applicable law to return the full amount of your contribution, we will return the greater of your contribution or your contract’s cash value.

We may require that you wait six months before you may apply for a contract with us again if:

•	you cancel your contract during the free look period; or

•	you change your mind before you receive your contract whether we have received your contribution or not.

Please see “Tax information” later in this Prospectus for possible consequences of cancelling your contract.

If you fully convert an existing traditional IRA contract to a Roth IRA contract, you may cancel your Roth IRA contract and return to a traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see “Surrendering your contract to receive its cash value” in “Accessing your money” later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see “Tax information,” later in this Prospectus.

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4. Determining your contract’s value

Your account value and cash value

Your “account value” is the total of: (i) the values you have in the variable investment options, (ii) the values you have in the Segment Type Holding Accounts, (iii) the values you have in the Dollar Cap Averaging Program and (iv) your Segment Interim Values.

Your contract also has a “cash value.” At any time before annuity payments begin, your contract’s cash value is equal to the account value less any applicable withdrawal charges. Please see “Surrender of your contract to receive its cash value” in “Accessing your money” later in this Prospectus.

Your contract’s value in the variable investment options, Segment Type Holding Accounts and the Dollar Cap Averaging Account

Each variable investment option (including the Segment Type Holding Accounts and dollar cap averaging account) invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by “units.” The value of your units will increase or decrease as though you had invested it in the corresponding portfolio’s shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

Units measure your value in each variable investment option.

The unit value for each variable investment option depends on the investment performance of that option minus daily charges for the variable investment option fee and, if the Return of Premium Death Benefit is elected, minus the Return of Premium Death Benefit charge (which is added to the variable investment option fee and the combined amount is deducted). Each Segment Type Holding Account and the dollar cap averaging account are part of the EQ/Money Market variable investment option. On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day’s value for one unit. The number of your contract units in any variable investment option does not change unless it is:

(i)	increased to reflect additional contributions;

(ii)	decreased to reflect a withdrawal (including applicable withdrawal charges); or

(iii)	increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option.

A description of how unit values are calculated is found in the SAI.

Your contract’s value in the Structured Investment Option

Your value in each Segment on the Segment Maturity Date is calculated as described under “Segment Rate of Return” in “Contract Features and Benefits” earlier in this Prospectus.

In setting the Performance Cap Rate that we use in calculating the Segment Maturity Value or Annual Lock Anniversary Starting and Ending Amounts for Annual Lock Segments, we assume that you are going to hold a Segment until the Segment Maturity Date. However, you have the right under the contract to access amounts in the Segments before the Segment Maturity Date under certain circumstances. Therefore, we calculate a Segment Interim Value on each business day, which is also a Segment Business Day, between the Segment Start Date and the Segment Maturity Date. The method we use to calculate the Segment Interim Value is different than the method we use to calculate the value of the Segment on the Segment Maturity Date. Prior to the Segment Maturity Date, we use the Segment Interim Value to calculate (1) your account value; (2) the amount your beneficiary would receive as a death benefit; (3) the amount you would receive if you make a withdrawal from a Segment; (4) the amount you would receive if you surrender your contract; or (5) the amount you would receive if you cancel your contract and return it to us for a refund within your state’s “free look” period (unless your state requires that we refund the full amount of your contribution upon cancellation).

The Segment Interim Value is calculated based on a formula that provides a treatment for an early distribution that is designed to be consistent with how distributions at the end of a Segment are treated. Appendix III later in this Prospectus sets forth the calculation formula as well as numerous hypothetical examples. The formula is calculated by adding the fair value of three components. These components provide us with a market value estimate of the risk of loss and the possibility of gain at the end of a Segment. These components are used to calculate the Segment Interim Value. The three components are:

(1)	Fair value of hypothetical fixed instruments; plus

(2)	Fair value of hypothetical derivatives; plus

(3)	Cap calculation factor.

We then compare the sum of the three components above with a limitation based on the Performance Cap Rate. In particular, the Segment Interim Value is never greater than the Segment Investment (or most recent Annual Lock Anniversary Starting Amount, if applicable) multiplied by the portion of the Performance Cap Rate corresponding to the portion of the Segment Duration (or Annual Lock Period for

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Annual Lock Segments) that has elapsed. This limitation is imposed to discourage owners from withdrawing from a Segment before the Segment Maturity Date where there may have been significant increases in the relevant Index early in the Segment Duration. If you elect the optional Return of Premium Death Benefit, a pro rata portion of the Return of Premium Death Benefit charge is also deducted from the lesser of these two values. For more information, please see Appendix III.

Even if the corresponding Index has experienced positive investment performance since the Segment Start Date, because of the factors we take into account in the calculation above, your Segment Interim Value may be lower than your Segment Investment.

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5. Transferring your money among investment options

Transferring your account value

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following current limitations:

•	You may not transfer out of a Segment before its Segment Maturity Date.

•	You may not transfer out of a Segment Type Holding Account on a Segment Start Date.

•

A contribution or transfer into a Segment Type Holding Account on a Segment Start Date will not be transferred into the Segment that is created on that Segment Start Date. Your money will be transferred into a Segment on the next Segment Start Date, provided you meet the participation requirements.

•

You may not contribute or transfer money into a Segment Type Holding Account and designate a Segment Start Date. The account value in the Segment Type Holding Account will be transferred on the first Segment Start date on which you meet the participation requirements.

•

You may not contribute or transfer into a Segment Type Holding Account if the Segment Maturity Date of the Segment that will be created on the Segment Start Date would be after the maturity date of your contract.

•

You may not transfer to a Segment if the total number of Segments that would be active in your contract after such transfer would be greater than the current maximum number of active Segments allowed. See “Allocating your contributions” in “Contract features and benefits” for more information. If a transfer from a Segment Type Holding Account into a Segment will cause a contract to exceed this limit, such transfers will be defaulted to the EQ/Money Market variable investment option. If there are multiple Segments scheduled to be established on a Segment Start Date, new Segments will be established in the order of those that would have the largest initial Segment Investment first until the limit is reached. Any remaining amount that is not transferred into a Segment will then be defaulted to the EQ/Money Market variable investment option.

•

Transfers from a Segment Type Holding Account to a Segment will not occur if you do not meet the participation requirements. See “Segment Participation Requirements” in “Contract features and benefits” earlier in this Prospectus.

Upon advance notice to you, via a client communication mailing, we may change or establish additional restrictions on transfers among the investment options, including limitations on the number, frequency, or dollar amount of transfers. In addition, we may, at any time, exercise our right to limit or terminate transfers into any of the variable investment options and to limit the number of variable investment options which you may elect. We currently do not impose any transfer restrictions among the variable investment options. A transfer request does not change your allocation instructions on file. Our current transfer restrictions are set forth in the “Disruptive transfer activity” section below.

You may request a transfer in writing using the specified form or on line using Online Account Access. You must send in all signed written requests directly to our processing office. Transfer requests should specify:

(1)	the contract number,

(2)	the dollar amounts or percentage to be transferred, and

(3)	the investment options to and from which you are transferring.

We will confirm all transfers in writing.

Please see “Allocating your contributions” in “Contract features and benefits” for more information about your role in managing your allocations.

We may charge a transfer charge for any transfers among the variable investment options in excess of 12 transfers in a contract year. We do not deduct a transfer charge for any transfer made in connection with our Dollar Cap Averaging Program. For more information, see “Transfer charge” in “Charges and expenses” later in this Prospectus.

Disruptive transfer activity

You should note that the contract is not designed for professional “market timing” organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s investment. This can happen when it is not advantageous to sell any securities, so the portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also

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make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of the EQ Advisors Trust (the “trust”). The trust has adopted policies and procedures regarding disruptive transfer activity. The trust discourages frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. The trust aggregates inflows and outflows for each portfolio on a daily basis. On any day when a portfolio’s net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trust currently considers transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In most cases, the trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trust for more information.

When a contract owner is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

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6. Accessing your money

Withdrawing your account value

You have two ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. For the tax consequences of taking withdrawals, see “Tax information” later in this Prospectus.

Method of Withdrawal

Contract	Partial	Lifetime required minimum distribution
NQ	Yes	No
Traditional IRA	Yes	Yes
Roth IRA	Yes	No
QP(1)	Yes	No
(1)	All payments are made to the plan trust, as the owner of the contract. See “Appendix VI: Purchase considerations for defined benefit and defined contribution plans” later in this Prospectus.

Withdrawals may be subject to income tax and, unless the taxpayer is over age 59 1/2 or another exception applies, an additional 10% federal income tax penalty, as described in “Tax information” later in this Prospectus.

All requests for withdrawals must be made on a specific form that we provide. Please see “How to reach us” earlier in this Prospectus for more information.

Partial withdrawals

You may take partial withdrawals from your account value at any time before annuity payments begin. The minimum amount you may withdraw at any time is $300. If you request a withdrawal that leaves you with an account value of less than $500, we reserve the right to terminate the contract and pay you the cash value. See “Surrender of your contract to receive its cash value” below.

Partial withdrawals in excess of the 10% free withdrawal amount may be subject to a withdrawal charge (see “10% free withdrawal amount” in “Charges and expenses” later in this Prospectus).

Partial withdrawals out of Segments are permitted, subject to certain restrictions. See “How withdrawals are taken from your account value” later in this section. If you elect the optional Return of Premium Death Benefit, a pro rata portion of the Return of Premium Death Benefit charge will be deducted as part of the Segment Interim Value calculation at the time you take a partial withdrawal out of a Segment. A partial withdrawal from a Segment will reduce your Segment Investment in that Segment and, therefore, your Segment Maturity Value for that Segment. For Annual Lock Segments, a partial withdrawal will also reduce each Annual Lock Anniversary Starting and Ending Amount. The reduction in the Segment Investment and each Annual Lock Anniversary Starting and Ending Amount may be greater than the dollar amount of your withdrawal. For more information, see Appendix III. Withdrawals reduce the Return of

Premium Death Benefit amount on a pro rata basis by the same proportion that the account value is reduced on the date of the withdrawal. The Segment Investment is also adjusted on a pro rata basis for withdrawals, withdrawal charges and the portion of the Return of Premium Death Benefit charge, if applicable, that is attributable to the amount withdrawn.

Lifetime required minimum distribution withdrawals

(Traditional IRA contracts only — See “Tax information” later in this Prospectus.)

We offer our “automatic required minimum distribution (RMD) service” to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions (we refer to them as “RMDs”) yourself and request partial withdrawals. In such a case, a withdrawal charge could apply. Before electing this account-based withdrawal option, you should consider whether annuitization might be better in your situation. Please refer to “Required minimum distributions” under “Individual Retirement Arrangements (“IRAs”)” in “Tax information” later in this Prospectus.

This service is not available to qualified plan trust owned contracts.

Under legislation enacted at the end of 2019:

•	If your birthdate is June 30, 1949 or earlier, you may elect our “automatic required minimum distribution (RMD) service” in the year in which you reach age 70 1/2, or in any later year.

•	If your birthdate is July 1, 1949 or later, you may elect our “automatic required minimum distribution (RMD) service” in the year in which you reach age 72, or in any later year.

See the discussion of lifetime required minimum distributions under “Tax Information” later in this prospectus. The minimum amount we will pay out is $250. Currently, RMD payments will be made annually each December.

We do not impose a withdrawal charge on the RMD payment taken through our automatic RMD service even if, when added to a partial withdrawal previously taken in the same contract year, the RMD payments exceed the free withdrawal amount.

This service does not generate an automatic RMD payment during the first contract year. Therefore, if you are making a rollover or transfer contribution to the contract after age 72 (or age 70 1/2 if applicable), you must take an RMD before the rollover or transfer. If you do not, any withdrawals that you take during the first contract year to satisfy your RMD amount may be subject to withdrawal charges, if applicable, if they exceed the free withdrawal amount.

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The RMD amount is based on your entire interest in your traditional IRA contract whether your investments are allocated to one or more variable investment options and/or one or more Segments. We will withdraw your RMD amount from the variable investment options first on a pro rata basis. If there is insufficient account value in the variable investment options, then we will withdraw the balance of the RMD amount from the Segment Type Holding Accounts on a pro rata basis. If there is insufficient value in the variable investment options and the Segment Type Holding Accounts, we will withdraw amounts from the Segments on a pro rata basis.

As you approach age 72 (or age 70 1/2 if applicable) you should consider the effect of allocations to any Segment. You should consider whether you have a sufficient amount allocated to the variable investment options under this contract and/or sufficient liquidity under other traditional IRAs that you maintain in order to satisfy your RMD for this contract without affecting amounts allocated to a Segment under this contract.

We will send to traditional IRA owners a form outlining the minimum distribution options available in the year you reach age 72 (or age 70 1/2 if applicable) (if you have not begun your annuity payments before that time).

How withdrawals are taken from your account value

Withdrawals

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options (excluding the Segment Type Holding Accounts and dollar cap averaging account). If there is insufficient value or no value in the variable investment options (excluding the Segment Type Holding Accounts and dollar cap averaging account), any additional amount of the withdrawal required or the total amount of the withdrawal will be taken on a pro rata basis from the Segment Type Holding Accounts. If there are insufficient funds in the Segment Type Holding Accounts, any additional amount of the withdrawal required will be taken from the dollar cap averaging account. If there is insufficient value in the dollar cap averaging account, we will deduct all or a portion of the withdrawal from the Segments on a pro rata basis. A partial withdrawal from the Dollar Cap Averaging Program will terminate the program.

If you specify the investment options from which you want us to deduct your withdrawal, the following restrictions apply: If the amount of your withdrawal is equal to or less than your account value in the variable investment options and Segment Type Holding Accounts, the entire withdrawal must come from the account value in the variable investment options and Segment Type Holding Accounts, and the withdrawal cannot be pro rata; you must specify the dollar amount or percentage withdrawal for the variable investment options and Segment Type Holding Accounts from which to take the withdrawal. In other words, you cannot take a withdrawal from the Segments if there is any value remaining in the variable investment options and Segment Type Holding Accounts.

After 100% of the value has been taken from the variable investment options and Segment Type Holding Accounts, you can specify the dollar amount or percentage of the withdrawal to be taken from any Segment.

If you have amounts in a Segment Type Holding Account and you make a withdrawal on a Segment Start Date, that amount will not be transferred into the Segment created on that date.

Withdrawals prior to your Segment Maturity Date reduce the Segment Investment on a pro rata basis by the same proportion that the Segment Interim Value is reduced on the date of the withdrawal. For Annual Lock Segments, each Annual Lock Anniversary Ending Amount and Annual Lock Anniversary Starting Amount is also recalculated. Below is a table summarizing the impact of a withdrawal during the second Annual Lock Period of an Annual Lock Segment on the Annual Lock Anniversary Starting Amount (which is equal to the Segment Investment) and Annual Lock Anniversary Ending Amount that is described in greater detail immediately following the table.

			Before Withdrawal		After Withdrawal
Year	Index Perfor mance Rate	Annual Lock Yearly Rate of Return	Segment Invest ment*	Annual Lock Anniv ersary Ending Amount	Segment Investment*	Annual Lock Anniv ersary Ending Amount
1	13%	12%	$1,000.00	$1,120.00	$900.00	$1,008.00
1.5	$110.00 withdrawal** (Segment Interim Value at time of withdrawal is $1,100.00)
*	The first Annual Lock Anniversary Starting Amount is equal to the Segment Investment.
**	$110 is the total amount withdrawn (including any withdrawal charge and Return of Premium Death Benefit charge).

Assume $1,000.00 is invested in an Annual Lock Segment. The Index Performance Rate for the first Annual Lock Period is 13% which is greater than the Performance Cap Rate of 12%. Therefore, the first Annual Lock Anniversary Ending Amount is $1,120.00 ($1,000.00 + ($1,000.00 * 12%)). If a withdrawal of $110.00 is taken during the second Annual Lock Period and the Segment Interim Value on the date of the withdrawal is $1,100.00) then the recalculated first Annual Lock Anniversary Starting Amount (which is equal to the Segment Investment) is $900.00 ($1,000.00 – ($1,000.00 * ($110.00/$1,100.00))). The recalculated Annual Lock Anniversary Ending Amount is $1,008.00 ($900.00 + ($900.00 * 12%)).

You can request, in advance of your Segment Maturity Date, a withdrawal of your Segment Maturity Value on the Segment Maturity Date, which is not subject to the restrictions described above regarding the need to withdraw amounts in variable investment options and Segment Type Holding Accounts before withdrawing amounts from Segments. We will only accept a request to withdraw your Segment Maturity Value if you submit the request within 12 months of the Segment Maturity Date.

Surrendering your contract to receive its cash value

You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners, while the annuitant is living) and before

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you begin to receive annuity payments. For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.

If applicable, a pro rata portion of the Return of Premium Death Benefit charge is imposed when calculating the Segment Interim Value of any Segments.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See “Your annuity payout options” below. For the tax consequences of surrenders, see “Tax information” later in this Prospectus.

When a contract is surrendered in certain states, the free withdrawal amount is not taken into account when calculating the amount of the withdrawal. See “10% free withdrawal amount” under “Charges under the contract” in “Charges and expenses” later in this Prospectus.

Withdrawals treated as surrenders

If you withdraw more than 90% of a contract’s current cash value, we will treat it as a request to surrender the contract for its cash value. In addition, we have the right to pay the cash value and terminate the contract if no contributions are made during the last three completed contract years, and the account value is less than $500, or if you make a withdrawal that would result in a cash value of less than $500. For the tax consequences of withdrawals, see “Tax information” later in this Prospectus.

When to expect payments

Generally, we will fulfill requests for payments out of the investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender or termination, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)	the NYSE is closed or restricts trading,

(2)	the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of an investment option’s assets is not reasonably practicable, or

(3)	the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

Signature Guarantee

As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:

•	disbursements, including but not limited to partial withdrawals, surrenders, transfers and exchanges, over $250,000;
•	any disbursement requested within 30 days of an address change;

•

any disbursement when we do not have an originating or guaranteed signature on file or where we question a signature or perceive any inconsistency between the signature on file and the signature on the request; and

•	any other transaction we require.

We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at the number listed in this prospectus.

You can obtain a Medallion Signature Guarantee from more than 7,000 financial institutions that participate in a Medallion Signature Guarantee program. The best source of a Medallion Signature Guarantee is a bank, brokerage firm or credit union with which you do business. A notary public cannot provide a Medallion Signature Guarantee. Notarization will not substitute for a Medallion Signature Guarantee.

Your annuity payout options

The following description assumes annuitization of your entire contract. For partial annuitization, see “Partial annuitization” below.

Deferred annuity contracts such as Structured Capital Strategies® provide for conversion to payout status at or before the contract’s “maturity date.” This is called annuitization. When your contract is annuitized, your Structured Capital Strategies® contract and all its benefits will terminate and will be converted to a supplemental payout annuity contract (“payout option”) that provides for periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your Structured Capital Strategies® contract at the time of annuitization, the annuity payout option that you select, and the annuity purchase factor to which that value is applied, as described below. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

Your Structured Capital Strategies® contract guarantees that upon annuitization, your account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. We reserve the right, with advance notice to you, to change your annuity purchase factor any time after your fifth contract date anniversary and at not less than five year intervals after the first change. Any change to the annuity purchase factor will only apply to contributions made after the date of the change. (Please see your contract and SAI for more information). In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We may offer other payout options not outlined here. Your financial professional can provide details.

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Annuitization terminates the Return of Premium Death Benefit including if your contract reaches the maturity date. See “Annuity maturity date” later in this section.

Structured Capital Strategies® currently offers you several choices of annuity payout options.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own and the annuitant’s age at contract issue. We reserve the right to add, remove or change these annuity payout options at any time.

Annuity payout options

Fixed annuity payout options	• Life annuity • Life annuity with period certain • Life annuity with refund certain

•

Life annuity:  An annuity that guarantees payments for the rest of the annuitant’s life. Payments end with the last monthly payment before the annuitant’s death. Because there is no continuation of benefits following the annuitant’s death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

•

Life annuity with period certain:  An annuity that guarantees payments for the rest of the annuitant’s life. If the annuitant dies before the end of a selected period of time (“period certain”), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant’s life expectancy or the joint life expectancy of the annuitant and the joint annuitant. A life annuity with period certain is the form of annuity under the contracts that you will receive if you do not elect a different payout option. In this case the period certain will be based on the annuitant’s age and will not exceed 10 years or the annuitant’s life expectancy.

•

Life annuity with refund certain:  An annuity that guarantees payments for the rest of the annuitant’s life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant’s life and, after the annuitant’s death, payments continue to the survivor.

With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

The amount applied to purchase an annuity payout option

The amount applied to purchase an annuity payout option varies depending on the payout option that you choose and the timing of your purchase as it relates to any withdrawal charges that apply under your contract.

There is no withdrawal charge imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain. If we are offering non-life contingent forms of annuities, the withdrawal charge will be imposed. If applicable, a pro rata portion of the Return of Premium Death Benefit charge is applied when calculating the Segment Interim Value of any Segments.

Partial annuitization.  Partial annuitization of nonqualified deferred annuity contracts is permitted under certain circumstances. You may choose from the life-contingent annuity payout options described here. We no longer offer a period certain option for partial annuitization. We require you to elect partial annuitization on the form we specify. For purposes of this contract we will effect any partial annuitization as a withdrawal applied to a payout annuity. See “How withdrawals are taken from your account value” earlier in this section and also the discussion of “Partial annuitization” in “Tax information” for more information.

Selecting an annuity payout option

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a maximum period certain of 10 years. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments are to begin, but generally it may not be earlier than thirteen months from the Structured Capital Strategies® contract date. You can change the date your annuity payments are to begin any time. The date may not be later than your contract’s maturity date. Your contract’s maturity date is the date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is generally the contract date anniversary that follows the annuitant’s 98th birthday.

We will send you a notice with your contract statement one year prior to your maturity date. Once you have selected an annuity payout option and payments have begun, no change can be made. If you do not respond to the notice within 30 days following your maturity date, your contract will be annuitized automatically.

We currently offer different payment frequencies on certain annuity payout options. In general, the total annual payout will be lower for more frequent payouts (such as monthly) because of the increased administrative expenses associated with more frequent payouts. Also, in general, the longer the period over which we expect to make payments, the lower will be your payment each year.

The amount of the annuity payments will depend on:

(1)	the amount applied to purchase the annuity;

(2)	the type of annuity chosen;

(3)	in the case of a life annuity, the annuitant’s age (or the annuitant’s and joint annuitant’s ages); and

(4)	in certain instances, the sex of the annuitant(s).

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The amount applied to provide the annuity payments will be (1) the account value for any life annuity form, or (2) the cash value for any annuity certain (an annuity form that does not guarantee payments for a person’s lifetime) except that if the period certain is more than five years, the amount applied will be no less than 95% of the account value.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

Please see Appendix II later in this Prospectus for state variations.

Annuity maturity date

Your contract has a maturity date. The maturity date is based on the age of the original annuitant at contract issue and cannot be changed other than in conformance with applicable law, even if you name a new annuitant. The maturity date is generally the contract date anniversary that follows the annuitant’s 98th birthday (or older joint annuitant’s, if your contract has joint annuitants). The maturity date may not be less than thirteen months from your contract date, unless otherwise stated in your contract. We will send a notice with the contract statement one year prior to the maturity date. The notice will include the date of maturity, describe the available annuity payout options, state the availability of a lump sum payment option, and identify the default payout option if you do not provide an election by the time of your contract maturity date. The default payout option is a life annuity with a maximum period certain of 10 years.

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7. Charges and expenses

Charges that the Company deducts

We deduct the following charges each day from the net assets of each variable investment option (including the Segment Type Holding Account and dollar cap averaging account). These charges are reflected in the unit values of each variable investment option:

•	a variable investment option fee; and

•	a Return of Premium Death Benefit charge (if applicable).

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

•	at the time you make certain withdrawals or surrender your contract, or your contract is terminated — a withdrawal charge.

•	at the time annuity payments are to begin — charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

•	at the time you request a transfer in excess of 12 transfers in a contract year — a transfer charge (currently, there is no transfer charge).

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See “Group or sponsored arrangements” below.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

Charges under the contracts

Variable Investment Option fee

We deduct a daily charge from the net assets in each variable investment option (including the Segment Type Holding Account and dollar cap averaging account) to compensate us for administrative expenses, sales expenses and certain expense risks we assume under the contracts. The daily charge shown as an annual rate of the net assets in each variable investment option is 1.15%.

The expense risk we assume is the risk that our expenses in providing the benefits and administering the contracts will be greater than we expect. To the extent that the expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts. This charge also compensates us for administrative expenses and a portion of our sales expenses, under the contract.

On a non-guaranteed basis, we may waive this fee under certain conditions. If the return on the EQ/Money Market variable investment option on any day is positive, but lower than the amount of this fee, then we will waive the difference between the two, so that you do not receive a negative return. If the return on the EQ/Money Market variable investment option on any day is negative, we will waive this fee entirely for that day, although your account value would be reduced by the negative performance of the EQ/Money Market variable investment option itself. We reserve the right to change or cancel this provision at any time.

This fee does not apply to amounts held in a Segment.

Transfer charge

Currently, we do not charge for transfers among variable investment options under the contract. However, we reserve the right to charge for any transfers among variable investment options in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer. The transfer charge is designed to compensate the company with respect to adminstering the transaction. The charge is also designed to deter disruptive transfer activity. The transfer charge (if applicable), will be assessed at the time that the transfer is processed. Each time you request a transfer from one variable investment option to another, we will assess the transfer charge (if applicable). Separate requests submitted on the same day will each be treated as a separate transfer. Any transfer charge will be deducted from the variable investment options from which the transfer is made. We will not count transfers from Segment Type Holding Accounts into Segments on a Segment Start Date, or the allocation of Segment Maturity Value on a Segment Maturity Date in calculating the number of transfers subject to this charge. We will also not charge for transfers made in connection with our Dollar Cap Averaging Program.

Return of Premium Death Benefit charge

If you elect the Return of Premium Death Benefit, we deduct:

•

A daily charge from the net assets in each variable investment option (including each Segment Type Holding Account and the dollar cap averaging account). The charge is equal to an annual rate of 0.20% of the net assets in each investment option. We add the Return of Premium Death Benefit charge to the variable investment option fee and deduct the combined amount on a daily basis from the net assets in each variable investment option. On a non-guaranteed basis, we may waive this fee under certain conditions. If the return on the EQ/Money Market variable investment option on any day is positive, but lower than the sum of the Return of

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Premium Death Benefit charge and the variable investment option fee, then we will waive the difference between the return on the EQ/Money Market variable investment option and the sum of the variable investment option fee and the Return of Premium Death Benefit charge, so that you do not receive a negative return. If the return on the EQ/Money Market variable investment option on any day is negative, we will waive the sum of the Return of Premium Death Benefit charge and the variable investment option fee entirely for that day, although your account value would be reduced by the negative performance of the EQ/Money Market variable investment option itself. We reserve the right to change or cancel this provision at any time.

and

•

A charge from each Segment as part of the Segment Rate of Return. The charge is equal to an annual rate of 0.20% of the Segment Investment in each Segment for the Segment Duration and is deducted when calculating the Segment Rate of Return on the Segment Maturity Date. A pro rata portion of this charge is deducted as part of the Segment Interim Value calculation if a partial withdrawal is taken from a Segment on a date other than the Segment Maturity Date or if the contract is surrendered, annuitized or a death benefit paid on a date other than the Segment Maturity Date. The Segment Investment is also reduced if a portion of the Return of Premium Death Benefit charge is deducted as part of the Segment Interim Value calculation.

The Return of Premium Death Benefit charge is designed to compensate us for providing the Return of Premium Death Benefit amount.

Special services charges

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

Wire transfer charge.  We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

Express mail charge.  We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

Duplicate contract charge.  We charge $35 for providing a copy of your contract. The charge for this service can be paid (i) using a credit card acceptable to us, (ii) by sending a check to our processing office, or (iii) by any other means we make available to you.

Check preparation charge.  The standard form of payment for all withdrawals is direct deposit. If direct deposit instructions are not provided, payment will be made by check. Currently, we do not charge for check preparation, however, we reserve the right to impose a charge, which would be deducted from the amount you request following imposition of such a charge. We reserve the right to charge a maximum of $85.

Charge for third-party transfer or exchange.  Currently, we are waiving the $65 charge for each third-party transfer or exchange; this waiver may be discontinued at any time, with or without notice. Absent this waiver, we deduct a charge from the amount you request for direct rollovers or direct transfers of amounts from your contract to a third party, such as in the case of a trustee-to-trustee transfer for an IRA contract, or if you request that your contract be exchanged for a contract issued by another insurance company. We reserve the right to increase this charge to a maximum of $125.

Withdrawal charge

A withdrawal charge may apply in three circumstances: (1) you make one or more withdrawals during a contract year; (2) you surrender your contract to receive its cash value; or (3) we terminate your contract. The amount of the charge will depend on whether the 10% free withdrawal amount applies, and the availability of one or more exceptions.

The withdrawal charge equals a percentage of the contributions withdrawn. The percentage that applies depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

Contract year
	1	2	3	4	5	6	7+

Percentage of contribution	6%	6%	5%	5%	4%	3%	0%

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as “contract year 1.” Amounts withdrawn that are not subject to the withdrawal charge are not considered withdrawals of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under most NQ contracts as withdrawn first. See “Tax information” later in this Prospectus.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage.

We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options (excluding the Segment Type Holding Accounts and dollar cap averaging account). If those amounts are insufficient, we will deduct all or a portion of the required amounts pro rata from the Segment Type Holding Accounts. If the amounts in the Segment Type Holding Accounts are still insufficient, we will deduct all or a portion of the required amounts from the

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dollar cap averaging account. If the amount in the dollar cap averaging account is still insufficient, we deduct all or a portion of the required amounts from the Segments on a pro rata basis. If you specify that your withdrawal be taken from specific investment options, the amount of the withdrawal charge will first be taken from the investment options you specify. If there is insufficient value in those options to pay the withdrawal charge after your withdrawal is deducted, then the remainder of the withdrawal charge is deducted as described above.

Withdrawals from a Segment or a Segment Type Holding Account are subject to the same withdrawal charge calculations as a withdrawal from any other investment option. Any withdrawal from a Segment will reduce the Segment Interim Value. A withdrawal from a Segment Type Holding Account reduces the amount that will be transferred to a Segment. For more information, see “Structured Investment Option” in “Contract features and benefits,” earlier in this Prospectus.

The withdrawal charge does not apply in the circumstances described below.

10% free withdrawal amount.  Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the beginning of the contract year. In the first contract year amounts received within 90 days of the contract date are included for purposes of calculating the free withdrawal amount. When a contract is surrendered in certain states, the free withdrawal amount is not taken into account when calculating the amount of the withdrawal.

Assume you made an initial contribution of $100,000 to a 6-year Segment and a subsequent contribution of $40,000 in contract year 2 to another 6-year Segment. At the beginning of the seventh contract year, if your account value is $200,000, your withdrawal charge free amount is $120,000 ($20,000 from the 10% free withdrawal amount plus $100,000 from contributions which are no longer subject to withdrawal charges). If you withdraw the entire Segment Maturity Value of the first Segment when it matures (assume $150,000), you would pay a withdrawal charge of $900 on the $30,000 of contributions deemed to be withdrawn from the contract (3% of ($150,000 - $20,000 - $100,000)). As this example shows, for purposes of calculating withdrawal charges, all contributions (both initial and subsequent) are deemed withdrawn before any earnings, even earnings from Segments where the associated contributions are no longer subject to withdrawal charges.

Death.  The withdrawal charge does not apply if the owner dies and a death benefit is payable to the beneficiary.

Disability, terminal illness, or confinement to nursing home.   The withdrawal charge also does not apply if:

(i)	An owner (or older joint owner, if applicable) has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or
(ii)	We receive proof satisfactory to us (including certification by a licensed physician) that an owner’s (or older joint owner’s, if applicable) life expectancy is six months or less; or

(iii)

An owner (or older joint owner, if applicable) has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

—	its main function is to provide skilled, intermediate, or custodial nursing care;

—	it provides continuous room and board to three or more persons;

—	it is supervised by a registered nurse or licensed practical nurse;

—	it keeps daily medical records of each patient;

—	it controls and records all medications dispensed; and

—	its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions described in (i), (ii) or (iii) above existed at the time a contribution was remitted or if the condition began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

Charges for state premium and other applicable taxes

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity pay out option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

Adjustments with respect to early withdrawals from Segments

We calculate the Segment Interim Value when a withdrawal is taken, whether a partial withdrawal or a full contract surrender, from a Segment prior to the Segment Maturity Date. The Segment Interim Value is calculated based on a formula that provides a treatment for an early distribution that is designed to be consistent with how distributions at the end of a Segment are treated. For more information on the calculation of the Segment Interim Value, please see Appendix III.

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Charges that the Trust deducts

The Trust deducts charges for the following types of fees and expenses:

•	Management fees.

•	12b-1 fees.

•	Operating expenses, such as trustees’ fees, independent auditors’ fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

•	Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of the Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. For more information about these charges, please refer to the prospectuses for the Trusts.

Group or sponsored arrangements

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the variable investment option fee, or change the minimum contribution requirements. We also may change the minimum death benefit or offer variable investment options that invest in shares of a Trust that are not subject to the 12b-1 fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales and administration generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974, or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

Other distribution arrangements

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it will be unfairly discriminatory.

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8. Payment of death benefit

Your beneficiary and payment of benefit

You designate your beneficiary when you apply for your contract. You may change your beneficiary during your lifetime and while the contract is in force. The change will be effective on the date the written request for the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request. Any part of a death benefit for which there is no named or designated beneficiary living at your death will be payable in a single sum to your surviving spouse, if any; if there is no surviving spouse, then to the surviving children in equal shares; if there are no surviving children, then to your estate. Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the plan trust. If the contract is owned by a qualified plan trust or other entity, the death benefit is payable to the entity owner. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor.

Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. However, you should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

Death benefit

The base death benefit is equal to the account value as of the date we receive satisfactory proof of the owner’s death, any required instructions for the method of payment, and all information and forms necessary to effect payment. If you elected the Return of Premium Death Benefit, you will receive the greater of the Return of Premium Death Benefit amount or the account value as of the date we receive satisfactory proof of the Reference Life’s death, any required instructions for the method of payment, and all information and forms necessary to effect payment.

Return of Premium Death Benefit

At issue, you may elect the optional Return of Premium Death Benefit for an additional charge. Once elected, the Return of Premium Death Benefit may not be voluntarily terminated.

The Return of Premium Death Benefit amount is equal to your initial contribution and any subsequent contributions to the contract less a deduction that reflects any withdrawals you make from the contract (including any withdrawal charges). The amount of this deduction is described under “How withdrawals affect your Return of Premium Death Benefit” later in this section. The amount of any withdrawal charge is described in “Charges and expenses — Withdrawal charge”. The death benefit payable if the Return of Premium Death Benefit is elected is the greater of the Return of Premium Death Benefit amount or the account value on the date we receive satisfactory proof of the Reference Life’s death, any required instructions for the method of payment, and all information and forms necessary to effect payment.

The Return of Premium Death Benefit is payable prior to annuitization upon the death of the Reference Life (or surviving Reference Life if there are joint Reference Lives). While the owner of the contract can be changed, the Reference Life cannot generally be changed. After the contract is issued the Reference Life (Lives) can only change as follows:

•	if you provide the required forms to remove an original joint owner due to divorce, we also remove that joint owner as a Reference Life; or

•

if the sole beneficiary is the surviving spouse, is under age 76, and elects to continue the contract upon the death of the sole Reference Life who was also the sole owner, that surviving spouse will become the new Reference Life.

If the contract has a non-natural owner, changing the annuitant will be treated as the death of the owner (but not as the death of the Reference Life) and the Return of Premium Death Benefit will not be payable but federal income tax rules will generally require payment of amounts under the contract within five years of changing the annuitant.

The Return of Premium Death Benefit is not available for issue ages 76 and higher. If the contract has joint owners, they must be spouses to elect the Return of Premium Death Benefit and both be less than 76 years old at issue. The Return of Premium Death Benefit is not available if the contract has a non-natural owner and joint annuitants. No contributions are allowed after age 75 (or the first contract anniversary if later) if you elect the Return of Premium Death Benefit.

A pro rata portion of the Return of Premium Death Benefit charge is deducted when calculating the Segment Interim

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Value if you withdrawal amounts from Segments on any day other than the Segment Maturity Date or if the contract is surrendered, annuitized or a death benefit paid on a date other than the Segment Maturity Date. The Segment Investment is also reduced if a portion of the Return of Premium Death Benefit charge is deducted as part of the Segment Interim Value calculation.

How withdrawals affect your Return of Premium Death Benefit

Withdrawals through the date of death of the Reference Life (or surviving Reference Life if there are joint Reference Lives) reduce the Return of Premium Death Benefit amount on a pro rata basis by the same proportion that the account value is reduced on the date of the withdrawal. If you take a withdrawal from your contract, you will reduce the Return of Premium Death Benefit amount and the reduction may be greater than the amount withdrawn. For example, if your account value is $30,000 and you withdraw $12,000 (including any withdrawal charge and Return of Premium Death Benefit charge), you have withdrawn 40% of your account value. If your Return of Premium Death Benefit amount was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 * 40%) and your new Return of Premium Death Benefit amount after the withdrawal would be $24,000 ($40,000 – $16,000). Withdrawals after the date of death of the Reference Life (or surviving Reference Life if there are joint Reference Lives) reduce the Return of Premium Death Benefit by the dollar amount your account value is reduced.

A pro rata portion of the Return of Premium Death Benefit charge is deducted when calculating the Segment Interim Value if you withdrawal amounts from Segments on any day other than the Segment Maturity Date.

How divorce may affect your Return of Premium Death Benefit

If you and your spouse become divorced after you purchase a contract with the Return of Premium Death Benefit, we will not divide the Return of Premium Death Benefit as part of the divorce settlement or judgement. If you are the sole owner (and Reference Life) of a contract with the Return of Premium Death Benefit, we will not remove you as the Reference Life even if your ex-spouse becomes the sole owner of the contract as part of the divorce settlement or judgement. If you and your spouse are joint Reference Lives and you subsequently divorce, only upon submission of the necessary documentation to change the ownership of the contract to only one of the ex-spouses will we drop the other ex-spouse as a Reference Life. If the ownership is not changed before one of the ex-spouses dies, the Return of Premium Death Benefit will not be payable. As noted earlier, the charge for the Return of Premium Death Benefit does not end on the transfer of ownership.

As a result of the divorce, you may be required to withdraw amounts from the contract to be paid to your ex-spouse. Any such withdrawal will reduce the Return of Premium Death Benefit amount pro rata (and therefore possibly by more than the amount withdrawn), and a withdrawal charge and Return of Premium Death Benefit charge may also apply.

Effect of the owner’s death

The Return of Premium Death Benefit was not elected. In general, if the owner dies while the contract is in force, but before annuitization the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. If the contract is owned by a non-natural person, the death of the primary annuitant triggers rules regarding the death of an owner.

Once we have received notice of the owner’s death, we will not make any transfers from Segment Type Holding Accounts to Segments. Amounts in the Segment Type Holding Accounts will be defaulted into the EQ/Money Market variable investment option. When Segments mature, the Segment Maturity Value will be transferred to the EQ/Money Market variable investment option.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option (“BCO”). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the “Spousal continuation” feature, or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under “Non-spousal joint owner contract continuation.” If you are the sole owner and your spouse is the sole primary beneficiary, your surviving spouse can continue the contract as a successor owner, under “Spousal continuation” or under our Beneficiary continuation option, as discussed below.

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner’s death (the “5-year rule”). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not to exceed his/her life expectancy) if payments commence within one year of the owner’s death. Any such election must be made in accordance with our rules at the time of death.

The Return of Premium Death Benefit was elected. In general, if the owner, who is also the sole Reference Life, dies while the contract is in force but before annuitization, the contract terminates and the death benefit is paid. If the contract is jointly owned at issue and the Reference Lives are spouses when the first Reference Life dies, the Return of Premium Death Benefit is payable upon the death of the surviving Reference Life. If the contract is owned by a non-natural person, the annuitant will be the Reference Life and the death of the annuitant triggers the same rules that apply to the death of an owner.

If the original owner is changed to a new owner, and the new owner (who is not the Reference Life) dies before the Reference Life (or surviving Reference Life, if applicable), the Return of Premium Death Benefit is not payable and the post-death

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distribution rules discussed above apply. See “The Return of Premium Death Benefit was not elected” above. Likewise, if a joint owner is added to the contract and that new joint owner (who is not the Reference Life) dies before the Reference Life, the Return of Premium Death Benefit is not payable and the post-death distribution rules apply.

Once we have notice of the Reference Life’s death (or surviving Reference Life’s death, if applicable), we will not make any transfers from Segment Type Holding Accounts to Segments. Amounts in the Segment Type Holding Accounts will be defaulted into the EQ/Money Market variable investment option. When Segments mature, the Segment Maturity Value will be transferred to the EQ/Money Market variable investment option.

There are certain circumstances, however, in which the contract can be continued by a successor owner or under the Beneficiary continuation option (“BCO”). If you are the sole Reference Life and your spouse is the sole primary beneficiary, your surviving spouse may be able to continue the contract as a successor owner, under “Spousal continuation” if your surviving spouse is not yet 76 years old. If your eligible surviving spouse continues the contract and the Return of Premium Death Benefit amount is greater than the account value, the difference will be added to the EQ/Money Market variable investment option unless your surviving spouse provides different allocation instructions.

If the beneficiary is not the surviving spouse, Spousal continuation is not available, but other post-death payout options under the BCO may be available.

Non-spousal joint owner contract continuation

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any amount payable under the contract must be fully paid to the surviving joint owner within five years, unless one of the exceptions described here applies. The surviving owner may instead elect to take an installment payout or an annuity payout option we may offer at the time under the contract, provided payments begin within one year of the deceased owner’s death. If an annuity or installment payout is elected, the contract terminates and a supplemental contract is issued.

If the older owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) take an installment payout or an annuity payout option we may offer at the time under the contract within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option discussed below. If the contract continues, withdrawal charges will no longer apply if you did not elect the Return of Premium Death Benefit, and no additional contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) take an installment payout or annuity within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option discussed below. If the contract continues, withdrawal charges will continue to apply and no additional contributions will be permitted. If you did not elect the Return of Premium Death Benefit, the account value death benefit becomes payable to the beneficiary if the older owner dies within five years after the death of the younger owner.

Spousal continuation

Return of Premium Death Benefit was not elected. If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, or if the contract owner is a non-natural person and you and your younger spouse are joint annuitants, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse’s death to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a single owner contract) may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed below in this section) or continue the contract, as follows:

•	In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made.

•	If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

Where a NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant’s death the annuitant’s spouse is the sole beneficiary of the Living Trust, the Trust, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant’s death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

•	If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

•	The withdrawal charge schedule remains in effect.

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The transfer restrictions on amounts in Segments prior to election of Spousal continuation remain in place. Any amounts in Segments may not be transferred out of the Segments until their Segment Maturity Dates. The Segment Maturity Value may be reinvested in other investment options. However, if the beneficiary chooses the “5-year rule” they are not permitted to transfer any account value to any Segment but instead can only transfer account value to a variable investment option.

If you divorce, Spousal continuation does not apply.

Return of Premium Death Benefit was elected. If you are the original contract owner (and Reference Life) and your spouse is the sole primary beneficiary, your spouse may elect to continue the contract, including the Return of Premium Death Benefit, as successor owner (and the new Reference Life) upon your death under certain conditions. The Return of Premium Death Benefit charge will continue to apply. Spousal beneficiaries (who were not also a Reference Life) must be 75 or younger as of the date of the deceased spouse’s death to continue the contract under Spousal continuation. If you jointly own the contract with your spouse and you are joint Reference Lives, the contract continues with your spouse as the surviving Reference Life. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

If you divorce, Spousal continuation does not apply.

Beneficiary continuation option

This feature permits a designated individual, on the contract owner’s death, to maintain a contract with the deceased contract owner’s name on it and receive distributions under the contract, instead of receiving the amount payable under the contract in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Depending on the beneficiary, this option may be restricted or may no longer be available for deaths after December 31, 2019, due to legislation enacted at the end of 2019. Please speak with your financial professional or see Appendix II later in this Prospectus for further information.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Depending on the beneficiary, this option may be restricted or may no longer be available for deaths after December 31, 2019, due to legislation enacted at the end of 2019. Please speak with your financial professional for further information.

The following describes the “Beneficiary continuation option for traditional IRA and Roth IRA contracts only” as in effect prior to legislation enacted at the end of 2019. Legislation enacted at the end of 2019 has changed key aspects of post-death distributions from tax qualified and tax favored contracts such as IRAs. After regulatory guidance is issued on this legislation, we anticipate making changes beginning in 2020 to our contracts to reflect these legislative changes. We may be required in certain cases to pay benefits faster under existing contracts.

Beneficiary continuation option for traditional IRA and Roth IRA contracts only.  The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

After legislation enacted at the end of 2019, for deaths after December 31, 2019, only specified individuals who are “eligible designated beneficiaries” or “EDBs” may stretch post-death payments over the beneficiary’s life expectancy. See “required minimum distributions after your death” later in this prospectus under “Tax Information.” Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the IRA or plan within 10 years of the applicable death. Trusts for individuals which would be considered as “see-through” trusts under the rules prior to January 1, 2020 presumably no longer qualify to elect the beneficiary continuation option, except under narrowly defined circumstances.

If the beneficiary chooses this option, they are not permitted to transfer any account value to a 6-year Segment but instead can only transfer account value to a Step Up Segment or a variable investment option, unless they are at least 91 years old and younger than 97 years old and the next Segment Start Date is more than one year from the end of the calendar year which contains the fifth anniversary of your death, in which case the 1-year Standard Segments would also be available.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

•	The contract continues with your name on it for the benefit of your beneficiary.

•	The beneficiary replaces the deceased owner as annuitant.

•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

•

If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen.

•

Transfer restrictions on amounts in Segments prior to election of the beneficiary continuation option remain in place. Any amounts in Segments may not be transferred out of the Segments until their Segment Maturity Dates. The Segment Maturity Value may be reinvested in certain investment options.

•

A beneficiary who chooses to receive annual payments over his life expectancy should consult his tax adviser about selecting Segments that provide sufficient liquidity to satisfy the payout requirements under this option.

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•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the variable investment options but no additional contributions will be permitted.

•	The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

•

Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. Even in the case of IRA owners who died before December 31, 2019, if the beneficiary dies January 1, 2020 or later, legislation enacted at the end of 2019 imposes a 10-year limit on the distribution of the remaining interest. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

Beneficiary continuation option for NQ contracts only.  This feature may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, “beneficiary” refers to the successor owner or the surviving joint owner who elects this feature. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary’s life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as “scheduled payments.” The beneficiary may choose the “5-year rule” instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death. If the beneficiary chooses this option, they are not permitted to transfer any account value to a 6-year Segment but instead can only transfer account value to a Step Up Segment or a variable investment option, unless they are at least 91 years old and younger than 97 years old and the next Segment Start Date is more than one year from the end of the calendar year which contains the fifth anniversary of your death, in which case the 1-year Standard Segments would also be available.

Under the beneficiary continuation option for NQ contracts:

•	This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

•	The beneficiary automatically replaces the existing annuitant.

•	The contract continues with your name on it for the benefit of your beneficiary.

•

If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the respective beneficiary’s own life expectancy, if scheduled payments are chosen.

•

Transfer restrictions on amounts in Segments prior to the election of the beneficiary continuation option remain in place. Any amounts in Segments may not be transferred out of the Segments until their Segment Maturity Dates. The Segment Maturity Value may be reinvested in certain investment options.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the variable investment options but no additional contributions will be permitted.

•

If the beneficiary chooses the “5-year rule,” withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

•	Any partial withdrawals must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary’s death.

•

Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If the amount payable under the contract is a death benefit:

•	No withdrawal charges will apply to withdrawals of the death benefit by the beneficiary.

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If the amount payable under the contract is the cash value:

•

The contract’s withdrawal charge schedule will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract’s free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

•

We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the “Withdrawal charges” in “Charges and expenses” earlier in this Prospectus.

A beneficiary should speak to his or her tax professional about which continuation option is appropriate for him or her. Factors to consider include, but are not limited to, the beneficiary’s age, need for immediate income and a desire to continue the contract.

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9. Tax information

Overview

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Structured Capital Strategies® contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA Roth IRA or QP, and the characteristics of the owner. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and IRS interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. We also do not discuss the Employee Retirement Income Security Act of 1974 (ERISA). Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

CARES Act

Congress enacted the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) on March 27, 2020, with certain provisions immediately effective or retroactively effective to January 1, 2020. If you own a tax-qualified contract or intend to purchase a tax-qualified contract, you should consult with your tax adviser regarding how the CARES Act impacts your unique situation. The CARES Act suspends required minimum distributions during the 2020 calendar year for many tax-qualified and tax-favored plans and contracts (such as defined contribution plans, 403(b) plans, government sponsored employer 457(b) plans, and IRAs). Please read all disclosure in this Prospectus accordingly. The CARES Act permits penalty-free withdrawals during 2020 from such plans and contracts by individuals affected by coronavirus or the economic aftermath. Coronavirus-related distributions from all such plans and contracts would be limited to an aggregate of $100,000 for any individual. The individual would be able to repay the amount of the distribution to the plan or contract within a 3-year period. The CARES Act also increases availability of specified qualified plan loans and flexibility of repayment. Please consult your tax adviser about your individual circumstances.

Buying a contract to fund a retirement arrangement

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements (“IRAs”): an individual retirement annuity contract such as the ones offered in this Prospectus, or an individual retirement custodial or trusteed account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code. How these arrangements work, including special rules applicable to each, are noted in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity’s features and benefits compared with the features and benefits of other permissible funding vehicles and the relative costs of annuities and other such arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options you elect.

Transfers among investment options

If permitted under the terms of the contract, you can make transfers among investment options inside the contract without triggering taxable income.

Taxation of nonqualified annuities

Contributions

You may not deduct the amount of your contributions to a nonqualified annuity contract.

Contract earnings

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

•

if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under securities laws);

•	if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

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•	if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

•

if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a typical grantor trust.

Federal tax law requires that all nonqualified deferred annuity contracts that the Company and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

Annuity payments

The following applies to an annuitization of the entire contract. In certain cases, the contract can be partially annuitized. See “Partial annuitization” below.

Annuitization under a Structured Capital Strategies® contract occurs when your entire interest under the contract is or has been applied to one or more payout options intended to amortize amounts over your life or over a period certain generally limited by the period of your life expectancy. (We do not currently offer a period certain option without life contingencies.) Annuity payouts can also be determined on a joint life basis. After annuitization, no further contributions to the contract may be made, the annuity payout amount must be paid at least annually, and annuity payments cannot be stopped except by death or surrender (if permitted under the terms of the contract).

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments. If you have a loss on a variable annuity payout in a taxable year, you may be able to adjust the tax-free amount in subsequent years.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

Your rights to apply amounts under this Structured Capital Strategies® contract to an annuity payout option are described elsewhere in this Prospectus. If you hold your contract to the maximum maturity age under the contract we require that a choice be made between taking a lump sum settlement of any remaining account value or applying any such account value to an annuity payout option we may offer at the time under the contract. If no affirmative choice is made, we will apply any remaining account value or interest in the contract to the default option under the contract at such age. While there is no specific federal tax guidance as to whether or when an annuity contract is required to mature, or as to the form of the payments to be made upon maturity, we believe that this Structured Capital Strategies® contract constitutes an annuity contract under current federal tax rules.

Partial annuitization

The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. A nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contingent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date. We do not currently offer a period certain option without life contingencies.

Withdrawals made before annuity payments begin

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.

Collateral assignments are taxable to the extent of any earnings in the contract at the time any portion of the contract’s value is assigned as collateral. Therefore, if you assign your contract as collateral for a loan with a third party after the contract is issued, you may have taxable income even though you receive no payments under the contract. The Company will report any income attributable to a collateral assignment on Form 1099-R. Also, if the Company makes payments or distributions to the assignee pursuant to directions under the collateral assignment agreement, any gains in such payments may be taxable to you and reportable on Form 1099-R even though you do not receive them.

1035 Exchanges

You may purchase a nonqualified deferred annuity through an exchange of another contract. Normally, exchanges of

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contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

•

the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

•

the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a “qualified long-term care contract” meeting all specified requirements under the Code or an annuity contract with a “qualified long-term care contract” feature (sometimes referred to as a “combination annuity” contract).

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the contract issued in exchange.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a “qualified long-term care contract” or “combination annuity” in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

If you are purchasing your contract through a Section 1035 exchange, you should be aware that the Company cannot guarantee that the exchange from the source contract to the contract you are applying for will be treated as a Section 1035 exchange; the insurance company issuing the source contract controls the tax information reporting of the transaction as a Section 1035 exchange. Because information reports are not provided and filed until the calendar year after the exchange transaction, the insurance company issuing the source contract shows its agreement that the transaction is a 1035 exchange by providing to us the cost basis of the exchanged source contract when it transfers the money to us on your behalf.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner. The destination contract must meet specific post-death payout requirements to prevent avoidance of the death of owner rules. See “Payment of death benefit”.

Surrenders

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

Death benefit payments made to a beneficiary after your death

For the rules applicable to death benefits, see “Payment of death benefit” earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the Beneficiary continuation option, the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

Early distribution penalty tax

If you take distributions before you are age 59 1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

•	on or after your death; or

•	because you are disabled (special federal income tax definition); or

•

in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

Additional Tax on Net Investment Income

Taxpayers who have modified adjusted gross income (“MAGI”) over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the “Net Investment Income Tax” or “NIIT”). For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.

Investor Control Issues

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the

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assets of Separate Account No. 49. If you were treated as the owner, you would be taxed on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account No. 49. Recently, the IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

Also we do not believe that these rules apply to the assets of Separate Account No. 68, because contract owners have no interest in the performance of those assets.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account No. 49, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account No 49.

Individual retirement arrangements (“IRAs”)

General

“IRA” stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

•	traditional IRAs, typically funded on a pre-tax basis; and

•	Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA’s benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publications 590-A (“Contributions to Individual Retirement Arrangements (IRAs)”) and 590-B (“Distributions from Individual Retirement Arrangements (IRAs)”). These publications are usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

The Company designs its IRA contracts to qualify as “individual retirement annuities” under Section 408(b) of the Internal Revenue Code. We offer the Structured Capital Strategies® contract in both traditional IRA and Roth IRA versions.

This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contracts. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We describe the amount and types of charges that may apply to your contributions under “Charges and expenses” earlier in this Prospectus. We describe the method of calculating payments under “Accessing your money” earlier in this Prospectus. We do not guarantee or project growth in variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

We have not applied for opinion letters approving the respective forms of the traditional IRA and Roth IRA contracts for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment.

Your right to cancel within a certain number of days

You can cancel either version of the Structured Capital Strategies® IRA contract (traditional IRA or Roth IRA) by following the directions under “Your right to cancel within a certain number of days” in “Contract features and benefits” earlier in this Prospectus. If you cancel a traditional IRA, or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

Traditional individual retirement annuities (“traditional IRAs”)

Contributions to traditional IRAs.  Individuals may make three different types of contributions to purchase a traditional IRA or as subsequent contributions to an existing IRA:

•	“regular” contributions out of earned income or compensation; or

•	tax-free “rollover” contributions; or

•	direct custodian-to-custodian transfers from other traditional IRAs (“direct transfers”).

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When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.

Because the minimum initial contribution the Company requires to purchase this contract is larger than the maximum regular contribution you can make to an IRA for a taxable year, this contract must be purchased through a rollover or direct transfer contribution.

Regular contributions to traditional IRAs

Limits on contributions.  The “maximum regular contribution amount” for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $6,000 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2020, after adjustment for cost-of-living changes. When your earnings are below $6,000, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA.

If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional “catch up contributions” of up to $1,000 to your traditional IRA.

Special rules for spouses.  If you are married and file a joint federal income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation, or compensation under $6,000, married individuals filing jointly can contribute up to $12,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $6,000 can be contributed annually to either spouse’s traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. Catch-up contributions may be made as described above for spouses who are at least age 50 at any time during the taxable year for which the contribution is being made.

Deductibility of contributions.  The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored-tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

The federal tax rules governing contributions to IRAs made from current compensation are complex and are subject to numerous technical requirements and limitations which vary based on an individual’s personal situation (including his/her spouse). IRS Publication 590-A, (“Contributions to Individual Retirement Arrangements (IRAs)”) which is updated annually and is available at www.irs.gov, contains pertinent explanations of the rules applicable to the current year. The amount of permissible contributions to IRAs, the amount of IRA contributions which may be deductible, and the individual’s income limits for determining contributions and deductions all may be adjusted annually for cost of living.

Nondeductible regular contributions.  If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse’s traditional IRA) may not, however, exceed the maximum $5,000 per person limit for the applicable taxable year ($6,000 for 2020 after adjustment). The dollar limit is $1,000 higher for people eligible to make age 50+ “catch-up” contributions ($7,000 for 2020). You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See “Withdrawals, payments and transfers of funds out of traditional IRAs” below.

If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

When you can make regular contributions.  If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a tax year. Make sure you designate the year for which you are making the contribution.

Rollover and direct transfer contributions to traditional IRAs

Rollover contributions may be made to a traditional IRA from these “eligible retirement plans”:

•	qualified plans;

•	governmental employer 457(b) plans;

•	403(b) plans; and

•	other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after lifetime required minimum distributions must start must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

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Rollovers from “eligible retirement plans” other than traditional IRAs

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant.

There are two ways to do rollovers:

•	Do it yourself:

You receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

•	Direct rollover:

You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

•	“required minimum distributions” after age 72 (or age 70 1/2 if applicable) or retirement from service with the employer; or

•	substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

•	substantially equal periodic payments made for a specified period of 10 years or more; or

•	hardship withdrawals; or

•	corrective distributions that fit specified technical tax rules; or

•	loans that are treated as distributions; or

•	certain death benefit payments to a beneficiary who is not your surviving spouse; or

•	qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

Under legislation enacted at the end of 2019, distributions from an eligible retirement plan made in connection with the birth or adoption of a child as specified in the Code can be made free of income tax withholding and penalty-free. Repayments of these distributions to an eligible retirement plan are treated as deemed rollover contributions. IRS guidance will be required to implement this provision.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan, such as a traditional IRA, and subsequently take a premature distribution.

Rollovers from an eligible retirement plan to a traditional IRA are not subject to the “one-per-year limit” noted later in this section.

Rollovers of after-tax contributions from eligible retirement plans other than traditional IRAs

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See “Taxation of payments” later in this Prospectus under “Withdrawals, payments and transfers of funds out of traditional IRAs.” After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

Rollovers from traditional IRAs to traditional IRAs

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. We call this the “one-per-year limit.” It is the IRA owner’s responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

Spousal rollovers and divorce-related direct transfers

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse’s traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Excess contributions to traditional IRAs

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. Examples of excess contributions are regular contributions of more than the maximum regular contribution amount for the applicable taxable year, and a rollover contribution which is not eligible to be rolled over, for example to the extent an amount distributed is a lifetime required minimum distribution after age 72 (or after age 70 1/2, if applicable). You can avoid or limit the excise tax by

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withdrawing an excess contribution. See IRS Publications 590-A and 590-B for further details.

Recharacterizations

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having “recharacterized” your contribution.

Withdrawals, payments and transfers of funds out of traditional IRAs

No federal income tax law restrictions on withdrawals.  You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

Taxation of payments.  Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible (after-tax) IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax-free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

•	the amount received is a withdrawal of certain excess contributions, as described in IRS Publications 590-A and 590-B; or

•

the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See “Rollovers from eligible retirement plans other than traditional IRAs” under “Rollover and direct transfer contributions to traditional IRAs” earlier in this section for more information.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457 plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457 plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a “conduit IRA” before being rolled back into a qualified plan. See your tax adviser.

IRA distributions directly transferred to charity.  Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70 1/2 or older. We no longer permit you to direct the Company to make a distribution directly to a charitable organization you request, in accordance with an interpretation of recent non-tax regulatory changes.

Required minimum distributions

Legislation enacted at the end of 2019 which is generally effective January 1, 2020 significantly amends the required minimum distribution rules. Because these rules are statutory and regulatory, in many cases IRS guidance will be required to implement these changes.

Background on Regulations — Required Minimum Distributions

Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, various guaranteed benefits. This could increase the amount required to be distributed from the contracts if you take annual withdrawals instead of annuitizing. Currently we believe that these provisions would not apply to Structured Capital Strategies® contracts because of the type of benefits provided under the contracts. However, if you take annual withdrawals instead of annuitizing, please consult your tax adviser concerning applicability of these complex rules to your situation.

Lifetime required minimum distributions — When you have to take the first lifetime required minimum distribution.  When you have to start lifetime required mini-

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mum distributions from your traditional IRAs depends on your birthdate. Under legislation enacted at the end of 2019, lifetime required minimum distributions from your traditional IRAs must start for the year in which you attain age 72 (if you were born July 1, 1949 or later). For individuals born June 30, 1949 or earlier, lifetime required minimum distributions from your traditional IRAs must start for the year in which you attain age 70 1/2. That is, individuals who had already attained age 70 1/2 by December 31, 2019 had no change from prior law in the start or continuation of their lifetime required minimum distributions.

When you have to take the first lifetime required minimum distribution.  The first required minimum distribution is for the calendar year in which you turn age 72 (or age 70 1/2 if applicable). You have the choice to take this first required minimum distribution during the calendar year you actually reach age 72 (or age 70 1/2 if applicable), or to delay taking it until the first three-month period in the next calendar year (January 1 – April 1). Distributions must start no later than your “Required Beginning Date,” which is April 1st of the calendar year after the calendar year in which you turn age 72 (or age 70 1/2 if applicable). If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year — the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

How you can calculate required minimum distributions.  There are two approaches to taking required minimum distributions — “account-based” or “annuity-based.”

Account-based method.  If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

If you choose an account-based method, the RMD amount for your Structured Capital Strategies® traditional IRA contract is calculated with respect to your entire interest in the contract, including your allocations to one or more variable investment options and one or more of the Segments in the Structured Investment Option.

Annuity-based method.  If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

Do you have to pick the same method to calculate your required minimum distributions for all of your traditional IRAs and other retirement plans?  No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan, and an account-based annual withdrawal from another IRA.

Will we pay you the annual amount every year from your traditional IRA based on the method you choose?  We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our “automatic required minimum distribution (RMD) service.” Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, if you are taking account-based withdrawals from all of your traditional IRAs, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

If you are at an age where you are required to take lifetime required minimum distributions from traditional IRAs you should consider the effect of allocations to the Structured Investment Option under a Structured Capital Strategies® traditional IRA contract. You should consider whether you have a sufficient amount allocated to the Variable Investment Options under this contract and/or sufficient liquidity under other traditional IRAs that you maintain in order to satisfy your RMD for this contract without affecting amounts allocated to the Structured Investment Option under this contract.

Particularly if you hold any portion of your Structured Capital Strategies® IRA account value in Segments, you should make sure to have money invested in the variable investment options and/or other traditional IRAs in order to have enough liquidity in the contract or elsewhere to satisfy your RMD withdrawals without dipping into a Segment.

What if you take more than you need to for any year?  The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

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What if you take less than you need to for any year?  Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

What are the required minimum distribution payments after you die?  These vary, depending on the status of your beneficiary (individual or entity) and when you die. Legislation enacted at the end of 2019 significantly amends the post-death required minimum distribution rules for distributions made beginning January 1, 2020, and in some cases may affect payouts for pre-December 31, 2019 deaths. IRS guidance will be needed to implement these changes.

Individual beneficiary.  Unless the individual beneficiary has a special status as an “eligible designated beneficiary” or “EDB” described below, distributions of the remaining amount in the defined contribution plan or IRA contract following your death must be distributed within 10 years. IRS guidance will be needed regarding the mechanics of implementation of this “10-year” rule.

Individual beneficiary who has “eligible designated beneficiary” or “EDB” status.  An individual beneficiary who is an “eligible designated beneficiary” or “EDB” is able to take annual post-death required minimum distribution payments over the life of the EDB or over a period not extending beyond the life expectancy of the EDB, as long as the distributions start no later than one year after your death (to be prescribed in Treasury Regulations).

The following individuals are EDBs:

•	your surviving spouse (see spousal beneficiary, below);

•	your minor children (only while they are minors);

•	a disabled individual (Code definition applies);

•	a chronically ill individual (Code definition applies); and

•	any individual who is not more than 10 years younger than you.

In certain cases, a trust for a disabled individual or a chronically ill individual may be treated as an individual and not an entity beneficiary. When minor children reach the age of majority, they stop EDB status and the remainder of the portion of their interest not yet distributed must be distributed within 10 years. IRS guidance will be needed to implement the mechanics of this EDB status shift provision. It appears to discourage life contingent annuity payouts to minor children.

Spousal beneficiary.  If your death beneficiary is your surviving spouse, your spouse has a number of choices. As noted above, post-death distributions may be made over your spouse’s life or period of life expectancy. Your spouse may delay starting payments over his/her life or life expectancy period until the year in which you would have attained age 72. In some circumstances, for traditional IRA contracts only, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 72, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

Non-individual beneficiary.  Pre-January 1, 2020 rules continue to apply. If you die before your Required Beginning Date for lifetime required minimum distributions, and your death beneficiary is a non-individual such as your estate, the “5-year rule” applies. Under this rule, the entire interest must be distributed by the end of the calendar year which contains the fifth anniversary of the owner’s death. No distribution is required for a year before that fifth year. Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die after your Required Beginning Date for lifetime required minimum distributions, and your death beneficiary is a non-individual such as your estate, the rules permit the beneficiary to calculate the post-death required minimum distribution amounts based on the owner’s life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

Please note that under the legislation enacted in 2019, for owner or participant deaths on or after January 1, 2020, it appears that trusts which would have qualified under pre-January 2020 rules as “see-through trusts” will now be treated as entity beneficiaries.

Additional Changes to post-death distributions after the 2019 legislation. The legislation enacted at the end of 2019 applies to deaths after December 31, 2019, so that the post-death required minimum distribution rules in effect before January 1, 2020 continue to apply initially. As long as payments start no later than December 31 following the calendar year of the owner’s or participant’s death, individuals who are non-spouse beneficiaries may continue to stretch post-death payments over their life. It is also permissible to stretch post-death payments over a period not longer than their life expectancy based on IRS tables as of the calendar year after the owner’s or participant’s death on a term certain method. In certain cases a “see-through” trust which is the death beneficiary will be treated as an individual for measuring the distribution period.

However, the legislation enacted at the end of 2019 views the death of the original individual beneficiary as an event that triggers the “10-year” distribution period. Prior to 2019, for example, if an individual beneficiary who had a 20-year life expectancy period in the year after the owner’s or participant’s death died in the 7th year of post-death payments,

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the beneficiary named by the original beneficiary could continue the payments over the remaining 13 years of the original beneficiary’s life expectancy period. Even if the owner or participant in this example died before December 31, 2019, the legislation caps the length of any post-death payment period after the death of the original beneficiary at 10 years. As noted above, a rule similar to this applies when an EDB dies, or a minor child reaches the age of majority-the remaining interest must be distributed within 10 years. IRS guidance will be needed to implement the mechanics of these beneficiary status shift provisions.

Spousal continuation

If the contract is continued under Spousal continuation, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.

Payments to a beneficiary after your death

IRA death benefits are taxed the same as IRA distributions.

Borrowing and loans are prohibited transactions

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions:

•	made on or after your death; or

•	made because you are disabled (special federal income tax definition); or

•	used to pay for certain extraordinary medical expenses (special federal income tax definition); or

•	used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

•	used to pay certain first-time home buyer expenses (special federal income tax definition — there is a $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

•	used to pay certain higher education expenses (special federal income tax definition); or

•	under legislation enacted at the end of 2019, distributions made in connection with the birth or adoption of a child as specified in the Code; or

•	in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and document eligibility for the exception to the IRS.

Roth individual retirement annuities (“Roth IRAs”)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under “traditional IRAs.”

The Structured Capital Strategies® Roth IRA contracts are designed to qualify as Roth individual retirement annuities under Sections 408A(b) and 408(b) of the Internal Revenue Code.

Contributions to Roth IRAs

Individuals may make four different types of contributions to a Roth IRA:

•	regular after-tax contributions out of earnings; or

•	taxable rollover contributions from traditional IRAs or other eligible retirement plans (“conversion” rollover contributions); or

•	tax-free rollover contributions from other Roth individual retirement arrangements (or designated Roth accounts under defined contribution plans); or

•	tax-free direct custodian-to-custodian transfers from other Roth IRAs (“direct transfers”).

If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

Because the minimum initial contribution the Company requires to purchase this contract is larger than the maximum regular contribution you can make to an IRA for a taxable year, this contract must be purchased through a rollover or direct transfer contribution.

Regular contributions to Roth IRAs

Limits on regular contributions.  The “maximum regular contribution amount” for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $6,000 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2020, after adjustment for cost-of-living changes. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. When your earnings are below $6,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular con-

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tributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion above under “Special rules for spouses” earlier in this section under traditional IRAs.

If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

The amount of permissible contributions to Roth IRAs for any year depends on the individual’s income limits and marital status. For example, if you are married and filing separately for any year your ability to make regular Roth IRA contributions is greatly limited. The amount of permissible contributions and income limits may be adjusted annually for cost of living. Please consult IRS Publication 590-A, (“Contributions to Individual Retirement Arrangements (IRAs)”) for the rules applicable to the current year.

When you can make contributions.  Same as traditional IRAs.

Deductibility of contributions.  Roth IRA contributions are not tax deductible.

Rollover and direct transfer contributions to Roth IRAs

What is the difference between rollover and direct transfer transactions?  The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over, or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee, or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

•	another Roth IRA;

•	a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover (“conversion rollover”);

•	a “designated Roth contribution account” under a 401(k) plan, 403(b) plan or governmental employer Section 457(b) plan (direct or 60-day); or

•	from non-Roth accounts under another eligible retirement plan as described below under “Conversion rollover contributions to Roth IRAs.”

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions.

This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. We call this the “one-per-year limit.” It is the Roth IRA owner’s responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Conversion rollover contributions to Roth IRAs

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code Section 401(a) qualified plan, a 403(b) plan, and a governmental employer Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA — whether or not it is the traditional IRA you are converting — a pro rata portion of the distribution is tax-free. Even if you are under age 59 1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA.

Conversion rollover contributions to Roth IRAs are not subject to the “one-per-year limit” noted earlier in this section.

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

The IRS and Treasury have issued Proposed and Temporary Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual’s gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

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Recharacterizations

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

How to recharacterize.  To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization, and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

Conversion rollover contributions to Roth IRAs cannot be recharacterized.

To recharacterize a contribution you must use our forms.

Withdrawals, payments and transfers of funds out of Roth IRAs

No federal income tax law restrictions on withdrawals.  You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

Distributions from Roth IRAs

Distributions include withdrawals from your contract, surrender and termination of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

•	rollovers from a Roth IRA to another Roth IRA;

•	direct transfers from a Roth IRA to another Roth IRA;

•	qualified distributions from a Roth IRA; and

•	return of excess contributions or amounts recharacterized to a traditional IRA.

Qualified distributions from Roth IRAs.  Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

•	you are age 59 1/2 or older; or

•	you die; or

•	you become disabled (special federal income tax definition); or

•

your distribution is a “qualified first-time homebuyer distribution” (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

Nonqualified distributions from Roth IRAs.  Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)	Regular contributions.

(2)	Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

(a)	Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

(b)	Nontaxable portion.

(3)	Earnings on contributions.

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Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amounts distributed, distributions and contributions are aggregated or grouped and added together as follows:

(1)	All distributions made during the year from all Roth IRAs you maintain — within any custodian or issuer — are added together.

(2)

All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)	All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

Required minimum distributions

Lifetime minimum distribution requirements do not apply.

Required minimum distributions at death

Same as traditional IRA under “What are the required minimum distribution payments after you die?”.

Payments to a beneficiary after your death

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

Borrowing and loans are prohibited transactions

Same as traditional IRA.

Excess contributions

Generally the same as traditional IRA.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

Early distribution penalty tax

Same as traditional IRA.

Tax withholding and information reporting

Status for income tax purposes; FATCA.  In order for us to comply with income tax withholding and information report-

ing rules which may apply to annuity contracts and tax-qualified or tax-favored plan participation, we request documentation of “status” for tax purposes. “Status” for tax purposes generally means whether a person is a “U S. person” or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person’s status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act (“FATCA”), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report contract values and other information for certain contractholders. For this reason we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

Tax Withholding.  We must withhold federal income tax from distributions from annuity contracts and specified tax-favored savings or retirement plans or arrangements. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

•	we might have to withhold and/or report on amounts we pay under a free look or cancellation.

•

we are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable.

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Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U. S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

Federal income tax withholding on periodic annuity payments

Federal tax rules require payers to withhold differently on “periodic” and “nonperiodic” payments. Payers are to withhold from periodic annuity payments as if the payments were wages. For a periodic annuity payment, for example, the annuity contract owner’s withholding depends on what the owner specifies on a Form W-4P. If the owner fails to provide a correct Taxpayer Identification Number, withholding at the highest rate applies.

A contract owner’s withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.

Federal income tax withholding on non-periodic annuity payments (withdrawals)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

Impact of taxes to the Company

The contracts provide that we may charge Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

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10. More information

About Separate Account No. 49

Each variable investment option is a subaccount of Separate Account No. 49. We established Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 49 that represent our investments in Separate Account No. 49 or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account No. 49 assets in any investment permitted by applicable law. The results of Separate Account No. 49’s operations are accounted for without regard to the Company’s other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 49. However, the obligations themselves are obligations of the Company.

Separate Account No. 49 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a “unit investment trust.” The SEC, however, does not manage or supervise the Company or Separate Account No. 49. Although Separate Account No. 49 is registered, the SEC does not monitor the activity of Separate Account No. 49 on a daily basis. The Company is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account No. 49 invests in shares issued by the corresponding Portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1)	to add variable investment options to, or to remove variable investment options from, Separate Account No. 49, or to add other separate accounts;

(2)	to combine any two or more variable investment options;

(3)	to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)	to operate Separate Account No. 49 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 49 or a variable investment option directly);

(5)	to deregister Separate Account No. 49 under the Investment Company Act of 1940;

(6)	to restrict or eliminate any voting rights as to Separate Account No. 49;

(7)	to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8)	to limit or terminate contributions or transfers into any variable investment option; and

(9)	to limit the number of variable investment options you may select.

If the exercise of these rights results in a material change in the underlying investment of Separate Account No. 49, you will be notified of such exercise, as required by law.

About Separate Account No. 68

We hold assets in a “non-unitized” separate account we have established under the New York Insurance Law to support our obligations under the Structured Investment Option. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We are obligated to pay all money we owe under the contract. If the obligation exceeds the assets of Separate Account No. 68, funds will be transferred to Separate Account No. 68 from the general account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the Structured Investment Option, regardless of whether assets supporting the Structured Investment Option are held in a separate account or our general account. An owner should look to the financial strength of the Company for its claims-paying ability. For more information, see “About the general account” below.

Our current plans are to invest separate account assets in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities, and government and agency issues. We may also invest in interest rate swaps. Although the above generally describes our plans for investing the assets supporting our obligations under the Structured Investment Option, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws.

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About the Trust

The Trust is registered under the Investment Company Act of 1940. It is classified as an “open-end management investment company,” more commonly called a mutual fund. The Trust issues different shares relating to each of its portfolios.

The Trust does not impose sales charges or “loads” for buying and selling its shares. All dividends and other distributions on the Trust’s shares are reinvested in full. The Board of Trustees of the Trust serves for the benefit of the Trust’s shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for the Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

About the general account

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract’s account value or the Structured Investment Option with which the contract was issued. The Company is solely responsible to the contract owner for the contract’s account value and the Structured Investment Option. The general obligations and the Structured Investment Option under the contract are supported by the Company’s general account and are subject to the Company’s claims paying ability. An owner should look to the financial strength of the Company for its claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer’s general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company’s financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests in the Structured Investment Option under the contracts in the general account are issued by the Company and are registered under the Securities Act of 1933. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a “covered security” under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

About other methods of payment

Wire transmittals and electronic transactions

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under “How you can make your contributions” under “Contract features and benefits” earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt Form. We may also require additional information. Until we receive the Acknowledgement of Receipt Form, (i.e. withdrawals and surrenders) financial transactions will not be permitted unless you request them in writing, sign the request and have it signature guaranteed. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

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After your contract has been issued, subsequent contributions may be transmitted by wire.

Dates and prices at which contract events occur

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

Business Day

Our “business day” is generally any day the NYSE is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). If the SEC determines the existence of emergency conditions on any day, and consequently, the NYSE does not open, then that day is not a business day. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

•	If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

—	on a non-business day;

—	after 4:00 p.m. Eastern Time on a business day; or

—	after an early close of regular trading on the NYSE on a business day.

•

If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

•	When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

•

If we have entered into an agreement with your broker-dealer for automated processing of contributions and/or transfers upon receipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and/or transfer and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent contributions and/or transfers, or both, and may be commenced or terminated at any time without prior notice. If required by law, the “closing time” for such orders will be earlier than 4:00 p.m., Eastern Time.

Contributions, transfers, withdrawals and surrenders

•

Contributions allocated to the variable investment options (including the Segment Type Holding Accounts and dollar cap averaging account) are invested at the unit value next determined after the receipt of the contribution.

•

Transfers to or from the variable investment options (including the Segment Type Holding Accounts and dollar cap averaging account) will be made at the unit value next determined after the receipt of the transfer request.

•

Requests for withdrawals or surrenders from the variable investment options (including the Segment Type Holding Accounts and dollar cap averaging account) will be made at the unit value next determined on the business day that we receive the information that we require.

About your voting rights

As the owner of shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:

•	the election of trustees;

•	the formal approval of independent auditors selected for each Trust; or

•	any other matters described in the Prospectus for the Trust or requiring a shareholders’ vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The Trust sells its shares to the Company’s separate accounts in connection with the Company’s variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with the Company. EQ Advisors Trust also sells its shares to the trustee of a qualified plan for the Company. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of the Trust intend to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board’s response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

Separate Account No. 49 voting rights

If actions relating to Separate Account No. 49 require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes

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attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

Changes in applicable law

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

Statutory compliance

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of the Company. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

About legal proceedings

The Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner’s interest in Separate Account No. 49, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account No. 49, our ability to meet our obligations under the contracts, or the distribution of the contracts.

Financial statements

The financial statements of Separate Account No. 49, as well as the consolidated financial statements of the Company, are in the SAI. The SAI is part of the registration statement filed on Form N-4. The financial statements of the Company have relevance to the contracts only to the extent that they bear upon the ability of the Company to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

Transfers of ownership, collateral assignments, loans, and borrowing

You can transfer ownership of an NQ contract at any time before annuity payments begin, subject to our acceptance. We will continue to treat you as the owner until we receive written notification of any change at our processing office. In some cases, an assignment or change of ownership may have adverse tax consequences. See “Tax information” earlier in this Prospectus.

We may refuse to process a change of ownership of an NQ contract without appropriate documentation of status on IRS Form W-9 (or, if IRS Form W-9 cannot be provided because the entity is not a U.S. entity, on the appropriate type of Form W-8).

Following a change of ownership, the existing beneficiary designations will remain in effect until the new owner provides new designations.

You cannot assign or transfer ownership of a traditional IRA or Roth IRA contract except by surrender to us. This rule also generally applies to QP contracts.

In certain circumstances, you may collaterally assign all or a portion of the value of your NQ contract as collateral or security for a loan with a third party lender. The terms of the assignment are subject to our approval. Loans are also not available under your contract. For limited transfers of ownership after the owner’s death see “Beneficiary continuation option” in “Payment of death benefit” earlier in this Prospectus. You may direct the transfer of the values under your traditional IRA or Roth IRA contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge if one applies.

About Custodial IRAs

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, the Company will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. The Company will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. The Company will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. The Company may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.

Distribution of the contracts

The contracts are distributed by both Equitable Advisors and Equitable Distributors. The Distributors serve as principal underwriters of Separate Account No. 49. The offering of the contracts is intended to be continuous.

Equitable Advisors is an affiliate of the Company, and Equitable Distributors is an indirect wholly owned subsidiary of the Company. The Distributors are under the common control of Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Both broker-dealers also act as distributors for other life and annuity products we issue.

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The contracts are sold by financial professionals of Equitable Advisors and its affiliates. The contracts may also be sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with Equitable Distributors (“Selling broker-dealers”).

The Company pays compensation to both Distributors based on contracts sold. The Company may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although the Company takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. The Company, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see “Fee table” and “Charges and expenses” earlier in this Prospectus.

Equitable Advisors Compensation.  The Company pays compensation to Equitable Advisors based on contributions made on the contracts sold through Equitable Advisors (“contribution-based compensation”). The contribution-based compensation will generally not exceed 8.5% of total contributions. Equitable Advisors, in turn, may pay a portion of the contribution-based compensation received from the Company to the Equitable Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.0% of the account value of the contract sold (“asset-based compensation”). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by Equitable Advisors varies among financial professionals and among Selling broker-dealers. Equitable Advisors also pays a portion of the compensation it receives to its managerial personnel. Equitable Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. Equitable Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. Equitable Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both the Company’s contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not Equitable Advisors, determines the compensation paid to the Selling broker-dealer’s financial professional for the sale of the contract. Therefore, you should contract your financial professional for information about the compensation he or she receives and any related incentives, as described immediately below.

Equitable Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

Differential compensation.  In an effort to promote the sale of the Company’s products, Equitable Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an our contract than it pays for the sale of a contract or other financial product issued by a company other than us. Equitable Advisors may pay different compensation on the sale of the same product, based on such factors as distribution, group or sponsored arrangements, or based on older or newer versions, or series, of the same contract. Equitable Advisors also pay different levels of compensation based on different contract types. This practice is known as providing “differential compensation.” Differential compensation may involve other forms of compensation to Equitable Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve the Company’s contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of the Company’s contracts than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as “overrides.” For tax reasons, Equitable Advisors financial professionals qualify for health and retirement benefits based solely on their sales of the Company’s contracts and products sponsored by affiliates.

The fact that Equitable Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend our contract over a contract or other financial product issued by a company not affiliated with the Company. However, under applicable rules of FINRA and other federal and state regulatory authorities, Equitable Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of Equitable Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation

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among products in the same category. For more information, contact your financial professional.

Equitable Distributors Compensation.  The Company pays contribution-based and asset-based compensation (together “compensation”) to Equitable Distributors. Contribution-based compensation is paid based on the Company’s contracts sold through Equitable Distributors’ Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of Equitable Distributors’ Selling broker-dealers. Contribution-compensation will generally not exceed 7.0% of the total contributions made under the contracts. Equitable Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.0% of the account value of the contract sold. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which the Company pays to Equitable Distributors will be reduced by the same amount, and the Company will pay Equitable Distributors asset-based compensation on the contract equal to the asset-based compensation which Equitable Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by Equitable Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not Equitable Distributors, determines the compensation paid to the Selling broker-dealer’s financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

The Company also pays Equitable Distributors compensation to cover its operating expenses and marketing services under the terms of the Company’s distribution agreements with Equitable Distributors.

Additional payments by Equitable Distributors to Selling broker-dealers.  Equitable Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. Equitable Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company’s products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, Equitable Distributors increases the marketing allowance as certain sales thresholds are met. Equitable Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of the Company’s products, Equitable Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as “compensation enhancements”). Equitable Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain of our contracts exclusively.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company’s contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2019) received additional payments. These additional payments ranged from $962.81 to $6,177,733.18. The Company and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of the Company’s contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corporation

Allstate Financial Services, LLC

American Portfolios Financial Services

Ameriprise Financial Services

Avantax Investment Services, Inc.

BBVA Securities, Inc.

Cadaret, Grant & Co., Inc.

Cambridge Investment Research

Capital Investment Group

Centaurus Financial, Inc.

CETERA Financial Group

Citigroup Global Markets, Inc.

Citizens Investment Services

Commonwealth Financial Network

Community America Financial Solution

CUNA Brokerage Services

CUSO Financial Services, L.P.

DPL Financial Partners

Equity Services, Inc.

Farmer’s Financial Solution

Galt Financial Group, Inc.

Geneos Wealth Management

Gradient Securities, LLC

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H. Beck, Inc.

Independent Financial Group, LLC

Infinex Investments Inc.

Janney Montgomery Scott LLC

Kestra Investment Services, LLC

Key Investment Services LLC

Ladenburg Thalmann Advisor Network, LLC

Lincoln Financial Advisors Corp.

Lincoln Financial Securities Corp.

Lincoln Investment Planning

Lion Street Financial

LPL Financial Corporation

Lucia Securities, LLC

MML Investors Services, LLC

Morgan Stanley Smith Barney

Mutual of Omaha Investment Services, Inc.

Park Avenue Securities, LLC

PlanMember Securities Corp.

PNC Investments

Primerica Financial Services, Inc.

Prospera Financial Services

Pruco Securities, LLC

Raymond James

RBC Capital Markets Corporation

Robert W Baird & Company

Santander Securities Corporation

SIGMA Financial Corporation

Stifel, Nicolaus & Company, Inc.

The Advisor Group (AIG)

The Huntington Investment Company

The Leaders Group, Inc.

TransAmerica Financial Advisors

U.S. Bank Center

UBS Financial Services, Inc.

Valmark Securities, Inc.

Voya Financial Advisors, Inc.

Waddell & Reed, Inc.

Wells Fargo

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11. Incorporation of certain documents by reference

The Company’s Annual Report on Form 10-K for the period ended December 31, 2019 (the “Annual Report”) is considered to be part of this Prospectus because it is incorporated by reference.

The Company files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC’s public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC’s website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, the Company has filed with the SEC a registration statement relating to the Structured Investment Option (the “Registration Statement”). This Prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this Prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 (“Exchange Act”), will be considered to become part of this Prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to:

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

Attention: Corporate Secretary (telephone: (212) 554-1234)

You can access our website at www.equitable.com.

Independent Registered Public Accounting Firm

The consolidated financial statements and financial statement schedules of AXA Equitable Life Insurance Company incorporated in this Prospectus by reference to the Annual Report on Form 10-K for the year ended December 31, 2019 have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to the AXA Equitable Life Insurance Company as permitted by the applicable SEC independence rules, and as disclosed in the AXA Equitable Life Insurance Company’s Form 10-K. PricewaterhouseCoopers LLP’s address is 300 Madison Avenue, New York, NY 10017.

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Appendix I: Condensed financial information

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.15%.

Unit Values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.

	For the year ending December 31,
	2019	2018	2017
EQ/Balanced Strategy
Unit value	$11.36	$9.94	$10.49
Number of units outstanding (000’s)	155	19	38
EQ/Money Market
Unit value	$10.30	$10.26	$10.25
Number of units outstanding (000’s)	—	—	—

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.35%.

Unit Values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.

	For the year ending December 31,
	2019	2018	2017
EQ/Balanced Strategy
Unit value	$11.32	$9.92	$10.14
Number of units outstanding (000’s)	20	—	—
EQ/Money Market
Unit value	$27.20	$27.16	$27.18
Number of units outstanding (000’s)	653	593	617

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Appendix II: State contract availability and/or variations of certain features and benefits

The following information is a summary of the states where the Structured Capital Strategies® contract or certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract’s features and benefits as previously described in this Prospectus. Certain features and/or benefits may have been approved in your state after your contract was issued and cannot be added. Please contact your financial professional for more information about availability in your state.

States where certain Structured Capital Strategies® features and/or benefits are not available or vary:

State	Features and benefits	Availability or variation
Arizona	See “Your right to cancel within a certain number of days” in “Contract features and benefits”	If you reside in the state of Arizona and you purchased your contract as a replacement for a different variable annuity contract or you are age 65 or older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date you receive it and receive a refund of account value. This is also referred to as the “free look” period.
California	See “We require that the following types of communications be on specific forms we provide for that purpose” in “How to reach us”	You are not required to use our forms when making a transaction request. If a written request contains all the information required to process the request, we will honor it.

	See “Contract features and benefits” — “Your right to cancel within a certain number of days”	If you reside in California and you are age 60 or older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date that you receive it and receive a refund as described below.

If you allocate your entire initial contribution to the EQ/Money Market option, the amount of your refund will be equal to your contribution, unless you make a transfer, in which case the amount of your refund will be equal to your account value on the date we receive your request to cancel at our processing office. This amount could be less than your initial contribution. If you allocate any portion of your initial contribution to the variable investment options (other than the EQ/Money Market option), your refund will be equal to your account value on the date we receive your request to cancel at our processing office.

“Return of contribution” free look treatment available through certain selling broker-dealers

Certain selling broker-dealers offer an allocation method designed to preserve your right to a return of your contributions during the free look period. At the time of application, you will instruct your financial professional as to how your initial contribution and any subsequent contributions should be treated for the purpose of maintaining your free look right under the contract. Please consult your financial professional to learn more about the availability of “return of contribution” free look treatment.

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State	Features and benefits	Availability or variation
California (continued)		If you choose “return of contribution” free look treatment of your contract, we will allocate your entire contribution and any subsequent contributions made during the 30 day period following the Contract Date, to the EQ/Money Market investment option. In the event you choose to exercise your free look right under the contract, you will receive a refund equal to your contributions.
)		If you choose the “return of contribution” free look treatment and your contract is still in effect on the 30th day (or next business day) following the Contract Date, we will automatically reallocate your account value to the investment options chosen on your application.

Any transfers made prior to the expiration of the 30 day free look will terminate your right to “return of contribution” treatment in the event you choose to exercise your free look right under the contract. Any transfer made prior to the 30th day following the Contract Date will cancel the automatic reallocation on the 30th day (or next business day) following the Contract Date described above. If you do not want the Company to perform this scheduled one-time reallocation, you must call one of our customer service representatives at 1 (877) 899-3743 before the 30th day following the Contract Date to cancel.

If you purchased your contract from a financial professional whose firm submits applications to the Company electronically, the Dollar Cap Averaging Program may not be available at the time your contract is issued. If this is the case and you wish to participate in the program after your contract has been issued, you must make your election on the applicable paper form and submit it to us separately. Depending on when we receive your form, you may miss the first available date on which your account value would otherwise be transferred to your designated Segment Type Holding Accounts.

	See “Dollar Cap Averaging Program” and “Your right to cancel within a certain number of days” in “Contract features and benefits”	If you elect to invest in the Dollar Cap Averaging Program, you will not be eligible for the “return of contribution” free look treatment. By electing the Dollar Cap Averaging Program, you would only be eligible to receive a return of account value if you free look your contract.

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State	Features and benefits	Availability or variation
California (continued)	See “Charges and expenses” — “Disability, terminal illness, or confinement to a nursing home”	Items (i)-(iii) under this section are deleted in their entirety and replaced with:

(i) We receive proof satisfactory to us (including certification by a U.S. licensed physician) that the Owner has a chronic illness as defined pursuant to either (a) or (b) below;

(a)  unable to perform two activities of daily living (bathing, continence, dressing, eating, toileting and transferring), meaning the Owner needs human assistance, or needs continual substantial supervision; or

(b)  impairment of cognitive ability, meaning a deterioration or loss of intellectual capacity due to mental illness or disease, including Alzheimer’s disease or related illnesses, that requires continual supervision to protect oneself or others.

(ii) We receive proof satisfactory to us (including certification by a U.S. licensed physician) that the Owner’s life expectancy is twelve months or less.

(iii)  The Owner is receiving, as prescribed by a physician, registered nurse, or licensed social worker, home care or community-based services (including adult day care, personal care, homemaker services, hospice services or respite care) or, is confined in a skilled nursing facility, convalescent nursing home, or extended care facility, which shall not be defined more restrictively than as in the Medicare program, or is confined in a residential care facility or residential care facility for the elderly, as defined in the Health and Safety Code. Out-of-state providers of services shall be defined as comparable in licensure and staffing requirements to California providers.

	See “More information” — “Transfers of ownership, collateral assignments, loans, and borrowing”	You can transfer ownership of an NQ contract at any time before annuity payments begin. You may assign your contract, unless otherwise restricted for tax qualification purposes.
Connecticut	See “Charges for each additional transfer in excess of 12 transfers per contract year” in “Fee table” and “Transfer charge” in “Charges and expenses”	The charge for transfers does not apply.

	See “Special services charges” in “Fee table” and under “Charges and expenses”	The maximum charge for check preparation is $9 per occurrence.

The charge for third-party transfers or exchanges does not apply.

	See “Charges and expenses — Disability, terminal illness, or confinement to a nursing home”	Waiver (i) is not available.
Florida	See “How you can purchase and contribute to your contract” in “Contract features and benefits”	In the third paragraph of this section, item (i) now reads: “(i) contributions under a Structured Capital Strategies® contract would then total more than $1,500,000;” and item (ii) regarding the $2,500,000 limitation on contributions is deleted. The remainder of this section is unchanged.

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State	Features and benefits	Availability or variation
Florida (continued)	See “Your right to cancel within a certain number of days” in “Contract features and benefits”	If you reside in the state of Florida, you may cancel your variable annuity contract and return it to us within 21 days from the date that you receive it. You will receive an unconditional refund equal to the greater of the cash surrender value provided in the annuity contract, plus any fees or charges deducted from the contributions or imposed under the contract, or a refund of all contributions paid.

	See “Selecting an annuity payout option” under “Your annuity payout options” in “Accessing your money”	The following sentence replaces the first sentence of the second paragraph in this section:

You can choose the date annuity payments are to begin, but it may not be earlier than twelve months from the contract date.

	See “Special service charges” under “Charges and expenses”	We will not impose a charge for third-party transfers or exchanges.

	See “Withdrawal charge” in “Charges and expenses”	If you are age 65 or older at the time your contract is issued, the applicable withdrawal charge will not exceed 10% of the amount withdrawn.
Hawaii	See “Your right to cancel within a certain number of days” in “Contract features and benefits”	If you live in Hawaii, you will receive a refund of your contributions.
Idaho	See “Your right to cancel within a certain number of days” under “Contract features and benefits”	If you reside in the state of Idaho, you may return your contract within 20 days from the date that you receive it and receive a refund of your initial contribution.
Illinois	See “Selecting an annuity payout option” under “Your annuity payout options” in “Accessing your money”	You can choose the date annuity payments are to begin, but it may not be earlier than twelve months from the contract date.
Maryland	Contract exchanges	Withdrawal charges will not apply if an eligible contract issued by us is exchanged for a Structured Capital Strategies® contract.
Massachusetts	See “Disability, terminal illness or confinement to nursing home” under “Withdrawal charge” in “Charges and expenses”	This section is deleted in its entirety.
New Hampshire	See “Disability, terminal illness, or confinement to a nursing home” under “Withdrawal charge” in “Charges and expenses”

Waiver (iii) regarding the definition of a nursing home is deleted, and replaced with the following:

You are confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care services, or qualified to receive approval of Medicare benefits, or (b) operated pursuant to law as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

• its main function is to provide skilled, intermediate, or custodial nursing care; • it provides continuous room and board;
• it is supervised by a registered nurse or licensed practical nurse;

• it keeps daily medical records of each patient; • it controls and records all medications dispenses; and • its primary service is other than to provide housing for residents.

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State	Features and benefits	Availability or variation
New Jersey	See “Owner and annuitant requirements” in “Contract features and benefits”	Joint owners or joint annuitants are not required to be spouses.

	See “Withdrawals treated as surrenders” under “Accessing your money”	We will not terminate a contract if there have been no contributions made during the last three completed contract years and the account value is less than $500.
North Dakota	See “Your right to cancel within a certain number of days” in “Contract features and benefits”	To exercise your cancellation right, you must return the certificate directly to our processing office within 20 days after you receive it.
Pennsylvania	Contributions	Your contract refers to contributions as premiums.
	Terminal illness	Your contract refers to “terminal illness” as “6-month life expectancy”.

	Required disclosure for Pennsylvania customers	Any person who knowingly and with intent to defraud any insurance company or other person files an application for insurance or statement of claim containing any materially false information or conceals for the purpose of misleading, information concerning any fact material thereto commits a fraudulent insurance act, which is a crime and subjects such person to criminal and civil penalties.
Rhode Island	See “Your right to cancel within a certain number of days” under “Contract features and benefits”	If you reside in the state of Rhode Island, you may return your contract within 20 days from the date that you receive it and receive a refund of your initial contribution.
South Dakota	See “Your right to cancel within a certain number of days” under “Contract features and benefits”	If you reside in the state of South Dakota, you may return your contract within 30 days from the date that you receive it and receive a refund of your initial contribution.
Texas	See “How you can purchase and contribute to your contract” in “Contract features and benefits”

In the third paragraph of this section, item (i) now reads: “(i) contributions under a Structured Capital Strategies® contract would then total more than $1,500,000.” The $2,500,000 limitation on the sum of all contributions under all our annuity accumulation contracts with the same owner or annuitant does not apply.

	See “Your right to cancel within a certain number of days” under “Contract features and benefits”	If you reside in the state of Texas, you may return your contract within 20 days from the date that you receive it and receive a refund of your initial contribution.
See “Disability, terminal illness or confinement to nursing home” in “Charges and expenses”

There is no 12 month waiting period following a contribution for the Six Month Life Expectancy Waiver. The withdrawal charge can be waived even if the condition begins within 12 months of the remittance of the contribution.

The first sentence in Waiver (iii) regarding the definition of a nursing home is deleted and replaced with the following: You are confined to a nursing home as verified by a licensed physician.

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State	Features and benefits	Availability or variation
Utah	See “Your right to cancel within a certain number of days” under “Contract features and benefits”	If you reside in the state of Utah, and you purchased your contract as a replacement, you may return your contract within 30 days from the date that you receive it.

	See “Transfers of ownership, collateral assignments, loans or borrowing” in “More information”	Unless restricted for tax purposes, your contract may be assigned.
Virginia	See “Charges and expenses” — Disability, terminal illness, or confinement to a nursing home”	The first sentence of the last paragraph of this section will now read as follows: We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions described in (i), (ii) or (iii) above existed at the time the contract was issued or if the condition began within 12 months of the contract issue date.
Washington	See “10% free withdrawal amount” under “Withdrawal charge” in “Charges and expenses”	The 10% free withdrawal amount applies to full surrenders.

	See “When to expect payments” in “Accessing your money”	For any payment upon surrender we defer more than 30 days, we will pay interest from the date we receive your surrender request to the date of payment.

	See “Disability, terminal illness, or confinement to nursing home” in “Charges and expenses”	The owner (or older joint owner, if applicable) has qualified to receive Social Security disability benefits as certified by the Social Security Administration or a statement from an independent U.S. licensed physician stating that the owner (or older joint owner, if applicable) meets the definition of total disability for at least 6 continuous months prior to the notice of claim. Such disability must be re-certified every 12 months.

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Appendix III: Segment Interim Value

We calculate the Segment Interim Value for each Segment on each Segment Business Day that falls between the Segment Start Date and Segment Maturity Date. The calculation is a formula designed to measure the fair value of your Segment Investment on the particular interim date, and is based on the downside protection provided by the Segment Buffer, the limit on participation in investment gain provided by the Performance Cap Rate, and an adjustment for the effect of a withdrawal prior to the Segment Maturity Date. The formula we use, in part, derives the fair value of hypothetical investments in fixed instruments and derivatives. These values provide us with protection from the risk that we will have to pay out account value related to a Segment prior to the Segment Maturity Date. The hypothetical put option provides us with a market value of the potential loss at Segment maturity, and the hypothetical call options provide us with a market value of the potential gain at Segment maturity. This formula provides a treatment for an early distribution that is designed to be consistent with how distributions at the end of a Segment are treated. We are not required to hold such investments in relation to Segments and may or may not choose to do so. You are not affected by the performance of any of our investments (or lack thereof) relating to Segments. The formula also includes an adjustment relating to the Cap Calculation Factor. This is a positive adjustment of the percentage of the estimated expenses corresponding to the portion of the Segment Duration that has not elapsed. Appendix III sets forth the actual calculation formula, an overview of the purposes and impacts of the calculation, and detailed descriptions of the specific inputs into the calculation. You should note that even if a corresponding Index has experienced positive growth, the calculation of your Segment Interim Value may result in an amount lower than your Segment Investment. We have included examples of calculations of Segment Interim Values under various hypothetical situations at the end of this Appendix.

Calculation Formula

Your Segment Interim Value is equal to the lesser of (A) or (B).

(A)	equals the sum of the following three components:

(1)	Fair Value of hypothetical Fixed Instruments; plus

(2)	Fair Value of hypothetical Derivatives; plus

(3)	Cap Calculation Factor.

(B)	equals the Segment Investment (or the most recent Annual Lock Anniversary Starting Amount for an Annual Lock Segment) multiplied by (1 + the Performance Cap Rate limiting factor).

If you elect the optional Return of Premium Death Benefit, a pro rata portion of the Return of Premium Death Benefit charge is also deducted from the lesser of these two values.

Overview of the Purposes and Impacts of the Calculation

Fair Value of Hypothetical Fixed Instruments.  The Segment Interim Value formula includes an element designed to compensate us for the fact that when we have to pay out account value related to a Segment before the Segment Maturity Date, we forgo the opportunity to earn interest on the Segment Investment from the date of withdrawal or surrender until the Segment Maturity Date. We accomplish this estimate by calculating the present value of the Segment Investment using an investment rate widely used in financial markets.

Fair Value of Hypothetical Derivatives.  For Standard Segments we use hypothetical put and call options that are designated for each Segment to estimate the market value, at the time the Segment Interim Value is calculated, of the risk of loss and the possibility of gain at the end of the Segment. This calculation reflects the value of the downside protection that would be provided at maturity by the Segment Buffer as well as the upper limit that would be placed on gains at maturity due to the Performance Cap Rate. For Annual Lock Segments, we use a hypothetical derivatives contract where the final payout equals the compounded Annual Lock Yearly Rate of Return (i.e., the Index Performance Rate for each successive Annual Lock Period, subject to the Performance Cap Rate and Segment Buffer), to estimate the market value of the Segment at the time the Segment Interim Value is calculated. This hypothetical derivatives contract reflects the value of the downside protection that would be provided at each Annual Lock Anniversary by the Segment Buffer as well as the upper limit that would be placed on gains at each Annual Lock Anniversary due to the Performance Cap Rate. For Step Up Segments, we use a hypothetical put and binary call option to estimate the market value, at the time the Segment Interim Value is calculated, of the risk of loss and the possibility of gain at the end of the Segment. This calculation reflects the downside protection that would be provided at maturity by the Segment Buffer as well as the potential upside payout at maturity equal to the Performance Cap Rate. For Dual Direction Segments, we use hypothetical put, call and binary put options to estimate the market value, at the time the Segment Interim Value is calculated, of the risk of loss and the possibility of gain at the end of the Segment. This calculation reflects the value of the downside protection that would be provided

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at maturity by the Segment Buffer as well as the upper limit that would be placed on gains at maturity due to the Performance Cap Rate. When valuing the hypothetical Derivatives as part of the Segment Interim Value calculation, we use inputs that are consistent with market prices that reflect the estimated cost of exiting the hypothetical Derivatives before Segment maturity. See the “Fair Value of Hypothetical Derivatives” in “Detailed Descriptions of Specific Inputs to the Calculation” below. Our fair market value methodology, including the market standard model we use to calculate the fair value of the hypothetical Derivatives for each particular Segment, may result in a fair value that is higher or lower than the fair value other methodologies and models would produce. Our fair value may also be higher or lower than the actual market price of the identical derivatives. As a result, the Segment Interim Value you receive may be higher or lower than what other methodologies and models would produce.

At the time the Segment Interim Value is determined, the Fair Value of Hypothetical Derivatives for Standard Segments is calculated using three different hypothetical options. These hypothetical options are designated for each Segment and are described in more detail later in this Appendix.

At-the-Money Standard Segment Call Option (strike price equals the index value at Segment inception).  For Standard Segments, the potential for gain is estimated using the value of this hypothetical option.

Out-of-the-Money Call Option (strike price equals the index increased by the Performance Cap Rate).  The potential for gain in excess of the Performance Cap Rate is estimated using the value of this hypothetical option.

•

For Standard Segments, the net amount of the At-the-Money Standard Segment Call Option less the value of the Out-of-the-Money Call Option is an estimate of the market value of the possibility of gain at the end of the Segment as limited by the Performance Cap Rate.

Out-of-the-Money Put Option (strike price equals the index decreased by the Segment Buffer).  The risk of loss is estimated using the value of this hypothetical option.

•

It is important to note that this put option value will almost always reduce the principal you receive, even where the Index is higher at the time of the withdrawal than at the time of the original investment. This is because the risk that the Index could have been lower at the end of a Segment is present to some extent whether or not the Index has increased at the earlier point in time that the Segment Interim Value is calculated.

At the time the Segment Interim Value is determined, the Fair Value of Hypothetical Derivatives for Step Up Segments is calculated using two different hypothetical options. These hypothetical options are designated for each Step Up Segment and are described in more detail later in this Appendix.

At-the-Money Binary Call Option (strike price equals the index value at Segment inception).  For Step Up Segments, the potential gain is estimated using the value of this hypothetical option.

Out-of-the-Money Put Option (strike price equals the index decreased by the Segment Buffer).  The risk of loss is estimated using the value of this hypothetical option.

•

It is important to note that this put option value will almost always reduce the principal you receive, even where the Index is higher at the time of the withdrawal than at the time of the original investment. This is because the risk that the Index could have been lower at the end of a Segment is present to some extent whether or not the Index has increased at the earlier point in time that the Segment Interim Value is calculated.

At the time the Segment Interim Value is determined, the Fair Value of Hypothetical Derivatives for Dual Direction Segments is calculated using several different hypothetical options. These hypothetical options are designated for each Dual Direction Segment and are described in more detail below.

At-the-Money Call Option (strike price equals the index value at Segment inception).  For Dual Direction Segments, the potential for gain in an up market is estimated using the value of this hypothetical option.

Out-of-the-Money Call Option (strike price equals the index increased by the Performance Cap Rate).  The risk of loss is estimated using the value of this hypothetical option.

•

For Dual Direction Segments, the net amount of the At-the-Money Call Option less the value of the Out-of-the-Money Call Option is an estimate of the market value of the possibility of gain at the end of the Segment in an up market as limited by the Performance Cap Rate.

At the Money Put Option (strike price equals index value at Segment inception).  The potential for gain in a down market is estimated using the value of this hypothetical option.

Out-of-the-Money Put Option (strike price equals the index decreased by the Segment Buffer).  The risk of loss in a down market in excess of the Buffer is estimated using the value of this hypothetical option. Dual Direction Segments use two of these options.

•

For Dual Direction Segments, the net amount of the At-the-Money Put Option less the value of one of the Out-of-the-Money Put Options is an estimate of the market value of the possibility of gain at the end of the Segment in a down market limited by the Buffer.

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Out-of-the-Money Binary Put Option (strike price equals index value at Segment inception minus Segment Buffer).  The risk of loss in a down market in excess of the Buffer is estimated using the value of this hypothetical option.

•

For Dual Direction Segments, the other Out-of-the-Money Put Option combined with the Out-of-the-Money Binary Put Option is an estimate of the market value of the possibility of loss at the end of the Segment in a down market in excess of the Buffer.

•

It is important to note that the put option value and binary put option value will almost always reduce the principal you receive, even where the Index is higher at the time of the withdrawal than at the time of the original investment. This is because the risk that the Index could have been lower at the end of a Segment is present to some extent whether or not the Index has increased at the earlier point in time that the Segment Interim Value is calculated.

Cap Calculation Factor.  In setting the Performance Cap Rate, we take into account that we incur expenses in connection with a contract, including insurance and administrative expenses. The Segment Interim Value formula includes item (A)(3) above, the Cap Calculation Factor, which is designed to reflect the fact that we will not incur those expenses for the entire duration of the Segment if you withdraw your investment prior to the Segment Maturity Date. Therefore, the Cap Calculation Factor is always positive and declines during the course of the Segment.

Performance Cap Rate limiting factor.  The formula provides that the Segment Interim Value is never greater than (B) above, which is the portion of the Performance Cap Rate corresponding to the portion of the Segment Duration that has elapsed. This limitation is imposed to discourage owners from withdrawing from a Segment before the Segment Maturity Date where there may have been significant increases in the relevant Index early in the Segment Duration (or Annual Lock Period). Although the Performance Cap Rate limiting factor pro-rates the upside potential on amounts withdrawn early, there is no similar adjustment to pro-rate the downside protection. This means, if you surrender or cancel your contract, die or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date (or each Annual Lock Anniversary), and any upside performance will be limited to a percentage lower than the Performance Cap Rate.

Detailed Descriptions of Specific Inputs to the Calculation

(A)(1) Fair Value of Hypothetical Fixed Instruments.  The Fair Value of Hypothetical Fixed Instruments in a Segment is currently based on the investment rate associated with the Segment’s remaining time to maturity. Investment rates are interest rates associated with investment grade fixed income instruments which can be used to back the Segment. The investment rate will seek to approximate the bond yields which are used in the fixed instrument strategy (e.g., pricing, hedging) for this product. The investment rate will be determined based on an investment grade index selected to approximately correspond to the quality profile of bonds used in the fixed instrument strategy for this product. To apply the investment grade index values to the Fair Value of Hypothetical Fixed Instruments component of Segment Interim Value calculation, the spread over risk-free rates for selected investment grade index maturity points will be added to the risk-free rates used in other components of the Segment Interim Value calculation.

The Fair Value of Hypothetical Fixed Instruments is defined as its present value, as expressed in the following formula:

(Segment Investment)/(1 + rate)(time to maturity)

The Company’s decision to use investment rates, which are generally higher than swap rates, to calculate the Fair Value of Hypothetical Instruments component of the Segment Interim Value will result in a lower value for that component relative to using swap rates to calculate that component and, all other things being equal, will result in a lower recalculated Segment Investment if a partial withdrawal is taken from a Segment or a lower withdrawal amount if a full withdrawal is taken from a Segment. The time to maturity is expressed as a fraction, in which the numerator is the number of days remaining in the Segment Duration and the denominator is the average number of days in each year of the Segment Duration for that Segment.

(A)(2) Fair Value of Hypothetical Derivatives.   We utilize a fair market value methodology to determine the Fair Value of Hypothetical Derivatives.

For each Standard Segment, we designate and value three hypothetical options, each of which is tied to the performance of the Index underlying the Segment in which you are invested. For Standard Segments, these are: (1) the At-the-Money Standard Segment Call Option, (2) the Out-of-the-Money Call Option and (3) the Out-of-the-Money Put Option. At Segment maturity, the Put Option is designed to value the loss below the buffer, while the call options are designed to provide gains up to the Performance Cap Rate. These options are described in more detail below. For each Annual Lock Segment, we designate and value a hypothetical derivatives contract which is tied to the compounded performance of the Index underlying the Segment in which you are invested.

For each Step Up Segment, we designate and value two hypothetical options, each of which is tied to the performance of the Index underlying the Segment in which you are invested. For Step Up Segments, these are: (1) the At-the-Money Binary Call Option and (2) the Out-of-the-Money Put Option. At Segment maturity, the binary call option is designed to provide gains equal to the Performance Cap Rate while the put option is designed to value the loss below the buffer.

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For each Dual Direction Segment, we designate and value several hypothetical options, each of which is tied to the performance of the Index underlying the Segment in which you are invested. For Dual Direction Segments, these are: (1) the At-the-Money Call Option, (2) Out-of-the-Money Call Option, (3) At-the-Money Put Option, (4) two Out-of-the-Money Put Options and (5) Out-of-the-Money Binary Put Option. At Segment maturity, these hypothetical options are designated to value gains up to the Performance Cap Rate in an up market and down to the Buffer in a down market, as well as, value losses below the Segment Buffer.

In addition to the inputs discussed above, the Fair Value of Hypothetical Derivatives is also affected by the time remaining until the Segment Maturity Date (or each remaining Annual Lock Anniversary). More information about the designated hypothetical options is set forth below:

(1)

At-the-Money Standard Segment Call Option:  This is an option to buy a position in the relevant Index equal to the Segment Investment on the scheduled Segment Maturity Date, at the price of the Index on the Segment Start Date. At any time during the Segment Duration, the fair value of the Standard Segment At-the-Money Call Option represents the market value of the potential to receive an amount in excess of the Segment Investment on the Segment Maturity Date equal to the percentage growth in the Index between the Segment Start Date and the Segment Maturity Date, multiplied by the Segment Investment.

(2)

Out-of-the-Money Call Option:  This is an option to sell a position in the relevant Index equal to the Segment Investment on the scheduled Segment Maturity Date, at the price of the Index on the Segment Start Date increased by a percentage equal to the Performance Cap Rate. At any time during the Segment Duration, the fair value of the Out-of-the-Money Call Option represents the market value of the potential to receive an amount in excess of the Segment Investment equal to the percentage growth in the Index between the Segment Start Date and the Segment Maturity Date in excess of the Performance Cap Rate, multiplied by the Segment Investment. The value of this option is used to offset the value of the At-the-Money Standard Segment Call Option (for Standard Segments), thus recognizing in the Interim Segment Value a ceiling on gains at Segment maturity imposed by the Performance Cap Rate.

(3)

Out-of-the-Money Put Option:  This is an option to sell a position in the relevant Index equal to the Segment Investment on the scheduled Segment Maturity Date, at the price of the Index on the Segment Start Date decreased by a percentage equal to the Segment Buffer. At any time during the Segment Duration, the fair value of the Out-of-the-Money Put Option represents the market value of the potential to receive an amount equal to the excess of the negative return of the Index between the Segment Start Date and the Segment Maturity Date beyond the Segment Buffer, multiplied by the Segment Investment. The value of this option reduces the Interim Segment Value, as it reflects losses that may be incurred in excess of the Segment Buffer at Segment maturity.

For Standard Segments, the Fair Value of Derivatives is equal to (1) minus (2) minus (3), as defined above.

(1)

At-the-Money Binary Call Option:  This is an option to receive the Performance Cap Rate on the scheduled Segment Maturity Date, if the index price is at or higher than the index price on the Segment Start Date. At any time during the Segment Duration, the fair value of the At-the-Money Binary Call Option represents the market value of the potential to receive the Performance Cap Rate on the Segment Maturity Date, multiplied by the Segment Investment.

(2)

Out-of-the-Money Put Option:  This is an option to sell a position in the relevant Index equal to the Segment Investment on the scheduled Segment Maturity Date, at the price of the Index on the Segment Start Date decreased by a percentage equal to the Segment Buffer. At any time during the Segment Duration, the fair value of the Out-of-the-Money Put Option represents the market value of the potential to receive an amount equal to the excess of the negative return of the Index between the Segment Start Date and the Segment Maturity Date beyond the Segment Buffer, multiplied by the Segment Investment. The value of this option reduces the Interim Segment Value, as it reflects losses that may be incurred in excess of the Segment Buffer at Segment maturity.

For Step Up Segments, the Fair Value of Derivatives is equal to (1) minus (2), as defined above.

(1)

At-the-Money Call Option:  This is an option to buy a position in the relevant Index equal to the Segment Investment on the scheduled Segment Maturity Date, at the price of the Index on the Segment Start Date. At any time during the Segment Duration, the fair value of the At-the-Money Call Option represents the market value of the potential to receive an amount in excess of the Segment Investment on the Segment Maturity Date equal to the percentage growth in the Index between the Segment Start Date and the Segment Maturity Date, multiplied by the Segment Investment.

(2)

Out-of-the-Money Call Option:  This is an option to buy a position in the relevant Index equal to the Segment Investment on the scheduled Segment Maturity Date, at the price of the Index on the Segment Start Date increased by a percentage equal to the Performance Cap Rate. At any time during the Segment Duration, the fair value of the Out-of-the-Money Call Option represents the market value of the potential to receive an amount in excess of the Segment Investment equal to the percentage growth in the Index between the Segment Start Date and the Segment Maturity Date in excess of the Performance Cap Rate, multiplied by the Segment Investment. The value of this option is used to offset the value of the At-the-Money Call Option, thus recognizing in the Interim Segment Value a ceiling on gains at Segment maturity imposed by the Performance Cap Rate.

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(3)

At-the-Money Put Option:  This is an option to sell a position in the relevant Index equal to the Segment Investment on the scheduled Segment Maturity Date, at the price of the Index on the Segment Start Date. At any time during the Segment Duration, the fair value of the At-the-Money Put Option represents the market value of the potential to receive an amount equal to the negative return of the Index between the Segment Start Date and the Segment Maturity Date, multiplied by the Segment Investment.

(4)

Out-of-the-Money Put Option (Dual Direction Segments use two of these options):  This is an option to sell a position in the relevant Index equal to the Segment Investment on the scheduled Segment Maturity Date, at the price of the Index on the Segment Start Date decreased by a percentage equal to the Segment Buffer. At any time during the Segment Duration, the fair value of the Out-of-the Money Put Option represents the market value of the potential to receive an amount equal to the excess of the negative return of the Index between the Segment Start Date and the Segment Maturity Date beyond the Segment Buffer, multiplied by the Segment Investment. The value of one Out-of-the-Money Put option is used to offset the value of the At-the-Money Put Option, and the value of the other Out-of-the-Money Put Option is used to value the potential losses that may be incurred in excess of the Segment Buffer at Segment maturity.

(5)

Out-of-the-Money Binary Put Option:  This is a requirement to pay the absolute value of the Segment Buffer multiplied by the Segment Investment on the scheduled Segment Maturity Date, if the index price is lower than the index price on the Segment Start Date decreased by a percentage equal to the Segment Buffer. At any time during the Segment Duration, the fair value of the Out-of-the-Money Binary Put Option represents the market value of the potential to receive the absolute value of the Segment Buffer multiplied by the Segment Investment on the Segment Maturity Date.

For Dual Direction Segments, the Fair Value of Derivatives is equal to (1) minus (2) plus (3) minus (4) minus (5), as defined above.

We determine the fair value of each of the applicable designated hypothetical options for a Standard Segment, Step Up Segment or Dual Direction Segment using a market standard model for valuing a European option on the Index, assuming a continuous dividend yield or net convenience value, with inputs that are consistent with market prices that reflect the estimated cost of exiting the hypothetical Derivatives prior to Segment maturity (e.g., the estimated ask price). If we did not take into account the estimated exit price, your Segment Interim Value would be greater. In addition, the estimated fair value price used in the Segment Interim Value calculation may vary higher or lower from other estimated prices and from what the actual selling price of identical derivatives would be at any time during each Segment. If our estimated fair value price is lower than the price under other fair market estimates or for actual transactions, then your Segment Interim Value will be less than if we used those other prices when calculating your Segment Interim Value. Any variance between our estimated fair value price and other estimated or actual prices may be different from Segment Type to Segment Type and may also change from day to day. Each hypothetical option has a notional value on the Segment Start Date equal to the Segment Investment on that date. The notional value is the price of the underlying Index at the inception of the contract. In the event that a number of options, or a fractional number of options, are being valued, the notional value would be the number of hypothetical options multiplied by the price of the Index at inception. For an Annual Lock Segment we determine the fair value of the hypothetical derivatives contract tied to the compounded performance of the Index underlying the Annual Lock Segment using a market standard model for valuing an extended exotic option that periodically settles and resets in strike price on the Index using the assumptions, inputs and values discussed above but applied to the hypothetical derivatives contract instead of the hypothetical options.

We use the following model inputs:

(1)

Implied Volatility of the Index — This input varies with (i) how much time remains until the Segment Maturity Date of the Segment, which is determined by using an expiration date for the designated option that corresponds to that time remaining and (ii) the relationship between the strike price of that option and the level of the Index at the time of the calculation (including the potential for resets each Annual Lock Period).

This relationship is referred to as the “moneyness” of the option described above, and is calculated as the ratio of current price to the strike price. Direct market data for these inputs for any given early distribution are generally not available, because options on the Index that actually trade in the market have specific maturity dates and moneyness values that are unlikely to correspond precisely to the Segment Maturity Date (or remaining Annual Lock Periods) and moneyness of the designated option that we use for purposes of the calculation.

Accordingly, we use the following method to estimate the implied volatility of the Index. We use daily quotes of implied volatility from independent third-parties using the model described above and based on the market prices for certain options. Specifically, implied volatility quotes are obtained for options with the closest maturities above and below the actual time remaining in the Segment at the time of the calculation and, for each maturity, for those options having the closest moneyness value above and below the actual moneyness of the designated option, given the level of the Index at the time of the calculation. In calculating the Segment Interim Value, we will derive a volatility input for your Segment’s time to maturity (including each remaining Annual Lock Period time to maturity) and strike price by linearly interpolating between the implied volatility quotes that are based on the actual adjacent maturities and moneyness values described above, as follows:

(a)

We first determine the implied volatility of an option that has the same moneyness as the designated option but with the closest available time to maturity shorter than your Segment’s remaining time to maturity (including each

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remaining Annual Lock Period time to maturity). This volatility is derived by linearly interpolating between the implied volatilities of options having the times to the applicable maturity that are above and below the moneyness value of the hypothetical option.

(b)

We then determine the implied volatility of an option that has the same moneyness as the designated option but with the closest available time to maturity longer than your Segment’s remaining time to the applicable maturity (including each remaining Annual Lock Period time to maturity). This volatility is derived by linearly interpolating between the implied volatilities of options having the times to maturity that are above and below the moneyness value of the designated option.

(c)

The volatility input for your Segment’s time to maturity (including each remaining Annual Lock Period time to maturity) will then be determined by linearly interpolating between the volatilities derived in steps (a) and (b).

(2)

Swap Rate — We use key derivative swap rates obtained from information provided by independent third-parties which are recognized financial reporting vendors. Swap rates are obtained for maturities adjacent to the actual time remaining in the Segment at the time of the early distribution. We use linear interpolation to derive the exact remaining duration rate needed as the input.

(3)

Index Dividend Yield — On a daily basis, we use the projected annual dividend yield across the entire Index obtained from information provided by independent third-party financial institutions. This value is a widely used assumption and is readily available from recognized financial reporting vendors.

Generally, a put option has an inverse relationship with its underlying Index, while a call option has a direct relationship. In addition to the inputs discussed above, the Fair Value of Derivatives is also affected by the time to the Segment Maturity Date (including each Annual Lock Period remaining to maturity).

(A)(3) Cap Calculation Factor.  In setting the Performance Cap Rate, we take into account that we incur expenses in connection with a contract, including insurance and administrative expenses. If you withdraw your investment prior to the Segment Maturity Date, we will not incur expenses for the entire duration of the Segment. Therefore, we provide a positive adjustment as part of the calculation of Segment Interim Value, which we call the Cap Calculation Factor. The Cap Calculation Factor represents a return of estimated expenses for the portion of the Segment Duration that has not elapsed. For example, if the estimated expenses for a one year Segment are calculated by us to be $10, then at the end of 146 days (with 219 days remaining in the Segment), the Cap Calculation Factor would be $6, because $10 x 219/365 = $6. A Segment is not a variable investment option with an underlying portfolio, and therefore the percentages we use in setting the performance caps do not reflect a daily charge against assets held on your behalf in a separate account.

(B) Pro Rata Share of Performance Cap Rate.  In setting the Performance Cap Rate, we assume that you are going to hold the Segment for the entire Segment Duration. If you hold a Segment until its Segment Maturity Date, the Segment Return will be calculated subject to the Performance Cap Rate. For Standard, Step Up and Dual Direction Segments, prior to the Segment Maturity Date, your Segment Interim Value will be limited by the portion of the Performance Cap Rate corresponding to the portion of the Segment Duration that has elapsed. For example, if the Performance Cap Rate for a one-year Standard Segment is 10%, then at the end of 146 days, the Pro Rata Share of the Performance Cap Rate would be 4%, because 10% x 146/365 = 4%; as a result, the Segment Interim Value at the end of the 146 days could not exceed 104% of the Segment Investment. Likewise, if the Performance Cap Rate for a 6-year Standard Segment is 40%, then at the end of 1096 days, the Pro Rata Share of the Performance Cap Rate would be 20%, because 40% x 1096/2192 = 20%; as a result, the Segment Interim Value and the end of 1096 days could not exceed 120% of the Segment Investment. For Annual Lock Segments, prior to the Segment Maturity Date, your Segment Interim Value will be limited by the portion of the Performance Cap Rate corresponding to the portion of the current Annual Lock Period that has elapsed. For example, if the Performance Cap Rate for a 6-year Annual Lock Segment is 10%, then at the end of 73 days in the third Annual Lock Period, the Pro Rata Share of the Performance Cap Rate would be 2%, because 10% x 73/365 = 2%; as a result, the Segment Interim Value at the end of the 73 days in the third Annual Lock Period could not exceed 102% of the third Annual Lock Anniversary Starting Amount.

Examples: Segment Interim Value — Standard Segments

Item	6-Year Segment	6-Year Segment
Segment Duration (in months)	72	72
Valuation Date (Months since Segment Start Date)	9	69
Segment Investment	$1,000	$1,000
Segment Buffer	-30%	-30%
Performance Cap Rate	40%	40%
Time to Maturity (in months)	63	3

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Item	6-Year Segment	6-Year Segment
Assuming the change in the Index Value is -40% (for example from 100.00 to 60.00)
Fair Value of Hypothetical Fixed Instrument	$911.44	$998.05
Fair Value of Hypothetical Derivatives	$194.69	-$107.04
Cap Calculation Factor	$105.04	$4.99
Sum of above	$821.79	$896.00
Segment Investment multiplied by prorated Performance Cap Rate	$1,049.63	$1,381.59
Segment Interim Value	$821.79	$896.00
Assuming the change in the Index Value is -10% (for example from 100.00 to 90.00)
Fair Value of Hypothetical Fixed Instrument	$911.44	$998.05
Fair Value of Hypothetical Derivatives	-$49.22	$2.26
Cap Calculation Factor	$105.04	$4.99
Sum of above	$967.26	$1,005.30
Segment Investment multiplied by prorated Performance Cap Rate	$1,043.63	$1,381.59
Segment Interim Value	$967.26	$1,005.30
Assuming the change in the Index Value is 10% (for example from 100.00 to 110.00)
Fair Value of Hypothetical Fixed Instrument	$911.44	$998.05
Fair Value of Hypothetical Derivatives	$34.02	$101.32
Cap Calculation Factor	$105.04	$4.99
Sum of above	$1,050.50	$1,104.36
Segment Investment multiplied by prorated Performance Cap Rate	$1,049.63	$1,381.59
Segment Interim Value	$1,049.63	$1,104.36
Assuming the change in the Index Value is 40% (for example from 100.00 to 140.00)
Fair Value of Hypothetical Fixed Instrument	$911.44	$998.05
Fair Value of Hypothetical Derivatives	$139.53	$338.87
Cap Calculation Factor	$105.04	$4.99
Sum of above	$1,156.02	$1,341.90
Segment Investment multiplied by prorated Performance Cap Rate	$1,049.63	$1,3813.59
Segment Interim Value	$1,049.63	$1,341.90

The input values to the market standard model that have been utilized to generate the hypothetical examples above are as follows:

(1)	Implied volatilities: ATM call 17.82%, OTM call 19.98%, OTM put 24.4%.
(2)	Bond yield corresponding to remainder of Segment term is assumed 1.78% (63 months to maturity) and 0.79% (3 months to maturity).
(3)	Swap rate corresponding to remainder of Segment term is 1.16% (63 months to maturity) and 0.69% (3 months to maturity).
(4)	Index dividend yield is 2.18% annually.
(5)	One-half estimated Bid-Ask Spread of 15 bps.

Examples: Effect of Withdrawals on Segment Interim Value — Standard Segments

Item	6-Year Segment
Segment Duration (in months)	72
Valuation Date (Months since Segment Start Date)	9
Segment Investment	$1,000
Segment Buffer	-30%
Performance Cap Rate	40%
Time to Maturity (in months)	63
Amount Withdrawn(1)	$100

III-7

Item	6-Year Segment
Assuming the change in the Index Value is -40% (for example from 100.00 to 60.00)
Segment Interim Value(2)	$821.79
Percent Withdrawn(3)	12.17%
New Segment Investment(4)	$878.31
New Segment Interim Value(5)	$721.79
Assuming the change in the Index Value is -10% (for example from 100.00 to 90.00)
Segment Interim Value(2)	$967.26
Percent Withdrawn(3)	10.34%
New Segment Investment(4)	$896.62
New Segment Interim Value(5)	$867.26
Assuming the change in the Index Value is 10% (for example from 100.00 to 110.00)
Segment Interim Value(2)	$1,049.63
Percent Withdrawn(3)	9.53%
New Segment Investment(4)	$904.73
New Segment Interim Value(5)	$949.63
Assuming the change in the Index Value is 40% (for example from 100.00 to 140.00)
Segment Interim Value(2)	$1,049.63
Percent Withdrawn(3)	9.53%
New Segment Investment(4)	$904.73
New Segment Interim Value(5)	$949.63

(1)	Amount withdrawn is net of applicable withdrawal charge.
(2)	Segment Interim Value immediately before withdrawal.
(3)	Percent Withdrawn is equal to Amount Withdrawn divided by Segment Interim Value.
(4)	New Segment Investment is equal to the original Segment Investment ($1,000) multiplied by (1 – Percent Withdrawn).
(5)

New Segment Interim Value is equal to the calculated Segment Interim Value based on the new Segment Investment. It will also be equal to the Segment Interim Value multiplied by (1 – Percent Withdrawn).

Example: Segment Interim Value — Annual Lock Segments

Item	6-Year Segment
Segment Duration (in months)	72
Valuation Date	Annual Lock Anniversary
Segment Investment	$1,000
Segment Buffer	-10%
Performance Cap Rate	10%
Time to Maturity (in months)	60

Item	6-Year Segment
Assuming the change in the Index Value during the first Annual Lock Period the SIV calculation is occurring is 13% (for example from 100.00 to 113.00)
Fair Value of Hypothetical Fixed Instrument	$891.72
Fair Value of Hypothetical Derivatives	$132.09
Cap Calculation Factor	$61.50
Sum of above	$1,085.31
Annual Lock Anniversary Starting Amount multiplied by prorated Performance Cap Rate	$1,100.00
Segment Interim Value	$1,085.31

The input values to the market standard model that have been utilized to generate the hypothetical examples above are as follows:

(1)	Implied volatility surface used for calibration of pricing model.
(2)	Investment rate corresponding to remainder of Segment term is 2.44%.
(3)	Swap rate corresponding to remainder of Segment term is 1.68%.
(4)	Index dividend yield is 1.70%.
(5)	One-half estimated Bid-Ask Spread of 112.5 bps.

III-8

Examples: Effect of Withdrawals on Segment Interim Value, Segment Investment and Annual Lock Anniversary Starting Amount — Annual Lock Segments

Item	1st Annual Lock Anniversary	2nd Annual Lock Anniversary	Withdrawal Occurs
Segment Duration (in months)	72	72	72
Valuation Date (Months since Segment Start Date)	12	24	30
Segment Investment	$1,000	$1,000	$1,000
Segment Buffer	-10%	-10%	-10%
Performance Cap Rate	10%	10%	10%
Time to Maturity (in months)	60	48	42
Amount Withdrawn(1)	$0	$0	$110
Change in Index Value	+13%	-5%	+2%
Segment Interim Value			$1,100.00(2)
Annual Lock Anniversary Starting Amount	$1,100.00	$1,100.00
Percent Withdrawn(3)			10.00%
New Segment Investment(4)			$900.00
New Segment Interim Value(5)			$990.00
New Annual Lock Anniversary Starting Amount	$990.00	$990.00

(1)	Amount withdrawn is net of applicable withdrawal charge.
(2)	Value immediately before withdrawal.
(3)	Percent Withdrawn is equal to Amount Withdrawn divided by Segment Interim Value.
(4)	New Segment Investment is equal to the original Segment Investment ($1,000) multiplied by (1 – Percent Withdrawn).
(5)

New Segment Interim Value is equal to the calculated Segment Interim Value based on the new Segment Investment. It will also be equal to the Segment Interim Value multiplied by (1 – Percent Withdrawn).

Example: Segment Interim Value — Step Up Segments

Item	1-Year Segment	1-Year Segment
Segment Duration (in months)	12	12
Valuation Date (months since Segment Start Date)	3	9
Segment Investment	$1,000	$1,000
Segment Buffer	-10%	-10%
Performance Cap Rate	6%	6%
Time to Maturity (in months)	9	3
Assuming the change in the Index Value is 10% (for example from 100.00 to 110.00)
Fair Value of Hypothetical Fixed Instrument	$989.66	$997.28
Fair Value of Hypothetical Derivatives	$30.66	$47.80
Cap Calculation Factor	$15.00	$5.00
Sum of above	$1,035.31	$1,050.08
Segment Investment multiplied by prorated Performance Cap Rate	$1,015.00	$1,045.00
Segment Interim Value	$1,015.00	$1,045.00

Assuming the change in the Index Value is -10% (for example from 100.00 to 90.00)
Fair Value of Hypothetical Fixed Instrument	$989.66	$997.28
Fair Value of Hypothetical Derivatives	-$48.39	-$28.90
Cap Calculation Factor	$15.00	$5.00
Sum of above	$956.27	$973.39
Segment Investment multiplied by prorated Performance Cap Rate	$1,015.00	$1,045.00
Segment Interim Value	$956.27	$973.39

III-9

The input values to the market standard model that have been utilized to generate the hypothetical examples above are as follows:

(1)	Implied volatility of 19.1% is assumed.
(2)	Investment rate corresponding to remainder of Segment term is 1.39% (9 months to maturity) and 1.09% (3 months to maturity).
(3)	Swap rate corresponding to remainder of Segment term is assumed 0.99% (9 months to maturity) and 0.69% (3 months to maturity).
(4)	Index dividend yield is 1.95% annually.
(5)	One-half estimated Bid-Ask Spread of 0.30 bps.

Examples: Effect of Withdrawals on Segment Interim Value — Step Up Segments

Item	1-Year Segment	1-Year Segment
Segment Duration (in months)	12	12
Valuation Date (Months since Segment Start Date)	3	9
Segment Investment	$1,000	$1,000
Segment Buffer	-10%	-10%
Performance Cap Rate	6%	6%
Time to Maturity (in months)	9	3
Amount Withdrawn(1)	$100	$100
Assuming the change in the Index Value is 10% (for example from 100.00 to 110.00)
Segment Interim Value(2)	$1,045.00	$1,015.00
Percent Withdrawn(3)	9.57%	9.85%
New Segment Investment(4)	$904.31	$901.48
New Segment Interim Value(5)	$945.00	$915.00
Assuming the change in the Index Value is -10% (for example from 100.00 to 90.00)
Segment Interim Value(2)	$973.39	$956.27
Percent Withdrawn(3)	10.27%	10.46%
New Segment Investment(4)	$897.27	$895.43
New Segment Interim Value(5)	$873.39	$856.27

(1)	Amount withdrawn is net of applicable withdrawal charge.
(2)	Segment Interim Value immediately before withdrawal.
(3)	Percent Withdrawn is equal to Amount Withdrawn divided by Segment Interim Value.
(4)	New Segment Investment is equal to the original Segment Investment ($1,000) multiplied by (1 – Percent Withdrawn).
(5)

New Segment Interim Value is equal to the calculated Segment Interim Value based on the new Segment Investment. It will also be equal to the Segment Interim Value multiplied by (1 – Percent Withdrawn).

Example: Segment Interim Value — Dual Direction Segments

Item	6-Year Segment	6-Year Segment
Segment Duration (in months)	72	72
Valuation Date (months since Segment Start Date)	9	69
Segment Investment	$1,000	$1,000
Segment Buffer	-10%	-10%
Performance Cap Rate	90%	90%
Time to Maturity (in months)	63	3
Assuming the change in the Index Value is 40% (for example from 100.00 to 140.00)
Fair Value of Hypothetical Fixed Instrument	$883.52	$988,.05
Fair Value of Hypothetical Derivatives	$255.05	$389.82
Cap Calculation Factor	$105.04	$4.99
Sum of above	$1,243.61	$1,392.86
Segment Investment multiplied by prorated Performance Cap Rate	$1,112.46	$1,862.16
Segment Interim Value	$1,112.46	$1,392.86

III-10

Item	6-Year Segment	6-Year Segment
Assuming the change in the Index Value is -5% (for example from 100.00 to 95.00)
Fair Value of Hypothetical Fixed Instrument	$883.52	$988,.05
Fair Value of Hypothetical Derivatives	-$16.13	$17.03
Cap Calculation Factor	$105.04	$4.99
Sum of above	$972.44	$1,020.06
Segment Investment multiplied by prorated Performance Cap Rate	$1,112.46	$1,862.16
Segment Interim Value	$972.44	$1,020.06
Assuming the change in the Index Value is -15% (for example from 100.00 to 85.00)
Fair Value of Hypothetical Fixed Instrument	$883.52	$988,.05
Fair Value of Hypothetical Derivatives	-$89.04	-$57.62
Cap Calculation Factor	$105.04	$4.99
Sum of above	$899.53	$945.42
Segment Investment multiplied by prorated Performance Cap Rate	$1,112.46	$1,862.16
Segment Interim Value	$899.53	$945.42

The input values to the market standard model that have been utilized to generate the hypothetical examples above are as follows:

(1)	Implied volatility of 24% is assumed.
(2)	Investment rate corresponding to remainder of Segment term is 2.39% (63 months to maturity) and 0.79% (3 months to maturity).
(3)	Swap rate corresponding to remainder of Segment term is assumed 1.64% (63 months to maturity) and 0.69% (3 months to maturity).
(4)	Skewness of -26.5% is assumed.
(5)	Index divided yield is 1.95% annually.
(6)	One-Half estimated Bid-Ask Spread of 50 bps.

Example: Effect of Withdrawals on Segment Interim Value — Dual Direction Segments

Item	6-Year Segment	6-Year Segment
Segment Duration (in months)	72	72
Valuation Date (months since Segment Start Date)	9	69
Segment Investment	$1,000	$1,000
Segment Buffer	-10%	-10%
Performance Cap Rate	90%	90%
Time to Maturity (in months)	63	3
Amount Withdrawn(1)	$100	$100
Assuming the change in the Index Value is 40% (for example from 100.00 to 140.00)
Segment Interim Value(2)	$1,112.46	$1,392.86
Percent Withdrawn(3)	8.99%	7.18%
New Segment Investment(4)	$910.11	$923.21
New Segment Interim Value(5)	$1,012.46	$1,292.86
Assuming the change in the Index Value is -5% (for example from 100.00 to 95.00)
Segment Interim Value(2)	$972.44	$1,020.06
Percent Withdrawn(3)	10.28%	9.80%
New Segment Investment(4)	$897.17	$901.97
New Segment Interim Value(5)	$872.44	$920.06

III-11

Item	6-Year Segment	6-Year Segment
Assuming the change in the Index Value is -15% (for example from 100.00 to 85.00)
Segment Interim Value(2)	$883.53	$945.42
Percent Withdrawn(3)	11.13%	10.58%
New Segment Investment(4)	$888.83	$894.23
New Segment Interim Value(5)	$799.53	$845.42

(1)	Amount withdrawn is net of applicable withdrawal charge.
(2)	Segment Interim Value immediately before withdrawal.
(3)	Percent Withdrawn is equal to Amount Withdrawn divided by Segment Interim Value.
(4)	New Segment Investment is equal to the original Segment Investment ($1,000) multiplied by (1 – Percent Withdrawn).
(5)

New Segment Interim Value is equal to the calculated Segment Interim Value based on the new Segment Investment. It will also be equal to the Segment Interim Value multiplied by (1 – Percent Withdrawn).

III-12

Appendix IV: Index Publishers

The Structured Investment Option of the Structured Capital Strategies® contract tracks certain Securities Indices and Index Funds that are published by third parties. The Company uses these Securities Indices and Index Funds under license from the Indices’ and Index Funds respective publishers. The following information about the Indices and Index Funds is included in this Prospectus in accordance with the Company’s license agreements with the publishers of the Indices and Index Funds:

S&P Dow Jones Indices LLC requires that the following disclaimer be included in the Prospectus:

The S&P 500 Price Return Index (the “Index”) is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by the Company. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Company. The Structured Capital Strategies® contract is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Structured Capital Strategies® contract or any member of the public regarding the advisability of investing in securities generally or in the Structured Capital Strategies® contract particularly or the ability of the Indexes to track general market performance. S&P Dow Jones Indices’ only relationship to the Company with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to the Company or the Structured Capital Strategies® contract. S&P Dow Jones Indices have no obligation to take the needs of the Company or the owners of the Structured Capital Strategies® contract into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Structured Capital Strategies® contract or the timing of the issuance or sale of such contract or in the determination or calculation of the equation by which such contract is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Company’s products. There is no assurance that investment products based on the Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE COMPANY, OWNERS OF THE STRUCTURED CAPITAL STRATEGIES® CONTRACT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE COMPANY, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

The name “S&P 500 Price Return Index” is a trademark of Standard & Poor’s and has been licensed for use by the Company.

Frank Russell Company requires that the following disclosure be included in this Prospectus:

The Structured Capital Strategies® contract is not sponsored, endorsed, sold or promoted by Frank Russell Company (“Russell”). Russell makes no representation or warranty, express or implied, to the owners of the Structured Capital Strategies® contract or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly or the ability of the Russell 2000® Price Return Index to track general stock market performance or a segment of the same. Russell’s publication of the Russell 2000® Price Return Index in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Russell 2000® Price Return Index is based. Russell’s only relationship to the Company is the licensing of certain trademarks and trade names of Russell and of the Russell 2000® Price Return Index which is determined, composed and calculated by Russell without regard to the Company or the Structured Capital Strategies® contract. Russell is not responsible for and has not reviewed the Structured Capital Strategies® contract nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Structured Capital Strategies® contract. Russell has no obligation or liability in connection with the administration, marketing or trading of the Structured Capital Strategies® contract.

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL 2000® PRICE RETURN INDEX OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE COMPANY, INVESTORS, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL 2000® PRICE RETURN INDEX OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL 2000® PRICE RETURN INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

MSCI Inc. requires that the following disclosure be included in this Prospectus:

THIS PRODUCT IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY LICENSEE. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN PRODUCTS GENERALLY OR IN THIS PRODUCT PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS PRODUCT OR THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS PRODUCT TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THIS PRODUCT IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS PRODUCT. ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE PRODUCT, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. No purchaser, seller or holder of this product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

S&P does not guarantee the accuracy and/or completeness of the S&P 500 or any data included therein.

S&P makes no warranty, express or implied, as to results to be obtained by the Index Compilation Agent, the Trust, owners of the product, or any other person or entity from the use of the S&P 500 or any data included therein in connection with the rights licensed under the license agreement or for any other use. S&P makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the S&P 500 or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

The shares are not sponsored or promoted by either the Index Calculation Agent or the Index Compilation Agent.

Although BofA Merrill Lynch — as the Index Compilation Agent — shall obtain and provide information to S&P — as the Index Calculation Agent — from sources which it considers reliable, the Index Compilation Agent and the Index Calculation Agent do not guarantee the accuracy and/or the completeness of any Select Sector Index or any data included therein. The Index Compilation Agent and the Index Calculation Agent make no warranty, express or implied, as to results to be obtained by the Trust as licensee, licensee’s customers and counterparties, owners of the shares, or any other person or entity from the use of the Select Sector Indexes or any data included therein in connection with the rights licensed as described herein or for any other use. The Index Compilation Agent and the Index Calculation Agent make no express or implied warranties, and each hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Select Sector Indexes or any data included therein. Without limiting any of the foregoing, in no event shall the Index Compilation Agent and the Index Calculation Agent have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Appendix V: Segment Maturity Date and Segment Start Date examples

The Segment Maturity Date for Segments maturing and the Segment Start Date for new corresponding Segments will generally be scheduled to occur on consecutive business days that are also Segment Business Days. However, as described earlier in this Prospectus, the Segment Maturity Date and Segment Start Date may sometimes occur on other dates.

Set forth below are representative examples of how the Segment Maturity Date and Segment Start Date may be moved to a different date due to holidays, which are not Segment Business Days.

Assume that the scheduled Segment Maturity Date falls on a holiday, and the preceding and following days are both Segment Business Days:

If the Scheduled Segment Maturity Date is a holiday:	then the Segment Maturity Date is:	and the corresponding Segment Start Date is:
Wednesday the 16th	Tuesday the 15th	Thursday the 17th

Assume that the scheduled Segment Start Date falls on a holiday, and the preceding two days are both Segment Business Days:

If the Scheduled Segment Start Date is a holiday:	then the Segment Maturity Date is:	and the corresponding Segment Start Date is:
Thursday the 1st	Wednesday the 31st	no Segment will start until the next scheduled Segment Start Date
Thursday the 17th	Tuesday the 15th	Wednesday the 16th

V-1

Appendix VI: Purchase considerations for defined benefit and defined contribution plans

We offer the QP contract as a funding vehicle for defined benefit and defined contribution plans. In certain states the QP contract is not offered. In those states defined benefit and defined contribution plans may purchase NQ contracts as a plan funding vehicle. The plan and trust, if properly qualified, contain the requisite provisions of the Internal Revenue Code to maintain their tax exempt status. The most significant difference between the use of the QP contract and the NQ contract as a funding vehicle is that the QP contract may be converted into an IRA contract for the benefit of a plan participant under specified circumstances; an NQ contract cannot be so converted. The advantage of the IRA conversion feature is that the participant’s benefit amount remains invested: no amounts need to be withdrawn from Segments prior to maturity, the investment options remain available to the participant, and the aging of contributions for purposes of contingent withdrawal charges remains intact. If the plan’s funding vehicle is an NQ contract, a withdrawal must be made from the NQ contract in order for the plan to pay the rollover distribution to the plan participant for application to an IRA, or directly to an IRA provider at the direction of the plan participant.

Trustees who are considering the purchase of a Structured Capital Strategies® contract as a plan funding vehicle should discuss with their tax and ERISA advisers whether such a contract is an appropriate investment vehicle for the employer’s plan. Whether the contract is a QP contract or an NQ contract in certain states, there are significant issues in the purchase of Structured Capital Strategies® contract for a qualified plan. The QP contract (or the NQ contract in certain states) and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP or NQ contract, and the payment of death benefits in accordance with the requirements of the federal income tax rules. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by Structured Capital Strategies® QP or NQ contract, or any other annuity contract. Therefore, plan trusts should purchase a Structured Capital Strategies® QP or NQ contract to fund a plan for the contract’s features and benefits and not for tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles. Trustees should consider the liquidity needs of the plan (defined contribution or defined benefit) because Segments in the Structured Investment Option may not be mature at the time plan benefits or required minimum distributions must be paid. Finally, because of the method of purchasing the contract, including the large initial contribution and the requirement that contributions may only be in the form of transfers from existing funds of the qualified plan trust, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.

Pooling Plan Assets

We do not permit plans to pool plan assets attributable to the benefits of multiple plan participants in one Structured Capital Strategies® QP contract, because of the IRA conversion possibility for the QP contract noted in the first paragraph of this Appendix. Therefore we require that a separate QP contract be purchased for each covered plan participant. In states where only the NQ contract is available as a funding vehicle, defined benefit plans and defined contribution plans may invest plan assets attributable to the benefits of multiple plan participants in one Structured Capital Strategies® NQ contract. There is no requirement to apply for multiple Structured Capital Strategies® NQ contracts.

Contributions

We accept only transfer contributions from the existing funds of the qualified plan trust, regardless of the type of contract used as the funding vehicle. No contributions will be accepted directly from the employer sponsoring the plan. We will not accept ongoing payroll contributions. For 401(k) plans, no employee after-tax contributions are accepted. A “designated Roth contribution account” is not available in either the QP contract or the NQ contract in certain states. Checks written on accounts held in the name of the employer instead of the plan or the trust will not be accepted. Except for NQ contracts, only one additional transfer contribution may be made per contract year. If amounts attributable to an excess or mistaken contribution must be withdrawn, withdrawal charges may apply.

Payments

Trustees considering the purchase of a Structured Capital Strategies® contract as a qualified plan funding vehicle should also consider the following:

•

There is no loan feature offered under the Structured Capital Strategies® contract (whether the funding vehicle is a QP contract or an NQ contract in certain states), so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan. If the plan’s other funding vehicle has insufficient assets to make any loan, amounts withdrawn from the NQ or QP contract will be subject to the Segment Interim Value calculation and may be subject to contingent withdrawal charges.

VI-1

•

The plan trust must be designated as the beneficiary and payment of death benefits from the contract must be distributed in accordance with the requirements of the federal income tax rules. Under a QP contract (but not under an NQ contract in certain states) after the plan participant’s death, but before the death benefit is paid, the plan may substitute the beneficiary under the plan at death as the beneficiary under the contract.

•

All payments under an NQ contract will be made to the plan trust owner. All payments under a QP contract will be made to the plan trust owner until such time as the plan trust owner changes ownership to the plan participant as part of an IRA conversion.

Considerations for Defined Benefit Plan Purchases

Split Funding Requirement. The maximum percentage of the value of the plan’s total assets that should be invested in a Structured Capital Strategies® contract at any time is 80%. Whether the funding vehicle is a QP contract or an NQ contract in certain states, at least 20% of the plan’s assets should be invested in one or more other funding vehicles to provide liquidity for the plan because Segments in the Structured Investment Option may not be mature at the time plan benefits become payable.

If the defined benefit plan purchases a QP contract. In order to purchase the QP contract for a defined benefit plan, the plan’s actuary will be required to determine a current dollar value of each plan participant’s accrued benefit so that individual contracts may be established for each plan participant. We do not permit defined benefit plans to pool plan assets attributable to the accrued benefits of multiple plan participants.

The value under a QP contract may at any time be more or less than the lump sum actuarial equivalent of the accrued benefit for a defined benefit plan participant. The Company does not guarantee that the account value under a QP contract will at any time equal the actuarial value of 80% of a participant/employee’s accrued benefit. If amounts attributable to an excess or mistaken contribution must be withdrawn, withdrawal charges may apply. If in a defined benefit plan the plan’s actuary determines that an overfunding in the QP contract has occurred, then any transfers from the QP contract may also result in withdrawal charges.

The plan’s fiduciaries are responsible for ensuring that the plan has enough liquidity to pay benefits when required and should discuss anticipated liquidity needs with the plan’s actuary. Any withdrawal from the Structured Capital Strategies® QP contract to pay benefits, or to address plan overfunding, excess or mistaken contributions, any required minimum distribution requirement, or for any other plan or benefit purpose will be treated as a normal withdrawal for purposes of withdrawal charges and all other contractual provisions.

While the contract is owned by the plan trust, all payments under the contract will be made to the plan trust owner. If the plan rolls over a contract into an IRA for the benefit of a former plan participant through a contract conversion, it is the plan’s responsibility to adjust the value of the contract to the actuarial equivalent of the participant’s benefit, prior to the contract conversion.

If the defined benefit plan purchases an NQ contract. Defined benefit plans may pool plan assets attributable to the accrued benefits of multiple plan participants in one NQ contract. The Structured Capital Strategies® contract is merely a funding vehicle and is not “benefit sensitive” like some contracts or other funding vehicles that may be offered to qualified plan sponsors.

The plan’s fiduciaries are responsible for ensuring that the plan has enough liquidity to pay benefits when required and should discuss anticipated liquidity needs with the plan’s actuary. Amounts must be withdrawn from the contract or the contract must be liquidated to pay benefits; benefits payable under the plan cannot be satisfied through a transfer of ownership of the NQ contract to any person or entity. Any withdrawal from the Structured Capital Strategies® NQ contract to pay benefits, or to address plan overfunding, excess or mistaken contributions, any required minimum distribution requirement, or for any other plan or benefit purpose will be treated as a normal withdrawal for purposes of withdrawal charges and all other contractual provisions.

NQ contract as a funding vehicle in certain states

If the plan’s funding vehicle is an NQ contract, a withdrawal must be made from the NQ contract or the contract must be liquidated in order to roll over to an IRA or other eligible retirement plan. There may be significant tax consequences if the plan transfers ownership of the NQ contract to an employee after the employee separates from service.

Funding vehicle only

The Company’s only role is that of the issuer of the contract. The Company is not the plan administrator. The Company will not perform or provide any plan administrative, recordkeeping or actuarial valuation services with respect to plan assets invested in Structured Capital Strategies® contracts, whether QP (or NQ in certain states). The plan’s administrator will be solely responsible for performing or providing for all such services.

VI-2

Statement of additional information

Page

The Company	2

Unit Values	2

Custodian	2

Independent Registered Public Accounting Firm	2

Distribution of the contracts	2

Financial statements	2

How to obtain a Structured Capital Strategies® PLUS Statement of Additional Information for Separate Account No. 49

Send this request form to:

Retirement Service Solutions

P.O. Box 1547

Secaucus, NJ 07096-1547

Please send me a Structured Capital Strategies® PLUS Statement of Additional Information dated May 1, 2020.

Name

Address
City	State	Zip

#842837

Structured Capital Strategies® PLUS

A combination variable and index-linked deferred annuity contract

Statement of Additional Information

May 1, 2020

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

This Statement of Additional Information (“SAI”) is not a Prospectus. It should be read in conjunction with the current Structured Capital Strategies® PLUS Prospectus. That Prospectus provides detailed information concerning the contract and the variable investment options and/or in one or more of the Segments comprising the Structured Investment Option. Each variable investment option is a subaccount of the Company’s Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.

A copy of the current Prospectus is available free of charge by writing the processing office (Retirement Service Solutions — Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-889-3743 toll free, or by contacting your financial professional.

The Company	2

Unit Values	2

Custodian	2

Independent Registered Public Accounting Firm	2

Distribution of the Contracts	2

Financial statements	2

Copyright 2020 Equitable Financial Life Insurance Company.

All rights reserved. Structured Capital Strategies® is a registered mark of Equitable Financial Life Insurance Company.

SCS PLUS
#842837

The Company

We are Equitable Financial Life Insurance Company (“the Company”, “we”, “our” and “us”) (until 2020, known as AXA Equitable Life Insurance Company), a New York stock life insurance corporation. We have been doing business since 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the contracts. The Company is solely responsible for paying all amounts owed to you under your contract.

Unit Values

Unit values are determined at the end of each valuation period for each of the variable investment options. We may offer other annuity contracts and certificates which will have their own unit values for the variable investment options. They may be different from the unit values for the Structured Capital Strategies® PLUS.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by (ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

(	a	)	c
b

where:

(a)

is the value of the variable investment option’s shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by the Trusts (as described in the Prospectus), as applicable.

(b)

is the value of the variable investment option’s shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c)

is the variable investment option fee plus the Return of Premium Death Benefit charge, if elected, times the number of calendar days in the valuation period. These daily charges are at an effective annual rate not to exceed 1.35%. Your charges may be less.

Custodian

The Company is the custodian for the shares of the Trusts owned by Separate Account No. 49.

Independent Registered Public Accounting Firm

The (i) financial statements of Separate Account No. 49 of AXA Equitable Life Insurance Company as of December 31, 2019 and for each of the periods indicated therein and the (ii) consolidated financial statements and financial statement schedules of AXA Equitable Life Insurance Company as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019 included in this SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable Life Insurance Company as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable Life Insurance Company’s Form 10-K. PricewaterhouseCoopers LLP’s address is 300 Madison Avenue, New York, NY 10017.

Distribution of the Contracts

Under a distribution agreement between Equitable Distributors, the Company and certain of the Company’s separate accounts, including Separate Account No. 49, the Company paid Equitable Distributors, distribution fees of $490,158,726 in 2019, $466,293,494 in 2018 and $480,771,028 in 2017, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several Company separate accounts, including Separate Account No. 49. Of these amounts, for each of these three years, Equitable Distributors retained $0, $0 and $0, respectively.

Pursuant to a Distribution and Servicing Agreement between Equitable Advisors, the Company and certain of the Company’s separate accounts, including Separate Account No. 49, the Company paid Equitable Advisors a fee of $0 in 2019, $0 in 2018 and $0 in 2017. The Company paid Equitable Advisors, as the distributors of certain contracts, including these contracts, and as the principal underwriter of several Company separate accounts, including Separate Account No. 49, $550,516,044 in 2019, $525,064,725 in 2018 and $521,468,953 in 2017. Of these amounts, Equitable Advisors retained $243,138,196, $242,921,348 and $267,653,575, respectively.

Financial Statements

The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contracts.

The financial statements of Separate Account No. 49 list variable investment options not currently offered under this contract.

2

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of AXA Equitable Life Insurance Company

and the Contractowners of Separate Account No. 49 of AXA Equitable Life Insurance Company

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Separate Account No. 49 of AXA Equitable Life Insurance Company indicated in the table below as of December 31, 2019, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Separate Account No. 49 of AXA Equitable Life Insurance Company as of December 31, 2019, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT GAMCO MERGERS & ACQUISITIONS(1)	EQ/GROWTH STRATEGY(1)
1290 VT GAMCO SMALL COMPANY VALUE(1)	EQ/INTERMEDIATE GOVERNMENT BOND(1)
1290 VT SOCIALLY RESPONSIBLE(1)	EQ/INTERNATIONAL CORE MANAGED VOLATILITY(1)
EQ/400 MANAGED VOLATILITY(1)	EQ/INTERNATIONAL EQUITY INDEX(1)
EQ/2000 MANAGED VOLATILITY(1)	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY(1)
EQ/AB SHORT DURATION GOVERNMENT BOND(1)	EQ/JANUS ENTERPRISE(1)
EQ/AB SMALL CAP GROWTH(1)	EQ/LARGE CAP CORE MANAGED VOLATILITY(1)
EQ/AGGRESSIVE ALLOCATION(1)	EQ/LARGE CAP GROWTH INDEX(1)
EQ/BALANCED STRATEGY(1)	EQ/LARGE CAP GROWTH MANAGED VOLATILITY(1)
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY(1)	EQ/LARGE CAP VALUE INDEX(1)
EQ/COMMON STOCK INDEX(1)	EQ/LARGE CAP VALUE MANAGED VOLATILITY(1)
EQ/CONSERVATIVE ALLOCATION(1)	EQ/MID CAP INDEX(1)
EQ/CONSERVATIVE GROWTH STRATEGY(1)	EQ/MID CAP VALUE MANAGED VOLATILITY(1)
EQ/CONSERVATIVE STRATEGY(1)	EQ/MODERATE ALLOCATION(1)
EQ/CONSERVATIVE-PLUS ALLOCATION(1)	EQ/MODERATE GROWTH STRATEGY(1)
EQ/CORE BOND INDEX(1)	EQ/MODERATE-PLUS ALLOCATION(1)
EQ/EQUITY 500 INDEX(1)	EQ/MONEY MARKET(1)
EQ/FRANKLIN BALANCED MANAGED VOLATILITY(1)	EQ/QUALITY BOND PLUS(1)
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY(1)	EQ/SMALL COMPANY INDEX(1)
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY(1)	EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY(1)
EQ/GLOBAL EQUITY MANAGED VOLATILITY(1)	MULTIMANAGER TECHNOLOGY(1)

(1)	Statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the years ended December 31, 2019 and 2018.

Basis for Opinions

These financial statements are the responsibility of the AXA Equitable Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account No. 49 of AXA Equitable Life Insurance Company based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to each of the variable investment options of Separate Account No. 49 of AXA Equitable Life Insurance Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31,

FSA-2

2019 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, NC

April 20, 2020

We have served as the auditor of one or more of the variable investment options of Separate Account No. 49 of AXA Equitable Life Insurance Company since 1996.

FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT SOCIALLY RESPONSIBLE*	EQ/400 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB SHORT DURATION GOVERNMENT BOND*
Assets:
Investments in shares of the Portfolios, at fair value	$132,386,517	$780,344,039	$84,565,838	$286,839,692	$460,874,670	$468,874,723
Receivable for shares of the Portfolios sold	11,970	78,789	147,326	45,944	137,298	—
Receivable for policy-related transactions	—	—	—	—	—	590,873

Total assets	132,398,487	780,422,828	84,713,164	286,885,636	461,011,968	469,465,596

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—	590,872
Payable for policy-related transactions	11,970	78,789	147,326	45,943	137,298	—

Total liabilities	11,970	78,789	147,326	45,943	137,298	590,872

Net Assets	$132,386,517	$780,344,039	$84,565,838	$286,839,693	$460,874,670	$468,874,724

Net Assets:
Accumulation unit values	$132,273,328	$780,265,287	$84,475,007	$286,744,594	$460,531,529	$468,548,665
Retained by AXA Equitable in Separate Account No. 49	113,189	78,752	90,831	95,099	343,141	326,059

Total Net Assets	$132,386,517	$780,344,039	$84,565,838	$286,839,693	$460,874,670	$468,874,724

Investments in shares of the Portfolios, at cost	$141,091,412	$665,686,272	$72,202,878	$269,100,366	$421,919,749	$470,361,674

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/BALANCED STRATEGY*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$480,513,855	$2,315,056,492	$353,264,278	$170,060,579	$843,195,150	$853,690,300
Receivable for shares of the Portfolios sold	47,283	228,881	87,466	18,952	80,867	198,721

Total assets	480,561,138	2,315,285,373	353,351,744	170,079,531	843,276,017	853,889,021

Liabilities:
Payable for policy-related transactions	47,283	228,881	87,466	18,952	80,867	198,721

Total liabilities	47,283	228,881	87,466	18,952	80,867	198,721

Net Assets	$480,513,855	$2,315,056,492	$353,264,278	$170,060,579	$843,195,150	$853,690,300

Net Assets:
Accumulation unit values	$480,449,205	$2,315,011,408	$353,244,512	$170,029,875	$842,996,835	$853,548,730
Retained by AXA Equitable in Separate Account No. 49	64,650	45,084	19,766	30,704	198,315	141,570

Total Net Assets	$480,513,855	$2,315,056,492	$353,264,278	$170,060,579	$843,195,150	$853,690,300

Investments in shares of the Portfolios, at cost	$505,343,852	$2,171,530,939	$289,050,523	$174,106,514	$503,453,953	$858,701,963

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/EQUITY 500 INDEX*	EQ/FRANKLIN BALANCED MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$129,071,152	$72,665,707	$894,572,555	$1,210,032,098	$2,056,983,874	$634,097,121
Receivable for shares of the Portfolios sold	5,432	5,016	13,907	411,868	321,054	29,546

Total assets	129,076,584	72,670,723	894,586,462	1,210,443,966	2,057,304,928	634,126,667

Liabilities:
Payable for policy-related transactions	5,432	5,016	13,908	411,868	321,054	29,546

Total liabilities	5,432	5,016	13,908	411,868	321,054	29,546

Net Assets	$129,071,152	$72,665,707	$894,572,554	$1,210,032,098	$2,056,983,874	$634,097,121

Net Assets:
Accumulation unit values	$129,062,331	$72,659,289	$894,482,382	$1,209,861,003	$2,056,845,295	$634,016,300
Retained by AXA Equitable in Separate Account No. 49	8,821	6,418	90,172	171,095	138,579	80,821

Total Net Assets	$129,071,152	$72,665,707	$894,572,554	$1,210,032,098	$2,056,983,874	$634,097,121

Investments in shares of the Portfolios, at cost	$111,167,026	$70,067,220	$897,998,496	$1,196,616,029	$1,379,221,068	$588,439,480

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$108,134,070	$1,003,645,240	$818,563,972	$638,296,379	$158,449,898	$845,154,889
Receivable for shares of the Portfolios sold	22,672	51,168	128,547	471,146	45,499	124,232

Total assets	108,156,742	1,003,696,408	818,692,519	638,767,525	158,495,397	845,279,121

Liabilities:
Payable for policy-related transactions	22,672	51,168	128,547	471,146	45,499	124,231

Total liabilities	22,672	51,168	128,547	471,146	45,499	124,231

Net Assets	$108,134,070	$1,003,645,240	$818,563,972	$638,296,379	$158,449,898	$845,154,890

Net Assets:
Accumulation unit values	$108,126,980	$1,003,495,945	$818,537,892	$638,272,606	$158,441,726	$845,097,502
Retained by AXA Equitable in Separate Account No. 49	7,090	149,295	26,080	23,773	8,172	57,388

Total Net Assets	$108,134,070	$1,003,645,240	$818,563,972	$638,296,379	$158,449,898	$845,154,890

Investments in shares of the Portfolios, at cost	$105,339,341	$940,462,054	$645,035,325	$478,253,696	$156,857,497	$702,842,070

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/JANUS ENTERPRISE*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$650,654,557	$389,886,239	$465,009,116	$1,500,757,938	$761,949,743	$3,062,935,781
Receivable for shares of the Portfolios sold	271,518	121,390	120,367	194,026	1,065,641	481,373

Total assets	650,926,075	390,007,629	465,129,483	1,500,951,964	763,015,384	3,063,417,154

Liabilities:
Payable for policy-related transactions	271,518	121,390	120,366	194,026	1,065,642	481,373

Total liabilities	271,518	121,390	120,366	194,026	1,065,642	481,373

Net Assets	$650,654,557	$389,886,239	$465,009,117	$1,500,757,938	$761,949,742	$3,062,935,781

Net Assets:
Accumulation unit values	$650,621,755	$389,696,159	$464,970,120	$1,500,468,079	$761,787,590	$3,062,780,706
Retained by AXA Equitable in Separate Account No. 49	32,802	190,080	38,997	289,859	162,152	155,075

Total Net Assets	$650,654,557	$389,886,239	$465,009,117	$1,500,757,938	$761,949,742	$3,062,935,781

Investments in shares of the Portfolios, at cost	$591,543,051	$344,175,132	$402,171,050	$1,184,036,018	$613,350,364	$2,205,453,153

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$452,422,962	$2,402,370,946	$839,825,653	$1,080,796,032	$3,949,367,747	$672,452,802
Receivable for shares of the Portfolios sold	227,894	700,690	234,634	158,457	717,562	64,781

Total assets	452,650,856	2,403,071,636	840,060,287	1,080,954,489	3,950,085,309	672,517,583

Liabilities:
Payable for policy-related transactions	227,894	700,690	234,634	158,457	717,563	64,781

Total liabilities	227,894	700,690	234,634	158,457	717,563	64,781

Net Assets	$452,422,962	$2,402,370,946	$839,825,653	$1,080,796,032	$3,949,367,746	$672,452,802

Net Assets:
Accumulation unit values	$452,360,546	$2,402,264,532	$839,769,689	$1,080,688,732	$3,949,020,220	$672,322,997
Retained by AXA Equitable in Separate Account No. 49	62,416	106,414	55,964	107,300	347,526	129,805

Total Net Assets	$452,422,962	$2,402,370,946	$839,825,653	$1,080,796,032	$3,949,367,746	$672,452,802

Investments in shares of the Portfolios, at cost	$410,203,195	$1,880,558,483	$701,163,983	$884,818,639	$3,838,506,355	$526,396,569

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY*	MULTIMANAGER TECHNOLOGY*
Assets:
Investments in shares of the Portfolios, at fair value	$6,751,693,906	$747,077,628	$803,713,832	$501,766,437	$243,981,005	$691,359,134
Receivable for shares of the Portfolios sold	1,834,243	—	1,750,916	31,500	23,087	—
Receivable for policy-related transactions	—	92,305,531	—	—	—	1,833,594

Total assets	6,753,528,149	839,383,159	805,464,748	501,797,937	244,004,092	693,192,728

Liabilities:
Payable for shares of the Portfolios purchased	—	92,305,531	—	—	—	1,833,594
Payable for policy-related transactions	1,834,243	—	1,750,916	31,500	23,087	—

Total liabilities	1,834,243	92,305,531	1,750,916	31,500	23,087	1,833,594

Net Assets	$6,751,693,906	$747,077,628	$803,713,832	$501,766,437	$243,981,005	$691,359,134

Net Assets:
Accumulation unit values	$6,751,187,028	$747,014,821	$803,701,413	$501,743,396	$243,963,557	$691,308,944
Retained by AXA Equitable in Separate Account No. 49	506,878	62,807	12,419	23,041	17,448	50,190

Total Net Assets	$6,751,693,906	$747,077,628	$803,713,832	$501,766,437	$243,981,005	$691,359,134

Investments in shares of the Portfolios, at cost	$6,417,846,737	$747,082,122	$787,513,785	$511,649,769	$237,589,246	$544,813,534

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held
1290 VT GAMCO MERGERS & ACQUISITIONS	IB	10,981,550

1290 VT GAMCO SMALL COMPANY VALUE	IB	13,027,220

1290 VT SOCIALLY RESPONSIBLE	IB	6,059,866

EQ/400 MANAGED VOLATILITY	IB	13,175,058

EQ/2000 MANAGED VOLATILITY	IB	22,337,210

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	47,479,164

EQ/AB SMALL CAP GROWTH	IB	29,072,011

EQ/AGGRESSIVE ALLOCATION	B	201,289,242

EQ/BALANCED STRATEGY	IB	21,988,840

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	23,264,150

EQ/COMMON STOCK INDEX	IB	23,140,446

EQ/CONSERVATIVE ALLOCATION	B	90,691,176

EQ/CONSERVATIVE GROWTH STRATEGY	IB	8,702,614

EQ/CONSERVATIVE STRATEGY	IB	5,880,597

EQ/CONSERVATIVE-PLUS ALLOCATION	B	91,839,860

EQ/CORE BOND INDEX	IB	119,819,385

EQ/EQUITY 500 INDEX	IB	40,534,890

EQ/FRANKLIN BALANCED MANAGED VOLATILITY	IB	56,474,594

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	6,932,606

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	IB	110,329,706

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	45,741,539

EQ/GROWTH STRATEGY	IB	33,016,894

EQ/INTERMEDIATE GOVERNMENT BOND	IB	15,349,623

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	75,722,946

EQ/INTERNATIONAL EQUITY INDEX	IB	67,066,679

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	29,020,229

EQ/JANUS ENTERPRISE	IB	22,041,811

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	133,245,127

EQ/LARGE CAP GROWTH INDEX	IB	47,260,067

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	87,644,396

EQ/LARGE CAP VALUE INDEX	IB	49,341,097

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	131,618,207

EQ/MID CAP INDEX	IB	58,293,266

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	66,303,622

EQ/MODERATE ALLOCATION	B	283,287,137

EQ/MODERATE GROWTH STRATEGY	IB	37,861,359

EQ/MODERATE-PLUS ALLOCATION	B	608,776,046

EQ/MONEY MARKET	IB	747,073,363

The accompanying notes are an integral part of these financial statements.

FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Share Class**	Portfolio Shares Held
EQ/QUALITY BOND PLUS	IB	93,042,079

EQ/SMALL COMPANY INDEX	IB	45,696,256

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	IB	20,595,964

MULTIMANAGER TECHNOLOGY	IB	23,335,701

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT GAMCO MERGERS & ACQUISITIONS	1.20%	IB	$16.56	278
1290 VT GAMCO MERGERS & ACQUISITIONS	1.25%	IB	$16.43	1,174
1290 VT GAMCO MERGERS & ACQUISITIONS	1.30%	IB	$16.02	1,377
1290 VT GAMCO MERGERS & ACQUISITIONS	1.35%	IB	$16.19	62
1290 VT GAMCO MERGERS & ACQUISITIONS	1.40%	IB	$16.07	654
1290 VT GAMCO MERGERS & ACQUISITIONS	1.50%	IB	$15.83	1,318
1290 VT GAMCO MERGERS & ACQUISITIONS	1.55%	IB	$15.72	1,201
1290 VT GAMCO MERGERS & ACQUISITIONS	1.60%	IB	$15.60	153
1290 VT GAMCO MERGERS & ACQUISITIONS	1.65%	IB	$15.48	1,984
1290 VT GAMCO MERGERS & ACQUISITIONS	1.70%	IB	$15.37	125
1290 VT GAMCO MERGERS & ACQUISITIONS	1.80%	IB	$15.14	2

1290 VT GAMCO SMALL COMPANY VALUE	1.20%	IB	$78.76	391
1290 VT GAMCO SMALL COMPANY VALUE	1.25%	IB	$77.52	1,110
1290 VT GAMCO SMALL COMPANY VALUE	1.30%	IB	$118.31	1,236
1290 VT GAMCO SMALL COMPANY VALUE	1.35%	IB	$75.09	132
1290 VT GAMCO SMALL COMPANY VALUE	1.40%	IB	$73.91	760
1290 VT GAMCO SMALL COMPANY VALUE	1.50%	IB	$71.59	1,817
1290 VT GAMCO SMALL COMPANY VALUE	1.55%	IB	$70.45	1,975
1290 VT GAMCO SMALL COMPANY VALUE	1.60%	IB	$69.34	155
1290 VT GAMCO SMALL COMPANY VALUE	1.65%	IB	$68.24	2,207
1290 VT GAMCO SMALL COMPANY VALUE	1.70%	IB	$67.16	301
1290 VT GAMCO SMALL COMPANY VALUE	1.80%	IB	$65.05	2
1290 VT GAMCO SMALL COMPANY VALUE	1.90%	IB	$63.00	5

1290 VT SOCIALLY RESPONSIBLE	1.20%	IB	$20.92	237
1290 VT SOCIALLY RESPONSIBLE	1.25%	IB	$27.25	435
1290 VT SOCIALLY RESPONSIBLE	1.30%	IB	$26.97	370
1290 VT SOCIALLY RESPONSIBLE	1.35%	IB	$20.29	85
1290 VT SOCIALLY RESPONSIBLE	1.40%	IB	$20.08	386
1290 VT SOCIALLY RESPONSIBLE	1.50%	IB	$26.15	575
1290 VT SOCIALLY RESPONSIBLE	1.55%	IB	$19.46	569
1290 VT SOCIALLY RESPONSIBLE	1.60%	IB	$19.26	120
1290 VT SOCIALLY RESPONSIBLE	1.65%	IB	$25.51	647
1290 VT SOCIALLY RESPONSIBLE	1.70%	IB	$18.87	172
1290 VT SOCIALLY RESPONSIBLE	1.80%	IB	$18.48	1

EQ/400 MANAGED VOLATILITY	1.20%	IB	$16.69	1,821
EQ/400 MANAGED VOLATILITY	1.25%	IB	$16.63	1,850

The accompanying notes are an integral part of these financial statements.

FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/400 MANAGED VOLATILITY	1.30%	IB	$16.58	1,738
EQ/400 MANAGED VOLATILITY	1.35%	IB	$16.52	179
EQ/400 MANAGED VOLATILITY	1.40%	IB	$16.47	2,891
EQ/400 MANAGED VOLATILITY	1.50%	IB	$16.36	2,254
EQ/400 MANAGED VOLATILITY	1.55%	IB	$16.30	1,674
EQ/400 MANAGED VOLATILITY	1.60%	IB	$16.25	1,059
EQ/400 MANAGED VOLATILITY	1.65%	IB	$16.19	3,551
EQ/400 MANAGED VOLATILITY	1.70%	IB	$16.14	447
EQ/400 MANAGED VOLATILITY	1.80%	IB	$16.03	7
EQ/400 MANAGED VOLATILITY	1.90%	IB	$15.92	2

EQ/2000 MANAGED VOLATILITY	0.95%	IB	$16.80	1
EQ/2000 MANAGED VOLATILITY	1.20%	IB	$16.52	2,679
EQ/2000 MANAGED VOLATILITY	1.25%	IB	$16.47	3,825
EQ/2000 MANAGED VOLATILITY	1.30%	IB	$16.41	2,504
EQ/2000 MANAGED VOLATILITY	1.35%	IB	$16.36	1,134
EQ/2000 MANAGED VOLATILITY	1.40%	IB	$16.30	3,420
EQ/2000 MANAGED VOLATILITY	1.50%	IB	$16.19	4,695
EQ/2000 MANAGED VOLATILITY	1.55%	IB	$16.14	2,916
EQ/2000 MANAGED VOLATILITY	1.60%	IB	$16.08	1,582
EQ/2000 MANAGED VOLATILITY	1.65%	IB	$16.03	5,015
EQ/2000 MANAGED VOLATILITY	1.70%	IB	$15.97	532
EQ/2000 MANAGED VOLATILITY	1.80%	IB	$15.87	25
EQ/2000 MANAGED VOLATILITY	1.90%	IB	$15.76	3

EQ/AB SHORT DURATION GOVERNMENT BOND	1.20%	IB	$9.46	1,570
EQ/AB SHORT DURATION GOVERNMENT BOND	1.25%	IB	$9.43	5,528
EQ/AB SHORT DURATION GOVERNMENT BOND	1.30%	IB	$9.40	7,473
EQ/AB SHORT DURATION GOVERNMENT BOND	1.35%	IB	$9.36	668
EQ/AB SHORT DURATION GOVERNMENT BOND	1.40%	IB	$9.33	3,107
EQ/AB SHORT DURATION GOVERNMENT BOND	1.50%	IB	$9.27	7,400
EQ/AB SHORT DURATION GOVERNMENT BOND	1.55%	IB	$9.24	5,960
EQ/AB SHORT DURATION GOVERNMENT BOND	1.60%	IB	$9.21	1,702
EQ/AB SHORT DURATION GOVERNMENT BOND	1.65%	IB	$9.18	15,623
EQ/AB SHORT DURATION GOVERNMENT BOND	1.70%	IB	$9.15	1,448
EQ/AB SHORT DURATION GOVERNMENT BOND	1.80%	IB	$9.08	12
EQ/AB SHORT DURATION GOVERNMENT BOND	1.90%	IB	$9.02	4

EQ/AB SMALL CAP GROWTH	0.95%	IB	$50.56	2
EQ/AB SMALL CAP GROWTH	1.20%	IB	$47.74	726
EQ/AB SMALL CAP GROWTH	1.25%	IB	$36.95	1,265
EQ/AB SMALL CAP GROWTH	1.30%	IB	$36.52	1,650
EQ/AB SMALL CAP GROWTH	1.35%	IB	$46.12	535
EQ/AB SMALL CAP GROWTH	1.40%	IB	$45.60	1,164
EQ/AB SMALL CAP GROWTH	1.50%	IB	$35.45	2,039
EQ/AB SMALL CAP GROWTH	1.55%	IB	$44.05	1,481
EQ/AB SMALL CAP GROWTH	1.60%	IB	$43.55	528
EQ/AB SMALL CAP GROWTH	1.65%	IB	$34.58	2,536
EQ/AB SMALL CAP GROWTH	1.70%	IB	$42.56	294
EQ/AB SMALL CAP GROWTH	1.80%	IB	$41.58	4
EQ/AB SMALL CAP GROWTH	1.90%	IB	$40.63	—

EQ/AGGRESSIVE ALLOCATION	1.15%	B	$21.41	457
EQ/AGGRESSIVE ALLOCATION	1.20%	B	$21.24	1,753

The accompanying notes are an integral part of these financial statements.

FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/AGGRESSIVE ALLOCATION	1.25%	B	$23.37	8,491
EQ/AGGRESSIVE ALLOCATION	1.30%	B	$22.05	25,877
EQ/AGGRESSIVE ALLOCATION	1.35%	B	$20.73	441
EQ/AGGRESSIVE ALLOCATION	1.40%	B	$20.56	1,727
EQ/AGGRESSIVE ALLOCATION	1.50%	B	$22.42	8,655
EQ/AGGRESSIVE ALLOCATION	1.55%	B	$20.07	17,930
EQ/AGGRESSIVE ALLOCATION	1.60%	B	$19.91	664
EQ/AGGRESSIVE ALLOCATION	1.65%	B	$21.87	37,498
EQ/AGGRESSIVE ALLOCATION	1.70%	B	$21.69	2,702
EQ/AGGRESSIVE ALLOCATION	1.70%	B	$21.69	359
EQ/AGGRESSIVE ALLOCATION	1.90%	B	$18.97	31

EQ/BALANCED STRATEGY	1.15%	IB	$11.36	155
EQ/BALANCED STRATEGY	1.30%	IB	$17.54	13,548
EQ/BALANCED STRATEGY	1.35%	IB	$11.32	20
EQ/BALANCED STRATEGY	1.55%	IB	$17.08	3,540
EQ/BALANCED STRATEGY	1.65%	IB	$16.89	2,949
EQ/BALANCED STRATEGY	1.70%	IB	$16.80	197

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.20%	IB	$18.92	214
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.25%	IB	$18.79	1,016
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.30%	IB	$18.67	1,790
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.35%	IB	$18.54	69
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.40%	IB	$18.42	307
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.50%	IB	$18.17	674
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.55%	IB	$18.05	1,179
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.60%	IB	$17.93	166
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.65%	IB	$17.80	3,586
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.70%	IB	$17.68	350

EQ/COMMON STOCK INDEX	0.95%	IB	$658.08	—
EQ/COMMON STOCK INDEX	1.20%	IB	$588.92	99
EQ/COMMON STOCK INDEX	1.25%	IB	$29.00	3,378
EQ/COMMON STOCK INDEX	1.30%	IB	$28.33	2,933
EQ/COMMON STOCK INDEX	1.35%	IB	$550.92	145
EQ/COMMON STOCK INDEX	1.40%	IB	$538.79	165
EQ/COMMON STOCK INDEX	1.50%	IB	$27.82	5,886
EQ/COMMON STOCK INDEX	1.55%	IB	$503.96	213
EQ/COMMON STOCK INDEX	1.60%	IB	$492.85	74
EQ/COMMON STOCK INDEX	1.65%	IB	$27.14	4,241
EQ/COMMON STOCK INDEX	1.70%	IB	$471.38	24
EQ/COMMON STOCK INDEX	1.80%	IB	$450.76	1
EQ/COMMON STOCK INDEX	1.90%	IB	$431.04	1

EQ/CONSERVATIVE ALLOCATION	0.95%	B	$14.30	12
EQ/CONSERVATIVE ALLOCATION	1.15%	B	$13.85	168
EQ/CONSERVATIVE ALLOCATION	1.20%	B	$13.74	2,249
EQ/CONSERVATIVE ALLOCATION	1.25%	B	$14.30	4,828
EQ/CONSERVATIVE ALLOCATION	1.30%	B	$14.18	10,464
EQ/CONSERVATIVE ALLOCATION	1.35%	B	$13.41	1,065
EQ/CONSERVATIVE ALLOCATION	1.40%	B	$13.31	3,998
EQ/CONSERVATIVE ALLOCATION	1.50%	B	$13.72	7,869
EQ/CONSERVATIVE ALLOCATION	1.55%	B	$12.99	9,598
EQ/CONSERVATIVE ALLOCATION	1.60%	B	$12.88	2,005

The accompanying notes are an integral part of these financial statements.

FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CONSERVATIVE ALLOCATION	1.65%	B	$13.38	18,620
EQ/CONSERVATIVE ALLOCATION	1.70%	B	$13.27	1,885
EQ/CONSERVATIVE ALLOCATION	1.70%	B	$13.27	184
EQ/CONSERVATIVE ALLOCATION	1.80%	B	$12.47	24

EQ/CONSERVATIVE GROWTH STRATEGY	1.30%	IB	$16.02	4,440
EQ/CONSERVATIVE GROWTH STRATEGY	1.55%	IB	$15.59	1,817
EQ/CONSERVATIVE GROWTH STRATEGY	1.65%	IB	$15.43	1,798
EQ/CONSERVATIVE GROWTH STRATEGY	1.70%	IB	$15.35	120

EQ/CONSERVATIVE STRATEGY	1.30%	IB	$12.99	3,310
EQ/CONSERVATIVE STRATEGY	1.55%	IB	$12.64	1,192
EQ/CONSERVATIVE STRATEGY	1.65%	IB	$12.51	1,051
EQ/CONSERVATIVE STRATEGY	1.70%	IB	$12.44	116

EQ/CONSERVATIVE-PLUS ALLOCATION	1.15%	B	$15.65	191
EQ/CONSERVATIVE-PLUS ALLOCATION	1.20%	B	$15.53	1,813
EQ/CONSERVATIVE-PLUS ALLOCATION	1.25%	B	$16.42	6,091
EQ/CONSERVATIVE-PLUS ALLOCATION	1.30%	B	$16.28	9,724
EQ/CONSERVATIVE-PLUS ALLOCATION	1.35%	B	$15.16	666
EQ/CONSERVATIVE-PLUS ALLOCATION	1.40%	B	$15.04	3,060
EQ/CONSERVATIVE-PLUS ALLOCATION	1.50%	B	$15.75	7,742
EQ/CONSERVATIVE-PLUS ALLOCATION	1.55%	B	$14.68	8,651
EQ/CONSERVATIVE-PLUS ALLOCATION	1.60%	B	$14.56	1,309
EQ/CONSERVATIVE-PLUS ALLOCATION	1.65%	B	$15.37	16,527
EQ/CONSERVATIVE-PLUS ALLOCATION	1.70%	B	$15.24	1,603
EQ/CONSERVATIVE-PLUS ALLOCATION	1.70%	B	$15.24	119
EQ/CONSERVATIVE-PLUS ALLOCATION	1.80%	B	$14.10	41
EQ/CONSERVATIVE-PLUS ALLOCATION	1.90%	B	$13.87	9

EQ/CORE BOND INDEX	0.25%	IB	$10.63	39
EQ/CORE BOND INDEX	0.65%	IB	$11.12	25
EQ/CORE BOND INDEX	0.95%	IB	$16.05	3
EQ/CORE BOND INDEX	1.20%	IB	$15.18	6,181
EQ/CORE BOND INDEX	1.25%	IB	$10.52	833
EQ/CORE BOND INDEX	1.25%	IB	$11.31	12,538
EQ/CORE BOND INDEX	1.30%	IB	$11.18	13,420
EQ/CORE BOND INDEX	1.35%	IB	$14.69	2,191
EQ/CORE BOND INDEX	1.40%	IB	$14.52	9,077
EQ/CORE BOND INDEX	1.50%	IB	$10.85	16,600
EQ/CORE BOND INDEX	1.55%	IB	$14.04	11,662
EQ/CORE BOND INDEX	1.60%	IB	$13.89	4,097
EQ/CORE BOND INDEX	1.65%	IB	$9.88	44
EQ/CORE BOND INDEX	1.65%	IB	$10.58	20,715
EQ/CORE BOND INDEX	1.70%	IB	$13.58	2,183
EQ/CORE BOND INDEX	1.80%	IB	$13.28	46
EQ/CORE BOND INDEX	1.90%	IB	$12.99	4

EQ/EQUITY 500 INDEX	0.25%	IB	$13.88	6
EQ/EQUITY 500 INDEX	0.65%	IB	$30.50	29
EQ/EQUITY 500 INDEX	0.95%	IB	$77.37	2
EQ/EQUITY 500 INDEX	1.20%	IB	$72.48	2,106
EQ/EQUITY 500 INDEX	1.25%	IB	$28.84	1,109
EQ/EQUITY 500 INDEX	1.25%	IB	$32.38	6,388
EQ/EQUITY 500 INDEX	1.30%	IB	$31.95	7,746

The accompanying notes are an integral part of these financial statements.

FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/EQUITY 500 INDEX	1.35%	IB	$69.69	1,035
EQ/EQUITY 500 INDEX	1.40%	IB	$68.78	3,018
EQ/EQUITY 500 INDEX	1.50%	IB	$31.07	8,075
EQ/EQUITY 500 INDEX	1.55%	IB	$66.13	3,449
EQ/EQUITY 500 INDEX	1.60%	IB	$65.27	1,702
EQ/EQUITY 500 INDEX	1.65%	IB	$22.21	134
EQ/EQUITY 500 INDEX	1.65%	IB	$30.30	14,970
EQ/EQUITY 500 INDEX	1.70%	IB	$63.58	1,363
EQ/EQUITY 500 INDEX	1.80%	IB	$61.93	59
EQ/EQUITY 500 INDEX	1.90%	IB	$60.32	4

EQ/FRANKLIN BALANCED MANAGED VOLATILITY	0.95%	IB	$16.60	6
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.20%	IB	$16.05	1,492
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.25%	IB	$15.94	3,989
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.30%	IB	$15.84	6,525
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.35%	IB	$15.73	575
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.40%	IB	$15.62	2,762
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.50%	IB	$15.41	5,194
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.55%	IB	$15.31	5,773
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.60%	IB	$15.21	1,183
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.65%	IB	$15.11	12,047
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.70%	IB	$15.00	1,463
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.80%	IB	$14.80	31

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.95%	IB	$19.52	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.20%	IB	$18.87	184
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.25%	IB	$18.74	255
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.30%	IB	$18.62	1,602
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.35%	IB	$18.49	70
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.40%	IB	$18.37	194
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.50%	IB	$18.12	374
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.55%	IB	$18.00	993
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.60%	IB	$17.88	75
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.65%	IB	$17.76	1,995
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.70%	IB	$17.64	214

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	0.95%	IB	$14.82	3
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.15%	IB	$14.45	352
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.20%	IB	$14.36	723
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.25%	IB	$14.27	2,385
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.30%	IB	$14.17	19,840
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.35%	IB	$14.08	270
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.40%	IB	$13.99	1,443
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.50%	IB	$13.82	3,273
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.55%	IB	$13.73	12,007

The accompanying notes are an integral part of these financial statements.

FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.60%	IB	$13.64	656
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.65%	IB	$13.55	29,582
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.70%	IB	$13.47	2,134
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.80%	IB	$13.29	4

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.95%	IB	$31.33	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.20%	IB	$29.60	1,206
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.25%	IB	$38.34	2,539
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.30%	IB	$37.90	3,560
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.35%	IB	$28.62	514
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.40%	IB	$28.29	2,225
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.50%	IB	$36.78	3,858
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.55%	IB	$27.35	4,557
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.60%	IB	$27.04	682
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.65%	IB	$35.88	4,766
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.70%	IB	$26.43	626
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.80%	IB	$25.83	15
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.90%	IB	$25.25	1

EQ/GROWTH STRATEGY	1.30%	IB	$21.38	15,463
EQ/GROWTH STRATEGY	1.55%	IB	$20.82	6,603
EQ/GROWTH STRATEGY	1.65%	IB	$20.59	7,840
EQ/GROWTH STRATEGY	1.70%	IB	$20.48	424

EQ/INTERMEDIATE GOVERNMENT BOND	1.20%	IB	$21.11	648
EQ/INTERMEDIATE GOVERNMENT BOND	1.25%	IB	$11.19	909
EQ/INTERMEDIATE GOVERNMENT BOND	1.30%	IB	$11.03	2,690
EQ/INTERMEDIATE GOVERNMENT BOND	1.35%	IB	$20.21	129
EQ/INTERMEDIATE GOVERNMENT BOND	1.40%	IB	$19.92	997
EQ/INTERMEDIATE GOVERNMENT BOND	1.50%	IB	$10.74	1,269
EQ/INTERMEDIATE GOVERNMENT BOND	1.55%	IB	$19.06	1,326
EQ/INTERMEDIATE GOVERNMENT BOND	1.60%	IB	$18.79	397
EQ/INTERMEDIATE GOVERNMENT BOND	1.65%	IB	$10.47	3,057
EQ/INTERMEDIATE GOVERNMENT BOND	1.70%	IB	$18.25	224

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.95%	IB	$16.70	11
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.20%	IB	$15.84	3,530
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.25%	IB	$18.31	5,780
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.30%	IB	$18.12	6,955
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.35%	IB	$15.35	721
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.40%	IB	$15.19	4,531
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.50%	IB	$17.57	6,340
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.55%	IB	$14.72	7,582
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.60%	IB	$14.57	2,669
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.65%	IB	$17.14	11,396
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.70%	IB	$14.27	1,379
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.80%	IB	$13.97	18
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.90%	IB	$13.68	1

EQ/INTERNATIONAL EQUITY INDEX	0.95%	IB	$18.52	1
EQ/INTERNATIONAL EQUITY INDEX	1.20%	IB	$17.40	2,290

The accompanying notes are an integral part of these financial statements.

FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INTERNATIONAL EQUITY INDEX	1.25%	IB	$16.73	4,670
EQ/INTERNATIONAL EQUITY INDEX	1.30%	IB	$16.52	5,615
EQ/INTERNATIONAL EQUITY INDEX	1.35%	IB	$16.76	606
EQ/INTERNATIONAL EQUITY INDEX	1.40%	IB	$16.55	3,319
EQ/INTERNATIONAL EQUITY INDEX	1.50%	IB	$16.05	5,829
EQ/INTERNATIONAL EQUITY INDEX	1.55%	IB	$15.93	4,923
EQ/INTERNATIONAL EQUITY INDEX	1.60%	IB	$15.74	1,442
EQ/INTERNATIONAL EQUITY INDEX	1.65%	IB	$15.66	9,669
EQ/INTERNATIONAL EQUITY INDEX	1.70%	IB	$15.35	1,854
EQ/INTERNATIONAL EQUITY INDEX	1.80%	IB	$14.96	14
EQ/INTERNATIONAL EQUITY INDEX	1.90%	IB	$14.59	1

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.95%	IB	$24.55	2
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.20%	IB	$23.18	1,170
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.25%	IB	$17.96	2,547
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.30%	IB	$17.75	2,554
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.35%	IB	$22.39	1,250
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.40%	IB	$22.14	1,617
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.50%	IB	$17.23	3,299
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.55%	IB	$21.39	2,562
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.60%	IB	$21.14	728
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.65%	IB	$16.81	4,263
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.70%	IB	$20.66	422
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.80%	IB	$20.19	18
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.90%	IB	$19.73	2

EQ/JANUS ENTERPRISE	0.95%	IB	$34.01	2
EQ/JANUS ENTERPRISE	1.20%	IB	$32.77	519
EQ/JANUS ENTERPRISE	1.25%	IB	$32.53	1,512
EQ/JANUS ENTERPRISE	1.30%	IB	$32.28	2,432
EQ/JANUS ENTERPRISE	1.35%	IB	$32.05	130
EQ/JANUS ENTERPRISE	1.40%	IB	$31.81	987
EQ/JANUS ENTERPRISE	1.50%	IB	$31.34	2,238
EQ/JANUS ENTERPRISE	1.55%	IB	$31.11	2,668
EQ/JANUS ENTERPRISE	1.60%	IB	$30.87	271
EQ/JANUS ENTERPRISE	1.65%	IB	$30.65	3,622
EQ/JANUS ENTERPRISE	1.70%	IB	$30.42	397
EQ/JANUS ENTERPRISE	1.80%	IB	$29.97	3

EQ/LARGE CAP CORE MANAGED VOLATILITY	0.95%	IB	$23.97	15
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.20%	IB	$22.73	6,077
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.25%	IB	$28.98	5,541
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.30%	IB	$28.67	5,803
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.35%	IB	$22.01	3,664
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.40%	IB	$21.78	7,480
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.50%	IB	$27.80	5,352
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.55%	IB	$21.10	7,423
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.60%	IB	$20.87	5,774
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.65%	IB	$27.12	12,155
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.70%	IB	$20.43	1,694
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.80%	IB	$20.00	62
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.90%	IB	$19.58	8

The accompanying notes are an integral part of these financial statements.

FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/LARGE CAP GROWTH INDEX	0.95%	IB	$24.33	4
EQ/LARGE CAP GROWTH INDEX	1.20%	IB	$23.09	1,829
EQ/LARGE CAP GROWTH INDEX	1.25%	IB	$40.06	1,928
EQ/LARGE CAP GROWTH INDEX	1.30%	IB	$39.64	2,731
EQ/LARGE CAP GROWTH INDEX	1.35%	IB	$22.37	1,041
EQ/LARGE CAP GROWTH INDEX	1.40%	IB	$22.14	3,075
EQ/LARGE CAP GROWTH INDEX	1.50%	IB	$38.44	2,638
EQ/LARGE CAP GROWTH INDEX	1.55%	IB	$21.45	5,210
EQ/LARGE CAP GROWTH INDEX	1.60%	IB	$21.23	1,875
EQ/LARGE CAP GROWTH INDEX	1.65%	IB	$37.50	4,432
EQ/LARGE CAP GROWTH INDEX	1.70%	IB	$20.79	1,105
EQ/LARGE CAP GROWTH INDEX	1.80%	IB	$20.36	21
EQ/LARGE CAP GROWTH INDEX	1.90%	IB	$19.93	2

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.95%	IB	$46.33	8
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.20%	IB	$43.75	5,052
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.25%	IB	$37.08	9,265
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.30%	IB	$36.65	10,663
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.35%	IB	$42.27	2,570
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.40%	IB	$41.78	7,649
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.50%	IB	$35.58	12,173
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.55%	IB	$40.37	9,542
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.60%	IB	$39.91	3,706
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.65%	IB	$34.70	18,662
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.70%	IB	$39.00	1,628
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.80%	IB	$38.11	32
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.90%	IB	$37.24	8

EQ/LARGE CAP VALUE INDEX	0.95%	IB	$13.73	—
EQ/LARGE CAP VALUE INDEX	1.20%	IB	$13.24	1,231
EQ/LARGE CAP VALUE INDEX	1.25%	IB	$13.15	4,062
EQ/LARGE CAP VALUE INDEX	1.30%	IB	$13.05	5,334
EQ/LARGE CAP VALUE INDEX	1.35%	IB	$13.15	305
EQ/LARGE CAP VALUE INDEX	1.40%	IB	$12.87	1,841
EQ/LARGE CAP VALUE INDEX	1.50%	IB	$12.68	4,942
EQ/LARGE CAP VALUE INDEX	1.55%	IB	$12.59	4,596
EQ/LARGE CAP VALUE INDEX	1.60%	IB	$12.50	693
EQ/LARGE CAP VALUE INDEX	1.65%	IB	$12.41	10,673
EQ/LARGE CAP VALUE INDEX	1.70%	IB	$12.32	1,913
EQ/LARGE CAP VALUE INDEX	1.80%	IB	$12.14	6

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.95%	IB	$28.10	8
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.20%	IB	$26.58	8,332
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.25%	IB	$22.21	13,176
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.30%	IB	$21.96	12,008
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.35%	IB	$25.71	3,853
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.40%	IB	$25.42	11,984
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.50%	IB	$21.31	16,919
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.55%	IB	$24.59	10,691
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.60%	IB	$24.31	5,480
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.65%	IB	$20.79	19,856
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.70%	IB	$23.78	2,018
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.80%	IB	$23.25	115
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.90%	IB	$22.73	19

The accompanying notes are an integral part of these financial statements.

FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MID CAP INDEX	0.95%	IB	$26.90	—
EQ/MID CAP INDEX	1.20%	IB	$25.62	2,698
EQ/MID CAP INDEX	1.25%	IB	$29.48	3,538
EQ/MID CAP INDEX	1.30%	IB	$29.19	3,386
EQ/MID CAP INDEX	1.35%	IB	$24.88	329
EQ/MID CAP INDEX	1.40%	IB	$24.63	3,633
EQ/MID CAP INDEX	1.50%	IB	$28.29	4,343
EQ/MID CAP INDEX	1.55%	IB	$23.92	4,222
EQ/MID CAP INDEX	1.60%	IB	$23.69	1,625
EQ/MID CAP INDEX	1.65%	IB	$27.59	6,534
EQ/MID CAP INDEX	1.70%	IB	$23.23	1,159
EQ/MID CAP INDEX	1.80%	IB	$22.77	13
EQ/MID CAP INDEX	1.90%	IB	$22.33	—

EQ/MID CAP VALUE MANAGED VOLATILITY	0.95%	IB	$35.38	1
EQ/MID CAP VALUE MANAGED VOLATILITY	1.20%	IB	$33.41	2,610
EQ/MID CAP VALUE MANAGED VOLATILITY	1.25%	IB	$29.28	4,911
EQ/MID CAP VALUE MANAGED VOLATILITY	1.30%	IB	$28.95	4,219
EQ/MID CAP VALUE MANAGED VOLATILITY	1.35%	IB	$32.28	321
EQ/MID CAP VALUE MANAGED VOLATILITY	1.40%	IB	$31.91	3,782
EQ/MID CAP VALUE MANAGED VOLATILITY	1.50%	IB	$28.10	6,643
EQ/MID CAP VALUE MANAGED VOLATILITY	1.55%	IB	$30.83	3,783
EQ/MID CAP VALUE MANAGED VOLATILITY	1.60%	IB	$30.48	1,526
EQ/MID CAP VALUE MANAGED VOLATILITY	1.65%	IB	$27.41	8,009
EQ/MID CAP VALUE MANAGED VOLATILITY	1.70%	IB	$29.78	890
EQ/MID CAP VALUE MANAGED VOLATILITY	1.80%	IB	$29.10	20
EQ/MID CAP VALUE MANAGED VOLATILITY	1.90%	IB	$28.44	3

EQ/MODERATE ALLOCATION	0.95%	B	$78.01	—
EQ/MODERATE ALLOCATION	1.15%	B	$72.84	168
EQ/MODERATE ALLOCATION	1.20%	B	$71.59	1,633
EQ/MODERATE ALLOCATION	1.25%	B	$17.63	23,260
EQ/MODERATE ALLOCATION	1.30%	B	$17.39	47,218
EQ/MODERATE ALLOCATION	1.35%	B	$68.00	488
EQ/MODERATE ALLOCATION	1.40%	B	$66.84	2,875
EQ/MODERATE ALLOCATION	1.50%	B	$16.91	30,087
EQ/MODERATE ALLOCATION	1.55%	B	$63.47	8,576
EQ/MODERATE ALLOCATION	1.60%	B	$62.39	1,242
EQ/MODERATE ALLOCATION	1.65%	B	$16.50	68,967
EQ/MODERATE ALLOCATION	1.70%	B	$60.28	1,553
EQ/MODERATE ALLOCATION	1.80%	B	$58.23	17
EQ/MODERATE ALLOCATION	1.90%	B	$56.25	—

EQ/MODERATE GROWTH STRATEGY	1.30%	IB	$19.75	19,831
EQ/MODERATE GROWTH STRATEGY	1.55%	IB	$19.23	7,923
EQ/MODERATE GROWTH STRATEGY	1.65%	IB	$19.02	6,327
EQ/MODERATE GROWTH STRATEGY	1.70%	IB	$18.92	416

EQ/MODERATE-PLUS ALLOCATION	0.95%	B	$19.99	1
EQ/MODERATE-PLUS ALLOCATION	1.15%	B	$19.36	917
EQ/MODERATE-PLUS ALLOCATION	1.20%	B	$19.20	4,837
EQ/MODERATE-PLUS ALLOCATION	1.25%	B	$21.08	33,870
EQ/MODERATE-PLUS ALLOCATION	1.30%	B	$20.91	66,819
EQ/MODERATE-PLUS ALLOCATION	1.35%	B	$18.74	1,631

The accompanying notes are an integral part of these financial statements.

FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MODERATE-PLUS ALLOCATION	1.40%	B	$18.59	8,348
EQ/MODERATE-PLUS ALLOCATION	1.50%	B	$20.22	37,691
EQ/MODERATE-PLUS ALLOCATION	1.55%	B	$18.15	54,831
EQ/MODERATE-PLUS ALLOCATION	1.60%	B	$18.00	3,145
EQ/MODERATE-PLUS ALLOCATION	1.65%	B	$19.73	118,808
EQ/MODERATE-PLUS ALLOCATION	1.70%	B	$19.56	8,814
EQ/MODERATE-PLUS ALLOCATION	1.70%	B	$19.57	674
EQ/MODERATE-PLUS ALLOCATION	1.80%	B	$17.43	26

EQ/MONEY MARKET	—%	IB	$45.86	10
EQ/MONEY MARKET++	0.65%	IB	$1.02	6,316
EQ/MONEY MARKET++	0.65%	IB	$102.55	138
EQ/MONEY MARKET	0.95%	IB	$31.78	—
EQ/MONEY MARKET	1.15%	IB	$29.40	15
EQ/MONEY MARKET++	1.15%	IB	$29.52	6,817
EQ/MONEY MARKET	1.20%	IB	$28.83	443
EQ/MONEY MARKET++	1.25%	IB	$1.00	141,247
EQ/MONEY MARKET	1.25%	IB	$9.73	2,118
EQ/MONEY MARKET++	1.25%	IB	$100.45	1,288
EQ/MONEY MARKET	1.30%	IB	$9.53	1,610
EQ/MONEY MARKET	1.35%	IB	$27.20	653
EQ/MONEY MARKET++	1.35%	IB	$29.44	531
EQ/MONEY MARKET	1.40%	IB	$26.67	827
EQ/MONEY MARKET	1.50%	IB	$9.33	3,097
EQ/MONEY MARKET	1.55%	IB	$25.15	1,372
EQ/MONEY MARKET	1.55%	IB	$28.07	15
EQ/MONEY MARKET	1.60%	IB	$24.67	572
EQ/MONEY MARKET++	1.65%	IB	$1.00	8,797
EQ/MONEY MARKET	1.65%	IB	$9.11	3,444
EQ/MONEY MARKET++	1.65%	IB	$100.09	262
EQ/MONEY MARKET	1.70%	IB	$23.72	195
EQ/MONEY MARKET	1.80%	IB	$22.81	—

EQ/QUALITY BOND PLUS	1.20%	IB	$17.87	3,578
EQ/QUALITY BOND PLUS	1.25%	IB	$11.47	6,929
EQ/QUALITY BOND PLUS	1.30%	IB	$11.32	10,881
EQ/QUALITY BOND PLUS	1.35%	IB	$17.17	409
EQ/QUALITY BOND PLUS	1.40%	IB	$16.94	5,845
EQ/QUALITY BOND PLUS	1.50%	IB	$11.01	9,642
EQ/QUALITY BOND PLUS	1.55%	IB	$16.28	7,781
EQ/QUALITY BOND PLUS	1.60%	IB	$16.06	1,933
EQ/QUALITY BOND PLUS	1.65%	IB	$10.74	13,530
EQ/QUALITY BOND PLUS	1.70%	IB	$15.64	1,387
EQ/QUALITY BOND PLUS	1.80%	IB	$15.23	17
EQ/QUALITY BOND PLUS	1.90%	IB	$14.83	2

EQ/SMALL COMPANY INDEX	0.95%	IB	$37.51	1
EQ/SMALL COMPANY INDEX	1.20%	IB	$35.48	894
EQ/SMALL COMPANY INDEX	1.25%	IB	$30.26	1,740
EQ/SMALL COMPANY INDEX	1.30%	IB	$29.92	2,548
EQ/SMALL COMPANY INDEX	1.35%	IB	$34.31	276
EQ/SMALL COMPANY INDEX	1.40%	IB	$33.93	1,458
EQ/SMALL COMPANY INDEX	1.50%	IB	$29.04	2,254
EQ/SMALL COMPANY INDEX	1.55%	IB	$32.81	2,229

The accompanying notes are an integral part of these financial statements.

FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/SMALL COMPANY INDEX	1.60%	IB	$32.45	577
EQ/SMALL COMPANY INDEX	1.65%	IB	$28.32	3,823
EQ/SMALL COMPANY INDEX	1.70%	IB	$31.73	521
EQ/SMALL COMPANY INDEX	1.80%	IB	$31.03	2
EQ/SMALL COMPANY INDEX	1.90%	IB	$30.34	1

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.20%	IB	$14.47	653
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.25%	IB	$14.37	1,492
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.30%	IB	$14.27	2,962
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.35%	IB	$14.18	144
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.40%	IB	$14.08	931
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.50%	IB	$13.89	1,846
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.55%	IB	$13.80	2,287
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.60%	IB	$13.71	366
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.65%	IB	$13.61	5,844
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.70%	IB	$13.52	1,024
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.80%	IB	$13.34	1

MULTIMANAGER TECHNOLOGY	0.95%	IB	$42.09	—
MULTIMANAGER TECHNOLOGY	1.20%	IB	$40.22	958
MULTIMANAGER TECHNOLOGY	1.25%	IB	$46.61	1,490
MULTIMANAGER TECHNOLOGY	1.30%	IB	$46.18	2,098
MULTIMANAGER TECHNOLOGY	1.35%	IB	$39.13	209
MULTIMANAGER TECHNOLOGY	1.40%	IB	$38.78	1,854
MULTIMANAGER TECHNOLOGY	1.50%	IB	$44.72	2,516
MULTIMANAGER TECHNOLOGY	1.55%	IB	$37.73	2,845
MULTIMANAGER TECHNOLOGY	1.60%	IB	$37.39	733
MULTIMANAGER TECHNOLOGY	1.65%	IB	$43.62	3,301
MULTIMANAGER TECHNOLOGY	1.70%	IB	$36.71	403
MULTIMANAGER TECHNOLOGY	1.80%	IB	$36.04	9

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a —.
++	This Variable Investment Option is subject to a non-guaranteed fee waiver. If the total return on any given day is negative, the contract charges will be waived in its entirety for such dates.

The accompanying notes are an integral part of these financial statements.

FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2019

	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT SOCIALLY RESPONSIBLE*	EQ/400 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB SHORT DURATION GOVERNMENT BOND*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$5,467,496	$4,445,413	$718,423	$2,648,397	$3,991,763	$8,294,467
Expenses:
Asset-based charges	1,983,722	11,342,015	1,157,087	4,105,314	6,532,944	7,211,162

Net Investment Income (Loss)	3,483,774	(6,896,602)	(438,664)	(1,456,917)	(2,541,181)	1,083,305

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(692,210)	31,852,730	1,602,915	2,816,556	4,150,675	(438,036)
Net realized gain distribution from the Portfolios	2,121,896	19,721,294	1,302,326	7,235,709	18,117,136	—

Net realized gain (loss)	1,429,686	51,574,024	2,905,241	10,052,265	22,267,811	(438,036)

Net change in unrealized appreciation (depreciation) of investments.	4,461,762	103,508,925	16,834,644	48,731,806	70,871,616	4,225,330

Net Realized and Unrealized Gain (Loss) on Investments	5,891,448	155,082,949	19,739,885	58,784,071	93,139,427	3,787,294

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,375,222	$148,186,347	$19,301,221	$57,327,154	$90,598,246	$4,870,599

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2019

	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/BALANCED STRATEGY*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$779,261	$34,168,825	$5,145,705	$555,126	$11,377,555	$13,972,095
Expenses:
Asset-based charges	6,969,864	33,819,362	4,997,556	2,379,879	11,712,471	13,014,740

Net Investment Income (Loss)	(6,190,603)	349,463	148,149	(1,824,753)	(334,916)	957,355

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(5,996,430)	45,009,049	10,720,401	(3,252,399)	57,075,293	(5,135,629)
Net realized gain distribution from the Portfolios	45,932,682	172,482,463	6,303,526	2,384,468	36,384,297	17,695,720

Net realized gain (loss)	39,936,252	217,491,512	17,023,927	(867,931)	93,459,590	12,560,091

Net change in unrealized appreciation (depreciation) of investments.	72,838,354	237,684,624	29,539,698	44,972,818	105,641,114	50,605,205

Net Realized and Unrealized Gain (Loss) on Investments	112,774,606	455,176,136	46,563,625	44,104,887	199,100,704	63,165,296

Net Increase (Decrease) in Net Assets Resulting from Operations	$106,584,003	$455,525,599	$46,711,774	$42,280,134	$198,765,788	$64,122,651

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2019

	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/EQUITY 500 INDEX*	EQ/FRANKLIN BALANCED MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,879,785	$1,085,953	$13,939,211	$22,857,555	$30,193,831	$16,191,596
Expenses:
Asset-based charges	1,905,249	1,065,413	13,366,448	18,053,480	28,657,511	9,449,500

Net Investment Income (Loss)	(25,464)	20,540	572,763	4,804,075	1,536,320	6,742,096

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	3,510,746	814,772	(228,512)	(583,804)	141,306,309	13,949,205
Net realized gain distribution from the Portfolios	1,747,309	423,273	32,505,393	—	38,247,457	12,073,747

Net realized gain (loss)	5,258,055	1,238,045	32,276,881	(583,804)	179,553,766	26,022,952

Net change in unrealized appreciation (depreciation) of investments.	9,444,200	4,055,787	67,146,633	53,125,953	304,472,944	54,373,674

Net Realized and Unrealized Gain (Loss) on Investments	14,702,255	5,293,832	99,423,514	52,542,149	484,026,710	80,396,626

Net Increase (Decrease) in Net Assets Resulting from Operations	$14,676,791	$5,314,372	$99,996,277	$57,346,224	$485,563,030	$87,138,722

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2019

	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$915,734	$19,691,659	$10,367,699	$9,334,335	$2,499,278	$15,920,977
Expenses:
Asset-based charges	1,535,535	15,056,653	11,635,032	9,256,239	2,378,370	12,093,209

Net Investment Income (Loss)	(619,801)	4,635,006	(1,267,333)	78,096	120,908	3,827,768

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	2,320,238	44,405,493	32,550,892	29,335,328	150,845	17,093,227
Net realized gain distribution from the Portfolios	5,826,446	49,136,205	22,106,656	11,530,397	—	14,966,525

Net realized gain (loss)	8,146,684	93,541,698	54,657,548	40,865,725	150,845	32,059,752

Net change in unrealized appreciation (depreciation) of investments.	13,993,949	85,030,845	111,998,095	66,228,818	3,998,244	117,550,128

Net Realized and Unrealized Gain (Loss) on Investments	22,140,633	178,572,543	166,655,643	107,094,543	4,149,089	149,609,880

Net Increase (Decrease) in Net Assets Resulting from Operations	$21,520,832	$183,207,549	$165,388,310	$107,172,639	$4,269,997	$153,437,648

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2019

	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/JANUS ENTERPRISE*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$17,565,896	$8,489,446	$75,300	$18,130,683	$4,427,843	$12,229,759
Expenses:
Asset-based charges	9,222,800	5,507,746	6,633,234	21,167,875	10,534,970	42,984,460

Net Investment Income (Loss)	8,343,096	2,981,700	(6,557,934)	(3,037,192)	(6,107,127)	(30,754,701)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	13,637,695	7,203,985	14,574,937	59,064,606	25,882,942	154,153,002
Net realized gain distribution from the Portfolios	—	8,187,948	28,251,860	93,792,056	51,602,041	234,721,121

Net realized gain (loss)	13,637,695	15,391,933	42,826,797	152,856,662	77,484,983	388,874,123

Net change in unrealized appreciation (depreciation) of investments.	92,876,712	52,654,828	92,204,918	203,096,835	129,539,917	437,896,201

Net Realized and Unrealized Gain (Loss) on Investments	106,514,407	68,046,761	135,031,715	355,953,497	207,024,900	826,770,324

Net Increase (Decrease) in Net Assets Resulting from Operations	$114,857,503	$71,028,461	$128,473,781	$352,916,305	$200,917,773	$796,015,623

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2019

	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$9,488,470	$44,146,119	$8,975,339	$14,233,600	$62,214,759	$9,804,601
Expenses:
Asset-based charges	6,431,113	33,859,064	12,061,231	15,395,556	59,053,647	9,689,014

Net Investment Income (Loss)	3,057,357	10,287,055	(3,085,892)	(1,161,956)	3,161,112	115,587

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	13,522,549	78,647,387	42,133,258	59,988,045	40,966,079	26,405,676
Net realized gain distribution from the Portfolios	23,427,760	138,762,239	32,821,116	58,731,476	183,719,996	15,323,709

Net realized gain (loss)	36,950,309	217,409,626	74,954,374	118,719,521	224,686,075	41,729,385

Net change in unrealized appreciation (depreciation) of investments	50,487,333	261,972,813	98,142,095	111,411,085	286,402,173	60,102,991

Net Realized and Unrealized Gain (Loss) on Investments	87,437,642	479,382,439	173,096,469	230,130,606	511,088,248	101,832,376

Net Increase (Decrease) in Net Assets Resulting from Operations	$90,494,999	$489,669,494	$170,010,577	$228,968,650	$514,249,360	$101,947,963

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2019

	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY*	MULTIMANAGER TECHNOLOGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$101,707,670	$8,887,411	$12,716,855	$5,228,681	$4,252,228	$970,720
Expenses:
Asset-based charges	100,260,575	7,684,751	12,087,665	7,163,002	3,590,066	9,684,799

Net Investment Income (Loss)	1,447,095	1,202,660	629,190	(1,934,321)	662,162	(8,714,079)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	146,664,525	(12,642)	2,302,983	4,566,816	4,796,885	50,490,465
Net realized gain distribution from the Portfolios	410,670,935	27,383	—	30,003,456	15,045,179	59,557,475

Net realized gain (loss)	557,335,460	14,741	2,302,983	34,570,272	19,842,064	110,047,940

Net change in unrealized appreciation (depreciation) of investments.	550,504,097	(8,537)	30,548,247	67,837,691	21,142,328	93,408,208

Net Realized and Unrealized Gain (Loss) on Investments	1,107,839,557	6,204	32,851,230	102,407,963	40,984,392	203,456,148

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,109,286,652	$1,208,864	$33,480,420	$100,473,642	$41,646,554	$194,742,069

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*		1290 VT SOCIALLY RESPONSIBLE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,483,774	$(101,111)	$(6,896,602)	$(8,434,382)	$(438,664)	$(391,882)
Net realized gain (loss)	1,429,686	4,360,717	51,574,024	87,864,337	2,905,241	3,172,665
Net change in unrealized appreciation (depreciation) of investments	4,461,762	(13,589,362)	103,508,925	(224,416,731)	16,834,644	(6,972,907)

Net increase (decrease) in net assets resulting from operations	9,375,222	(9,329,756)	148,186,347	(144,986,776)	19,301,221	(4,192,124)

From Contractowners Transactions:
Payments received from contractowners	304,489	418,693	1,671,846	1,967,740	200,185	133,263
Transfers between Variable Investment Options including guaranteed interest account, net	(174,880)	584,657	(9,310,631)	(22,606,504)	3,926,378	3,188,514
Redemptions for contract benefits and terminations	(9,902,227)	(10,723,753)	(56,408,026)	(62,919,181)	(5,835,142)	(5,236,346)
Contract maintenance charges	(2,507,695)	(2,581,824)	(13,217,709)	(14,150,062)	(1,213,390)	(1,092,433)

Net increase (decrease) in net assets resulting from contractowners transactions	(12,280,313)	(12,302,227)	(77,264,520)	(97,708,007)	(2,921,969)	(3,007,002)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	(14)	22	8	—	(5)	—

Net Increase (Decrease) in net assets	(2,905,105)	(21,631,961)	70,921,835	(242,694,783)	16,379,247	(7,199,126)
Net Assets — Beginning of Year	135,291,622	156,923,583	709,422,204	952,116,987	68,186,591	75,385,717

Net Assets — End of Year	$132,386,517	$135,291,622	$780,344,039	$709,422,204	$84,565,838	$68,186,591

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/400 MANAGED VOLATILITY*		EQ/2000 MANAGED VOLATILITY*		EQ/AB SHORT DURATION GOVERNMENT BOND*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,456,917)	$(1,839,497)	$(2,541,181)	$(3,839,368)	$1,083,305	$(1,056,693)
Net realized gain (loss)	10,052,265	30,597,894	22,267,811	42,400,907	(438,036)	(1,118,458)
Net change in unrealized appreciation (depreciation) of investments	48,731,806	(69,121,915)	70,871,616	(99,702,849)	4,225,330	270,901

Net increase (decrease) in net assets resulting from operations	57,327,154	(40,363,518)	90,598,246	(61,141,310)	4,870,599	(1,904,250)

From Contractowners Transactions:
Payments received from contractowners	619,490	731,291	1,486,168	1,800,137	5,032,635	3,380,502
Transfers between Variable Investment Options including guaranteed interest account, net .	(308,700)	(6,476,836)	(2,376,650)	(7,454,208)	24,133,902	40,449,873
Redemptions for contract benefits and terminations	(23,800,199)	(28,076,221)	(36,051,337)	(42,805,540)	(51,928,460)	(52,318,983)
Contract maintenance charges	(4,454,779)	(4,766,135)	(6,765,659)	(7,365,109)	(10,071,447)	(9,833,761)

Net increase (decrease) in net assets resulting from contractowners transactions	(27,944,188)	(38,587,901)	(43,707,478)	(55,824,720)	(32,833,370)	(18,322,369)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	—	—	—	5	45	(7)

Increase (Decrease) in Net Assets	29,382,966	(78,951,419)	46,890,768	(116,966,025)	(27,962,726)	(20,226,626)
Net Assets — Beginning of Year	257,456,727	336,408,146	413,983,902	530,949,927	496,837,450	517,064,076

Net Assets — End of Year	$286,839,693	$257,456,727	$460,874,670	$413,983,902	$468,874,724	$496,837,450

The	accompanying notes are an integral part of these financial statements.
*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/AB SMALL CAP GROWTH*		EQ/AGGRESSIVE ALLOCATION*		EQ/BALANCED STRATEGY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(6,190,603)	$(7,012,532)	$349,463	$(124,222)	$148,149	$(1,059,867)
Net realized gain (loss)	39,936,252	90,841,723	217,491,512	202,022,903	17,023,927	21,430,211
Net change in unrealized appreciation (depreciation) of investments	72,838,354	(125,496,874)	237,684,624	(437,692,483)	29,539,698	(40,615,924)

Net increase (decrease) in net assets resulting from operations	106,584,003	(41,667,683)	455,525,599	(235,793,802)	46,711,774	(20,245,580)

From Contractowners Transactions:
Payments received from contractowners	1,593,594	1,383,366	5,395,044	6,627,688	2,785,582	517,565
Transfers between Variable Investment Options including guaranteed interest account, net	(7,454,110)	6,246,766	(32,549,400)	(16,961,621)	1,989,955	2,865,469
Redemptions for contract benefits and terminations	(38,453,635)	(39,321,006)	(173,827,581)	(170,485,464)	(38,412,410)	(46,875,619)
Contract maintenance charges	(7,246,637)	(7,416,805)	(41,781,147)	(42,389,895)	(6,225,637)	(6,574,265)

Net increase (decrease) in net assets resulting from contractowners transactions	(51,560,788)	(39,107,679)	(242,763,084)	(223,209,292)	(39,862,510)	(50,066,850)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	5	(8)	24	(26)	—	11

Increase (Decrease) in Net Assets	55,023,220	(80,775,370)	212,762,539	(459,003,120)	6,849,264	(70,312,419)
Net Assets — Beginning of Year	425,490,635	506,266,005	2,102,293,953	2,561,297,073	346,415,014	416,727,433

Net Assets — End of Year	$480,513,855	$425,490,635	$2,315,056,492	$2,102,293,953	$353,264,278	$346,415,014

The	accompanying notes are an integral part of these financial statements.
*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*		EQ/COMMON STOCK INDEX*		EQ/CONSERVATIVE ALLOCATION*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,824,753)	$3,209,810	$(334,916)	$(1,559,113)	$957,355	$(445,591)
Net realized gain (loss)	(867,931)	85,674,376	93,459,590	103,628,590	12,560,091	14,482,658
Net change in unrealized appreciation (depreciation) of investments	44,972,818	(106,565,640)	105,641,114	(156,701,237)	50,605,205	(42,124,407)

Net increase (decrease) in net assets resulting from operations	42,280,134	(17,681,454)	198,765,788	(54,631,760)	64,122,651	(28,087,340)

From Contractowners Transactions:
Payments received from contractowners	796,256	580,132	4,929,661	2,482,443	10,005,057	10,859,855
Transfers between Variable Investment Options including guaranteed interest account, net	6,110,922	(1,343,726)	(9,735,953)	(20,206,101)	35,361,147	26,142,133
Redemptions for contract benefits and terminations	(13,300,599)	(14,089,772)	(72,327,997)	(72,564,119)	(107,096,503)	(119,675,667)
Contract maintenance charges	(3,203,997)	(3,128,084)	(11,536,756)	(11,632,447)	(19,996,674)	(20,269,238)

Net increase (decrease) in net assets resulting from contractowners transactions	(9,597,418)	(17,981,450)	(88,671,045)	(101,920,224)	(81,726,973)	(102,942,917)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	—	—	14	(4)	7	14

Increase (Decrease) in Net Assets	32,682,716	(35,662,904)	110,094,757	(156,551,988)	(17,604,315)	(131,030,243)
Net Assets — Beginning of Year	137,377,863	173,040,767	733,100,393	889,652,381	871,294,615	1,002,324,858

Net Assets — End of Year	$170,060,579	$137,377,863	$843,195,150	$733,100,393	$853,690,300	$871,294,615

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/CONSERVATIVE GROWTH STRATEGY*		EQ/CONSERVATIVE STRATEGY*		EQ/CONSERVATIVE-PLUS ALLOCATION*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(25,464)	$(464,771)	$20,540	$(229,594)	$572,763	$(699,245)
Net realized gain (loss)	5,258,055	7,315,857	1,238,045	2,863,605	32,276,881	41,723,329
Net change in unrealized appreciation (depreciation) of investments	9,444,200	(13,403,530)	4,055,787	(4,842,364)	67,146,633	(88,822,844)

Net increase (decrease) in net assets resulting from operations	14,676,791	(6,552,444)	5,314,372	(2,208,353)	99,996,277	(47,798,760)

From Contractowners Transactions:
Payments received from contractowners	430,919	291,743	407,202	223,870	8,320,606	8,021,758
Transfers between Variable Investment Options including guaranteed interest account, net	1,238,138	(2,423,657)	2,790,983	(37,347)	18,421,485	10,272,618
Redemptions for contract benefits and terminations	(16,178,429)	(17,644,918)	(8,543,772)	(10,742,693)	(96,650,235)	(106,228,886)
Contract maintenance charges	(2,310,948)	(2,433,116)	(1,373,181)	(1,417,142)	(18,049,905)	(18,366,043)

Net increase (decrease) in net assets resulting from contractowners transactions	(16,820,320)	(22,209,948)	(6,718,768)	(11,973,312)	(87,958,049)	(106,300,553)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	—	—	—	—	(16)	22

Increase (Decrease) in Net Assets	(2,143,529)	(28,762,392)	(1,404,396)	(14,181,665)	12,038,212	(154,099,291)
Net Assets — Beginning of Year	131,214,681	159,977,073	74,070,103	88,251,768	882,534,342	1,036,633,633

Net Assets — End of Year	$129,071,152	$131,214,681	$72,665,707	$74,070,103	$894,572,554	$882,534,342

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/CORE BOND INDEX*		EQ/EQUITY 500 INDEX*		EQ/FRANKLIN BALANCED MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$4,804,075	$4,950,257	$1,536,320	$(1,375,911)	$6,742,096	$8,896,529
Net realized gain (loss)	(583,804)	(4,998,256)	179,553,766	192,208,130	26,022,952	47,806,308
Net change in unrealized appreciation (depreciation) of investments	53,125,953	(17,029,760)	304,472,944	(305,633,821)	54,373,674	(94,488,707)

Net increase (decrease) in net assets resulting from operations	57,346,224	(17,077,759)	485,563,030	(114,801,602)	87,138,722	(37,785,870)

From Contractowners Transactions:
Payments received from contractowners	5,938,409	7,355,141	8,001,300	8,354,172	4,287,558	3,491,798
Transfers between Variable Investment Options including guaranteed interest account, net	24,024,894	60,724,409	(6,421,343)	2,944,120	1,346,174	(11,217,107)
Redemptions for contract benefits and terminations	(119,918,584)	(117,379,305)	(157,373,670)	(167,210,070)	(59,891,893)	(60,732,341)
Contract maintenance charges	(21,125,067)	(20,473,502)	(28,159,270)	(27,520,210)	(12,697,867)	(12,879,932)

Net increase (decrease) in net assets resulting from contractowners transactions	(111,080,348)	(69,773,257)	(183,952,983)	(183,431,988)	(66,956,028)	(81,337,582)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	—	9	12	(9)	25	(4)

Increase (Decrease) in Net Assets	(53,734,124)	(86,851,007)	301,610,059	(298,233,599)	20,182,719	(119,123,456)
Net Assets — Beginning of Year	1,263,766,222	1,350,617,229	1,755,373,815	2,053,607,414	613,914,402	733,037,858

Net Assets — End of Year	$1,210,032,098	$1,263,766,222	$2,056,983,874	$1,755,373,815	$634,097,121	$613,914,402

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*		EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY*		EQ/GLOBAL EQUITY MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(619,801)	$(1,094,374)	$4,635,006	$6,859,670	$(1,267,333)	$(4,245,955)
Net realized gain (loss)	8,146,684	20,444,403	93,541,698	290,151,282	54,657,548	111,457,750
Net change in unrealized appreciation (depreciation) of investments	13,993,949	(34,642,371)	85,030,845	(403,588,642)	111,998,095	(224,338,310)

Net increase (decrease) in net assets resulting from operations	21,520,832	(15,292,342)	183,207,549	(106,577,690)	165,388,310	(117,126,515)

From Contractowners Transactions:
Payments received from contractowners	330,918	476,693	4,589,399	4,253,915	2,945,453	3,083,967
Transfers between Variable Investment Options including guaranteed interest account, net	2,502,875	(7,047,665)	(20,015,449)	(8,499,581)	(14,277,693)	(17,510,571)
Redemptions for contract benefits and terminations	(7,884,914)	(10,114,845)	(96,445,766)	(91,522,369)	(61,073,897)	(67,472,634)
Contract maintenance charges	(1,988,847)	(2,145,984)	(19,444,989)	(19,920,708)	(13,845,541)	(14,634,408)

Net increase (decrease) in net assets resulting from contractowners transactions	(7,039,968)	(18,831,801)	(131,316,805)	(115,688,743)	(86,251,678)	(96,533,646)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	—	—	(22)	27	—	11

Increase (Decrease) in Net Assets	14,480,864	(34,124,143)	51,890,722	(222,266,406)	79,136,632	(213,660,150)
Net Assets — Beginning of Year	93,653,206	127,777,349	951,754,518	1,174,020,924	739,427,340	953,087,490

Net Assets — End of Year	$108,134,070	$93,653,206	$1,003,645,240	$951,754,518	$818,563,972	$739,427,340

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/GROWTH STRATEGY*		EQ/INTERMEDIATE GOVERNMENT BOND*		EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$78,096	$(2,342,067)	$120,908	$(371,704)	$3,827,768	$1,710,664
Net realized gain (loss)	40,865,725	44,852,357	150,845	(633,681)	32,059,752	22,298,109
Net change in unrealized appreciation (depreciation) of investments	66,228,818	(90,874,137)	3,998,244	(245,324)	117,550,128	(175,756,606)

Net increase (decrease) in net assets resulting from operations	107,172,639	(48,363,847)	4,269,997	(1,250,709)	153,437,648	(151,747,833)

From Contractowners Transactions:
Payments received from contractowners	396,583	902,897	1,837,266	440,464	3,192,275	3,574,648
Transfers between Variable Investment Options including guaranteed interest account, net	(3,403,717)	156,837	11,007,289	5,407,249	(7,431,161)	4,148,103
Redemptions for contract benefits and terminations	(62,194,618)	(72,530,066)	(18,004,674)	(16,761,004)	(64,513,060)	(73,440,758)
Contract maintenance charges	(10,811,079)	(11,410,701)	(2,838,824)	(2,752,863)	(14,049,005)	(14,925,169)

Net increase (decrease) in net assets resulting from contractowners transactions	(76,012,831)	(82,881,033)	(7,998,943)	(13,666,154)	(82,800,951)	(80,643,176)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	(13)	—	7	—	7	(13)

Increase (Decrease) in Net Assets	31,159,795	(131,244,880)	(3,728,939)	(14,916,863)	70,636,704	(232,391,022)
Net Assets — Beginning of Year	607,136,584	738,381,464	162,178,837	177,095,700	774,518,186	1,006,909,208

Net Assets — End of Year	$638,296,379	$607,136,584	$158,449,898	$162,178,837	$845,154,890	$774,518,186

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/INTERNATIONAL EQUITY INDEX*		EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/JANUS ENTERPRISE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$8,343,096	$6,391,570	$2,981,700	$941,997	$(6,557,934)	$(6,653,743)
Net realized gain (loss)	13,637,695	14,339,904	15,391,933	12,525,079	42,826,797	35,067,083
Net change in unrealized appreciation (depreciation) of investments	92,876,712	(137,659,953)	52,654,828	(90,403,959)	92,204,918	(39,796,425)

Net increase (decrease) in net assets resulting from operations	114,857,503	(116,928,479)	71,028,461	(76,936,883)	128,473,781	(11,383,085)

From Contractowners Transactions:
Payments received from contractowners	2,578,202	2,544,956	2,160,037	1,762,384	1,146,121	978,523
Transfers between Variable Investment Options including guaranteed interest account, net	9,278,322	24,872,075	(1,312,445)	6,040,423	(10,635,130)	5,114,089
Redemptions for contract benefits and terminations	(47,055,481)	(50,285,168)	(29,740,004)	(33,095,196)	(34,823,147)	(33,014,446)
Contract maintenance charges	(10,712,904)	(11,090,391)	(5,916,830)	(6,270,925)	(8,011,553)	(7,597,269)

Net increase (decrease) in net assets resulting from contractowners transactions	(45,911,861)	(33,958,528)	(34,809,242)	(31,563,314)	(52,323,709)	(34,519,103)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	—	—	—	11	—	—

Increase (Decrease) in Net Assets	68,945,642	(150,887,007)	36,219,219	(108,500,186)	76,150,072	(45,902,188)
Net Assets — Beginning of Year	581,708,915	732,595,922	353,667,020	462,167,206	388,859,045	434,761,233

Net Assets — End of Year	$650,654,557	$581,708,915	$389,886,239	$353,667,020	$465,009,117	$388,859,045

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LARGE CAP CORE MANAGED VOLATILITY*		EQ/LARGE CAP GROWTH INDEX*		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(3,037,192)	$(7,526,647)	$(6,107,127)	$(6,240,415)	$(30,754,701)	$(31,113,843)
Net realized gain (loss)	152,856,662	192,834,243	77,484,983	76,365,478	388,874,123	431,060,622
Net change in unrealized appreciation (depreciation) of investments	203,096,835	(292,556,963)	129,539,917	(91,385,281)	437,896,201	(500,545,875)

Net increase (decrease) in net assets resulting from operations	352,916,305	(107,249,367)	200,917,773	(21,260,218)	796,015,623	(100,599,096)

From Contractowners Transactions:
Payments received from contractowners	6,485,193	5,479,214	1,298,824	1,547,783	8,570,479	9,253,623
Transfers between Variable Investment Options including guaranteed interest account, net	(33,189,504)	(49,794,458)	(44,225)	4,947,137	(91,770,029)	(122,693,179)
Redemptions for contract benefits and terminations	(126,725,904)	(135,503,351)	(55,969,440)	(57,635,884)	(243,586,304)	(257,805,349)
Contract maintenance charges	(21,303,914)	(21,807,333)	(10,886,861)	(10,425,761)	(45,447,211)	(45,761,397)

Net increase (decrease) in net assets resulting from contractowners transactions	(174,734,129)	(201,625,928)	(65,601,702)	(61,566,725)	(372,233,065)	(417,006,302)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	16	—	(40)	—	23	(8)

Increase (Decrease) in Net Assets	178,182,192	(308,875,295)	135,316,031	(82,826,943)	423,782,581	(517,605,406)
Net Assets — Beginning of Year	1,322,575,746	1,631,451,041	626,633,711	709,460,654	2,639,153,200	3,156,758,606

Net Assets — End of Year	$1,500,757,938	$1,322,575,746	$761,949,742	$626,633,711	$3,062,935,781	$2,639,153,200

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LARGE CAP VALUE INDEX*		EQ/LARGE CAP VALUE MANAGED VOLATILITY*		EQ/MID CAP INDEX*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,057,357	$2,162,755	$10,287,055	$24,474,398	$(3,085,892)	$(3,968,397)
Net realized gain (loss)	36,950,309	37,806,575	217,409,626	218,095,230	74,954,374	121,280,915
Net change in unrealized appreciation (depreciation) of investments	50,487,333	(85,089,486)	261,972,813	(520,075,446)	98,142,095	(228,347,781)

Net increase (decrease) in net assets resulting from operations	90,494,999	(45,120,156)	489,669,494	(277,505,818)	170,010,577	(111,035,263)

From Contractowners Transactions:
Payments received from contractowners	1,725,284	1,653,333	8,181,512	7,999,596	2,822,602	3,368,003
Transfers between Variable Investment Options including guaranteed interest account, net	9,796,344	(1,356,930)	(35,585,028)	(40,949,092)	(446,170)	(9,349,307)
Redemptions for contract benefits and terminations	(33,129,820)	(33,354,410)	(193,290,180)	(217,365,386)	(65,283,371)	(70,428,299)
Contract maintenance charges	(7,566,132)	(7,431,796)	(35,391,774)	(36,658,793)	(13,051,121)	(13,596,338)

Net increase (decrease) in net assets resulting from contractowners transactions	(29,174,324)	(40,489,803)	(256,085,470)	(286,973,675)	(75,958,060)	(90,005,941)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	(7)	—	19	(12)	—	(5)

Increase (Decrease) in Net Assets	61,320,668	(85,609,959)	233,584,043	(564,479,505)	94,052,517	(201,041,209)
Net Assets — Beginning of Year	391,102,294	476,712,253	2,168,786,903	2,733,266,408	745,773,136	946,814,345

Net Assets — End of Year	$452,422,962	$391,102,294	$2,402,370,946	$2,168,786,903	$839,825,653	$745,773,136

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MID CAP VALUE MANAGED VOLATILITY*		EQ/MODERATE ALLOCATION*		EQ/MODERATE GROWTH STRATEGY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,161,956)	$(3,347,507)	$3,161,112	$317,821	$115,587	$(2,377,688)
Net realized gain (loss)	118,719,521	174,270,309	224,686,075	260,994,184	41,729,385	52,326,906
Net change in unrealized appreciation (depreciation) of investments	111,411,085	(336,589,664)	286,402,173	(520,563,455)	60,102,991	(95,405,976)

Net increase (decrease) in net assets resulting from operations	228,968,650	(165,666,862)	514,249,360	(259,251,450)	101,947,963	(45,456,758)

From Contractowners Transactions:
Payments received from contractowners	3,829,631	3,280,486	30,519,689	26,462,056	834,108	681,471
Transfers between Variable Investment Options including guaranteed interest account, net	(12,682,784)	(19,946,755)	(11,860,030)	(4,915,672)	(3,789,321)	(4,425,458)
Redemptions for contract benefits and terminations	(84,704,205)	(94,593,751)	(398,587,434)	(437,201,677)	(73,512,898)	(88,111,742)
Contract maintenance charges	(16,841,842)	(17,582,193)	(78,407,738)	(80,198,431)	(11,789,927)	(12,693,466)

Net increase (decrease) in net assets resulting from contractowners transactions	(110,399,200)	(128,842,213)	(458,335,513)	(495,853,724)	(88,258,038)	(104,549,195)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	30	(20)	29	6	9	16

Increase (Decrease) in Net Assets	118,569,480	(294,509,095)	55,913,876	(755,105,168)	13,689,934	(150,005,937)
Net Assets — Beginning of Year	962,226,552	1,256,735,647	3,893,453,870	4,648,559,038	658,762,868	808,768,805

Net Assets — End of Year	$1,080,796,032	$962,226,552	$3,949,367,746	$3,893,453,870	$672,452,802	$658,762,868

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MODERATE-PLUS ALLOCATION*		EQ/MONEY MARKET*		EQ/QUALITY BOND PLUS*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,447,095	$1,437,614	$1,202,660	$(204,785)	$629,190	$1,609,021
Net realized gain (loss)	557,335,460	454,854,346	14,741	22,019	2,302,983	(1,909,802)
Net change in unrealized appreciation (depreciation) of investments	550,504,097	(1,027,482,701)	(8,537)	4,511	30,548,247	(13,144,596)

Net increase (decrease) in net assets resulting from operations	1,109,286,652	(571,190,741)	1,208,864	(178,255)	33,480,420	(13,445,377)

From Contractowners Transactions:
Payments received from contractowners	34,796,805	31,177,414	5,140,789,441	3,935,213,425	3,866,234	4,103,101
Transfers between Variable Investment Options including guaranteed interest account, net	(60,105,237)	(48,236,898)	(4,401,313,307)	(3,244,756,738)	9,033,832	15,558,724
Redemptions for contract benefits and terminations	(561,334,518)	(604,168,323)	(601,262,534)	(663,295,419)	(79,895,184)	(85,388,328)
Contract maintenance charges	(129,911,628)	(131,892,944)	(3,162,821)	(3,434,011)	(15,413,251)	(15,612,867)

Net increase (decrease) in net assets resulting from contractowners transactions	(716,554,578)	(753,120,751)	135,050,779	23,727,257	(82,408,369)	(81,339,370)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	(13)	(26)	41,938	181,195	(55)	—

Increase (Decrease) in Net Assets	392,732,061	(1,324,311,518)	136,301,581	23,730,197	(48,928,004)	(94,784,747)
Net Assets — Beginning of Year	6,358,961,845	7,683,273,363	610,776,047	587,045,850	852,641,836	947,426,583

Net Assets — End of Year	$6,751,693,906	$6,358,961,845	$747,077,628	$610,776,047	$803,713,832	$852,641,836

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/SMALL COMPANY INDEX*		EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY*		MULTIMANAGER TECHNOLOGY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,934,321)	$(3,038,118)	$662,162	$3,400,282	$(8,714,079)	$(8,833,911)
Net realized gain (loss)	34,570,272	61,082,726	19,842,064	39,460,646	110,047,940	130,043,896
Net change in unrealized appreciation (depreciation) of investments	67,837,691	(120,648,006)	21,142,328	(79,777,148)	93,408,208	(110,430,230)

Net increase (decrease) in net assets resulting from operations	100,473,642	(62,603,398)	41,646,554	(36,916,220)	194,742,069	10,779,755

From Contractowners Transactions:
Payments received from contractowners	1,310,554	1,960,017	1,060,529	1,113,336	1,454,032	1,845,692
Transfers between Variable Investment Options including guaranteed interest account, net	1,142,841	(5,077,061)	(6,268,281)	(3,213,513)	(11,024,172)	1,965,959
Redemptions for contract benefits and terminations	(37,152,767)	(39,805,008)	(17,682,297)	(21,970,620)	(49,902,019)	(53,786,274)
Contract maintenance charges	(7,768,865)	(8,174,016)	(4,647,439)	(5,051,529)	(10,178,590)	(9,687,572)

Net increase (decrease) in net assets resulting from contractowners transactions	(42,468,237)	(51,096,068)	(27,537,488)	(29,122,326)	(69,650,749)	(59,662,195)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	7	—	—	—	70	—

Increase (Decrease) in Net Assets	58,005,412	(113,699,466)	14,109,066	(66,038,546)	125,091,390	(48,882,440)
Net Assets — Beginning of Year	443,761,025	557,460,491	229,871,939	295,910,485	566,267,744	615,150,184

Net Assets — End of Year	$501,766,437	$443,761,025	$243,981,005	$229,871,939	$691,359,134	$566,267,744

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

The change in units outstanding for the years ended December 31, 2019 and 2018 were as follows:

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	602	(1,390)	(788)	467	(1,261)	(794)

1290 VT GAMCO SMALL COMPANY VALUE	IB	150	(1,214)	(1,064)	147	(1,472)	(1,325)

1290 VT SOCIALLY RESPONSIBLE	IB	501	(612)	(111)	372	(536)	(164)

EQ/400 MANAGED VOLATILITY	IB	602	(2,443)	(1,841)	720	(3,222)	(2,502)

EQ/2000 MANAGED VOLATILITY	IB	409	(3,295)	(2,886)	640	(4,179)	(3,539)

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	5,664	(9,226)	(3,562)	6,961	(8,952)	(1,991)

EQ/AB SMALL CAP GROWTH	IB	523	(1,939)	(1,416)	855	(1,935)	(1,080)

EQ/AGGRESSIVE ALLOCATION	B	928	(13,033)	(12,105)	1,488	(12,807)	(11,319)

EQ/BALANCED STRATEGY	IB	498	(2,855)	(2,357)	378	(3,487)	(3,109)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	730	(1,322)	(592)	229	(1,381)	(1,152)

EQ/COMMON STOCK INDEX	IB	318	(2,339)	(2,021)	257	(2,432)	(2,175)

EQ/CONSERVATIVE ALLOCATION	B	7,056	(13,261)	(6,205)	9,815	(17,760)	(7,945)

EQ/CONSERVATIVE GROWTH STRATEGY	IB	195	(1,310)	(1,115)	152	(1,658)	(1,506)

EQ/CONSERVATIVE STRATEGY	IB	569	(1,109)	(540)	508	(1,487)	(979)

EQ/CONSERVATIVE-PLUS ALLOCATION	B	4,304	(10,214)	(5,910)	5,771	(13,051)	(7,280)

EQ/CORE BOND INDEX	IB	7,394	(16,648)	(9,254)	6,106	(12,201)	(6,095)

EQ/EQUITY 500 INDEX	IB	1,952	(6,772)	(4,820)	2,368	(7,620)	(5,252)

EQ/FRANKLIN BALANCED MANAGED VOLATILITY	IB	1,514	(6,115)	(4,601)	1,636	(7,379)	(5,743)

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	344	(765)	(421)	425	(1,519)	(1,094)

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	IB	603	(10,889)	(10,286)	1,256	(10,358)	(9,102)

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	298	(3,136)	(2,838)	443	(3,638)	(3,195)

EQ/GROWTH STRATEGY	IB	106	(3,965)	(3,859)	257	(4,533)	(4,276)

EQ/INTERMEDIATE GOVERNMENT BOND	IB	2,291	(2,682)	(391)	1,356	(2,384)	(1,028)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	520	(5,919)	(5,399)	1,054	(6,139)	(5,085)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/INTERNATIONAL EQUITY INDEX	IB	1,425	(4,496)	(3,071)	2,266	(4,509)	(2,243)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	342	(2,319)	(1,977)	691	(2,399)	(1,708)

EQ/JANUS ENTERPRISE	IB	639	(2,477)	(1,838)	1,030	(2,384)	(1,354)

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	438	(8,263)	(7,825)	453	(9,974)	(9,521)

EQ/LARGE CAP GROWTH INDEX	IB	1,462	(4,005)	(2,543)	1,794	(4,542)	(2,748)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	288	(11,258)	(10,970)	566	(13,727)	(13,161)

EQ/LARGE CAP VALUE INDEX	IB	2,028	(4,531)	(2,503)	1,946	(5,521)	(3,575)

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	589	(12,695)	(12,106)	575	(14,358)	(13,783)

EQ/MID CAP INDEX	IB	669	(3,736)	(3,067)	800	(4,438)	(3,638)

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	225	(4,296)	(4,071)	191	(4,905)	(4,714)

EQ/MODERATE ALLOCATION	B	1,445	(24,251)	(22,806)	2,139	(27,210)	(25,071)

EQ/MODERATE GROWTH STRATEGY	IB	163	(4,962)	(4,799)	147	(5,948)	(5,801)

EQ/MODERATE-PLUS ALLOCATION	B	1,403	(39,934)	(38,531)	1,681	(42,972)	(41,291)

EQ/MONEY MARKET	IB	2,489,660	(2,505,026)	(15,366)	2,972,948	(2,976,754)	(3,806)

EQ/QUALITY BOND PLUS	IB	4,479	(10,779)	(6,300)	3,545	(10,220)	(6,675)

EQ/SMALL COMPANY INDEX	IB	512	(2,001)	(1,489)	661	(2,390)	(1,729)

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	IB	339	(2,488)	(2,149)	913	(3,145)	(2,232)

MULTIMANAGER TECHNOLOGY	IB	940	(2,797)	(1,857)	1,473	(3,228)	(1,755)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements

December 31, 2019

1.	Organization

AXA Equitable Life Insurance Company (“AXA Equitable”) Separate Account No. 49 (“the Account”) is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AXA Premier VIP Trust (“VIP”), and EQ Advisors Trust (“EQAT”) (collectively, “the Trusts”). The Trusts are open-ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts have separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below. The Account presents, for each of these Variable Investment Options, a Statement of Assets and Liabilities as of December 31, 2019, a Statement of Operations for the year ended December 31, 2019, and a Statement of Changes in Net Assets for the years ended December 31, 2019 and 2018:

AXA Premier VIP Trust*

•	EQ/Aggressive Allocation(1)
•	EQ/Conservative Allocation(2)
•	EQ/Conservative-PLUS Allocation(3)
•	EQ/Moderate Allocation(4)
•	EQ/Moderate-PLUS Allocation(5)

EQ Advisors Trust*

•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT Socially Responsible
•	EQ/400 Managed Volatility(6)
•	EQ/2000 Managed Volatility(7)
•	EQ/AB Short Duration Government Bond(8)
•	EQ/AB Small Cap Growth(9)
•	EQ/Balanced Strategy(10)
•	EQ/Clearbridge Select Equity Managed Volatility
•	EQ/Common Stock Index
•	EQ/Conservative Growth Strategy(11)
•	EQ/Conservative Strategy(12)
•	EQ/Core Bond Index
•	EQ/Equity 500 Index
•	EQ/Franklin Balanced Managed Volatility(13)
•	EQ/Franklin Small Cap Value Managed Volatility(14)
•	EQ/Franklin Templeton Allocation Managed Volatility(15)
•	EQ/Global Equity Managed Volatility(16)
•	EQ/Growth Strategy(17)
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility(18)
•	EQ/International Equity Index
•	EQ/International Value Managed Volatility(19)
•	EQ/Janus Enterprise(20)
•	EQ/Large Cap Core Managed Volatility(21)
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility(22)
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility(23)
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility(24)
•	EQ/Moderate Growth Strategy(25)
•	EQ/Money Market
•	EQ/Quality Bond PLUS
•	EQ/Small Company Index
•	EQ/Templeton Global Equity Managed Volatility(26)
•	Multimanager Technology

(1)	Formerly known as AXA Aggressive Allocation.
(2)	Formerly known as AXA Conservative Allocation.
(3)	Formerly known as AXA Conservative-PLUS Allocation.
(4)	Formerly known as AXA Moderate Allocation.
(5)	Formerly known as AXA Moderate-PLUS Allocation.
(6)	Formerly known as AXA 400 Managed Volatility.
(7)	Formerly known as AXA 2000 Managed Volatility.
(8)	Formerly known as AXA/AB Short Duration Government Bond.
(9)	Formerly known as AXA/AB Small Cap Growth.
(10)	Formerly known as AXA Balanced Strategy.
(11)	Formerly known as AXA Conservative Growth Strategy.
(12)	Formerly known as AXA Conservative Strategy.
(13)	Formerly known as AXA/Franklin Balanced Managed Volatility.
(14)	Formerly known as AXA/Franklin Small Cap Value Managed Volatility.
(15)	Formerly known as AXA/Franklin Templeton Allocation Managed Volatility.
(16)	Formerly known as AXA Global Equity Managed Volatility.
(17)	Formerly known as AXA Growth Strategy.
(18)	Formerly known as AXA International Core Managed Volatility.
(19)	Formerly known as AXA International Value Managed Volatility.
(20)	Formerly known as AXA/Janus Enterprise.
(21)	Formerly known as AXA Large Cap Core Managed Volatility.
(22)	Formerly known as AXA Large Cap Growth Managed Volatility.
(23)	Formerly known as AXA Large Cap Value Managed Volatility.
(24)	Formerly known as AXA Mid Cap Value Managed Volatility.
(25)	Formerly known as AXA Moderate Growth Strategy.
(26)	Formerly known as AXA/Templeton Global Equity Managed Volatility.

*	An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.
Note: Separate Account No. 49 also includes one Variable Investment Option that has not been offered to the public and for which the financial statements have not been included herein.

FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

1.	Organization (Continued)

The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Stylus, Accumulator Advisor, Accumulator Express, Retirement Income for Life, Structured Capital Strategies, including all contracts issued currently (collectively, the “Contracts”). These annuities in the Accumulator series are offered with the same Variable Investment Options for use as a nonqualified annuity (“NQ”) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans (“QP”), an individual retirement annuity (“IRA”) or a tax-shelter annuity (“TSA”). The Accumulator series of annuities are offered under group and individual variable annuity forms.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable’s other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The amount retained by AXA Equitable in the Account arises primarily from (1) contributions from AXA Equitable, and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

2.	Significant Accounting Policies (Continued)

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable’s General Account, and/or fixed maturity options of Separate Account No. 46 and/or index fund options of Separate Account No. 68.

Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46 and/or index fund options of Separate Account No. 68. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable’s General Account to provide for other policy benefits. AXA Equitable’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Taxes:

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

4.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2019 were as follows:

	Purchases	Sales
1290 VT GAMCO MERGERS & ACQUISITIONS	$17,018,360	$23,693,016
1290 VT GAMCO SMALL COMPANY VALUE	34,256,789	98,696,609
1290 VT SOCIALLY RESPONSIBLE	12,040,065	14,098,377
EQ/400 MANAGED VOLATILITY	19,066,495	41,231,892
EQ/2000 MANAGED VOLATILITY	28,176,346	56,307,868
EQ/AB SHORT DURATION GOVERNMENT BOND	60,784,535	92,534,557
EQ/AB SMALL CAP GROWTH	65,608,909	77,427,613
EQ/AGGRESSIVE ALLOCATION	224,523,614	294,454,748
EQ/BALANCED STRATEGY	18,419,524	51,830,359
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	15,136,445	24,174,148
EQ/COMMON STOCK INDEX	61,423,666	114,045,316
EQ/CONSERVATIVE ALLOCATION	123,364,305	186,438,196
EQ/CONSERVATIVE GROWTH STRATEGY	6,613,096	21,711,571
EQ/CONSERVATIVE STRATEGY	8,618,730	14,893,686
EQ/CONSERVATIVE-PLUS ALLOCATION	109,284,652	164,164,559
EQ/CORE BOND INDEX	107,902,264	214,178,537
EQ/EQUITY 500 INDEX	132,917,451	277,086,645
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	50,310,912	98,451,072
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	12,515,014	14,348,337
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	76,493,266	154,038,882
EQ/GLOBAL EQUITY MANAGED VOLATILITY	40,768,997	106,181,351
EQ/GROWTH STRATEGY	22,930,541	87,334,892
EQ/INTERMEDIATE GOVERNMENT BOND	30,819,572	38,697,600
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	38,550,009	102,556,661
EQ/INTERNATIONAL EQUITY INDEX	38,781,008	76,349,773
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	22,578,901	46,218,495
EQ/JANUS ENTERPRISE	46,667,039	77,296,823
EQ/LARGE CAP CORE MANAGED VOLATILITY	121,452,670	205,431,919
EQ/LARGE CAP GROWTH INDEX	95,825,419	115,932,245
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	256,491,798	424,758,420
EQ/LARGE CAP VALUE INDEX	56,573,189	59,262,403
EQ/LARGE CAP VALUE MANAGED VOLATILITY	194,873,337	301,909,494
EQ/MID CAP INDEX	58,292,749	104,515,585
EQ/MID CAP VALUE MANAGED VOLATILITY	78,911,236	131,740,886
EQ/MODERATE ALLOCATION	282,307,742	553,762,117
EQ/MODERATE GROWTH STRATEGY	28,018,726	100,837,459
EQ/MODERATE-PLUS ALLOCATION	537,639,861	842,076,422
EQ/MONEY MARKET	8,440,215,260	8,303,765,104
EQ/QUALITY BOND PLUS	67,439,271	149,218,505
EQ/SMALL COMPANY INDEX	49,858,162	64,257,257
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	23,670,068	35,500,215
MULTIMANAGER TECHNOLOGY	96,887,192	115,694,475

5.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares and VIP issues Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, administration and other Portfolio expenses. Class A, Class IA, Class B and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT and VIP in the manner prescribed under Rule 12b-1 under

FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

5.	Expenses and Related Party Transactions (Continued)

the 1940 Act. The Distribution Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class A, Class IA, Class B and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT and VIP, on behalf of each Portfolio, have entered into distribution agreements with AXA Distributions, LLC (“AXA Distributors”), a wholly-owned subsidiary of AXA Equitable and an affiliate of AXA Equitable Funds Management Group, LLC (“FMG LLC”). The Distribution Plans provide that AXA Distributors will be entitled to receive a maximum 12b-1 fee as described above.

FMG LLC, a wholly-owned subsidiary of AXA Equitable serves as investment adviser of the Portfolios of EQAT and VIP. FMG LLC either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. FMG LLC receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT and VIP, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. FMG LLC also serves as administrator of the Portfolios of EQAT and VIP. As the administrator, FMG LLC either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. FMG LLC receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.58% to a high of 1.31% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the EQ/AB Short Duration Government Bond; EQ/AB Small Cap Growth, EQ/Common Stock Index; EQ/Equity 500 Index; EQ/International Equity Index; EQ/Large Cap Growth Index; EQ/Large Cap Value Index; EQ/Mid Cap Index and EQ/Small Company Index; as well as a portion of EQ/Large Cap Value Managed Volatility; EQ/Quality Bond PLUS; and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable Holdings, Inc.

AXA Advisors and AXA Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries (“AXA Network”) (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.

AXA Equitable serves as the transfer agent for EQAT and VIP.

FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

6.	Asset-based Charges and Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as “Asset-based Charges” in the Statement of Operations. Under the Contracts, AXA Equitable charges the account for the following:

	Mortality and Expense Risks	Asset-based Administration Charge	Distribution Charge	Current Aggregate Charge	Maximum Aggregate Charge

Accumulator and Rollover IRA issued before May 1, 1997	0.90%	0.30%	—	1.20%	1.20%

Accumulator issued on or after May 1, 1997	1.10%	0.25%	—	1.35%	1.35%

Accumulator issued on or after March 1, 2000	1.10%	0.25%	0.20%	1.55%	1.55%

Accumulator issued on or after April 1, 2002	0.75%	0.25%	0.20%	1.20%	1.20%

Accumulator issued on or after September 15, 2003	0.75%	0.30%	0.20%	1.25%	1.25%

Accumulator 06, 07, 8.0, 9.0	0.80%	0.30%	0.20%	1.30%	1.30%

Accumulator Elite, Plus, Select	1.10%	0.25%	0.25%	1.60%	1.60%

Accumulator Select II	1.10%	0.35%	0.45%	1.90%	1.90%

Accumulator Select issued on or after April 1, 2002	1.10%	0.25%	0.35%	1.70%	1.70%

Accumulator Plus issued on or after April 1, 2002	0.90%	0.25%	0.25%	1.40%	1.40%

Accumulator Plus issued on or after September 15, 2003	0.90%	0.35%	0.25%	1.50%	1.50%

Accumulator Plus 06, 07, 8.0, 9.0	0.95%	0.35%	0.25%	1.55%	1.55%

Accumulator Elite issued on or after September 15, 2003	1.10%	0.30%	0.25%	1.65%	1.65%

Accumulator Elite II	1.10%	0.25%	0.45%	1.80%	1.80%

Accumulator Elite 06, 07, 8.0, 9.0	1.10%	0.30%	0.25%	1.65%	1.65%

Stylus	0.80%	0.30%	0.05%	1.15%	1.15%

Retirement Income for Life	0.75%	0.30%	0.20%	1.25%	1.25%

Retirement Income for Life (NY)	0.80%	0.30%	0.20%	1.30%	1.30%

Accumulator Advisor(1)	0.50%	—	—	0.50%	0.50%

Accumulator Express	0.70%	0.25%	—	0.95%	0.95%

Structured Capital Strategies PLUS Guard	1.15%	—	—	—	—

Structured Capital Strategies Series B(2)	1.25%	—	—	1.25%	1.25%

Structured Capital Strategies Series ADV(2)	0.65%	—	—	0.65%	0.65%

Structured Capital Strategies Series C(2)	1.65%	—	—	1.65%	1.65%

Structured Capital Strategies 16 Series B(2)	1.25%	—	—	1.25%	1.25%

Structured Capital Strategies 16 Series ADV(2)	0.25%	—	—	0.25%	0.25%

Structured Capital Strategies 16 Series C(2)	1.65%	—	—	1.65%	1.65%

Structured Capital Strategies PLUS	1.15%	—	—	1.15%	1.15%

(1)	Accumulator Advisor’s annual charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.
(2)	Under Structured Capital Strategies Prospectus, Mortality and Expense Risks is referred to as a contract fee.

FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

6.	Asset-based Charges and Contractowner Charges (Continued)

Included as part of “Contract Maintenance Charges” in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value as a redemption of units.

The table below lists the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Charges for state premium and other applicable taxes	At time of transaction	Varies by state	Applied to an annuity payout option

Annual Administrative Charge	Annually on each contract date anniversary.	Depending on account value, in Years 1 to 2 lesser of $30 or 2% of account value, thereafter $30	Unit liquidation from account value

Variable Immediate Annuity payout option administrative fee	At time of transaction	$350 annuity administrative fee	Unit liquidation from account value

Withdrawal charge	At time of transaction	Low – 0% in contract year 10 and thereafter.	Unit liquidation from account value

High – 8% in contract years 1 and 2. The charge is 7% in contract years 3 and 4, and declines 1% each contract year until it reaches 0% in contract year 10.

Note – Depending on the contract and/or certain elections made under the contract, the withdrawal charge may or may not apply.

BaseBuilder benefit charge	Annually on each contract date anniversary.	0.30%	Unit liquidation from account value

Protection Plus	Annually on each contract date anniversary.	Low – 0.20% High – 0.35%	Unit liquidation from account value

Guaranteed minimum death benefit options:

Annual ratchet to age 85	Annually on each contract date anniversary.	Low – 0.20% of the Annual ratchet to age 85 benefit base	Unit liquidation from account value

High – 0.35% of the Annual ratchet to age 85 benefit base

Greater of 4% roll up to age 85 or Annual ratchet to age 85	Annually on each contract date anniversary.	1.00% of the greater of 4% roll-up to age 85 or Annual ratchet to age 85 benefit base (max to 1.15%)

Greater of 5% rollup to age 85 or annual ratchet to age 85	Annually on each contract date anniversary.	Low – 0.50% of the greater of 5% roll-up to age 85 or annual ratchet to age 85 benefit base	Unit liquidation from account value

High – 1.00 % of 5% roll-up to age 85 or Annual ratchet to age 85 benefit base

6% rollup to age 80 or 70		0.20% of 6% roll-up to age 80 (or 70) benefit base

FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

6.	Asset-based Charges and Contractowner Charges (Continued)

Charges	When charge is deducted	Amount deducted	How deducted

6% rollup to age 85	Annually on each contract date anniversary.	Low – 0.35% of the 6% roll-up to age 85 benefit base	Unit liquidation from account value

High – 0.45% of the 6% roll-up to age 85 benefit base

Greater of 6.5%, 6% or 3% rollup to age 85 or annual ratchet to age 85	Annually on each contract date anniversary.	Low – 0.45% of the 6% roll-up to age 85 benefit base or the Annual ratchet to age 85 benefit base, as applicable	Unit liquidation from account value

High – 1.10% of the 6.5%, 6% or 3% roll-up to age 85 benefit base or the Annual ratchet to age 85 benefit base, as applicable

Greater of 5% rollup to owner’s age 80 or Annual ratchet to owner’s age 80		Low – 0.80% (max 0.95%) of the 5% roll-up to age 80 benefit base or the annual ratchet benefit base, as applicable

High – 1.25% (max 1.25%) of the 5% roll-up to age 80 benefit base or the annual ratchet benefit base, as applicable

Greater of compounded annual roll-up to age 85 or annual ratchet to age 85

Low – 0.80% (max 0.95%) of the roll-up to age 85 benefit base or annual ratchet to age 85 benefit base, as applicable

High – 1.05% (max 1.05%) of the roll-up to age 85 benefit base or annual ratchet to age 85 benefit base, as applicable

Greater of GMDB I Greater of GMDB II	Annually on each contract date anniversary.	GMDB I election: 0.80% (max 1.05%) GMDB II election: 1.00% (max 1.25%)	Unit liquidation from account value

Greater of GMIB I Greater of GMIB II	Annually on each contract date anniversary.	GMIB I election: 0.80% (max 1.20%) GMIB II election: 1.00% (max 1.40%)	Unit liquidation from account value

Guaranteed Withdrawal Benefit for Life Enhanced Death Benefit	Annually on each contract date anniversary.	0.30%	Unit liquidation from account value

Earnings Enhancement Benefit (additional death benefit)	Annually on each contract date anniversary.	0.35%	Unit liquidation from account value

Guaranteed Minimum Income Benefit	Annually on each contract date anniversary.	Low – 0.45% High – 1.15% (max 1.30%)	Unit liquidation from account value

Guaranteed Principal Benefit	Annually on first 10 contract date anniversaries	Low – 100% Guaranteed Principal Benefit – 0.50%	Unit liquidation from account value

High – 125% Guaranteed Principal Benefit – 0.75%

Guaranteed Withdrawal Benefit	Annually on each contract date anniversary.	Low – 5% Withdrawal Option is 0.35% (max 0.60%)	Unit liquidation from account value

High – 7% Withdrawal Option is 0.50% (max 0.80%)

FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

6.	Asset-based Charges and Contractowner Charges (Continued)

Charges	When charge is deducted	Amount deducted	How deducted

Net Loan Interest charge for Rollover	Netted against loan repayment	2.00%	Unit liquidation from account value

Retirement Income for Life Benefit charge	Annually on contract date anniversary.	Low – 0.60% for Single life 0.75% for Joint life	Unit liquidation from account value

High – 0.75% for Single life 0.90% for Joint life

Guaranteed Withdrawal Benefit for Life (GWBL)	Annually on each contract date anniversary.	Low – 0.60% for Single life; 0.75% for Joint life	Unit liquidation from account value

High – 0.80% for Single life; 0.95% for Joint life

Death benefit under converted GWBL	Annually on each contract date anniversary.	The GMDB charge in effect prior to conversion will be deducted. Note – Charge will vary depending on combination GMDB elections.	Unit liquidation from account value

Converted Guaranteed withdrawal benefit for life charge	Upon initial conversion and annually on each contract date anniversary thereafter	Single and Joint life – charge is equal to the percentage of Guaranteed minimum income benefit base charge deducted as the Guaranteed minimum income benefit charge on the conversion effective date. Annual ratchets may increase the charge to a percentage equal to the maximum charge for the Guaranteed minimum income benefit.	Unit liquidation from account value

Return of Premium (ROP) DB	Daily	Cost is 0.20%. Max is 0.40%.	Unit liquidation from account value

Charge for each additional transfer in excess of 12 transfers per contract year	At time of transaction	Maximum Charge $35 Current Charge $0	Unit liquidation from account value

Special service charges:

Express mail charge	At time of transaction	Current and Maximum Charge: $35	Unit liquidation from account value

Wire transfer charge	At time of transaction	Current and Maximum Charge: $90	Unit liquidation from account value

Duplicate contract charge	At time of transaction	Current and Maximum Charge: $35	Unit liquidation from account value

Check preparation charge	At time of transaction	Maximum Charge: $85. Current charge: $0 Note – This charge is currently waived. This waiver may discontinue with or without notice.	Unit liquidation from account value

Charge for third party transfer or exchange	At time of transaction	Maximum Charge: $125. Current charge: $65 Note – This charge is currently waived. This waiver may discontinue with or without notice.	Unit liquidation from account value

FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT GAMCO Mergers & Acquisitions
2019	Lowest contract charge 1.20% Class IB	$16.56	—	—	—	7.32%
	Highest contract charge 1.80% Class IB	$15.14	—	—	—	6.62%
	All contract charges	—	8,328	$132,273	4.05%
2018	Lowest contract charge 1.20% Class IB	$15.43	—	—	—	(6.03)%
	Highest contract charge 1.80% Class IB	$14.20	—	—	—	(6.58)%
	All contract charges	—	9,116	$135,186	1.41%
2017	Lowest contract charge 1.20% Class IB	$16.42	—	—	—	4.92%
	Highest contract charge 1.80% Class IB	$15.20	—	—	—	4.25%
	All contract charges	—	9,910	$156,812	0.16%
2016	Lowest contract charge 1.20% Class IB	$15.65	—	—	—	6.39%
	Highest contract charge 1.80% Class IB	$14.58	—	—	—	5.73%
	All contract charges	—	10,886	$164,621	0.01%
2015	Lowest contract charge 1.20% Class IB	$14.71	—	—	—	1.38%
	Highest contract charge 1.80% Class IB	$13.79	—	—	—	0.80%
	All contract charges	—	12,267	$174,758	0.00%

1290 VT GAMCO Small Company Value
2019	Lowest contract charge 1.20% Class IB	$78.76	—	—	—	21.86%
	Highest contract charge 1.90% Class IB	$63.00	—	—	—	21.01%
	All contract charges	—	10,091	$780,265	0.58%
2018	Lowest contract charge 0.95% Class IB	$69.80	—	—	—	(16.39)%
	Highest contract charge 1.90% Class IB	$52.06	—	—	—	(17.20)%
	All contract charges	—	11,155	$709,361	0.53%
2017	Lowest contract charge 0.95% Class IB	$83.48	—	—	—	15.00%
	Highest contract charge 1.90% Class IB	$62.87	—	—	—	13.89%
	All contract charges	—	12,480	$952,047	0.59%
2016	Lowest contract charge 0.95% Class IB	$72.59	—	—	—	22.10%
	Highest contract charge 1.90% Class IB	$55.20	—	—	—	20.95%
	All contract charges	—	13,796	$919,875	0.49%
2015	Lowest contract charge 0.95% Class IB	$59.45	—	—	—	(6.60)%
	Highest contract charge 1.90% Class IB	$45.64	—	—	—	(7.50)%
	All contract charges	—	15,235	$835,281	0.50%

1290 VT Socially Responsible
2019	Lowest contract charge 1.20% Class IB	$20.92	—	—	—	28.66%
	Highest contract charge 1.80% Class IB	$18.48	—	—	—	27.89%
	All contract charges	—	3,597	$84,475	0.91%
2018	Lowest contract charge 1.20% Class IB	$16.26	—	—	—	(5.52)%
	Highest contract charge 1.80% Class IB	$14.45	—	—	—	(6.11)%
	All contract charges	—	3,708	$68,116	0.96%
2017	Lowest contract charge 1.20% Class IB	$17.21	—	—	—	19.02%
	Highest contract charge 1.80% Class IB	$15.39	—	—	—	18.29%
	All contract charges	—	3,872	$75,311	1.03%

FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Socially Responsible (Continued)
2016	Lowest contract charge 1.20% Class IB	$14.46	—	—	—	8.64%
	Highest contract charge 1.80% Class IB	$13.01	—	—	—	7.97%
	All contract charges	—	4,056	$66,449	1.14%
2015	Lowest contract charge 1.20% Class IB	$13.31	—	—	—	(0.75)%
	Highest contract charge 1.80% Class IB	$12.05	—	—	—	(1.39)%
	All contract charges	—	4,679	$70,768	0.99%

EQ/400 Managed Volatility
2019	Lowest contract charge 1.20% Class IB	$16.69	—	—	—	23.45%
	Highest contract charge 1.90% Class IB	$15.92	—	—	—	22.56%
	All contract charges	—	17,473	$286,745	0.94%
2018	Lowest contract charge 0.95% Class IB	$13.72	—	—	—	(13.11)%
	Highest contract charge 1.90% Class IB	$12.99	—	—	—	(13.97)%
	All contract charges	—	19,314	$257,381	0.90%
2017	Lowest contract charge 0.95% Class IB	$15.79	—	—	—	14.17%
	Highest contract charge 1.90% Class IB	$15.10	—	—	—	13.11%
	All contract charges	—	21,816	$336,321	0.74%
2016	Lowest contract charge 0.95% Class IB	$13.83	—	—	—	18.51%
	Highest contract charge 1.90% Class IB	$13.35	—	—	—	17.41%
	All contract charges	—	24,008	$325,978	0.75%
2015	Lowest contract charge 0.95% Class IB	$11.67	—	—	—	(4.03)%
	Highest contract charge 1.90% Class IB	$11.37	—	—	—	(5.01)%
	All contract charges	—	26,133	$300,803	0.52%

EQ/2000 Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$16.80	—	—	—	23.26%
	Highest contract charge 1.90% Class IB	$15.76	—	—	—	22.08%
	All contract charges	—	28,331	$460,532	0.89%
2018	Lowest contract charge 0.95% Class IB	$13.63	—	—	—	(12.74)%
	Highest contract charge 1.90% Class IB	$12.91	—	—	—	(13.59)%
	All contract charges	—	31,217	$413,706	0.72%
2017	Lowest contract charge 0.95% Class IB	$15.62	—	—	—	12.78%
	Highest contract charge 1.90% Class IB	$14.94	—	—	—	11.66%
	All contract charges	—	34,756	$530,633	0.70%
2016	Lowest contract charge 0.95% Class IB	$13.85	—	—	—	19.40%
	Highest contract charge 1.90% Class IB	$13.38	—	—	—	18.30%
	All contract charges	—	38,753	$527,274	0.72%
2015	Lowest contract charge 0.95% Class IB	$11.60	—	—	—	(6.07)%
	Highest contract charge 1.90% Class IB	$11.31	—	—	—	(6.91)%
	All contract charges	—	43,378	$496,898	0.37%

EQ/AB Short Duration Government Bond
2019	Lowest contract charge 1.20% Class IB	$9.46	—	—	—	1.28%
	Highest contract charge 1.90% Class IB	$9.02	—	—	—	0.56%
	All contract charges	—	50,495	$468,549	1.72%
2018	Lowest contract charge 1.20% Class IB	$9.34	—	—	—	—%
	Highest contract charge 1.90% Class IB	$8.97	—	—	—	(0.77)%
	All contract charges	—	54,057	$496,516	1.29%
2017	Lowest contract charge 0.95% Class IB	$9.45	—	—	—	(0.74)%
	Highest contract charge 1.90% Class IB	$9.04	—	—	—	(1.74)%
	All contract charges	—	56,048	$516,742	0.48%
2016	Lowest contract charge 0.95% Class IB	$9.52	—	—	—	(0.83)%
	Highest contract charge 1.90% Class IB	$9.20	—	—	—	(1.71)%
	All contract charges	—	61,422	$573,463	0.09%
2015	Lowest contract charge 0.95% Class IB	$9.60	—	—	—	(1.44)%
	Highest contract charge 1.90% Class IB	$9.36	—	—	—	(2.40)%
	All contract charges	—	67,954	$643,138	0.00%

FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/AB Small Cap Growth
2019	Lowest contract charge 0.95% Class IB	$50.56	—	—	—	26.59%
	Highest contract charge 1.90% Class IB	$40.63	—	—	—	25.36%
	All contract charges	—	12,224	$480,449	0.16%
2018	Lowest contract charge 0.95% Class IB	$39.94	—	—	—	(8.75)%
	Highest contract charge 1.90% Class IB	$32.41	—	—	—	(9.65)%
	All contract charges	—	13,640	$425,441	0.12%
2017	Lowest contract charge 0.95% Class IB	$43.77	—	—	—	21.52%
	Highest contract charge 1.90% Class IB	$35.87	—	—	—	20.37%
	All contract charges	—	14,720	$506,213	0.28%
2016	Lowest contract charge 0.95% Class IB	$36.02	—	—	—	11.48%
	Highest contract charge 1.90% Class IB	$29.80	—	—	—	10.45%
	All contract charges	—	16,183	$461,337	0.36%
2015	Lowest contract charge 0.95% Class IB	$32.31	—	—	—	(3.81)%
	Highest contract charge 1.90% Class IB	$26.98	—	—	—	(4.77)%
	All contract charges	—	18,252	$469,041	0.05%

EQ/Aggressive Allocation
2019	Lowest contract charge 1.15% Class B	$21.41	—	—	—	23.05%
	Highest contract charge 1.90% Class B	$18.97	—	—	—	22.15%
	All contract charges	—	106,585	$2,315,011	1.52%
2018	Lowest contract charge 1.15% Class B	$17.40	—	—	—	(9.75)%
	Highest contract charge 1.90% Class B	$15.53	—	—	—	(10.49)%
	All contract charges	—	118,690	$2,102,267	1.51%
2017	Lowest contract charge 1.15% Class B	$19.28	—	—	—	17.70%
	Highest contract charge 1.90% Class B	$17.35	—	—	—	16.84%
	All contract charges	—	130,009	$2,561,277	1.46%
2016	Lowest contract charge 1.15% Class B	$16.38	—	—	—	7.55%
	Highest contract charge 1.90% Class B	$14.85	—	—	—	6.76%
	All contract charges	—	140,150	$2,353,275	0.93%
2015	Lowest contract charge 1.15% Class B	$15.23	—	—	—	(2.87)%
	Highest contract charge 1.90% Class B	$13.91	—	—	—	(3.60)%
	All contract charges	—	156,829	$2,456,477	0.92%

EQ/Balanced Strategy
2019	Lowest contract charge 1.15% Class IB	$11.36	—	—	—	14.29%
	Highest contract charge 1.70% Class IB	$16.80	—	—	—	13.67%
	All contract charges	—	20,409	$353,245	1.45%
2018	Lowest contract charge 1.15% Class IB	$9.94	—	—	—	(5.24)%
	Highest contract charge 1.70% Class IB	$14.78	—	—	—	(5.80)%
	All contract charges	—	22,766	$346,399	1.14%
2017	Lowest contract charge 1.15% Class IB(a)	$10.49	—	—	—	4.80%
	Highest contract charge 1.70% Class IB	$15.69	—	—	—	7.98%
	All contract charges	—	25,875	$416,713	1.23%
2016	Lowest contract charge 1.30% Class IB	$14.98	—	—	—	4.61%
	Highest contract charge 1.70% Class IB	$14.53	—	—	—	4.23%
	All contract charges	—	28,957	$430,865	0.83%
2015	Lowest contract charge 1.30% Class IB	$14.32	—	—	—	(1.98)%
	Highest contract charge 1.70% Class IB	$13.94	—	—	—	(2.38)%
	All contract charges	—	31,558	$449,309	0.94%

EQ/ClearBridge Select Equity Managed Volatility
2019	Lowest contract charge 1.20% Class IB	$18.92	—	—	—	31.94%
	Highest contract charge 1.70% Class IB	$17.68	—	—	—	31.25%
	All contract charges	—	9,351	$170,030	0.35%
2018	Lowest contract charge 1.20% Class IB	$14.34	—	—	—	(11.15)%
	Highest contract charge 1.80% Class IB	$13.30	—	—	—	(11.75)%
	All contract charges	—	9,943	$137,355	3.48%

FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/ClearBridge Select Equity Managed Volatility (Continued)
2017	Lowest contract charge 1.20% Class IB	$16.14	—	—	—	12.87%
	Highest contract charge 1.80% Class IB	$15.07	—	—	—	12.21%
	All contract charges	—	11,095	$173,016	1.02%
2016	Lowest contract charge 1.20% Class IB	$14.30	—	—	—	11.81%
	Highest contract charge 1.80% Class IB	$13.43	—	—	—	11.08%
	All contract charges	—	12,043	$167,015	2.17%
2015	Lowest contract charge 1.20% Class IB	$12.79	—	—	—	(3.62)%
	Highest contract charge 1.80% Class IB	$12.09	—	—	—	(4.12)%
	All contract charges	—	13,722	$170,669	1.78%

EQ/Common Stock Index
2019	Lowest contract charge 0.95% Class IB	$658.08	—	—	—	28.99%
	Highest contract charge 1.90% Class IB	$431.04	—	—	—	27.76%
	All contract charges	—	17,160	$842,997	1.41%
2018	Lowest contract charge 0.95% Class IB	$510.16	—	—	—	(6.70)%
	Highest contract charge 1.90% Class IB	$337.39	—	—	—	(7.60)%
	All contract charges	—	19,181	$732,949	1.28%
2017	Lowest contract charge 0.95% Class IB	$546.79	—	—	—	19.33%
	Highest contract charge 1.90% Class IB	$365.14	—	—	—	18.19%
	All contract charges	—	21,356	$889,494	1.28%
2016	Lowest contract charge 0.95% Class IB	$458.22	—	—	—	10.63%
	Highest contract charge 1.90% Class IB	$308.95	—	—	—	9.58%
	All contract charges	—	23,298	$821,559	1.55%
2015	Lowest contract charge 0.95% Class IB	$414.19	—	—	—	(1.00)%
	Highest contract charge 1.90% Class IB	$281.95	—	—	—	(1.95)%
	All contract charges	—	25,480	$820,311	1.36%

EQ/Conservative Allocation
2019	Lowest contract charge 0.95% Class B	$14.30	—	—	—	8.17%
	Highest contract charge 1.80% Class B	$12.47	—	—	—	7.22%
	All contract charges	—	62,969	$853,549	1.61%
2018	Lowest contract charge 1.15% Class B	$12.83	—	—	—	(2.66)%
	Highest contract charge 1.80% Class B	$11.63	—	—	—	(3.33)%
	All contract charges	—	69,174	$871,166	1.46%
2017	Lowest contract charge 1.15% Class B	$13.18	—	—	—	3.70%
	Highest contract charge 1.80% Class B	$12.03	—	—	—	3.08%
	All contract charges	—	77,119	$1,002,197	1.07%
2016	Lowest contract charge 1.15% Class B	$12.71	—	—	—	1.76%
	Highest contract charge 1.80% Class B	$11.67	—	—	—	1.04%
	All contract charges	—	91,404	$1,148,298	0.92%
2015	Lowest contract charge 1.15% Class B	$12.49	—	—	—	(1.42)%
	Highest contract charge 1.80% Class B	$11.55	—	—	—	(2.04)%
	All contract charges	—	96,782	$1,199,846	0.79%

EQ/Conservative Growth Strategy
2019	Lowest contract charge 1.30% Class IB	$16.02	—	—	—	11.87%
	Highest contract charge 1.70% Class IB	$15.35	—	—	—	11.47%
	All contract charges	—	8,175	$129,062	1.43%
2018	Lowest contract charge 1.30% Class IB	$14.32	—	—	—	(4.47)%
	Highest contract charge 1.70% Class IB	$13.77	—	—	—	(4.90)%
	All contract charges	—	9,290	$131,207	1.14%
2017	Lowest contract charge 1.30% Class IB	$14.99	—	—	—	6.54%
	Highest contract charge 1.70% Class IB	$14.48	—	—	—	6.16%
	All contract charges	—	10,796	$159,970	1.14%
2016	Lowest contract charge 1.30% Class IB	$14.07	—	—	—	3.61%
	Highest contract charge 1.70% Class IB	$13.64	—	—	—	3.18%
	All contract charges	—	12,331	$171,672	0.82%

FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Conservative Growth Strategy (Continued)
2015	Lowest contract charge 1.30% Class IB	$13.58	—	—	—	(1.74)%
	Highest contract charge 1.70% Class IB	$13.22	—	—	—	(2.15)%
	All contract charges	—	13,773	$185,312	0.90%

EQ/Conservative Strategy
2019	Lowest contract charge 1.30% Class IB	$12.99	—	—	—	7.53%
	Highest contract charge 1.70% Class IB	$12.44	—	—	—	7.06%
	All contract charges	—	5,669	$72,659	1.46%
2018	Lowest contract charge 1.30% Class IB	$12.08	—	—	—	(2.66)%
	Highest contract charge 1.70% Class IB	$11.62	—	—	—	(3.09)%
	All contract charges	—	6,209	$74,064	1.16%
2017	Lowest contract charge 1.30% Class IB	$12.41	—	—	—	2.90%
	Highest contract charge 1.70% Class IB	$11.99	—	—	—	2.57%
	All contract charges	—	7,188	$88,246	0.96%
2016	Lowest contract charge 1.30% Class IB	$12.06	—	—	—	1.52%
	Highest contract charge 1.70% Class IB	$11.69	—	—	—	1.04%
	All contract charges	—	8,613	$102,857	0.75%
2015	Lowest contract charge 1.30% Class IB	$11.88	—	—	—	(1.49)%
	Highest contract charge 1.70% Class IB	$11.57	—	—	—	(1.87)%
	All contract charges	—	9,308	$109,700	0.78%

EQ/Conservative-Plus Allocation
2019	Lowest contract charge 0.95% Class B	$16.16	—	—	—	12.38%
	Highest contract charge 1.90% Class B	$13.87	—	—	—	11.32%
	All contract charges	—	57,546	$894,482	1.55%
2018	Lowest contract charge 0.95% Class B	$14.38	—	—	—	(4.58)%
	Highest contract charge 1.90% Class B	$12.46	—	—	—	(5.46)%
	All contract charges	—	63,456	$882,458	1.43%
2017	Lowest contract charge 0.95% Class B	$15.07	—	—	—	7.80%
	Highest contract charge 1.90% Class B	$13.18	—	—	—	6.72%
	All contract charges	—	70,736	$1,036,558	1.16%
2016	Lowest contract charge 0.95% Class B	$13.98	—	—	—	3.71%
	Highest contract charge 1.90% Class B	$12.35	—	—	—	2.75%
	All contract charges	—	78,798	$1,076,771	0.90%
2015	Lowest contract charge 0.95% Class B	$13.48	—	—	—	(1.53)%
	Highest contract charge 1.90% Class B	$12.02	—	—	—	(2.51)%
	All contract charges	—	86,341	$1,143,950	0.79%

EQ/Core Bond Index
2019	Lowest contract charge 0.25% Class IB	$10.63	—	—	—	5.98%
	Highest contract charge 1.90% Class IB	$12.99	—	—	—	4.25%
	All contract charges	—	99,658	$1,209,861	1.85%
2018	Lowest contract charge 0.25% Class IB	$10.03	—	—	—	—%
	Highest contract charge 1.90% Class IB	$12.46	—	—	—	(1.66)%
	All contract charges	—	108,912	$1,263,601	1.85%
2017	Lowest contract charge 0.25% Class IB (a)	$10.03	—	—	—	0.10%
	Highest contract charge 1.90% Class IB	$12.67	—	—	—	(0.47)%
	All contract charges	—	115,007	$1,350,453	1.54%
2016	Lowest contract charge 0.65% Class IB	$10.49	—	—	—	0.67%
	Highest contract charge 1.90% Class IB	$12.73	—	—	—	(0.55)%
	All contract charges	—	121,421	$1,426,090	1.44%
2015	Lowest contract charge 0.65% Class IB	$10.42	—	—	—	(0.19)%
	Highest contract charge 1.90% Class IB	$12.80	—	—	—	(1.46)%
	All contract charges	—	129,512	$1,526,309	1.43%

EQ/Equity 500 Index
2019	Lowest contract charge 0.25% Class IB	$13.88	—	—	—	30.33%
	Highest contract charge 1.90% Class IB	$60.32	—	—	—	28.20%
	All contract charges	—	51,195	$2,056,845	1.55%

FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Equity 500 Index (Continued)
2018	Lowest contract charge 0.25% Class IB	$10.65	—	—	—	(5.16)%
	Highest contract charge 1.90% Class IB	$47.05	—	—	—	(6.76)%
	All contract charges	—	56,015	$1,755,273	1.41%
2017	Lowest contract charge 0.25% Class IB (a)	$11.23	—	—	—	12.08%
	Highest contract charge 1.90% Class IB	$50.46	—	—	—	18.76%
	All contract charges	—	61,267	$2,053,508	1.42%
2016	Lowest contract charge 0.65% Class IB	$20.68	—	—	—	10.47%
	Highest contract charge 1.90% Class IB	$42.49	—	—	—	9.12%
	All contract charges	—	65,022	$1,837,045	1.65%
2015	Lowest contract charge 0.65% Class IB	$18.72	—	—	—	0.16%
	Highest contract charge 1.90% Class IB	$38.94	—	—	—	(1.12)%
	All contract charges	—	66,440	$1,723,661	1.59%

EQ/Franklin Balanced Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$16.60	—	—	—	15.44%
	Highest contract charge 1.80% Class IB	$14.80	—	—	—	14.46%
	All contract charges	—	41,040	$634,016	2.56%
2018	Lowest contract charge 0.95% Class IB	$14.38	—	—	—	(5.21)%
	Highest contract charge 1.80% Class IB	$12.93	—	—	—	(6.03)%
	All contract charges	—	45,641	$613,847	2.80%
2017	Lowest contract charge 0.95% Class IB	$15.17	—	—	—	8.98%
	Highest contract charge 1.80% Class IB	$13.76	—	—	—	8.01%
	Highest contract charge 1.80% Class IB	$12.74	—	—	—	8.52%
	All contract charges	—	51,384	$732,970	2.49%
2016	Lowest contract charge 0.95% Class IB	$13.92	—	—	—	9.35%
	Highest contract charge 1.80% Class IB	$12.74	—	—	—	8.52%
	All contract charges	—	55,731	$733,465	2.53%
2015	Lowest contract charge 0.95% Class IB	$12.73	—	—	—	(3.92)%
	Highest contract charge 1.80% Class IB	$11.74	—	—	—	(4.79)%
	All contract charges	—	59,076	$714,485	2.21%

EQ/Franklin Small Cap Value Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$19.52	—	—	—	24.33%
	Highest contract charge 1.70% Class IB	$17.64	—	—	—	23.36%
	All contract charges	—	5,956	$108,127	0.89%
2018	Lowest contract charge 0.95% Class IB	$15.70	—	—	—	(13.69)%
	Highest contract charge 1.80% Class IB	$14.12	—	—	—	(14.42)%
	All contract charges	—	6,377	$93,648	0.59%
2017	Lowest contract charge 0.95% Class IB	$18.19	—	—	—	10.71%
	Highest contract charge 1.80% Class IB	$16.50	—	—	—	9.78%
	All contract charges	—	7,471	$127,772	0.52%
2016	Lowest contract charge 0.95% Class IB	$16.43	—	—	—	23.63%
	Highest contract charge 1.80% Class IB	$15.03	—	—	—	22.59%
	All contract charges	—	8,769	$136,220	0.40%
2015	Lowest contract charge 1.20% Class IB	$12.98	—	—	—	(7.62)%
	Highest contract charge 1.80% Class IB	$12.26	—	—	—	(8.23)%
	All contract charges	—	8,997	$113,550	0.22%

EQ/Franklin Templeton Allocation Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$14.82	—	—	—	20.98%
	Highest contract charge 1.80% Class IB	$13.29	—	—	—	19.95%
	All contract charges	—	72,672	$1,003,496	1.98%
2018	Lowest contract charge 0.95% Class IB	$12.25	—	—	—	(9.53)%
	Highest contract charge 1.80% Class IB	$11.08	—	—	—	(10.28)%
	All contract charges	—	82,958	$951,636	2.14%
2017	Lowest contract charge 0.95% Class IB	$13.54	—	—	—	13.88%
	Highest contract charge 1.80% Class IB	$12.35	—	—	—	12.89%
	All contract charges	—	92,060	$1,173,895	1.65%

FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Franklin Templeton Allocation Managed Volatility (Continued)
2016	Lowest contract charge 0.95% Class IB	$11.89	—	—	—	8.49%
	Highest contract charge 1.80% Class IB	$10.94	—	—	—	7.47%
	All contract charges	—	100,394	$1,130,650	1.61%
2015	Lowest contract charge 1.15% Class IB	$10.77	—	—	—	(3.93)%
	Highest contract charge 1.80% Class IB	$10.18	—	—	—	(4.50)%
	All contract charges	—	113,359	$1,183,544	1.19%

EQ/Global Equity Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$31.33	—	—	—	24.08%
	Highest contract charge 1.90% Class IB	$25.25	—	—	—	22.87%
	All contract charges	—	24,550	$818,538	1.31%
2018	Lowest contract charge 0.95% Class IB	$25.25	—	—	—	(12.99)%
	Highest contract charge 1.90% Class IB	$20.55	—	—	—	(13.84)%
	All contract charges	—	27,388	$739,407	1.00%
2017	Lowest contract charge 0.95% Class IB	$29.02	—	—	—	24.87%
	Highest contract charge 1.90% Class IB	$23.85	—	—	—	23.70%
	All contract charges	—	30,583	$953,068	1.06%
2016	Lowest contract charge 0.95% Class IB	$23.24	—	—	—	3.52%
	Highest contract charge 1.90% Class IB	$19.28	—	—	—	2.50%
	All contract charges	—	33,877	$849,825	0.91%
2015	Lowest contract charge 0.95% Class IB	$22.45	—	—	—	(2.69)%
	Highest contract charge 1.90% Class IB	$18.81	—	—	—	(3.59)%
	All contract charges	—	37,914	$923,557	0.86%

EQ/Growth Strategy
2019	Lowest contract charge 1.30% Class IB	$21.38	—	—	—	18.65%
	Highest contract charge 1.70% Class IB	$20.48	—	—	—	18.18%
	All contract charges	—	30,330	$638,273	1.47%
2018	Lowest contract charge 1.30% Class IB	$18.02	—	—	—	(7.30)%
	Highest contract charge 1.70% Class IB	$17.33	—	—	—	(7.67)%
	All contract charges	—	34,189	$607,120	1.13%
2017	Lowest contract charge 1.30% Class IB	$19.44	—	—	—	12.24%
	Highest contract charge 1.70% Class IB	$18.77	—	—	—	11.79%
	All contract charges	—	38,465	$738,367	1.44%
2016	Lowest contract charge 1.30% Class IB	$17.32	—	—	—	6.72%
	Highest contract charge 1.70% Class IB	$16.79	—	—	—	6.27%
	All contract charges	—	42,322	$725,052	0.92%
2015	Lowest contract charge 1.30% Class IB	$16.23	—	—	—	(2.29)%
	Highest contract charge 1.70% Class IB	$15.80	—	—	—	(2.65)%
	All contract charges	—	45,382	$729,835	1.10%

EQ/Intermediate Government Bond
2019	Lowest contract charge 1.20% Class IB	$21.11	—	—	—	2.93%
	Highest contract charge 1.70% Class IB	$18.25	—	—	—	2.41%
	All contract charges	—	11,646	$158,442	1.54%
2018	Lowest contract charge 1.20% Class IB	$20.51	—	—	—	(0.39)%
	Highest contract charge 1.90% Class IB	$16.84	—	—	—	(1.12)%
	All contract charges	—	12,037	$162,171	1.24%
2017	Lowest contract charge 1.20% Class IB	$20.59	—	—	—	(0.87)%
	Highest contract charge 1.90% Class IB	$17.03	—	—	—	(1.56)%
	All contract charges	—	13,065	$177,089	0.81%
2016	Lowest contract charge 1.20% Class IB	$20.77	—	—	—	(0.76)%
	Highest contract charge 1.90% Class IB	$17.30	—	—	—	(1.42)%
	All contract charges	—	14,333	$194,689	0.64%
2015	Lowest contract charge 1.20% Class IB	$20.93	—	—	—	(0.76)%
	Highest contract charge 1.90% Class IB	$17.55	—	—	—	(1.52)%
	All contract charges	—	15,169	$208,716	0.59%

FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/International Core Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$16.70	—	—	—	21.28%
	Highest contract charge 1.90% Class IB	$13.68	—	—	—	20.11%
	All contract charges	—	50,913	$845,098	1.94%
2018	Lowest contract charge 0.95% Class IB	$13.77	—	—	—	(15.68)%
	Highest contract charge 1.90% Class IB	$11.39	—	—	—	(16.50)%
	All contract charges	—	56,312	$774,474	1.67%
2017	Lowest contract charge 0.95% Class IB	$16.33	—	—	—	25.13%
	Highest contract charge 1.90% Class IB	$13.64	—	—	—	23.89%
	All contract charges	—	61,397	$1,006,860	1.63%
2016	Lowest contract charge 0.95% Class IB	$13.05	—	—	—	(0.76)%
	Highest contract charge 1.90% Class IB	$11.01	—	—	—	(1.70)%
	All contract charges	—	67,085	$883,719	0.28%
2015	Lowest contract charge 0.95% Class IB	$13.15	—	—	—	(5.26)%
	Highest contract charge 1.90% Class IB	$11.20	—	—	—	(6.12)%
	All contract charges	—	73,183	$976,132	0.06%

EQ/International Equity Index
2019	Lowest contract charge 0.95% Class IB	$18.52	—	—	—	20.97%
	Highest contract charge 1.90% Class IB	$14.59	—	—	—	19.79%
	All contract charges	—	40,233	$650,622	2.81%
2018	Lowest contract charge 0.95% Class IB	$15.31	—	—	—	(15.97)%
	Highest contract charge 1.90% Class IB	$12.18	—	—	—	(16.75)%
	All contract charges	—	43,304	$581,684	2.41%
2017	Lowest contract charge 0.95% Class IB	$18.22	—	—	—	22.04%
	Highest contract charge 1.90% Class IB	$14.63	—	—	—	20.91%
	All contract charges	—	45,547	$732,568	2.69%
2016	Lowest contract charge 0.95% Class IB	$14.93	—	—	—	1.22%
	Highest contract charge 1.90% Class IB	$12.10	—	—	—	0.25%
	All contract charges	—	46,553	$616,874	2.71%
2015	Lowest contract charge 0.95% Class IB	$14.75	—	—	—	(3.02)%
	Highest contract charge 1.90% Class IB	$12.07	—	—	—	(4.05)%
	All contract charges	—	49,825	$655,415	2.42%

EQ/International Value Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$24.55	—	—	—	21.53%
	Highest contract charge 1.90% Class IB	$19.73	—	—	—	20.30%
	All contract charges	—	20,434	$389,696	2.25%
2018	Lowest contract charge 0.95% Class IB	$20.20	—	—	—	(17.31)%
	Highest contract charge 1.90% Class IB	$16.40	—	—	—	(18.08)%
	All contract charges	—	22,411	$353,641	1.69%
2017	Lowest contract charge 0.95% Class IB	$24.43	—	—	—	22.21%
	Highest contract charge 1.90% Class IB	$20.02	—	—	—	21.04%
	All contract charges	—	24,119	$462,137	1.87%
2016	Lowest contract charge 0.95% Class IB	$19.99	—	—	—	(0.20)%
	Highest contract charge 1.90% Class IB	$16.54	—	—	—	(1.14)%
	All contract charges	—	26,682	$420,879	0.46%
2015	Lowest contract charge 0.95% Class IB	$20.03	—	—	—	(4.07)%
	Highest contract charge 1.90% Class IB	$16.73	—	—	—	(5.00)%
	All contract charges	—	28,925	$459,514	0.10%

EQ/Janus Enterprise
2019	Lowest contract charge 0.95% Class IB	$34.01	—	—	—	35.17%
	Highest contract charge 1.80% Class IB	$29.97	—	—	—	34.03%
	All contract charges	—	14,781	$464,970	0.02%
2018	Lowest contract charge 0.95% Class IB	$25.16	—	—	—	(2.71)%
	Highest contract charge 1.80% Class IB	$22.36	—	—	—	(3.58)%
	All contract charges	—	16,619	$388,832	0.00%

FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Janus Enterprise (Continued)
2017	Lowest contract charge 0.95% Class IB	$25.86	—	—	—	26.64%
	Highest contract charge 1.80% Class IB	$23.19	—	—	—	25.62%
	All contract charges	—	17,973	$434,735	0.00%
2016	Lowest contract charge 0.95% Class IB	$20.42	—	—	—	(5.20)%
	Highest contract charge 1.80% Class IB	$18.46	—	—	—	(6.06)%
	All contract charges	—	19,796	$379,947	0.00%
2015	Lowest contract charge 0.95% Class IB	$21.54	—	—	—	(6.39)%
	Highest contract charge 1.80% Class IB	$19.65	—	—	—	(7.22)%
	All contract charges	—	22,683	$461,738	0.00%

EQ/Large Cap Core Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$23.97	—	—	—	28.73%
	Highest contract charge 1.90% Class IB	$19.58	—	—	—	27.56%
	All contract charges	—	61,048	$1,500,468	1.26%
2018	Lowest contract charge 0.95% Class IB	$18.62	—	—	—	(7.32)%
	Highest contract charge 1.90% Class IB	$15.35	—	—	—	(8.25)%
	All contract charges	—	68,873	$1,322,352	1.00%
2017	Lowest contract charge 0.95% Class IB	$20.09	—	—	—	20.81%
	Highest contract charge 1.90% Class IB	$16.73	—	—	—	19.67%
	All contract charges	—	78,394	$1,631,217	0.98%
2016	Lowest contract charge 0.95% Class IB	$16.63	—	—	—	8.76%
	Highest contract charge 1.90% Class IB	$13.98	—	—	—	7.70%
	All contract charges	—	87,725	$1,517,940	1.08%
2015	Lowest contract charge 0.95% Class IB	$15.29	—	—	—	(0.59)%
	Highest contract charge 1.90% Class IB	$12.98	—	—	—	(1.52)%
	All contract charges	—	98,847	$1,580,036	0.90%

EQ/Large Cap Growth Index
2019	Lowest contract charge 0.95% Class IB	$24.33	—	—	—	34.05%
	Highest contract charge 1.90% Class IB	$19.93	—	—	—	32.78%
	All contract charges	—	25,891	$761,788	0.62%
2018	Lowest contract charge 0.95% Class IB	$18.15	—	—	—	(3.20)%
	Highest contract charge 1.90% Class IB	$15.01	—	—	—	(4.15)%
	All contract charges	—	28,434	$626,515	0.62%
2017	Lowest contract charge 0.95% Class IB	$18.75	—	—	—	28.07%
	Highest contract charge 1.90% Class IB	$15.66	—	—	—	26.80%
	All contract charges	—	31,182	$709,341	0.76%
2016	Lowest contract charge 0.95% Class IB	$14.64	—	—	—	5.32%
	Highest contract charge 1.90% Class IB	$12.35	—	—	—	4.31%
	All contract charges	—	33,265	$591,068	0.98%
2015	Lowest contract charge 0.95% Class IB	$13.90	—	—	—	3.81%
	Highest contract charge 1.90% Class IB	$11.84	—	—	—	2.87%
	All contract charges	—	36,144	$609,656	0.90%

EQ/Large Cap Growth Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$46.33	—	—	—	32.45%
	Highest contract charge 1.90% Class IB	$37.24	—	—	—	31.17%
	All contract charges	—	80,958	$3,062,781	0.42%
2018	Lowest contract charge 0.95% Class IB	$34.98	—	—	—	(3.90)%
	Highest contract charge 1.90% Class IB	$28.39	—	—	—	(4.83)%
	All contract charges	—	91,928	$2,639,037	0.47%
2017	Lowest contract charge 0.95% Class IB	$36.40	—	—	—	27.99%
	Highest contract charge 1.90% Class IB	$29.83	—	—	—	26.77%
	All contract charges	—	105,089	$3,156,653	0.48%
2016	Lowest contract charge 0.95% Class IB	$28.44	—	—	—	4.52%
	Highest contract charge 1.90% Class IB	$23.53	—	—	—	3.52%
	All contract charges	—	118,136	$2,787,263	0.55%

FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Growth Managed Volatility (Continued)
2015	Lowest contract charge 0.95% Class IB	$27.21	—	—	—	3.03%
	Highest contract charge 1.90% Class IB	$22.73	—	—	—	2.07%
	All contract charges	—	133,963	$3,037,986	0.28%

EQ/Large Cap Value Index
2019	Lowest contract charge 0.95% Class IB	$13.73	—	—	—	24.48%
	Highest contract charge 1.80% Class IB	$12.14	—	—	—	23.37%
	All contract charges	—	35,596	$452,361	2.21%
2018	Lowest contract charge 0.95% Class IB	$11.03	—	—	—	(9.81)%
	Highest contract charge 1.80% Class IB	$9.84	—	—	—	(10.55)%
	All contract charges	—	38,099	$391,053	1.99%
2017	Lowest contract charge 0.95% Class IB	$12.23	—	—	—	12.00%
	Highest contract charge 1.80% Class IB	$11.00	—	—	—	10.89%
	All contract charges	—	41,674	$476,659	1.80%
2016	Lowest contract charge 0.95% Class IB	$10.92	—	—	—	15.31%
	Highest contract charge 1.80% Class IB	$9.92	—	—	—	14.42%
	All contract charges	—	44,658	$458,949	2.00%
2015	Lowest contract charge 0.95% Class IB	$9.47	—	—	—	(5.30)%
	Highest contract charge 1.80% Class IB	$8.67	—	—	—	(6.17)%
	All contract charges	—	46,381	$415,436	1.86%

EQ/Large Cap Value Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$28.10	—	—	—	24.23%
	Highest contract charge 1.90% Class IB	$22.73	—	—	—	23.06%
	All contract charges	—	104,459	$2,402,265	1.90%
2018	Lowest contract charge 0.95% Class IB	$22.62	—	—	—	(10.77)%
	Highest contract charge 1.90% Class IB	$18.47	—	—	—	(11.67)%
	All contract charges	—	116,565	$2,168,698	2.42%
2017	Lowest contract charge 0.95% Class IB	$25.35	—	—	—	12.77%
	Highest contract charge 1.90% Class IB	$20.91	—	—	—	11.70%
	All contract charges	—	130,348	$2,733,176	1.49%
2016	Lowest contract charge 0.95% Class IB	$22.48	—	—	—	14.23%
	Highest contract charge 1.90% Class IB	$18.72	—	—	—	13.11%
	All contract charges	—	144,915	$2,707,920	1.66%
2015	Lowest contract charge 0.95% Class IB	$19.68	—	—	—	(4.93)%
	Highest contract charge 1.90% Class IB	$16.55	—	—	—	(5.81)%
	All contract charges	—	162,866	$2,676,706	1.54%

EQ/Mid Cap Index
2019	Lowest contract charge 0.95% Class IB	$26.90	—	—	—	24.19%
	Highest contract charge 1.90% Class IB	$22.33	—	—	—	23.03%
	All contract charges	—	31,480	$839,770	1.09%
2018	Lowest contract charge 0.95% Class IB	$21.66	—	—	—	(12.56)%
	Highest contract charge 1.90% Class IB	$18.15	—	—	—	(13.41)%
	All contract charges	—	34,547	$745,731	1.04%
2017	Lowest contract charge 0.95% Class IB	$24.77	—	—	—	14.41%
	Highest contract charge 1.90% Class IB	$20.96	—	—	—	13.30%
	All contract charges	—	38,185	$946,770	0.90%
2016	Lowest contract charge 0.95% Class IB	$21.65	—	—	—	18.76%
	Highest contract charge 1.90% Class IB	$18.50	—	—	—	17.68%
	All contract charges	—	41,241	$898,263	1.09%
2015	Lowest contract charge 0.95% Class IB	$18.23	—	—	—	(3.75)%
	Highest contract charge 1.90% Class IB	$15.72	—	—	—	(4.73)%
	All contract charges	—	43,998	$810,892	0.85%

EQ/Mid Cap Value Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$35.38	—	—	—	25.37%
	Highest contract charge 1.90% Class IB	$28.44	—	—	—	24.19%
	All contract charges	—	36,718	$1,080,689	1.35%

FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Mid Cap Value Managed Volatility (Continued)
2018	Lowest contract charge 0.95% Class IB	$28.22	—	—	—	(14.12)%
	Highest contract charge 1.90% Class IB	$22.90	—	—	—	(14.96)%
	All contract charges	—	40,789	$962,145	1.19%
2017	Lowest contract charge 0.95% Class IB	$32.86	—	—	—	11.28%
	Highest contract charge 1.90% Class IB	$26.93	—	—	—	10.19%
	All contract charges	—	45,503	$1,256,646	1.03%
2016	Lowest contract charge 0.95% Class IB	$29.53	—	—	—	16.54%
	Highest contract charge 1.90% Class IB	$24.44	—	—	—	15.45%
	All contract charges	—	50,679	$1,264,192	1.21%
2015	Lowest contract charge 0.95% Class IB	$25.34	—	—	—	(4.45)%
	Highest contract charge 1.90% Class IB	$21.17	—	—	—	(5.36)%
	All contract charges	—	56,835	$1,222,477	0.74%

EQ/Moderate Allocation
2019	Lowest contract charge 0.95% Class B	$78.01	—	—	—	14.43%
	Highest contract charge 1.90% Class B	$56.25	—	—	—	13.34%
	All contract charges	—	186,084	$3,949,020	1.56%
2018	Lowest contract charge 0.95% Class B	$68.17	—	—	—	(5.67)%
	Highest contract charge 1.90% Class B	$49.63	—	—	—	(6.59)%
	All contract charges	—	208,890	$3,893,195	1.50%
2017	Lowest contract charge 0.95% Class B	$72.27	—	—	—	10.00%
	Highest contract charge 1.90% Class B	$53.13	—	—	—	8.94%
	All contract charges	—	233,961	$4,648,305	1.21%
2016	Lowest contract charge 0.95% Class B	$65.70	—	—	—	4.35%
	Highest contract charge 1.90% Class B	$48.77	—	—	—	3.37%
	All contract charges	—	261,685	$4,749,907	0.87%
2015	Lowest contract charge 0.95% Class B	$62.96	—	—	—	(1.82)%
	Highest contract charge 1.90% Class B	$47.18	—	—	—	(2.76)%
	All contract charges	—	294,244	$5,142,914	0.79%

EQ/Moderate Growth Strategy
2019	Lowest contract charge 1.30% Class IB	$19.75	—	—	—	16.45%
	Highest contract charge 1.70% Class IB	$18.92	—	—	—	15.93%
	All contract charges	—	34,497	$672,323	1.45%
2018	Lowest contract charge 1.30% Class IB	$16.96	—	—	—	(6.40)%
	Highest contract charge 1.70% Class IB	$16.32	—	—	—	(6.74)%
	All contract charges	—	39,296	$658,654	1.13%
2017	Lowest contract charge 1.30% Class IB	$18.12	—	—	—	10.35%
	Highest contract charge 1.70% Class IB	$17.50	—	—	—	9.92%
	All contract charges	—	45,097	$808,657	1.33%
2016	Lowest contract charge 1.30% Class IB	$16.42	—	—	—	5.66%
	Highest contract charge 1.70% Class IB	$15.92	—	—	—	5.22%
	All contract charges	—	50,523	$822,255	0.87%
2015	Lowest contract charge 1.30% Class IB	$15.54	—	—	—	(2.08)%
	Highest contract charge 1.70% Class IB	$15.13	—	—	—	(2.45)%
	All contract charges	—	54,859	$845,964	1.02%

EQ/Moderate-Plus Allocation
2019	Lowest contract charge 0.95% Class B	$19.99	—	—	—	18.85%
	Highest contract charge 1.80% Class B	$17.43	—	—	—	17.85%
	All contract charges	—	340,412	$6,751,187	1.52%
2018	Lowest contract charge 0.95% Class B	$16.82	—	—	—	(7.68)%
	Highest contract charge 1.80% Class B	$14.79	—	—	—	(8.53)%
	All contract charges	—	378,943	$6,358,563	1.53%
2017	Lowest contract charge 0.95% Class B	$18.22	—	—	—	13.80%
	Highest contract charge 1.80% Class B	$16.17	—	—	—	12.84%
	All contract charges	—	420,234	$7,682,872	1.35%

FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Moderate-Plus Allocation (Continued)
2016	Lowest contract charge 0.95% Class B	$16.01	—	—	—	6.24%
	Highest contract charge 1.80% Class B	$14.33	—	—	—	5.37%
	All contract charges	—	462,777	$7,475,281	0.87%
2015	Lowest contract charge 0.95% Class B	$15.07	—	—	—	(2.21)%
	Highest contract charge 1.80% Class B	$13.60	—	—	—	(3.06)%
	All contract charges	—	518,373	$7,924,005	0.86%

EQ/Money Market
2019	Lowest contract charge 0.00% Class IB	$45.86	—	—	—	1.51%
	Highest contract charge 1.80% Class IB	$22.81	—	—	—	(0.31)%
	All contract charges	—	179,767	$747,015	1.50%
2018	Lowest contract charge 0.00% Class IB	$45.18	—	—	—	1.28%
	Highest contract charge 1.80% Class IB	$22.88	—	—	—	(0.56)%
	All contract charges	—	195,133	$610,775	1.26%
2017	Lowest contract charge 0.00% Class IB	$44.61	—	—	—	0.41%
	Highest contract charge 1.90% Class IB	$22.17	—	—	—	(1.51)%
	All contract charges	—	198,939	$587,012	0.39%
2016	Lowest contract charge 0.00% Class IB	$44.43	—	—	—	0.00%
	Highest contract charge 1.90% Class IB	$22.51	—	—	—	(1.92)%
	All contract charges	—	215,949	$707,123	0.00%
2015	Lowest contract charge 0.00% Class IB	$44.43	—	—	—	0.00%
	Highest contract charge 1.90% Class IB	$22.95	—	—	—	(1.88)%
	All contract charges	—	238,527	$526,134	0.00%

EQ/Quality Bond PLUS
2019	Lowest contract charge 1.20% Class IB	$17.87	—	—	—	4.38%
	Highest contract charge 1.90% Class IB	$14.83	—	—	—	3.63%
	All contract charges	—	61,934	$803,701	1.54%
2018	Lowest contract charge 1.20% Class IB	$17.12	—	—	—	(1.10)%
	Highest contract charge 1.90% Class IB	$14.31	—	—	—	(1.78)%
	All contract charges	—	68,234	$852,634	1.65%
2017	Lowest contract charge 1.20% Class IB	$17.31	—	—	—	0.17%
	Highest contract charge 1.90% Class IB	$14.57	—	—	—	(0.55)%
	All contract charges	—	74,909	$947,422	1.17%
2016	Lowest contract charge 1.20% Class IB	$17.28	—	—	—	0.00%
	Highest contract charge 1.90% Class IB	$14.65	—	—	—	(0.75)%
	All contract charges	—	80,559	$1,016,590	1.10%
2015	Lowest contract charge 1.20% Class IB	$17.28	—	—	—	(0.97)%
	Highest contract charge 1.90% Class IB	$14.76	—	—	—	(1.67)%
	All contract charges	—	90,002	$1,137,861	1.03%

EQ/Small Company Index
2019	Lowest contract charge 0.95% Class IB	$37.51	—	—	—	24.04%
	Highest contract charge 1.90% Class IB	$30.34	—	—	—	22.83%
	All contract charges	—	16,324	$501,743	1.07%
2018	Lowest contract charge 0.95% Class IB	$30.24	—	—	—	(12.17)%
	Highest contract charge 1.90% Class IB	$24.70	—	—	—	(13.00)%
	All contract charges	—	17,813	$443,742	0.93%
2017	Lowest contract charge 0.95% Class IB	$34.43	—	—	—	12.92%
	Highest contract charge 1.90% Class IB	$28.39	—	—	—	11.82%
	All contract charges	—	19,542	$557,441	1.03%
2016	Lowest contract charge 0.95% Class IB	$30.49	—	—	—	19.38%
	Highest contract charge 1.90% Class IB	$25.39	—	—	—	18.26%
	All contract charges	—	21,065	$535,205	1.13%
2015	Lowest contract charge 0.95% Class IB	$25.54	—	—	—	(5.48)%
	Highest contract charge 1.90% Class IB	$21.47	—	—	—	(6.37)%
	All contract charges	—	22,946	$490,749	0.89%

FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Concluded)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Templeton Global Equity Managed Volatility
2019	Lowest contract charge 1.20% Class IB	$14.47	—	—	—	19.49%
	Highest contract charge 1.80% Class IB	$13.34	—	—	—	18.79%
	All contract charges	—	17,550	$243,964	1.78%
2018	Lowest contract charge 1.20% Class IB	$12.11	—	—	—	(13.25)%
	Highest contract charge 1.80% Class IB	$11.23	—	—	—	(13.81)%
	All contract charges	—	19,699	$229,859	2.74%
2017	Lowest contract charge 0.95% Class IB	$14.36	—	—	—	20.07%
	Highest contract charge 1.80% Class IB	$13.03	—	—	—	19.10%
	All contract charges	—	21,931	$295,896	1.39%
2016	Lowest contract charge 0.95% Class IB	$11.96	—	—	—	4.27%
	Highest contract charge 1.80% Class IB	$10.94	—	—	—	3.40%
	All contract charges	—	23,291	$263,052	0.67%
2015	Lowest contract charge 0.95% Class IB	$11.47	—	—	—	(3.53)%
	Highest contract charge 1.80% Class IB	$10.58	—	—	—	(4.43)%
	All contract charges	—	25,965	$282,825	0.00%

Multimanager Technology
2019	Lowest contract charge 0.95% Class IB	$42.09	—	—	—	36.57%
	Highest contract charge 1.80% Class IB	$36.04	—	—	—	35.39%
	All contract charges	—	16,416	$691,309	0.15%
2018	Lowest contract charge 0.95% Class IB	$30.82	—	—	—	1.31%
	Highest contract charge 1.80% Class IB	$26.62	—	—	—	0.41%
	All contract charges	—	18,273	$566,234	0.15
2017	Lowest contract charge 0.95% Class IB	$30.42	—	—	—	37.77%
	Highest contract charge 1.80% Class IB	$26.51	—	—	—	36.65%
	All contract charges	—	20,028	$615,119	0.00%
2016	Lowest contract charge 0.95% Class IB	$22.08	—	—	—	7.92%
	Highest contract charge 1.80% Class IB	$19.40	—	—	—	7.00%
	All contract charges	—	21,378	$479,082	0.01%
2015	Lowest contract charge 0.95% Class IB	$20.46	—	—	—	5.30%
	Highest contract charge 1.80% Class IB	$18.13	—	—	—	4.38%
	All contract charges	—	23,604	$492,918	—

(a)	Units were made available on May 15, 2017.
*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Concluded)

December 31, 2019

8.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2019 through April 20, 2020, the date on which the financial statements were issued. Except as noted below, it has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

A. Reorganization

The following Variable Investment Option will be involved in a planned reorganization (“Reorganization Plan”). If the shareholders approve the Reorganization Plan, it is anticipated that the Reorganization Plan will take place in early to mid-June 2020. The Reorganization Plan provides for the reorganization of certain Portfolio, where interests in certain Variable Investment Option (the “Surviving Portfolio”) will replace interests in the current investment option (the “Removed Portfolio”).

Proposed Acquired Portfolio	Proposed Acquiring Portfolio
EQ/Franklin Templeton Allocation Managed Volatility	EQ/Aggressive Growth Strategy

B. Others

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. AXA Equitable is currently unable to determine the extent of the impact of the pandemic to its operations and financial condition.

FSA-68

FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of

AXA Equitable Life Insurance Company

Opinion on the Financial Statements

We have audited the consolidated financial statements, including the related notes and financial statement schedules, of AXA Equitable Life Insurance Company and its subsidiaries (the “Company”) as listed in the accompanying index (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Change in Accounting Principle

As discussed in Note 2 to the consolidated financial statements, the Company changed the manner in which it accounts for leases in 2019.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 12, 2020

We have served as the Company’s auditor since 1993.

F-1

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, 2019 AND 2018

	2019	2018
	(in millions, except share amounts)
ASSETS
Investments:
Fixed maturities available-for-sale, at fair value (amortized cost of $59,278 and $42,492)	$62,362	$41,915
Mortgage loans on real estate (net of valuation allowance of $0 and $7)	12,090	11,818
Real estate held for production of income (1)	27	52
Policy loans	3,270	3,267
Other equity investments (1)	1,149	1,144
Trading securities, at fair value	6,598	15,166
Other invested assets	2,129	1,554

Total investments	87,625	74,916
Cash and cash equivalents	1,492	2,622
Deferred policy acquisition costs	4,337	5,011
Amounts due from reinsurers	3,001	3,124
Loans to affiliates	1,200	600
GMIB reinsurance contract asset, at fair value	2,466	1,991
Current and deferred income taxes	224	438
Other assets	3,050	2,763
Separate Accounts assets	124,646	108,487

Total Assets	$228,041	$199,952

LIABILITIES
Policyholders’ account balances	$55,421	$46,403
Future policy benefits and other policyholders’ liabilities	33,976	29,808
Broker-dealer related payables	428	69
Securities sold under agreements to repurchase	—	573
Amounts due to reinsurers	105	113
Loans from affiliates	—	572
Other liabilities	1,768	1,460
Separate Accounts liabilities	124,646	108,487

Total Liabilities	$216,344	$187,485
Redeemable noncontrolling interest (2)	$39	$39
Commitments and contingent liabilities (Note 17)

EQUITY
Equity attributable to Equitable Life:
Common stock, $1.25 par value; 2,000,000 shares authorized, issued and outstanding	$2	$2
Additional paid-in capital	7,809	7,807
Retained earnings	2,242	5,098
Accumulated other comprehensive income (loss)	1,592	(491)

Total equity attributable to Equitable Life	11,645	12,416
Noncontrolling interest	13	12

Total Equity	11,658	12,428

Total Liabilities, Redeemable Noncontrolling Interest and Equity	$228,041	$199,952

(1)	See Note 2 for details of balances with variable interest entities.
(2)	See Note 20 for details of Redeemable noncontrolling interest.

See Notes to Consolidated Financial Statements.

F-2

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME (LOSS)

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
REVENUES
Policy charges and fee income	$3,450	$3,523	$3,294
Premiums	936	862	904
Net derivative gains (losses)	(3,820)	(1,010)	894
Net investment income (loss)	3,298	2,478	2,441
Investment gains (losses), net:
Total other-than-temporary impairment losses	—	(37)	(13)
Other investment gains (losses), net	206	41	(112)

Total investment gains (losses), net	206	4	(125)

Investment management and service fees	1,022	1,029	1,007
Other income	56	65	41

Total revenues	5,148	6,951	8,456

BENEFITS AND OTHER DEDUCTIONS
Policyholders’ benefits	4,119	3,005	3,473
Interest credited to policyholders’ account balances	1,127	1,002	921
Compensation and benefits	335	422	327
Commissions	629	620	628
Interest expense	4	34	23
Amortization of deferred policy acquisition costs	452	431	900
Other operating costs and expenses	912	2,918	635

Total benefits and other deductions	7,578	8,432	6,907

Income (loss) from continuing operations, before income taxes	(2,430)	(1,481)	1,549
Income tax (expense) benefit from continuing operations	584	446	1,210

Net income (loss) from continuing operations	(1,846)	(1,035)	2,759
Less: Net (income) loss from discontinued operations, net of taxes and noncontrolling interest	—	(114)	(85)

Net income (loss)	(1,846)	(921)	2,844
Less: Net income (loss) attributable to the noncontrolling interest	5	(3)	1

Net income (loss) attributable to Equitable Life	$(1,851)	$(918)	$2,843

See Notes to Consolidated Financial Statements.

F-3

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$(1,846)	$(921)	$2,844

Other comprehensive income (loss) net of income taxes:
Change in unrealized gains (losses), net of reclassification adjustment	2,081	(1,230)	584
Changes in defined benefit plan related items not yet recognized in periodic benefit cost, net of reclassification adjustment	2	(4)	(5)
Other comprehensive income (loss) from discontinued operations	—	—	23

Total other comprehensive income (loss), net of income taxes	2,083	(1,234)	602

Comprehensive income (loss) attributable to Equitable Life	$237	$(2,155)	$3,446

See Notes to Consolidated Financial Statements.

F-4

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF EQUITY

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	Years Ended December 31,
	AXA Equitable Equity					Noncontrolling Interest
	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total	Continuing Operations	Discontinued Operations	Total	Total Equity
	(in millions)
January 1, 2019	$2	$7,807	$5,098	$(491)	$12,416	$12	$—	$12	$12,428
Dividend to parent company	—	—	(1,005)	—	(1,005)	—	—	—	(1,005)
Net income (loss)	—	—	(1,851)	—	(1,851)	—	—	—	(1,851)
Other comprehensive income (loss)	—	—	—	2,083	2,083	—	—	—	2,083
Other	—	2	—	—	2	1	—	1	3

December 31, 2019	$2	$7,809	$2,242	$1,592	$11,645	$13	$—	$13	$11,658

January 1, 2018	$2	$6,859	$8,938	$598	$16,397	$19	$3,076	$3,095	$19,492
Cumulative effect of adoption of revenue recognition standard ASC 606	—	—	8	—	8	—	—	—	8
Cumulative effect of adoption of ASU 2018-12, Reclassification of Certain Tax Effects Attributable to Disposed Subsidiary	—	—	(83)	83	—	—	—	—	—
Transfer for Deferred tax asset in GMxB Unwind	—	1,209	—	—	1,209	—	—	—	1,209
Settlement of intercompany payables in GMxB Unwind	—	(297)	—	—	(297)	—	—	—	(297)
Distribution of disposed subsidiary	—	—	(1,175)	—	(1,175)	—	—	—	(1,175)
Transfer of accumulated other comprehensive income to discontinued operations	—	—	—	62	62	—	—	—	62
Reclassification of net earnings (loss) attributable to redeemable noncontrolling interests	—	—	—	—	—	(2)	—	(2)	(2)
De-consolidation of real estate joint ventures	—	—	—	—	—	(8)	—	(8)	(8)
Dividend to parent company	—	—	(1,672)	—	(1,672)	—	—	—	(1,672)
Transfer of AB Holding Units	—	—	—	—	—	—	(3,076)	(3,076)	(3,076)
Net income (loss)	—	—	(918)	—	(918)	3	—	3	(915)
Other comprehensive income (loss)	—	—	—	(1,234)	(1,234)	—	—	—	(1,234)
Other	—	36	—	—	36	—	—	—	36

December 31, 2018	$2	$7,807	$5,098	$(491)	$12,416	$12	$—	$12	$12,428

January 1, 2017	$2	$5,339	$6,095	$(4)	$11,432	$—	$3,096	$3,096	$14,528
Capital contribution from parent	—	1,500	—	—	1,500	—	—	—	1,500
Reclassification of net earnings (loss) attributable to redeemable noncontrolling interests	—	—	—	—	—	1	—	1	1
Consolidation of real estate joint ventures	—	—	—	—	—	19	—	19	19
Repurchase of AB Holding units	—	—	—	—	—	—	(158)	(158)	(158)
Dividends paid to noncontrolling interest	—	—	—	—	—	—	(457)	(457)	(457)
Net income (loss)	—	—	2,843	—	2,843	(1)	485	484	3,327
Other comprehensive income (loss)	—	—	—	602	602	—	—	—	602
Other	—	20	—	—	20	—	110	110	130

December 31, 2017	$2	$6,859	$8,938	$598	$16,397	$19	$3,076	$3,095	$19,492

See Notes to Consolidated Financial Statements.

F-5

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
Cash flows from operating activities:
Net income (loss)(1)	$(1,846)	$(358)	$3,377
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Interest credited to policyholders’ account balances	1,127	1,002	921
Policy charges and fee income	(3,450)	(3,523)	(3,294)
Net derivative (gains) losses	3,820	1,010	(870)
Investment (gains) losses, net	(206)	(3)	125
Realized and unrealized (gains) losses on trading securities	(429)	221	(166)
Non-cash long-term incentive compensation expense	3	218	185
Amortization of deferred cost of reinsurance asset	(7)	1,882	(84)
Amortization and depreciation	323	340	825
Cash received on the recapture of captive reinsurance	—	1,273	—
Equity (income) loss from limited partnerships	(73)	(120)	(157)
Changes in:
Net broker-dealer and customer related receivables/payables	4	838	(278)
Reinsurance recoverable	(183)	(390)	(1,018)
Segregated cash and securities, net	—	(345)	130
Capitalization of deferred policy acquisition costs	(648)	(597)	(578)
Future policy benefits	1,115	(284)	1,189
Current and deferred income taxes	(334)	(556)	(1,174)
Other, net	178	810	486

Net cash provided by (used in) operating activities	$(606)	$1,418	$(381)

Cash flows from investing activities:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	$12,450	$8,935	$9,738
Mortgage loans on real estate	952	768	934
Trading account securities	10,209	9,298	9,125
Real estate joint ventures	5	139	—
Short-term investments	2,548	2,315	2,204
Other	253	190	228
Payment for the purchase/origination of:
Fixed maturities, available-for-sale	(28,537)	(11,110)	(12,465)
Mortgage loans on real estate	(1,240)	(1,642)	(2,108)
Trading account securities	(1,067)	(11,404)	(12,667)
Short-term investments	(2,762)	(1,852)	(2,456)
Other	(408)	(170)	(280)
Cash settlements related to derivative instruments	(961)	805	(1,259)
Repayments of loans to affiliates	300	900	—
Investment in capitalized software, leasehold improvements and EDP equipment	(65)	(115)	(100)
Purchase of business, net of cash acquired	—	—	(130)
Issuance of loans to affiliates	(900)	(1,100)	—
Cash disposed due to distribution of disposed subsidiary	—	(672)	—
Other, net	(55)	(91)	322

Net cash provided by (used in) investing activities	$(9,278)	$(4,806)	$(8,914)

See Notes to Consolidated Financial Statements.

F-6

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

(CONTINUED)

	2019	2018	2017
	(in millions)
Cash flows from financing activities:
Policyholders’ account balances:
Deposits	$12,283	$9,365	$9,334
Withdrawals	(4,641)	(4,496)	(3,926)
Transfer (to) from Separate Accounts	1,869	1,809	1,566
Proceeds from loans from affiliates	—	572	—
Change in short-term financings	—	(26)	53
Change in collateralized pledged assets	(69)	1	710
Change in collateralized pledged liabilities	1,359	(291)	1,108
(Decrease) increase in overdrafts payable	—	3	63
Repayment of loans from affiliates	(572)	—	—
Shareholder dividends paid	(1,005)	(1,672)	—
Repurchase of AB Holding Units	—	(267)	(220)
Purchases (redemptions) of noncontrolling interests of consolidated company-sponsored investment funds	19	(472)	120
Distribution to noncontrolling interest of consolidated subsidiaries	—	(610)	(457)
Increase (decrease) in securities sold under agreement to repurchase	(573)	(1,314)	(109)
Capital contribution from parent company	—	—	1,500
Other, net	84	11	(10)

Net cash provided by (used in) financing activities	$8,754	$2,613	$9,732

Effect of exchange rate changes on cash and cash equivalents	—	(12)	22

Change in cash and cash equivalents	(1,130)	(787)	459
Cash and cash equivalents, beginning of year	2,622	3,409	2,950

Cash and cash equivalents, end of year	$1,492	$2,622	$3,409

Cash and cash equivalents of disposed subsidiary:
Beginning of year	$—	$1,009	$1,006

End of year	$—	$—	$1,009

Cash and cash equivalents of continuing operations
Beginning of year	$2,622	$2,400	$1,944

End of year	$1,492	$2,622	$2,400

Supplemental cash flow information:
Interest paid	$(4)	$—	$(8)

Income taxes (refunded) paid	$(252)	$(8)	$(33)

See Notes to Consolidated Financial Statements.

F-7

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

(CONTINUED)

	2019	2018	2017
	(in millions)

Cash flows of disposed subsidiary:
Net cash provided by (used in) operating activities	$—	$1,137	$715
Net cash provided by (used in) investing activities	—	(102)	(297)
Net cash provided by (used in) financing activities	—	(1,360)	(437)
Effect of exchange rate changes on cash and cash equivalents	—	(12)	22

Non-cash transactions:
Continuing operations
(Settlement) issuance of long-term debt	$—	$(202)	$202

Transfer of assets to reinsurer	$—	$(604)	$—

Repayments of loans from affiliates	$—	$300	$—

Disposal of subsidiary
Assets disposed	$—	$9,156	$—
Liabilities disposed	—	4,914	—

Net assets disposed	—	4,242	—
Cash disposed	—	672	—

Net non-cash disposed	$—	$3,570	$—

(1)

Net income (loss) includes $0, $564 million and $533 million in 2019, 2018 and 2017, respectively, of the discontinued operations that are not included in Net income (loss) in the Consolidated Statements of Income (Loss).

See Notes to Consolidated Financial Statements.

F-8

AXA EQUITABLE LIFE INSURANCE COMPANY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1)	ORGANIZATION

Consolidation

AXA Equitable Life Insurance Company’s (“Equitable Life” and, collectively with its consolidated subsidiaries, the “Company”) primary business is providing variable annuity, life insurance and employee benefit products to both individuals and businesses. The Company is an indirect, wholly-owned subsidiary of Equitable Holdings, Inc. (“Holdings”). Prior to the closing of the initial public offering of shares of Holdings’ common stock on May 14, 2018 (the “IPO”), Holdings was a wholly-owned subsidiary of AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty, and health insurance and asset management. As of December 31, 2019, AXA owns less than 10% of the outstanding common stock of Holdings.

In March 2018, AXA contributed its 0.5% minority interest in AXA Financial, Inc. (“AXA Financial”) to Holdings, increasing Holdings’ ownership of AXA Financial to 100%. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity (the “AXA Financial Merger”). As a result of the AXA Financial Merger, Holdings assumed all of AXA Financial’s liabilities, including two assumption agreements under which it legally assumed primary liability for certain employee benefit plans of Equitable Life and various guarantees for its subsidiaries.

Discontinued Operations

In the fourth quarter of 2018, the Company transferred its economic interest in the business of AllianceBernstein Holding L.P. (“AB Holding”), AllianceBernstein L.P. (“ABLP”) AllianceBernstein Corporation and their subsidiaries (collectively, “AB”) to a newly created wholly-owned subsidiary of Holdings (the “AB Business Transfer”). The results of AB are reflected in the Company’s consolidated financial statements as a discontinued operation and, therefore, are presented as Assets of disposed subsidiary, Liabilities of disposed subsidiary on the consolidated balance sheets and Net income (loss) from discontinued operations, net of taxes, on the consolidated statements of income (loss). Intercompany transactions between the Company and AB prior to the AB Business Transfer have been eliminated. Ongoing service transactions will be reported as related party transactions going forward. See Note 19 for information on discontinued operations and transactions with AB.

As a result of the AB Business Transfer, we have reassessed the Company’s segment structure and concluded that the Company operates as a single reportable segment as information on a more segmented basis is not evaluated by the Chief Operating Decision Maker and as such there is only a single reporting segment.

2)	SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates.

The accompanying consolidated financial statements present the consolidated results of operations, financial condition and cash flows of the Company and its subsidiaries and those investment companies, partnerships and joint ventures in which the Company has control and a majority economic interest as well as those variable interest entities (“VIEs”) that meet the requirements for consolidation.

Financial results in the historical consolidated financial statements may not be indicative of the results of operations, comprehensive income (loss), financial position, equity or cash flows that would have been achieved had we operated as a separate, standalone entity during the reporting periods presented. We believe that the consolidated financial statements include all adjustments necessary for a fair presentation of the results of operations of the Company.

F-9

All significant intercompany transactions and balances have been eliminated in consolidation. The years “2019”, “2018” and “2017” refer to the years ended December 31, 2019, 2018 and 2017, respectively.

Adoption of New Accounting Pronouncements

Description	Effect on the Financial Statement or Other Significant Matters
ASU 2016-02: Leases (Topic 842)
This ASU contains revised guidance to lease accounting that requires lessees to recognize on the balance sheet a “right-of-use” asset and a lease liability for virtually all lease arrangements, including those embedded in other contracts. Lessor accounting remains substantially unchanged from the current model but has been updated to align with certain changes made to the lessee model.	On January 1, 2019, the Company adopted the new leases standard using the simplified modified retrospective transition method, as of the adoption date. Prior comparable periods were not adjusted or presented under this method. We applied several practical expedients offered by ASC 842 upon adoption of this standard. These included continuing to account for existing leases based on judgment made under legacy U.S. GAAP as it relates to determining classification of leases, unamortized initial direct costs and whether contracts are leases or contain leases. We also used the practical expedient to use hindsight in determining lease terms (using knowledge and expectations as of the standard’s adoption date instead of the previous assumptions under legacy U.S. GAAP) and evaluated impairment of our right-of-use (“RoU”) assets in the transition period (using most up-to-date information.) Adoption of this standard resulted in the recognition, as of January 1, 2019, of additional RoU operating lease assets of $347 million reported in Other assets and operating lease liabilities of $439 million reported in Other liabilities in accompanying consolidated balance sheets. The operating RoU assets recognized as of January 1, 2019 are net of deferred rent of $58 million and liabilities associated with previously recognized impairments of $34 million. See Note 10 for additional information.
ASU 2017-08: Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20)
This ASU requires certain premiums on callable debt securities to be amortized to the earliest call date and is intended to better align interest income recognition with the manner in which market participants price these instruments.	On January 1, 2019, the Company adopted the new guidance on accounting for certain premiums on callable debt securities. As the Company’s existing accounting practices aligned with the guidance in the ASU, adoption of the new standard did not have a material impact on the Company’s consolidated financial statements.
ASU 2017-12: Derivatives and Hedging (Topic 815), as clarified and amended by ASU 2019-04: Codification Improvements to Topic 326, Financial Instruments — Credit Losses; Topic 815, Derivatives and Hedging; and Topic 825, Financial Instruments
The amendments in these ASUs better align an entity’s risk management activities and financial reporting for hedging relationships through changes to both the designation and measurement guidance for qualifying hedging relationships and the presentation of hedge results.	On January 1, 2019, the Company adopted the new hedging guidance. Adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

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Future Adoption of New Accounting Pronouncements

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2016-13: Financial Instruments — Credit Losses (Topic 326), as clarified and amended by ASU 2018-19: Codification Improvements to Topic 326, Financial Instruments — Credit Losses, ASU 2019-04: Codification Improvements to Topic 326, Financial Instruments — Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments and ASU 2019-05: Financial Instruments — Credit Losses (Topic 326) Targeted Transition Relief, ASU 2019-11: Codification Improvements to Topic 326, Financial Instruments-Credit Losses

ASU 2016-13 contains new guidance which introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. ASU 2019-05 provides entities that have instruments within the scope of Subtopic 326-20 an option to irrevocably elect the fair value option on an instrument-by instrument basis upon adoption of Topic 326.

ASU 2018-19, ASU 2019-04 and ASU 2019-11, clarified the codification guidance and did not materially change the standard.

	Effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. These amendments should be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective.	The Company will implement its updated expected credit loss models, processes and controls related to the identified financial assets that fall within the scope of the new standard as of the date of adoption, January 1, 2020. Management currently anticipates that the standard will have the most impact to its commercial and agricultural mortgage loan portfolios. Based on current economic conditions, the structure and size of the Company’s loan portfolio and other assets impacted by the standard as of December 31, 2019, the Company expects application of the current expected credit loss requirements will result in an immaterial reduction to retained earnings as of the date of adoption.

F-11

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2018-12: Financial Services — Insurance (Topic 944); ASU 2019-09: Financial Services — Insurance (Topic 944): Effective Date

This ASU provides targeted improvements to existing recognition, measurement, presentation, and disclosure requirements for long-duration contracts issued by an insurance entity. The ASU primarily impacts four key areas, including:

Measurement of the liability for future policy benefits for traditional and limited payment contracts. The ASU requires companies to review, and if necessary, update, cash flow assumptions at least annually for non-participating traditional and limited-payment insurance contracts. Interest rates used to discount the liability will need to be updated quarterly using an upper medium grade (low credit risk) fixed-income instrument yield.

Measurement of market risk benefits (“MRBs”). MRBs, as defined under the ASU, will encompass certain GMxB features associated with variable annuity products and other general account annuities with other than nominal market risk. The ASU requires MRBs to be measured at fair value with changes in value attributable to changes in instrument-specific credit risk recognized in OCI.

Amortization of deferred policy acquisition costs. The ASU simplifies the amortization of deferred policy acquisition costs and other balances amortized in proportion to premiums, gross profits, or gross margins, requiring such balances to be amortized on a constant level basis over the expected term of the contracts. Deferred costs will be required to be written off for unexpected contract terminations but will not be subject to impairment testing.

Expanded footnote disclosures. The ASU requires additional disclosures including disaggregated rollforwards of beginning to ending balances of the liability for future policy benefits, policyholder account balances, MRBs, Separate Account liabilities and deferred policy acquisition costs. Companies will also be required to disclose information about significant inputs, judgements, assumptions and methods used in measurement.

In November 2019, ASU 2019-09 was issued which modified ASU 2018-12 to be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021. Early adoption is permitted.

For the liability for future policyholder benefits for traditional and limited payment contracts, companies can elect one of two adoption methods. Companies can either elect a modified retrospective transition method applied to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or a full retrospective transition method using actual historical experience information as of contract inception. The same adoption method must be used for deferred policy acquisition costs.

For MRBs, the ASU should be applied retrospectively as of the beginning of the earliest period presented.

For deferred policy acquisition costs,

companies can elect one of two adoption methods. Companies can either elect a modified retrospective transition method applied to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or a full retrospective transition method using actual historical experience information as of contract inception. The same adoption method must be used for the liability for future policyholder benefits for traditional and limited payment contracts.

The Company is currently evaluating the impact that adoption of this guidance will have on the Company’s consolidated financial statements, however the adoption of the ASU is expected to have a significant impact on the Company’s consolidated financial condition, results of operations, cash flows and required disclosures, as well as processes and controls.

F-12

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2018-13: Fair Value Measurement (Topic 820)
This ASU improves the effectiveness of fair value disclosures in the notes to financial statements. Amendments in this ASU modify disclosure requirements in Topic 820, including the removal, modification and addition to existing disclosure requirements.	Effective for fiscal years beginning after December 15, 2019. Early adoption is permitted, with the option to early adopt amendments to remove or modify disclosures, with full adoption of additional disclosure requirements delayed until the stated effective date. Amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively. All other amendments should be applied retrospectively.	The Company elected to early adopt during 2019 the removed disclosures relating to transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels and valuation processes for Level 3 fair value measurements. The Company will delay adoption of the additional disclosures until their effective date on January 1, 2020.
ASU 2018-17: Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities
This ASU provides guidance requiring that indirect interests held through related parties in common control arrangements be considered on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests.	Effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted. All entities are required to apply the amendments in this update retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented.	The Company will adopt this new standard effective for January 1, 2020. Management does not expect the adoption of this standard to materially impact the Company’s financial position or results of operations.
ASU 2019-12: Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
This ASU simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740, as well as clarifying and amending existing guidance.	Effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption is permitted.	The Company is currently evaluating the impact adopting the guidance will have on the company’s consolidated financial statements, however the adoption is not expected to materially impact the Company’s financial position, results of operations, or cash flows.

Investments

The carrying values of fixed maturities classified as available-for-sale (“AFS”) are reported at fair value. Changes in fair value are reported in other comprehensive income (“OCI”). The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts (“REIT”), perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

The Company’s management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments (“OTTI”). Integral to this

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review is an assessment made each quarter, on a security-by-security basis, by the Company’s Investments Under Surveillance (“IUS”) Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity and continued viability of the issuer.

If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

Real estate held for the production of income is stated at depreciated cost less valuation allowances. Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a one month or one-quarter lag.

Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with realized and unrealized gains (losses) reported in net investment income (loss) in the consolidated statements of income (loss).

Corporate owned life insurance (“COLI”) has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2019 and 2018, the carrying value of COLI was $942 million and $873 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

All securities owned, including U.S. government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade-date basis.

Derivatives

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include equity, currency, and interest rate futures, total return and/or other equity swaps, interest rate swaps and floors, swaptions, variance swaps and equity options, all of which may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

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Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within Other invested assets or as liabilities within Other liabilities. The Company nets the fair value of all derivative financial instruments with counterparties for which an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) and related Credit Support Annex (“CSA”) have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company’s freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in Net derivative gains (losses) without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments and other contracts that contain “embedded” derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are “clearly and closely related” to the economic characteristics of the remaining component of the “host contract” and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

Securities Repurchase and Reverse Repurchase Agreements

Securities repurchase and reverse repurchase transactions involve the temporary exchange of securities for cash or other collateral of equivalent value, with agreement to redeliver a like quantity of the same or similar securities at a future date prior to maturity at a fixed and determinable price. Transfers of securities under these agreements to repurchase or resell are evaluated by the Company to determine whether they satisfy the criteria for accounting treatment as secured borrowing or lending arrangements. Agreements not meeting the criteria would require recognition of the transferred securities as sales or purchases with related forward repurchase or resale commitments. All of the Company’s securities repurchase transactions are accounted for as collateralized borrowings with the related obligations distinctly captioned in the consolidated balance sheets. Earnings from investing activities related to the cash received under the Company’s securities repurchase arrangements are reported in the consolidated statements of income (loss) as Net investment income and the associated borrowing cost is reported as Interest expense. The Company has not actively engaged in securities reverse repurchase transactions.

Commercial and Agricultural Mortgage Loans on Real Estate

Mortgage loans are stated at unpaid principal balances, net of unamortized discounts, premiums and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan’s original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management’s judgment in determining allowance for credit losses include the following:

•

Loan-to-value ratio — Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

•	Debt service coverage ratio — Derived from actual operating earnings divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

•	Occupancy — Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

•

Lease expirations — The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

•

Maturity — Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower’s ability to refinance the debt and/or pay off the balloon balance.

F-15

•	Borrower/tenant related issues — Financial concerns, potential bankruptcy or words or actions that indicate imminent default or abandonment of property.

•	Payment status (current vs. delinquent) — A history of delinquent payments may be a cause for concern.

•	Property condition — Significant deferred maintenance observed during the lenders annual site inspections.

•	Other — Any other factors such as current economic conditions may call into question the performance of the loan.

Mortgage loans also are individually evaluated quarterly by the Company’s IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problem mortgages but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

For problem mortgage loans, a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan-specific portion of the loss allowance is based on the Company’s assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan’s effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as Investment gains (losses), net.

Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely.

Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

Realized and unrealized holding gains (losses) on trading and equity securities are reflected in Net investment income (loss).

Unrealized investment gains (losses) on fixed maturities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, as are amounts attributable to certain pension operations, Closed Block’s policyholders’ dividend obligation, insurance liability loss recognition, DAC related to UL policies, investment-type products and participating traditional life policies.

Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any change in fair value of policyholders’ account balances and future policy benefits.

Fair Value of Financial Instruments

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. See Note 7 for additional information regarding determining the fair value of financial instruments.

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Recognition of Insurance Income and Related Expenses

Deposits related to universal life (“UL”) and investment-type contracts are reported as deposits to policyholders’ account balances. Revenues from these contracts consist of fees assessed during the period against policyholders’ account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders’ account balances.

Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

DAC

Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. In each reporting period, DAC amortization, net of the accrual of imputed interest on DAC balances, is recorded to Amortization of deferred policy acquisition costs. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. The determination of DAC, including amortization and recoverability estimates, is based on models that involve numerous assumptions and subjective judgments, including those regarding policyholder behavior, surrender and withdrawal rates, mortality experience, and other inputs including financial market volatility and market rates of return.

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

Amortization Policy

In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Accounts fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, embedded derivatives and changes in the reserve of products that have indexed features such as SCS IUL and MSO, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

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A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a Reversion to the Mean (“RTM”) approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2019, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.7% net of product weighted average Separate Accounts fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Accounts fees) and 0.0% (2.3% net of product weighted average Separate Accounts fees), respectively. The maximum duration over which these rate limitations may be applied is five years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated periodically to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2019, the average rate of assumed investment yields, excluding policy loans, for the Company was 4.6% grading to 4.3% over six years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company’s dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in “Policyholders’ dividends,” for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

DAC associated with non-participating traditional life policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies are subject to recoverability testing as part of the Company’s premium deficiency testing. If a premium deficiency exists, DAC are reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

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Reinsurance

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company’s obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as Premiums ceded (assumed); and Amounts due from reinsurers (Amounts due to reinsurers) are established.

Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

Premiums, Policy charges and fee income and Policyholders’ benefits include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in GMIB reinsurance contract asset, at fair value with changes in estimated fair value reported in Net derivative gains (losses).

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

Policyholder Bonus Interest Credits

Policyholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these policyholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets in the consolidated balance sheets and amortization is included in Interest credited to policyholders’ account balances in the consolidated statements of income (loss).

Policyholders’ Account Balances and Future Policy Benefits

Policyholders’ account balances relate to contracts or contract features where the Company has no significant insurance risk. This liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date.

For participating traditional life insurance policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial insurance assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

F-19

For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company’s experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders’ fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.5% to 6.3% (weighted average of 5.0%) for approximately 99.2% of life insurance liabilities and from 1.5% to 5.5% (weighted average of 4.1%) for annuity liabilities.

Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income (“DI”) reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

Obligations arising from funding agreements are also reported in Policyholders’ account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York (“FHLBNY”), the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits (“GMDB”) and/or contain a guaranteed minimum living benefit (“GMLB,” and together with GMDB, the “GMxB features”) which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit (“GMIB”) base. The Company previously issued certain variable annuity products with and guaranteed income benefit (“GIB”) features, guaranteed withdrawal benefit for life (“GWBL”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) features. The Company has also assumed reinsurance for products with GMxB features.

Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are determined by estimating the expected value of death or income benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (i.e., benefit ratio). These reserves are recorded within Future policy benefits and other policyholders’ liabilities. The determination of this estimated liability is based on models that involve numerous assumptions and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management’s estimates.

Products that have a GMIB feature with a no-lapse guarantee rider (“GMIBNLG”), GIB, GWBL, GMWB and GMAB features and the assumed products with GMIB features (collectively “GMxB derivative features”) are considered either freestanding or embedded derivatives and discussed below under (“Embedded and Freestanding Insurance Derivatives”).

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings. Premium deficiency reserves are recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of earnings may be such that profits are expected to be recognized in earlier years followed by losses in later years.

F-20

This pattern of profits followed by losses is exhibited in our variable interest-sensitive life (“VISL”) business and is generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. We accrue for these Profits Followed by Losses (“PFBL”) using a dynamic approach that changes over time as the projection of future losses change.

Policyholders’ Dividends

The amount of policyholders’ dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by the board of directors of the issuing insurance company. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

Embedded and Freestanding Insurance Derivatives

Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in Net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk-neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

Additionally, the Company cedes and assumes reinsurance of products with GMxB features, which are considered either an embedded or freestanding derivative and measured at fair value. The GMxB reinsurance contract asset and liabilities’ fair values reflect the present value of reinsurance premiums and recoveries and risk margins over a range of market-consistent economic scenarios.

Changes in the fair value of embedded and freestanding derivatives are reported in Net derivative gains (losses). Embedded derivatives in direct and assumed reinsurance contracts are reported in Future policyholders’ benefits and other policyholders’ liabilities and embedded derivatives in ceded reinsurance contracts are reported in the GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.

Embedded derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent “excess” fees and are reported in Policy charges and fee income.

Separate Accounts

Generally, Separate Accounts established under New York State and Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed separate accounts liabilities. Assets and liabilities of the Separate Account represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of policyholders, and for which the Company does not bear the investment risk. Separate Accounts assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Accounts are offset within the same line in the consolidated statements of income (loss). For 2019, 2018 and 2017, investment results of such Separate Accounts were gains (losses) of $22.9 billion, and $(7.2) billion and $16.7 billion, respectively.

Deposits to Separate Accounts are reported as increases in Separate Accounts assets and liabilities and are not reported in revenues or expenses. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

F-21

The Company reports the General Account’s interests in Separate Accounts as Other trading in the consolidated balance sheets.

Broker-Dealer Revenues, Receivables and Payables

Certain of the Company’s subsidiaries provide investment management, brokerage and distribution services for affiliates and third parties. Third-party revenues earned from these services are reported in Other income in the Company’s consolidated statement of income (loss).

Receivables from and payables to clients include amounts due on cash and margin transactions. Securities owned by customers are held as collateral for receivables; such collateral is not reflected in the consolidated financial statements.

Internal-use Software

Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. Capitalized amounts are periodically tested for impairment in accordance with the guidance on impairment of long-lived assets. An immediate charge to earnings is recognized if capitalized software costs no longer are deemed to be recoverable. In addition, service potential is periodically reassessed to determine whether facts and circumstances have compressed the software’s useful life such that acceleration of amortization over a shorter period than initially determined would be required.

Capitalized internal-use software, net of accumulated amortization, amounted to $126 million and $115 million at December 31, 2019 and 2018, respectively, and is recorded in Other assets in the Consolidated balance sheets. Amortization of capitalized internal-use software in 2019, 2018 and 2017 was $36 million, $35 million and $37 million, respectively, recorded in other Operating costs and expenses in the consolidated statements of income (loss).

Long-term Debt

Liabilities for long-term debt are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within Interest expense in the consolidated statements of income (loss).

Income Taxes

The Company files as part of a consolidated Federal income tax return. The Company provides for federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

Recognition of Investment Management and Service Fees and Related Expenses

Investment management, advisory and service fees

Reported as Investment management and service fees in the Company’s consolidated statements of income (loss) are investment management and administrative service fees earned by AXA Equitable Funds Management Group, LLC (“Equitable FMG”) as well as certain asset-based fees associated with insurance contracts.

F-22

Equitable FMG provides investment management and administrative services, such as fund accounting and compliance services, to AXA Premier VIP Trust (“Equitable Premier VIP Trust”), EQ Advisors Trust (“EQAT”) and 1290 Funds as well as two private investment trusts established in the Cayman Islands, AXA Allocation Funds Trust and AXA Offshore Multimanager Funds Trust (collectively, the “Other AXA Trusts”). The contracts supporting these revenue streams create a distinct, separately identifiable performance obligation for each day the assets are managed for the performance of a series of services that are substantially the same and have the same pattern of transfer to the customer. Accordingly, these investment management, advisory, and administrative service base fees are recorded over time as services are performed and entitle the Company to variable consideration. Base fees, generally calculated as a percentage of assets under management (“AUM”), are recognized as revenue at month-end when the transaction price no longer is variable and the value of the consideration is determined. These fees are not subject to claw back and there is minimal probability that a significant reversal of the revenue recorded will occur.

Sub-advisory and sub-administrative expenses associated with these services are calculated and recorded as the related services are performed in Other operating costs and expense in the consolidated statements of income (loss) as the Company is acting in a principal capacity in these transactions and, as such, reflects these revenues and expenses on a gross basis.

Distribution services

Revenues from distribution services include fees received as partial reimbursement of expenses incurred in connection with the sale of certain mutual funds and the 1290 Funds and for the distribution primarily of EQAT and Equitable Trust shares to Separate Accounts in connection with the sale of variable life and annuity contracts. The amount and timing of revenues recognized from performance of these distribution services often is dependent upon the contractual arrangements with the customer and the specific product sold as further described below.

Most open-end management investment companies, such as U.S. funds and the EQAT and Equitable Trusts and the 1290 Funds, have adopted a plan under Rule 12b-1 of the Investment Company Act that allows for certain share classes to pay out of assets, distribution and service fees for the distribution and sale of its shares (“12b-1 Fees”). These open-end management investment companies have such agreements with the Company, and the Company has selling and distribution agreements pursuant to which it pays sales commissions to the financial intermediaries that distribute the shares. These agreements may be terminated by either party upon notice (generally 30 days) and do not obligate the financial intermediary to sell any specific amount of shares.

The Company records 12b-1 fees monthly based upon a percentage of the net asset value (“NAV”) of the funds. At month-end, the variable consideration of the transaction price is no longer constrained as the NAV can be calculated and the value of consideration is determined. These services are separate and distinct from other asset management services as the customer can benefit from these services independently of other services. The Company accrues the corresponding 12b-1 fees paid to sub-distributors monthly as the expenses are incurred. The Company is acting in a principal capacity in these transactions; as such, these revenues and expenses are recorded on a gross basis in the consolidated statements of income (loss).

Other revenues

Also reported as Investment management and service fees in the Company’s consolidated statements of income (loss) are other revenues from contracts with customers, primarily consisting of mutual fund reimbursements and other brokerage income.

Other income

Revenues from contracts with customers reported as Other Income in the Company’s consolidated statements of income (loss) primarily consist of advisory account fees and brokerage commissions from the Company’s subsidiary broker-dealer operations and sales commissions from the Company’s general agent for the distribution of non-affiliate insurers’ life insurance and annuity products. These revenues are recognized at month-end when constraining factors, such as AUM and product mix, are resolved and the transaction pricing no longer is variable such that the value of consideration can be determined.

Discontinued Operations

The results of operations of a component of the Company that has been disposed of are reported in discontinued operations if certain criteria are met; such as if the disposal represents a strategic shift that has or will have a major effect

F-23

on the Company’s operations and financial results. The results of AB for the year ended December 31, 2019, are reported in the Company’s consolidated statements of income (loss) as Net income (loss) from discontinued operations, net of taxes and noncontrolling interest. Intercompany transactions between the Company and AB prior to the disposal have been eliminated. See Note 19 for information on discontinued operations and transactions with AB.

Accounting and Consolidation of Variable Interest Entities (“VIEs”)

For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations (“CDOs”)), the Company first determines whether the entity is a VIE, which involves determining an entity’s variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management (“AUM”) to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

The analysis performed to identify variable interests held, determine whether entities are VIEs or VOEs, and evaluate whether the Company has a controlling financial interest in such entities requires the exercise of judgment and is updated on a continuous basis as circumstances change or new entities are developed. The primary beneficiary evaluation generally is performed qualitatively based on all facts and circumstances, including consideration of economic interests in the VIE held directly and indirectly through related parties and entities under common control, as well as quantitatively, as appropriate.

At December 31, 2019 and 2018, respectively, the Company held approximately $1.1 billion and $1.1 billion of investment assets in the form of equity interests issued by non-corporate legal entities determined under the guidance to be VIEs, such as limited partnerships and limited liability companies, including hedge funds, private equity funds and real estate-related funds. As an equity investor, the Company is considered to have a variable interest in each of these VIEs as a result of its participation in the risks and/or rewards these funds were designed to create by their defined portfolio objectives and strategies. Primarily through qualitative assessment, including consideration of related party interests or other financial arrangements, if any, the Company was not identified as primary beneficiary of any of these VIEs, largely due to its inability to direct the activities that most significantly impact their economic performance. Consequently, the Company continues to reflect these equity interests in the consolidated balance sheets as Other equity investments and to apply the equity method of accounting for these positions. The net assets of these non-consolidated VIEs are $160.2 billion and $166.1 billion at December 31, 2019 and 2018, respectively. The Company’s maximum exposure to loss from its direct involvement with these VIEs is the carrying value of its investment of $1.1 billion and $1.1 billion and approximately $1.1 billion and $916 million of unfunded commitments at December 31, 2019 and 2018, respectively. The Company has no further economic interest in these VIEs in the form of guarantees, derivatives, credit enhancements or similar instruments and obligations.

Redeemable noncontrolling interests are presented in mezzanine equity and non-redeemable noncontrolling interests are presented within permanent equity.

At December 31, 2019 and 2018, the Company consolidated one real estate joint venture for which it was identified as the primary beneficiary under the VIE model. The consolidated entity is jointly owned by Equitable Life and AXA France and holds an investment in a real estate venture. Included in the Company’s consolidated balance sheets at December 31, 2019 and 2018 are total assets of $32 million and $36 million, respectively related to this VIE, primarily resulting from the consolidated presentation of Real estate held for production of income. In addition, Real estate held for production of income reflects $(5) million as related to one non-consolidated joint venture at December 31, 2019 and $16 million income as related to two non-consolidated joint ventures at December 31, 2018.

Assumption Updates and Model Changes

The Company conducts its annual review of its assumptions and models during the third quarter of each year. The annual review encompasses assumptions underlying the valuation of unearned revenue liabilities, embedded derivatives for our insurance business, liabilities for future policyholder benefits, DAC and deferred sales inducement assets (“DSI”). As a result of this review, some assumptions were updated, resulting in increases and decreases in the carrying values of these product liabilities and assets.

F-24

The net impact of assumption changes in the third quarter of 2019 decreased Policy charges and fee income by $11 million, increased Policyholders’ benefits by $886 million, increased Net derivative losses by $548 million, decreased Interest credited to policyholders’ account balances by $14 million and decreased the Amortization of DAC by $77 million. This resulted in a decrease in Income (loss) from operations, before income taxes of $1.4 billion and decreased Net income (loss) by $1.1 billion. There was no material impact from model changes during the third quarter of 2019 to our Income (loss) from continuing operations, before income taxes or Net income (loss).

The net impact of assumption changes in the third quarter of 2018 decreased Policy charges and fee income by $12 million, decreased Policyholders’ benefits by $684 million, increased Net derivative losses by $1.1 billion, and decreased the Amortization of DAC by $165 million. This resulted in a decrease in the third quarter of 2018 in Income (loss) from operations, before income taxes of $228 million and decreased Net income (loss) by approximately $187 million. There was no material impact from model changes during the third quarter of 2018 to our Income (loss) from continuing operations, before income taxes or Net income (loss).

The net impact of assumption changes in 2017 increased Policyholders’ benefits by $23 million, decreased the Amortization of DAC by $247 million, decreased Policy charges and fee income by $88 million, increased the fair value of our GMIB reinsurance asset by $1.5 billion and decreased the fair value of the GMIBNLG liability by $447 million. This resulted in an increase in Income (loss) from operations, before income taxes of $1.7 billion and increased Net income by approximately $1.1 billion.

3)	INVESTMENTS

Fixed Maturities

The following tables provide information relating to fixed maturities classified as available-for-sale (“AFS”).

Available-for-Sale Fixed Maturities by Classification

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(4)
	(in millions)
December 31, 2019:
Fixed Maturities:
Corporate(1)	$42,347	$2,178	$61	$44,464	$—
U.S. Treasury, government and agency	14,385	1,151	305	15,231	—
States and political subdivisions	584	68	3	649	—
Foreign governments	460	35	5	490	—
Residential mortgage-backed(2)	161	12	—	173	—
Asset-backed(3)	843	3	2	844	—
Redeemable preferred stock	498	18	5	511	—

Total at December 31, 2019	$59,278	$3,465	$381	$62,362	$—

December 31, 2018:
Fixed Maturities:
Corporate(1)	$26,690	$385	$699	$26,376	$—
U.S. Treasury, government and agency	13,646	143	454	13,335	—
States and political subdivisions	408	47	1	454	—
Foreign governments	515	17	13	519	—
Residential mortgage-backed(2)	193	9	—	202	—
Asset-backed(3)	600	1	11	590	2
Redeemable preferred stock	440	16	17	439	—

Total at December 31, 2018	$42,492	$618	$1,195	$41,915	$2

(1)	Corporate fixed maturities include both public and private issues.

F-25

(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)	Amounts represent OTTI losses in AOCI, which were not included in Net income (loss).

The contractual maturities of AFS fixed maturities at December 31, 2019 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Contractual Maturities of Available-for-Sale Fixed Maturities

	Amortized Cost	Fair Value
	(in millions)
December 31, 2019:
Due in one year or less	$3,729	$3,745
Due in years two through five	13,266	13,663
Due in years six through ten	16,527	17,606
Due after ten years	24,254	25,820

Subtotal	57,776	60,834
Residential mortgage-backed securities	161	173
Asset-backed securities	843	844
Redeemable preferred stock	498	511

Total at December 31, 2019	$59,278	$62,362

The following table shows proceeds from sales, gross gains (losses) from sales for AFS fixed maturities for the years ended December 31, 2019, 2018 and 2017:

Proceeds and Gains (Losses) on Sales for Available-for-Sale Fixed Maturities

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Proceeds from sales	$8,702	$7,136	$7,232

Gross gains on sales	$229	$145	$98

Gross losses on sales	$(28)	$(103)	$211

Total OTTI	$—	$(37)	$(13)
Non-credit losses recognized in OCI	—	—	—

Credit losses recognized in net income (loss)	$—	$(37)	$(13)

F-26

The following table sets forth the amount of credit loss impairments on AFS fixed maturities held by the Company at the dates indicated and the corresponding changes in such amounts:

Available-for-Sale Fixed Maturities — Credit Loss Impairments

	Years Ended December 31,
	2019	2018
	(in millions)
Balance at January 1,	$(46)	$(10)
Previously recognized impairments on securities that matured, paid, prepaid or sold	31	1
Recognized impairments on securities impaired to fair value this period(1)	—	—
Impairments recognized this period on securities not previously impaired	—	(37)
Additional impairments this period on securities previously impaired	—	—
Increases due to passage of time on previously recorded credit losses	—	—
Accretion of previously recognized impairments due to increases in expected cash flows	—	—

Balance at December 31,	$(15)	$(46)

(1)

Represents circumstances where the Company determined in the current period that it intends to sell the security, or it is more likely than not that it will be required to sell the security before recovery of the security’s amortized cost.

Net unrealized investment gains (losses) on fixed maturities classified as AFS are included in the consolidated balance sheets as a component of AOCI.

Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a roll-forward of net unrealized investment gains (losses) recognized in AOCI:

Net Unrealized Gains (Losses) on Available-for-Sale Fixed Maturities

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2019	$(577)	$39	$(55)	$125	$(468)
Net investment gains (losses) arising during the period	3,872	—	—	—	3,872
Reclassification adjustment:
Included in Net income (loss)	(211)	—	—	—	(211)
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	(870)	—	—	(870)
Deferred income taxes	—	—	—	(558)	(558)
Policyholders’ liabilities	—	—	(137)	—	(137)

Net unrealized investment gains (losses) excluding OTTI losses	3,084	(831)	(192)	(433)	1,628
Net unrealized investment gains (losses) with OTTI losses	—	—	—	—	—

Balance, December 31, 2019	$3,084	$(831)	$(192)	$(433)	$1,628

F-27

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2018	$1,526	$(315)	$(232)	$(300)	$679
Net investment gains (losses) arising during the period	(2,098)	—	—	—	(2,098)
Reclassification adjustment:
Included in Net income (loss)	(5)	—	—	—	(5)
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	354	—	—	354
Deferred income taxes(2)	—	—	—	425	425
Policyholders’ liabilities	—	—	177	—	177

Net unrealized investment gains (losses) excluding OTTI losses	(577)	39	(55)	125	(468)
Net unrealized investment gains (losses) with OTTI losses	—	—	—	—	—

Balance, December 31, 2018	$(577)	$39	$(55)	$125	$(468)

(1)	Represents “transfers out” related to the portion of OTTI losses during the period that were not recognized in Net income (loss) for securities with no prior OTTI loss.
(2)	Includes a $86 million income tax benefit from the impact of adoption of ASU 2018-02.

The following tables disclose the fair values and gross unrealized losses of the 390 securities at December 31, 2019 and the 1,471 securities at December 31, 2018 that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

Continuous Gross Unrealized Losses for Available-for-Sale Fixed Maturities

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2019:
Fixed Maturities:
Corporate	$2,669	$41	$366	$20	$3,035	$61
U.S. Treasury, government and agency	4,245	305	2	—	4,247	305
States and political subdivisions	123	3	—	—	123	3
Foreign governments	11	—	47	5	58	5
Asset-backed	319	—	201	2	520	2
Redeemable preferred stock	29	—	49	5	78	5

Total	$7,396	$349	$665	$32	$8,061	$381

F-28

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2018:
Fixed Maturities:
Corporate	$8,369	$306	$6,161	$393	$14,530	$699
U.S. Treasury, government and agency	2,636	68	3,154	386	5,790	454
States and political subdivisions	—	—	19	1	19	1
Foreign governments	109	3	76	10	185	13
Residential mortgage-backed	—	—	13	—	13	—
Asset-backed	558	11	6	—	564	11
Redeemable preferred stock	160	12	31	5	191	17

Total	$11,832	$400	$9,460	$795	$21,292	$1,195

The Company’s investments in fixed maturities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.6% of total corporate securities. The largest exposures to a single issuer of corporate securities held at December 31, 2019 and 2018 were $279 million and $210 million, respectively, representing 2.4% and 1.7% of the consolidated equity of the Company.

Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners (“NAIC”) designation of 3 (medium investment grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2019 and 2018, respectively, approximately $1.4 billion and $1.2 billion, or 2.3% and 2.9%, of the $59.3 billion and $42.5 billion aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had gross unrealized losses of $21 million and $30 million at December 31, 2019 and 2018, respectively.

At December 31, 2019 and 2018, respectively, the $32 million and $795 million of gross unrealized losses of twelve months or more were concentrated in corporate and U.S. Treasury, government and agency securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to income for OTTI for these securities was not warranted at either December 31, 2019 or 2018. At December 31, 2019, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

At December 31, 2019 and 2018, respectively, the fair value of the Company’s trading account securities was $6.6 billion and $15.2 billion. At December 31, 2019 and 2018, respectively, trading account securities included the General Account’s investment in Separate Accounts, which had carrying values of $58 million and $48 million.

Mortgage Loans

The payment terms of mortgage loans may from time to time be restructured or modified.

At December 31, 2019 and 2018, the carrying values of problem commercial mortgage loans on real estate that had been classified as non-accrual loans were $0 million and $19 million, respectively.

Allowances for credit losses for commercial mortgage loans were $0 million and $7 million for the years ended December 31, 2019 and 2018, respectively. There were no allowances for credit losses for agricultural mortgage loans in 2019 and 2018.

F-29

The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2019 and 2018. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios

	Debt Service Coverage Ratio(1)
Loan-to-Value Ratio(2):	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total Mortgage Loans
	(in millions)
December 31, 2019:
Commercial Mortgage Loans:
0% - 50%	$887	$38	$214	$24	$—	$—	$1,163
50% - 70%	4,097	1,195	1,118	795	242	—	7,447
70% - 90%	251	98	214	154	46	—	763
90% plus	—	—	—	—	—	—	—

Total Commercial Mortgage Loans	$5,235	$1,331	$1,546	$973	$288	$—	$9,373

Agricultural Mortgage Loans:
0% - 50%	$322	$104	$241	$545	$321	$50	$1,583
50% - 70%	82	87	236	426	251	33	1,115
70% - 90%	—	—	—	19	—	—	19
90% plus	—	—	—	—	—	—	—

Total Agricultural Mortgage Loans	$404	$191	$477	$990	$572	$83	$2,717

Total Mortgage Loans:
0% - 50%	$1,209	$142	$455	$569	$321	$50	$2,746
50% - 70%	4,179	1,282	1,354	1,221	493	33	8,562
70% - 90%	251	98	214	173	46	—	782
90% plus	—	—	—	—	—	—	—

Total Mortgage Loans	$5,639	$1,522	$2,023	$1,963	$860	$83	$12,090

December 31, 2018:
Commercial Mortgage Loans:
0% - 50%	$780	$21	$247	$24	$—	$—	$1,072
50% - 70%	4,908	656	1,146	325	151	—	7,186
70% - 90%	260	—	117	370	98	—	845
90% plus	—	—	—	27	—	—	27

Total Commercial Mortgage Loans	$5,948	$677	$1,510	$746	$249	$—	$9,130

Agricultural Mortgage Loans:
0% - 50%	$282	$147	$267	$543	$321	$51	$1,611
50% - 70%	112	46	246	379	224	31	1,038
70% - 90%	—	—	—	19	27	—	46
90% plus	—	—	—	—	—	—	—

Total Agricultural Mortgage Loans	$394	$193	$513	$941	$572	$82	$2,695

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	Debt Service Coverage Ratio(1)
Loan-to-Value Ratio(2):	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total Mortgage Loans
	(in millions)

Total Mortgage Loans:
0% - 50%	$1,062	$168	$514	$567	$321	$51	$2,683
50% - 70%	5,020	702	1,392	704	375	31	8,224
70% - 90%	260	—	117	389	125	—	891
90% plus	—	—	—	27	—	—	27

Total Mortgage Loans	$6,342	$870	$2,023	$1,687	$821	$82	$11,825

(1)	The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
(2)	The loan-to-value ratio is derived from current loan balance divided by the fair value of the property. The fair value of the underlying commercial properties is updated annually.

The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2019 and 2018, respectively:

Age Analysis of Past Due Mortgage Loans

	30-59 Days	60-89 Days	90 Days or More	Total	Current	Total Financing Receivables	Recorded Investment 90 Days or More and Accruing
	(in millions)
December 31, 2019:
Commercial	$—	$—	$—	$—	$9,373	$9,373	$—
Agricultural	57	1	66	124	2,593	2,717	66

Total Mortgage Loans	$57	$1	$66	$124	$11,966	$12,090	$66

December 31, 2018:
Commercial	$—	$—	$27	$27	$9,103	$9,130	$—
Agricultural	18	8	42	68	2,627	2,695	40

Total Mortgage Loans	$18	$8	$69	$95	$11,730	$11,825	$40

Net Investment Income (Loss)

The following table breaks out Net investment income (loss) by asset category:

	Years Ended December 31
	2019	2018	2017
	(in millions)

Fixed maturities	$1,902	$1,540	$1,365
Mortgage loans on real estate	540	494	453
Real estate held for the production of income	(2)	(6)	2
Other equity investments	74	123	169
Policy loans	198	201	205
Trading securities	712	128	258
Other investment income	18	69	54

Gross investment income (loss)	3,442	2,549	2,506
Investment expenses	(144)	(71)	(65)

Net investment income (loss)	$3,298	$2,478	$2,441

F-31

Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the Consolidated Statements of Income (Loss). The table below shows a breakdown of Net investment income (loss) from trading account securities during the years ended December 31, 2019, 2018 and 2017:

Net Investment Income (Loss) from Trading Securities

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Net investment gains (losses) recognized during the period on securities held at the end of the period	$422	$(174)	$63
Net investment gains (losses) recognized on securities sold during the period	7	(24)	(19)
Unrealized and realized gains (losses) on trading securities	429	(198)	44
Interest and dividend income from trading securities	283	326	214

Net investment income (loss) from trading securities	$712	$128	$258

Investment Gains (Losses), Net

Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Fixed maturities	$203	$6	$(130)
Mortgage loans on real estate	(1)	—	2
Real estate held for the production of income	3	—	—
Other equity investments	—	—	3
Other	1	(2)	—

Investment gains (losses), net	$206	$4	$(125)

For the years ended December 31, 2019, 2018 and 2017, respectively, investment results passed through to certain participating group annuity contracts as Interest credited to policyholders’ account balances totaled $2 million, $3 million and $3 million.

4)	DERIVATIVES

The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a “Derivative Use Plan” approved by applicable states’ insurance law. Derivatives are generally not accounted for using hedge accounting, with the exception of Treasury Inflation-Protected Securities (“TIPS”), which is discussed further below. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options, credit and foreign exchange derivatives, as well as bond and repo transactions to support the hedging. The Company bought interest rate swaptions during the second quarter of 2019 to reduce the impact of unfavorable changes in interest rates. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in capital markets. In addition, as part of its hedging strategy, the Company targets an asset level for all variable annuity products at or above a CTE98 level under most economic scenarios (CTE is a statistical measure of tail risk which quantifies the total asset requirement to sustain a loss if an event outside a given probability level has occurred. CTE98 denotes the financial resources a company would need to cover the average of the worst 2% of scenarios.)

F-32

Derivatives Utilized to Hedge Exposure to Variable Annuities with Guarantee Features

The Company has issued and continues to offer variable annuity products with GMxB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders’ account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB, in the event of annuitization, being higher than what accumulated policyholders’ account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with products that have a GMxB derivative features liability is that under-performance of the financial markets could result in the GMxB derivative features’ benefits being higher than what accumulated policyholders’ account balances would support.

For GMxB features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected actuarial assumptions for mortality, lapse and surrender, withdrawal and policyholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMxB features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. The reinsurance of the GMIB features is accounted for as a derivative.

The Company has in place an economic hedge program using interest rate swaps and treasury futures to partially protect the overall profitability of future variable annuity sales against declining interest rates.

Derivatives Utilized to Hedge Crediting Rate Exposure on SCS, SIO, MSO and IUL Products/Investment Options

The Company hedges crediting rates in the Structured Capital Strategies (“SCS”) variable annuity, Structured Investment Option in the EQUI-VEST variable annuity series (“SIO”), Market Stabilizer Option (“MSO”) in the variable life insurance products and Indexed Universal Life (“IUL”) insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers, thereby substantially reducing any exposure to market-related earnings volatility.

Derivatives Used to Hedge Equity Market Risks Associated with the General Account’s Seed Money Investments in Retail Mutual Funds

The Company’s General Account seed money investments in retail mutual funds expose us to market risk, including equity market risk which is partially hedged through equity-index futures contracts to minimize such risk.

Derivatives Used to Hedge Universal Life Products with Secondary Guarantee (“ULSG”) Policy

The Company implemented a hedge program using fixed income total return swaps to mitigate the interest rate exposure in ULSG statutory liability.

Derivatives Used for General Account Investment Portfolio

The Company maintains a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps (“CDSs”). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity’s bonds of similar maturity. These credit derivatives generally have remaining terms of five years or

F-33

less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net derivative gains (losses).

The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company generally transacts the sale of CDSs in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty’s option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction.

To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar or euro-equivalent of the derivative’s notional amount. The Standard North American CDS Contract (“SNAC”) or Standard European Corporate Contract (“STEC”) under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

The Company purchased 30-year TIPS and other sovereign bonds, both inflation-linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond’s coupons and principal at maturity in the bond’s specified currency to the swap counterparty in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

In June 2019, the Company terminated a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. The Company terminated $3.9 billion, in notional, of total return swaps reported in other invested assets in the Company’s balance sheet. The terminated total return swaps had a gain of $121 million.

The tables below present quantitative disclosures about the Company’s derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments:

Derivative Instruments by Category

	At December 31, 2019
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2019
	(in millions)
Freestanding Derivatives(1)(2):
Equity contracts:
Futures	$3,510	$—	$—	$(1,294)
Swaps	17,064	9	279	(2,405)
Options	47,766	5,080	1,749	2,211
Interest rate contracts:
Swaps	23,700	467	523	2,037
Futures	20,424	—	—	139
Swaptions	3,201	16	—	(35)
Credit contracts:
Credit default swaps	1,232	18	—	16

F-34

	At December 31, 2019
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2019
	(in millions)
Other freestanding contracts:
Foreign currency contracts	$501	$3	$—	$(9)
Margin	—	140	—	—
Collateral	—	72	3,001	—

Embedded Derivatives(2):
GMIB reinsurance contracts	—	2,466	—	500
GMxB derivative features liability(3)	—	—	8,246	(2,428)
SCS, SIO, MSO and IUL indexed features(4)	—	—	3,150	(2,552)

Total	$117,398	$8,271	$16,948	$(3,820)

(1)	Reported in Other invested assets in the consolidated balance sheets.
(2)	Reported in Net derivative gains (losses) in the consolidated statements of income (loss).
(3)	Reported in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.
(4)	SCS, SIO, MSO and IUL indexed features are reported in Policyholders’ account balances in the consolidated balance sheets.

Derivative Instruments by Category

	At December 31, 2018
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2018
	(in millions)
Freestanding Derivatives(1)(2):
Equity contracts:
Futures	$10,411	$—	$—	$550
Swaps	7,697	140	168	675
Options	21,698	2,119	1,163	(899)
Interest rate contracts:
Swaps	27,003	632	194	(456)
Futures	11,448	—	—	118
Credit contracts:
Credit default swaps	1,282	17	—	(3)
Other freestanding contracts:
Foreign currency contracts	2,097	27	14	6
Margin	—	7	5	—
Collateral	—	3	1,564	—

Embedded Derivatives(2):
GMIB reinsurance contracts	—	1,991	—	(1,068)
GMxB derivative features liability(3)	—	—	5,431	(786)
SCS, SIO, MSO and IUL indexed features(4)	—	—	687	853

Total	$81,636	$4,936	$9,226	$(1,010)

(1)	Reported in Other invested assets in the consolidated balance sheets.

F-35

(2)	Reported in Net derivative gains (losses) in the consolidated statements of income (loss).
(3)	Reported in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.
(4)	SCS, SIO, MSO and IUL indexed features are reported in Policyholders’ account balances in the consolidated balance sheets.

Equity-Based and Treasury Futures Contracts Margin

All outstanding equity-based and treasury futures contracts at December 31, 2019 are exchange-traded and net settled daily in cash. At December 31, 2019, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $58 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $165 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East (“EAFE”) indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $60 million.

Collateral Arrangements

The Company generally has executed a CSA under the ISDA Master Agreement it maintains with each of its over-the-counter (“OTC”) derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. At December 31, 2019 and 2018, respectively, the Company held $3.0 billion and $1.6 billion in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. The unrestricted cash collateral is reported in Other invested assets. The Company posted collateral of $72 million and $3 million at December 31, 2019 and 2018, respectively, in the normal operation of its collateral arrangements.

Securities Repurchase and Reverse Repurchase Transactions

Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the requirements of each respective counterparty. The Company’s securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements, respectively and are reported in the consolidated balance sheets on a gross basis. At December 31, 2019 and 2018, the balance outstanding under securities repurchase transactions was $0 million and $573 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see “Obligations under Funding Agreements” in Note 17 , Commitments and Contingent Liabilities.

The following table presents information about the Company’s offsetting of financial assets and liabilities and derivative instruments at December 31, 2019:

Offsetting of Financial Assets and Liabilities and Derivative Instruments

At December 31, 2019

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets(1)	Net Amount
	(in millions)
Assets:
Total derivatives	$5,804	$5,429	$375	$(77)	$298
Other financial instruments	1,754	—	1,754	—	1,754

Other invested assets	$7,558	$5,429	$2,129	$(77)	$2,052

Liabilities:
Total derivatives	$5,474	$5,429	$45	$—	$45
Other financial liabilities	1,723	—	1,723	—	1,723

Other liabilities	$7,197	$5,429	$1,768	$—	$1,768

(1)	Includes primarily financial instrument sent (held).

F-36

The Company had no Securities sold under agreement to repurchase at December 31, 2019.

The following table presents information about the Company’s offsetting of financial assets and liabilities and derivative instruments at December 31, 2018.

Offsetting of Financial Assets and Liabilities and Derivative Instruments

At December 31, 2018

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets(4)	Net Amount
	(in millions)
Assets:
Total derivatives	$2,946	$2,912	$34	$—	$34
Other financial instruments	1,520	—	1,520	—	1,520

Other invested assets	$4,466	$2,912	$1,554	$—	$1,554

Liabilities:
Total derivatives	$3,109	$2,912	$197	$—	$197
Other financial liabilities	1,263	—	1,263	—	1,263

Other liabilities	$4,372	$2,912	$1,460	$—	$1,460

Securities sold under agreement to repurchase(1)(2)(3)	$571	$—	$571	$(588)	$(17)

(1)	Excludes expense of $2 million in Securities sold under agreement to repurchase on the consolidated balance sheets.
(2)	U.S. Treasury and agency securities are in Fixed maturities available-for-sale on the consolidated balance sheets.
(3)	Cash is included in Cash and cash equivalents on consolidated balance sheets.
(4)	Includes primarily financial instrument sent (held).

The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2018:

Repurchase Agreement Accounted for as Secured Borrowings

At December 31, 2018

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	30-90 days	Greater Than 90 days	Total
	(in millions)
Securities sold under agreement to repurchase(1)
U.S. Treasury and agency securities	$—	$571	$—	$—	$571

Total	$—	$571	$—	$—	$571

(1)	Excludes expense of $2 million in Securities sold under agreement to repurchase on the consolidated balance sheets.

5)	CLOSED BLOCK

As a result of demutualization, the Company’s Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

F-37

Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company’s General Account, any of its Separate Accounts or any affiliate of the Company without the approval of the New York State Department of Financial Services (the “NYDFS”). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block’s earnings.

If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

Summarized financial information for the Company’s Closed Block is as follows:

	December 31,
	2019	2018
	(in millions)
Closed Block Liabilities:
Future policy benefits, policyholders’ account balances and other	$6,478	$6,709
Policyholder dividend obligation	2	—
Other liabilities	38	47

Total Closed Block liabilities	6,518	6,756

Assets Designated to the Closed Block:
Fixed maturities available-for-sale, at fair value (amortized cost of $3,558 and $3,680)	3,754	3,672
Mortgage loans on real estate, net of valuation allowance of $— and $—	1,759	1,824
Policy loans	706	736
Cash and other invested assets	82	76
Other assets	145	179

Total assets designated to the Closed Block	6,446	6,487

Excess of Closed Block liabilities over assets designated to the Closed Block	72	269
Amounts included in Accumulated other comprehensive income (loss):
Net unrealized investment gains (losses), net of policyholders’ dividend obligation: $(2) and $0; and net of income tax: $41 and $0	164	8

Maximum future earnings to be recognized from closed block assets and liabilities	$236	$277

F-38

The Company’s Closed Block revenues and expenses were as follows:

	Years ended December 31,
	2019	2018	2017
	(in millions)
Revenues:
Premiums and other income	$182	$194	$224
Net investment income (loss)	278	291	314
Investment gains (losses), net	(1)	(3)	(20)

Total revenues	459	482	518

Benefits and Other Deductions:
Policyholders’ benefits and dividends	439	471	537
Other operating costs and expenses	2	3	2

Total benefits and other deductions	441	474	539

Net income (loss), before income taxes	18	8	(21)
Income tax (expense) benefit	(2)	(3)	(36)

Net income (loss)	$16	$5	$(57)

A reconciliation of the Company’s policyholder dividend obligation follows:

	December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$—	$19	$52
Unrealized investment gains (losses)	2	(19)	(33)

Balance, end of year	$2	$—	$19

6)	DAC AND POLICYHOLDER BONUS INTEREST CREDITS

Changes in the deferred policy acquisition cost asset for the years ended December 31, 2019, 2018 and 2017 were as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$5,011	$4,492	$5,025
Capitalization of commissions, sales and issue expenses	648	597	578
Amortization:
Impact of assumptions updates and model changes	77	165	(247)
All other	(529)	(596)	(653)

Total amortization	(452)	(431)	(900)

Change in unrealized investment gains and losses	(870)	353	(211)

Balance, end of year	$4,337	$5,011	$4,492

F-39

The deferred asset for policyholder bonus interest credits is reported in Other assets in the Consolidated balance sheets and changes in the deferred asset for policyholder bonus interest credits are reported in Interest credited to policyholders’ account balances. For the years ended December 31, 2019, 2018 and 2017 changes were as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$426	$473	$504
Policyholder bonus interest credits deferred	—	4	6
Amortization charged to income	5	(51)	(37)

Balance, end of year	$431	$426	$473

7)	FAIR VALUE DISCLOSURES

The accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1	Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3	Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

F-40

Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2019 and December 31, 2018, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an impairment or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy.

Fair Value Measurements at December 31, 2019

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate(1)	$—	$43,218	$1,246	$44,464
U.S. Treasury, government and agency	—	15,231	—	15,231
States and political subdivisions	—	610	39	649
Foreign governments	—	490	—	490
Residential mortgage-backed(2)	—	173	—	173
Asset-backed(3)	—	744	100	844
Redeemable preferred stock	237	274	—	511

Total fixed maturities, available-for-sale	237	60,740	1,385	62,362
Other equity investments	13	—	—	13
Trading securities	321	6,277	—	6,598
Other invested assets:
Short-term investments	—	468	—	468
Assets of consolidated VIEs/VOEs	—	—	16	16
Swaps	—	(326)	—	(326)
Credit default swaps	—	18	—	18
Options	—	3,331	—	3,331

Total other invested assets	—	3,491	16	3,507
Cash equivalents	1,155	—	—	1,155
GMIB reinsurance contracts asset	—	—	2,466	2,466
Separate Accounts assets(4)	121,184	2,878	—	124,061

Total Assets	$122,910	$73,386	$3,867	$200,162

Liabilities:
GMxB derivative features’ liability	$—	$—	$8,246	$8,246
SCS, SIO, MSO and IUL indexed features’ liability	—	3,150	—	3,150

Total Liabilities	$—	$3,150	$8,246	$11,396

(1)	Corporate fixed maturities includes both public and private issues.
(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)

Separate Account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate and commercial mortgages. At December 31, 2019 the fair value of such investments was $356 million.

F-41

Fair Value Measurements at December 31, 2018

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate(1)	$—	$25,202	$1,174	$26,376
U.S. Treasury, government and agency	—	13,335	—	13,335
States and political subdivisions	—	416	38	454
Foreign governments	—	519	—	519
Residential mortgage-backed(2)	—	202	—	202
Asset-backed(3)	—	71	519	590
Redeemable preferred stock	163	276	—	439

Total fixed maturities, available-for-sale	163	40,021	1,731	41,915
Other equity investments	12	—	—	12
Trading securities	218	14,919	29	15,166
Other invested assets:
Short-term investments	—	412	—	412
Assets of consolidated VIEs/VOEs	—	—	19	19
Swaps	—	423	—	423
Credit default swaps	—	17	—	17
Options	—	956	—	956

Total other invested assets	—	1,808	19	1,827
Cash equivalents	2,160	—	—	2,160
GMIB reinsurance contracts asset	—	—	1,991	1,991
Separate Accounts assets(4)	105,159	2,733	21	107,913

Total Assets	$107,712	$59,481	$3,791	$170,984

Liabilities:
GMxB derivative features’ liability	$—	$—	$5,431	$5,431
SCS, SIO, MSO and IUL indexed features’ liability	—	687	—	687

Total Liabilities	$—	$687	$5,431	$6,118

(1)	Corporate fixed maturities includes both public and private issues.
(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)

Separate Account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate and commercial mortgages. At December 31, 2018 the fair value of such investments was $353 million.

The fair values of the Company’s public fixed maturities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs.

The fair values of the Company’s private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the

F-42

credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company’s own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

The net fair value of the Company’s freestanding derivative positions as disclosed in Note 4 are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap (“OIS”) curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

Investments classified as Level 1 primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less and are carried at cost as a proxy for fair value measurement due to their short-term nature.

Investments classified as Level 2 are measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity.

Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. The Company’s AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

Certain Company products, such as the SCS and EQUI-VEST variable annuity products, IUL and the MSO fund available in some life contracts, offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have one, three, five or six year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g., holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.

The Company’s investments classified as Level 3 primarily include corporate debt securities, such as private fixed maturities and asset-backed securities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification are fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data.

The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract’s benefit base if and when the contract

F-43

account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract’s benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract’s benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

Level 3 also includes the GMIB reinsurance contract assets which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities’ fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while GMxB derivative features liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to GMxB derivative features’ liability over a range of market-consistent economic scenarios.

The valuations of the GMIB reinsurance contract asset and GMxB derivative features liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Accounts funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GMxB derivative features liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve for non-performance risk is made to the fair values of the GMIB reinsurance contract asset and liabilities and GMIBNLG feature to reflect the claims-paying ratings of counterparties and the Company. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature, adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $175 million and $184 million at December 31, 2019 and 2018, respectively, to recognize incremental counterparty non-performance risk.

Lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, which include other factors such as considering surrender charges. Generally, lapse rates are assumed to be lower in periods when a surrender charge applies. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. For valuing the embedded derivative, lapse rates vary throughout the period over which cash flows are projected.

The Company’s consolidated VIEs/VOEs hold investments that are classified as Level 3, primarily corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

In 2019, AFS fixed maturities with fair values of $540 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $14 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 4.8% of total equity at December 31, 2019.

In 2018, AFS fixed maturities with fair values of $28 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $83 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2018.

F-44

The tables below present reconciliations for all Level 3 assets and liabilities at December 31, 2019, 2018 and 2017, respectively.

Level 3 Instruments — Fair Value Measurements

	Corporate	State and Political Subdivisions	Commercial Mortgage- backed	Asset- backed	Redeemable Preferred Stock
	(in millions)
Balance, January 1, 2019	$1,174	$38	$—	$519	$—
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	4	—	—	—	—
Investment gains (losses), net	—	—	—	—	—

Subtotal	4	—	—	—	—

Other comprehensive income (loss)	5	3	—	1	—
Purchases	273	—	—	100	—
Sales	(120)	(2)	—	(84)	—
Transfers into Level 3(1)	14	—	—	—	—
Transfers out of Level 3(1)	(104)	—	—	(436)	—

Balance, December 31, 2019	$1,246	$39	$—	$100	$—

Balance, January 1, 2018	$1,139	$40	$—	$8	$—
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	7	—	—	(2)	—
Investment gains (losses), net	(8)	—	—	—	—

Subtotal	(1)	—	—	(2)	—

Other comprehensive income (loss)	(20)	(1)	—	(7)	—
Purchases	322	—	—	550	—
Sales	(321)	(1)	—	(30)	—
Transfers into Level 3(1)	83	—	—	—	—
Transfers out of Level 3(1)	(28)	—	—	—	—

Balance, December 31, 2018	$1,174	$38	$—	$519	$—

Balance, January 1, 2017	$845	$42	$349	$24	$1
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net Investment income (loss)	5	—	(2)	—	—
Investment gains (losses), net	2	—	(63)	15	—

Subtotal	7	—	(65)	15	—

Other comprehensive income (loss)	4	(1)	45	(9)	(1)
Purchases	612	—	—	—	—
Sales	(331)	(1)	(329)	(21)	—
Transfers into Level 3(1)	7	—	—	—	—
Transfers out of Level 3(1)	(5)	—	—	(1)	—

Balance, December 31, 2017	$1,139	$40	$—	$8	$—

(1)	Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.

F-45

	Other Equity Investments	GMIB Reinsurance Contract Asset	Separate Account Assets	GMxB Derivative Features Liability
	(in millions)
Balance, January 1, 2019	$48	$1,991	$21	$(5,431)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	—	—
Net derivative gains (losses), excluding non-performance risk	—	458	—	(3,220)
Non-performance risk(1)	—	42	—	792

Subtotal	—	500	—	(2,428)

Purchases(2)	—	47	—	(416)
Sales(3)	—	(72)	(1)	29
Settlements	—	—	(2)	—
Activity related to consolidated VIEs/VOEs	(3)	—	—	—
Transfers into Level 3(4)	—	—	—	—
Transfers out of Level 3(4)	(29)	—	(18)	—

Balance, December 31, 2019	$16	$2,466	$—	$(8,246)

Balance, January 1, 2018	$25	$10,488	$22	$(4,256)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	—	—
Net derivative gains (losses), excluding non-performance risk	—	(972)	—	(296)
Non-performance risk(1)	—	(96)	—	(490)

Subtotal	—	(1,068)	—	(786)

Purchases(2)	29	96	5	(403)
Sales(3)	—	(62)	(1)	14
Settlements	—	(7,463)	(5)	—
Activity related to consolidated VIEs/VOEs	(6)	—	—	—
Transfers into Level 3(4)	5	—	—	—
Transfers out of Level 3(4)	(5)	—	—	—

Balance, December 31, 2018	$48	$1,991	$21	$(5,431)

Balance, January 1, 2017	$40	$10,313	$17	$(5,473)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	(1)	—
Net derivative gains (losses), excluding non-performance risk	—	(6)	—	1,443
Non-performance risk(1)	—	75	—	149

Subtotal	—	69	(1)	1,592

Purchases(2)	—	221	12	(381)
Sales(3)	—	(115)	(2)	6
Settlements	—	—	(4)	—
Activity related to consolidated VIEs/VOEs	(15)	—	—	—
Transfers into Level 3(4)	—	—	—	—
Transfers out of Level 3(4)	—	—	—	—

Balance, December 31, 2017	$25	$10,488	$22	$(4,256)

(1)	The Company’s non-performance risk is recorded through Net derivative gains (losses).
(2)	For the GMIB reinsurance contract asset and GMxB derivative features liability, represents attributed fee.

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(3)	For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GMxB derivative features liability represents benefits paid.
(4)	Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.

The table below details changes in unrealized gains (losses) for 2019, 2018 and 2017 by category for Level 3 assets and liabilities still held at December 31, 2019, 2018 and 2017, respectively.

Change in Unrealized Gains (Losses) for Level 3 Instruments

	Net Earnings (Loss)
	Net Derivative Gains (Losses)	OCI
	(in millions)
Held at December 31, 2019:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$3
State and political subdivisions	—	3
Commercial mortgage-backed	—	—
Asset-backed	—	—

Subtotal	—	6

GMIB reinsurance contracts	500	—
GMxB derivative features liability	(2,428)	—

Total	$(1,928)	$6

Held at December 31, 2018:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$(18)
State and political subdivisions	—	(1)
Asset-backed	—	(7)

Subtotal	—	(26)

GMIB reinsurance contracts	(1,068)	—
GMxB derivative features liability	(786)	—

Total	$(1,854)	$(26)

Held at December 31, 2017:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$4
Commercial mortgage-backed	—	45
Asset-backed	—	(9)

Subtotal	—	40

GMIB reinsurance contracts	69	—
GMxB derivative features liability	1,592	—

Total	$1,661	$40

F-47

The following tables disclose quantitative information about Level 3 fair value measurements by category for assets and liabilities at December 31, 2019 and 2018, respectively.

Quantitative Information about Level 3 Fair Value Measurements at December 31, 2019

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate	$51	Matrix pricing model	Spread over Benchmark	65 - 580 bps	186 bps

	1,025	Market comparable companies	EBITDA multiples Discount rate Cash flow multiples	3.3x - 56.7x 3.9% - 16.5% 0.8x - 48.1x	14.3x 10.0% 10.7x

GMIB reinsurance contract asset	2,466	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 61 - 115	55 - 109 bps 0.8% - 10% 0.0% - 8.0% 0.0% - 49.0% 9.0% - 30.0% 0.01% - 0.18% 0.07% - 0.54% 0.42% - 42.20%

Liabilities:
GMIBNLG	8,128	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Annuitization rates Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	124 bps 0.8% - 19.9% 0.3% - 11.0% 0.0% - 100.0% 0.01% - 0.19% 0.06% - 0.53% 0.41% - 41.39%

GWBL/GMWB	109	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	124 bps 0.8% - 10.0% 0.0% - 7.0% 100% after starting 9.0% - 30.0%

GIB	5	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	124 bps 1.2% - 19.9% 0.0% - 8.0% 0.0% - 100.0% 9.0% - 30.0%

GMAB	4	Discounted cash flow	Lapse rates Volatility rates - Equity	1.0% - 10.0% 9.0% - 30.0%

(1)

Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

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Quantitative Information about Level 3 Fair Value Measurements at December 31, 2018

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate	$93	Matrix pricing model	Spread over benchmark	15 - 580 bps	104 bps

	881	Market comparable companies	EBITDA multiples Discount rate Cash flow multiples	4.1x - 37.8x 6.4% - 16.5% 1.8x - 18.0x	12.1x 10.7% 11.4x

GMIB reinsurance contract asset	1,991	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	74 - 159 bps 1.0% - 6.27% 0.0% - 8.0% 0.0% - 16.0% 10.0% - 34.0% 0.01% - 0.18% 0.07% - 0.54% 0.42% - 42.0%

Liabilities:
GMIBNLG	5,341	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Annuitization rates Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	189 bps 0.8% - 26.2% 0.0% - 12.1% 0.0% - 100.0% 0.01% - 0.19% 0.06% - 0.53% 0.41% - 41.2%

GWBL/GMWB	130	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	189 bps 0.5% - 5.7% 0.0% - 7.0% 100% after starting 10.0% - 34.0%

GIB	(48)	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	189 bps 0.5% - 5.7% 0.0% - 8.0% 0.0% - 16.0% 10.0% - 34.0%

GMAB	7	Discounted cash flow	Lapse rates Volatility rates - Equity	1.0% - 5.7% 10.0% - 34.0%

(1)

Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

Excluded from the tables above at December 31, 2019 and 2018, respectively, are approximately $325 million and $826 million of Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. These investments primarily consist of certain privately placed

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debt securities with limited trading activity, including residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company’s reporting significantly higher or lower fair value measurements for these Level 3 investments.

The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2019 and 2018, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2019 and 2018, there were no securities that were determined by the application of matrix-pricing for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would have resulted in significantly lower (higher) fair value measurements.

Separate Accounts assets classified as Level 3 at December 31, 2018 of $21 million consist of asset back securities and CMO’s. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company’s General Account investments in these securities.

Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using the Company data.

The significant unobservable inputs used in the fair value measurement of the Company’s GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

Fair value measurement of the GMIB reinsurance contract asset and liabilities includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

The significant unobservable inputs used in the fair value measurement of the Company’s GMIBNLG liability are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for Non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability.

The significant unobservable inputs used in the fair value measurement of the Company’s GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

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The carrying values and fair values at December 31, 2019 and 2018 for financial instruments not otherwise disclosed in Note 3 and Note 4 are presented in the table below.

Carrying Values and Fair Values for Financial Instruments Not Otherwise Disclosed

	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
	(in millions)
December 31, 2019:
Mortgage loans on real estate	$12,090	$—	$—	$12,317	$12,317
Policy loans	$3,270	$—	$—	$4,199	$4,199
Loans to affiliates	$1,200	$—	$1,224	$—	$1,224
Policyholders’ liabilities: Investment contracts	$1,922	$—	$—	$2,029	$2,029
FHLBNY funding agreements	$6,909	$—	$6,957	$—	$6,957
Loans from affiliates	$—	$—	$—	$—	$—
Separate Accounts liabilities	$9,041	$—	$—	$9,041	$9,041

December 31, 2018:
Mortgage loans on real estate	$11,818	$—	$—	$11,478	$11,478
Policy loans	$3,267	$—	$—	$3,944	$3,944
Loans to affiliates	$600	$—	$603	$—	$603
Policyholders’ liabilities: Investment contracts	$1,974	$—	$—	$2,015	$2,015
FHLBNY funding agreements	$4,002	$—	$3,956	$—	$3,956
Loans from affiliates	$572	$—	$572	$—	$572
Separate Accounts liabilities	$7,406	$—	$—	$7,406	$7,406

As the Company’s COLI policies are recorded at their cash surrender value, they are not required to be included in the table above. For further details of our accounting policies pertaining to COLI, see Note 2.

Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived based on the appropriate U.S. Treasury rate with a like term to the remaining term of the loan to which a spread reflective of the risk premium associated with the specific loan is added. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. Treasury yield curve and historical loan repayment patterns.

The fair values of the Company’s funding agreements are determined by discounted cash flow analysis based on the indicative funding agreement rates published by the FHLBNY.

The fair values for the Company’s association plans contracts, supplementary contracts not involving life contingencies (“SCNILC”), deferred annuities and certain annuities, which are included in Policyholders’ account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8)	INSURANCE LIABILITIES

Variable Annuity Contracts — GMDB, GMIB, GIB and GWBL and Other Features

The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

•	Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

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•

Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

•	Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

•	Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

•	Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

Liabilities for Variable Annuity Contracts with GMDB and GMIB Features without No-Lapse Guarantee Rider (“NLG”) Feature

The change in the liabilities for variable annuity contracts with GMDB and GMIB features and without no-NLG guarantee rider feature is summarized in the tables below. The amounts for the direct contracts (before reinsurance ceded) and assumed contracts are reflected in the consolidated balance sheets in Future policy benefits and other policyholders’ liabilities. The amounts for the ceded contracts are reflected in the consolidated balance sheets in Amounts due from reinsurers.

Change in Liability for Variable Annuity Contracts with GMDB and GMIB Features and

No NLG Feature

Years Ended December 31, 2019, 2018 and 2017

	GMDB		GMIB
	Direct	Ceded	Direct	Ceded
	(in millions)

Balance at January 1, 2017	$3,159	$(1,558)	$3,808	$(10,314)
Paid guarantee benefits	(354)	171	(151)	115
Other changes in reserve	1,249	(643)	1,097	(289)

Balance at December 31, 2017	4,054	(2,030)	4,754	(10,488)
Paid guarantee benefits	(394)	70	(153)	61
Other changes in reserve	994	1,853	(860)	8,436

Balance at December 31, 2018	4,654	(107)	3,741	(1,991)
Paid guarantee benefits	(438)	14	(257)	72
Other changes in reserve	563	(5)	1,204	(547)

Balance at December 31, 2019	$4,779	$(98)	$4,688	$(2,466)

Liabilities for Embedded and Freestanding Insurance Related Derivatives

The liability for the GMxB derivative features liability, the liability for SCS, SIO, MSO and IUL indexed features and the asset and liability for the GMIB reinsurance contracts are considered embedded or freestanding insurance derivatives and are reported at fair value. For the fair value of the assets and liabilities associated with these embedded or freestanding insurance derivatives, see Note 7.

Account Values and Net Amount at Risk

Account Values and Net Amount at Risk (“NAR”) for direct variable annuity contracts in force with GMDB and GMIB features as of December 31, 2019 are presented in the following tables by guarantee type. For contracts with the GMDB feature, the NAR in the event of death is the amount by which the GMDB feature exceeds the related Account Values. For contracts with the GMIB feature, the NAR in the event of annuitization is the amount by which the present value of the GMIB benefits exceed the related Account Values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB features may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive.

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Direct Variable Annuity Contracts with GMDB and GMIB Features at December 31, 2019

	Guarantee Type
	Return of Premium	Ratchet	Roll-Up	Combo	Total
	(in millions; except age and interest rate)
Variable annuity contracts with GMDB features
Account Values invested in:
General Account	$14,571	$93	$57	$175	$14,896
Separate Accounts	48,920	9,258	3,190	33,120	94,488

Total Account Values	$63,491	$9,351	$3,247	$33,295	$109,384

Net Amount at Risk, gross	$108	$36	$1,833	$17,729	$19,706

Net Amount at Risk, net of amounts reinsured	$108	$34	$1,280	$17,729	$19,151

Average attained age of policyholders (in years)	51.1	67.6	74.3	69.4	55.0
Percentage of policyholders over age 70	10.5%	45.6%	68.1%	50.8%	19.3%
Range of contractually specified interest rates	N/A	N/A	3% - 6%	3% - 6.5%	3% - 6.5%
Variable annuity contracts with GMIB features
Account Values invested in:
General Account	$—	$—	$19	$226	$245
Separate Accounts	—	—	23,572	35,776	59,348

Total Account Values	$—	$—	$23,591	$36,002	$59,593

Net Amount at Risk, gross	$—	$—	$857	$9,344	$10,201

Net Amount at Risk, net of amounts reinsured	$—	$—	$270	$8,482	$8,752

Average attained age of policyholders (in years)	N/A	N/A	68.8	69.5	69.4
Weighted average years remaining until annuitization	N/A	N/A	1.6	0.3	0.5
Range of contractually specified interest rates	N/A	N/A	3% - 6%	3% - 6.5%	3% - 6.5%

For more information about the reinsurance programs of the Company’s GMDB and GMIB exposure, see “Reinsurance” in Note 10.

Separate Accounts Investments by Investment Category Underlying Variable Annuity Contracts with GMDB and GMIB Features

The total Account Values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB features. The investment performance of the assets impacts the related Account Values and, consequently, the NAR associated with the GMDB and GMIB benefits and guarantees. Because the Company’s variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive.

Investment in Variable Insurance Trust Mutual Funds

	December 31,
	2019		2018
Mutual Fund Type	GMDB	GMIB	GMDB	GMIB
	(in millions)
Equity	$42,489	$17,941	$35,541	$15,759
Fixed income	5,263	2,699	5,173	2,812
Balanced	45,871	38,445	41,588	33,974
Other	865	263	852	290

Total	$94,488	$59,348	$83,154	$52,835

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Hedging Programs for GMDB, GMIB, GIB and Other Features

The Company has a program intended to hedge certain risks associated first with the GMDB feature and with the GMIB feature of the Accumulator series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not externally reinsured.

These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in Net derivative gains (losses) in the period in which they occur, and may contribute to income (loss) volatility.

Variable and Interest-Sensitive Life Insurance Policies — NLG

The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

The change in the fair value of the NLG feature, reflected in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets, is summarized in the table below:

	Direct Liability	Reinsurance Ceded	Net
	(in millions)
Balance at January 1, 2017	$1,182	$(606)	$576
Paid guarantee benefits	(24)	—	(24)
Other changes in reserves	(466)	(58)	(524)

Balance at December 31, 2017	692	(664)	28
Paid guarantee benefits	(23)	—	(23)
Other changes in reserves	118	(69)	49

Balance at December 31, 2018	787	(733)	54
Paid guarantee benefits	(20)	—	(20)
Other changes in reserves	126	(74)	52

Balance at December 31, 2019	$893	$(807)	$86

9)	LEASES

The Company does not record leases with an initial term of 12 months or less in its consolidated balance sheets, but instead recognizes lease expense for these leases on a straight-line basis over the lease term. For leases with a term greater than one year, the Company records in its consolidated balance sheets at the time of lease commencement or modification a right of use (“RoU”) operating lease asset and a lease liability, initially measured at the present value of the lease payments. Lease costs are recognized in the consolidated statements of income (loss) over the lease term on a straight-line basis. RoU operating lease assets represent the Company’s right to use an underlying asset for the lease term and RoU operating lease liabilities represent the Company’s obligation to make lease payments arising from the lease.

The Company’s operating leases primarily consist of real estate leases for office space. The Company also has operating leases for various types of office furniture and equipment. For certain equipment leases, the Company applies a portfolio approach to effectively account for the RoU operating lease assets and liabilities. For certain lease agreements entered into after the adoption of ASC 842 or for lease agreements for which the lease term or classification was reassessed after the occurrence of a change in the lease terms or a modification of the lease that did not result in a separate contract, the Company elected to combine the lease and related non-lease components for its operating leases; however, the non-lease components associated with the Company’s operating leases are primarily variable in nature and as such are not included in the determination of the RoU operating lease asset and lease liability, but are recognized in the period in which the obligation for those payments is incurred.

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The Company’s operating leases may include options to extend or terminate the lease, which are not included in the determination of the RoU operating asset or lease liability unless they are reasonably certain to be exercised. The Company’s operating leases have remaining lease terms of 1 year to 12 years, some of which include options to extend the leases. The Company typically does not include its renewal options in its lease terms for calculating its RoU operating lease asset and lease liability as the renewal options allow the Company to maintain operational flexibility and the Company is not reasonably certain it will exercise these renewal options until close to the initial end date of the lease. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

As the Company’s operating leases do not provide an implicit rate, the Company’s incremental borrowing rate, based on the information available at the lease commencement date, is used in determining the present value of lease payments.

The Company primarily subleases floor space within its New Jersey and New York lease properties to various third parties. The lease term for these subleases typically corresponds to the original lease term.

Balance Sheet Classification of Operating Lease Assets and Liabilities

	Balance Sheet Line Item	December 31, 2019
		(in millions)
Assets
Operating lease assets	Other Assets	$324
Liabilities
Operating lease liabilities	Other Liabilities	$415

The table below summarizes the components of lease costs for the year ended December 31, 2019.

Lease Costs

Year Ended December 31, 2019
(in millions)
Operating lease cost	$77
Variable operating lease cost	10
Sublease income	(16)
Short-term lease expense	2

Net lease cost	$72

Maturities of lease liabilities as of December 31, 2019 are as follows:

Maturities of Lease Liabilities

December 31, 2019
(in millions)
Operating Leases:
2020	$95
2021	93
2022	90
2023	81
2024	23
Thereafter	71

Total lease payments	453
Less: Interest	(38)

Present value of lease liabilities	$415

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During December 2018, Equitable Life entered into one additional operating real estate lease with an estimated total base rent of $11 million. This operating lease commenced in August 2019 with a lease term of 10 years.

The below table presents the Company’s weighted-average remaining operating lease term and weighted-average discount rate.

Weighted Averages — Remaining Operating Lease Term and Discount Rate

December 31, 2019
Weighted-average remaining operating lease term	6 years
Weighted-average discount rate for operating leases	3.10%

Supplemental cash flow information related to leases was as follows:

Lease Liabilities Information

Year Ended December 31, 2019
(in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$87
Non-cash transactions:
Leased assets obtained in exchange for new operating lease liabilities	$50

The following table presents the Company’s future minimum lease obligation under ASC 840 as of December 31, 2018:

December 31, 2018
Calendar Year	(in millions)
2019	$81
2020	$74
2021	$69
2022	$67
2023	$63
Thereafter	$66

10)	REINSURANCE

The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

The following table summarizes the effect of reinsurance:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Direct premiums	$868	$836	$880
Reinsurance assumed	194	186	195
Reinsurance ceded	(126)	(160)	(171)

Premiums	$936	$862	$904

Direct charges and fee income	$3,821	$3,990	$4,012
Reinsurance ceded	(371)	(467)	(718)

Policy charges and fee income	$3,450	$3,523	$3,294

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	Years Ended December 31,
	2019	2018	2017
	(in millions)
Direct policyholders’ benefits	$4,339	$3,378	$4,159
Reinsurance assumed	216	219	8
Reinsurance ceded	(436)	(592)	(694)

Policyholders’ benefits	$4,119	$3,005	$3,473

Ceded Reinsurance

The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains on a per life basis up to $25 million for single lives and $30 million for joint lives with the excess 100% reinsured. The Company also reinsures risk on certain substandard underwriting risks and in certain other cases.

Effective February 1, 2018, Equitable Life entered into a coinsurance reinsurance agreement (the “Coinsurance Agreement”) to cede 90% of its single premium deferred annuities (“SPDA”) products issued between 1978-2001 and its Guaranteed Growth Annuity (“GGA”) single premium deferred annuity products issued between 2001-2014. As a result of this agreement, Equitable Life transferred securities with a market value of $604 million and cash of $31 million to equal the statutory reserves of approximately $635 million. As the risks transferred by Equitable Life to the reinsurer under the Coinsurance Agreement are not considered insurance risks and therefore do not qualify for reinsurance accounting, Equitable Life applied deposit accounting. Accordingly, Equitable Life recorded the transferred assets of $635 million as a deposit asset recorded in Other assets, net of the ceding commissions paid to the reinsurer.

At December 31, 2019 and 2018, the Company had reinsured with non-affiliates in the aggregate approximately 2.8% and 2.9%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 14.2% and 15.5% of its current liability exposure, respectively, resulting from the GMIB feature. For additional information, see Note 8.

Based on management’s estimates of future contract cash flows and experience, the estimated net fair values of the ceded GMIB reinsurance contracts, considered derivatives were $2.5 billion and $2.0 billion at December 31, 2019 and 2018, respectively. The estimated fair values increased $475 million and $174 million during 2019 and 2017, respectively, and decreased $8.5 billion during 2018.

At December 31, 2019 and 2018, third-party reinsurance recoverables related to insurance contracts amounted to $2.2 billion. Additionally, $1.6 billion and $1.7 billion of the amounts due from reinsurers related to two specific reinsurers, Zurich Insurance Company Ltd. (AA- rating by S&P), and Paul Revere Life Insurance Company (A rating by S&P).

Third-party reinsurance payables related to insurance contracts were $90 million and $91 million, at December 31, 2019 and 2018, respectively.

The Company cedes substantially all of its group health business to a third-party insurer. Insurance liabilities ceded totaled $56 million and $62 million at December 31, 2019 and 2018, respectively.

The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

Assumed Reinsurance

In addition to the sale of insurance products, the Company currently acts as a professional retrocessionaire by assuming risk from professional reinsurers. The Company assumes accident, life, health, aviation, special risk and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves were $735 million and $712 million at December 31, 2019 and 2018, respectively.

For reinsurance agreements with affiliates, see “Related Party Transactions” in Note 12.

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11)	LOANS TO AND FROM AFFILIATES

Loans to affiliates

Loans Issued to Holdings

In April 2018, Equitable Life made a $800 million loan to Holdings. The loan has an interest rate of 3.69% and matures in April 2021. In December 2018, Holdings repaid $200 million of this loan. In December 2019, Holdings repaid $300 million. At December 2019, the amount outstanding was $300 million.

In November 2019, Equitable Life made a $900 million loan to Holdings. The loan has an interest rate of one-month LIBOR plus 1.33%. The loan matures on November 24, 2024.

Loans from affiliates

Senior Surplus Notes Issued to Holdings

On December 28, 2018, Equitable Life issued a $572 million senior surplus note due December 28, 2019 to Holdings, which bears interest at a fixed rate of 3.75%, payable semi-annually. The surplus note is intended to have priority in right of payments and in all other respects to any and all other surplus notes issued by Equitable Life at any time. Equitable Life repaid this note and $4 million of related interest expense on March 5, 2019.

	As of December 31,
	2019	2018
	(in millions)
Loans to affiliates
EQH-AEL internal debt (3.69%, due 2021)	$300	$600
EQH-AEL internal debt (one-month LIBOR + 1.33%, due 2024)	900	—

Total loans to affiliates	$1,200	$600

Loans from affiliates
Senior Notes (3.75%, due 2019)	$—	$572

Total loans from affiliates	$—	$572

12)	RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. Since transactions with related parties may raise potential or actual conflicts of interest between the related party and the Company, Holdings has implemented a related party transaction policy that requires related party transactions to be reviewed and approved by its Audit Committee.

Following the decrease in AXA’s ownership interest in the Company from approximately 39% to approximately 10% on November 13, 2019 (the “November Offering”), AXA and its affiliates (collectively, “AXA Affiliates”) are no longer considered related parties of the Company. Transactions with AXA Affiliates continue to be reported as related party transactions for periods prior to the November Offering. The Company also had entered into related party transactions with other related parties that are described herein.

Cost Sharing and General Service Agreements

In the second quarter of 2018, Equitable Life entered into a general services agreement with Holdings whereby Equitable Life will benefit from the services received by Holdings from AXA Affiliates for a limited period following the Holdings IPO under a transition services agreement. The general services agreement with Holdings replaces existing cost-sharing and general service agreements with various AXA Affiliates. Equitable Life continues to provide services to Holdings and various AXA Affiliates under a separate existing general services agreement with Holdings. Costs allocated to the Company from Holdings totaled $73 million and $138 million for the years ended December 31, 2019 and 2018, respectively, and are allocated based on cost center tracking of expenses. The cost centers are approved annually and are updated based on business area needs throughout the year.

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Investment Management and Service Fees and Expenses

Equitable FMG, a subsidiary of Equitable Life, provides investment management and administrative services to EQAT, Equitable Premier VIP Trust, 1290 Funds and Other AXA Trusts, all of which are considered related parties. Investment management and service fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

AXA Investment Managers Inc. (“AXA IM”) and AXA Rosenberg Investment Management LLC (“AXA Rosenberg”) provide sub-advisory services with respect to certain portfolios of EQAT, Equitable Premier VIP Trust and the Other AXA Trusts. Also, AXA IM and AXA Real Estate Investment Managers (“AXA REIM”) manage certain General Account investments. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

Effective December 31, 2018, Equitable Life transferred its interest in ABLP, AB Holdings and the General Partner to a newly formed subsidiary and distributed the shares of the subsidiary to its direct parent which subsequently distributed the shares to Holdings (the “AB Business Transfer”). Accordingly, AB’s related party transactions with AXA Affiliates and mutual funds sponsored by AB are reflected as a discontinued operation in the Company’s consolidated financial statements for the year ended December 31, 2018. Investment management and other services provided by AB prior to the AB Business Transfer will continue based upon the Company’s business needs. The Company recorded investment management fee expense from AllianceBernstein of $102 million and $65 million, for the years ended December 31, 2019 and 2018, respectively. See Note 19 for further details of the AB Business Transfer and the discontinued operation.

As December 31, 2019 and 2018, respectively, the Company held approximately $30 million and $36 million of invested assets in the form of equity interests issued in non-corporate legal entities that were determined by the Company to be VIEs, as further described in Note 2. These legal entities are related parties of Equitable Life. The Company reflects these equity interest in the consolidated Balance Sheets as Other equity investments. The net assets of these unconsolidated VIEs are approximately $974 million and $784 million at December 31, 2019 and 2018, respectively. The Company also has approximately $20 million and $30 million of unfunded commitments at December 31, 2019 and 2018, respectively with these legal entities.

Distribution Revenue and Expenses with Affiliates

Equitable Distributors receives commissions and fee revenue from Equitable America for sales of its insurance products. The commissions and fees earned from Equitable America are based on the various selling agreements.

Equitable Life pays commissions and fees to AXA Distribution Holding Corporation and its subsidiaries (“AXA Distribution”) for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

Insurance-Related Transactions with Affiliates

GMxB Unwind

Prior to April 2018, Equitable Life ceded the following to AXA RE Arizona, an indirect, wholly-owned subsidiary of Holdings: (i) a 100% quota share of all liabilities for variable annuities with GMxB riders issued on or after January 1, 2006 and in-force on September 30, 2008 (the “GMxB Business”); (ii) a 100% quota share of all liabilities for variable annuities with GMIB riders issued on or after May 1, 1999 through August 31, 2005 in excess of the liability assumed by two unaffiliated reinsurers, which are subject to certain maximum amounts or limitations on aggregate claims; and (iii) a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under certain series of universal life insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007.

On April 12, 2018, Equitable Life completed the unwind of the reinsurance previously provided to Equitable Life by AXA RE Arizona for certain variable annuities with GMxB features (the “GMxB Unwind”). Accordingly, all of the business previously ceded to AXA RE Arizona, with the exception of the GMxB Business, was novated to EQ AZ Life Re Company (“EQ AZ Life Re”), a newly formed captive insurance company organized under the laws of Arizona, which is an indirect wholly-owned subsidiary of Holdings. Following the novation of business to EQ AZ Life Re, AXA RE Arizona was merged with and into Equitable Life. Following AXA RE Arizona’s merger with and into Equitable Life, the GMxB Business is not subject to any new internal or third-party reinsurance arrangements, though in the future Equitable Life may reinsure the GMxB Business with third parties.

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AXA RE Arizona novated the Life Business from AXA RE Arizona to EQ AZ Life Re as part of the GMxB Unwind. As a result, EQ AZ Life Re reinsures a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007 and the Excess Risks.

The GMxB Unwind was considered a pre-existing relationship required to be effectively settled at fair value. The loss relating to this relationship resulted from the settlement of the reinsurance contracts at fair value and the write-off of previously recorded assets and liabilities related to this relationship recorded in the Company’s historical accounts. The pre-tax loss recognized in the second quarter of 2018 was $2.6 billion ($2.1 billion net of tax). The Company wrote-off a $1.8 billion deferred cost of reinsurance asset which was previously reported in Other assets. Additionally, the remaining portion of the loss was determining by calculating the difference between the fair value of the assets received compared to the fair value of the assets and liabilities already recorded within the Company’s consolidated financial statements. The Company’s primary assets previously recorded were reinsurance recoverables, including the reinsurance recoverable associated with GMDB business. There was an approximate $400 million difference between the fair value of the GMDB recoverable compared to its carrying value which is accounted for under ASC 944.

The assets received and the assets removed were as follows:

	As of April 12, 2018
	(in millions)
	Assets Received	Assets Removed
Assets at fair value:
Fixed income securities	$7,083
Short-term investments	205
Money market funds	2
Accrued interest	43
Derivatives	282
Cash and cash equivalents	1,273

Total	$8,888

Deferred cost of reinsurance asset		$1,839
GMDB ceded reserves		2,317
GMIB reinsurance contract asset		7,463
Payable to AXA RE Arizona		270

Total		$11,889

Significant non-cash transactions involved in the GMxB Unwind included: (a) the increase in total investments includes non-cash activities of $7.6 billion for assets received related to the recapture transaction; (b) cancellation of the $300 million surplus note between the Company and AXA RE Arizona; and (c) settlement of the intercompany receivables/payables to AXA RE Arizona of $270 million. In addition, upon merging the remaining assets of AXA Re Arizona into Equitable Life, $1.2 billion of deferred tax assets were recorded on the balance sheet through an adjustment to Capital in excess of par value.

The reinsurance arrangements with EQ AZ Life Re provide important capital management benefits to Equitable Life. At December 31, 2019, the Company’s GMIB reinsurance contract asset with EQ AZ Life Re had carrying values of $327 million and is reported in GMIB contract reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2019 and 2018 totaled approximately $62 million and $100 million, respectively. Ceded claims paid in 2019 and 2018 were $52 million and $78 million, respectively.

Prior to April 2018, Equitable Life reinsured to AXA RE Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA RE Arizona also reinsured a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA RE Arizona provided important capital management benefits to Equitable Life. At December 31, 2017, the Company’s GMIB reinsurance contract asset with AXA RE Arizona had a carrying value of $8.6 billion and was reported in GMIB reinsurance contract asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2017 totaled approximately $454 million. Ceded claims paid in 2017 were $213 million.

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Reinsurance Assumed from AXA Affiliates

Prior to 2019, AXA Global Life retroceded a quota share portion of certain life and health risks of various AXA Affiliates to Equitable Life and Equitable America on a one-year term basis. The agreement was closed effective December 31, 2018. Also, AXA Life Insurance Company Ltd. cedes a portion of its variable deferred annuity business to Equitable Life.

Premiums earned in 2019, 2018 and 2017 were $19 million, $20 million and $20 million, respectively. Claims and expenses paid in 2019, 2018 and 2017 were $6 million, $8 million, and $5 million, respectively.

Reinsurance Ceded to AXA Affiliates

Equitable Life entered into a stop loss reinsurance agreement with AXA Global Life (“AGL”) to protect Equitable Life with respect to a deterioration in its claims experience following the occurrence of an extreme mortality event.

Equitable Life also accepts certain retrocession policies through reinsurance agreements with various reinsurers and retrocedes to AGL the excess of its first retention layer.

The Company’s subsidiaries entered into a Life Catastrophe Excess of Loss Reinsurance Agreement (the “Excess of Loss Agreement”) with a number of subscribing reinsurers, which included AGL. AGL participated as a subscribing reinsurer with 5% of the pool, pro rata, across the upper and lower layers through the contract period ending March 31, 2018.

Premiums and expenses paid for the above agreements in 2019, 2018 and 2017 were $3 million, $4 million, and $4 million, respectively.

On September 12, 2018, AXA Group acquired XL Catlin. Prior to the acquisition, Equitable Life had ceded part of our disability income business to XL Catlin and as of December 31, 2019 and 2018, the reserves ceded were $104 million and $93 million, respectively.

Investments in Unconsolidated Equity Interests in AXA Affiliates

As December 31, 2019 and 2018, respectively, the Company held approximately $229 million and $237 million of invested assets in the form of equity interests issued in non-corporate legal entities that were determined by the Company to be VIEs, as further described in Note 2. These legal entities are related parties of Equitable Life. The Company reflects these equity interest in the consolidated Balance Sheets as Other equity investments. The net assets of these unconsolidated VIEs are approximately $10 billion and $9 billion at December 31, 2019 and 2018, respectively. The Company also has approximately $205 million and $249 million of unfunded commitments at December 31, 2019 and 2018, respectively with these legal entities.

Assumption by Holdings of Obligations of AXA Financial to Equitable Life

On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. As a result, Holdings assumed AXA Financial’s obligations with respect to the Company, including obligations related to certain benefit plans.

In March 2018, Equitable Life sold its interest in two consolidated real estate joint ventures to AXA France for a total purchase price of approximately $143 million, which resulted in a pre-tax loss of $0.2 million and the elimination of $202 million of long-term debt from the Company’s consolidated balance sheets at December 31, 2018.

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Revenues and Expenses for 2019, 2018 and 2017

The table below summarizes the fees received/paid by the Company and the expenses reimbursed to/from the Company in connection with certain services described above for the years ended December 31, 2019, 2018 and 2017.

	Years ended December 31,
	2019	2018	2017
	(in millions)
Revenue received or accrued for:
Investment management and administrative services provided to EQAT, Equitable Premier VIP Trust, 1290 Funds and Other AXA Trusts	$669	$727	$720
General services provided to affiliates(1)	460	463	439
Amounts received or accrued for commissions and fees earned for sale of Equitable America’s insurance products	39	44	45

Total	$1,167	$1,234	$1,204

Expenses paid or accrued for:
Paid or accrued commission and fee expenses for sale of insurance products by AXA Equitable Distribution	$573	$613	$608
General services provided by affiliates(1)	76	109	186
Investment management services provided by AXA IM, AXA REIM and AXA Rosenberg	5	2	5

Total	$654	$724	$799

(1)	Includes AXA Affiliates and affiliates of Holdings.

Contribution to the Equitable Foundation

In November 2019, Equitable Life made a $25 million funding contribution to the Equitable Foundation. The Equitable Foundation is the philanthropic arm of Equitable Life.

13)	EMPLOYEE BENEFIT PLANS

Equitable Life sponsors the following employee benefit plans:

401(k) Plan

Equitable Life sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $22 million, $19 million and $15 million for the years ended December 31, 2019, 2018 and 2017, respectively. In December 2018 the Company announced a 3% Company match for the AXA Equitable 401(k) Plan beginning January 1, 2019. This match will supplement the existing Company contribution on eligible compensation.

Pension Plan

Equitable Life also sponsors the AXA Equitable Retirement Plan (the “AXA Equitable QP”), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory, and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average income over a specified period in the plan. Effective December 31, 2015, primary liability for the obligations of Equitable Life under the AXA Equitable QP was transferred from Equitable Life to AXA Financial, and upon the merger of AXA Financial into Holdings, Holdings assumes primary liability under terms of an Assumption Agreement. Equitable Life remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event Holdings does not perform under the terms of the Assumption Agreement.

The AXA Equitable QP is not governed by a collective-bargaining agreement and is not under a financial improvement plan or a rehabilitation plan. For the years ended December 31, 2019, 2018 and 2017, expenses related to the plan were $21 million, $60 million and $27 million, respectively.

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The following table presents the funded status of the plan:

	As of December 31,
	2019	2018
	(in millions)
Legal Name of Plan: AXA Equitable Retirement Plan EIN# 13-5570651
Total Plan Assets	$2,159	$1,993

Accumulated Benefit Obligation	$2,160	$2,039

Funded Status	99.9%	97.8%

Other Benefit Plans

Equitable Life also sponsors a non-qualified retirement plan, a medical and life retiree plan, a post-employment plan and deferred compensation plan. The expenses related to these plans were $47 million, $70 million and $37 million for the years ended December 31, 2019, 2018 and 2017, respectively.

14)	SHARE-BASED COMPENSATION PROGRAMS

Compensation costs for 2019, 2018 and 2017 for share-based payment arrangements as further described herein are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Performance Shares	$10	$12	$18
Stock Options	3	2	1
AXA Shareplan	—	—	9
Restricted Stock Unit Awards	15	16	2
Other Compensation Plans(1)	—	—	—

Total Compensation Expenses	$28	$30	$30

(1)	Includes stock appreciation rights and employee stock purchase plans.

Since 2018, Holdings has granted equity awards under the Equitable Holdings, Inc. 2018 Omnibus Incentive Plan (the “2018 Omnibus Plan”) and the Equitable Holdings, Inc. 2019 Omnibus Incentive Plan (the “2019 Omnibus Plan”) which were adopted by Holdings on April 25, 2018 and February 28, 2019 respectively. Awards under the 2018 and 2019 Omnibus Plans are linked to Holdings’ common stock. As of December 31, 2019, the common stock reserved and available for issuance under the 2018 and 2019 Omnibus Plans was 12.5 million shares. Holdings may issue new shares or use common stock held in treasury for awards linked to Holdings’ common stock.

Equitable Life’s Participation in Holdings’ Equity Award Plans

Equitable Life’s employees, financial professionals and directors in 2019 and 2018 were granted equity awards under the 2019 and 2018 Omnibus Plans with the exception of the Holdings restricted stock units (“Holdings RSUs”) granted to financial professionals in 2018. All grants discussed in this section will be settled in shares of Holdings’ common stock except for the RSUs granted to financial professionals in 2019 and 2018 which will be settled in cash.

For awards with graded vesting schedules and service-only vesting conditions, including Holdings RSUs and other forms of share-based payment awards, Holdings applies a straight-line expense attribution policy for the recognition of compensation cost. Actual forfeitures with respect to the 2019 and 2018 grants were considered immaterial in the recognition of compensation cost.

Annual Awards Under 2019 and 2018 Equity Programs

Each year, the Compensation Committee of the Holdings’ Board of Directors approves an equity-based award program with awards under the program granted at its regularly scheduled meeting in February. Annual awards under Holdings’

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2019 and 2018 equity programs consisted of a mix of equity vehicles including Holdings restricted stock units (“RSUs”), Holdings stock options and Holdings performance shares. If Holdings pays any ordinary dividend in cash, all outstanding Holdings RSUs and performance shares will accrue dividend equivalents in the form of additional Holdings RSUs or performance shares to be settled or forfeited consistent with the terms of the related award.

Holdings RSUs

Holdings RSUs granted to Equitable Life employees under the 2019 and 2018 equity programs vest ratably in equal annual installments over a three-year period. The fair value of the awards was measured using the closing price of the Holdings share on the grant date, and the resulting compensation expense will be recognized over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Cash-settled Holdings RSUs granted to eligible Equitable Life financial professionals under the 2019 and 2018 equity programs vest ratably in equal installments over a three-year period. The cash payment for each RSU will equal the average closing price for a Holdings share on the NYSE over the 20 trading days immediately preceding the vesting date. These awards are liability-classified and require fair value remeasurement based upon the price of a Holdings share at the close of each reporting period.

Holdings Stock Options

Holdings stock options granted to Equitable Life employees under the 2019 and 2018 equity programs have a three-year graded vesting schedule, with one-third vesting on each of the three anniversaries. The total grant date fair value of Holdings stock options will be charged to expense over the shorter of the vesting period or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Holdings Performance Shares

Holdings performance shares granted to Equity Life’s employees under the 2019 and 2018 equity programs are subject to performance conditions and a three-year cliff-vesting. The performance shares consist of two distinct tranches; one based on Holding’s return-on-equity targets (the “ROE Performance Shares”) and the other based on the Holdings’ relative total shareholder return targets (the “TSR Performance Shares”), each comprising approximately one-half of the award. Participants may receive from 0% to 200% of the unearned performance shares granted. The grant-date fair value of the ROE Performance Shares will be established once all of Holdings’ applicable Non-GAAP ROE targets are determined and approved.

The grant-date fair value of the TSR Performance Shares was measured using a Monte Carlo approach. Under the Monte Carlo approach, stock returns were simulated for Holdings and the selected peer companies to estimate the payout percentages established by the conditions of the award. The aggregate grant-date fair value of the unearned TSR Performance Shares will be recognized as compensation expense over the shorter of the cliff-vesting period or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Director Awards

Holdings granted unrestricted Holdings shares to non-employee directors of Holdings, Equitable Life in 2019 and 2018. The fair value of these awards was measured using the closing price of Holdings shares on the grant date. These awards immediately vest and all compensation expense is recognized at the grant date.

One-Time Awards Granted in 2018

Transaction Incentive Awards

On May 9, 2018, coincident with the IPO, Holdings granted one-time “Transaction Incentive Awards” to executive officers and certain other R&P employees in the form of 722 thousand Holdings RSUs. Fifty percent of the Holdings RSUs will vest based on service over a two-year period from the IPO date (the “Service Units”), and fifty percent t will vest based on service and a market condition (the “Performance Units”). The market condition is based on share price growth of at least 130% or 150% within a two or five-year period, respectively. If the market condition is not achieved, 50% of the Performance Units may still vest based on five years of continued service and the remaining Performance Units will be forfeited.

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The grant-date fair value of half of the Performance Units, was at the $20 IPO price for a Holdings share as employees are still able to vest in these awards even if the share price growth targets are not achieved. The resulting compensation expense is recognized over the five-year requisite service period. The grant-date fair value of $16.47 was used to value the remaining half of the Performance Units that are subject to risk of forfeiture for non-achievement of the Holdings share price conditions. The grant date fair value was measured using Monte Carlo simulation from which a five-year requisite service period was derived, representing the median of the distribution of stock price paths on which the market condition is satisfied.

Special IPO Grant

Also, on May 9, 2018, Holdings made a grant of 357 thousand Holdings RSUs to Equitable Life employees and financial professionals, or 50 restricted stock units to each eligible individual, that cliff vested on November 9, 2018. The grant-date fair value of the award was measured using the $20 IPO price for a Holdings share and all compensation expense was recognized as of November 9, 2018.

Prior Equity Award Grants and Settlements

In 2017 and prior years, equity awards for employees, financial professional and directors were available under the umbrella of AXA’s global equity program. Accordingly, equity awards granted in 2017 and prior years were linked to AXA’s stock.

Employees were granted AXA ordinary share options each year under the AXA Stock Option Plan for AXA Financial Employees and Associates (the “Stock Option Plan”). There is no limitation in the Stock Option Plan on the number of shares that may be issued pursuant to option or other grants.

Employees were also granted AXA performance shares under the AXA International Performance Shares Plan established for each year (the “Performance Share Plan”) and financial professionals were granted performance units under the AXA Advisors Performance Unit Plan established for each year.

The fair values of these prior awards are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards that are settled in cash. The fair value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2019 and 2018 was $43 million and $32 million, respectively.

2017 Performance Shares Grant

Under the terms of the 2017 Performance Share Plan, AXA awarded performance shares to Equitable Life employees. The extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and select businesses are achieved will determine the number of performance shares earned. For all Equitable Life employees, the number of performance shares earned may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date.

2017 Performance Units Grant

Under the terms of the AXA Advisors Performance Unit Plan performance units were granted to Equitable Life financial professionals. The performance units will be cash settled and are remeasured until settlement of the awards. The performance units will be earned based on meeting pre-established performance metrics tied to achievement of specific sale and earnings goals. For all awards, the number of performance units earned may vary between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled on the fourth anniversary of the award date.

2017 Stock Options Grant

On June 21, 2017, 0.5 million options to purchase AXA ordinary shares were granted to Equitable Life employees under the terms of the Stock Option Plan with a ten-year term. All of those options have a five-year graded schedule, with

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one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total awarded on June 21, 2017, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period.

Other Grants

Prior to the IPO, non-officer directors of Holdings and certain subsidiaries were granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually under The Equity Plan for Directors.

The Company has also granted AXA restricted stock units (“AXA RSUs”) to certain executives. The AXA RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

Summary of Stock Option Activity

A summary of activity in the AXA and Holdings option plans during 2019 follows:

	Options Outstanding
	EQH Shares		AXA Ordinary Shares		AXA ADRs(2)
	Number Outstanding (In 000’s)	Weighted Average Exercise Price	Number Outstanding (In 000’s)	Weighted Average Exercise Price	Number Outstanding (In 000’s)	Weighted Average Exercise Price

Options Outstanding at January 1, 2019	835	$21.34	2,609	€18.20	15	$15.37
Options granted	1,251	$18.74	156	€21.60	—	$—
Options exercised	23	$21.34	856	€16.40	15	$15.37
Options forfeited, net	133	$20.29	182	€19.72	—	$—
Options expired	—	$—	—	€—	—	$—

Options Outstanding at December 31, 2019	1,930	$19.73	1,727	€20.09	—	$—

Aggregate Intrinsic Value(1)		$9,755		€8,661		$—

Weighted Average Remaining Contractual Term (in years)	8.85		5.20		—

Options Exercisable at December 31, 2019	250	$21.34	1,527	€19.74	—	$—

Aggregate Intrinsic Value(1)		$859		€8,207		$—

Weighted Average Remaining Contractual Term (in years)	8.43		4.85		—

(1)

Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2019 of the respective underlying shares over the strike prices of the option awards. For awards with strike prices higher then market prices, intrinsic value is shown as zero.

(2)

AXA ordinary shares will be delivered to participants in lieu of AXA ADRs at exercise or maturity. For the purpose of estimating the fair value of Holdings and AXA stock option awards, the Black-Scholes is used. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase Holdings and AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2019, 2018 and 2017.

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	EQH Shares(1)		AXA Ordinary Shares(2)
	2019	2018	2019	2018	2017

Dividend yield	2.77%	2.44%	NA	NA	6.49%
Expected volatility	25.70%	25.40%	NA	NA	26.6%
Risk-free interest rates	2.49%	2.83%	NA	NA	0.33%
Expected life in years	5.8	9.7	NA	NA	8.1
Weighted average fair value per option at grant date	$3.82	$4.61	NA	NA	$2.06

(1)

The expected volatility is based on historical selected peer data, the weighted average expected term is determined by using the simplified method due to lack of sufficient historical data, the expected dividend yield based on Holdings’ expected annualized dividend, and the risk-free interest rate is based on the U.S. Treasury bond yield for the appropriate expected term.

(2)

The expected AXA dividend yield is based on market consensus. AXA share price volatility is estimated on the basis of implied volatility, which is checked against an analysis of historical volatility to ensure consistency. The risk-free interest rate is based on the Euro Swap Rate curve for the appropriate term. The effect of expected early exercise is taken into account through the use of an expected life assumption based on historical data.

As of December 31, 2019, approximately $0.4 million of unrecognized compensation cost related to AXA unvested stock option awards is expected to be recognized by the Equitable Life over a weighted-average period of 0.7 years. Approximately $3 million of unrecognized compensation cost related to Holdings unvested stock option awards is expected to be recognized by the Equitable Life over a weighted average period of 0.8 years.

Restricted Awards

The market price of a Holdings share is used as the basis for the fair value measure of a Holdings RSU. For purposes of determining compensation cost for stock-settled Holdings RSUs, fair value is fixed at the grant date until settlement, absent modification to the terms of the award. For liability-classified cash-settled Holdings and AXA RSUs, fair value is remeasured at the end of each reporting period.

At December 31, 2019, approximately 1.8 million Holdings RSUs and AXA ordinary share unit awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $19 million and is expected to be recognized over a weighted-average period of 1.08 years.

Following table summarizes Holdings restricted share units and AXA ordinary share unit activity for 2019.

	Shares of Holdings Restricted Stock	Weighted Average Grant Date Fair Value	Shares of AXA Restricted Stock	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2019	1,259,059	$21.00	48,334	$20.38
Granted	1,007,057	$18.22	—	$—
Forfeited	125,915	$19.74	—	$—
Vested	334,900	$20.51	29,054	$21.35

Unvested as of December 31, 2019	1,805,301	$19.35	19,280	$19.20

Performance Awards

At December 31, 2019, approximately 2.5 million Holdings and AXA performance awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $10 million and is expected to be recognized over a weighted-average period of 0.64 years.

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The following table summarizes Holdings and AXA performance awards activity for 2019.

	Shares of Holdings Performance Awards	Weighted- Average Grant Date Fair Value	Shares of AXA Performance Awards	Weighted- Average Grant Date Fair Value
Unvested as of January 1, 2019	166,552	$23.17	3,159,577	$20.10
Granted	243,041	$19.67	149,757	$20.70
Forfeited	25,952	$21.77	210,329	$20.20
Vested	—	$—	944,945	$20.23

Unvested as of December 31, 2019	383,641	$21.05	2,154,059	$20.08

Employee Stock Purchase Plans

Holdings Stock Purchase Plan

Under the Equitable Holdings, Inc. Stock Purchase Program (“SPP”) participants are able to contribute up to 100% of their eligible compensation and receive a matching contribution in cash equal to 15% of their payroll contribution, which is used to purchase Holdings shares. Purchases are made at the end of each month at the prevailing market rate.

AXA Shareplan 2017

In 2017, eligible employees of participating AXA subsidiaries were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan 2017. Investment Option A permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of €20.19 per share. Investment Option B permitted participants to purchase AXA ordinary shares at an 8.98% formula discounted price of €22.96 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. All subscriptions became binding and irrevocable on October 17, 2017.

15)	INCOME TAXES

A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Income tax (expense) benefit:
Current (expense) benefit	$295	$234	$(6)
Deferred (expense) benefit	289	212	1,216

Total	$584	$446	$1,210

The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 21%, 21% and 35% for 2019, 2018 and 2017, respectively. The sources of the difference and their tax effects are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Expected income tax (expense) benefit	$510	$311	$(542)
Noncontrolling interest	1	(1)	—
Non-taxable investment income	73	104	241
Tax audit interest	(14)	(11)	(6)
State income taxes	(2)	(1)	(3)
Tax settlements/uncertain tax position release	12	—	221
Change in tax law	—	46	1,308
Other	4	(2)	(9)

Income tax (expense) benefit	$584	$446	$1,210

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In accordance with Staff Accounting Bulletin No. 118 (“SAB 118”), the Company recorded provisional estimates for the income tax effects of the Tax Cuts and Jobs Act (the “Tax Reform Act”) in 2017 and refined those estimates in 2018. The impact of the Tax Reform Act primarily related to the revaluation of deferred tax assets and liabilities.

During the second quarter of 2017, the Company agreed to the Internal Revenue Service’s Revenue Agent’s Report for its consolidated 2008 and 2009 Federal corporate income tax returns. The impact on the Company’s financial statements and unrecognized tax benefits was a tax benefit of $221 million.

The components of the net deferred income taxes are as follows:

	As of December 31,
	2019		2018
	Assets	Liabilities	Assets	Liabilities
	(in millions)

Compensation and related benefits	$51	$—	$47	$—
Net operating loss	44	—	239	—
Reserves and reinsurance	944	—	16	—
DAC	—	716	—	864
Unrealized investment gains (losses)	—	639	123	—
Investments	640	—	622	—
Tax credits	—	—	314	—
Other	—	73	14	—

Total	$1,679	$1,428	$1,375	$864

The Company had $314 million of AMT credits for the year ended December 31, 2018 and expects those credits to be currently utilized or refunded.

A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance at January 1,	$273	$205	$444
Additions for tax positions of prior years	24	98	28
Reductions for tax positions of prior years	—	(30)	(234)
Settlements with tax authorities	—	—	(33)

Balance at December 31,	$297	$273	$205

Unrecognized tax benefits that, if recognized, would impact the effective rate	$222	$202	$172

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2019 and 2018 were $55 million and $41 million, respectively. For 2019, 2018 and 2017, respectively, there were $14 million, $18 million and $(44) million in interest expense (benefit) related to unrecognized tax benefits.

It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

As of December 31, 2019, tax years 2010 and subsequent remain subject to examination by the IRS.

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16)	EQUITY

AOCI represents cumulative gains (losses) on items that are not reflected in income (loss). The balances for the past three years follow:

	December 31,
	2019	2018	2017
	(in millions)

Unrealized gains (losses) on investments(1)	$1,597	$(484)	$581
Defined benefit pension plans(2)	(5)	(7)	(51)

Total accumulated other comprehensive income (loss) from continuing operations	1,592	(491)	530

Less: Accumulated other comprehensive income (loss) attributable to discontinued operations, net of noncontrolling interest	—	—	(68)

Accumulated other comprehensive income (loss) attributable to Equitable Life	$1,592	$(491)	$598

(1)	2018 includes a $86 million decrease to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.
(2)	2018 includes a $3 million increase to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.

The components of OCI, net of taxes for the years ended December 31, 2019, 2018 and 2017, net of tax, follow:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Change in net unrealized gains (losses) on investments:
Net unrealized gains (losses) arising during the year(3)	$3,052	$(1,663)	$741
(Gains) losses reclassified to Net income (loss) during the year(1)	(160)	(4)	8

Net unrealized gains (losses) on investments	2,892	(1,667)	749
Adjustments for policyholders’ liabilities, DAC, insurance liability loss recognition and other	(811)	437	(165)

Change in unrealized gains (losses), net of adjustments (net of deferred income tax expense (benefit) of $547, $(310), and $244)	2,081	(1,230)	584

Change in defined benefit plans:
Reclassification to Net income (loss) of amortization of net prior service credit included in net periodic cost(2)	2	(4)	(5)

Change in defined benefit plans (net of deferred income tax expense (benefit) of $0, $0, and $(2))	2	(4)	(5)

Total other comprehensive income (loss), net of income taxes from continuing operations	2,083	(1,234)	579
Other comprehensive income (loss) from discontinued operations, net of income taxes(3)	—	—	23

Other comprehensive income (loss) attributable to Equitable Life	$2,083	$(1,234)	$602

(1)

See “Reclassification adjustments” in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(43) million, $(1) million and $(5) million for the years ended December 31, 2019, 2018 and 2017, respectively.

(2)

These AOCI components are included in the computation of net periodic costs (see “Employee Benefit Plans” in Note 13). Reclassification amounts presented net of income tax expense (benefit) of $0 million, $0 million and $2 million for the years ended December 31, 2019, 2018 and 2017, respectively.

(3)	Includes reclassification related to Discontinued Operations in 2017.

Investment gains and losses reclassified from AOCI to Net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of

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income (loss). Amounts reclassified from AOCI to Net income (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefits in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

17)	COMMITMENTS AND CONTINGENT LIABILITIES

Litigation

Litigation, regulatory and other loss contingencies arise in the ordinary course of the Company’s activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek, or they may be required only to state an amount sufficient to meet a court’s jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including, among other things, insurers’ sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter is difficult to predict, and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company’s financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company’s litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company’s results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2019, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date to be up to approximately $100 million.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company’s accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

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In August 2015, a lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O’Donnell, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from Equitable Life, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that Equitable Life implemented the volatility management strategy in violation of applicable law. Plaintiff seeks an award of damages individually and on a class-wide basis, and costs and disbursements, including attorneys’ fees, expert witness fees and other costs. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York. In March 2017, the Southern District of New York granted Equitable Life’s motion to dismiss the complaint. In April 2017, the plaintiff filed a notice of appeal. In April 2018, the United States Court of Appeals for the Second Circuit reversed the trial court’s decision with instructions to remand the case to Connecticut state court. In September 2018, the Second Circuit issued its mandate, following Equitable Life’s notification to the court that it would not file a petition for writ of certiorari. The case was transferred in December 2018 and is pending in Connecticut Superior Court, Judicial District of Stamford. We are vigorously defending this matter.

In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc. v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of universal life (“UL”) policies subject to Equitable Life’s COI rate increase. In early 2016, Equitable Life raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. A second putative class action was filed in Arizona in 2017 and consolidated with the Brach matter. The current consolidated amended class action complaint alleges the following claims: breach of contract; misrepresentations by Equitable Life in violation of Section 4226 of the New York Insurance Law; violations of New York General Business Law Section 349; and violations of the California Unfair Competition Law, and the California Elder Abuse Statute. Plaintiffs seek; (a) compensatory damages, costs, and, pre- and post-judgment interest; (b) with respect to their claim concerning Section 4226, a penalty in the amount of premiums paid by the plaintiffs and the putative class; and (c) injunctive relief and attorneys’ fees in connection with their statutory claims. Five other federal actions challenging the COI rate increase are also pending against Equitable Life and have been coordinated with the Brach action for the purposes of pre-trial activities. They contain allegations similar to those in the Brach action as well as additional allegations for violations of various states’ consumer protection statutes and common law fraud. Three actions are also pending against Equitable Life in New York state court. Equitable Life is vigorously defending each of these matters.

Obligations under Funding Agreements

As a member of the FHLBNY, Equitable Life has access to collateralized borrowings. It also may issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require Equitable Life to pledge qualified mortgage-backed assets and/or government securities as collateral. Equitable Life issues short-term funding agreements to the FHLBNY and uses the funds for asset, liability, and cash management purposes. Equitable Life issues long-term funding agreements to the FHLBNY and uses the funds for spread lending purposes.

Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral. Equitable Life has purchased FHLBNY stock of $322 million and pledged collateral with a carrying value of $9.8 billion as of December 31, 2019.

Funding agreements are reported in Policyholders’ account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see “Derivative and offsetting assets and liabilities” included in Note 4. The table below summarizes the Company’s activity of funding agreements with the FHLBNY.

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Change in FHLBNY Funding Agreements during the Years Ended December 31, 2019 and 2018

	Outstanding Balance at December 31, 2018	Issued During the Period	Repaid During the Period	Long-term Agreements Maturing Within One Year	Outstanding Balance at December 31, 2019
	(in millions)
Short-term funding agreements:
Due in one year or less	$1,640	$29,330	$26,420	$58	$4,608
Long-term funding agreements:
Due in years two through five	1,569	—	—	77	1,646
Due in more than five years	781	—	—	(135)	646

Total long-term funding agreements	2,350	—	—	(58)	2,292

Total funding agreements(1)	$3,990	$29,330	$26,420	$—	$6,900

	Outstanding Balance at December 31, 2017	Issued During the Period	Repaid During the Period	Long-term Agreements Maturing Within One Year	Outstanding Balance at December 31, 2018
	(in millions)
Short-term funding agreements:
Due in one year or less	$500	7,980	$6,990	$150	$1,640
Long-term funding agreements:
Due in years two through five	1,621	—	—	(52)	1,569
Due in more than five years	879	—	—	(98)	781

Total long-term funding agreements	2,500	—	—	(150)	2,350

Total funding agreements(1)	$3,000	$7,980	$6,990	$—	$3,990

(1)

The $9 million, $11 million and $14 million difference between the funding agreements carrying value shown in fair value table for 2019, 2018 and 2017, respectively, reflects the remaining amortization of a hedge implemented and closed, which locked in the funding agreements’ borrowing rates.

Guarantees and Other Commitments

The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2019, these arrangements include commitments by the Company to provide equity financing of $1 billion (including $225 million with affiliates ) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

The Company is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, the Company owns single premium annuities issued by previously wholly-owned life insurance subsidiaries. The Company has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly-owned subsidiaries be unable to meet their obligations. Management believes the need for the Company to satisfy those obligations is remote.

The Company had $17 million of undrawn letters of credit related to reinsurance at December 31, 2019. The Company had $260 million of commitments under existing mortgage loan agreements at December 31, 2019.

Pursuant to certain assumption agreements (the “Assumption Agreements”), AXA Financial legally assumed primary liability from Equitable Life for all current and future liabilities of Equitable Life under certain employee benefit plans that provide participants with medical, life insurance and deferred compensation benefits as well as under the AXA Equitable Retirement plan, a frozen qualified pension plan. Equitable Life remains secondarily liable for its obligations under these plans and would recognize such liabilities in the event AXA Financial does not perform under the terms of the Assumption

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Agreements. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. See Note 1 for further information.

18)	INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

For 2019, 2018 and 2017, respectively, Equitable Life’s statutory net income (loss) totaled $3.9 billion, $3.1 billion and $748 million. Statutory surplus, Capital stock and Asset Valuation Reserve (“AVR”) totaled $8.7 billion and $7.9 billion at December 31, 2019 and 2018, respectively. At December 31, 2019, Equitable Life, in accordance with various government and state regulations, had $58 million of securities on deposit with such government or state agencies.

In 2019, Equitable Life paid to its direct parent which subsequently distributed such amount to Holdings an ordinary shareholder dividend of $1.0 billion. In 2018, Equitable Life paid to its direct parent which subsequently distributed such amount to Holdings an ordinary shareholder dividend of $1.1 billion. Also, in 2018, Equitable Life transferred its interests in ABLP, AB Holding and the General Partner to Alpha Units Holdings, Inc., a newly formed subsidiary, and distributed the shares of that subsidiary to its direct parent which subsequently distributed such shares to Holdings (the “AB Ownership Transfer”). The AB Ownership transfer was considered an extraordinary dividend of $1.7 billion representing the equity value of Alpha Units Holdings, Inc. In connection with the AB Ownership Transfer, Equitable Life paid an extraordinary cash dividend of $572 million and issued a surplus note to Holdings in the same amount. Equitable Life repaid the outstanding principal balance of the surplus note in March 2019.

Dividend Restrictions

As a domestic insurance subsidiary regulated by the insurance laws of New York State, Equitable Life is subject to restrictions as to the amounts the Company may pay as dividends and amounts the Company may repay of surplus notes to Holdings.

New York State insurance law provides that a stock life insurer may not, without prior approval of the New York State Department of Financial Services (“NYDFS”), pay a dividend to its stockholders exceeding an amount calculated under one of two standards (the “Standards”). The first standard allows payment of an ordinary dividend out of the insurer’s earned surplus (as reported on the insurer’s most recent annual statement) up to a limit calculated pursuant to a statutory formula, provided that the NYDFS is given notice and opportunity to disapprove the dividend if certain qualitative tests are not met (the “Earned Surplus Standard”). The second standard allows payment of an ordinary dividend up to a limit calculated pursuant to a different statutory formula without regard to the insurer’s earned surplus. Dividends exceeding these prescribed limits require the insurer to file a notice of its intent to declare the dividends with the NYDFS and prior approval or non-disapproval from the NYDFS.

In applying the Standards, Equitable Life could pay ordinary dividends up to approximately $2.4 billion during 2020.

Intercompany Reinsurance

The company receives statutory reserve credits for reinsurance treaties with EQ AZ Life Re to the extent EQ AZ Life Re holds assets in an irrevocable trust (the “EQ AZ Life Re Trust”). As of December 31, 2019, EQ AZ Life Re holds $1.2 billion of assets in the EQ AZ Life Re Trust and letters of credit of $2.1 billion that are guaranteed by Holdings. Under the reinsurance transactions, EQ AZ Life Re is permitted to transfer assets from the EQ AZ Life Re Trust under certain circumstances. The level of statutory reserves held by EQ AZ Life Re fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or additional letters of credit be secured, which could adversely impact EQ AZ Life Re’s liquidity.

Prescribed and Permitted Accounting Practices

At December 31, 2019 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2019.

The Company cedes a portion of their statutory reserves to EQ AZ Life Re, a captive reinsurer, as part of the Company’s capital management strategy. EQ AZ Life Re prepares financial statements in a special purpose framework for statutory reporting.

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Differences between Statutory Accounting Principles and U.S. GAAP

Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles (“SAP”) and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders’ account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (g) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (h) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP; and (i) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)	DISCONTINUED OPERATIONS

Distribution of AllianceBernstein to Holdings

Effective December 31, 2018, the Company and its subsidiaries transferred all economic interests in the business of AB to a newly created entity, Alpha Unit Holdings, LLC (“Alpha”). The Company distributed all equity interests in Alpha to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of Holdings. The AB transfer and subsequent distribution of Alpha equity interests (“the AB Business Transfer”) removed the authority to control the business of AB and as such AB’s operations are now reflected as a discontinued operation in the Company’s consolidated financial statements in all periods presented. Prior to the fourth quarter of 2018, the Company reported the operations of AB as its Investment Management and Research segment.

In connection with the transfer, the Company paid an extraordinary dividend in cash to Holdings in the amount of $572 million. The Company also issued a one-year senior surplus note to Holdings for $572 million that was repaid on March 5, 2019. See Note 12 for details of the senior surplus note.

Transactions Prior to Distribution

Intercompany transactions prior to the AB Business Transfer between the Company and AB were eliminated and excluded from the consolidated statements of income (loss) and consolidated balance sheets.

The table below presents AB’s revenues recognized in 2018 and 2017, disaggregated by category:

	Years Ended December 31,
	2018	2017
	(in millions)
Investment management, advisory and service fees:
Base fees	$2,156	$2,025
Performance-based fees	118	95
Research services	439	450
Distribution services	419	412
Other revenues:
Shareholder services	76	75
Other	35	42

Total investment management and service fees	$3,243	$3,099

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Transactions Ongoing after Distribution

After the AB Business Transfer, services provided by AB will consist primarily of an investment management service agreement and will be included in investment expenses and identified as a related party transaction.

Discontinued Operations

The following table presents the amounts related to the Net income (loss) of AB that has been reflected in Discontinued operations:

	Years Ended December 31,
	2018	2017
	(in millions)
REVENUES
Net derivative gains (losses)	$12	$(24)
Net investment income (loss)	24	142
Investment management and service fees	3,243	3,099
Other income	—	—

Total revenues	$3,279	$3,217

BENEFITS AND OTHER DEDUCTIONS
Compensation and benefits	$1,370	$1,307
Commissions and distribution related payments	427	415
Interest expense	8	6
Other operating costs and expenses	727	789

Total benefits and other deductions	2,532	2,517

Income (loss) from discontinued operations, before income taxes	747	700
Income tax (expense) benefit	(69)	(82)

Net income (loss) from discontinued operations, net of taxes	678	618
Less: Net (income) loss attributable to the noncontrolling interest	(564)	(533)

Net income (loss) from discontinued operations, net of taxes and noncontrolling interest	$114	$85

20)	REDEEMABLE NONCONTROLLING INTEREST

The changes in the components of redeemable noncontrolling interests were:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Balance, beginning of period	$39	$25	$10
Net earnings (loss) attributable to redeemable noncontrolling interests	5	(2)	1
Purchase/change of redeemable noncontrolling interests	(5)	16	14

Balance, end of period	$39	$39	$25

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21)	QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

The unaudited quarterly financial information for the years ended December 31, 2019 and 2018 are summarized in the table below:

	Three Months Ended
	March 31	June 30	September 30	December 31
	(in millions)
2019
Total revenues	$690	$2,071	$1,946	$441

Total benefits and other deductions	$1,680	$1,753	$2,383	$1,762

Net income (loss)	$(828)	$265	$(262)	$(1,021)

2018
Total revenues	$1,139	$1,621	$27	$4,164

Total benefits and other deductions	$1,512	$4,278	$763	$1,879

Net income (loss)	$(264)	$(2,084)	$(509)	$1,936

Net Income (Loss) Volatility

With the exception of the GMxB Unwind during the second quarter of 2018 that is further described in Note 12, the fluctuation in the Company’s quarterly Net income (loss) during 2019 and 2018 is not due to any specific events or transactions, but instead is driven primarily by the impact of changes in market conditions on the Company’s liabilities associated with GMxB features embedded in its variable annuity products, partially offset by derivatives the Company has in place to mitigate the movement in those liabilities. As those derivatives do not qualify for hedge accounting treatment, volatility in Net income (loss) result from the changes in fair value of the derivatives being recognized in the period in which they occur, with offsetting changes in the liabilities being partially recognized in the current period. An additional source of Net income (loss) volatility is the impact of the Company’s annual actuarial assumption review. See Note 2, Significant Accounting Policies — Assumption Updates, for further detail of the impact of assumption updates on Net income (loss) in 2019 and 2018.

Discontinued Operations

In addition, as further described in Note 19, as a result of the AB Business Transfer effective as of December 31, 2018, AB’s operations are now reflected as Discontinued operations in the Company’s consolidated financial statements. The financial information for prior periods presented in the consolidated financial statements have been adjusted to reflect AB as Discontinued operations.

22)	SUBSEQUENT EVENTS

None.

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AXA EQUITABLE LIFE INSURANCE COMPANY

SCHEDULE I

SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES

AS OF DECEMBER 31, 2019

	Cost(1)	Fair Value	Carrying Value
	(in millions)
Fixed Maturities:
U.S. government, agencies and authorities	$14,385	$15,231	$14,385
State, municipalities and political subdivisions	584	649	584
Foreign governments	460	490	460
Public utilities	4,618	4,895	4,618
All other corporate bonds	37,729	39,569	37,729
Residential mortgage-backed	161	173	161
Asset-backed	843	844	843
Redeemable preferred stocks	498	511	498

Total fixed maturities	59,278	62,362	59,278
Mortgage loans on real estate(2)	12,090	12,317	12,090
Real estate held for the production of income	27	27	27
Policy loans	3,270	4,199	3,270
Other equity investments	1,149	1,149	1,149
Trading securities	6,376	6,598	6,598
Other invested assets	2,129	2,129	2,129

Total Investments	$84,319	$88,781	$84,541

(1)

Cost for fixed maturities represents original cost, reduced by repayments and write-downs and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by write-downs; cost for other limited partnership interests represents original cost adjusted for equity in earnings and reduced by distributions.

(2)	Carrying value for mortgage loans on real estate represents original cost adjusted for amortization of premiums or accretion of discount and reduced by valuation allowance.

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AXA EQUITABLE LIFE INSURANCE COMPANY

SCHEDULE IV

REINSURANCE(1)

AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
	(in millions)
2019
Life insurance in-force	$392,420	$66,770	$31,699	$357,349	8.9%

Premiums:
Life insurance and annuities	$825	$99	$185	$911	20.3%
Accident and health	43	27	9	25	36.0%

Total Premiums	$868	$126	$194	$936	20.7%

2018
Life insurance in-force	$390,374	$69,768	$30,322	$350,928	8.6%

Premiums:
Life insurance and annuities	$787	$128	$177	$836	21.2%
Accident and health	49	32	9	26	34.6%

Total Premiums	$836	$160	$186	$862	21.6%

2017
Life insurance in-force	$392,926	$73,843	$30,300	$349,383	8.7%

Premiums:
Life insurance and annuities	$826	$135	$186	$877	21.2%
Accident and health	54	36	9	27	33.3%

Total Premiums	$880	$171	$195	$904	21.6%

(1)	Includes amounts related to the discontinued group life and health business.

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Structured Capital Strategies® PLUS GuardSM

A variable and index-linked deferred annuity contract

Prospectus dated May 1, 2020

Please read and keep this Prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. You should read the prospectuses for each Trust which contain important information about the portfolios.

What is Structured Capital Strategies® PLUS GuardSM?

Structured Capital Strategies® PLUS GuardSM is a variable and index-linked deferred annuity contract issued by Equitable Financial Life Insurance Company (the “Company”, “we”, “our” and “us”), formerly AXA Equitable Life Insurance Company. The Structured Capital Strategies® contract provides for the accumulation of retirement savings. The contract also offers several payout options and an optional death benefit. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, in one or more of the Segments comprising the Structured Investment Option or in our Dollar Cap Averaging Program. See “Definition of key terms” later in this Prospectus for a more detailed explanation of terms associated with the Structured Investment Option.

This Prospectus is a disclosure document and describes the contract’s material features, benefits, rights and obligations, as well as other information. The description of the contract’s material provisions in this Prospectus is current as of the date of this Prospectus. If certain material provisions under the contract are changed after the date of this Prospectus in accordance with the contract, those changes will be described in a supplement to this Prospectus. You should carefully read this Prospectus in conjunction with any applicable supplements. The contract should also be read carefully.

The contract may not currently be available in all states. In addition, certain features described in this Prospectus may vary in your state. Not all Indices are available in all states. For a state-by-state description of all material variations to this contract, see “Appendix II” later in this Prospectus. We can refuse to accept any application or contribution from you at any time, including after you purchase the contract.

We reserve the right to discontinue the acceptance of, and/or place additional limitations on, contributions into certain investment options, including any or all of the Segments comprising the Structured Investment Option. If we exercise this right, your ability to invest in your contract, increase your account value and, consequently, increase your account value death benefit or Return of Premium Death Benefit, if elected, will be limited.

Please refer to page 14 of this Prospectus for a discussion of risk factors.

Our variable investment options are subaccounts offered through Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio (“portfolio”) of the EQ Advisors Trust (the “Trust”). Your investment results in a variable investment option will depend on the investment performance of the related portfolio. Below is a complete list of the variable investment options:

Variable investment options

•	EQ/Balanced Strategy
•	EQ/Money Market

We also offer our Structured Investment Option, which permits you to invest in one or more Segments, each of which provides performance tied to the performance of an Index for a set period (6 years or 1 year when available). The Structured Investment Option does not involve an investment in any underlying portfolio. Instead, it is an obligation of the Company. Unlike an index fund, the Structured Investment Option provides a return at Segment maturity designed to provide a combination of protection against certain decreases in the Index and a limitation on participation in certain increases in the Index through the use of Performance Cap Rates. Our minimum Performance Cap Rate is 2%. Our minimum Performance Cap Rate for Step Up Segments is 2%. We will not open a Segment with a Performance Cap Rate below the applicable minimum Performance Cap Rate. The downside protection at Segment maturity for a Segment, is equal to the first 10% of loss. All guarantees are subject to the Company’s claims paying ability. There is a risk of a substantial loss of your principal because you agree to absorb all losses to the extent they exceed the downside protection provided by the Structured Investment Option at Segment maturity. If you would like a guarantee of principal, we offer other products that provide such guarantees.

The total amount earned on an investment in a Segment of the Structured Investment Option is only applied at Segment maturity. If you take a withdrawal from a Segment on any date prior to Segment maturity, we calculate the interim value of the Segment as described in “Appendix III — Segment Interim Value.” This amount may be less than the amount invested and may be less than the amount you would receive had you held the investment until Segment maturity. The Segment Interim Value will generally be negatively affected by increases in the expected volatility of index prices, interest rate increases, and by poor market performance. All other factors being equal, the Segment Interim Value would be lower the earlier a withdrawal or surrender is made during a Segment. Also, participation in upside performance for early withdrawals is pro-rated based on the period those amounts were invested in a Segment. This means you participate to a lesser extent in upside performance the earlier you take a withdrawal.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

SCS PLUS Guard

#819062

We currently offer the Structured Investment Option using the following Indices:

Indices

•	S&P 500 Price Return Index
•	Russell 2000® Price Return Index
•	iShares® MSCI EAFE ETF

Types of contracts.  We offer the contracts for use as:

•	A nonqualified annuity (“NQ”) for after-tax contributions only.

•	An individual retirement annuity (“IRA”), either traditional IRA or Roth IRA.

•	An annuity that is an investment vehicle for a qualified plan (“QP”) (whether defined contribution or defined benefit; transfer contributions only).

A minimum contribution of $25,000 is required to purchase a contract.

The principal underwriters of the contract are Equitable Advisors, LLC (Equitable Financial Advisors in MI and TN), (“Equitable Advisors”) and Equitable Distributors, LLC (“Equitable Distributors”), (together the “Distributors”). The offering of the contract is intended to be continuous.

Registration statements relating to this offering have been filed with the SEC. The statement of additional information (“SAI”) dated May 1, 2020, is a part of the registration statement filed on Form N-4. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI is incorporated by this reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC’s website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.

Electronic delivery of shareholder reports (pursuant to Rule 30e-3).  Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for portfolio companies available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically from the Company by calling 1-800-789-7771 or by calling your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com or by calling your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract.

Contents of this Prospectus

When we address the reader of this Prospectus with words such as “you“ and “your,“ we mean the person who has the right or responsibility that the Prospectus is discussing at that point. This is usually the contract owner.

When we use the word “contract“ it also includes certificates that are issued under group contracts in some states.

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11. Incorporation of certain documents by reference	78

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The Company

We are Equitable Financial Life Insurance Company, a New York stock life insurance corporation. We have been doing business since 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the contracts. The Company is solely responsible for paying all amounts owed to you under your contract.

Equitable Holdings, Inc. and its consolidated subsidiaries managed approximately $734.4 billion in assets as of December 31, 2019. For more than 150 years the Company has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

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Definitions of key terms

Account Value — Your “account value” is the total of: (i) the values you have in the variable investment options, (ii) the values you have in the Segment Type Holding Accounts and (iii) your Segment Interim Values.

Annual Lock Anniversary — The end of each Annual Lock Period.

Annual Lock Anniversary Ending Amount — The amount on an Annual Lock Anniversary calculated for the first Annual Lock Period by adding the Annual Lock Yearly Return Amount to the Segment Investment, as adjusted for any withdrawals from that Segment. For subsequent Annual Lock Periods the amount is calculated by adding the Annual Lock Yearly Return Amount to the previous Annual Lock Anniversary Starting Amount, as adjusted for any withdrawals from that Segment. The Annual Lock Anniversary Ending Amount is used solely to calculate the Segment Maturity Value for Annual Lock Segments. The Annual Lock Anniversary Ending Amount is not credited to the contract, is not the Segment Interim Value and cannot be received upon surrender or withdrawal.

Annual Lock Anniversary Starting Amount — The Annual Lock Anniversary Starting Amount for the first Annual Lock Period is equal to the Segment Investment, as adjusted for any withdrawals from that Segment. For subsequent Annual Lock Periods, it is equal to the Annual Lock Anniversary Ending Amount for the prior Annual Lock Period, as adjusted for any withdrawals from that Segment. The Annual Lock Anniversary Starting Amount is not credited to the contract, is not the Segment Interim Value and cannot be received upon surrender or withdrawal.

Annual Lock Period — Each of the one-year periods during an Annual Lock Segment.

Annual Lock Segment — Any multi-year duration Segment belonging to a Segment Type whose name includes “Annual Lock”. Unlike other Segments, your return is cumulatively calculated based on Index performance each Annual Lock Period subject to the Performance Cap Rate and Segment Buffer.

Annual Lock Yearly Rate of Return — The Rate of Return for an Annual Lock Segment during an Annual Lock Period as calculated on the Annual Lock Anniversary. If the Index Performance Rate is positive, then the Annual Lock Yearly Rate of Return is a rate equal to the Index Performance Rate, but not more than the Performance Cap Rate. If the Index Performance Rate is negative, but declines by a percentage less than or equal to the Segment Buffer, then the Annual Lock Yearly Rate of Return is 0%. If the Index Performance Rate is negative, and declines by more than the Segment Buffer, then the Annual Lock Yearly Rate of Return is negative, but will not reflect the amount of the Segment Buffer (i.e., the first -10% of downside performance).

Annual Lock Yearly Return Amount — Equals the Segment Investment multiplied by the Annual Lock Yearly Rate of

Return for the first Annual Lock Period. For subsequent Annual Lock Periods, it is equal to the Annual Lock Anniversary Starting Amount multiplied by the corresponding Annual Lock Yearly Rate of Return.

Annuitant — The “annuitant” is the person who is the measuring life for determining the contract’s maturity date. The annuitant is not necessarily the contract owner. Where the owner of a contract is non-natural, the annuitant is the measuring life for determining contract benefits, except for the Return of Premium Death Benefit.

Business Day — Our “business day” is generally any day the New York Stock Exchange (“NYSE”) is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). If the SEC determines the existence of emergency conditions on any day, and consequently, the NYSE does not open, then that day is not a business day.

Cash Value — At any time before annuity payments begin, your contract’s cash value is equal to the account value less any applicable withdrawal charges.

Contract Date — The “contract date” is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract.

Contract date anniversary — The end of each 12 month period is your “contract date anniversary.” For example, if your contract date is May 1, your contract date anniversary is April 30.

Contract Year — The 12 month period beginning on your contract date and each 12 month period after that date is a “contract year.”

Dollar Cap Averaging Program — Our Dollar Cap Averaging Program allows for the systematic transfer of amounts in the dollar cap averaging account into the Segment Type Holding Accounts.

Index — An Index is used to determine the Segment Rate of Return for a Segment. We currently offer Segment Types based on the performance of (1) securities indices or (2) exchange-traded funds. Throughout this Prospectus, we refer to these indices and exchange-traded funds using the term “Index” or, collectively, “Indices.” In the future, we may offer Segment Types based on other types of Indices.

Index Performance Rate — For a Segment, the percentage change in the value of the related Index from the Segment Start Date to the Segment Maturity Date or from the Segment Start Date to the first Annual Lock Anniversary (and thereafter from one Annual Lock Anniversary to the next) for Annual Lock Segments. The Index Performance Rate may be positive, negative or zero.

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IRA — Individual retirement annuity contract, either traditional IRA or Roth IRA (may also refer to an individual retirement account or an individual retirement arrangement).

IRS — Internal Revenue Service.

NQ Contract — Nonqualified contract.

Owner — The “owner” is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits, except for the Return of Premium Death Benefit.

Performance Cap Rate — For Standard Segments the Performance Cap Rate is the highest Segment Rate of Return that can be credited on a Segment Maturity Date. For Annual Lock Segments the Performance Cap Rate is the highest Annual Lock Yearly Rate of Return that can be applied on an Annual Lock Anniversary. For Step Up Segments the Performance Cap Rate is the Segment Rate of Return if the Index Performance Rate for that Segment is greater than or equal to zero. The Performance Cap Rate is not an annual rate of return.

QP Contract — An annuity contract that is an investment vehicle for a qualified plan.

Reference Life (Lives) — The Reference Life (or Reference Lives) is the individual or individuals on whose life we base the optional Return of Premium Death Benefit. We establish the Reference Life (or Reference Lives) at contract issue and the Reference Life (or Reference Lives) generally does not change. For contracts with a natural owner, the Reference Life (or Reference Lives) is the original owner (or original joint owners). For contracts with a non-natural owner, the Reference Life is the original annuitant. The Reference Life or Reference Lives may also be referred to as the Measuring Life or Measuring Lives in certain documents.

Segment — An investment option we establish with the Index, Segment Duration and Segment Buffer of a specific Segment Type, and for which we also specify a Segment Maturity Date and Performance Cap Rate. We currently offer Standard Segments, Annual Lock Segments and Step Up Segments.

Segment Buffer — The portion of any negative Index Performance Rate that the Segment Buffer absorbs on a Segment Maturity Date or each Annual Lock Anniversary for a particular Segment. Any percentage decline in a Segment’s Index Performance Rate in excess of the Segment Buffer reduces your Segment Maturity Value and any Annual Lock Anniversary Ending Amount.

Segment Business Day — A business day that all Indices underlying available Segments are scheduled to be open and to publish prices. A scheduled holiday for any one Index disqualifies that day from being scheduled as a Segment Business Day for all Segments. We use Segment Business Days in this manner so that, based on published holiday schedules, we mature all Segments on the same day and start all new Segments on a subsequent day. This design, among other things, facilitates the roll over of maturing Segment Investments into new Segments.

Segment Duration — The period from the Segment Start Date to the Segment Maturity Date.

Segment Interim Value — The value of your investment in a Segment prior to the Segment Maturity Date.

Segment Investment — The amount transferred to a Segment on its Segment Start Date, as adjusted for any withdrawals from that Segment.

Segment Maturity Date — The Segment Business Day on which a Segment ends.

Segment Maturity Date Requirement — You will not be permitted to invest in a Segment if the Segment Maturity Date is later than your contract maturity date.

Segment Maturity Value — The value of your investment in a Segment on the Segment Maturity Date.

Segment Option — Comprises all Standard Segments, Annual Lock Segments or Step Up Segments.

Segment Participation Requirements — The requirements that must be met before we transfer amounts from a Segment Type Holding Account to a new Segment on a Segment Start Date.

Segment Rate of Return — The rate of return earned by a Segment as calculated on the Segment Maturity Date. The Segment Rate of Return is calculated differently for different Segment Options.

Segment Return Amount — Equals the Segment Investment multiplied by the Segment Rate of Return.

Segment Start Date — The Segment Business Day on which a new Segment is established.

Segment Type — Comprises a Segment Option having the same Index, Segment Duration and Segment Buffer. Each Segment Type has a corresponding Segment Type Holding Account.

Segment Type Holding Account — An account that holds all contributions and transfers allocated to a Segment Type pending investment in a Segment. There is a Segment Type Holding Account for each Segment Type. The Segment Type Holding Accounts are part of the EQ/Money Market variable investment option.

Standard Segment — Any Segment belonging to a Segment Type whose name includes “Standard”.

Step Up Segment — Any Segment belonging to a Segment Type whose name includes “Step Up”. For Step Up Segments the Segment Rate of Return is equal to the Performance Cap Rate if the Index Performance Rate for that Segment is greater than or equal to zero on the Segment Maturity Date.

Structured Investment Option — An investment option that permits you to invest in various Segments, each tied to the performance of an Index, and participate in the performance of that Index.

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Structured Capital Strategies® PLUS GuardSM at a glance — key features

Variable investment options

The variable investment options invest in portfolios sub-advised by professional investment advisers. The contract currently offers two variable investment options. Depending upon the performance of the variable investment options, you could lose money by investing in one or more variable investment options.

Structured Investment Option	See “Definition of key terms” on the prior page and “Contract features and benefits” later in this Prospectus for more detailed explanations of terms associated with the Structured Investment Option.

•   Investments in Segments are not investments in underlying mutual funds; Segments are not “index funds.” Each Segment Type offers an opportunity to invest in a Segment that is tied to the performance of a Securities Index or exchange-trade fund. Throughout this Prospectus, we refer to these indices and exchange-traded funds using the term “Index” or, collectively, “Indices.” You participate in the performance of that Index by investing in the Segment. You do not participate in the investment results of any assets we hold in relation to the Segments. We hold assets in a “non-unitized” separate account we have established under the New York Insurance Law to support our obligations under the Structured Investment Option. We calculate the results of an investment in a Segment pursuant to one or more formulas described later in this Prospectus. Depending upon the performance of the Indices, you could lose money by investing in one or more Segments.

•   An “Index” is used to determine the Segment Rate of Return for a Segment. We currently offer Segment Types based on the performance of (1) securities Indices and (2) exchange-traded funds. In the future, we may offer Segment Types based on other types of Indices. The Indices are as follows:

—  S&P 500 Price Return Index;

—  Russell 2000® Price Return Index; and

—  iShares® MSCI EAFE ETF.

•   The Segment Return Amount will only be applied on the Segment Maturity Date.

•   The Segment Rate of Return could be positive, zero, or negative. There is a risk of a substantial loss of your principal because you agree to absorb all losses to the extent they exceed the Segment Buffer.

•   The Performance Cap Rate for the same Segment may be different for owners who elect that Segment during their first Contract Year than for owners who are in their second or later Contract Year. The Performance Cap Rate is the maximum Segment Rate of Return that can be credited on the Segment Maturity Date for Standard Segments. The Performance Cap Rate is used to calculate the maximum Annual Lock Yearly Rate of Return on an Annual Lock Anniversary for Annual Lock Segments. The Performance Cap Rate is the Rate of Return if the Index Performance Rate for that Segment is greater than or equal to zero for Step Up Segments. The Performance Cap Rate may limit your participation in any increases in the underlying Index associated with a Segment. We will not open a Segment with a Performance Cap Rate below the applicable minimum Performance Cap Rate. In some cases, we may decide not to declare a Performance Cap Rate for a Segment, in which case there is no maximum Segment Rate of Return for that Segment.

•   On any date prior to Segment maturity, we calculate the Segment Interim Value for each Segment as described in “Appendix III — Segment Interim Value”. This amount may be less than the amount invested, may be less than the Annual Lock Anniversary Ending Amount on each Annual Lock Anniversary and may be less than the amount you would receive had you held the investment until Segment maturity. The Segment Interim Value will generally be negatively affected by increases in the expected volatility of index prices, interest rate increases, and by poor market performance. All other factors being equal, the Segment Interim Value would be lower the earlier a withdrawal or surrender is made during a Segment. Also, participation in upside performance for early withdrawals is pro-rated based on the period those amounts were invested in a Segment. This means you participate to a lesser extent in upside performance the earlier you take a withdrawal.

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Structured Investment Option (continued)	• The following chart provides a comparison of certain differences between Segment Types.

Segment Type	Segment Durations	Buffers	Minimum Performance Cap Rates
Annual Lock	6 year	-10%	2%
Step Up	1 year	-10%	2%
Standard*	1 year	-10%	2%

* Standard Segments have limited availability. The iShares® MSCI EAFE EFT is not available with the Standard Segments.

•   Both the Performance Cap Rate and the Segment Buffer are rates of return from the Segment Start Date to the Segment Maturity Date or from the Segment Start Date to the first Annual Lock Anniversary (and thereafter from each Annual Lock Anniversary to the next) for Annual Lock Segments, not annual rates of return, even if the Segment Duration is longer than one year.

•   Step Up Segments will generally have lower Performance Cap Rates than Standard Segments with the same Index, Segment Duration and Segment Buffer.

•   This product generally offers greater upside potential, but less downside protection, on a Segment Maturity Date than fixed indexed annuities, which provide a guaranteed minimum return.

Tax considerations	• On earnings inside the contract	No tax until you make withdrawals from your contract or receive annuity payments.
	• On transfers inside the contract	No tax on transfers among investment options, including on a Segment Maturity Date.
If you are purchasing an annuity contract as an Individual Retirement Annuity (IRA) or to fund an employer retirement plan (QP or Qualified Plan), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code for individual retirement arrangements. Before purchasing this contract, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of this contract with any other investment that you may use in connection with your individual retirement arrangement. You should also be aware that income received under the contract is taxable as ordinary income and not as capital gain. For more information, see “Tax information” later in this Prospectus.

Contribution amounts

•   NQ

$25,000 (initial) (minimum)

$500 (subsequent) (minimum)

•   Traditional or Roth IRA

$25,000 (initial) (minimum)

$50 (subsequent) (minimum)

•   QP (defined contribution or defined benefit)

$25,000 (initial) (minimum)

$500 (subsequent) (minimum)

•   Maximum contribution limitations apply to all contracts.

In general, contributions are limited to $1.5 million under all Structured Capital Strategies® contracts with the same owner or annuitant and $2.5 million under all our annuity accumulation contracts with the same owner or annuitant. Higher contributions may only be made with our prior approval. Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions including contributions in general, or to particular investment options. In addition, we may, at any time, exercise our right to limit or terminate transfers into any variable investment option. For more information, see “How you can purchase and contribute to your contract” in “Contract features and benefits” later in this Prospectus. For contracts issued to qualified plans, see “Appendix VI” later in this Prospectus.

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Access to your money

•   Partial withdrawals

•   Contract surrender

•   You may be subject to tax on any income you receive and, unless you are age 59 1/2 or another exception applies, an additional 10% federal income tax penalty. You may also incur a withdrawal charge for certain withdrawals or if you surrender your contract.

Additional features	• Dollar Cap Averaging Program
Death Benefits

•   Return of Premium Death Benefit (for an additional charge)

The optional Return of Premium Death Benefit is payable upon the death of the Reference Life (or surviving Reference Life if there are joint Reference Lives). The Reference Life will not generally change even if the owner or annuitant is changed. If elected, the death benefit payable is the greater of the Return of Premium Death Benefit amount (calculated as total contributions reduced pro rata by any withdrawals) or the account value. The guaranteed benefits under the contract are supported by the Company’s general account and are subject to the Company’s claims paying ability. Contract owners should look to the financial strength of the Company for its claims paying ability.

• Account value death benefit (no additional charge)
Fees and charges	Please see “Fee table” later in this section for complete details.
Owner and annuitant issue ages	0-85
Your right to cancel	To exercise your cancellation right you must notify us, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive your contract. If state law requires, this “free look” period may be longer. See “Your right to cancel within a certain number of days” in “Contract features and benefits” later in this Prospectus for more information.

The table above summarizes only certain current key features of the contract. The table also summarizes certain current limitations, restrictions and exceptions to those features that we have the right to impose under the contract and that are subject to change in the future. In some cases, other limitations, restrictions and exceptions may apply. The contract may not currently be available in all states. All Segment Types may not be available in all states. For a state-by-state description of all material variations to this contract, see “Appendix II” later in this Prospectus.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. This Prospectus is a disclosure document and describes all of the contract’s material features, benefits, rights and obligations, as well as other information. The Prospectus should be read carefully before investing. Please feel free to speak with your financial professional, or call us, if you have any questions.

Other contracts

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, and have fees and charges, that are different from those in the contracts offered by this Prospectus. Not every contract we issue is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding our other annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of our annuity contracts.

Some selling broker-dealers may require you to elect certain features or options, including features or options that have an additional cost. Other broker-dealers may not require you to elect those features or options. You can contact us to find out more about the availability of any of our annuity contracts, features and options.

You should work with your financial professional to decide whether this contract is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

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Fee table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in “Charges and expenses” later in this Prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, request special services or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.(1)

Charges we deduct from your account value at the time you request certain transactions
Maximum withdrawal charge as a percentage of contributions withdrawn (deducted if you surrender your contract or make certain withdrawals or apply your cash value to certain payout options).	6.00%(2)

Charge for each additional transfer in excess of 12 transfers per contract year:(3)	Maximum Charge: $35 Current Charge: $0

Special services charges

• Wire transfer charge	Current and Maximum Charge:	$90

• Express mail charge	Current and Maximum Charge:	$35

• Duplicate contract charge	Current and Maximum Charge:	$35(5)

• Check preparation charge(4)	Maximum Charge Current Charge	$85 $0

• Charge for third-party transfer or exchange(4)	Maximum Charge Current Charge	$125 $65(5)

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying Trust portfolio fees and expenses.

Charges we deduct from your variable investment options (including the Segment Type Holding Accounts) expressed as an annual percentage of daily net assets
Separate account annual expenses:
Variable Investment Option fee(6)	1.15%
This fee does not apply to amounts held in a Segment.
Optional Separate Account Expenses:
Return of Premium Death Benefit charge(7)	0.20%
Total separate account annual expenses with highest optional separate account annual expenses	1.35%
Charges we deduct from Segments if you elect the optional Return of Premium Death Benefit, expressed as an annual percentage of the Segment Investment
Return of Premium Death Benefit charge(8)	0.20%

Adjustments for early surrender or withdrawal from a Segment
When calculation is made	Maximum amount that may be lost(9)
-10% Buffer
Segment Interim Value is applied on surrender or withdrawal from a Segment prior to its Segment Maturity Date	90% of Segment Investment

You also bear your proportionate share of all fees and expenses paid by a “portfolio” that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio’s net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio’s fees and expenses is contained in the Trust Prospectus for the portfolio.

Portfolio operating expenses expressed as an annual percentage of daily net assets
Total Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses)(10)	Lowest 0.71%	Highest 1.00%

(1)	The current tax charge that might be imposed varies by jurisdiction and currently ranges from 0% to 3.5%.

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(2)	Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge.

The withdrawal charge percentage we use is determined by the contract year in which you make the withdrawal, surrender your contract to receive its cash value, or surrender your contract to apply your cash value to a non-life contingent annuity payment option. For each contribution, we consider the contract year in which we receive that contribution to be “contract year 1”.

Contract Year
1	6.00%
2	6.00%
3	5.00%
4	5.00%
5	4.00%
6	3.00%
7+	0.00%

(3)

Currently, we do not charge for transfers among variable investment options under the contract. However, we reserve the right to charge for transfers in excess of 12 transfers per contract year. We will charge no more than $35 for each variable transfer at the time each transfer is processed. See “Transfer charge” in “Charges and expenses” later in this Prospectus. We will not count transfers from Segment Type Holding Accounts into Segments on a Segment Start Date, or the allocation of Segment Maturity Value on a Segment Maturity Date in calculating the number of transfers subject to this charge.

(4)	The charge will not exceed 2% of the amount disbursed or transferred.

(5)	This charge is currently waived. This waiver may be discontinued at any time, with or without notice.

(6)

On a non-guaranteed basis, we may waive any portion of the variable investment option fee as it applies to the EQ/Money Market variable investment option (including any amounts in the Segment Type Holding Accounts and dollar cap averaging account) to the extent that the fee exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the variable investment option fee, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See “Variable Investment Option fee” in “Charges and expenses” later in this Prospectus.

(7)

On a non-guaranteed basis, we may waive any portion of the Return of Premium Death Benefit charge as it applies to the EQ/Money Market variable investment option (including any amounts in the Segment Type Holding Accounts and dollar cap averaging account) to the extent that the charge exceeds the income distributed by the underlying EQ/Money Market Portfolio. This waiver is limited to the Return of Premium Death Benefit charge, and it is not a fee waiver or performance guarantee for the underlying EQ/Money Market Portfolio. See “Return of Premium Death Benefit charge” in “Charges and expenses” later in this Prospectus.

(8)

The Return of Premium Death Benefit charge is deducted from each Segment on the Segment Maturity Date as part of the Segment Rate of Return calculation. If the contract is surrendered or annuitized, a withdrawal is taken, or a death benefit is paid, on any date other than the Segment Maturity Date, we will deduct a pro rata portion of the charge from each Segment.

(9)

The actual amount of the Segment Interim Value is determined by a formula that depends on, among other things, the Segment Buffer and how the Index has performed since the Segment Start Date, as discussed in “Appendix III” later in this Prospectus. The maximum loss would occur if there is a total distribution for a Segment at a time when the Index price has declined to zero. For Annual Lock Segments, this is the maximum amount you could lose during each Annual Lock Period. The maximum loss for an Annual Lock Segment could be greater than 90%. If you surrender or cancel your contract, die or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date or Annual Lock Anniversary, any upside performance will be limited to a percentage lower than the Performance Cap Rate.

(10)	“Total Annual Portfolio Operating Expenses” may be based, in part, on estimated amounts of such expenses.

Examples

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). These examples do not reflect charges for any special service you may request. For a complete description of portfolio charges and expenses, please see the prospectuses for the Trust.

The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated.

The Dollar Cap Averaging Program is not covered by the fee table and examples. While there is no fee for using the Dollar Cap Averaging Program, any applicable variable investment option fee amount and withdrawal charges do apply to amounts residing in the dollar cap averaging account.

You can find examples illustrating the Structured Investment Option under “Structured Investment Option” in “Contract Features and Benefits.” Withdrawal charges, if any, also apply to the Structured Investment Option.

These examples should not be considered a representation of past or future expenses for any variable investment option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

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The example assumes that you invest $10,000 in the contract (and allocate the entire amount to the specified variable investment options and not to any Segments) for the time periods indicated and that your investment has a 5% return each year and you elected the Return of Premium Death Benefit. The example also assumes (i) the total annual expenses of the portfolios set forth in the previous tables; and (ii) there is no waiver of any withdrawal charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
EQ/BalancedStrategy	$846	$1,258	$1,696	$2,764	$246	$758	$1,296	$2,764
EQ/MoneyMarket	$816	$1,166	$1,543	$2,457	$216	$666	$1,143	$2,457

The example assumes that you invest $10,000 in the contract (and allocate the entire amount to the specified variable investment options and not to any Segments) for the time periods indicated and that your investment has a 5% return each year and you did not elect the Return of Premium Death Benefit. The example also assumes (i) the total annual expenses of the portfolios set forth in the previous tables; and (ii) there is no waiver of any withdrawal charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract at the end of the applicable time period
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
EQ/BalancedStrategy	$826	$1,196	$1,592	$2,557	$226	$696	$1,192	$2,557
EQ/MoneyMarket	$795	$1,104	$1,438	$2,244	$195	$604	$1,038	$2,244

Condensed financial information

Please see Appendix I at the end of this Prospectus for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2019.

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1. Risk factors

This section discusses risks associated with some features of the contract. See “Definition of key terms” earlier in this Prospectus and “Contract features and benefits” later in this Prospectus for more detailed explanations of terms associated with the Structured Investment Option.

•

There is a risk of a substantial loss of your principal because you agree to absorb all losses from the portion of any negative Index Performance Rate that exceeds the Segment Buffer on the Segment Maturity Date or Annual Lock Anniversary.

For Annual Lock Segments. The -10% Segment Buffer protects against the first 10% of loss each Annual Lock Period. If the Index Performance Rate declines by more than the Segment Buffer during an Annual Lock Period, you will lose an amount equal to 1% of your Segment Investment (if the decline occurs during the first Annual Lock Period and of your Annual Lock Anniversary Starting Amount thereafter) for every 1% that the Index Performance Rate declines below the Segment Buffer. This means that during an Annual Lock Period you could lose up to 90% of your Segment Investment (if the decline occurs during the first Annual Lock Period and of your Annual Lock Anniversary Starting Amount thereafter) with the -10% Segment Buffer. The cumulative result means that you could lose more than 90% of your principal in an Annual Lock Segment. Each time you roll over your Segment Maturity Value into a new Annual Lock Segment you are subject to the same risk of loss as described above.

For Standard and Step Up Segments. The -10% Segment Buffer protects your Segment Investment against the first 10% of loss. If the Index Performance Rate declines by more than the Segment Buffer, you will lose an amount equal to 1% of your Segment Investment for every 1% that the Index Performance Rate declines below the Segment Buffer. This means that you could lose up to 90% of your principal. Each time you roll over your Segment Maturity Value into a new Standard Segment you are subject to the same risk of loss as described above.

•

For Annual Lock Segments, your Annual Lock Yearly Rate of Return for any Segment is limited by its Performance Cap Rate, which could cause your Annual Lock Yearly Rate of Return and Segment Rate of Return to be lower than it would otherwise be if you invested in a mutual fund or exchange-traded fund designed to track the performance of the applicable Index. For Standard and Step Up Segments, your Segment Rate of Return is limited by its Performance Cap Rate, which could cause your Segment Rate of Return to be lower than it would otherwise be if you invested in a mutual fund or exchange-traded fund designed to track the performance of the applicable Index.

•	The Performance Cap Rate may limit your participation in any increases in the underlying Index associated with a Segment.

•	The Performance Cap Rate for the same Segment may be higher for owners who elect that Segment during their first Contract Year than for owners who are in their second or later Contract Year.

The Performance Cap Rate is a rate of return from the Segment Start Date to the Segment Maturity Date or from the Segment Start Date to the first Annual Lock Anniversary (and thereafter from each Annual Lock Anniversary to the next), NOT an annual rate of return, even if the Segment Duration is longer than one year.

•

The method we use in calculating your Segment Interim Value may result in an amount lower than your Segment Investment, even if the corresponding Index has experienced positive investment performance since the Segment Start Date. Also, this amount may be less than the amount you would receive had you held the investment until the Segment Maturity Date.

—

If you take a withdrawal, including required minimum distributions, and there is insufficient value in the variable investment options, the Segment Type Holding Accounts and the dollar cap averaging account, we will withdraw amounts from any active Segments in your contract. Amounts withdrawn from active Segments will be valued using the formula for calculating the Segment Interim Value and will reduce your Segment Investment.

—	If you die or cancel or surrender your contract before the Segment Maturity Date, we will pay the Segment Interim Value.

—

Any calculation of the Segment Interim Value will generally be affected by changes in both the volatility and level of the relevant Index, as well as interest rates. The calculation of the Segment Interim Value is linked to various factors, including the value of hypothetical fixed instruments and derivatives as described in “Appendix III” of this Prospectus. The Segment Interim Value will generally be negatively affected by increases in the expected volatility of index prices, interest rate increases, and by poor market performance. Prior to the Segment Maturity Date you will not receive the full potential of the Performance Cap since the participation in upside performance for early withdrawals is pro-rated based

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on the period those amounts were invested in a Segment or Annual Lock Period. Generally, you will not receive the full protection of the Segment Buffer prior to the Segment Maturity Date because the Segment Interim Value only reflects a portion of the downside protection expected to be provided on the Segment Maturity Date or Annual Lock Anniversary. As a Segment moves closer to the Segment Maturity Date or Annual Lock Anniversary, the Segment Interim Value would generally reflect higher realized gains of the Index performance or, in the case of negative performance, increased downside Segment Buffer protection. All other factors being equal, the Segment Interim Value would be lower the earlier a withdrawal or surrender is made during a Segment or Annual Lock Period. This means you participate to a lesser extent in upside performance and downside protection the earlier you take a withdrawal.

—

The Company’s decision to use investment rates, which are generally higher than swap rates, to calculate the Fair Value of Hypothetical Fixed Instruments component of the Segment Interim Value will result in a lower value for that component relative to using swap rates to calculate that component and, all other things being equal, will result in a lower recalculated Segment Investment if a partial withdrawal is taken from a Segment or a lower withdrawal amount if a full withdrawal is taken from a Segment.

•

You cannot transfer out of a Segment prior to its maturity to another investment option. You can only make withdrawals out of a Segment or surrender your contract. The amount you would receive would be calculated using the formula for the Segment Interim Value.

•	We may not offer new Segments of any or all Segment Types, so a Segment may not be available for you to transfer your Segment Maturity Value into after the Segment Maturity Date.

•

If a beneficiary elects the “5-year rule” under the Beneficiary continuation option (i.e., the entire account value must be fully withdrawn by the end of the calendar year which contains the fifth anniversary of the owner’s death), that beneficiary is not permitted to transfer any account value that is in a variable investment option into any 6-year Annual Lock Segment nor are they permitted to transfer any account value from a maturing Segment into any 6-year Annual Lock Segment. This generally means that such a beneficiary can only transfer account value to the variable investment options, unless they are at least 91 years old and younger than 97 years old and the next Segment Start Date is more than one year from the end of the calendar year which contains the fifth anniversary of your death.

•	The 1-year Standard Segments are only available if you are at least 91 years old and younger than 97 years old.

Once the next Segment Start Date is less than six years from your contract’s maturity date you can only invest in 1-year Segments (and the iShares® MSCI EAFE EFT is not available). Once you are 97 years old, you can no longer invest in new Segments.

•

We have the right to substitute an alternative Index prior to Segment Maturity if the publication of one or more Indices is discontinued or at our sole discretion we determine that our use of such Indices should be discontinued or if the calculation of one or more of the Indices is substantially changed. If we substitute an index for an existing Segment, we would not change the Segment Buffer or Performance Cap Rate. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced Index.

•

If a Segment cannot be matured until after the scheduled Segment Start Date, we may create new Segments of Segment Types that utilize unaffected Indices on the scheduled Segment Start Date. This may occur if the Segment Maturity Date for a Segment is delayed more than once because the value for the relevant underlying Index of the Segment is not published on the designated Segment Maturity Date. If your instructions include an allocation from a Segment whose Segment Maturity Date has been delayed to a new Segment whose underlying Index is unaffected, we will not be able to transfer that portion of your Segment Maturity Value from the affected Segment to the unaffected Segment. We will use reasonable efforts to allocate your Segment Maturity Value in accordance with your instructions, which may include holding amounts in Segment Type Holding Accounts until the next Segment Start Date.

•	The amounts held in a Segment Type Holding Account may earn a return that is less than the return you might have earned if those amounts were held in another variable investment option.

•	Step Up Segments will generally have lower Performance Cap Rates than Standard Segments with the same Index, Segment Duration and Segment Buffer.

•	The value of your variable investment options will fluctuate and you could lose some or all of your account value.

•	The level of risk you bear and your potential investment performance will differ depending on the investments you choose.

•	If your account value falls below the applicable minimum account size as a result of a withdrawal, the contract will terminate.

•

If you surrender your contract, any applicable withdrawal charge is calculated as a percentage of contributions, not account value. It is possible that the percentage of account value withdrawn could exceed

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the applicable withdrawal charge percentage. For example, assume you make a onetime contribution of $1,000 at contract issue. If your account value is $800 in contract year 3 and you surrender your contract, a withdrawal charge percentage of 5% is applied. The withdrawal charge would be $50 (5% of the $1,000 contribution). This is a 6.25% reduction of your account value, which results in a cash value of $750 paid to you.

•

No company other than us has any legal responsibility to pay amounts that the Company owes under the contract. An owner should look to the financial strength of the Company for its claims-paying ability.

•

The Segments track the performance of an Index. By investing in the Structured Investment Option, you are not actually invested in an Index, an exchange-traded fund that tracks an index, or any underlying securities.

•

Your Segment Maturity Value is subject to application of the Performance Cap Rate and the Segment Buffer. For Standard Segments and Step Up Segments, your Segment Maturity Value is not affected by the price of the Index on any date between the Segment Start Date and the Segment Maturity Date. For Annual Lock Segments, your Annual Lock Anniversary Ending Amount is not affected by the price of the Index on any date between the Segment Start Date and the first Annual Lock Anniversary (and thereafter from each Annual Lock Anniversary to the next).

•

As an investor in the Segment, you will not have voting rights or rights to receive cash dividends or other distributions or other rights that holders of the shares of the funds or holders of securities comprising the indices would have.

•	Values of securities can fluctuate, and sometimes wildly fluctuate, in response to changes in the financial condition of a company as well as general market, economic or political conditions.

—

Foreign securities involve risks not associated with U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values. There are greater risks involved with investments linked to emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

•	If you invest in a Segment that provides performance tied to the performance of the iShares® MSCI EAFE ETF, you should consider the following:

—	The performance of the iShares® MSCI EAFE ETF may not replicate the performance of, and may underperform the MSCI EAFE Index (the “underlying Index”). The price of the iShares® MSCI EAFE ETF will reflect expenses and fees that will reduce its relative performance. Moreover, it is also possible that the iShares® MSCI EAFE ETF may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the underlying Index. Because the return on your Segment Investment (subject to the Performance Cap and downside Segment Buffer protection) is linked to the performance of the iShares® MSCI EAFE ETF and not the underlying Index, the return on your Segment Investment may be less than that of an alternative investment linked directly to the underlying Index or the components of the underlying Index.

—	The investment objective and strategies of the iShares® MSCI EAFE ETF are potentially subject to change.

—	The iShares® MSCI EAFE ETF invests in foreign securities.

•	Past performance of an Index is not an indication of its future performance.

•

You cannot terminate the Return of Premium Death Benefit once you elect it. This means that you cannot avoid paying the charge for the Return of Premium Death Benefit even if you no longer want or need the protection offered by the Return of Premium Death Benefit. This also means you cannot avoid paying the charge when the account value is higher than your adjusted contributions.

•

If you elect the Return of Premium Death Benefit, then you cannot make contributions to the contract once the oldest living Reference Life reaches age 76 (or the first contract date anniversary if later). This means that you will not be able to increase the Return of Premium Death Benefit amount after this date.

•

If the owner of the contract is changed, the original owner(s) will remain as the Reference Life (Reference Lives) for the Return of Premium Death Benefit. This means that if the new owner dies before the Reference Life (Reference Lives), the Return of Premium Death Benefit is not payable. Also, the Return of Premium Death Benefit is not payable if the new owner elects an annuity payout option, which terminates the benefit.

•	If you elect the Return of Premium Death Benefit and subsequently divorce:

—	if a portion of the account value is withdrawn due to divorce, the value of your Return of Premium Death Benefit will be reduced by an amount that may be more than the amount withdrawn;

—	the sole Reference Life for this death benefit will not change even if the ownership does which may result in the beneficiary (or beneficiaries) not receiving the Return of Premium Death Benefit; and

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—

the joint Reference Lives will not change unless one ex-spouse is awarded sole ownership of the contract and all necessary documentation is provided to change the ownership of the contract to that ex-spouse before either one of the joint Reference Lives dies which may result in the beneficiary (or beneficiaries) not receiving the Return of Premium Death Benefit.

•

Because of the way Segment Rate of Return is calculated for Step Up Segments, when the Index Performance Rate is near zero, a very small difference in the Index of Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, if the Performance Cap Rate is 8.00% and the Index Performance Rate is 0.00% on the Segment Maturity Date, the Segment Rate of Return would be 8.00%. However, if the Index Performance Rate had instead been -0.01% on the Segment Maturity Date the Segment Rate of Return would be 0.00%.

COVID-19

The outbreak of the novel coronavirus known as COVID-19 was declared a pandemic by the World Health Organization in March 2020. Equity and financial markets have experienced increased volatility and negative returns, and interest rates have declined due to the COVID-19 pandemic and other market factors. Such events can adversely impact us and our operations. Management believes the Company is taking appropriate actions to mitigate the negative impact to our business and operations. However, the full impact of COVID-19 is unknown and cannot be reasonably estimated or predicted at this time as these events are still developing.

Moreover, these market conditions have impacted the performance of the Indices to which Segments are linked, as well as the funds underlying the variable investment options. If these market conditions continue, and depending on your individual circumstances (e.g., your selected investment options and the timing of any contributions, transfers, or withdrawals), you may experience (perhaps significant) negative returns under the contract. The duration of the COVID-19 pandemic, and the future impact that the pandemic may have on the financial markets and global economy, cannot be foreseen, however. You should consult with a financial professional about how the COVID-19 pandemic and the recent market conditions may impact your future investment decisions related to the contract, such as purchasing the contract or making contributions, transfers, or withdrawals, based on your individual circumstances.

Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyber-attacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyber-attacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even if our workforce and employees of our service providers and/or third party administrators were able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions. Cybersecurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

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2. How to reach us

Please communicate with us at the mailing addresses listed below for the purposes described. You can also use our Online Account Access system to access information about your account and to complete certain requests through the Internet. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:

For correspondence with checks:

For contributions sent by regular mail:

Retirement Service Solutions

P.O. Box 1577

Secaucus, NJ 07096-1577

For contributions sent by express delivery:

Retirement Service Solutions

500 Plaza Drive, 6th Floor

Secaucus, NJ 07094

For correspondence without checks:

For all other communications (e.g., requests for transfers, withdrawals, or required notices) sent by regular mail:

Retirement Service Solutions

P.O. Box 1547

Secaucus, NJ 07096-1547

For all other communications (e.g., requests for transfers, withdrawals, or required notices) sent by express delivery:

Retirement Service Solutions

500 Plaza Drive, 6th Floor

Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.

Reports we provide:

•

written confirmation of financial transactions and certain non-financial transactions, including when money is transferred into a Segment from a Segment Type Holding Account; when money is not transferred from a Segment Type Holding Account into a Segment on a Segment Start Date for any reason; when a Segment matures; or when you change your current instructions; and

•	at the close of each calendar quarter and statement of your contract values at the close of each calendar year.

See “Definition of key terms” earlier in this Prospectus for a more detailed explanation of terms associated with the Structured Investment Option.

Online Account Access system:

Online Account Access is designed to provide you with up-to-date information through the Internet. You can obtain information on:

•	your current account value;

•	your current allocation percentages;

•	your instructions on file for allocating the Segment Maturity Value on the Segment Maturity Date;

•	the number of units you have in the variable investment options and the Segment Type Holding Accounts;

•	the daily unit values for the variable investment options and the Segment Type Holding Accounts; and

•	performance information regarding the variable investment options.

You can also:

•	change your allocation percentages and/or transfer among the variable investment options (not available for transfers to Segment Type Holding Accounts);

•	change your password;

•	elect to receive certain contract statements electronically;

•	change your address; and

•	access “Frequently Asked Questions” and certain service forms.

Online Account Access is normally available seven days a week, 24 hours a day. You may use Online Account Access by visiting our website at www.equitable.com and clicking on Online Account Access. Of course, for reasons beyond our control, this service may sometimes be unavailable.

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We have established procedures to reasonably confirm that the instructions communicated through the Internet are genuine. For example, we will require certain personal identification information before we will act on Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to this service if we determine that you engaged in a disruptive transfer activity such as “market timing” (see “Disruptive transfer activity” in “Transferring your money among investment options” later in this Prospectus).

Customer service representative:

You may also use our toll-free number (1-877-899-3743) to speak with one of our customer service representatives. Our customer service representatives are available on the following business days.

•	Monday through Thursday from 8:30 a.m. until 7:00 p.m., Eastern time.

•	Friday from 8:30 a.m. until 5:30 p.m., Eastern time.

We require that the following types of communications be on specific forms we provide for that purpose:

(1)	authorization for transfers, including transfers of your Segment Maturity Value on a Segment Maturity Date, by your financial professional;

(2)	conversion of a traditional IRA to a Roth IRA contract;

(3)	tax withholding elections (see withdrawal request form);

(4)	election of the beneficiary continuation option;

(5)	election of a predetermined form of death benefit payout;

(6)	IRA contribution recharacterizations;

(7)	Section 1035 exchanges;

(8)	direct transfers and specified direct rollovers;

(9)	death claims;

(10)	change in ownership (NQ only, if available under your contract);

(11)	purchase by, or change of ownership to, a non-natural owner;

(12)	requests to transfer, re-allocate, make subsequent contributions and change your future allocations (except that certain transactions may be permitted through the Online Account Access systems);
(13)	providing instructions for allocating the Segment Maturity Value on the Segment Maturity Date;

(14)	requests for withdrawals, including withdrawals of the Segment Maturity Value on the Segment Maturity Date; and

(15)	requests for contract surrender.

To cancel or change any of the following, we require written notification generally at least seven calendar days before the next scheduled transaction:

(1)	instructions on file for allocating the Segment Maturity Value on the Segment Maturity Date; and

(2)	instructions to withdraw your Segment Maturity Value on the Segment Maturity Date.

We also have specific forms that we recommend you use for the following types of requests:

(1)	beneficiary changes; and

(2)	dollar cap averaging.

To cancel or change any of the following, we require written notification generally at least seven calendar days before the next scheduled transaction:

(1)	the date annuity payments are to begin; and

(2)	dollar cap averaging.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take. Some requests may be completed online; you can use our Online Account Access system to contact us and to complete such requests through the Internet. In the future, we may require that certain requests be completed online.

Signatures:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, both must sign.

eDelivery:

You can register to receive statements and other documents electronically. You can do so by visiting our website at www.equitable.com.

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3. Contract features and benefits

How you can purchase and contribute to your contract

You may purchase a contract by making payments to us that we call “contributions.” We can refuse to accept any contribution from you at any time, including after you purchase the contract. We require a minimum contribution amount for each type of contract purchased. Maximum contribution limitations also apply. The following table summarizes our current rules regarding contributions to your contract, which rules are subject to change. For a traditional IRA contract, your initial contribution must be a direct transfer from another traditional IRA or a rollover from an eligible retirement plan (including another traditional IRA). For a Roth IRA contract, your initial contribution must be a direct transfer from another Roth IRA or a rollover from an eligible retirement plan including traditional IRA or another Roth IRA. For a QP contract, your initial contribution and any subsequent contributions must be a direct transfer from other investments within an existing qualified plan trust. Both the owner and annuitant named in the contract must meet the issue age requirements shown in the table, and contributions are based on the age of the older of the original owner and annuitant. Subsequent contributions may not be permitted in your state. Please see Appendix II later in this Prospectus for any applicable state variations.

We reserve the right to change our current limitations on your contributions and to discontinue acceptance of contributions.

We currently do not accept any contribution if (i) the aggregate contributions under one or more Structured Capital Strategies® contracts with the same owner or annuitant would then total more than $1,500,000; or (ii) the aggregate contributions under all our annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on certain criteria we determine, including issue age, aggregate contributions, variable investment option allocations and selling broker-dealer compensation. These and other contribution limitations may not be applicable in your state. Please see Appendix II later in this Prospectus for more information on state variations.

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to:

•	Change our contribution requirements and limitations and our transfer rules, including to:

—	increase or decrease our minimum contribution requirements and increase or decrease our maximum contribution limitations;

—	discontinue the acceptance of subsequent contributions to the contract;

—	discontinue the acceptance of subsequent contributions and/or transfers into one or more of the variable investment options; and

—	discontinue the acceptance of subsequent contributions and/or transfers into one or more of the Segment Type Holding Accounts or the Segments.

•	Further limit the number of Segment Type Holding Accounts and Segments you may invest in at any one time.

•	Limit or terminate new contributions or transfers to any variable investment option, Segment Type Holding Account or Segment (“investment options”).

We reserve the right in our sole discretion to discontinue the acceptance of, and/or place additional limitations on contributions and transfers into certain investment options, including any or all of the Segment Types. If we exercise this right, your ability to invest in your contract, increase your account value and, consequently, increase your account value death benefit, or Return of Premium Death Benefit, if elected, will be limited.

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Contract type	Available for owner and annuitant issue ages	Minimum contributions	Source of contributions	Additional limitations on contributions to your contract(1)
NQ	0 through 85	• $25,000 (initial) • $500 (subsequent)	• After-tax money. • Paid to us by check or transfer of contract value in a tax deferred exchange under Section 1035 of the Internal Revenue Code.

•   You may make subsequent contributions to the contract until the later of the older of the original annuitant’s (if applicable) or owner’s (or older original joint owner’s if applicable) attained age 86 (76 if you have elected the Return of Premium Death Benefit) or the first contract date anniversary.

Traditional IRA	0 through 85	• $25,000 (initial) • $50 (subsequent)

•   Eligible rollover distributions from 403(b) plans, qualified plans and governmental employer 457(b) plans.

•   Rollovers from another traditional individual retirement arrangement.

•   Direct custodian-to- custodian transfers from another traditional individual retirement arrangement.

•   Regular IRA contributions.

•   Additional catch-up contributions.

•   You may make subsequent contributions to the contract until the later of the older of the original annuitant’s (if applicable) or owner’s (or older original joint owner’s if applicable) attained age 86 (76 if you have elected the Return of Premium Death Benefit) or the first contract date anniversary.

•   You may make rollover or direct transfer contributions to the contract until the later of the older of the original annuitant’s (if applicable) or owner’s (or older original joint owner’s if applicable) attained age 86 (76 if you have elected the Return of Premium Death Benefit) or the first contract date anniversary.

•   Contributions made after lifetime required minimum distributions must start must be net of any required minimum distributions.

•   Although we accept regular IRA contributions (limited to $6,000 per calendar year) under traditional IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.

•   Subsequent catch-up contributions of up to $1,000 per calendar year where the owner is at least age 50 at any time during the calendar year for which the contribution is made.

(1)

Subsequent contributions may not be permitted under certain conditions in your state. Please see Appendix II later in this Prospectus for more information on contribution limitations in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into any investment option at any time.

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Contract type	Available for owner and annuitant issue ages	Minimum contributions	Source of contributions	Additional limitations on contributions to your contract(1)
Roth IRA	0 through 85	• $25,000 (initial) • $50 (subsequent)

•   Rollovers from another Roth IRA.

•   Rollovers from a designated Roth contribution account under specified retirement plans.

•   Conversion rollovers from a traditional IRA or other eligible retirement plan.

•   Direct custodian-to-custodian transfers from another Roth individual retirement arrangement.

•   Regular Roth IRA contributions.

•   Additional catch-up contributions.

•   You may make subsequent contributions to the contract until the later of the older of the original annuitant’s (if applicable) or owner’s (or older original joint owner’s if applicable) attained age 86 (76 if you have elected the Return of Premium Death Benefit) or the first contract date anniversary.

•   You may make rollover or direct transfer contributions to the contract until the later of the older of the original annuitant’s (if applicable) or owner’s (or older original joint owner’s if applicable) attained age 86 (76 if you have elected the Return of Premium Death Benefit) or the first contract date anniversary.

•   Conversion rollovers after lifetime required minimum distributions must start must be net of required minimum distributions for the traditional IRA or other eligible retirement plan that is the source of the conversion rollover.

•   Although we accept Roth IRA contributions (limited to $6,000 per calendar year) under Roth IRA contracts, we intend that the contract be used primarily for rollover and direct transfer contributions.

•   Subsequent catch-up contributions of up to $1,000 per calendar year where the owner is at least 50 at any time during the calendar year for which the contribution is made.

QP (defined benefit and defined contribution)	20-75	• $25,000 (initial) • $500 (subsequent)	• Only transfer contributions from other investments within an existing qualified plan trust. • The plan must be qualified under Section 401(a) of the Internal Revenue Code.

•   For 401(k) plans, transferred contributions may not include any after-tax contributions, including designated Roth contributions.

•   We do not accept contributions directly from the employer.

•   We reserve the right to limit aggregate contributions made each contract year after the first contract year to 100% of the first contract year contributions.

(1)

Subsequent contributions may not be permitted under certain conditions in your state. Please see Appendix II later in this Prospectus for more information on contribution limitations in your state. In addition to the limitations described here, we also reserve the right to refuse to accept any contribution under the contract at any time or change our contribution limits and requirements. We further reserve the right to discontinue the acceptance of, or place additional limitations on, contributions to the contract or contributions and/or transfers into any investment option at any time.

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Owner and annuitant requirements

Under NQ contracts, the annuitant can be different from the owner. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner. We reserve the right to prohibit availability of this contract to any non-natural owner.

Owners which are not individuals may be required to complete the appropriate Form W-8 describing the entity type to avoid 30% FATCA withholding from U.S.-source income.

For NQ contracts (with a single owner, joint owners, or a non-natural owner) we permit the naming of joint annuitants only when the contract is purchased through an exchange that is intended not to be taxable under Section 1035 of the Internal Revenue Code and only where the joint annuitants are spouses.

Under all IRA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant.

For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for single owner contracts, the surviving spouse must be the sole primary beneficiary. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules. Certain same-sex civil union and domestic partners may not be eligible for tax benefits under federal law and may be required to take post-death distributions.

In general, we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act in your state.

Under QP contracts, the owner must be the qualified plan trust and the annuitant must be the plan participant/employee. See Appendix VI later in this Prospectus for more information on QP contracts.

In certain states, where QP contracts are not available, we permit defined benefit and defined contribution plan trusts to use pooled plan assets to purchase NQ contracts. See “Appendix VI: Purchase considerations for defined benefit and defined contribution plans” later in this Prospectus.

In this Prospectus, when we use the terms owner and joint owner, we intend these to be references to annuitant and joint annuitant, respectively, if the contract has a non-natural owner. Unless otherwise stated, if the contract is jointly owned or is issued to a non-natural owner, benefits are based on the age of the older joint owner or older joint annuitant, as applicable.

Purchase considerations for a charitable remainder trust

If you are purchasing the contract to fund a charitable remainder trust and allocate any account value to the Structured Investment Option, you should strongly consider “split-funding”: that is the trust holds investments in addition to this Structured Capital Strategies® contract. Charitable remainder trusts are required to make specific distributions. The charitable remainder trust annual distribution requirement may be equal to a percentage of the donated amount or a percentage of the current value of the donated amount. If your Structured Capital Strategies® contract is the only source for such distributions, you may need to take withdrawals from Segments before their Segment Maturity Dates. See the discussion of the Structured Investment Option later in this section.

How you can make your contributions

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to us. We may also apply contributions made for NQ contracts, pursuant to an intended Section 1035 tax-free exchange or for IRA contracts, pursuant to a direct transfer. For a traditional IRA contract, your initial contribution must be a direct transfer from another traditional IRA or a rollover from an eligible retirement plan (including a traditional IRA). For a Roth IRA contract, your initial contribution must be a direct transfer from another Roth IRA or a rollover from an eligible retirement plan including a traditional IRA or another Roth IRA. For QP contracts, all contributions must be transfers from another investment within an existing qualified plan trust. We do not accept starter checks or travelers’ checks. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form or not in accordance with our administrative procedures.

For your convenience, we will accept initial and subsequent contributions by wire transmittal from certain broker-dealers who have agreements with us for this purpose, including circumstances under which such contributions are considered received by us when your order is taken by such broker-dealers. These methods of payment are discussed in detail in “More information” later in this Prospectus.

If your contract is sold by a financial professional of Equitable Advisors, Equitable Advisors will direct us to hold your initial contribution, whether received via check or wire, in a non-interest bearing “Special Bank Account for the Exclusive Benefit of Customers” while Equitable Advisors ensures your application is complete and that suitability standards are met. Equitable Advisors will either complete this process or instruct us to return your contribution to you within the time requirements set by applicable rules of the Financial Industry Regulatory Authority (“FINRA”). Upon timely and successful completion of this review, Equitable Advisors will instruct us to transfer your contribution into our non-interest bearing suspense account and transmit your application to us, so that we can consider your application for processing. If the period for obtaining this information extends through a Segment Start Date, your initial investment will not be allocated to new Segments until the next Segment Start Date.

If your application is in good order when we receive it from Equitable Advisors for application processing purposes, your contribution will be applied within two business days. If any information we require to issue your contract is missing or unclear, we will hold your contribution while we try to obtain

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this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you, unless you or your financial professional acting on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information. If the period for obtaining this information extends through a Segment Start Date, your initial investment will not be allocated to new Segments until the next Segment Start Date.

If your financial professional is with a selling broker-dealer other than Equitable Advisors, your initial contribution must generally be accompanied by a completed application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you or your financial professional on your behalf, specifically direct us to keep your contribution until we receive the required information. The contribution will be applied as of the date we receive the missing information. If the period for obtaining this information extends through a Segment Start Date, your initial investment will not be allocated to new Segments until the next Segment Start Date.

Allocating your contributions

Your allocation instructions determine how your contributions are allocated, which may be among one or more of the investment options. The current maximum number of Segments that may be active in your contract at any time is 136. The maximum number of active Segments we allow at any one time may change and, in the future, it may be lower than the current number disclosed herein. If a transfer from a Segment Type Holding Account into a Segment will cause a contract to exceed that limit, such transfers will be defaulted to the EQ/Money Market variable investment option. If there are multiple Segments scheduled to be established on a Segment Start Date, new Segments will be established in the order of those that would have the largest initial Segment Investment first until the limit is reached. Any remaining amount that is not transferred into a Segment will then be defaulted to the EQ/Money Market variable investment option. We will notify you that your allocation instructions have exceeded the maximum number of Segments and request new instructions when the proceeds are defaulted into the EQ/Money Market Account. Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Once your contributions are allocated to the investment options they become part of your account value. Subsequent contributions are allocated according to instructions on file unless you provide new instructions. We discuss account value in “Determining your contract’s value” later in this Prospectus.

The contract is between you and the Company. The contract is not an investment advisory account, and the Company is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. Your Equitable Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract.

What are your investment options under the contract?

Your investment options are the variable investment options, the Segments comprising the Structured Investment Option and the Dollar Cap Averaging Program. The term variable investment options includes the Segment Type Holding Accounts unless otherwise noted. The Segment Type Holding Accounts are part of the EQ/Money Market variable investment option. The Structured Investment Option and the Segment Type Holding Accounts are discussed later in this section under “Structured Investment Option.” The Dollar Cap Averaging Program invests in the dollar cap averaging account, which is part of the EQ/Money Market variable investment option. See “Dollar Cap Averaging Program” later in this section for more information.

Variable investment options

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. Because the variable investment options are not Segments, they are not subject to any Segment Buffer. You can lose all of your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives, and their sub-advisers. We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers into any of the variable investment options and to limit the number of variable investment options you may elect.

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Portfolios of the Trust

We offer an affiliated Trust, which in turn offers one or more Portfolios. Equitable Investment Management Group, LLC (“Equitable IMG”), formerly AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of the Company, serves as the investment adviser of the Portfolios of EQ Advisors Trust. For some Portfolios, Equitable IMG has entered into sub-advisory agreements with one or more other investment advisers (the “sub-advisers”) to carry out investment decisions for the Portfolios. As such, among other responsibilities, Equitable IMG oversees the activities of the sub-advisers with respect to the Trust and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that Equitable Advisors and Equitable Distributors directly or indirectly receive 12b-1 fees from the Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios’ average daily net assets. The Portfolios’ sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers’ respective Portfolios. In addition, Equitable IMG receives management fees and administrative fees in connection with the services it provides to the Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios’ prospectuses for more information.) These fees and payments, as well as the Portfolios’ investment management fees and administrative expenses, will reduce the underlying Portfolios’ investment returns. The Company and/or its affiliates may profit from these fees and payments. The Company considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

The EQ/Balanced Strategy Portfolio invests in other affiliated Portfolios (the “EQ Fund of Fund Portfolio”). The EQ Fund of Fund Portfolio offers contract owners a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the EQ Fund of Fund Portfolio by Equitable IMG. Equitable Advisors, an affiliated broker-dealer of the Company, may promote the benefits of such Portfolio to contract owners and/or suggest that contract owners consider whether allocating some or all of their account value to such Portfolio is consistent with their desired investment objectives. In doing so, the Company, and/or its affiliates, may be subject to conflicts of interest insofar as the Company may derive greater revenues from the EQ Fund of Fund Portfolio than certain other Portfolios available to you under your contract. Please see “Allocating your contributions” later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the EQ Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by Equitable IMG (the “EQ volatility management strategy”) and, in addition, certain EQ Fund of Fund Portfolios may invest in affiliated Portfolios that utilize this strategy. The EQ volatility management strategy employs various volatility management techniques, such as the use of ETFs or futures and options, to reduce the Portfolio’s equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the EQ volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio’s exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio’s participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified below in the chart by a “✓” under the column entitled “Volatility Management.”

Asset Transfer Program.  Portfolio allocations in certain of our variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical formulas to move account value between the EQ/Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

(a)

By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio’s investment performance and the ability of the sub-adviser to fully implement the Portfolio’s investment strategy could be negatively affected; and

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(b)

By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the EQ/Ultra Conservative Strategy Portfolio investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

EQ Advisors Trust (Class IB Shares) Portfolio Name	Objective	Investment Adviser (and Sub-Adviser(s), as applicable	Volatility Management
EQ/BALANCED STRATEGY	Seeks long-term capital appreciation and current income.	• Equitable Investment Management Group, LLC	✓
EQ/MONEY MARKET	Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.	• BNY Mellon Investment Adviser, Inc. • Equitable Investment Management Group, LLC

You should consider the investment objectives, risks and charges and expenses of the portfolios carefully before investing. The prospectuses for the Trust contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of the Trust prospectuses that do not accompany this Prospectus, you may call one of our customer service representatives at 1-877-899-3743.

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Structured Investment Option

The Structured Investment Option consists of a number of Segment Types, each of which provides a rate of return tied to the performance of a specified Securities Index or exchange-traded fund. You generally have the opportunity to invest in any of the Segment Types described below, subject to the requirements, limitations and procedures disclosed in this section. You participate in the performance of an Index by investing in the corresponding Segment. Investments in Segments are not investments in underlying mutual funds; Segments are not “index funds.”

Segment Types

You can only invest in Annual Lock Segment Types until the next Segment Start Date is less than six years from your maturity date and thereafter you can only invest in Standard Segment Types. We are not obligated to offer any one particular Segment Type. Also, we are not obligated to offer any Segment Types. Each investment in a Segment Type that starts on a particular Segment Start Date is referred to as a Segment.

A Segment Type refers to all Standard Segments or Annual Lock Segments that have the same Index, Segment Duration, and Segment Buffer. Each Segment Type has a corresponding Segment Type Holding Account. Please refer to the “Definitions of key terms” section earlier in this Prospectus for a discussion of these terms.

The following chart lists the current Annual Lock Segment Types:

Index	Segment Duration	Annual Buffer	Minimum Performance Cap Rate
S&P 500 Price Return Index Annual Lock	6 year	-10%	2%
Russell 2000® Price Return Index Annual Lock	6 year	-10%	2%
iShares® MSCI EAFE ETF Annual Lock	6 year	-10%	2%

The following chart lists the current Step Up Segment Types:

Index	Segment Duration	Segment Buffer	Minimum Performance Cap Rate
S&P 500 Price Return Index	1 year	-10%	2%
Russell 2000® Price Return Index	1 year	-10%	2%
iShares® MSCI EAFE ETF	1 year	-10%	2%

The following chart lists the current Standard Segment Types*

Index	Segment Duration	Segment Buffer	Minimum Performance Cap Rate
S&P 500 Price Return Index	1 year	-10%	2%
Russell 2000® Price Return Index	1 year	-10%	2%

*	Standard Segments have limited availability (see “Segment Participation Requirements” later in this section for more information)

The Indices are described in more detail below, under the heading “Indices.”

Annual Lock Segment example:  For the S&P 500 Price Return Index Annual Lock/6 year annual lock/-10% Segment Type, a Segment could be established as S&P 500 Price Return Index Annual Lock/6 year annual lock/-10% with a 10% Performance Cap Rate. This means that you will participate in the performance of the S&P 500 Price Return Index for six one-year periods starting from the Segment Start Date. If the Index performs positively during an Annual Lock Period, your Rate of Return could be as much as 10% for that Annual Lock Period. If the Index performs negatively during an Annual Lock Period, at that Annual Lock Anniversary you will be protected from the first 10% of the Index’s decline. If the Index performance is between -10% and 0% for that Annual Lock Period, your Annual Lock Anniversary Ending Amount on that Annual Lock Anniversary will be equal to the Annual Lock Anniversary Starting Amount (or Segment Investment for the first Annual Lock Period).

Step Up Segment example:  For the S&P 500 Price Return Index Step Up/1 year/-10% Segment Type, a Segment could be established as S&P 500 Price Return Index Step Up/1 year/-10% with a 9% Performance Cap Rate. This means that you will participate in the performance of the S&P 500 Price Return Index for one year starting from the Segment Start Date. If the Index performs positively or equal to zero during this period, your Segment Rate of Return would be 9% for that Segment Duration. If the Index performs negatively during this period, at maturity you will be protected from the first 10% of the Index’s decline. If the Index performance is between -10% and 0%, your Segment Maturity Value on the Segment Maturity Date will be equal to your Segment Investment.

Step Up Segments will generally have lower Performance Cap Rates than Standard Segments with the same Index, Segment Duration and Segment Buffer. This is because the Segment Rate of Return for Step Up Segments is equal to the Performance Cap Rate for certain lower returns.

Standard Segment example:  For the S&P 500 Price Return Index/1 year/-10% Segment Type, a Segment could be established as S&P 500 Price Return Index/1 year/ -10% with a 10% Performance Cap Rate. This means that you will participate in the performance of the S&P 500 Price Return Index for one year starting from the Segment Start Date. If the Index performs positively during this period, your Segment Rate of Return could be as much as 10% for that Segment Duration. If the Index performs negatively during this period, at

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maturity you will be protected from the first 10% of the Index’s decline. If the Index performance is between -10% and 0%, your Segment Maturity Value on the Segment Maturity Date will be equal to your Segment Investment.

Both the Performance Cap Rate and the Segment Rate of Return are rates of return from the Segment Start Date to the Segment Maturity Date (or from the Segment Start Date to the first Annual Lock Anniversary and thereafter from each Annual Lock Anniversary to the next for Annual Lock Segments), NOT annual rates of return, even if the Segment Duration is longer than one year. Therefore the Index Performance Rate is also not an annual rate. The performance of the Index, the Performance Cap Rate and the Segment Buffer are all measured from the Segment Start Date to the Segment Maturity Date (or from the Segment Start Date to the first Annual Lock Anniversary and thereafter from each Annual Lock Anniversary to the next for Annual Lock Segments), and the Performance Cap Rate and Segment Buffer apply if you hold the Segment until the Segment Maturity Date (or from the Segment Start Date to the first Annual Lock Anniversary and thereafter from each Annual Lock Anniversary to the next for Annual Lock Segments). If you surrender or cancel your contract, die or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date (or Annual Lock Anniversary for Annual Lock Segments), and any upside performance will be limited to a percentage lower than the Performance Cap Rate. Please see “Your contract’s value in the Structured Investment Option” in “Determining your contract’s value” later in this Prospectus. A partial withdrawal from a Segment does not affect the Performance Cap Rate and Segment Buffer that apply to any remaining amounts that are held in the Segment through the Segment Maturity Date (or from the Segment Start Date to the first Annual Lock Anniversary and thereafter from each Annual Lock Anniversary to the next for Annual Lock Segments).

We reserve the right to offer any or all Segment Types more or less frequently or to stop offering any or all of them or to suspend offering any or all of them temporarily for some or all contracts. Please see “Suspension, termination and changes to Segment Types” later in this section. All Segment Types may not be available in all states. We may also add Segment Types in the future.

We may limit the total number of Segments that may be active on a contract at any time.

Indices

Each Segment Type references an Index that determines the performance of its associated Segments. We currently offer Segment Types based on the performance of (1) securities indices or (2) exchange-traded funds. Throughout this Prospectus, we refer to these indices and exchange-traded funds using the term “Index” or, collectively, “Indices.” Not all Indices may be available under your contract. Please see “Appendix II: State contract availability and/or variations of certain features and benefits” later in this Prospectus.

Securities Indices.  The following Securities Indices are currently available:

S&P 500 Price Return Index.  The S&P 500 Price Return Index was established by Standard & Poor’s. The S&P 500 Price Return Index includes 500 leading companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities. The S&P 500 Price Return Index does not include dividends declared by any of the companies included in this Index.

Russell 2000® Price Return Index.  The Russell 2000® Price Return Index was established by Russell Investments. The Russell 2000® Price Return Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Price Return Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000® Price Return Index does not include dividends declared by any of the companies included in this Index.

Exchange-Traded Funds.  The following exchange-traded funds are currently available:

iShares® MSCI EAFE ETF.  The iShares® MSCI EAFE ETF seeks investment results that correspond generally to the performance of the MSCI EAFE Index, which is the underlying index. The underlying index is composed of large and mid-capitalization developed market equities including Europe, Australasia and the Far East and excluding the United States and Canada. The iShares® MSCI EAFE ETF is an exchange traded fund. The price of the iShares® MSCI EAFE ETF will reflect expenses and fees that will reduce its relative performance. Moreover, it is also possible that the iShares® MSCI EAFE ETF may not fully replicate the performance of the underlying index, may underperform the underlying index, or may, in certain circumstances, diverge significantly from the performance of the underlying index. Because the return on your Segment Investment (subject to the Performance Cap and downside Segment Buffer protection) is linked to the performance of the iShares® MSCI EAFE ETF and not the underlying index, the return on your Segment Investment may be less than that of an alternative investment linked directly to the underlying index or the components of the underlying index. The investment performance of the iShares® MSCI EAFE ETF Segment is only based on the closing share price of the Index Fund. The iShares® MSCI EAFE ETF Segment does not include dividends and other distributions declared by the Index Fund.

Please see Appendix IV later in this Prospectus for important information regarding the publishers of the Indices.

Segment Type Holding Accounts

Any contribution or transfer designated for a Segment Type will be allocated to the corresponding Segment Type Holding Account until the Segment Start Date. The Segment Type Holding Accounts are part of the EQ/Money Market variable investment option. The Segment Type Holding Accounts have the same rate of return as the EQ/Money Market variable investment option. You must transfer or contribute to the

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Segment Type Holding Account for the corresponding Segment Type if you want to invest in a Segment; you cannot transfer or contribute directly to a Segment.

You can transfer amounts from a Segment Type Holding Account into any of the variable investment options, or another Segment Type Holding Account at any time up to the close of business on the last business day before the Segment Start Date.

Segment Start Date

Each Segment will have a Segment Start Date. Segments generally start on the first or third Thursday of each month. However, the Segment Start Date may sometimes be a different day under certain circumstances. Please see “Setting the Segment Maturity Date and Segment Start Date” below. Also, we may offer Segments more or less frequently and on different days for some or all contracts.

Performance Cap Rate

The Performance Cap Rate determines the maximum Segment Rate of Return that each Segment will be credited with on the Segment Maturity Date or the maximum Annual Lock Yearly Rate of Return on each Annual Lock Anniversary. Performance Cap Rates are announced at least two weeks before the Segment Start Date and can be found at www.equitable.com/scsplusguard. The Performance Cap Rate for each Segment, including each Annual Lock Segment, will not change throughout the Segment Duration. The Performance Cap Rate for the same Segment may be higher or lower for owners who elect that Segment during their first Contract Year than for owners who are in their second or later Contract Year.

You may not transfer out of a Segment before the Segment Maturity Date. For more information regarding transfer restrictions, please see “Transferring your account value” later in this Prospectus.

The Performance Cap Rate may limit your participation in any increases in the underlying Index associated with a Segment. Our minimum Performance Cap Rate is 2%. We guarantee that for the life of your contract we will not open a Segment with a Performance Cap Rate below the minimum Performance Cap Rate. In some cases, we may decide not to declare a Performance Cap Rate for a Segment, in which case there is no maximum Segment Rate of Return for that Segment and you will receive the Index Performance Rate for that Segment subject to the Segment Buffer. When this happens, the Segment is referred to as uncapped.

Please note that the Performance Cap Rate and Segment Rate of Return are cumulative rates of return from the Segment Start Date to the Segment Maturity Date or from the Segment Start Date to the first Annual Lock Anniversary and thereafter from each Annual Lock Anniversary to the next for Annual Lock Segments, NOT annual rates, even if the Segment Duration is longer than one year. The Performance Cap Rate is set at our sole discretion.

Segment Participation Requirements

Provided that all participation requirements are met, all amounts allocated to a Segment Type that are in the associated Segment Type Holding Account as of the close of business on the business day preceding the Segment Start Date, plus any earnings on those amounts, will be transferred into the new Segment on the Segment Start Date. However, amounts transferred into the Segment Type Holding Account on the Segment Start Date itself will not be included in any new Segment created that day. These amounts will remain in the Segment Type Holding Account until they are transferred out or the next Segment Start Date on which the participation requirements are met for the amounts to be transferred into a new Segment.

The participation requirements are as follows: (1) Segment is available and (2) Segment Maturity Date Requirement is met. If these requirements are met, your account value in the Segment Type Holding Account will be transferred into a new Segment. This amount is your initial Segment Investment. Once your account value has been swept from a Segment Type Holding Account into a Segment, transfers into or out of that Segment before its Segment Maturity Date are not permitted.

(1) Segment is available.  The Segment must actually be created on the Segment Start Date as scheduled. We may suspend or terminate any Segment Type, at our sole discretion, at any time. If we terminate a Segment Type, no new Segments of that Segment Type will be created, and the amount that would have been transferred to the Segment will be transferred to the EQ/Money Market variable investment option instead. If we suspend a Segment Type, no new Segments of that Segment Type will be created until the suspension ends, and the amount that would have been transferred to the Segment will remain in the Segment Type Holding Account.

(2) Segment Maturity Date Requirement is met.  The Segment Maturity Date must occur on or before the contract maturity date. If the Segment Maturity Date is after the contract maturity date, your account value in the Segment Type Holding Account will be transferred to the EQ/Money Market variable investment option.

In addition, 1-year Standard Segments are only available if you are at least 91 years old and younger than 97 years old.

Segment Maturity Date

Your Segment Maturity Date is the Segment Business Day on which a Segment ends. You will receive advance notice of maturing Segments in which you are currently invested in your quarterly statement. You will generally also receive a second advance notice of maturing Segments in which you are currently invested. The additional notice is available by mail or electronically and is generally provided at least 30 days before a Segment Maturity Date. You can instruct us to stop delivering this second notice to you at any time. We reserve the right to discontinue this second notice at any time.

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Segment Maturity Instructions. You may specify maturity instructions that tell us how to allocate the Segment Maturity Value among the investment options and you can change these instructions at any time. You may tell us either to follow your instructions on file for new contributions, to withdraw all or part of your Segment Maturity Value, or to transfer your Segment Maturity Value to the next available Segment of the same Segment Type, provided the participation requirements are met. While you may specify or change your maturity instructions for maturing Segments at any time until the close of business on the Segment Maturity Date, we recommend submitting new or revised instructions at least five business days prior to the Segment Maturity Date.

As stated above, you may elect to have maturing Segments invested according to your instructions on file, and those instructions may include allocations to different Segment Types, or you may elect to transfer your Segment Maturity Value to the next available Segment of the same Segment Type in which you are currently invested. If you take either of these steps, then the designated portion of your Segment Maturity Value will be transferred to the corresponding Segment Type Holding Account, as of the close of business on the Segment Maturity Date. Assuming that all participation requirements are met, the designated amounts will be treated like any other amounts in a Segment Type Holding Account. On the next Segment Start Date, the designated amounts in the Segment Type Holding Account will be transferred into the corresponding Segment. Typically, this means the designated amounts would be held in a Segment Type Holding Account for at least one business day.

If you have not provided us with maturity instructions for a maturing Segment, then by default the Segment Maturity Value will be transferred to the Segment Type Holding Account for the same Segment Type as the maturing Segment. Your Segment Maturity Value would then be transferred from that Segment Type Holding Account into the next Segment of that Segment Type on the Segment Start Date except that if the next Segment to be created in the Segment Type would not meet the Segment Maturity Date Requirement or that Segment Type has been terminated, we will instead transfer your Segment Maturity Value to the EQ/Money Market variable investment option.

If you are impacted by these delays, you may transfer your Segment Maturity Value into another Segment Type Holding Account or any other variable investment option at any time before the next Segment Start Date.

Segment Maturity Value

We calculate your Segment Maturity Value on the Segment Maturity Date using your Segment Investment and the Segment Rate of Return.

Your Segment Maturity Value for all Segments is calculated as follows:

We multiply your Segment Investment by your Segment Rate of Return to get your Segment Return Amount. Your Segment Maturity Value is equal to your Segment Investment plus your

Segment Return Amount. Your Segment Return Amount may be negative, in which case your Segment Maturity Value will be less than your Segment Investment.

For Annual Lock Segments, the Segment Rate of Return is equal to the cumulative result of each successive Annual Lock Yearly Rate of Return, minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected. The Annual Lock Yearly Rate of Return is equal to the Index Performance Rate (the percentage change in the value of the related Index from the Segment Start Date to the first Annual Lock Anniversary and thereafter from one Annual Lock Anniversary to the next), subject to the Performance Cap Rate and Segment Buffer, as follows:

If the Index Performance Rate for the Annual Lock Period:	Your Annual Lock Yearly Rate of Return for that Annual Lock Period will be:
exceeds the Performance Cap Rate	equal to the Performance Cap Rate
is positive but less than or equal to the Performance Cap Rate	equal to the Index Performance Rate
is flat or negative by a percentage equal to or less than the Segment Buffer	equal to 0%
is negative by a percentage greater than the Segment Buffer	negative, equal to the extent of the percentage exceeding the Segment Buffer

We first multiply your Segment Investment by your Annual Lock Yearly Rate of Return for the first year (first Annual Lock Period) to get your Annual Lock Yearly Return Amount for that year (Annual Lock Period). Your Annual Lock Anniversary Ending Amount for the first Annual Lock Period is equal to your Segment Investment plus or minus your Annual Lock Yearly Return Amount for that Annual Lock Period. Your Annual Lock Yearly Return Amount for that period may be negative, in which case your Annual Lock Anniversary Ending Amount for that period will be less than your Segment Investment. The Annual Lock Anniversary Ending Amount on the first Annual Lock Anniversary is the Annual Lock Anniversary Starting Amount for the second year (second Annual Lock Period) that we multiply by the Annual Lock Yearly Rate of Return for that Annual Lock Period and so on for the remaining Annual Lock Periods until the Segment Maturity Date (sixth Annual Lock Anniversary). These values are based on the change in the value of the relevant Index during the relevant Annual Lock Period. Any fluctuation in the value of the Index between a Segment Start Date and the first Annual Lock Anniversary (and between each successive Annual Lock Anniversary thereafter) is ignored when calculating the Annual Lock Anniversary Ending Amount.

Please note: (i) the Annual Lock Anniversary Starting Amount (and each subsequent Annual Lock Anniversary Starting and Ending Amount) is adjusted for any withdrawals (including any

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withdrawal charge and Return of Premium Death Benefit charge) from the Segment and (ii) the Annual Lock Anniversary Starting and Ending Amounts are used solely to calculate the Segment Maturity Value for Annual Lock Segments, are not credited to the contract, are not the Segment Interim Value, and cannot be received upon surrender or withdrawal.

For Step Up Segments, the Segment Rate of Return is equal to:

•

the Performance Cap Rate if the Index Performance Rate (the percentage change in the value of the related Index from the Segment Start Date to the Segment Maturity Date) is greater than or equal to zero or

•	the Index Performance Rate if the Index Performance Rate is negative, subject to the Segment Buffer,

minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected, as follows:

If the Index Performance Rate:	Your Segment Rate of Return will be:
is greater than or equal to zero	equal to the Performance Cap Rate minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected
is negative by a percentage equal to or less than the Segment Buffer	equal to 0% minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected
is negative by a percentage greater than the Segment Buffer	equal to the extent of the percentage exceeding the Segment Buffer minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected

These values are based on the value of the relevant Index on the Segment Start Date and the Segment Maturity Date. Any fluctuations in the value of the Index between those dates is ignored in calculating the Segment Rate of Return.

For Standard Segments, the Segment Rate of Return is equal to the Index Performance Rate (the percentage change in the value of the related Index from the Segment Start Date to the Segment Maturity Date), subject to the Performance Cap Rate and Segment Buffer, minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected, as follows:

If the Index Performance Rate:	Your Segment Rate of Return will be:
exceeds the Performance Cap Rate	equal to the Performance Cap Rate minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected
is positive but less than or equal to the Performance Cap Rate	equal to the Index Performance Rate minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected
is flat or negative by a percentage equal to or less than the Segment Buffer	equal to 0% minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected
is negative by a percentage greater than the Segment Buffer	negative, equal to the extent of the percentage exceeding the Segment Buffer minus the Return of Premium Death Benefit charge if the Return of Premium Death Benefit is elected

These values are based on the value of the relevant Index on the Segment Start Date and the Segment Maturity Date. Any fluctuations in the value of the Index between those dates is ignored in calculating the Segment Rate of Return.

Please note: Because of the way Segment Rate of Return is calculated for Step Up Segments, when the Index Performance Rate is near zero, a very small difference in the Index of Performance Rate on the Segment Maturity Date can result in a very different Segment Rate of Return. For example, if the Performance Cap Rate is 8.00% and the Index Performance Rate is 0.00% on the Segment Maturity Date, the Segment Rate of Return would be 8.00% whereas, if the Index Performance Rate is -0.01% on the Segment Maturity Date the Segment Rate of Return is 0.00%.

Annual Lock Segment Examples

Assume that you invest $1,000 in a S&P 500 Price Return Index, 6-year Annual Lock Segment with a -10% Segment Buffer, we set the Performance Cap Rate for that Segment at 12%, you make no withdrawal from the Segment and you did not elect the Return of Premium Death Benefit.

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Below is a table summarizing the various Index Performance Rates, Annual Lock Yearly Rates of Return, Annual Lock Yearly Return Amounts and Annual Lock Anniversary Starting and Ending Amounts for the Annual Lock example that is described immediately following the table.

Year	Index Performance Rate	Annual Lock Yearly Rate of Return	Annual Lock Anniversary Starting Amount	Annual Lock Yearly Return Amount	Annual Lock Anniversary Ending Amount
1	13%	12%	$1,000.00*	$120.00	$1,120.00
2	-5%	0%	$1,120.00	$ 0.00	$1,120.00
3	10%	10%	$1,120.00	$112.00	$1,232.00
4	-12%	-2%	$1,232.00	-$ 24.64	$1,207.36
5	11%	11%	$1,207.36	$132.81	$1,340.17
6	14%	12%	$1,340.17	$160.82	$1,500.99
*	This is also the Segment Investment.

If the S&P 500 Price Return Index is 13% higher on the first Annual Lock Anniversary than on the Segment Start Date, you will receive a 12% Annual Lock Yearly Rate of Return for that Annual Lock Period, and your Annual Lock Anniversary Ending Amount would be $1,120. We reach that amount as follows:

•

The Index Performance Rate (13%) for the first Annual Lock Period is greater than the Performance Cap Rate (12%), so the Annual Lock Yearly Rate of Return (12%) for the first Annual Lock Period is equal to the Performance Cap Rate.

•

The Annual Lock Yearly Return Amount ($120) for the first Annual Lock Period is equal to the Segment Investment ($1,000), which is also the first Annual Lock Anniversery Starting Amount, multiplied by the Annual Lock Yearly Rate of Return (12%) for the first Annual Lock Period.

•

The Annual Lock Anniversary Ending Amount ($1,120) on the first Annual Lock Anniversary is equal to the Segment Investment ($1,000) plus the Annual Lock Yearly Return Amount ($120) for that Annual Lock Period.

•	The first Annual Lock Anniversary Ending Amount is also the second Annual Lock Anniversary Starting Amount ($1,120).

If the S&P 500 Price Return Index is 5% lower during the second Annual Lock Period, then you will receive a 0% Annual Lock Yearly Rate of Return for that Annual Lock Period, and your Annual Lock Anniversary Ending Amount on the second Annual Lock Anniversary would be $1,120. We reach that amount as follows:

•

The Index Performance Rate (-5%) for the second Annual Lock Period is less than the Segment Buffer which absorbs the first 10% of negative performance, so the Annual Lock Yearly Rate of Return for that Annual Lock Period is 0%.

•

The Annual Lock Yearly Return Amount for the Annual Lock Period ($0) is equal to the second Annual Lock Anniversary Starting Amount ($1,120) multiplied by the Annual Lock Yearly Rate of Return for that Annual Lock Period (0%).

•

The Annual Lock Anniversary Ending Amount on the second Annual Lock Anniversary ($1,120) is equal to the second Annual Lock Anniversary Starting Amount ($1,120) plus the Annual Lock Yearly Return Amount for the second Annual Lock Period ($0).

If the S&P 500 Price Return Index is 10% higher during the third Annual Lock Period, then you will receive a 10% Annual Lock Yearly Rate of Return for that Annual Lock Period, and your Annual Lock Anniversary Ending Amount on the third Annual Lock Anniversary would be $1,232. We reach that amount as follows:

•

The Index Performance Rate (10%) for the third Annual Lock Period is less than the Performance Cap Rate (12%), so the Annual Lock Yearly Rate of Return (10%) for that Annual Lock Period is equal to the Index Performance Rate.

•

The Annual Lock Yearly Return Amount for that Annual Lock Period ($112) is equal to the third Annual Lock Anniversary Starting Amount ($1,120) multiplied by the Annual Lock Yearly Rate of Return for that Annual Lock Period (10%).

•

The Annual Lock Anniversary Ending Amount on the third Annual Lock Anniversary ($1,232) is equal to the third Annual Lock Anniversary Starting Amount ($1,120) plus the Annual Lock Yearly Return Amount for the third Annual Lock Period ($112).

If the S&P 500 Price Return Index is 12% lower during the fourth Annual Lock Period, then you will receive a -2% Annual Lock Yearly Rate of Return for that Annual Lock Period, and your Annual Lock Anniversary Ending Amount on the fourth Annual Lock Anniversary would be $1207.36. We reach that amount as follows:

•

The Index Performance Rate (-12%) for the fourth Annual Lock Period is greater than the Segment Buffer which absorbs the first 10% of negative performance, so the Annual Lock Yearly Rate of Return for that Annual Lock Period is -2%.

•

The Annual Lock Yearly Return Amount for that Annual Lock Period (-$24.64) is equal to the fourth Annual Lock Anniversary Starting Amount ($1,232) multiplied by the Annual Lock Yearly Rate of Return for that Annual Lock Period (-2%).

•

The Annual Lock Anniversary Ending Amount on the fourth Annual Lock Anniversary ($1,207.36) is equal to the fourth Annual Lock Anniversary Starting Amount ($1,232) plus the Annual Lock Yearly Return Amount for the fourth Annual Lock Period (-$24.64).

If the S&P 500 Price Return Index is 11% higher during the fifth Annual Lock Period, then you will receive a 11% Annual

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Lock Yearly Rate of Return for that Annual Lock Period, and your Annual Lock Anniversary Ending Amount on the fifth Annual Lock Anniversary would be $1,340.17. We reach that amount as follows:

•

The Index Performance Rate (11%) for the fifth Annual Lock Period is less than the Performance Cap Rate (12%), so the Annual Lock Yearly Rate of Return (11%) for that Annual Lock Period is equal to the Index Performance Rate.

•

The Annual Lock Yearly Return Amount for that Annual Lock Period ($132.81) is equal to the fifth Annual Lock Anniversary Starting Amount ($1,207.36) multiplied by the Annual Lock Yearly Rate of Return for that Annual Lock Period (11%).

•

The Annual Lock Anniversary Ending Amount on the fifth Annual Lock Anniversary ($1,340.17) is equal to the fifth Annual Lock Anniversary Starting Amount ($1,207.36) plus the Annual Lock Yearly Return Amount for the fifth Annual Lock Period ($132.81).

If the S&P 500 Price Return Index is 14% higher during the sixth Annual Lock Period, then you will receive a 12% Annual Lock Yearly Rate of Return for that Annual Lock Period, and your Annual Lock Anniversary Ending Amount on the sixth Annual Lock Anniversary (which is also the Segment Maturity Date) would be $1,500.99. We reach that amount as follows:

•	The Index Performance Rate (14%) for the sixth Annual Lock Period is greater than the Performance Cap Rate (12%), so the Annual Lock Yearly Rate of Return for that Annual Lock Period is 12%.

•

The Annual Lock Yearly Return Amount for that Annual Lock Period ($160.82) is equal to the sixth Annual Lock Anniversary Starting Amount ($1,340.17) multiplied by the Annual Lock Yearly Rate of Return for that Annual Lock Period (12%).

•

The Annual Lock Anniversary Ending Amount on the sixth Annual Lock Anniversary ($1,500.99) is equal to the sixth Annual Lock Anniversary Starting Amount ($1,340.17) plus the Annual Lock Yearly Return Amount for the sixth Annual Lock Period ($160.82).

•	The Annual Lock Anniversary Ending Amount on the sixth Annual Lock Anniversary is also the Segment Maturity Value ($1,500.99).

The Segment Rate of Return for the above example is 50.099%.

Now assume that you did elect the Return of Premium Death Benefit.

If the S&P 500 Price Return Index returns are as stated in the table above, then you will receive a 48.899% Segment Rate of Return, and your Segment Maturity Value would be $1,488.99. We reach that amount as follows:

•

The Segment Rate of Return (48.899%) is equal to the cumulative result of each successive Annual Lock Yearly Rate of Return (50.099%) minus the Return of Premium Death Benefit charge (1.20%). The cumulative result, also sometimes referred to as the percentage change, can also be calculated as (($1,500.99 – $1,000.00) / $1,000.00) * 100).

•	The Segment Return Amount ($488.99) is equal to the Segment Investment ($1,000) multiplied by the Segment Rate of Return (48.899%).

•	The Segment Maturity Value ($1,488.99) is equal to the Segment Investment ($1,000) plus the Segment Return Amount ($488.99).

Below is a table summarizing the various Index Performance Rates, Annual Lock Yearly Rates of Return, Annual Lock Yearly Return Amounts and Annual Lock Anniversary Starting and Ending Amounts for an Annual Lock example using different Index Performance Rate assumptions.

Year	Index Performance Rate	Annual Lock Yearly Rate of Return	Annual Lock Anniversary Starting Amount		Annual Lock Yearly Return Amount	Annual Lock Anniversary Ending Amount
1	13%	12%	$1,000.00	*	$120.00	$1,120.00
2	-5%	0%	$1,120.00		$ 0.00	$1,120.00
3	8%	8%	$1,120.00		$ 89.60	$1,209.60
4	-20%	-10%	$1,209.60		-$120.96	$1,088.64
5	-19%	-9%	$1,088.64		-$ 97.98	$ 990.66
6	-6%	0%	$ 990.66		$ 0.00	$ 990.66
*	This is also the Segment Investment.

Step Up Segment Examples

Assume that you invest $1,000 in an S&P 500 Price Return Index Step Up, 1-year Segment with a -10% Segment Buffer, we set the Performance Cap Rate for that Segment at 8%, you make no withdrawal from the Segment and you did not elect the Return of Premium Death Benefit.

If the S&P 500 Price Return Index is 10% higher on the Segment Maturity Date than on the Segment Start Date, you will receive an 8% Segment Rate of Return, and your Segment Maturity Value would be $1,080. We reach that amount as follows:

•	The Index Performance Rate (10%) is greater than or equal to zero, so the Segment Rate of Return (8%) is equal to the Performance Cap Rate.

•	The Segment Return Amount ($80) is equal to the Segment Investment ($1,000) multiplied by the Segment Rate of Return (8%).

•	The Segment Maturity Value ($1,080) is equal to the Segment Investment ($1,000) plus the Segment Return Amount ($80).

If the S&P 500 Price Return Index is 3% higher on the Segment Maturity Date, you will receive an 8% Segment Rate of Return, and your Segment Maturity Value would be $1,080. We reach that amount as follows:

•	The Index Performance Rate (3%) is greater than or equal to zero, so the Segment Rate of Return (8%) is equal to the Performance Cap Rate.

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•	The Segment Return Amount ($80) is equal to the Segment Investment ($1,000) multiplied by the Segment Rate of Return (8%).

•	The Segment Maturity Value ($1,080) is equal to the Segment Investment ($1,000) plus the Segment Return Amount ($80).

If the S&P 500 Price Return Index is flat (0% return) on the Segment Maturity Date, you will receive an 8% Segment Rate of Return, and your Segment Maturity Value would be $1,080. We reach that amount as follows:

•	The Index Performance Rate (0%) is greater than or equal to zero, so the Segment Rate of Return (8%) is equal to the Performance Cap Rate.

•	The Segment Return Amount ($80) is equal to the Segment Investment ($1,000) multiplied by the Segment Rate of Return (8%).

•	The Segment Maturity Value ($1,080) is equal to the Segment Investment ($1,000) plus the Segment Return Amount ($80).

If the S&P 500 Price Return Index is 5% lower on the Segment Maturity Date than on the Segment Start Date, then you will receive a 0% Segment Rate of Return, and your Segment Maturity Value would be $1,000. We reach that amount as follows:

•	The Index Performance Rate is -5% and the Segment Buffer absorbs the first 10% of negative performance, so the Segment Rate of Return is 0%.

•	The Segment Return Amount ($0) is equal to the Segment Investment ($1,000) multiplied by the Segment Rate of Return (0%).

•	The Segment Maturity Value ($1,000) is equal to the Segment Investment ($1,000) plus the Segment Return Amount ($0).

If the S&P 500 Price Return Index is 15% lower on the Segment Maturity Date than on the Segment Start Date, then you will receive a -5% Segment Rate of Return, and your Segment Maturity Value would be $950. We reach that amount as follows:

•	The Index Performance Rate is -15% and the Segment Buffer absorbs the first 10% of negative performance, so the Segment Rate of Return is -5%.

•	The Segment Return Amount (-$50) is equal to the Segment Investment ($1,000) multiplied by the Segment Rate of Return (-5%).

•	The Segment Maturity Value ($950) is equal to the Segment Investment ($1,000) plus the Segment Return Amount (-$50).

Assume that you invest $1,000 in an S&P 500 Price Return Index Step Up, 1-year Segment with a -10% Segment Buffer, we set the Performance Cap Rate for that Segment at 8%, you make no withdrawal from the Segment and you did elect the Return of Premium Death Benefit.

If the S&P 500 Price Return Index is 10% higher on the Segment Maturity Date than on the Segment Start Date, you will receive a 7.8% Segment Rate of Return, and your Segment Maturity Value would be $1,078. We reach that amount as follows:

•

The Index Performance Rate (10%) is greater than or equal to zero, so the Segment Rate of Return (7.8%) is equal to the Performance Cap Rate (8%) minus the Return of Premium Death Benefit charge (0.20%).

•	The Segment Return Amount ($78) is equal to the Segment Investment ($1,000) multiplied by the Segment Rate of Return (7.8%).

•	The Segment Maturity Value ($1,078) is equal to the Segment Investment ($1,000) plus the Segment Return Amount ($78).

If the S&P 500 Price Return Index is 15% lower on the Segment Maturity Date than on the Segment Start Date, then you will receive a -5.2% Segment Rate of Return, and your Segment Maturity Value would be $948. We reach that amount as follows:

•

The Index Performance Rate is -15% and the Segment Buffer absorbs the first 10% of negative performance, so the Segment Rate of Return (-5.2%) is equal to -5% minus the Return of Premium Death Benefit charge (0.20%).

•	The Segment Return Amount (-$52) is equal to the Segment Investment ($1,000) multiplied by the Segment Rate of Return (-5.2%).

•	The Segment Maturity Value ($948) is equal to the Segment Investment ($1,000) plus the Segment Return Amount (-$52).

Standard Segment Examples

Assume that you invest $1,000 in an S&P 500 Price Return Index, 1-year Segment with a -10% Segment Buffer, we set the Performance Cap Rate for that Segment at 11%, you make no withdrawal from the Segment and you did not elect the Return of Premium Death Benefit.

If the S&P 500 Price Return Index is 13% higher on the Segment Maturity Date than on the Segment Start Date, you will receive a 11% Segment Rate of Return, and your Segment Maturity Value would be $1,110. We reach that amount as follows:

•	The Index Performance Rate (13%) is greater than the Performance Cap Rate (11%), so the Segment Rate of Return (11%) is equal to the Performance Cap Rate.

•	The Segment Return Amount ($110) is equal to the Segment Investment ($1,000) multiplied by the Segment Rate of Return (11%).

•	The Segment Maturity Value ($1,110) is equal to the Segment Investment ($1,000) plus the Segment Return Amount ($110).

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If the S&P 500 Price Return Index is only 6% higher on the Segment Maturity Date than on the Segment Start Date, then you will receive a 6% Segment Rate of Return, and your Segment Maturity Value would be $1,060. We reach that amount as follows:

•	The Index Performance Rate (6%) is less than the Performance Cap Rate (11%), so the Segment Rate of Return (6%) is equal to the Index Performance Rate.

•	The Segment Return Amount ($60) is equal to the Segment Investment ($1,000) multiplied by the Segment Rate of Return (6%).

•	The Segment Maturity Value ($1,060) is equal to the Segment Investment ($1,000) plus the Segment Return Amount ($60).

If the S&P 500 Price Return Index is 10% lower on the Segment Maturity Date than on the Segment Start Date, then you will receive a 0% Segment Rate of Return, and your Segment Maturity Value would be $1,000. We reach that amount as follows:

•	The Index Performance Rate is -10% and the Segment Buffer absorbs the first 10% of negative performance, so the Segment Rate of Return is 0%.

•	The Segment Return Amount ($0) is equal to the Segment Investment ($1,000) multiplied by the Segment Rate of Return (0%).

•	The Segment Maturity Value ($1,000) is equal to the Segment Investment ($1,000) plus the Segment Return Amount ($0).

If the S&P 500 Price Return Index is 15% lower on the Segment Maturity Date than on the Segment Start Date, then you will receive a -5% Segment Rate of Return, and your Segment Maturity Value would be $950. We reach that amount as follows:

•	The Index Performance Rate is -15% and the Segment Buffer absorbs the first 10% of negative performance, so the Segment Rate of Return is -5%.

•	The Segment Return Amount (-$50) is equal to the Segment Investment ($1,000) multiplied by the Segment Rate of Return (-5%).

•	The Segment Maturity Value ($950) is equal to the Segment Investment ($1,000) plus the Segment Return Amount (-$50).

Assume that you invest $1,000 in an S&P 500 Price Return Index, 1-year Segment with a -10% Segment Buffer, we set the Performance Cap Rate for that Segment at 11%, you make no withdrawal from the Segment and you did elect the Return of Premium Death Benefit.

If the S&P 500 Price Return Index is 13% higher on the Segment Maturity Date than on the Segment Start Date, you will receive a 10.8% Segment Rate of Return, and your Segment Maturity Value would be $1,108. We reach that amount as follows:

•

The Index Performance Rate (13%) is greater than the Performance Cap Rate (11%), so the Segment Rate of Return (10.8%) is equal to the Performance Cap Rate (11%) minus the Return of Premium Death Benefit charge (0.20%).

•	The Segment Return Amount ($108) is equal to the Segment Investment ($1,000) multiplied by the Segment Rate of Return (10.8%).

•	The Segment Maturity Value ($1,108) is equal to the Segment Investment ($1,000) plus the Segment Return Amount ($108).

If the S&P 500 Price Return Index is 15% lower on the Segment Maturity Date than on the Segment Start Date, then you will receive a -5.2% Segment Rate of Return, and your Segment Maturity Value would be $948. We reach that amount as follows:

•

The Index Performance Rate is -15% and the Segment Buffer absorbs the first 10% of negative performance, so the Segment Rate of Return (-5.2%) is equal to -5% minus the Return of Premium Death Benefit charge (0.20%).

•	The Segment Return Amount (-$52) is equal to the Segment Investment ($1,000) multiplied by the Segment Rate of Return (-5.2%).

•	The Segment Maturity Value ($948) is equal to the Segment Investment ($1,000) plus the Segment Return Amount (-$52).

Setting the Segment Maturity Date and Segment Start Date

There will generally be two or more Segment Maturity Dates and Segment Start Dates each month that the contract is outstanding. The Segment Maturity Date for Segments maturing and the Segment Start Date for new corresponding Segments will generally be scheduled to occur on consecutive Business Days that are also Segment Business Days.

If a Segment Maturity Date falls on a holiday, the Segment Maturity Date will generally be the preceding Segment Business Day. If a Segment Start Date falls on a holiday, the Segment Start Date will generally be the preceding Segment Business Day unless that preceding Segment Business Day is not in the same month. In these instances, no Segment will begin until the next scheduled Segment Start Date. Please see Appendix V later in this prospectus for a demonstration of the effects that scheduled holidays can have on the Segment Maturity Date and the Segment Start Date.

Effect of an emergency close.  Segments are scheduled to mature and start on Segment Business Days. The Segment Maturity Date for Segments maturing and the Segment Start Date for new corresponding Segments starting will generally occur on consecutive Business Days that are also Segment Business Days. It is possible that an Index could be affected by an emergency close on a Segment Business Day, thereby affecting the Index’s ability to publish a price and our ability to mature or start Segments based on the affected Index. Emergency closes can have two consequences.

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1.	If the NYSE experiences an emergency close and cannot publish any prices, we will delay the maturity or start of all Segments for all Indices.

2.	If any Index other than the NYSE experiences an emergency close, we will delay the maturity and start of the Segments using the affected Index and mature or start Segments for all unaffected Indices.

The emergency closure of an Index other than the NYSE can have a different effect if it occurs on a Segment Maturity Date rather than a Segment Start Date. We do not currently offer any such Index, but may in the future.

•

If an emergency close occurs on a scheduled Segment Maturity Date, then the Segment Maturity Date for that Segment will be delayed until the next Segment Business Day. The next Segment Business Day would be the Segment Start Date. If the emergency close only lasted that one day, the Segment Start Date and the Segment Maturity Date for the affected Segment would occur on the same day.

•

If an emergency close occurs on an Index other than the NYSE on a scheduled Segment Start Date, then we would not create Segments that utilize the affected Index. However, on that day we would create Segments that utilize unaffected Indices. Consequently, Segment Maturity Values designated for Segment Types that utilize an affected Index would not be allocated to Segments and would remain in the corresponding Segment Type Holding Account.

If the conditions that cause an emergency close persist, we will use reasonable efforts to calculate the Segment Maturity Value of any affected Segments. If the affected Index cannot be priced within eight days, we will contact a calculating agency, normally a bank we have a contractual relationship with, which will determine a price to reflect a reasonable estimate of the Index level.

Suspension, Termination and Changes to Segment Types and Indices

We may decide at any time until the close of business on each Segment Start Date whether to offer any or all of the Segment Types described in this Prospectus on a Segment Start Date for a particular Segment. We may suspend a Segment Type for a week, month or a period of several months, or we may terminate a Segment Type entirely.

If a Segment Type is suspended, your account value will remain in the Segment Type Holding Account until a Segment of that Segment Type is offered or you transfer out of the Segment Type Holding Account. We will provide you with written confirmation when money is not transferred from a Segment Type Holding Account into a segment due to the suspension of a Segment Type.

If a Segment Type is terminated, your account value in the corresponding Segment Type Holding Account will be defaulted into the EQ/Money Market variable investment option on the date that would have been the Segment Start Date.

We have the right to substitute an alternative index prior to Segment maturity if the publication of one or more Indices is discontinued or at our sole discretion we determine that our use of such Indices should be discontinued or if the calculation of one or more of the Indices is substantially changed. In addition, we reserve the right to use any or all reasonable methods to end any outstanding Segments that use such Indices. We also have the right to add additional Indices under the contract at any time. We would provide notice about the use of additional or alternative Indices, as soon as practicable, in a supplement to this Prospectus. If an alternative index is used, its performance could impact the Index Performance Rate, Segment Rate of Return, Segment Maturity Value, Annual Lock Yearly Rate of Return, Annual Lock Anniversary Starting and Ending Amounts and Segment Interim Value. An alternative index would not change the Segment Buffer or Performance Cap Rate for an existing Segment. If a similar index cannot be found, we will end the affected Segments prematurely by applying the Segment Performance Cap Rate and Segment Buffer to the actual gains or losses on the original Index as of the date of termination. We would attempt to choose a substitute index that has a similar investment objective and risk profile to the replaced index. For example, if the Russell 2000® Index were not available, we might use the NASDAQ.

We reserve the right to offer any or all Segment Types more or less frequently than we have been or to stop offering any or all of them or to suspend offering any or all of them temporarily for some or all contracts. If we stop offering or suspend certain Segment Types, each existing Segment of those Segment Types will remain invested until its respective Segment Maturity Date.

Dollar Cap Averaging Program

Our Dollar Cap Averaging Program (“Program”) is an administrative service designed to systematically invest in any of the available Segments over a period of either three or six months. The Program invests in the dollar cap averaging account, which is part of the EQ/Money Market variable investment option. The dollar cap averaging account has the same rate of return as the EQ/Money market variable investment option. The Program allows you to gradually allocate amounts to available Segment Type Holding Accounts by periodically transferring approximately the same dollar amount to your selected Segment Type Holding Accounts. Regular allocations to the Segment Type Holding Accounts will allow you to invest in the Segments at different Performance Cap Rates. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses. We may, at any time, exercise our right to terminate transfers to any of the Segment Type Holding Accounts, limit the number of Segments which you may elect or discontinue offering the Program.

Under the Dollar Cap Averaging Program:

•	The minimum initial contribution required to establish a Program is $25,000.

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•

There is no minimum contribution requirement for subsequent contributions to an existing Program. Subsequent contributions do not extend the time period of the Program. Subsequent contributions will increase the amount of each periodic transfer into the designated Segment Type Holding Account(s) for the remainder of the Program.

•	The Program can be funded from both new contributions to your contract and transfers from the investment options, including the EQ/Money Market variable investment option.

•

If you elect to invest in the Program at contract issue, 100% of your initial contribution must be allocated to the Program. In other words, your initial contribution cannot be split between your Program and any other investment option available under the contract.

•

Your allocation instructions for the Program must match your instructions on file on the day the Program is established. If you change your allocation instructions on file, the instructions for your Program will change to match your new allocation instructions.

•	We offer time periods of 3 and 6 months. We may also offer other time periods. You may only have one time period in effect at any time and once you select a time period, you may not change it.

•

Currently, your account value will be transferred from the Program into your designated Segment Type Holding Account(s) on a monthly basis (using the first transfer into a Segment as the starting point for the monthly transfers). For example, if the first Segment Start Date is the first Thursday in June, each subsequent Dollar Cap Averaging transfer will generally occur on the first Thursday of the month until the requested duration is met. We may offer the Program in the future with transfers on a different basis. You can learn more about the Program by contacting your financial professional or our processing office.

•

Transfers from the dollar cap averaging account into the designated Segment Type Holding Account(s) will occur the business day preceding the next Segment Start Date. For example, if a contract is issued on January 10th and the next Segment Start Date is January 16th and January 15th is a Business Day, the first transfer from the dollar cap averaging account into the designated Segment Type Holding Account(s) will generally occur on January 15th.

•

Any transfers or withdrawals from the dollar cap averaging account will terminate the Program. Upon termination, all funds will be transferred to the investment options according to your allocation instructions. However, any forced withdrawals from the dollar cap averaging account as a result of an RMD will not terminate the Program.

•	If a Segment Type is suspended, any amount in the dollar cap averaging account destined for that Segment will be transferred to the Segment Type Holding Account. It will remain there until the next Segment Start Date on which the Segment is not suspended. If one of the Segment Types is terminated or discontinued, the value in the terminated Segment Type Holding Account will be moved to the EQ/Money Market variable investment option and the Program will continue.

If there are multiple Segments being transferred into as part of the Program and on the first Segment Start Date one of the Segment Types is suspended, the Suspended Segment Type will transfer on the next Segment Start Date and all subsequent transfers will generally occur on the same Thursday of the month established by the non-suspended transfers.

•

You may cancel your participation in the Program at any time by notifying us in writing. If you terminate your Program, we will transfer any amount remaining in the dollar cap averaging account to the investment options according to your allocation instructions.

Your right to cancel within a certain number of days

If for any reason you are not satisfied with your contract, you may exercise your cancellation right under the contract to receive a refund. To exercise this cancellation right, you must notify us with a signed letter of instruction electing this right, to our processing office within 10 days after you receive your contract. If state law requires, this “free look” period may be longer. Other state variations may apply. Please contact your financial professional and/or see Appendix II to find out what applies in your state.

Generally, your refund will equal your account value under the contract on the day we receive written notification of your decision to cancel the contract and will reflect any investment gain or loss in the investment options (less the daily charges we deduct) through the date we receive your contract. This includes the Segment Interim Value for amounts allocated to existing Segments. Some states, however, require that we refund the full amount of your contribution (not reflecting investment gain or loss). In addition, in some states, the amount of your refund (either your account value or the full amount of your contributions), and the length of your “free look” period, depend on whether you purchased the contract as a replacement. Please refer to your contract or supplemental materials or contact us for more information. For any IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution. When required by applicable law to return the full amount of your contribution, we will return the greater of your contribution or your contract’s cash value.

We may require that you wait six months before you may apply for a contract with us again if:

•	you cancel your contract during the free look period; or

•	you change your mind before you receive your contract whether we have received your contribution or not.

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Please see “Tax information” later in this Prospectus for possible consequences of cancelling your contract.

If you fully convert an existing traditional IRA contract to a Roth IRA contract, you may cancel your Roth IRA contract and return to a traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions.

In addition to the cancellation right described above, you have the right to surrender your contract, rather than cancel it. Please see “Surrendering your contract to receive its cash value” in “Accessing your money” later in this Prospectus. Surrendering your contract may yield results different than canceling your contract, including a greater potential for taxable income. In some cases, your cash value upon surrender may be greater than your contributions to the contract. Please see “Tax information,” later in this Prospectus.

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4. Determining your contract’s value

Your account value and cash value

Your “account value” is the total of: (i) the values you have in the variable investment options, (ii) the values you have in the Segment Type Holding Accounts, (iii) the values you have in the Dollar Cap Averaging Program and (iv) your Segment Interim Values.

Your contract also has a “cash value.” At any time before annuity payments begin, your contract’s cash value is equal to the account value less any applicable withdrawal charges. Please see “Surrender of your contract to receive its cash value” in “Accessing your money” later in this Prospectus.

Your contract’s value in the variable investment options, Segment Type Holding Accounts and the Dollar Cap Averaging Account

Each variable investment option (including the Segment Type Holding Accounts and dollar cap averaging account) invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by “units.” The value of your units will increase or decrease as though you had invested it in the corresponding portfolio’s shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

Units measure your value in each variable investment option.

The unit value for each variable investment option depends on the investment performance of that option minus daily charges for the variable investment option fee and, if the Return of Premium Death Benefit is elected, minus the Return of Premium Death Benefit charge (which is added to the variable investment option fee and the combined amount is deducted). Each Segment Type Holding Account and the dollar cap averaging account are part of the EQ/Money Market variable investment option. On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day’s value for one unit. The number of your contract units in any variable investment option does not change unless it is:

(i)	increased to reflect additional contributions;

(ii)	decreased to reflect a withdrawal (including applicable withdrawal charges); or

(iii)	increased to reflect a transfer into, or decreased to reflect a transfer out of, a variable investment option.

A description of how unit values are calculated is found in the SAI.

Your contract’s value in the Structured Investment Option

Your value in each Segment on the Segment Maturity Date is calculated as described under “Segment Rate of Return” in “Contract Features and Benefits” earlier in this Prospectus.

In setting the Performance Cap Rate that we use in calculating the Segment Maturity Value or Annual Lock Anniversary Starting and Ending Amounts for Annual Lock Segments, we assume that you are going to hold a Segment until the Segment Maturity Date. However, you have the right under the contract to access amounts in the Segments before the Segment Maturity Date under certain circumstances. Therefore, we calculate a Segment Interim Value on each business day, which is also a Segment Business Day, between the Segment Start Date and the Segment Maturity Date. The method we use to calculate the Segment Interim Value is different than the method we use to calculate the value of the Segment on the Segment Maturity Date. Prior to the Segment Maturity Date, we use the Segment Interim Value to calculate (1) your account value; (2) the amount your beneficiary would receive as a death benefit; (3) the amount you would receive if you make a withdrawal from a Segment; (4) the amount you would receive if you surrender your contract; or (5) the amount you would receive if you cancel your contract and return it to us for a refund within your state’s “free look” period (unless your state requires that we refund the full amount of your contribution upon cancellation).

The Segment Interim Value is calculated based on a formula that provides a treatment for an early distribution that is designed to be consistent with how distributions at the end of a Segment are treated. Appendix III later in this Prospectus sets forth the calculation formula as well as numerous hypothetical examples. The formula is calculated by adding the fair value of three components. These components provide us with a market value estimate of the risk of loss and the possibility of gain at the end of a Segment. These components are used to calculate the Segment Interim Value. The three components are:

(1)	Fair value of hypothetical fixed instruments; plus

(2)	Fair value of hypothetical derivatives; plus

(3)	Cap calculation factor.

We then compare the sum of the three components above with a limitation based on the Performance Cap Rate. In particular, the Segment Interim Value is never greater than the Segment Investment (or most recent Annual Lock Anniversary Starting Amount, if applicable) multiplied by the portion of the Performance Cap Rate corresponding to the portion of the Segment Duration (or Annual Lock Period for Annual Lock Segments) that has elapsed. This limitation is imposed to discourage owners from withdrawing from a Segment before the Segment Maturity Date where there may have been significant increases in the relevant Index early in the Segment Duration. If you elect the optional Return of Premium Death Benefit, a pro rata portion of the Return of Premium Death Benefit charge is also deducted from the lesser of these two values. For more information, please see Appendix III.

Even if the corresponding Index has experienced positive investment performance since the Segment Start Date, because of the factors we take into account in the calculation above, your Segment Interim Value may be lower than your Segment Investment.

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5. Transferring your money among investment options

Transferring your account value

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following current limitations:

•	You may not transfer out of a Segment before its Segment Maturity Date.

•	You may not transfer out of a Segment Type Holding Account on a Segment Start Date.

•

A contribution or transfer into a Segment Type Holding Account on a Segment Start Date will not be transferred into the Segment that is created on that Segment Start Date. Your money will be transferred into a Segment on the next Segment Start Date, provided you meet the participation requirements.

•

You may not contribute or transfer money into a Segment Type Holding Account and designate a Segment Start Date. The account value in the Segment Type Holding Account will be transferred on the first Segment Start date on which you meet the participation requirements.

•

You may not contribute or transfer into a Segment Type Holding Account if the Segment Maturity Date of the Segment that will be created on the Segment Start Date would be after the maturity date of your contract.

•

You may not transfer to a Segment if the total number of Segments that would be active in your contract after such transfer would be greater than the current maximum number of active Segments allowed. See “Allocating your contributions” in “Contract features and benefits” for more information. If a transfer from a Segment Type Holding Account into a Segment will cause a contract to exceed this limit, such transfers will be defaulted to the EQ/Money Market variable investment option. If there are multiple Segments scheduled to be established on a Segment Start Date, new Segments will be established in the order of those that would have the largest initial Segment Investment first until the limit is reached. Any remaining amount that is not transferred into a Segment will then be defaulted to the EQ/Money Market variable investment option.

•

Transfers from a Segment Type Holding Account to a Segment will not occur if you do not meet the participation requirements. See “Segment Participation Requirements” in “Contract features and benefits” earlier in this Prospectus.

Upon advance notice to you, via a client communication mailing, we may change or establish additional restrictions on transfers among the investment options, including limitations on the number, frequency, or dollar amount of transfers. In addition, we may, at any time, exercise our right to limit or terminate transfers into any of the variable investment options and to limit the number of variable investment options which you may elect. We currently do not impose any transfer restrictions among the variable investment options. A transfer request does not change your allocation instructions on file. Our current transfer restrictions are set forth in the “Disruptive transfer activity” section below.

You may request a transfer in writing using the specified form or on line using Online Account Access. You must send in all signed written requests directly to our processing office. Transfer requests should specify:

(1)	the contract number,

(2)	the dollar amounts or percentage to be transferred, and

(3)	the investment options to and from which you are transferring.

We will confirm all transfers in writing.

Please see “Allocating your contributions” in “Contract features and benefits” for more information about your role in managing your allocations.

We may charge a transfer charge for any transfers among the variable investment options in excess of 12 transfers in a contract year. We do not deduct a transfer charge for any transfer made in connection with our Dollar Cap Averaging Program. For more information, see “Transfer charge” in “Charges and expenses” later in this Prospectus.

Disruptive transfer activity

You should note that the contract is not designed for professional “market timing” organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s investment. This can happen when it is not advantageous to sell any securities, so the portfolio’s performance may be hurt. When large dollar amounts are involved, market timing can also

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make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of the EQ Advisors Trust (the “trust”). The trust has adopted policies and procedures regarding disruptive transfer activity. The trust discourages frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. The trust aggregates inflows and outflows for each portfolio on a daily basis. On any day when a portfolio’s net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trust currently considers transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In most cases, the trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trust for more information.

When a contract owner is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

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6. Accessing your money

Withdrawing your account value

You have two ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. For the tax consequences of taking withdrawals, see “Tax information” later in this Prospectus.

Method of Withdrawal

Contract	Partial	Lifetime required minimum distribution
NQ	Yes	No
Traditional IRA	Yes	Yes
Roth IRA	Yes	No
QP(1)	Yes	No
(1)	All payments are made to the plan trust, as the owner of the contract. See “Appendix VI: Purchase considerations for defined benefit and defined contribution plans” later in this Prospectus.

Withdrawals may be subject to income tax and, unless the taxpayer is over age 59 1/2 or another exception applies, an additional 10% federal income tax penalty, as described in “Tax information” later in this Prospectus.

All requests for withdrawals must be made on a specific form that we provide. Please see “How to reach us” earlier in this Prospectus for more information.

Partial withdrawals

You may take partial withdrawals from your account value at any time before annuity payments begin. The minimum amount you may withdraw at any time is $300. If you request a withdrawal that leaves you with an account value of less than $500, we reserve the right to terminate the contract and pay you the cash value. See “Surrender of your contract to receive its cash value” below.

Partial withdrawals in excess of the 10% free withdrawal amount may be subject to a withdrawal charge (see “10% free withdrawal amount” in “Charges and expenses” later in this Prospectus).

Partial withdrawals out of Segments are permitted, subject to certain restrictions. See “How withdrawals are taken from your account value” later in this section. If you elect the optional Return of Premium Death Benefit, a pro rata portion of the Return of Premium Death Benefit charge will be deducted as part of the Segment Interim Value calculation at the time you take a partial withdrawal out of a Segment. A partial withdrawal from a Segment will reduce your Segment Investment in that Segment and, therefore, your Segment Maturity Value for that Segment. For Annual Lock Segments, a partial withdrawal will also reduce each Annual Lock Anniversary Starting and Ending Amount. The reduction in the Segment Investment and each Annual Lock Anniversary Starting and Ending Amount may be greater than the dollar amount of your withdrawal. For more information, see Appendix III. Withdrawals reduce the Return of Premium Death Benefit amount on a pro rata basis by the same proportion that the account value is reduced on the date of the withdrawal. The Segment Investment is also adjusted on a pro rata basis for withdrawals, withdrawal charges and the portion of the Return of Premium Death Benefit charge, if applicable, that is attributable to the amount withdrawn.

Lifetime required minimum distribution withdrawals

(Traditional IRA contracts only — See “Tax information” later in this Prospectus.)

We offer our “automatic required minimum distribution (RMD) service” to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions (we refer to them as “RMDs”) yourself and request partial withdrawals. In such a case, a withdrawal charge could apply. Before electing this account-based withdrawal option, you should consider whether annuitization might be better in your situation. Please refer to “Required minimum distributions” under “Individual Retirement Arrangements (“IRAs”)” in “Tax information” later in this Prospectus.

This service is not available to qualified plan trust owned contracts and is not available in the first calendar year your contract is in force.

Under legislation enacted at the end of 2019:

•	If your birthdate is June 30, 1949 or earlier, you may elect our “automatic required minimum distribution (RMD) service” in the year in which you reach age 70 1/2, or in any later year.

•	If your birthdate is July 1, 1949 or later, you may elect our “automatic required minimum distribution (RMD) service” in the year in which you reach age 72, or in any later year.

See the discussion of lifetime required minimum distributions under “Tax Information” later in this prospectus. The minimum amount we will pay out is $250. Currently, RMD payments will be made annually each December.

We do not impose a withdrawal charge on the RMD payment taken through our automatic RMD service even if, when added to a partial withdrawal previously taken in the same contract year, the RMD payments exceed the free withdrawal amount.

This service does not generate an automatic RMD payment during the first contract year. Therefore, if you are making a rollover or transfer contribution to the contract after age 72 (or age 70 1/2 if applicable), you must take an RMD before the rollover or transfer. If you do not, any

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withdrawals that you take during the first contract year to satisfy your RMD amount may be subject to withdrawal charges, if applicable, if they exceed the free withdrawal amount.

The RMD amount is based on your entire interest in your traditional IRA contract whether your investments are allocated to one or more variable investment options and/or one or more Segments. We will withdraw your RMD amount from the variable investment options first on a pro rata basis. If there is insufficient account value in the variable investment options, then we will withdraw the balance of the RMD amount from the Segment Type Holding Accounts on a pro rata basis. If there is insufficient value in the variable investment options and the Segment Type Holding Accounts, we will withdraw amounts from the Segments on a pro rata basis.

As you approach age 72 (or age 70 1/2 if applicable) you should consider the effect of allocations to any Segment. You should consider whether you have a sufficient amount allocated to the variable investment options under this contract and/or sufficient liquidity under other traditional IRAs that you maintain in order to satisfy your RMD for this contract without affecting amounts allocated to a Segment under this contract.

We will send to traditional IRA owners a form outlining the minimum distribution options available in the year you reach age 72 (or age 70 1/2 if applicable) (if you have not begun your annuity payments before that time).

How withdrawals are taken from your account value

Withdrawals

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options (excluding the Segment Type Holding Accounts and dollar cap averaging account). If there is insufficient value or no value in the variable investment options (excluding the Segment Type Holding Accounts and dollar cap averaging account), any additional amount of the withdrawal required or the total amount of the withdrawal will be taken on a pro rata basis from the Segment Type Holding Accounts. If there are insufficient funds in the Segment Type Holding Accounts, any additional amount of the withdrawal required will be taken from the dollar cap averaging account. If there is insufficient value in the dollar cap averaging account, we will deduct all or a portion of the withdrawal from the Segments on a pro rata basis. A partial withdrawal from the Dollar Cap Averaging Program will terminate the program.

If you specify the investment options from which you want us to deduct your withdrawal, the following restrictions apply: If the amount of your withdrawal is equal to or less than your account value in the variable investment options and Segment Type Holding Accounts, the entire withdrawal must come from the account value in the variable investment options and Segment Type Holding Accounts, and the withdrawal cannot be pro rata; you must specify the dollar amount or percentage withdrawal for the variable investment options and Segment Type Holding Accounts from which to take the withdrawal. In other words, you cannot take a withdrawal from the Segments if there is any value remaining in the variable investment options and Segment Type Holding Accounts.

After 100% of the value has been taken from the variable investment options and Segment Type Holding Accounts, you can specify the dollar amount or percentage of the withdrawal to be taken from any Segment.

If you have amounts in a Segment Type Holding Account and you make a withdrawal on a Segment Start Date, that amount will not be transferred into the Segment created on that date.

Withdrawals prior to your Segment Maturity Date reduce the Segment Investment on a pro rata basis by the same proportion that the Segment Interim Value is reduced on the date of the withdrawal. For Annual Lock Segments, each Annual Lock Anniversary Ending Amount and Annual Lock Anniversary Starting Amount is also recalculated. Below is a table summarizing the impact of a withdrawal during the second Annual Lock Period of an Annual Lock Segment on the Annual Lock Anniversary Starting Amount (which is equal to the Segment Investment) and Annual Lock Anniversary Ending Amount that is described in greater detail immediately following the table.

			Before Withdrawal		After Withdrawal
Year	Index Perfor mance Rate	Annual Lock Yearly Rate of Return	Segment Invest ment*	Annual Lock Anniv ersary Ending Amount	Segment Investment*	Annual Lock Anniv ersary Ending Amount
1	13%	12%	$1,000.00	$1,120.00	$900.00	$1,008.00
1.5	$110.00 withdrawal** (Segment Interim Value at time of withdrawal is $1,100.00)
*	The first Annual Lock Anniversary Starting Amount is equal to the Segment Investment.
**	$110 is the total amount withdrawn (including any withdrawal charge and Return of Premium Death Benefit charge).

Assume $1,000.00 is invested in an Annual Lock Segment. The Index Performance Rate for the first Annual Lock Period is 13% which is greater than the Performance Cap Rate of 12%. Therefore, the first Annual Lock Anniversary Ending Amount is $1,120.00 ($1,000.00 + ($1,000.00 * 12%)). If a withdrawal of $110.00 is taken during the second Annual Lock Period and the Segment Interim Value on the date of the withdrawal is $1,100.00) then the recalculated first Annual Lock Anniversary Starting Amount (which is equal to the Segment Investment) is $900.00 ($1,000.00 – ($1,000.00 * ($110.00/$1,100.00))). The recalculated Annual Lock Anniversary Ending Amount is $1,008.00 ($900.00 + ($900.00 * 12%)).

You can request, in advance of your Segment Maturity Date, a withdrawal of your Segment Maturity Value on the Segment Maturity Date, which is not subject to the restrictions described above regarding the need to withdraw amounts in variable investment options and Segment Type Holding Accounts before withdrawing amounts from Segments. We will only accept a request to withdraw your Segment Maturity Value if you submit the request within 12 months of the Segment Maturity Date.

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Surrendering your contract to receive its cash value

You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners, while the annuitant is living) and before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.

If applicable, a pro rata portion of the Return of Premium Death Benefit charge is imposed when calculating the Segment Interim Value of any Segments.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See “Your annuity payout options” below. For the tax consequences of surrenders, see “Tax information” later in this Prospectus.

When a contract is surrendered in certain states, the free withdrawal amount is not taken into account when calculating the amount of the withdrawal. See “10% free withdrawal amount” under “Charges under the contract” in “Charges and expenses” later in this Prospectus.

Withdrawals treated as surrenders

If you withdraw more than 90% of a contract’s current cash value, we will treat it as a request to surrender the contract for its cash value. In addition, we have the right to pay the cash value and terminate the contract if no contributions are made during the last three completed contract years, and the account value is less than $500, or if you make a withdrawal that would result in a cash value of less than $500. For the tax consequences of withdrawals, see “Tax information” later in this Prospectus.

When to expect payments

Generally, we will fulfill requests for payments out of the investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender or termination, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)	the NYSE is closed or restricts trading,

(2)	the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of an investment option’s assets is not reasonably practicable, or

(3)	the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.

Signature Guarantee

As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:

•	disbursements, including but not limited to partial withdrawals, surrenders, transfers and exchanges, over $250,000;

•	any disbursement requested within 30 days of an address change;

•

any disbursement when we do not have an originating or guaranteed signature on file or where we question a signature or perceive any inconsistency between the signature on file and the signature on the request; and

•	any other transaction we require.

We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at the number listed in this prospectus.

You can obtain a Medallion Signature Guarantee from more than 7,000 financial institutions that participate in a Medallion Signature Guarantee program. The best source of a Medallion Signature Guarantee is a bank, brokerage firm or credit union with which you do business. A notary public cannot provide a Medallion Signature Guarantee. Notarization will not substitute for a Medallion Signature Guarantee.

Your annuity payout options

The following description assumes annuitization of your entire contract. For partial annuitization, see “Partial annuitization” below.

Deferred annuity contracts such as Structured Capital Strategies® provide for conversion to payout status at or before the contract’s “maturity date.” This is called annuitization. When your contract is annuitized, your Structured Capital Strategies® contract and all its benefits will terminate and will be converted to a supplemental payout annuity contract (“payout option”) that provides for periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your Structured Capital Strategies® contract at the time of annuitization, the annuity payout option that you select, and the annuity purchase factor to which that value is applied, as described below. We have the right to require you to provide any information we deem necessary to provide an annuity payout option. If an annuity payout is later found to be based on incorrect information, it will be adjusted on the basis of the correct information.

Your Structured Capital Strategies® contract guarantees that upon annuitization, your account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. We reserve the right, with advance notice to you, to

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change your annuity purchase factor any time after your fifth contract date anniversary and at not less than five year intervals after the first change. Any change to the annuity purchase factor will only apply to contributions made after the date of the change. (Please see your contract and SAI for more information). In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We may offer other payout options not outlined here. Your financial professional can provide details.

Annuitization terminates the Return of Premium Death Benefit including if your contract reaches the maturity date. See “Annuity maturity date” later in this section.

Structured Capital Strategies® currently offers you several choices of annuity payout options.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own and the annuitant’s age at contract issue. We reserve the right to add, remove or change these annuity payout options at any time.

Annuity payout options

Fixed annuity payout options	• Life annuity • Life annuity with period certain • Life annuity with refund certain

•

Life annuity:  An annuity that guarantees payments for the rest of the annuitant’s life. Payments end with the last monthly payment before the annuitant’s death. Because there is no continuation of benefits following the annuitant’s death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

•

Life annuity with period certain:  An annuity that guarantees payments for the rest of the annuitant’s life. If the annuitant dies before the end of a selected period of time (“period certain”), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant’s life expectancy or the joint life expectancy of the annuitant and the joint annuitant. A life annuity with period certain is the form of annuity under the contracts that you will receive if you do not elect a different payout option. In this case the period certain will be based on the annuitant’s age and will not exceed 10 years or the annuitant’s life expectancy.

•

Life annuity with refund certain:  An annuity that guarantees payments for the rest of the annuitant’s life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant’s life and, after the annuitant’s death, payments continue to the survivor.

With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

The amount applied to purchase an annuity payout option

The amount applied to purchase an annuity payout option varies depending on the payout option that you choose and the timing of your purchase as it relates to any withdrawal charges that apply under your contract.

There is no withdrawal charge imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain. If we are offering non-life contingent forms of annuities, the withdrawal charge will be imposed. If applicable, a pro rata portion of the Return of Premium Death Benefit charge is applied when calculating the Segment Interim Value of any Segments.

Partial annuitization.  Partial annuitization of nonqualified deferred annuity contracts is permitted under certain circumstances. You may choose from the life-contingent annuity payout options described here. We no longer offer a period certain option for partial annuitization. We require you to elect partial annuitization on the form we specify. For purposes of this contract we will effect any partial annuitization as a withdrawal applied to a payout annuity. See “How withdrawals are taken from your account value” earlier in this section and also the discussion of “Partial annuitization” in “Tax information” for more information.

Selecting an annuity payout option

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a maximum period certain of 10 years. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments are to begin, but generally it may not be earlier than thirteen months from the Structured Capital Strategies® contract date. You can change the date your annuity payments are to begin any time. The date may not be later than your contract’s maturity date. Your contract’s maturity date is the date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is generally the contract date anniversary that follows the annuitant’s 98th birthday.

We will send you a notice with your contract statement one year prior to your maturity date. Once you have selected an annuity payout option and payments have begun, no change can be made. If you do not respond to the notice within 30 days following your maturity date, your contract will be annuitized automatically.

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We currently offer different payment frequencies on certain annuity payout options. In general, the total annual payout will be lower for more frequent payouts (such as monthly) because of the increased administrative expenses associated with more frequent payouts. Also, in general, the longer the period over which we expect to make payments, the lower will be your payment each year.

The amount of the annuity payments will depend on:

(1)	the amount applied to purchase the annuity;

(2)	the type of annuity chosen;

(3)	in the case of a life annuity, the annuitant’s age (or the annuitant’s and joint annuitant’s ages); and

(4)	in certain instances, the sex of the annuitant(s).

The amount applied to provide the annuity payments will be (1) the account value for any life annuity form, or (2) the cash value for any annuity certain (an annuity form that does not guarantee payments for a person’s lifetime) except that if the period certain is more than five years, the amount applied will be no less than 95% of the account value.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

Please see Appendix II later in this Prospectus for state variations.

Annuity maturity date

Your contract has a maturity date. The maturity date is based on the age of the original annuitant at contract issue and cannot be changed other than in conformance with applicable law, even if you name a new annuitant. The maturity date is generally the contract date anniversary that follows the annuitant’s 98th birthday (or older joint annuitant’s, if your contract has joint annuitants). The maturity date may not be less than thirteen months from your contract date, unless otherwise stated in your contract. We will send a notice with the contract statement one year prior to the maturity date. The notice will include the date of maturity, describe the available annuity payout options, state the availability of a lump sum payment option, and identify the default payout option if you do not provide an election by the time of your contract maturity date. The default payout option is a life annuity with a maximum period certain of 10 years.

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7. Charges and expenses

Charges that the Company deducts

We deduct the following charges each day from the net assets of each variable investment option (including the Segment Type Holding Account and dollar cap averaging account). These charges are reflected in the unit values of each variable investment option:

•	a variable investment option fee; and

•	a Return of Premium Death Benefit charge (if applicable).

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

•	at the time you make certain withdrawals or surrender your contract, or your contract is terminated — a withdrawal charge.

•	at the time annuity payments are to begin — charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

•	at the time you request a transfer in excess of 12 transfers in a contract year — a transfer charge (currently, there is no transfer charge).

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See “Group or sponsored arrangements” below.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

Charges under the contracts

Variable Investment Option fee

We deduct a daily charge from the net assets in each variable investment option (including the Segment Type Holding Account and dollar cap averaging account) to compensate us for administrative expenses, sales expenses and certain expense risks we assume under the contracts. The daily charge shown as an annual rate of the net assets in each variable investment option is 1.15%.

The expense risk we assume is the risk that our expenses in providing the benefits and administering the contracts will be greater than we expect. To the extent that the expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts. This charge also compensates us for administrative expenses and a portion of our sales expenses, under the contract.

On a non-guaranteed basis, we may waive this fee under certain conditions. If the return on the EQ/Money Market variable investment option on any day is positive, but lower than the amount of this fee, then we will waive the difference between the two, so that you do not receive a negative return. If the return on the EQ/Money Market variable investment option on any day is negative, we will waive this fee entirely for that day, although your account value would be reduced by the negative performance of the EQ/Money Market variable investment option itself. We reserve the right to change or cancel this provision at any time.

This fee does not apply to amounts held in a Segment.

Transfer charge

Currently, we do not charge for transfers among variable investment options under the contract. However, we reserve the right to charge for any transfers among variable investment options in excess of 12 per contract year. We will provide you with advance notice if we decide to assess the transfer charge, which will never exceed $35 per transfer. The transfer charge is designed to compensate the company with respect to adminstering the transaction. The charge is also designed to deter disruptive transfer activity. The transfer charge (if applicable), will be assessed at the time that the transfer is processed. Each time you request a transfer from one variable investment option to another, we will assess the transfer charge (if applicable). Separate requests submitted on the same day will each be treated as a separate transfer. Any transfer charge will be deducted from the variable investment options from which the transfer is made. We will not count transfers from Segment Type Holding Accounts into Segments on a Segment Start Date, or the allocation of Segment Maturity Value on a Segment Maturity Date in calculating the number of transfers subject to this charge. We will also not charge for transfers made in connection with our Dollar Cap Averaging Program.

Return of Premium Death Benefit charge

If you elect the Return of Premium Death Benefit, we deduct:

•

A daily charge from the net assets in each variable investment option (including each Segment Type Holding Account and the dollar cap averaging account). The charge is equal to an annual rate of 0.20% of the net assets in each investment option. We add the Return of Premium Death Benefit charge to the variable investment option fee and deduct the combined amount on a daily basis from the net assets in each variable investment option. On a non-guaranteed basis, we may waive this fee under certain conditions. If the return on the EQ/Money Market variable investment option on any day is positive, but lower than the sum of the Return of

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Premium Death Benefit charge and the variable investment option fee, then we will waive the difference between the return on the EQ/Money Market variable investment option and the sum of the variable investment option fee and the Return of Premium Death Benefit charge, so that you do not receive a negative return. If the return on the EQ/Money Market variable investment option on any day is negative, we will waive the sum of the Return of Premium Death Benefit charge and the variable investment option fee entirely for that day, although your account value would be reduced by the negative performance of the EQ/Money Market variable investment option itself. We reserve the right to change or cancel this provision at any time.

and

•

A charge from each Segment as part of the Segment Rate of Return. The charge is equal to an annual rate of 0.20% of the Segment Investment in each Segment for the Segment Duration and is deducted when calculating the Segment Rate of Return on the Segment Maturity Date. A pro rata portion of this charge is deducted as part of the Segment Interim Value calculation if a partial withdrawal is taken from a Segment on a date other than the Segment Maturity Date or if the contract is surrendered, annuitized or a death benefit paid on a date other than the Segment Maturity Date. The Segment Investment is also reduced if a portion of the Return of Premium Death Benefit charge is deducted as part of the Segment Interim Value calculation.

The Return of Premium Death Benefit charge is designed to compensate us for providing the Return of Premium Death Benefit amount.

Special services charges

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

Wire transfer charge.  We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

Express mail charge.  We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

Duplicate contract charge.  We charge $35 for providing a copy of your contract. The charge for this service can be paid (i) using a credit card acceptable to us, (ii) by sending a check to our processing office, or (iii) by any other means we make available to you.

Check preparation charge.  The standard form of payment for all withdrawals is direct deposit. If direct deposit instructions are not provided, payment will be made by check. Currently, we do not charge for check preparation, however, we reserve the right to impose a charge, which would be deducted from the amount you request following imposition of such a charge. We reserve the right to charge a maximum of $85.

Charge for third-party transfer or exchange.  Currently, we are waiving the $65 charge for each third-party transfer or exchange; this waiver may be discontinued at any time, with or without notice. Absent this waiver, we deduct a charge from the amount you request for direct rollovers or direct transfers of amounts from your contract to a third party, such as in the case of a trustee-to-trustee transfer for an IRA contract, or if you request that your contract be exchanged for a contract issued by another insurance company. We reserve the right to increase this charge to a maximum of $125.

Withdrawal charge

A withdrawal charge may apply in three circumstances: (1) you make one or more withdrawals during a contract year; (2) you surrender your contract to receive its cash value; or (3) we terminate your contract. The amount of the charge will depend on whether the 10% free withdrawal amount applies, and the availability of one or more exceptions.

The withdrawal charge equals a percentage of the contributions withdrawn. The percentage that applies depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

Contract year
	1	2	3	4	5	6	7+

Percentage of contribution	6%	6%	5%	5%	4%	3%	0%

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as “contract year 1.” Amounts withdrawn that are not subject to the withdrawal charge are not considered withdrawals of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under most NQ contracts as withdrawn first. See “Tax information” later in this Prospectus.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage.

We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options (excluding the Segment Type Holding Accounts and dollar cap averaging account). If those amounts are insufficient, we will deduct all or a portion of the required amounts pro rata from the Segment Type Holding Accounts. If the amounts in the Segment Type Holding Accounts are still insufficient, we will deduct all or a portion of the required amounts from the

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dollar cap averaging account. If the amount in the dollar cap averaging account is still insufficient, we deduct all or a portion of the required amounts from the Segments on a pro rata basis. If you specify that your withdrawal be taken from specific investment options, the amount of the withdrawal charge will first be taken from the investment options you specify. If there is insufficient value in those options to pay the withdrawal charge after your withdrawal is deducted, then the remainder of the withdrawal charge is deducted as described above.

Withdrawals from a Segment or a Segment Type Holding Account are subject to the same withdrawal charge calculations as a withdrawal from any other investment option. Any withdrawal from a Segment will reduce the Segment Interim Value. A withdrawal from a Segment Type Holding Account reduces the amount that will be transferred to a Segment. For more information, see “Structured Investment Option” in “Contract features and benefits,” earlier in this Prospectus.

The withdrawal charge does not apply in the circumstances described below.

10% free withdrawal amount.  Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the beginning of the contract year. In the first contract year amounts received within 90 days of the contract date are included for purposes of calculating the free withdrawal amount. When a contract is surrendered in certain states, the free withdrawal amount is not taken into account when calculating the amount of the withdrawal.

Assume you made an initial contribution of $100,000 to a 6-year Segment and a subsequent contribution of $40,000 in contract year 2 to another 6-year Segment. At the beginning of the seventh contract year, if your account value is $200,000, your withdrawal charge free amount is $120,000 ($20,000 from the 10% free withdrawal amount plus $100,000 from contributions which are no longer subject to withdrawal charges). If you withdraw the entire Segment Maturity Value of the first Segment when it matures (assume $150,000), you would pay a withdrawal charge of $900 on the $30,000 of contributions deemed to be withdrawn from the contract (3% of ($150,000 - $20,000 - $100,000)). As this example shows, for purposes of calculating withdrawal charges, all contributions (both initial and subsequent) are deemed withdrawn before any earnings, even earnings from Segments where the associated contributions are no longer subject to withdrawal charges.

Death.  The withdrawal charge does not apply if the owner dies and a death benefit is payable to the beneficiary.

Disability, terminal illness, or confinement to nursing home.   The withdrawal charge also does not apply if:

(i)	An owner (or older joint owner, if applicable) has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or
(ii)	We receive proof satisfactory to us (including certification by a licensed physician) that an owner’s (or older joint owner’s, if applicable) life expectancy is six months or less; or

(iii)

An owner (or older joint owner, if applicable) has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

—	its main function is to provide skilled, intermediate, or custodial nursing care;

—	it provides continuous room and board to three or more persons;

—	it is supervised by a registered nurse or licensed practical nurse;

—	it keeps daily medical records of each patient;

—	it controls and records all medications dispensed; and

—	its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions described in (i), (ii) or (iii) above existed at the time a contribution was remitted or if the condition began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

Charges for state premium and other applicable taxes

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity pay out option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

Adjustments with respect to early withdrawals from Segments

We calculate the Segment Interim Value when a withdrawal is taken, whether a partial withdrawal or a full contract surrender, from a Segment prior to the Segment Maturity Date. The Segment Interim Value is calculated based on a formula that provides a treatment for an early distribution that is designed to be consistent with how distributions at the end of a Segment are treated. For more information on the calculation of the Segment Interim Value, please see Appendix III.

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Charges that the Trust deducts

The Trust deducts charges for the following types of fees and expenses:

•	Management fees.

•	12b-1 fees.

•	Operating expenses, such as trustees’ fees, independent auditors’ fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.

•	Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of the Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. For more information about these charges, please refer to the prospectuses for the Trusts.

Group or sponsored arrangements

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the variable investment option fee, or change the minimum contribution requirements. We also may change the minimum death benefit or offer variable investment options that invest in shares of a Trust that are not subject to the 12b-1 fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales and administration generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974, or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

Other distribution arrangements

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it will be unfairly discriminatory.

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8. Payment of death benefit

Your beneficiary and payment of benefit

You designate your beneficiary when you apply for your contract. You may change your beneficiary during your lifetime and while the contract is in force. The change will be effective on the date the written request for the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request. Any part of a death benefit for which there is no named or designated beneficiary living at your death will be payable in a single sum to your surviving spouse, if any; if there is no surviving spouse, then to the surviving children in equal shares; if there are no surviving children, then to your estate. Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. In a QP contract, the beneficiary must be the plan trust. If the contract is owned by a qualified plan trust or other entity, the death benefit is payable to the entity owner. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor.

Subject to applicable laws and regulations, you may impose restrictions on the timing and manner of the payment of the death benefit to your beneficiary. For example, your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. However, you should be aware that (i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

Death benefit

The base death benefit is equal to the account value as of the date we receive satisfactory proof of the owner’s death, any required instructions for the method of payment, and all information and forms necessary to effect payment. If you elected the Return of Premium Death Benefit, you will receive the greater of the Return of Premium Death Benefit amount or the account value as of the date we receive satisfactory proof of the Reference Life’s death, any required instructions for the method of payment, and all information and forms necessary to effect payment.

Return of Premium Death Benefit

At issue, you may elect the optional Return of Premium Death Benefit for an additional charge. Once elected, the Return of Premium Death Benefit may not be voluntarily terminated.

The Return of Premium Death Benefit amount is equal to your initial contribution and any subsequent contributions to the contract less a deduction that reflects any withdrawals you make from the contract (including any withdrawal charges). The amount of this deduction is described under “How withdrawals affect your Return of Premium Death Benefit” later in this section. The amount of any withdrawal charge is described in “Charges and expenses — Withdrawal charge”. The death benefit payable if the Return of Premium Death Benefit is elected is the greater of the Return of Premium Death Benefit amount or the account value on the date we receive satisfactory proof of the Reference Life’s death, any required instructions for the method of payment, and all information and forms necessary to effect payment.

The Return of Premium Death Benefit is payable prior to annuitization upon the death of the Reference Life (or surviving Reference Life if there are joint Reference Lives). While the owner of the contract can be changed, the Reference Life cannot generally be changed. After the contract is issued the Reference Life (Lives) can only change as follows:

•	if you provide the required forms to remove an original joint owner due to divorce, we also remove that joint owner as a Reference Life; or

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if the sole beneficiary is the surviving spouse, is under age 76, and elects to continue the contract upon the death of the sole Reference Life who was also the sole owner, that surviving spouse will become the new Reference Life.

If the contract has a non-natural owner, changing the annuitant will be treated as the death of the owner (but not as the death of the Reference Life) and the Return of Premium Death Benefit will not be payable but federal income tax rules will generally require payment of amounts under the contract within five years of changing the annuitant.

The Return of Premium Death Benefit is not available for issue ages 76 and higher. If the contract has joint owners, they must be spouses to elect the Return of Premium Death Benefit and both be less than 76 years old at issue. The Return of Premium Death Benefit is not available if the contract has a non-natural owner and joint annuitants. No contributions are allowed after age 75 (or the first contract anniversary if later) if you elect the Return of Premium Death Benefit.

A pro rata portion of the Return of Premium Death Benefit charge is deducted when calculating the Segment Interim

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Value if you withdrawal amounts from Segments on any day other than the Segment Maturity Date or if the contract is surrendered, annuitized or a death benefit paid on a date other than the Segment Maturity Date. The Segment Investment is also reduced if a portion of the Return of Premium Death Benefit charge is deducted as part of the Segment Interim Value calculation.

How withdrawals affect your Return of Premium Death Benefit

Withdrawals through the date of death of the Reference Life (or surviving Reference Life if there are joint Reference Lives) reduce the Return of Premium Death Benefit amount on a pro rata basis by the same proportion that the account value is reduced on the date of the withdrawal. If you take a withdrawal from your contract, you will reduce the Return of Premium Death Benefit amount and the reduction may be greater than the amount withdrawn. For example, if your account value is $30,000 and you withdraw $12,000 (including any withdrawal charge and Return of Premium Death Benefit charge), you have withdrawn 40% of your account value. If your Return of Premium Death Benefit amount was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 * 40%) and your new Return of Premium Death Benefit amount after the withdrawal would be $24,000 ($40,000 – $16,000). Withdrawals after the date of death of the Reference Life (or surviving Reference Life if there are joint Reference Lives) reduce the Return of Premium Death Benefit by the dollar amount your account value is reduced.

A pro rata portion of the Return of Premium Death Benefit charge is deducted when calculating the Segment Interim Value if you withdrawal amounts from Segments on any day other than the Segment Maturity Date.

How divorce may affect your Return of Premium Death Benefit

If you and your spouse become divorced after you purchase a contract with the Return of Premium Death Benefit, we will not divide the Return of Premium Death Benefit as part of the divorce settlement or judgement. If you are the sole owner (and Reference Life) of a contract with the Return of Premium Death Benefit, we will not remove you as the Reference Life even if your ex-spouse becomes the sole owner of the contract as part of the divorce settlement or judgement. If you and your spouse are joint Reference Lives and you subsequently divorce, only upon submission of the necessary documentation to change the ownership of the contract to only one of the ex-spouses will we drop the other ex-spouse as a Reference Life. If the ownership is not changed before one of the ex-spouses dies, the Return of Premium Death Benefit will not be payable. As noted earlier, the charge for the Return of Premium Death Benefit does not end on the transfer of ownership.

As a result of the divorce, you may be required to withdraw amounts from the contract to be paid to your ex-spouse. Any such withdrawal will reduce the Return of Premium Death Benefit amount pro rata (and therefore possibly by more than the amount withdrawn), and a withdrawal charge and Return of Premium Death Benefit charge may also apply.

Effect of the owner’s death

The Return of Premium Death Benefit was not elected. In general, if the owner dies while the contract is in force, but before annuitization the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. If the contract is owned by a non-natural person, the death of the primary annuitant triggers rules regarding the death of an owner.

Once we have received notice of the owner’s death, we will not make any transfers from Segment Type Holding Accounts to Segments. Amounts in the Segment Type Holding Accounts will be defaulted into the EQ/Money Market variable investment option. When Segments mature, the Segment Maturity Value will be transferred to the EQ/Money Market variable investment option.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option (“BCO”). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the “Spousal continuation” feature, or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under “Non-spousal joint owner contract continuation.” If you are the sole owner and your spouse is the sole primary beneficiary, your surviving spouse can continue the contract as a successor owner, under “Spousal continuation” or under our Beneficiary continuation option, as discussed below.

If the surviving joint owner is not the surviving spouse, or, for single owner contracts, if the beneficiary is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner’s death (the “5-year rule”). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not to exceed his/her life expectancy) if payments commence within one year of the owner’s death. Any such election must be made in accordance with our rules at the time of death.

The Return of Premium Death Benefit was elected. In general, if the owner, who is also the sole Reference Life, dies while the contract is in force but before annuitization, the contract terminates and the death benefit is paid. If the contract is jointly owned at issue and the Reference Lives are spouses when the first Reference Life dies, the Return of Premium Death Benefit is payable upon the death of the surviving Reference Life. If the contract is owned by a non-natural person, the annuitant will be the Reference Life and the death of the annuitant triggers the same rules that apply to the death of an owner.

If the original owner is changed to a new owner, and the new owner (who is not the Reference Life) dies before the

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Reference Life (or surviving Reference Life, if applicable), the Return of Premium Death Benefit is not payable and the post-death distribution rules discussed above apply. See “The Return of Premium Death Benefit was not elected” above. Likewise, if a joint owner is added to the contract and that new joint owner (who is not the Reference Life) dies before the Reference Life, the Return of Premium Death Benefit is not payable and the post-death distribution rules apply.

Once we have notice of the Reference Life’s death (or surviving Reference Life’s death, if applicable), we will not make any transfers from Segment Type Holding Accounts to Segments. Amounts in the Segment Type Holding Accounts will be defaulted into the EQ/Money Market variable investment option. When Segments mature, the Segment Maturity Value will be transferred to the EQ/Money Market variable investment option.

There are certain circumstances, however, in which the contract can be continued by a successor owner or under the Beneficiary continuation option (“BCO”). If you are the sole Reference Life and your spouse is the sole primary beneficiary, your surviving spouse may be able to continue the contract as a successor owner, under “Spousal continuation” if your surviving spouse is not yet 76 years old. If your eligible surviving spouse continues the contract and the Return of Premium Death Benefit amount is greater than the account value, the difference will be added to the EQ/Money Market variable investment option unless your surviving spouse provides different allocation instructions.

If the beneficiary is not the surviving spouse, Spousal continuation is not available, but other post-death payout options under the BCO may be available.

Non-spousal joint owner contract continuation

Upon the death of either owner, the surviving joint owner becomes the sole owner.

Any amount payable under the contract must be fully paid to the surviving joint owner within five years, unless one of the exceptions described here applies. The surviving owner may instead elect to take an installment payout or an annuity payout option we may offer at the time under the contract, provided payments begin within one year of the deceased owner’s death. If an annuity or installment payout is elected, the contract terminates and a supplemental contract is issued.

If the older owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) take an installment payout or an annuity payout option we may offer at the time under the contract within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option discussed below. If the contract continues, withdrawal charges will no longer apply if you did not elect the Return of Premium Death Benefit, and no additional contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) take an installment payout or annuity within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option discussed below. If the contract continues, withdrawal charges will continue to apply and no additional contributions will be permitted. If you did not elect the Return of Premium Death Benefit, the account value death benefit becomes payable to the beneficiary if the older owner dies within five years after the death of the younger owner.

Spousal continuation

Return of Premium Death Benefit was not elected. If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your younger spouse, or if the contract owner is a non-natural person and you and your younger spouse are joint annuitants, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse’s death to continue the contract under Spousal continuation. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

Upon your death, the younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a single owner contract) may elect to receive the death benefit, continue the contract under our Beneficiary continuation option (as discussed below in this section) or continue the contract, as follows:

•	In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made.

•	If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

Where a NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant’s death the annuitant’s spouse is the sole beneficiary of the Living Trust, the Trust, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant’s death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

•	If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant. If the deceased spouse was a joint annuitant, the contract will become a single annuitant contract.

•	The withdrawal charge schedule remains in effect.

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The transfer restrictions on amounts in Segments prior to election of Spousal continuation remain in place. Any amounts in Segments may not be transferred out of the Segments until their Segment Maturity Dates. The Segment Maturity Value may be reinvested in other investment options. However, if the beneficiary chooses the “5-year rule” they are not permitted to transfer any account value to any Segment but instead can only transfer account value to a variable investment option.

If you divorce, Spousal continuation does not apply.

Return of Premium Death Benefit was elected. If you are the original contract owner (and Reference Life) and your spouse is the sole primary beneficiary, your spouse may elect to continue the contract, including the Return of Premium Death Benefit, as successor owner (and the new Reference Life) upon your death under certain conditions. The Return of Premium Death Benefit charge will continue to apply. Spousal beneficiaries (who were not also a Reference Life) must be 75 or younger as of the date of the deceased spouse’s death to continue the contract under Spousal continuation. If you jointly own the contract with your spouse and you are joint Reference Lives, the contract continues with your spouse as the surviving Reference Life. The determination of spousal status is made under applicable state law. However, in the event of a conflict between federal and state law, we follow federal rules.

If you divorce, Spousal continuation does not apply.

Beneficiary continuation option

This feature permits a designated individual, on the contract owner’s death, to maintain a contract with the deceased contract owner’s name on it and receive distributions under the contract, instead of receiving the amount payable under the contract in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Depending on the beneficiary, this option may be restricted or may no longer be available for deaths after December 31, 2019, due to legislation enacted at the end of 2019. Please speak with your financial professional or see Appendix II later in this Prospectus for further information.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Depending on the beneficiary, this option may be restricted or may no longer be available for deaths after December 31, 2019, due to legislation enacted at the end of 2019. Please speak with your financial professional for further information.

The following describes the “Beneficiary continuation option for traditional IRA and Roth IRA contracts only” as in effect prior to legislation enacted at the end of 2019. Legislation enacted at the end of 2019 has changed key aspects of post-death distributions from tax qualified and tax favored contracts such as IRAs. After regulatory guidance is issued on this legislation, we anticipate making changes beginning in 2020 to our contracts to reflect these legislative changes. We may be required in certain cases to pay benefits faster under existing contracts.

Beneficiary continuation option for traditional IRA and Roth IRA contracts only.  The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

After legislation enacted at the end of 2019, for deaths after December 31, 2019, only specified individuals who are “eligible designated beneficiaries” or “EDBs” may stretch post-death payments over the beneficiary’s life expectancy. See “required minimum distributions after your death” later in this prospectus under “Tax Information.” Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the IRA or plan within 10 years of the applicable death. Trusts for individuals which would be considered as “see-through” trusts under the rules prior to January 1, 2020 presumably no longer qualify to elect the beneficiary continuation option, except under narrowly defined circumstances. If the beneficiary chooses this option, they are not permitted to transfer any account value to a 6-year Segment but instead can only transfer account value to a Step Up Segment or a variable investment option, unless they are at least 91 years old and younger than 97 years old and the next Segment Start Date is more than one year from the end of the calendar year which contains the fifth anniversary of your death, in which case the 1-year Standard Segments would also be available.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

•	The contract continues with your name on it for the benefit of your beneficiary.

•	The beneficiary replaces the deceased owner as annuitant.

•	This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

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If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the beneficiary’s own life expectancy, if payments over life expectancy are chosen.

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Transfer restrictions on amounts in Segments prior to election of the beneficiary continuation option remain in place. Any amounts in Segments may not be transferred out of the Segments until their Segment Maturity Dates. The Segment Maturity Value may be reinvested in certain investment options.

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A beneficiary who chooses to receive annual payments over his life expectancy should consult his tax adviser about selecting Segments that provide sufficient liquidity to satisfy the payout requirements under this option.

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•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the variable investment options but no additional contributions will be permitted.

•	The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

•	Any partial withdrawal must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

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Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. Even in the case of IRA owners who died before December 31, 2019, if the beneficiary dies January 1, 2020 or later, legislation enacted at the end of 2019 imposes a 10-year limit on the distribution of the remaining interest. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

Beneficiary continuation option for NQ contracts only.  This feature may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, “beneficiary” refers to the successor owner or the surviving joint owner who elects this feature. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary’s life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as “scheduled payments.” The beneficiary may choose the “5-year rule” instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death. If the beneficiary chooses this option, they are not permitted to transfer any account value to a 6-year Segment but instead can only transfer account value to a Step Up Segment or a variable investment option, unless they are at least 91 years old and younger than 97 years old and the next Segment Start Date is more than one year from the end of the calendar year which contains the fifth anniversary of your death, in which case the 1-year Standard Segments would also be available.

Under the beneficiary continuation option for NQ contracts:

•	This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

•	The beneficiary automatically replaces the existing annuitant.

•	The contract continues with your name on it for the benefit of your beneficiary.

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If there is more than one beneficiary, each beneficiary’s share will be separately accounted for. It will be distributed over the respective beneficiary’s own life expectancy, if scheduled payments are chosen.

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Transfer restrictions on amounts in Segments prior to the election of the beneficiary continuation option remain in place. Any amounts in Segments may not be transferred out of the Segments until their Segment Maturity Dates. The Segment Maturity Value may be reinvested in certain investment options.

•	The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

•	The beneficiary may make transfers among the variable investment options but no additional contributions will be permitted.

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If the beneficiary chooses the “5-year rule,” withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary may also take withdrawals, in addition to scheduled payments, at any time.

•	Any partial withdrawals must be at least $300.

•	Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary’s death.

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Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If the amount payable under the contract is a death benefit:

•	No withdrawal charges will apply to withdrawals of the death benefit by the beneficiary.

If the amount payable under the contract is the cash value:

•	The contract’s withdrawal charge schedule will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract’s free withdrawal

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amount will continue to apply to withdrawals but does not apply to surrenders.

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We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the “Withdrawal charges” in “Charges and expenses” earlier in this Prospectus.

A beneficiary should speak to his or her tax professional about which continuation option is appropriate for him or her. Factors to consider include, but are not limited to, the beneficiary’s age, need for immediate income and a desire to continue the contract.

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9. Tax information

Overview

In this part of the Prospectus, we discuss the current federal income tax rules that generally apply to Structured Capital Strategies® contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA Roth IRA or QP, and the characteristics of the owner. Therefore, we discuss the tax aspects of each type of contract separately.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and IRS interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. We also do not discuss the Employee Retirement Income Security Act of 1974 (ERISA). Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

CARES Act

Congress enacted the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) on March 27, 2020, with certain provisions immediately effective or retroactively effective to January 1, 2020. If you own a tax-qualified contract or intend to purchase a tax-qualified contract, you should consult with your tax adviser regarding how the CARES Act impacts your unique situation. The CARES Act suspends required minimum distributions during the 2020 calendar year for many tax-qualified and tax-favored plans and contracts (such as defined contribution plans, 403(b) plans, government sponsored employer 457(b) plans, and IRAs). Please read all disclosure in this Prospectus accordingly. The CARES Act permits penalty-free withdrawals during 2020 from such plans and contracts by individuals affected by coronavirus or the economic aftermath. Coronavirus-related distributions from all such plans and contracts would be limited to an aggregate of $100,000 for any individual. The individual would be able to repay the amount of the distribution to the plan or contract within a 3-year period. The CARES Act also increases availability of specified qualified plan loans and flexibility of repayment. Please consult your tax adviser about your individual circumstances.

Buying a contract to fund a retirement arrangement

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements (“IRAs”): an individual retirement annuity contract such as the ones offered in this Prospectus, or an individual retirement custodial or trusteed account. Annuity contracts can also be purchased in connection with retirement plans qualified under Section 401(a) of the Code. How these arrangements work, including special rules applicable to each, are noted in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a tax-qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity’s features and benefits compared with the features and benefits of other permissible funding vehicles and the relative costs of annuities and other such arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options you elect.

Transfers among investment options

If permitted under the terms of the contract, you can make transfers among investment options inside the contract without triggering taxable income.

Taxation of nonqualified annuities

Contributions

You may not deduct the amount of your contributions to a nonqualified annuity contract.

Contract earnings

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

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if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under securities laws);

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•	if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

•	if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

•

if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a typical grantor trust.

Federal tax law requires that all nonqualified deferred annuity contracts that the Company and its affiliates issue to you during the same calendar year be linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

Annuity payments

The following applies to an annuitization of the entire contract. In certain cases, the contract can be partially annuitized. See “Partial annuitization” below.

Annuitization under a Structured Capital Strategies® contract occurs when your entire interest under the contract is or has been applied to one or more payout options intended to amortize amounts over your life or over a period certain generally limited by the period of your life expectancy. (We do not currently offer a period certain option without life contingencies.) Annuity payouts can also be determined on a joint life basis. After annuitization, no further contributions to the contract may be made, the annuity payout amount must be paid at least annually, and annuity payments cannot be stopped except by death or surrender (if permitted under the terms of the contract).

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments. If you have a loss on a variable annuity payout in a taxable year, you may be able to adjust the tax-free amount in subsequent years.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

Your rights to apply amounts under this Structured Capital Strategies® contract to an annuity payout option are described elsewhere in this Prospectus. If you hold your contract to the maximum maturity age under the contract we require that a choice be made between taking a lump sum settlement of any remaining account value or applying any such account value to an annuity payout option we may offer at the time under the contract. If no affirmative choice is made, we will apply any remaining account value or interest in the contract to the default option under the contract at such age. While there is no specific federal tax guidance as to whether or when an annuity contract is required to mature, or as to the form of the payments to be made upon maturity, we believe that this Structured Capital Strategies® contract constitutes an annuity contract under current federal tax rules.

Partial annuitization

The consequences described above for annuitization of the entire contract apply to the portion of the contract which is partially annuitized. A nonqualified deferred annuity contract is treated as being partially annuitized if a portion of the contract is applied to an annuity payout option on a life-contingent basis or for a period certain of at least 10 years. In order to get annuity payment tax treatment for the portion of the contract applied to the annuity payout, payments must be made at least annually in substantially equal amounts, the payments must be designed to amortize the amount applied over life or the period certain, and the payments cannot be stopped, except by death or surrender (if permitted under the terms of the contract). The investment in the contract is split between the partially annuitized portion and the deferred amount remaining based on the relative values of the amount applied to the annuity payout and the deferred amount remaining at the time of the partial annuitization. Also, the partial annuitization has its own annuity starting date. We do not currently offer a period certain option without life contingencies.

Withdrawals made before annuity payments begin

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a reduction of your investment in the contract and is not taxable.

Collateral assignments are taxable to the extent of any earnings in the contract at the time any portion of the contract’s value is assigned as collateral. Therefore, if you assign your contract as collateral for a loan with a third party after the contract is issued, you may have taxable income even though you receive no payments under the contract. The Company will report any income attributable to a collateral assignment on Form 1099-R. Also, if the Company makes payments or distributions to the assignee pursuant to directions under the collateral assignment agreement, any gains in such payments may be taxable to you and reportable on Form 1099-R even though you do not receive them.

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1035 Exchanges

You may purchase a nonqualified deferred annuity through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

•

the contract that is the source of the funds you are using to purchase the nonqualified deferred annuity contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

•

the owner and the annuitant are the same under the source contract and the contract issued in exchange. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a “qualified long-term care contract” meeting all specified requirements under the Code or an annuity contract with a “qualified long-term care contract” feature (sometimes referred to as a “combination annuity” contract).

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the contract issued in exchange.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a “qualified long-term care contract” or “combination annuity” in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

If you are purchasing your contract through a Section 1035 exchange, you should be aware that the Company cannot guarantee that the exchange from the source contract to the contract you are applying for will be treated as a Section 1035 exchange; the insurance company issuing the source contract controls the tax information reporting of the transaction as a Section 1035 exchange. Because information reports are not provided and filed until the calendar year after the exchange transaction, the insurance company issuing the source contract shows its agreement that the transaction is a 1035 exchange by providing to us the cost basis of the exchanged source contract when it transfers the money to us on your behalf.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

Section 1035 exchanges are generally not available after the death of the owner. The destination contract must meet specific post-death payout requirements to prevent avoidance of the death of owner rules. See “Payment of death benefit”.

Surrenders

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

Death benefit payments made to a beneficiary after your death

For the rules applicable to death benefits, see “Payment of death benefit” earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Under the Beneficiary continuation option, the tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

Early distribution penalty tax

If you take distributions before you are age 59 1/2, a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions made:

•	on or after your death; or

•	because you are disabled (special federal income tax definition); or

•

in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and to document eligibility for the exception to the IRS.

Additional Tax on Net Investment Income

Taxpayers who have modified adjusted gross income (“MAGI”) over a specified amount and who also have specified net investment income in any year may have to pay an additional surtax of 3.8%. (This tax has been informally referred to as the “Net Investment Income Tax” or “NIIT”). For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.

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Investor Control Issues

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account No. 49. If you were treated as the owner, you would be taxed on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account No. 49. Recently, the IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

Also we do not believe that these rules apply to the assets of Separate Account No. 68, because contract owners have no interest in the performance of those assets.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account No. 49, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account No 49.

Individual retirement arrangements (“IRAs”)

General

“IRA” stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

•	traditional IRAs, typically funded on a pre-tax basis; and

•	Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA’s benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publications 590-A (“Contributions to Individual Retirement Arrangements (IRAs)”) and 590-B (“Distributions from Individual Retirement Arrangements (IRAs)”). These publications are usually updated annually, and can be obtained by contacting the IRS or from the IRS website (www.irs.gov).

The Company designs its IRA contracts to qualify as “individual retirement annuities” under Section 408(b) of the Internal Revenue Code. We offer the Structured Capital Strategies® contract in both traditional IRA and Roth IRA versions.

This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contracts. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We describe the amount and types of charges that may apply to your contributions under “Charges and expenses” earlier in this Prospectus. We describe the method of calculating payments under “Accessing your money” earlier in this Prospectus. We do not guarantee or project growth in variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

We have not applied for opinion letters approving the respective forms of the traditional IRA and Roth IRA contracts for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment.

Your right to cancel within a certain number of days

You can cancel either version of the Structured Capital Strategies® IRA contract (traditional IRA or Roth IRA) by following the directions under “Your right to cancel within a certain number of days” in “Contract features and benefits” earlier in this Prospectus. If you cancel a traditional IRA, or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

Traditional individual retirement annuities (“traditional IRAs”)

Contributions to traditional IRAs.  Individuals may make three different types of contributions to purchase a traditional IRA or as subsequent contributions to an existing IRA:

•	“regular” contributions out of earned income or compensation; or

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•	tax-free “rollover” contributions; or

•	direct custodian-to-custodian transfers from other traditional IRAs (“direct transfers”).

When you make a contribution to your IRA, we require you to tell us whether it is a regular contribution, rollover contribution, or direct transfer contribution, and to supply supporting documentation in some cases.

Because the minimum initial contribution the Company requires to purchase this contract is larger than the maximum regular contribution you can make to an IRA for a taxable year, this contract must be purchased through a rollover or direct transfer contribution.

Regular contributions to traditional IRAs

Limits on contributions.  The “maximum regular contribution amount” for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $6,000 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2020, after adjustment for cost-of-living changes. When your earnings are below $6,000, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA.

If you are at least age 50 at any time during the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make additional “catch up contributions” of up to $1,000 to your traditional IRA.

Special rules for spouses.  If you are married and file a joint federal income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation, or compensation under $6,000, married individuals filing jointly can contribute up to $12,000 per year to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $6,000 can be contributed annually to either spouse’s traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. Catch-up contributions may be made as described above for spouses who are at least age 50 at any time during the taxable year for which the contribution is being made.

Deductibility of contributions.  The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored-tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

The federal tax rules governing contributions to IRAs made from current compensation are complex and are subject to numerous technical requirements and limitations which vary based on an individual’s personal situation (including his/her spouse). IRS Publication 590-A, (“Contributions to Individual Retirement Arrangements (IRAs)”) which is updated annually and is available at www.irs.gov, contains pertinent explanations of the rules applicable to the current year. The amount of permissible contributions to IRAs, the amount of IRA contributions which may be deductible, and the individual’s income limits for determining contributions and deductions all may be adjusted annually for cost of living.

Nondeductible regular contributions.  If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse’s traditional IRA) may not, however, exceed the maximum $5,000 per person limit for the applicable taxable year ($6,000 for 2020 after adjustment). The dollar limit is $1,000 higher for people eligible to make age 50+ “catch-up” contributions ($7,000 for 2020). You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See “Withdrawals, payments and transfers of funds out of traditional IRAs” below.

If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

When you can make regular contributions.  If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a tax year. Make sure you designate the year for which you are making the contribution.

Rollover and direct transfer contributions to traditional IRAs

Rollover contributions may be made to a traditional IRA from these “eligible retirement plans”:

•	qualified plans;

•	governmental employer 457(b) plans;

•	403(b) plans; and

•	other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after lifetime required minimum distributions must start must be net of

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your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

Rollovers from “eligible retirement plans” other than traditional IRAs

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant.

There are two ways to do rollovers:

•	Do it yourself:

You receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

•	Direct rollover:

You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a qualified plan, 403(b) plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

•	“required minimum distributions” after age 72 (or age 70 1/2 if applicable) or retirement from service with the employer; or

•	substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

•	substantially equal periodic payments made for a specified period of 10 years or more; or

•	hardship withdrawals; or

•	corrective distributions that fit specified technical tax rules; or

•	loans that are treated as distributions; or

•	certain death benefit payments to a beneficiary who is not your surviving spouse; or

•	qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

Under legislation enacted at the end of 2019, distributions from an eligible retirement plan made in connection with the birth or adoption of a child as specified in the Code can be made free of income tax withholding and penalty-free. Repayments of these distributions to an eligible retirement plan are treated as deemed rollover contributions. IRS guidance will be required to implement this provision.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan, such as a traditional IRA, and subsequently take a premature distribution.

Rollovers from an eligible retirement plan to a traditional IRA are not subject to the “one-per-year limit” noted later in this section.

Rollovers of after-tax contributions from eligible retirement plans other than traditional IRAs

Any non-Roth after-tax contributions you have made to a qualified plan or 403(b) plan (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See “Taxation of payments” later in this Prospectus under “Withdrawals, payments and transfers of funds out of traditional IRAs.” After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457(b) plan.

Rollovers from traditional IRAs to traditional IRAs

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. We call this the “one-per-year limit.” It is the IRA owner’s responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

Spousal rollovers and divorce-related direct transfers

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, the deceased spouse’s traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Excess contributions to traditional IRAs

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. Examples of excess contributions are regular contributions of more than the maximum regular contribution amount for the applicable taxable year, and a rollover contribution which is not eligible to be rolled over, for example to the extent an amount distributed is a lifetime required minimum distribution after age 72 (or after

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age 70 1/2, if applicable). You can avoid or limit the excise tax by withdrawing an excess contribution. See IRS Publications 590-A and 590-B for further details.

Recharacterizations

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having “recharacterized” your contribution.

Withdrawals, payments and transfers of funds out of traditional IRAs

No federal income tax law restrictions on withdrawals.  You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

Taxation of payments.  Amounts distributed from traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

We report all payments from traditional IRA contracts on IRS Form 1099-R. You are responsible for reporting these amounts correctly on your individual income tax return and keeping supporting records. Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income.

If you have ever made nondeductible (after-tax) IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax-free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

•	the amount received is a withdrawal of certain excess contributions, as described in IRS Publications 590-A and 590-B; or

•

the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See “Rollovers from eligible retirement plans other than traditional IRAs” under “Rollover and direct transfer contributions to traditional IRAs” earlier in this section for more information.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a 403(b) plan or a governmental employer 457 plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, 403(b) plan or governmental employer 457 plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a “conduit IRA” before being rolled back into a qualified plan. See your tax adviser.

IRA distributions directly transferred to charity.  Specified distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70 1/2 or older. We no longer permit you to direct the Company to make a distribution directly to a charitable organization you request, in accordance with an interpretation of recent non-tax regulatory changes.

Required minimum distributions

Legislation enacted at the end of 2019 which is generally effective January 1, 2020 significantly amends the required minimum distribution rules. Because these rules are statutory and regulatory, in many cases IRS guidance will be required to implement these changes.

Background on Regulations — Required Minimum Distributions

Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, various guaranteed benefits. This could increase the amount required to be distributed from the contracts if you take annual withdrawals instead of annuitizing. Currently we believe that these provisions would not apply to Structured Capital Strategies® contracts because of the type of benefits provided under the contracts. However, if you take annual withdrawals instead of annuitizing, please consult your tax adviser concerning applicability of these complex rules to your situation.

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Lifetime required minimum distributions — When you have to take the first lifetime required minimum distribution.  When you have to start lifetime required minimum distributions from your traditional IRAs depends on your birthdate. Under legislation enacted at the end of 2019, lifetime required minimum distributions from your traditional IRAs must start for the year in which you attain age 72 (if you were born July 1, 1949 or later). For individuals born June 30, 1949 or earlier, lifetime required minimum distributions from your traditional IRAs must start for the year in which you attain age 70 1/2. That is, individuals who had already attained age 70 1/2 by December 31, 2019 had no change from prior law in the start or continuation of their lifetime required minimum distributions.

The first required minimum distribution is for the calendar year in which you turn age 72 (or age 70 1/2 if applicable). You have the choice to take this first required minimum distribution during the calendar year you actually reach age 72 (or age 70 1/2 if applicable), or to delay taking it until the first three-month period in the next calendar year (January 1 – April 1). Distributions must start no later than your “Required Beginning Date,” which is April 1st of the calendar year after the calendar year in which you turn age 72 (or age 70 1/2 if applicable). If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year — the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

How you can calculate required minimum distributions.  There are two approaches to taking required minimum distributions — “account-based” or “annuity-based.”

Account-based method.  If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

If you choose an account-based method, the RMD amount for your Structured Capital Strategies® traditional IRA contract is calculated with respect to your entire interest in the contract, including your allocations to one or more variable investment options and one or more of the Segments in the Structured Investment Option.

Annuity-based method.  If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

Do you have to pick the same method to calculate your required minimum distributions for all of your traditional IRAs and other retirement plans?  No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan, and an account-based annual withdrawal from another IRA.

Will we pay you the annual amount every year from your traditional IRA based on the method you choose?  We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our “automatic required minimum distribution (RMD) service.” Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, if you are taking account-based withdrawals from all of your traditional IRAs, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

If you are at an age where you are required to take lifetime required minimum distributions from traditional IRAs you should consider the effect of allocations to the Structured Investment Option under a Structured Capital Strategies® traditional IRA contract. You should consider whether you have a sufficient amount allocated to the Variable Investment Options under this contract and/or sufficient liquidity under other traditional IRAs that you maintain in order to satisfy your RMD for this contract without affecting amounts allocated to the Structured Investment Option under this contract.

Particularly if you hold any portion of your Structured Capital Strategies® IRA account value in Segments, you should make sure to have money invested in the variable investment options and/or other traditional IRAs in order to have enough liquidity in the contract or elsewhere to satisfy your RMD withdrawals without dipping into a Segment.

What if you take more than you need to for any year?  The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply

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required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

What if you take less than you need to for any year?  Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

What are the required minimum distribution payments after you die?  These vary, depending on the status of your beneficiary (individual or entity) and when you die. Legislation enacted at the end of 2019 significantly amends the post-death required minimum distribution rules for distributions made beginning January 1, 2020, and in some cases may affect payouts for pre-December 31, 2019 deaths. IRS guidance will be needed to implement these changes.

Individual beneficiary.  Unless the individual beneficiary has a special status as an “eligible designated beneficiary” or “EDB” described below, distributions of the remaining amount in the defined contribution plan or IRA contract following your death must be distributed within 10 years. IRS guidance will be needed regarding the mechanics of implementation of this “10-year” rule.

Individual beneficiary who has “eligible designated beneficiary” or “EDB” status.  An individual beneficiary who is an “eligible designated beneficiary” or “EDB” is able to take annual post-death required minimum distribution payments over the life of the EDB or over a period not extending beyond the life expectancy of the EDB, as long as the distributions start no later than one year after your death (to be prescribed in Treasury Regulations).

The following individuals are EDBs:

•	your surviving spouse (see spousal beneficiary, below);

•	your minor children (only while they are minors);

•	a disabled individual (Code definition applies);

•	a chronically ill individual (Code definition applies); and

•	any individual who is not more than 10 years younger than you.

In certain cases, a trust for a disabled individual or a chronically ill individual may be treated as an individual and not an entity beneficiary. When minor children reach the age of majority, they stop EDB status and the remainder of the portion of their interest not yet distributed must be distributed within 10 years. IRS guidance will be needed to implement the mechanics of this EDB status shift provision. It appears to discourage life contingent annuity payouts to minor children.

Spousal beneficiary.  If your death beneficiary is your surviving spouse, your spouse has a number of choices. As noted above, post-death distributions may be made over your spouse’s life or period of life expectancy. Your spouse may delay starting payments over his/her life or life expectancy period until the year in which you would have attained age 72. In some circumstances, for traditional IRA contracts only, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 72, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

Non-individual beneficiary.  Pre-January 1, 2020 rules continue to apply. If you die before your Required Beginning Date for lifetime required minimum distributions, and your death beneficiary is a non-individual such as your estate, the “5-year rule” applies. Under this rule, the entire interest must be distributed by the end of the calendar year which contains the fifth anniversary of the owner’s death. No distribution is required for a year before that fifth year. Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die after your Required Beginning Date for lifetime required minimum distributions, and your death beneficiary is a non-individual such as your estate, the rules permit the beneficiary to calculate the post-death required minimum distribution amounts based on the owner’s life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

Please note that under the legislation enacted in 2019, for owner or participant deaths on or after January 1, 2020, it appears that trusts which would have qualified under pre-January 2020 rules as “see-through trusts” will now be treated as entity beneficiaries.

Additional Changes to post-death distributions after the 2019 legislation. The legislation enacted at the end of 2019 applies to deaths after December 31, 2019, so that the post-death required minimum distribution rules in effect before January 1, 2020 continue to apply initially. As long as payments start no later than December 31 following the calendar year of the owner’s or participant’s death, individuals who are non-spouse beneficiaries may continue to stretch post-death payments over their life. It is also permissible to stretch post-death payments over a period not longer than their life expectancy based on IRS tables as of the calendar year after the owner’s or participant’s death on a term certain method. In certain cases a “see-through” trust which is the death beneficiary will be treated as an individual for measuring the distribution period.

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However, the legislation enacted at the end of 2019 views the death of the original individual beneficiary as an event that triggers the “10-year” distribution period. Prior to 2019, for example, if an individual beneficiary who had a 20-year life expectancy period in the year after the owner’s or participant’s death died in the 7th year of post-death payments, the beneficiary named by the original beneficiary could continue the payments over the remaining 13 years of the original beneficiary’s life expectancy period. Even if the owner or participant in this example died before December 31, 2019, the legislation caps the length of any post-death payment period after the death of the original beneficiary at 10 years. As noted above, a rule similar to this applies when an EDB dies, or a minor child reaches the age of majority-the remaining interest must be distributed within 10 years. IRS guidance will be needed to implement the mechanics of these beneficiary status shift provisions.

Spousal continuation

If the contract is continued under Spousal continuation, the required minimum distribution rules are applied as if your surviving spouse is the contract owner.

Payments to a beneficiary after your death

IRA death benefits are taxed the same as IRA distributions.

Borrowing and loans are prohibited transactions

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59 1/2 before the first day of that tax year.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59 1/2. Some of the available exceptions to the pre-age 59 1/2 penalty tax include distributions:

•	made on or after your death; or

•	made because you are disabled (special federal income tax definition); or

•	used to pay for certain extraordinary medical expenses (special federal income tax definition); or

•	used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

•	used to pay certain first-time home buyer expenses (special federal income tax definition — there is a $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

•	used to pay certain higher education expenses (special federal income tax definition); or
•	under legislation enacted at the end of 2019, distributions made in connection with the birth or adoption of a child as specified in the Code; or

•

in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.

Please note that it is your responsibility to claim the penalty exception on your own income tax return and document eligibility for the exception to the IRS.

Roth individual retirement annuities (“Roth IRAs”)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under “traditional IRAs.”

The Structured Capital Strategies® Roth IRA contracts are designed to qualify as Roth individual retirement annuities under Sections 408A(b) and 408(b) of the Internal Revenue Code.

Contributions to Roth IRAs

Individuals may make four different types of contributions to a Roth IRA:

•	regular after-tax contributions out of earnings; or

•	taxable rollover contributions from traditional IRAs or other eligible retirement plans (“conversion” rollover contributions); or

•	tax-free rollover contributions from other Roth individual retirement arrangements (or designated Roth accounts under defined contribution plans); or

•	tax-free direct custodian-to-custodian transfers from other Roth IRAs (“direct transfers”).

If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

Because the minimum initial contribution the Company requires to purchase this contract is larger than the maximum regular contribution you can make to an IRA for a taxable year, this contract must be purchased through a rollover or direct transfer contribution.

Regular contributions to Roth IRAs

Limits on regular contributions.  The “maximum regular contribution amount” for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $6,000 is the maximum amount that you may contribute to all IRAs (traditional IRAs and Roth IRAs) for 2020, after adjustment for cost-of-living changes. This limit does not apply to rollover contributions or

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direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. When your earnings are below $6,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion above under “Special rules for spouses” earlier in this section under traditional IRAs.

If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, you may be eligible to make additional catch-up contributions of up to $1,000.

The amount of permissible contributions to Roth IRAs for any year depends on the individual’s income limits and marital status. For example, if you are married and filing separately for any year your ability to make regular Roth IRA contributions is greatly limited. The amount of permissible contributions and income limits may be adjusted annually for cost of living. Please consult IRS Publication 590-A, (“Contributions to Individual Retirement Arrangements (IRAs)”) for the rules applicable to the current year.

When you can make contributions.  Same as traditional IRAs.

Deductibility of contributions.  Roth IRA contributions are not tax deductible.

Rollover and direct transfer contributions to Roth IRAs

What is the difference between rollover and direct transfer transactions?  The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over, or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee, or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only make rollovers between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

•	another Roth IRA;

•	a traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover (“conversion rollover”);

•	a “designated Roth contribution account” under a 401(k) plan, 403(b) plan or governmental employer Section 457(b) plan (direct or 60-day); or
•	from non-Roth accounts under another eligible retirement plan as described below under “Conversion rollover contributions to Roth IRAs.”

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. We call this the “one-per-year limit.” It is the Roth IRA owner’s responsibility to determine if this rule is met. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Conversion rollover contributions to Roth IRAs

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Amounts can also be rolled over from non-Roth accounts under another eligible retirement plan, including a Code Section 401(a) qualified plan, a 403(b) plan, and a governmental employer Section 457(b) plan.

Unlike a rollover from a traditional IRA to another traditional IRA, a conversion rollover transaction from a traditional IRA or other eligible retirement plan to a Roth IRA is not tax-free. Instead, the distribution from the traditional IRA or other eligible retirement plan is generally fully taxable. If you are converting all or part of a traditional IRA, and you have ever made nondeductible regular contributions to any traditional IRA — whether or not it is the traditional IRA you are converting — a pro rata portion of the distribution is tax-free. Even if you are under age 59 1/2, the early distribution penalty tax does not apply to conversion rollover contributions to a Roth IRA.

Conversion rollover contributions to Roth IRAs are not subject to the “one-per-year limit” noted earlier in this section.

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA or other eligible retirement plan are subject to the lifetime annual required minimum distribution rules.

The IRS and Treasury have issued Proposed and Temporary Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require

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an individual’s gross income on the conversion of a traditional IRA to a Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount of income reported in certain circumstances.

Recharacterizations

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

How to recharacterize.  To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization, and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

Conversion rollover contributions to Roth IRAs cannot be recharacterized.

To recharacterize a contribution you must use our forms.

Withdrawals, payments and transfers of funds out of Roth IRAs

No federal income tax law restrictions on withdrawals.  You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

Distributions from Roth IRAs

Distributions include withdrawals from your contract, surrender and termination of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation.

You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

•	rollovers from a Roth IRA to another Roth IRA;

•	direct transfers from a Roth IRA to another Roth IRA;

•	qualified distributions from a Roth IRA; and

•	return of excess contributions or amounts recharacterized to a traditional IRA.

Qualified distributions from Roth IRAs.  Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

•	you are age 59 1/2 or older; or

•	you die; or

•	you become disabled (special federal income tax definition); or

•

your distribution is a “qualified first-time homebuyer distribution” (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

Nonqualified distributions from Roth IRAs.  Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)	Regular contributions.

(2)	Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

(a)	Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

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(b)	Nontaxable portion.

(3)	Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amounts distributed, distributions and contributions are aggregated or grouped and added together as follows:

(1)	All distributions made during the year from all Roth IRAs you maintain — within any custodian or issuer — are added together.

(2)

All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3)	All conversion contributions made during the year are added together.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

Required minimum distributions

Lifetime minimum distribution requirements do not apply.

Required minimum distributions at death

Same as traditional IRA under “What are the required minimum distribution payments after you die?”.

Payments to a beneficiary after your death

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

Borrowing and loans are prohibited transactions

Same as traditional IRA.

Excess contributions

Generally the same as traditional IRA.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over.

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

Early distribution penalty tax

Same as traditional IRA.

Tax withholding and information reporting

Status for income tax purposes; FATCA.  In order for us to comply with income tax withholding and information reporting rules which may apply to annuity contracts and tax-qualified or tax-favored plan participation, we request documentation of “status” for tax purposes. “Status” for tax purposes generally means whether a person is a “U S. person” or a foreign person with respect to the United States; whether a person is an individual or an entity, and if an entity, the type of entity. Status for tax purposes is best documented on the appropriate IRS Form or substitute certification form (IRS Form W-9 for a U.S. person or the appropriate type of IRS Form W-8 for a foreign person). If we do not have appropriate certification or documentation of a person’s status for tax purposes on file, it could affect the rate at which we are required to withhold income tax, and penalties could apply. Information reporting rules could apply not only to specified transactions, but also to contract ownership. For example, under the Foreign Account Tax Compliance Act (“FATCA”), which applies to certain U.S.-source payments, and similar or related withholding and information reporting rules, we may be required to report contract values and other information for certain contractholders. For this reason we and our affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions, including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

Tax Withholding.  We must withhold federal income tax from distributions from annuity contracts and specified tax-favored savings or retirement plans or arrangements. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

•	we might have to withhold and/or report on amounts we pay under a free look or cancellation.

•	we are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in

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your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable.

Special withholding rules apply to United States citizens residing outside of the United States, foreign recipients, and certain U. S. entity recipients which are treated as foreign because they fail to document their U.S. status before payment is made. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to United States persons living abroad and non-United States persons (including U.S. entities treated as foreign) prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. In some states, the income tax withholding is completely independent of federal income tax withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

Federal income tax withholding on periodic annuity payments

Federal tax rules require payers to withhold differently on “periodic” and “nonperiodic” payments. Payers are to withhold from periodic annuity payments as if the payments were wages. For a periodic annuity payment, for example, the annuity contract owner’s withholding depends on what the owner specifies on a Form W-4P. If the owner fails to provide a correct Taxpayer Identification Number, withholding at the highest rate applies.

A contract owner’s withholding election remains effective unless and until the owner revokes it. The contract owner may revoke or change a withholding election at any time.

Federal income tax withholding on non-periodic annuity payments (withdrawals)

Non-periodic distributions include partial withdrawals, total surrenders and death benefits. Payers generally withhold federal income tax at a flat 10% rate from (i) the taxable amount in the case of nonqualified contracts, and (ii) the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

Impact of taxes to the Company

The contracts provide that we may charge Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

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10. More information

About Separate Account No. 49

Each variable investment option is a subaccount of Separate Account No. 49. We established Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account No. 49 that represent our investments in Separate Account No. 49 or that represent fees and charges under the contracts that we have earned. Also, we may, at our sole discretion, invest Separate Account No. 49 assets in any investment permitted by applicable law. The results of Separate Account No. 49’s operations are accounted for without regard to the Company’s other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 49. However, the obligations themselves are obligations of the Company.

Separate Account No. 49 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a “unit investment trust.” The SEC, however, does not manage or supervise the Company or Separate Account No. 49. Although Separate Account No. 49 is registered, the SEC does not monitor the activity of Separate Account No. 49 on a daily basis. The Company is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within Separate Account No. 49 invests in shares issued by the corresponding Portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1)	to add variable investment options to, or to remove variable investment options from, Separate Account No. 49, or to add other separate accounts;

(2)	to combine any two or more variable investment options;

(3)	to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)	to operate Separate Account No. 49 or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account No. 49 or a variable investment option directly);

(5)	to deregister Separate Account No. 49 under the Investment Company Act of 1940;

(6)	to restrict or eliminate any voting rights as to Separate Account No. 49;

(7)	to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies;

(8)	to limit or terminate contributions or transfers into any variable investment option; and

(9)	to limit the number of variable investment options you may select.

If the exercise of these rights results in a material change in the underlying investment of Separate Account No. 49, you will be notified of such exercise, as required by law.

About Separate Account No. 68

We hold assets in a “non-unitized” separate account we have established under the New York Insurance Law to support our obligations under the Structured Investment Option. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We are obligated to pay all money we owe under the contract. If the obligation exceeds the assets of Separate Account No. 68, funds will be transferred to Separate Account No. 68 from the general account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the Structured Investment Option, regardless of whether assets supporting the Structured Investment Option are held in a separate account or our general account. An owner should look to the financial strength of the Company for its claims-paying ability. For more information, see “About the general account” below.

Our current plans are to invest separate account assets in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities, and government and agency issues. We may also invest in interest rate swaps. Although the above generally describes our plans for investing the assets supporting our obligations under the Structured Investment Option, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws.

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About the Trust

The Trust is registered under the Investment Company Act of 1940. It is classified as an “open-end management investment company,” more commonly called a mutual fund. The Trust issues different shares relating to each of its portfolios.

The Trust does not impose sales charges or “loads” for buying and selling its shares. All dividends and other distributions on the Trust’s shares are reinvested in full. The Board of Trustees of the Trust serves for the benefit of the Trust’s shareholders. The Board of Trustees may take many actions regarding the Portfolios (for example, the Board of Trustees can establish additional Portfolios or eliminate existing Portfolios; change Portfolio investment objectives; and change Portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Trust, and other information about the Portfolios, including portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for the Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

About the general account

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract’s account value or the Structured Investment Option with which the contract was issued. The Company is solely responsible to the contract owner for the contract’s account value and the Structured Investment Option. The general obligations and the Structured Investment Option under the contract are supported by the Company’s general account and are subject to the Company’s claims paying ability. An owner should look to the financial strength of the Company for its claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer’s general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company’s financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests in the Structured Investment Option under the contracts in the general account are issued by the Company and are registered under the Securities Act of 1933. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a “covered security” under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

About other methods of payment

Wire transmittals and electronic transactions

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under “How you can make your contributions” under “Contract features and benefits” earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt Form. We may also require additional information. Until we receive the Acknowledgement of Receipt Form, (i.e. withdrawals and surrenders) financial transactions will not be permitted unless you request them in writing, sign the request and have it signature guaranteed. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

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After your contract has been issued, subsequent contributions may be transmitted by wire.

Dates and prices at which contract events occur

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

Business Day

Our “business day” is generally any day the NYSE is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). If the SEC determines the existence of emergency conditions on any day, and consequently, the NYSE does not open, then that day is not a business day. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

•	If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

—	on a non-business day;

—	after 4:00 p.m. Eastern Time on a business day; or

—	after an early close of regular trading on the NYSE on a business day.

•

If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

•	When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.

•

If we have entered into an agreement with your broker-dealer for automated processing of contributions and/or transfers upon receipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and/or transfer and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent contributions and/or transfers, or both, and may be commenced or terminated at any time without prior notice. If required by law, the “closing time” for such orders will be earlier than 4:00 p.m., Eastern Time.

Contributions, transfers, withdrawals and surrenders

•	Contributions allocated to the variable investment options (including the Segment Type Holding Accounts and dollar cap averaging account) are invested at the unit value next determined after the receipt of the contribution.

•

Transfers to or from the variable investment options (including the Segment Type Holding Accounts and dollar cap averaging account) will be made at the unit value next determined after the receipt of the transfer request.

•

Requests for withdrawals or surrenders from the variable investment options (including the Segment Type Holding Accounts and dollar cap averaging account) will be made at the unit value next determined on the business day that we receive the information that we require.

About your voting rights

As the owner of shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:

•	the election of trustees;

•	the formal approval of independent auditors selected for each Trust; or

•	any other matters described in the Prospectus for the Trust or requiring a shareholders’ vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The Trust sells its shares to the Company’s separate accounts in connection with the Company’s variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with the Company. EQ Advisors Trust also sells its shares to the trustee of a qualified plan for the Company. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of the Trust intend to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board’s response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

Separate Account No. 49 voting rights

If actions relating to Separate Account No. 49 require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal

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to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

Changes in applicable law

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

Statutory compliance

We have the right to change your contract without the consent of any other person in order to comply with any laws and regulations that apply, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by an authorized officer of the Company. We will provide notice of any contract change.

The benefits under your contract will not be less than the minimum benefits required by any state law that applies.

About legal proceedings

The Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner’s interest in Separate Account No. 49, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account No. 49, our ability to meet our obligations under the contracts, or the distribution of the contracts.

Financial statements

The financial statements of Separate Account No. 49, as well as the consolidated financial statements of the Company, are in the SAI. The SAI is part of the registration statement filed on Form N-4. The financial statements of the Company have relevance to the contracts only to the extent that they bear upon the ability of the Company to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

Transfers of ownership, collateral assignments, loans, and borrowing

You can transfer ownership of an NQ contract at any time before annuity payments begin, subject to our acceptance. We will continue to treat you as the owner until we receive written notification of any change at our processing office. In some cases, an assignment or change of ownership may have adverse tax consequences. See “Tax information” earlier in this Prospectus.

We may refuse to process a change of ownership of an NQ contract without appropriate documentation of status on IRS Form W-9 (or, if IRS Form W-9 cannot be provided because the entity is not a U.S. entity, on the appropriate type of Form W-8).

Following a change of ownership, the existing beneficiary designations will remain in effect until the new owner provides new designations.

You cannot assign or transfer ownership of a traditional IRA or Roth IRA contract except by surrender to us. This rule also generally applies to QP contracts.

In certain circumstances, you may collaterally assign all or a portion of the value of your NQ contract as collateral or security for a loan with a third party lender. The terms of the assignment are subject to our approval. Loans are also not available under your contract. For limited transfers of ownership after the owner’s death see “Beneficiary continuation option” in “Payment of death benefit” earlier in this Prospectus. You may direct the transfer of the values under your traditional IRA or Roth IRA contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge if one applies.

About Custodial IRAs

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, the Company will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. The Company will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. The Company will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. The Company may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.

Distribution of the contracts

The contracts are distributed by both Equitable Advisors and Equitable Distributors. The Distributors serve as principal underwriters of Separate Account No. 49. The offering of the contracts is intended to be continuous.

Equitable Advisors is an affiliate of the Company, and Equitable Distributors is an indirect wholly owned subsidiary of the Company. The Distributors are under the common control of

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Equitable Holdings, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Both broker-dealers also act as distributors for other life and annuity products we issue.

The contracts are sold by financial professionals of Equitable Advisors and its affiliates. The contracts may also be sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with Equitable Distributors (“Selling broker-dealers”).

The Company pays compensation to both Distributors based on contracts sold. The Company may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although the Company takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. The Company, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see “Fee table” and “Charges and expenses” earlier in this Prospectus.

Equitable Advisors Compensation.  The Company pays compensation to Equitable Advisors based on contributions made on the contracts sold through Equitable Advisors (“contribution-based compensation”). The contribution-based compensation will generally not exceed 8.5% of total contributions. Equitable Advisors, in turn, may pay a portion of the contribution-based compensation received from the Company to the Equitable Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.0% of the account value of the contract sold (“asset-based compensation”). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could, over time, exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by Equitable Advisors varies among financial professionals and among Selling broker-dealers. Equitable Advisors also pays a portion of the compensation it receives to its managerial personnel. Equitable Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. Equitable Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. Equitable Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both the Company’s contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not Equitable Advisors, determines the compensation paid to the Selling broker-dealer’s financial professional for the sale of the contract. Therefore, you should contract your financial professional for information about the compensation he or she receives and any related incentives, as described immediately below.

Equitable Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract.

Differential compensation.  In an effort to promote the sale of the Company’s products, Equitable Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of our contract than it pays for the sale of a contract or other financial product issued by a company other than us. Equitable Advisors may pay different compensation on the sale of the same product, based on such factors as distribution, group or sponsored arrangements, or based on older or newer versions, or series, of the same contract. Equitable Advisors also pay different levels of compensation based on different contract types. This practice is known as providing “differential compensation.” Differential compensation may involve other forms of compensation to Equitable Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve the Company’s contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of the Company’s contracts than products issued by other companies. Other forms of compensation provided to its financial professionals and/or managerial personnel include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as “overrides.” For tax reasons, Equitable Advisors financial professionals qualify for health and retirement benefits based solely on their sales of the Company’s contracts and products sponsored by affiliates.

The fact that Equitable Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend our contract over a contract or other financial product issued by a company not affiliated with the Company. However, under applicable rules of FINRA and other federal and

75

state regulatory authorities, Equitable Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you and, for certain accounts depending on applicable rules, that are in your best interest, based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of Equitable Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

Equitable Distributors Compensation.  The Company pays contribution-based and asset-based compensation (together “compensation”) to Equitable Distributors. Contribution-based compensation is paid based on the Company’s contracts sold through Equitable Distributors’ Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of Equitable Distributors’ Selling broker-dealers. Contribution-compensation will generally not exceed 7.0% of the total contributions made under the contracts. Equitable Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.0% of the account value of the contract sold. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which the Company pays to Equitable Distributors will be reduced by the same amount, and the Company will pay Equitable Distributors asset-based compensation on the contract equal to the asset-based compensation which Equitable Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by Equitable Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not Equitable Distributors, determines the compensation paid to the Selling broker-dealer’s financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

The Company also pays Equitable Distributors compensation to cover its operating expenses and marketing services under the terms of the Company’s distribution agreements with Equitable Distributors.

Additional payments by Equitable Distributors to Selling broker-dealers.  Equitable Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. Equitable Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company’s products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, Equitable Distributors increases the marketing allowance as certain sales thresholds are met. Equitable Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of the Company’s products, Equitable Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as “compensation enhancements”). Equitable Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain of our contracts exclusively.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company’s contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2019) received additional payments. These additional payments ranged from $962.81 to $6,177,733.18. The Company and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of the Company’s contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.

1st Global Capital Corporation

Allstate Financial Services, LLC

American Portfolios Financial Services

Ameriprise Financial Services

Avantax Investment Services, Inc.

BBVA Securities, Inc.

Cadaret, Grant & Co., Inc.

Cambridge Investment Research

Capital Investment Group

Centaurus Financial, Inc.

CETERA Financial Group

Citigroup Global Markets, Inc.

Citizens Investment Services

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Commonwealth Financial Network

Community America Financial Solution

CUNA Brokerage Services

CUSO Financial Services, L.P.

DPL Financial Partners

Equity Services, Inc.

Farmer’s Financial Solution

Galt Financial Group, Inc.

Geneos Wealth Management

Gradient Securities, LLC

H. Beck, Inc.

Independent Financial Group, LLC

Infinex Investments Inc.

Janney Montgomery Scott LLC

Kestra Investment Services, LLC

Key Investment Services LLC

Ladenburg Thalmann Advisor Network, LLC

Lincoln Financial Advisors Corp.

Lincoln Financial Securities Corp.

Lincoln Investment Planning

Lion Street Financial

LPL Financial Corporation

Lucia Securities, LLC

MML Investors Services, LLC

Morgan Stanley Smith Barney

Mutual of Omaha Investment Services, Inc.

Park Avenue Securities, LLC

PlanMember Securities Corp.

PNC Investments

Primerica Financial Services, Inc.

Prospera Financial Services

Pruco Securities, LLC

Raymond James

RBC Capital Markets Corporation

Robert W Baird & Company

Santander Securities Corporation

SIGMA Financial Corporation

Stifel, Nicolaus & Company, Inc.

The Advisor Group (AIG)

The Huntington Investment Company

The Leaders Group, Inc.

TransAmerica Financial Advisors

U.S. Bank Center

UBS Financial Services, Inc.

Valmark Securities, Inc.

Voya Financial Advisors, Inc.

Waddell & Reed, Inc.

Wells Fargo

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11. Incorporation of certain documents by reference

The Company’s Annual Report on Form 10-K for the period ended December 31, 2019 (the “Annual Report”) is considered to be part of this Prospectus because it is incorporated by reference.

The Company files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC’s public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC’s website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, the Company has filed with the SEC a registration statement relating to the Structured Investment Option (the “Registration Statement”). This Prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this Prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 (“Exchange Act”), will be considered to become part of this Prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to:

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, NY 10104

Attention: Corporate Secretary (telephone: (212) 554-1234)

You can access our website at www.equitable.com.

Independent Registered Public Accounting Firm

The consolidated financial statements and financial statement schedules of AXA Equitable Life Insurance Company incorporated in this Prospectus by reference to the Annual Report on Form 10-K for the year ended December 31, 2019 have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to the AXA Equitable Life Insurance Company as permitted by the applicable SEC independence rules, and as disclosed in the AXA Equitable Life Insurance Company’s Form 10-K. PricewaterhouseCoopers LLP’s address is 300 Madison Avenue, New York, NY 10017.

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Appendix I: Condensed financial information

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.15%.

Unit Values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.

	For the year ending December 31,
	2019	2018	2017
EQ/Balanced Strategy
Unit value	$11.36	$9.94	$10.49
Number of units outstanding (000’s)	155	19	38
EQ/Money Market
Unit value	$10.30	$10.26	$10.25
Number of units outstanding (000’s)	—	—	—

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.35%.

Unit Values and number of units outstanding at year end for each variable investment option, except for those options being offered for the first time after December 31, 2019.

	For the year ending December 31,
	2019	2018	2017
EQ/Balanced Strategy
Unit value	$11.32	$9.92	$10.14
Number of units outstanding (000’s)	20	—	—
EQ/Money Market
Unit value	$27.20	$27.16	$27.18
Number of units outstanding (000’s)	653	593	617

I-1

Appendix II: State contract availability and/or variations of certain features and benefits

The following information is a summary of the states where the Structured Capital Strategies® contract or certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract’s features and benefits as previously described in this Prospectus. Certain features and/or benefits may have been approved in your state after your contract was issued and cannot be added. Please contact your financial professional for more information about availability in your state.

States where certain Structured Capital Strategies® features and/or benefits are not available or vary:

State	Features and benefits	Availability or variation
Arizona	See “Your right to cancel within a certain number of days” in “Contract features and benefits”	If you reside in the state of Arizona and you purchased your contract as a replacement for a different variable annuity contract or you are age 65 or older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date you receive it and receive a refund of account value. This is also referred to as the “free look” period.
California	See “We require that the following types of communications be on specific forms we provide for that purpose” in “How to reach us”	You are not required to use our forms when making a transaction request. If a written request contains all the information required to process the request, we will honor it.

	See “Contract features and benefits” — “Your right to cancel within a certain number of days”	If you reside in California and you are age 60 or older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date that you receive it and receive a refund as described below.

If you allocate your entire initial contribution to the EQ/Money Market option, the amount of your refund will be equal to your contribution, unless you make a transfer, in which case the amount of your refund will be equal to your account value on the date we receive your request to cancel at our processing office. This amount could be less than your initial contribution. If you allocate any portion of your initial contribution to the variable investment options (other than the EQ/Money Market option), your refund will be equal to your account value on the date we receive your request to cancel at our processing office.

“Return of contribution” free look treatment available through certain selling broker-dealers

Certain selling broker-dealers offer an allocation method designed to preserve your right to a return of your contributions during the free look period. At the time of application, you will instruct your financial professional as to how your initial contribution and any subsequent contributions should be treated for the purpose of maintaining your free look right under the contract. Please consult your financial professional to learn more about the availability of “return of contribution” free look treatment.

State	Features and benefits	Availability or variation
California (continued)		If you choose “return of contribution” free look treatment of your contract, we will allocate your entire contribution and any subsequent contributions made during the 30 day period following the Contract Date, to the EQ/Money Market investment option. In the event you choose to exercise your free look right under the contract, you will receive a refund equal to your contributions.

If you choose the “return of contribution” free look treatment and your contract is still in effect on the 30th day (or next business day) following the Contract Date, we will automatically reallocate your account value to the investment options chosen on your application.

Any transfers made prior to the expiration of the 30 day free look will terminate your right to “return of contribution” treatment in the event you choose to exercise your free look right under the contract. Any transfer made prior to the 30th day following the Contract Date will cancel the automatic reallocation on the 30th day (or next business day) following the Contract Date described above. If you do not want the Company to perform this scheduled one-time reallocation, you must call one of our customer service representatives at 1 (877) 899-3743 before the 30th day following the Contract Date to cancel.

If you purchased your contract from a financial professional whose firm submits applications to the Company electronically, the Dollar Cap Averaging Program may not be available at the time your contract is issued. If this is the case and you wish to participate in the program after your contract has been issued, you must make your election on the applicable paper form and submit it to us separately. Depending on when we receive your form, you may miss the first available date on which your account value would otherwise be transferred to your designated Segment Type Holding Accounts.

	See “Dollar Cap Averaging Program” and “Your right to cancel within a certain number of days” in “Contract features and benefits”	If you elect to invest in the Dollar Cap Averaging Program, you will not be eligible for the “return of contribution” free look treatment. By electing the Dollar Cap Averaging Program, you would only be eligible to receive a return of account value if you free look your contract.

State	Features and benefits	Availability or variation
California (continued)	See “Charges and expenses” — “Disability, terminal illness, or confinement to a nursing home”	Items (i)-(iii) under this section are deleted in their entirety and replaced with:

(i) We receive proof satisfactory to us (including certification by a U.S. licensed physician) that the Owner has a chronic illness as defined pursuant to either (a) or (b) below;

(a)  unable to perform two activities of daily living (bathing, continence, dressing, eating, toileting and transferring), meaning the Owner needs human assistance, or needs continual substantial supervision; or

(b)  impairment of cognitive ability, meaning a deterioration or loss of intellectual capacity due to mental illness or disease, including Alzheimer’s disease or related illnesses, that requires continual supervision to protect oneself or others.

(ii) We receive proof satisfactory to us (including certification by a U.S. licensed physician) that the Owner’s life expectancy is twelve months or less.

(iii)  The Owner is receiving, as prescribed by a physician, registered nurse, or licensed social worker, home care or community-based services (including adult day care, personal care, homemaker services, hospice services or respite care) or, is confined in a skilled nursing facility, convalescent nursing home, or extended care facility, which shall not be defined more restrictively than as in the Medicare program, or is confined in a residential care facility or residential care facility for the elderly, as defined in the Health and Safety Code. Out-of-state providers of services shall be defined as comparable in licensure and staffing requirements to California providers.

	See “More information” — “Transfers of ownership, collateral assignments, loans, and borrowing”	You can transfer ownership of an NQ contract at any time before annuity payments begin. You may assign your contract, unless otherwise restricted for tax qualification purposes.
Connecticut	See “Charges for each additional transfer in excess of 12 transfers per contract year” in “Fee table” and “Transfer charge” in “Charges and expenses”	The charge for transfers does not apply.

	See “Special services charges” in “Fee table” and under “Charges and expenses”	The maximum charge for check preparation is $9 per occurrence.

The charge for third-party transfers or exchanges does not apply.

	See “Charges and expenses — Disability, terminal illness, or confinement to a nursing home”	Waiver (i) is not available.
Florida	See “How you can purchase and contribute to your contract” in “Contract features and benefits”	In the third paragraph of this section, item (i) now reads: “(i) contributions under a Structured Capital Strategies® contract would then total more than $1,500,000;” and item (ii) regarding the $2,500,000 limitation on contributions is deleted. The remainder of this section is unchanged.

State	Features and benefits	Availability or variation
Florida (continued)	See “Your right to cancel within a certain number of days” in “Contract features and benefits”	If you reside in the state of Florida, you may cancel your variable annuity contract and return it to us within 21 days from the date that you receive it. You will receive an unconditional refund equal to the greater of the cash surrender value provided in the annuity contract, plus any fees or charges deducted from the contributions or imposed under the contract, or a refund of all contributions paid.

	See “Selecting an annuity payout option” under “Your annuity payout options” in “Accessing your money”	The following sentence replaces the first sentence of the second paragraph in this section:

You can choose the date annuity payments are to begin, but it may not be earlier than twelve months from the contract date.

	See “Special service charges” under “Charges and expenses”	We will not impose a charge for third-party transfers or exchanges.

	See “Withdrawal charge” in “Charges and expenses”	If you are age 65 or older at the time your contract is issued, the applicable withdrawal charge will not exceed 10% of the amount withdrawn.
Hawaii	See “Your right to cancel within a certain number of days” in “Contract features and benefits”	If you live in Hawaii, you will receive a refund of your contributions.
Idaho	See “Your right to cancel within a certain number of days” under “Contract features and benefits”	If you reside in the state of Idaho, you may return your contract within 20 days from the date that you receive it and receive a refund of your initial contribution.
Illinois	See “Selecting an annuity payout option” under “Your annuity payout options” in “Accessing your money”	You can choose the date annuity payments are to begin, but it may not be earlier than twelve months from the contract date.
Maryland	Contract exchanges	Withdrawal charges will not apply if an eligible contract issued by us is exchanged for a Structured Capital Strategies® contract.
Massachusetts	See “Disability, terminal illness or confinement to nursing home” under “Withdrawal charge” in “Charges and expenses”	This section is deleted in its entirety.
New Hampshire	See “Disability, terminal illness, or confinement to a nursing home” under “Withdrawal charge” in “Charges and expenses”

Waiver (iii) regarding the definition of a nursing home is deleted, and replaced with the following:

You are confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care services, or qualified to receive approval of Medicare benefits, or (b) operated pursuant to law as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, U.S. Virgin Islands, or Guam) and meets all of the following:

• its main function is to provide skilled, intermediate, or custodial nursing care; • it provides continuous room and board;
• it is supervised by a registered nurse or licensed practical nurse;

• it keeps daily medical records of each patient; • it controls and records all medications dispenses; and • its primary service is other than to provide housing for residents.

State	Features and benefits	Availability or variation
New Jersey	See “Owner and annuitant requirements” in “Contract features and benefits”	Joint owners or joint annuitants are not required to be spouses.

	See “Withdrawals treated as surrenders” under “Accessing your money”	We will not terminate a contract if there have been no contributions made during the last three completed contract years and the account value is less than $500.
North Dakota	See “Your right to cancel within a certain number of days” in “Contract features and benefits”	To exercise your cancellation right, you must return the certificate directly to our processing office within 20 days after you receive it.
Pennsylvania	Contributions	Your contract refers to contributions as premiums.
	Terminal illness	Your contract refers to “terminal illness” as “6-month life expectancy”.

	Required disclosure for Pennsylvania customers	Any person who knowingly and with intent to defraud any insurance company or other person files an application for insurance or statement of claim containing any materially false information or conceals for the purpose of misleading, information concerning any fact material thereto commits a fraudulent insurance act, which is a crime and subjects such person to criminal and civil penalties.
Rhode Island	See “Your right to cancel within a certain number of days” under “Contract features and benefits”	If you reside in the state of Rhode Island, you may return your contract within 20 days from the date that you receive it and receive a refund of your initial contribution.
South Dakota	See “Your right to cancel within a certain number of days” under “Contract features and benefits”	If you reside in the state of South Dakota, you may return your contract within 30 days from the date that you receive it and receive a refund of your initial contribution.
Texas	See “How you can purchase and contribute to your contract” in “Contract features and benefits”

In the third paragraph of this section, item (i) now reads: “(i) contributions under a Structured Capital Strategies® contract would then total more than $1,500,000.” The $2,500,000 limitation on the sum of all contributions under all our annuity accumulation contracts with the same owner or annuitant does not apply.

	See “Your right to cancel within a certain number of days” under “Contract features and benefits”	If you reside in the state of Texas, you may return your contract within 20 days from the date that you receive it and receive a refund of your initial contribution.
See “Disability, terminal illness or confinement to nursing home” in “Charges and expenses”

There is no 12 month waiting period following a contribution for the Six Month Life Expectancy Waiver. The withdrawal charge can be waived even if the condition begins within 12 months of the remittance of the contribution.

The first sentence in Waiver (iii) regarding the definition of a nursing home is deleted and replaced with the following: You are confined to a nursing home as verified by a licensed physician.
Utah	See “Your right to cancel within a certain number of days” under “Contract features and benefits”	If you reside in the state of Utah, and you purchased your contract as a replacement, you may return your contract within 30 days from the date that you receive it.

	See “Transfers of ownership, collateral assignments, loans or borrowing” in “More information”	Unless restricted for tax purposes, your contract may be assigned.

State	Features and benefits	Availability or variation
Virginia	See “Charges and expenses” — Disability, terminal illness, or confinement to a nursing home”	The first sentence of the last paragraph of this section will now read as follows: We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions described in (i), (ii) or (iii) above existed at the time the contract was issued or if the condition began within 12 months of the contract issue date.
Washington	See “10% free withdrawal amount” under “Withdrawal charge” in “Charges and expenses”	The 10% free withdrawal amount applies to full surrenders.

	See “When to expect payments” in “Accessing your money”	For any payment upon surrender we defer more than 30 days, we will pay interest from the date we receive your surrender request to the date of payment.

	See “Disability, terminal illness, or confinement to nursing home” in “Charges and expenses”	The owner (or older joint owner, if applicable) has qualified to receive Social Security disability benefits as certified by the Social Security Administration or a statement from an independent U.S. licensed physician stating that the owner (or older joint owner, if applicable) meets the definition of total disability for at least 6 continuous months prior to the notice of claim. Such disability must be re-certified every 12 months.

Appendix III: Segment Interim Value

We calculate the Segment Interim Value for each Segment on each Segment Business Day that falls between the Segment Start Date and Segment Maturity Date. The calculation is a formula designed to measure the fair value of your Segment Investment on the particular interim date, and is based on the downside protection provided by the Segment Buffer, the limit on participation in investment gain provided by the Performance Cap Rate, and an adjustment for the effect of a withdrawal prior to the Segment Maturity Date. The formula we use, in part, derives the fair value of hypothetical investments in fixed instruments and derivatives. These values provide us with protection from the risk that we will have to pay out account value related to a Segment prior to the Segment Maturity Date. The hypothetical put option provides us with a market value of the potential loss at Segment maturity, and the hypothetical call options provide us with a market value of the potential gain at Segment maturity. This formula provides a treatment for an early distribution that is designed to be consistent with how distributions at the end of a Segment are treated. We are not required to hold such investments in relation to Segments and may or may not choose to do so. You are not affected by the performance of any of our investments (or lack thereof) relating to Segments. The formula also includes an adjustment relating to the Cap Calculation Factor. This is a positive adjustment of the percentage of the estimated expenses corresponding to the portion of the Segment Duration that has not elapsed. Appendix III sets forth the actual calculation formula, an overview of the purposes and impacts of the calculation, and detailed descriptions of the specific inputs into the calculation. You should note that even if a corresponding Index has experienced positive growth, the calculation of your Segment Interim Value may result in an amount lower than your Segment Investment. We have included examples of calculations of Segment Interim Values under various hypothetical situations at the end of this Appendix.

Calculation Formula

Your Segment Interim Value is equal to the lesser of (A) or (B).

(A)	equals the sum of the following three components:

(1)	Fair Value of hypothetical Fixed Instruments; plus

(2)	Fair Value of hypothetical Derivatives; plus

(3)	Cap Calculation Factor.

(B)	equals the Segment Investment (or the most recent Annual Lock Anniversary Starting Amount for an Annual Lock Segment) multiplied by (1 + the Performance Cap Rate limiting factor).

If you elect the optional Return of Premium Death Benefit, a pro rata portion of the Return of Premium Death Benefit charge is also deducted from the lesser of these two values.

Overview of the Purposes and Impacts of the Calculation

Fair Value of Hypothetical Fixed Instruments.  The Segment Interim Value formula includes an element designed to compensate us for the fact that when we have to pay out account value related to a Segment before the Segment Maturity Date, we forgo the opportunity to earn interest on the Segment Investment from the date of withdrawal or surrender until the Segment Maturity Date. We accomplish this estimate by calculating the present value of the Segment Investment using an investment rate widely used in financial markets.

Fair Value of Hypothetical Derivatives.  For Standard Segments we use hypothetical put and call options that are designated for each Segment to estimate the market value, at the time the Segment Interim Value is calculated, of the risk of loss and the possibility of gain at the end of the Segment. This calculation reflects the value of the downside protection that would be provided at maturity by the Segment Buffer as well as the upper limit that would be placed on gains at maturity due to the Performance Cap Rate. For Annual Lock Segments, we use a hypothetical derivatives contract where the final payout equals the compounded Annual Lock Yearly Rate of Return (i.e., the Index Performance Rate for each successive Annual Lock Period, subject to the Performance Cap Rate and Segment Buffer), to estimate the market value of the Segment at the time the Segment Interim Value is calculated. This hypothetical derivatives contract reflects the value of the downside protection that would be provided at each Annual Lock Anniversary by the Segment Buffer as well as the upper limit that would be placed on gains at each Annual Lock Anniversary due to the Performance Cap Rate. For Step Up Segments, we use a hypothetical put and binary call option to estimate the market value, at the time the Segment Interim Value is calculated, of the risk of loss and the possibility of gain at the end of the Segment. This calculation reflects the downside protection that would be provided at maturity by the Segment Buffer as well as the potential upside payout at maturity equal to the Performance Cap Rate. When valuing the hypothetical Derivatives as part of the Segment Interim Value calculation, we use inputs that are consistent with market prices

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that reflect the estimated cost of exiting the hypothetical Derivatives before Segment maturity. See the “Fair Value of Hypothetical Derivatives” in “Detailed Descriptions of Specific Inputs to the Calculation” below. Our fair market value methodology, including the market standard model we use to calculate the fair value of the hypothetical Derivatives for each particular Segment, may result in a fair value that is higher or lower than the fair value other methodologies and models would produce. Our fair value may also be higher or lower than the actual market price of the identical derivatives. As a result, the Segment Interim Value you receive may be higher or lower than what other methodologies and models would produce.

At the time the Segment Interim Value is determined, the Fair Value of Hypothetical Derivatives for Standard Segments is calculated using three different hypothetical options. These hypothetical options are designated for each Segment and are described in more detail later in this Appendix.

At-the-Money Standard Segment Call Option (strike price equals the index value at Segment inception).  For Standard Segments, the potential for gain is estimated using the value of this hypothetical option.

Out-of-the-Money Call Option (strike price equals the index increased by the Performance Cap Rate).  The potential for gain in excess of the Performance Cap Rate is estimated using the value of this hypothetical option.

•

For Standard Segments, the net amount of the At-the-Money Standard Segment Call Option less the value of the Out-of-the-Money Call Option is an estimate of the market value of the possibility of gain at the end of the Segment as limited by the Performance Cap Rate.

Out-of-the-Money Put Option (strike price equals the index decreased by the Segment Buffer).  The risk of loss is estimated using the value of this hypothetical option.

•

It is important to note that this put option value will almost always reduce the principal you receive, even where the Index is higher at the time of the withdrawal than at the time of the original investment. This is because the risk that the Index could have been lower at the end of a Segment is present to some extent whether or not the Index has increased at the earlier point in time that the Segment Interim Value is calculated.

At the time the Segment Interim Value is determined, the Fair Value of Hypothetical Derivatives for Step Up Segments is calculated using two different hypothetical options. These hypothetical options are designated for each Step Up Segment and are described in more detail later in this Appendix.

At-the-Money Binary Call Option (strike price equals the index value at Segment inception).  For Step Up Segments, the potential gain is estimated using the value of this hypothetical option.

Out-of-the-Money Put Option (strike price equals the index decreased by the Segment Buffer).  The risk of loss is estimated using the value of this hypothetical option.

•

It is important to note that this put option value will almost always reduce the principal you receive, even where the Index is higher at the time of the withdrawal than at the time of the original investment. This is because the risk that the Index could have been lower at the end of a Segment is present to some extent whether or not the Index has increased at the earlier point in time that the Segment Interim Value is calculated.

Cap Calculation Factor.  In setting the Performance Cap Rate, we take into account that we incur expenses in connection with a contract, including insurance and administrative expenses. The Segment Interim Value formula includes item (A)(3) above, the Cap Calculation Factor, which is designed to reflect the fact that we will not incur those expenses for the entire duration of the Segment if you withdraw your investment prior to the Segment Maturity Date. Therefore, the Cap Calculation Factor is always positive and declines during the course of the Segment.

Performance Cap Rate limiting factor.  The formula provides that the Segment Interim Value is never greater than (B) above, which is the portion of the Performance Cap Rate corresponding to the portion of the Segment Duration that has elapsed. This limitation is imposed to discourage owners from withdrawing from a Segment before the Segment Maturity Date where there may have been significant increases in the relevant Index early in the Segment Duration (or Annual Lock Period). Although the Performance Cap Rate limiting factor pro-rates the upside potential on amounts withdrawn early, there is no similar adjustment to pro-rate the downside protection. This means, if you surrender or cancel your contract, die or make a withdrawal from a Segment before the Segment Maturity Date, the Segment Buffer will not necessarily apply to the extent it would on the Segment Maturity Date (or each Annual Lock Anniversary), and any upside performance will be limited to a percentage lower than the Performance Cap Rate.

Detailed Descriptions of Specific Inputs to the Calculation

(A)(1) Fair Value of Hypothetical Fixed Instruments.  The Fair Value of Hypothetical Fixed Instruments in a Segment is currently based on the investment rate associated with the Segment’s remaining time to maturity. Investment rates are interest rates associated with investment grade fixed income instruments which can be used to back the Segment. The investment rate will seek to approximate the bond yields which are used in the fixed instrument strategy (e.g., pricing, hedging) for this product. The

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investment rate will be determined based on an investment grade index selected to approximately correspond to the quality profile of bonds used in the fixed instrument strategy for this product. To apply the investment grade index values to the Fair Value of Hypothetical Fixed Instruments component of Segment Interim Value calculation, the spread over risk-free rates for selected investment grade index maturity points will be added to the risk-free rates used in other components of the Segment Interim Value calculation.

The Fair Value of Hypothetical Fixed Instruments is defined as its present value, as expressed in the following formula:

(Segment Investment)/(1 + rate)(time to maturity)

The Company’s decision to use investment rates, which are generally higher than swap rates, to calculate the Fair Value of Hypothetical Instruments component of the Segment Interim Value will result in a lower value for that component relative to using swap rates to calculate that component and, all other things being equal, will result in a lower recalculated Segment Investment if a partial withdrawal is taken from a Segment or a lower withdrawal amount if a full withdrawal is taken from a Segment. The time to maturity is expressed as a fraction, in which the numerator is the number of days remaining in the Segment Duration and the denominator is the average number of days in each year of the Segment Duration for that Segment.

(A)(2) Fair Value of Hypothetical Derivatives.   We utilize a fair market value methodology to determine the Fair Value of Hypothetical Derivatives.

For each Standard Segment, we designate and value three hypothetical options, each of which is tied to the performance of the Index underlying the Segment in which you are invested. For Standard Segments, these are: (1) the At-the-Money Standard Segment Call Option, (2) the Out-of-the-Money Call Option and (3) the Out-of-the-Money Put Option. At Segment maturity, the Put Option is designed to value the loss below the buffer, while the call options are designed to provide gains up to the Performance Cap Rate. These options are described in more detail below. For each Annual Lock Segment, we designate and value a hypothetical derivatives contract which is tied to the compounded performance of the Index underlying the Segment in which you are invested. For each Step Up Segment, we designate and value two hypothetical options, each of which is tied to the performance of the Index underlying the Segment in which you are invested. For Step Up Segments, these are: (1) the At-the-Money Binary Call Option and (2) the Out-of-the-Money Put Option. At Segment maturity, the binary call option is designed to provide gains equal to the Performance Cap Rate while the put option is designed to value the loss below the buffer.

In addition to the inputs discussed above, the Fair Value of Hypothetical Derivatives is also affected by the time remaining until the Segment Maturity Date (or each remaining Annual Lock Anniversary). More information about the designated hypothetical options is set forth below:

(1)

At-the-Money Standard Segment Call Option:  This is an option to buy a position in the relevant Index equal to the Segment Investment on the scheduled Segment Maturity Date, at the price of the Index on the Segment Start Date. At any time during the Segment Duration, the fair value of the Standard Segment At-the-Money Call Option represents the market value of the potential to receive an amount in excess of the Segment Investment on the Segment Maturity Date equal to the percentage growth in the Index between the Segment Start Date and the Segment Maturity Date, multiplied by the Segment Investment.

(2)

Out-of-the-Money Call Option:  This is an option to sell a position in the relevant Index equal to the Segment Investment on the scheduled Segment Maturity Date, at the price of the Index on the Segment Start Date increased by a percentage equal to the Performance Cap Rate. At any time during the Segment Duration, the fair value of the Out-of-the-Money Call Option represents the market value of the potential to receive an amount in excess of the Segment Investment equal to the percentage growth in the Index between the Segment Start Date and the Segment Maturity Date in excess of the Performance Cap Rate, multiplied by the Segment Investment. The value of this option is used to offset the value of the At-the-Money Standard Segment Call Option (for Standard Segments), thus recognizing in the Interim Segment Value a ceiling on gains at Segment maturity imposed by the Performance Cap Rate.

(3)

Out-of-the-Money Put Option:  This is an option to sell a position in the relevant Index equal to the Segment Investment on the scheduled Segment Maturity Date, at the price of the Index on the Segment Start Date decreased by a percentage equal to the Segment Buffer. At any time during the Segment Duration, the fair value of the Out-of-the-Money Put Option represents the market value of the potential to receive an amount equal to the excess of the negative return of the Index between the Segment Start Date and the Segment Maturity Date beyond the Segment Buffer, multiplied by the Segment Investment. The value of this option reduces the Interim Segment Value, as it reflects losses that may be incurred in excess of the Segment Buffer at Segment maturity.

For Standard Segments, the Fair Value of Derivatives is equal to (1) minus (2) minus (3), as defined above.

(1)

At-the-Money Binary Call Option:  This is an option to receive the Performance Cap Rate on the scheduled Segment Maturity Date, if the index price is at or higher than the index price on the Segment Start Date. At any time during the Segment Duration, the fair value of the At-the-Money Binary Call Option represents the market value of the potential to receive the Performance Cap Rate on the Segment Maturity Date, multiplied by the Segment Investment.

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(2)

Out-of-the-Money Put Option:  This is an option to sell a position in the relevant Index equal to the Segment Investment on the scheduled Segment Maturity Date, at the price of the Index on the Segment Start Date decreased by a percentage equal to the Segment Buffer. At any time during the Segment Duration, the fair value of the Out-of-the-Money Put Option represents the market value of the potential to receive an amount equal to the excess of the negative return of the Index between the Segment Start Date and the Segment Maturity Date beyond the Segment Buffer, multiplied by the Segment Investment. The value of this option reduces the Interim Segment Value, as it reflects losses that may be incurred in excess of the Segment Buffer at Segment maturity.

For Step Up Segments, the Fair Value of Derivatives is equal to (1) minus (2), as defined above.

We determine the fair value of each of the applicable designated hypothetical options for a Standard Segment or a Step Up Segment using a market standard model for valuing a European option on the Index, assuming a continuous dividend yield or net convenience value, with inputs that are consistent with market prices that reflect the estimated cost of exiting the hypothetical Derivatives prior to Segment maturity (e.g., the estimated ask price). If we did not take into account the estimated exit price, your Segment Interim Value would be greater. In addition, the estimated fair value price used in the Segment Interim Value calculation may vary higher or lower from other estimated prices and from what the actual selling price of identical derivatives would be at any time during each Segment. If our estimated fair value price is lower than the price under other fair market estimates or for actual transactions, then your Segment Interim Value will be less than if we used those other prices when calculating your Segment Interim Value. Any variance between our estimated fair value price and other estimated or actual prices may be different from Segment Type to Segment Type and may also change from day to day. Each hypothetical option has a notional value on the Segment Start Date equal to the Segment Investment on that date. The notional value is the price of the underlying Index at the inception of the contract. In the event that a number of options, or a fractional number of options, are being valued, the notional value would be the number of hypothetical options multiplied by the price of the Index at inception. For an Annual Lock Segment we determine the fair value of the hypothetical derivatives contract tied to the compounded performance of the Index underlying the Annual Lock Segment using a market standard model for valuing an extended exotic option that periodically settles and resets in strike price on the Index using the assumptions, inputs and values discussed above but applied to the hypothetical derivatives contract instead of the hypothetical options.

We use the following model inputs:

(1)

Implied Volatility of the Index — This input varies with (i) how much time remains until the Segment Maturity Date of the Segment, which is determined by using an expiration date for the designated option that corresponds to that time remaining and (ii) the relationship between the strike price of that option and the level of the Index at the time of the calculation (including the potential for resets each Annual Lock Period).

This relationship is referred to as the “moneyness” of the option described above, and is calculated as the ratio of current price to the strike price. Direct market data for these inputs for any given early distribution are generally not available, because options on the Index that actually trade in the market have specific maturity dates and moneyness values that are unlikely to correspond precisely to the Segment Maturity Date (or remaining Annual Lock Periods) and moneyness of the designated option that we use for purposes of the calculation.

Accordingly, we use the following method to estimate the implied volatility of the Index. We use daily quotes of implied volatility from independent third-parties using the model described above and based on the market prices for certain options. Specifically, implied volatility quotes are obtained for options with the closest maturities above and below the actual time remaining in the Segment at the time of the calculation and, for each maturity, for those options having the closest moneyness value above and below the actual moneyness of the designated option, given the level of the Index at the time of the calculation. In calculating the Segment Interim Value, we will derive a volatility input for your Segment’s time to maturity (including each remaining Annual Lock Period time to maturity) and strike price by linearly interpolating between the implied volatility quotes that are based on the actual adjacent maturities and moneyness values described above, as follows:

(a)

We first determine the implied volatility of an option that has the same moneyness as the designated option but with the closest available time to maturity shorter than your Segment’s remaining time to maturity (including each remaining Annual Lock Period time to maturity). This volatility is derived by linearly interpolating between the implied volatilities of options having the times to the applicable maturity that are above and below the moneyness value of the hypothetical option.

(b)

We then determine the implied volatility of an option that has the same moneyness as the designated option but with the closest available time to maturity longer than your Segment’s remaining time to the applicable maturity (including each remaining Annual Lock Period time to maturity). This volatility is derived by linearly interpolating between the implied volatilities of options having the times to maturity that are above and below the moneyness value of the designated option.

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(c)

The volatility input for your Segment’s time to maturity (including each remaining Annual Lock Period time to maturity) will then be determined by linearly interpolating between the volatilities derived in steps (a) and (b).

(2)

Swap Rate — We use key derivative swap rates obtained from information provided by independent third-parties which are recognized financial reporting vendors. Swap rates are obtained for maturities adjacent to the actual time remaining in the Segment at the time of the early distribution. We use linear interpolation to derive the exact remaining duration rate needed as the input.

(3)

Index Dividend Yield — On a daily basis, we use the projected annual dividend yield across the entire Index obtained from information provided by independent third-party financial institutions. This value is a widely used assumption and is readily available from recognized financial reporting vendors.

Generally, a put option has an inverse relationship with its underlying Index, while a call option has a direct relationship. In addition to the inputs discussed above, the Fair Value of Derivatives is also affected by the time to the Segment Maturity Date (including each Annual Lock Period remaining to maturity).

(A)(3) Cap Calculation Factor.  In setting the Performance Cap Rate, we take into account that we incur expenses in connection with a contract, including insurance and administrative expenses. If you withdraw your investment prior to the Segment Maturity Date, we will not incur expenses for the entire duration of the Segment. Therefore, we provide a positive adjustment as part of the calculation of Segment Interim Value, which we call the Cap Calculation Factor. The Cap Calculation Factor represents a return of estimated expenses for the portion of the Segment Duration that has not elapsed. For example, if the estimated expenses for a one year Segment are calculated by us to be $10, then at the end of 146 days (with 219 days remaining in the Segment), the Cap Calculation Factor would be $6, because $10 x 219/365 = $6. A Segment is not a variable investment option with an underlying portfolio, and therefore the percentages we use in setting the performance caps do not reflect a daily charge against assets held on your behalf in a separate account.

(B) Pro Rata Share of Performance Cap Rate.  In setting the Performance Cap Rate, we assume that you are going to hold the Segment for the entire Segment Duration. If you hold a Segment until its Segment Maturity Date, the Segment Return will be calculated subject to the Performance Cap Rate. For Standard Segments and Step Up Segments, prior to the Segment Maturity Date, your Segment Interim Value will be limited by the portion of the Performance Cap Rate corresponding to the portion of the Segment Duration that has elapsed. For example, if the Performance Cap Rate for a one-year Standard Segment is 10%, then at the end of 146 days, the Pro Rata Share of the Performance Cap Rate would be 4%, because 10% x 146/365 = 4%; as a result, the Segment Interim Value at the end of the 146 days could not exceed 104% of the Segment Investment. For Annual Lock Segments, prior to the Segment Maturity Date, your Segment Interim Value will be limited by the portion of the Performance Cap Rate corresponding to the portion of the current Annual Lock Period that has elapsed. For example, if the Performance Cap Rate for a 6-year Annual Lock Segment is 10%, then at the end of 73 days in the third Annual Lock Period, the Pro Rata Share of the Performance Cap Rate would be 2%, because 10% x 73/365 = 2%; as a result, the Segment Interim Value at the end of the 73 days in the third Annual Lock Period could not exceed 102% of the third Annual Lock Anniversary Starting Amount.

Example: Segment Interim Value — Annual Lock Segments

Item	6-Year Segment
Segment Duration (in months)	72
Valuation Date	Annual Lock Anniversary
Segment Investment	$1,000
Segment Buffer	-10%
Performance Cap Rate	10%
Time to Maturity (in months)	60

Assuming the change in the Index Value during the first Annual Lock Period the SIV calculation is occurring is 13% (for example from 100.00 to 113.00)

Fair Value of Hypothetical Fixed Instrument	$891.72
Fair Value of Hypothetical Derivatives	$132.09
Cap Calculation Factor	$61.50
Sum of above	$1,085.31
Annual Lock Anniversary Starting Amount multiplied by prorated Performance Cap Rate	$1,100.00
Segment Interim Value	$1,085.31

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The input values to the market standard model that have been utilized to generate the hypothetical examples above are as follows:

(1)	Implied volatility surface used for calibration of pricing model.
(2)	Investment rate corresponding to remainder of Segment term is 2.44%.
(3)	Swap rate corresponding to remainder of Segment term is 1.68%.
(4)	Index dividend yield is 1.70%.
(5)	One-half estimated Bid-Ask Spread of 112.5 bps.

Examples: Effect of Withdrawals on Segment Interim Value, Segment Investment and Annual Lock Anniversary Starting Amount — Annual Lock Segments

Item	1st Annual Lock Anniversary	2nd Annual Lock Anniversary	Withdrawal Occurs
Segment Duration (in months)	72	72	72
Valuation Date (Months since Segment Start Date)	12	24	30
Segment Investment	$1,000	$1,000	$1,000
Segment Buffer	-10%	-10%	-10%
Performance Cap Rate	10%	10%	10%
Time to Maturity (in months)	60	48	42
Amount Withdrawn(1)	$0	$0	$110

Change in Index Value	+13%	-5%	+2%
Segment Interim Value			$1,100.00(2)
Annual Lock Anniversary Starting Amount	$1,100.00	$1,100.00
Percent Withdrawn(3)			10.00%
New Segment Investment(4)			$900.00
New Segment Interim Value(5)			$990.00
New Annual Lock Anniversary Starting Amount	$990.00	$990.00

(1)	Amount withdrawn is net of applicable withdrawal charge.
(2)	Value immediately before withdrawal.
(3)	Percent Withdrawn is equal to Amount Withdrawn divided by Segment Interim Value.
(4)	New Segment Investment is equal to the original Segment Investment ($1,000) multiplied by (1 – Percent Withdrawn).
(5)

New Segment Interim Value is equal to the calculated Segment Interim Value based on the new Segment Investment. It will also be equal to the Segment Interim Value multiplied by (1 – Percent Withdrawn).

Examples: Segment Interim Value — Standard Segments

Item	1-Year Segment
Segment Duration (in months)	12
Valuation Date (Months since Segment Start Date)	9
Segment Investment	$1,000
Segment Buffer	-10%
Performance Cap Rate	8%
Time to Maturity (in months)	3
Assuming the change in the Index Value is -40% (for example from 100.00 to 60.00)
Fair Value of Hypothetical Fixed Instrument	$998.05
Fair Value of Hypothetical Derivatives	-$301.88
Cap Calculation Factor	$5.00
Sum of above	$701.17
Segment Investment multiplied by prorated Performance Cap Rate	$1,060.00
Segment Interim Value	$701.17

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Item	1-Year Segment
Assuming the change in the Index Value is -10% (for example from 100.00 to 90.00)
Fair Value of Hypothetical Fixed Instrument	$998.05
Fair Value of Hypothetical Derivatives	-$31.22
Cap Calculation Factor	$5.00
Sum of above	$971.83
Segment Investment multiplied by prorated Performance Cap Rate	$1,060.00
Segment Interim Value	$971.83
Assuming the change in the Index Value is 10% (for example from 100.00 to 110.00)
Fair Value of Hypothetical Fixed Instrument	$998.05
Fair Value of Hypothetical Derivatives	$53.98
Cap Calculation Factor	$5.00
Sum of above	$1,057.03
Segment Investment multiplied by prorated Performance Cap Rate	$1,060.00
Segment Interim Value	$1,057.03
Assuming the change in the Index Value is 40% (for example from 100.00 to 140.00)
Fair Value of Hypothetical Fixed Instrument	$998.05
Fair Value of Hypothetical Derivatives	$79.24
Cap Calculation Factor	$5.00
Sum of above	$1,082.29
Segment Investment multiplied by prorated Performance Cap Rate	$1,060.00
Segment Interim Value	$1,060.00

The input values to the market standard model that have been utilized to generate the hypothetical examples above are as follows:

(1)	Implied volatility of 19.1% is assumed.
(2)	Investment rate corresponding to remainder of Segment term is 0.79% (3 months to maturity).
(3)	Swap rate corresponding to remainder of Segment term is assumed 0.69% (3 months to maturity).
(4)	Index dividend yield is 1.95% annually.
(5)	One-half estimated Bid-Ask Spread of 5 bps.

Examples: Effect of Withdrawals on Segment Interim Value — Standard Segments

Item	1-Year Segment
Segment Duration (in months)	12
Valuation Date (Months since Segment Start Date)	9
Segment Investment	$1,000
Segment Buffer	-10%
Performance Cap Rate	8%
Time to Maturity (in months)	3
Amount Withdrawn(1)	$100
Assuming the change in the Index Value is -40% (for example from 100.00 to 60.00)
Segment Interim Value(2)	$701.17
Percent Withdrawn(3)	14.26%
New Segment Investment(4)	$857.38
New Segment Interim Value(5)	$601.17
Assuming the change in the Index Value is -10% (for example from 100.00 to 90.00)
Segment Interim Value(2)	$971.83
Percent Withdrawn(3)	10.29%
New Segment Investment(4)	$897.10
New Segment Interim Value(5)	$871.83

III-7

Item	1-Year Segment
Assuming the change in the Index Value is 10% (for example from 100.00 to 110.00)
Segment Interim Value(2)	$1,057.03
Percent Withdrawn(3)	9.46%
New Segment Investment(4)	$905.40
New Segment Interim Value(5)	$957.03
Assuming the change in the Index Value is 40% (for example from 100.00 to 140.00)
Segment Interim Value(2)	$1,060.00
Percent Withdrawn(3)	9.43%
New Segment Investment(4)	$905.66
New Segment Interim Value(5)	$960.00

(1)	Amount withdrawn is net of applicable withdrawal charge.
(2)	Segment Interim Value immediately before withdrawal.
(3)	Percent Withdrawn is equal to Amount Withdrawn divided by Segment Interim Value.
(4)	New Segment Investment is equal to the original Segment Investment ($1,000) multiplied by (1 – Percent Withdrawn).
(5)

New Segment Interim Value is equal to the calculated Segment Interim Value based on the new Segment Investment. It will also be equal to the Segment Interim Value multiplied by (1 – Percent Withdrawn).

Example: Segment Interim Value — Step Up Segments

Item	1-Year Segment	1-Year Segment
Segment Duration (in months)	12	12
Valuation Date (months since Segment Start Date)	3	9
Segment Investment	$1,000	$1,000
Segment Buffer	-10%	-10%
Performance Cap Rate	6%	6%
Time to Maturity (in months)	9	3
Assuming the change in the Index Value is 10% (for example from 100.00 to 110.00)
Fair Value of Hypothetical Fixed Instrument	$989.66	$997.28
Fair Value of Hypothetical Derivatives	$30.66	$47.80
Cap Calculation Factor	$15.00	$5.00
Sum of above	$1,035.31	$1,050.08
Segment Investment multiplied by prorated Performance Cap Rate	$1,015.00	$1,045.00
Segment Interim Value	$1,015.00	$1,045.00
Assuming the change in the Index Value is -10% (for example from 100.00 to 90.00)
Fair Value of Hypothetical Fixed Instrument	$989.66	$997.28
Fair Value of Hypothetical Derivatives	-$48.39	-$28.90
Cap Calculation Factor	$15.00	$5.00
Sum of above	$956.27	$973.39
Segment Investment multiplied by prorated Performance Cap Rate	$1,015.00	$1,045.00
Segment Interim Value	$956.27	$973.39

The input values to the market standard model that have been utilized to generate the hypothetical examples above are as follows:

(1)	Implied volatility of 19.1% is assumed.
(2)	Investment rate corresponding to remainder of Segment term is 1.39% (9 months to maturity) and 1.09% (3 months to maturity).
(3)	Swap rate corresponding to remainder of Segment term is assumed 0.99% (9 months to maturity) and 0.69% (3 months to maturity).
(4)	Index dividend yield is 1.95% annually.
(5)	One-half estimated Bid-Ask Spread of 0.30 bps.

III-8

Examples: Effect of Withdrawals on Segment Interim Value — Step Up Segments

Item	1-Year Segment	1-Year Segment
Segment Duration (in months)	12	12
Valuation Date (Months since Segment Start Date)	3	9
Segment Investment	$1,000	$1,000
Segment Buffer	-10%	-10%
Performance Cap Rate	6%	6%
Time to Maturity (in months)	9	3
Amount Withdrawn(1)	$100	$100
Assuming the change in the Index Value is 10% (for example from 100.00 to 110.00)
Segment Interim Value(2)	$1,045.00	$1,015.00
Percent Withdrawn(3)	9.57%	9.85%
New Segment Investment(4)	$904.31	$901.48
New Segment Interim Value(5)	$945.00	$915.00
Assuming the change in the Index Value is -10% (for example from 100.00 to 90.00)
Segment Interim Value(2)	$973.39	$956.27
Percent Withdrawn(3)	10.27%	10.46%
New Segment Investment(4)	$897.27	$895.43
New Segment Interim Value(5)	$873.39	$856.27

(1)	Amount withdrawn is net of applicable withdrawal charge.
(2)	Segment Interim Value immediately before withdrawal.
(3)	Percent Withdrawn is equal to Amount Withdrawn divided by Segment Interim Value.
(4)	New Segment Investment is equal to the original Segment Investment ($1,000) multiplied by (1 – Percent Withdrawn).
(5)

New Segment Interim Value is equal to the calculated Segment Interim Value based on the new Segment Investment. It will also be equal to the Segment Interim Value multiplied by (1 – Percent Withdrawn).

III-9

Appendix IV: Index Publishers

The Structured Investment Option of the Structured Capital Strategies® contract tracks certain Securities Indices and Index Funds that are published by third parties. The Company uses these Securities Indices and Index Funds under license from the Indices’ and Index Funds respective publishers. The following information about the Indices and Index Funds is included in this Prospectus in accordance with the Company’s license agreements with the publishers of the Indices and Index Funds:

S&P Dow Jones Indices LLC requires that the following disclaimer be included in the Prospectus:

The S&P 500 Price Return Index (the “Index”) is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by the Company. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Company. The Structured Capital Strategies® contract is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Structured Capital Strategies® contract or any member of the public regarding the advisability of investing in securities generally or in the Structured Capital Strategies® contract particularly or the ability of the Indexes to track general market performance. S&P Dow Jones Indices’ only relationship to the Company with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to the Company or the Structured Capital Strategies® contract. S&P Dow Jones Indices have no obligation to take the needs of the Company or the owners of the Structured Capital Strategies® contract into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Structured Capital Strategies® contract or the timing of the issuance or sale of such contract or in the determination or calculation of the equation by which such contract is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Company’s products. There is no assurance that investment products based on the Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE COMPANY, OWNERS OF THE STRUCTURED CAPITAL STRATEGIES® CONTRACT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE COMPANY, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

The name “S&P 500 Price Return Index” is a trademark of Standard & Poor’s and has been licensed for use by the Company.

Frank Russell Company requires that the following disclosure be included in this Prospectus:

The Structured Capital Strategies® contract is not sponsored, endorsed, sold or promoted by Frank Russell Company (“Russell”). Russell makes no representation or warranty, express or implied, to the owners of the Structured Capital Strategies® contract or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly or the ability of the Russell 2000® Price Return Index to track general stock market performance or a segment of the same. Russell’s publication of the Russell 2000® Price Return Index in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Russell 2000® Price Return Index is based. Russell’s only relationship to the Company is the licensing of certain trademarks and trade names of Russell and of the Russell 2000® Price Return Index which is determined, composed and calculated by Russell without regard to the Company or the Structured Capital Strategies® contract. Russell is not responsible for and has not reviewed the Structured Capital Strategies® contract nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Structured Capital Strategies® contract. Russell has no obligation or liability in connection with the administration, marketing or trading of the Structured Capital Strategies® contract.

IV-1

RUSSELL DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL 2000® PRICE RETURN INDEX OR ANY DATA INCLUDED THEREIN AND RUSSELL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE COMPANY, INVESTORS, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL 2000® PRICE RETURN INDEX OR ANY DATA INCLUDED THEREIN. RUSSELL MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL 2000® PRICE RETURN INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RUSSELL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

MSCI Inc. requires that the following disclosure be included in this Prospectus:

THIS PRODUCT IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY LICENSEE. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN PRODUCTS GENERALLY OR IN THIS PRODUCT PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS PRODUCT OR THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS PRODUCT TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THIS PRODUCT IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS PRODUCT. ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE PRODUCT, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. No purchaser, seller or holder of this product, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

S&P does not guarantee the accuracy and/or completeness of the S&P 500 or any data included therein.

S&P makes no warranty, express or implied, as to results to be obtained by the Index Compilation Agent, the Trust, owners of the product, or any other person or entity from the use of the S&P 500 or any data included therein in connection with the rights licensed under the license agreement or for any other use. S&P makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the S&P 500 or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

The shares are not sponsored or promoted by either the Index Calculation Agent or the Index Compilation Agent.

Although BofA Merrill Lynch — as the Index Compilation Agent — shall obtain and provide information to S&P — as the Index Calculation Agent — from sources which it considers reliable, the Index Compilation Agent and the Index Calculation Agent do not guarantee the accuracy and/or the completeness of any Select Sector Index or any data included therein. The Index Compilation Agent and the Index Calculation Agent make no warranty, express or implied, as to results to be obtained by the Trust as licensee, licensee’s customers and counterparties, owners of the shares, or any other person or entity from the use of the Select Sector Indexes or any data included therein in connection with the rights licensed as described herein or for any other use. The Index Compilation Agent and the Index Calculation Agent make no express or implied warranties, and each hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Select Sector Indexes or any data included therein. Without limiting any of the foregoing, in no event shall the Index Compilation Agent and the Index Calculation Agent have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

IV-2

Appendix V: Segment Maturity Date and Segment Start Date examples

The Segment Maturity Date for Segments maturing and the Segment Start Date for new corresponding Segments will generally be scheduled to occur on consecutive business days that are also Segment Business Days. However, as described earlier in this Prospectus, the Segment Maturity Date and Segment Start Date may sometimes occur on other dates.

Set forth below are representative examples of how the Segment Maturity Date and Segment Start Date may be moved to a different date due to holidays, which are not Segment Business Days.

Assume that the scheduled Segment Maturity Date falls on a holiday, and the preceding and following days are both Segment Business Days:

If the Scheduled Segment Maturity Date is a holiday:	then the Segment Maturity Date is:	and the corresponding Segment Start Date is:
Wednesday the 16th	Tuesday the 15th	Thursday the 17th

Assume that the scheduled Segment Start Date falls on a holiday, and the preceding two days are both Segment Business Days:

If the Scheduled Segment Start Date is a holiday:	then the Segment Maturity Date is:	and the corresponding Segment Start Date is:
Thursday the 1st	Wednesday the 31st	no Segment will start until the next scheduled Segment Start Date
Thursday the 17th	Tuesday the 15th	Wednesday the 16th

V-1

Appendix VI: Purchase considerations for defined benefit and defined contribution plans

We offer the QP contract as a funding vehicle for defined benefit and defined contribution plans. In certain states the QP contract is not offered. In those states defined benefit and defined contribution plans may purchase NQ contracts as a plan funding vehicle. The plan and trust, if properly qualified, contain the requisite provisions of the Internal Revenue Code to maintain their tax exempt status. The most significant difference between the use of the QP contract and the NQ contract as a funding vehicle is that the QP contract may be converted into an IRA contract for the benefit of a plan participant under specified circumstances; an NQ contract cannot be so converted. The advantage of the IRA conversion feature is that the participant’s benefit amount remains invested: no amounts need to be withdrawn from Segments prior to maturity, the investment options remain available to the participant, and the aging of contributions for purposes of contingent withdrawal charges remains intact. If the plan’s funding vehicle is an NQ contract, a withdrawal must be made from the NQ contract in order for the plan to pay the rollover distribution to the plan participant for application to an IRA, or directly to an IRA provider at the direction of the plan participant.

Trustees who are considering the purchase of a Structured Capital Strategies® contract as a plan funding vehicle should discuss with their tax and ERISA advisers whether such a contract is an appropriate investment vehicle for the employer’s plan. Whether the contract is a QP contract or an NQ contract in certain states, there are significant issues in the purchase of Structured Capital Strategies® contract for a qualified plan. The QP contract (or the NQ contract in certain states) and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP or NQ contract, and the payment of death benefits in accordance with the requirements of the federal income tax rules. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by Structured Capital Strategies® QP or NQ contract, or any other annuity contract. Therefore, plan trusts should purchase a Structured Capital Strategies® QP or NQ contract to fund a plan for the contract’s features and benefits and not for tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles. Trustees should consider the liquidity needs of the plan (defined contribution or defined benefit) because Segments in the Structured Investment Option may not be mature at the time plan benefits or required minimum distributions must be paid. Finally, because of the method of purchasing the contract, including the large initial contribution and the requirement that contributions may only be in the form of transfers from existing funds of the qualified plan trust, plan trustees should discuss with their advisers whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.

Pooling Plan Assets

We do not permit plans to pool plan assets attributable to the benefits of multiple plan participants in one Structured Capital Strategies® QP contract, because of the IRA conversion possibility for the QP contract noted in the first paragraph of this Appendix. Therefore we require that a separate QP contract be purchased for each covered plan participant. In states where only the NQ contract is available as a funding vehicle, defined benefit plans and defined contribution plans may invest plan assets attributable to the benefits of multiple plan participants in one Structured Capital Strategies® NQ contract. There is no requirement to apply for multiple Structured Capital Strategies® NQ contracts.

Contributions

We accept only transfer contributions from the existing funds of the qualified plan trust, regardless of the type of contract used as the funding vehicle. No contributions will be accepted directly from the employer sponsoring the plan. We will not accept ongoing payroll contributions. For 401(k) plans, no employee after-tax contributions are accepted. A “designated Roth contribution account” is not available in either the QP contract or the NQ contract in certain states. Checks written on accounts held in the name of the employer instead of the plan or the trust will not be accepted. Except for NQ contracts, only one additional transfer contribution may be made per contract year. If amounts attributable to an excess or mistaken contribution must be withdrawn, withdrawal charges may apply.

Payments

Trustees considering the purchase of a Structured Capital Strategies® contract as a qualified plan funding vehicle should also consider the following:

•

There is no loan feature offered under the Structured Capital Strategies® contract (whether the funding vehicle is a QP contract or an NQ contract in certain states), so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan. If the plan’s other funding vehicle has insufficient assets to make any loan, amounts withdrawn from the NQ or QP contract will be subject to the Segment Interim Value calculation and may be subject to contingent withdrawal charges.

VI-1

•

The plan trust must be designated as the beneficiary and payment of death benefits from the contract must be distributed in accordance with the requirements of the federal income tax rules. Under a QP contract (but not under an NQ contract in certain states) after the plan participant’s death, but before the death benefit is paid, the plan may substitute the beneficiary under the plan at death as the beneficiary under the contract.

•

All payments under an NQ contract will be made to the plan trust owner. All payments under a QP contract will be made to the plan trust owner until such time as the plan trust owner changes ownership to the plan participant as part of an IRA conversion.

Considerations for Defined Benefit Plan Purchases

Split Funding Requirement. The maximum percentage of the value of the plan’s total assets that should be invested in a Structured Capital Strategies® contract at any time is 80%. Whether the funding vehicle is a QP contract or an NQ contract in certain states, at least 20% of the plan’s assets should be invested in one or more other funding vehicles to provide liquidity for the plan because Segments in the Structured Investment Option may not be mature at the time plan benefits become payable.

If the defined benefit plan purchases a QP contract. In order to purchase the QP contract for a defined benefit plan, the plan’s actuary will be required to determine a current dollar value of each plan participant’s accrued benefit so that individual contracts may be established for each plan participant. We do not permit defined benefit plans to pool plan assets attributable to the accrued benefits of multiple plan participants.

The value under a QP contract may at any time be more or less than the lump sum actuarial equivalent of the accrued benefit for a defined benefit plan participant. The Company does not guarantee that the account value under a QP contract will at any time equal the actuarial value of 80% of a participant/employee’s accrued benefit. If amounts attributable to an excess or mistaken contribution must be withdrawn, withdrawal charges may apply. If in a defined benefit plan the plan’s actuary determines that an overfunding in the QP contract has occurred, then any transfers from the QP contract may also result in withdrawal charges.

The plan’s fiduciaries are responsible for ensuring that the plan has enough liquidity to pay benefits when required and should discuss anticipated liquidity needs with the plan’s actuary. Any withdrawal from the Structured Capital Strategies® QP contract to pay benefits, or to address plan overfunding, excess or mistaken contributions, any required minimum distribution requirement, or for any other plan or benefit purpose will be treated as a normal withdrawal for purposes of withdrawal charges and all other contractual provisions.

While the contract is owned by the plan trust, all payments under the contract will be made to the plan trust owner. If the plan rolls over a contract into an IRA for the benefit of a former plan participant through a contract conversion, it is the plan’s responsibility to adjust the value of the contract to the actuarial equivalent of the participant’s benefit, prior to the contract conversion.

If the defined benefit plan purchases an NQ contract. Defined benefit plans may pool plan assets attributable to the accrued benefits of multiple plan participants in one NQ contract. The Structured Capital Strategies® contract is merely a funding vehicle and is not “benefit sensitive” like some contracts or other funding vehicles that may be offered to qualified plan sponsors.

The plan’s fiduciaries are responsible for ensuring that the plan has enough liquidity to pay benefits when required and should discuss anticipated liquidity needs with the plan’s actuary. Amounts must be withdrawn from the contract or the contract must be liquidated to pay benefits; benefits payable under the plan cannot be satisfied through a transfer of ownership of the NQ contract to any person or entity. Any withdrawal from the Structured Capital Strategies® NQ contract to pay benefits, or to address plan overfunding, excess or mistaken contributions, any required minimum distribution requirement, or for any other plan or benefit purpose will be treated as a normal withdrawal for purposes of withdrawal charges and all other contractual provisions.

NQ contract as a funding vehicle in certain states

If the plan’s funding vehicle is an NQ contract, a withdrawal must be made from the NQ contract or the contract must be liquidated in order to roll over to an IRA or other eligible retirement plan. There may be significant tax consequences if the plan transfers ownership of the NQ contract to an employee after the employee separates from service.

Funding vehicle only

The Company’s only role is that of the issuer of the contract. The Company is not the plan administrator. The Company will not perform or provide any plan administrative, recordkeeping or actuarial valuation services with respect to plan assets invested in Structured Capital Strategies® contracts, whether QP (or NQ in certain states). The plan’s administrator will be solely responsible for performing or providing for all such services.

VI-2

Statement of additional information

Page

The Company	2

Unit Values	2

Custodian	2

Independent Registered Public Accounting Firm	2

Distribution of the contracts	2

Financial statements	2

How to obtain a Structured Capital Strategies® PLUS GuardSM Statement of Additional Information for Separate Account No. 49

Send this request form to:

Retirement Service Solutions

P.O. Box 1547

Secaucus, NJ 07096-1547

Please send me a Structured Capital Strategies® PLUS GuardSM Statement of Additional Information dated May 1, 2020.

Name

Address
City	State	Zip

#842237

Structured Capital Strategies® PLUS GuardSM

A combination variable and index-linked deferred annuity contract

Statement of Additional Information

May 1, 2020

Equitable Financial Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

This Statement of Additional Information (“SAI”) is not a Prospectus. It should be read in conjunction with the current Structured Capital Strategies® PLUS GuardSM Prospectus. That Prospectus provides detailed information concerning the contract and the variable investment options and/or in one or more of the Segments comprising the Structured Investment Option. Each variable investment option is a subaccount of the Company’s Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.

A copy of the current Prospectus is available free of charge by writing the processing office (Retirement Service Solutions — Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-889-3743 toll free, or by contacting your financial professional.

The Company	2

Unit Values	2

Custodian	2

Independent Registered Public Accounting Firm	2

Distribution of the Contracts	2

Financial statements	2

Copyright 2020 Equitable Financial Life Insurance Company.

All rights reserved. Structured Capital Strategies® is a registered mark of Equitable Financial Life Insurance Company.

SCS PLUS GuardSM
#842237

The Company

We are Equitable Financial Life Insurance Company (“the Company”, “we”, “our” and “us”) (until 2020, known as AXA Equitable Life Insurance Company), a New York stock life insurance corporation. We have been doing business since 1859. The Company is an indirect wholly owned subsidiary of Equitable Holdings, Inc. No other company has any legal responsibility to pay amounts that the Company owes under the contracts. The Company is solely responsible for paying all amounts owed to you under your contract.

Unit Values

Unit values are determined at the end of each valuation period for each of the variable investment options. We may offer other annuity contracts and certificates which will have their own unit values for the variable investment options. They may be different from the unit values for the Structured Capital Strategies® PLUS GuardSM.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by (ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

(	a	)	c
b

where:

(a)

is the value of the variable investment option’s shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by the Trusts (as described in the Prospectus), as applicable.

(b)

is the value of the variable investment option’s shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c)

is the variable investment option fee plus the Return of Premium Death Benefit charge, if elected, times the number of calendar days in the valuation period. These daily charges are at an effective annual rate not to exceed 1.35%. Your charges may be less.

Custodian

The Company is the custodian for the shares of the Trusts owned by Separate Account No. 49.

Independent Registered Public Accounting Firm

The (i) financial statements of Separate Account No. 49 of AXA Equitable Life Insurance Company as of December 31, 2019 and for each of the periods indicated therein and the (ii) consolidated financial statements and financial statement schedules of AXA Equitable Life Insurance Company as of December 31, 2019 and 2018 and for each of the three years in the period ended December 31, 2019 included in this SAI have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable Life Insurance Company as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable Life Insurance Company’s Form 10-K. PricewaterhouseCoopers LLP’s address is 300 Madison Avenue, New York, NY 10017.

Distribution of the Contracts

Under a distribution agreement between Equitable Distributors, the Company and certain of the Company’s separate accounts, including Separate Account No. 49, the Company paid Equitable Distributors, distribution fees of $490,158,726 in 2019, $466,293,494 in 2018 and $480,771,028 in 2017, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several Company separate accounts, including Separate Account No. 49. Of these amounts, for each of these three years, Equitable Distributors retained $0, $0 and $0, respectively.

Pursuant to a Distribution and Servicing Agreement between Equitable Advisors, the Company and certain of the Company’s separate accounts, including Separate Account No. 49, the Company paid Equitable Advisors a fee of $0 in 2019, $0 in 2018 and $0 in 2017. The Company paid Equitable Advisors, as the distributors of certain contracts, including these contracts, and as the principal underwriter of several Company separate accounts, including Separate Account No. 49, $550,516,044 in 2019, $525,064,725 in 2018 and $521,468,953 in 2017. Of these amounts, Equitable Advisors retained $243,138,196, $242,921,348 and $267,653,575, respectively.

Financial Statements

The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contracts.

The financial statements of Separate Account No. 49 list variable investment options not currently offered under this contract.

2

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of AXA Equitable Life Insurance Company

and the Contractowners of Separate Account No. 49 of AXA Equitable Life Insurance Company

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Separate Account No. 49 of AXA Equitable Life Insurance Company indicated in the table below as of December 31, 2019, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Separate Account No. 49 of AXA Equitable Life Insurance Company as of December 31, 2019, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT GAMCO MERGERS & ACQUISITIONS(1)	EQ/GROWTH STRATEGY(1)
1290 VT GAMCO SMALL COMPANY VALUE(1)	EQ/INTERMEDIATE GOVERNMENT BOND(1)
1290 VT SOCIALLY RESPONSIBLE(1)	EQ/INTERNATIONAL CORE MANAGED VOLATILITY(1)
EQ/400 MANAGED VOLATILITY(1)	EQ/INTERNATIONAL EQUITY INDEX(1)
EQ/2000 MANAGED VOLATILITY(1)	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY(1)
EQ/AB SHORT DURATION GOVERNMENT BOND(1)	EQ/JANUS ENTERPRISE(1)
EQ/AB SMALL CAP GROWTH(1)	EQ/LARGE CAP CORE MANAGED VOLATILITY(1)
EQ/AGGRESSIVE ALLOCATION(1)	EQ/LARGE CAP GROWTH INDEX(1)
EQ/BALANCED STRATEGY(1)	EQ/LARGE CAP GROWTH MANAGED VOLATILITY(1)
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY(1)	EQ/LARGE CAP VALUE INDEX(1)
EQ/COMMON STOCK INDEX(1)	EQ/LARGE CAP VALUE MANAGED VOLATILITY(1)
EQ/CONSERVATIVE ALLOCATION(1)	EQ/MID CAP INDEX(1)
EQ/CONSERVATIVE GROWTH STRATEGY(1)	EQ/MID CAP VALUE MANAGED VOLATILITY(1)
EQ/CONSERVATIVE STRATEGY(1)	EQ/MODERATE ALLOCATION(1)
EQ/CONSERVATIVE-PLUS ALLOCATION(1)	EQ/MODERATE GROWTH STRATEGY(1)
EQ/CORE BOND INDEX(1)	EQ/MODERATE-PLUS ALLOCATION(1)
EQ/EQUITY 500 INDEX(1)	EQ/MONEY MARKET(1)
EQ/FRANKLIN BALANCED MANAGED VOLATILITY(1)	EQ/QUALITY BOND PLUS(1)
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY(1)	EQ/SMALL COMPANY INDEX(1)
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY(1)	EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY(1)
EQ/GLOBAL EQUITY MANAGED VOLATILITY(1)	MULTIMANAGER TECHNOLOGY(1)

(1)	Statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the years ended December 31, 2019 and 2018.

Basis for Opinions

These financial statements are the responsibility of the AXA Equitable Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account No. 49 of AXA Equitable Life Insurance Company based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to each of the variable investment options of Separate Account No. 49 of AXA Equitable Life Insurance Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31,

FSA-2

2019 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, NC

April 20, 2020

We have served as the auditor of one or more of the variable investment options of Separate Account No. 49 of AXA Equitable Life Insurance Company since 1996.

FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT SOCIALLY RESPONSIBLE*	EQ/400 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB SHORT DURATION GOVERNMENT BOND*
Assets:
Investments in shares of the Portfolios, at fair value	$132,386,517	$780,344,039	$84,565,838	$286,839,692	$460,874,670	$468,874,723
Receivable for shares of the Portfolios sold	11,970	78,789	147,326	45,944	137,298	—
Receivable for policy-related transactions	—	—	—	—	—	590,873

Total assets	132,398,487	780,422,828	84,713,164	286,885,636	461,011,968	469,465,596

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—	590,872
Payable for policy-related transactions	11,970	78,789	147,326	45,943	137,298	—

Total liabilities	11,970	78,789	147,326	45,943	137,298	590,872

Net Assets	$132,386,517	$780,344,039	$84,565,838	$286,839,693	$460,874,670	$468,874,724

Net Assets:
Accumulation unit values	$132,273,328	$780,265,287	$84,475,007	$286,744,594	$460,531,529	$468,548,665
Retained by AXA Equitable in Separate Account No. 49	113,189	78,752	90,831	95,099	343,141	326,059

Total Net Assets	$132,386,517	$780,344,039	$84,565,838	$286,839,693	$460,874,670	$468,874,724

Investments in shares of the Portfolios, at cost	$141,091,412	$665,686,272	$72,202,878	$269,100,366	$421,919,749	$470,361,674

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/BALANCED STRATEGY*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$480,513,855	$2,315,056,492	$353,264,278	$170,060,579	$843,195,150	$853,690,300
Receivable for shares of the Portfolios sold	47,283	228,881	87,466	18,952	80,867	198,721

Total assets	480,561,138	2,315,285,373	353,351,744	170,079,531	843,276,017	853,889,021

Liabilities:
Payable for policy-related transactions	47,283	228,881	87,466	18,952	80,867	198,721

Total liabilities	47,283	228,881	87,466	18,952	80,867	198,721

Net Assets	$480,513,855	$2,315,056,492	$353,264,278	$170,060,579	$843,195,150	$853,690,300

Net Assets:
Accumulation unit values	$480,449,205	$2,315,011,408	$353,244,512	$170,029,875	$842,996,835	$853,548,730
Retained by AXA Equitable in Separate Account No. 49	64,650	45,084	19,766	30,704	198,315	141,570

Total Net Assets	$480,513,855	$2,315,056,492	$353,264,278	$170,060,579	$843,195,150	$853,690,300

Investments in shares of the Portfolios, at cost	$505,343,852	$2,171,530,939	$289,050,523	$174,106,514	$503,453,953	$858,701,963

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/EQUITY 500 INDEX*	EQ/FRANKLIN BALANCED MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$129,071,152	$72,665,707	$894,572,555	$1,210,032,098	$2,056,983,874	$634,097,121
Receivable for shares of the Portfolios sold	5,432	5,016	13,907	411,868	321,054	29,546

Total assets	129,076,584	72,670,723	894,586,462	1,210,443,966	2,057,304,928	634,126,667

Liabilities:
Payable for policy-related transactions	5,432	5,016	13,908	411,868	321,054	29,546

Total liabilities	5,432	5,016	13,908	411,868	321,054	29,546

Net Assets	$129,071,152	$72,665,707	$894,572,554	$1,210,032,098	$2,056,983,874	$634,097,121

Net Assets:
Accumulation unit values	$129,062,331	$72,659,289	$894,482,382	$1,209,861,003	$2,056,845,295	$634,016,300
Retained by AXA Equitable in Separate Account No. 49	8,821	6,418	90,172	171,095	138,579	80,821

Total Net Assets	$129,071,152	$72,665,707	$894,572,554	$1,210,032,098	$2,056,983,874	$634,097,121

Investments in shares of the Portfolios, at cost	$111,167,026	$70,067,220	$897,998,496	$1,196,616,029	$1,379,221,068	$588,439,480

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$108,134,070	$1,003,645,240	$818,563,972	$638,296,379	$158,449,898	$845,154,889
Receivable for shares of the Portfolios sold	22,672	51,168	128,547	471,146	45,499	124,232

Total assets	108,156,742	1,003,696,408	818,692,519	638,767,525	158,495,397	845,279,121

Liabilities:
Payable for policy-related transactions	22,672	51,168	128,547	471,146	45,499	124,231

Total liabilities	22,672	51,168	128,547	471,146	45,499	124,231

Net Assets	$108,134,070	$1,003,645,240	$818,563,972	$638,296,379	$158,449,898	$845,154,890

Net Assets:
Accumulation unit values	$108,126,980	$1,003,495,945	$818,537,892	$638,272,606	$158,441,726	$845,097,502
Retained by AXA Equitable in Separate Account No. 49	7,090	149,295	26,080	23,773	8,172	57,388

Total Net Assets	$108,134,070	$1,003,645,240	$818,563,972	$638,296,379	$158,449,898	$845,154,890

Investments in shares of the Portfolios, at cost	$105,339,341	$940,462,054	$645,035,325	$478,253,696	$156,857,497	$702,842,070

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/JANUS ENTERPRISE*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$650,654,557	$389,886,239	$465,009,116	$1,500,757,938	$761,949,743	$3,062,935,781
Receivable for shares of the Portfolios sold	271,518	121,390	120,367	194,026	1,065,641	481,373

Total assets	650,926,075	390,007,629	465,129,483	1,500,951,964	763,015,384	3,063,417,154

Liabilities:
Payable for policy-related transactions	271,518	121,390	120,366	194,026	1,065,642	481,373

Total liabilities	271,518	121,390	120,366	194,026	1,065,642	481,373

Net Assets	$650,654,557	$389,886,239	$465,009,117	$1,500,757,938	$761,949,742	$3,062,935,781

Net Assets:
Accumulation unit values	$650,621,755	$389,696,159	$464,970,120	$1,500,468,079	$761,787,590	$3,062,780,706
Retained by AXA Equitable in Separate Account No. 49	32,802	190,080	38,997	289,859	162,152	155,075

Total Net Assets	$650,654,557	$389,886,239	$465,009,117	$1,500,757,938	$761,949,742	$3,062,935,781

Investments in shares of the Portfolios, at cost	$591,543,051	$344,175,132	$402,171,050	$1,184,036,018	$613,350,364	$2,205,453,153

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$452,422,962	$2,402,370,946	$839,825,653	$1,080,796,032	$3,949,367,747	$672,452,802
Receivable for shares of the Portfolios sold	227,894	700,690	234,634	158,457	717,562	64,781

Total assets	452,650,856	2,403,071,636	840,060,287	1,080,954,489	3,950,085,309	672,517,583

Liabilities:
Payable for policy-related transactions	227,894	700,690	234,634	158,457	717,563	64,781

Total liabilities	227,894	700,690	234,634	158,457	717,563	64,781

Net Assets	$452,422,962	$2,402,370,946	$839,825,653	$1,080,796,032	$3,949,367,746	$672,452,802

Net Assets:
Accumulation unit values	$452,360,546	$2,402,264,532	$839,769,689	$1,080,688,732	$3,949,020,220	$672,322,997
Retained by AXA Equitable in Separate Account No. 49	62,416	106,414	55,964	107,300	347,526	129,805

Total Net Assets	$452,422,962	$2,402,370,946	$839,825,653	$1,080,796,032	$3,949,367,746	$672,452,802

Investments in shares of the Portfolios, at cost	$410,203,195	$1,880,558,483	$701,163,983	$884,818,639	$3,838,506,355	$526,396,569

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY*	MULTIMANAGER TECHNOLOGY*
Assets:
Investments in shares of the Portfolios, at fair value	$6,751,693,906	$747,077,628	$803,713,832	$501,766,437	$243,981,005	$691,359,134
Receivable for shares of the Portfolios sold	1,834,243	—	1,750,916	31,500	23,087	—
Receivable for policy-related transactions	—	92,305,531	—	—	—	1,833,594

Total assets	6,753,528,149	839,383,159	805,464,748	501,797,937	244,004,092	693,192,728

Liabilities:
Payable for shares of the Portfolios purchased	—	92,305,531	—	—	—	1,833,594
Payable for policy-related transactions	1,834,243	—	1,750,916	31,500	23,087	—

Total liabilities	1,834,243	92,305,531	1,750,916	31,500	23,087	1,833,594

Net Assets	$6,751,693,906	$747,077,628	$803,713,832	$501,766,437	$243,981,005	$691,359,134

Net Assets:
Accumulation unit values	$6,751,187,028	$747,014,821	$803,701,413	$501,743,396	$243,963,557	$691,308,944
Retained by AXA Equitable in Separate Account No. 49	506,878	62,807	12,419	23,041	17,448	50,190

Total Net Assets	$6,751,693,906	$747,077,628	$803,713,832	$501,766,437	$243,981,005	$691,359,134

Investments in shares of the Portfolios, at cost	$6,417,846,737	$747,082,122	$787,513,785	$511,649,769	$237,589,246	$544,813,534

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held
1290 VT GAMCO MERGERS & ACQUISITIONS	IB	10,981,550

1290 VT GAMCO SMALL COMPANY VALUE	IB	13,027,220

1290 VT SOCIALLY RESPONSIBLE	IB	6,059,866

EQ/400 MANAGED VOLATILITY	IB	13,175,058

EQ/2000 MANAGED VOLATILITY	IB	22,337,210

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	47,479,164

EQ/AB SMALL CAP GROWTH	IB	29,072,011

EQ/AGGRESSIVE ALLOCATION	B	201,289,242

EQ/BALANCED STRATEGY	IB	21,988,840

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	23,264,150

EQ/COMMON STOCK INDEX	IB	23,140,446

EQ/CONSERVATIVE ALLOCATION	B	90,691,176

EQ/CONSERVATIVE GROWTH STRATEGY	IB	8,702,614

EQ/CONSERVATIVE STRATEGY	IB	5,880,597

EQ/CONSERVATIVE-PLUS ALLOCATION	B	91,839,860

EQ/CORE BOND INDEX	IB	119,819,385

EQ/EQUITY 500 INDEX	IB	40,534,890

EQ/FRANKLIN BALANCED MANAGED VOLATILITY	IB	56,474,594

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	6,932,606

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	IB	110,329,706

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	45,741,539

EQ/GROWTH STRATEGY	IB	33,016,894

EQ/INTERMEDIATE GOVERNMENT BOND	IB	15,349,623

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	75,722,946

EQ/INTERNATIONAL EQUITY INDEX	IB	67,066,679

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	29,020,229

EQ/JANUS ENTERPRISE	IB	22,041,811

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	133,245,127

EQ/LARGE CAP GROWTH INDEX	IB	47,260,067

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	87,644,396

EQ/LARGE CAP VALUE INDEX	IB	49,341,097

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	131,618,207

EQ/MID CAP INDEX	IB	58,293,266

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	66,303,622

EQ/MODERATE ALLOCATION	B	283,287,137

EQ/MODERATE GROWTH STRATEGY	IB	37,861,359

EQ/MODERATE-PLUS ALLOCATION	B	608,776,046

EQ/MONEY MARKET	IB	747,073,363

The accompanying notes are an integral part of these financial statements.

FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Share Class**	Portfolio Shares Held
EQ/QUALITY BOND PLUS	IB	93,042,079

EQ/SMALL COMPANY INDEX	IB	45,696,256

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	IB	20,595,964

MULTIMANAGER TECHNOLOGY	IB	23,335,701

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT GAMCO MERGERS & ACQUISITIONS	1.20%	IB	$16.56	278
1290 VT GAMCO MERGERS & ACQUISITIONS	1.25%	IB	$16.43	1,174
1290 VT GAMCO MERGERS & ACQUISITIONS	1.30%	IB	$16.02	1,377
1290 VT GAMCO MERGERS & ACQUISITIONS	1.35%	IB	$16.19	62
1290 VT GAMCO MERGERS & ACQUISITIONS	1.40%	IB	$16.07	654
1290 VT GAMCO MERGERS & ACQUISITIONS	1.50%	IB	$15.83	1,318
1290 VT GAMCO MERGERS & ACQUISITIONS	1.55%	IB	$15.72	1,201
1290 VT GAMCO MERGERS & ACQUISITIONS	1.60%	IB	$15.60	153
1290 VT GAMCO MERGERS & ACQUISITIONS	1.65%	IB	$15.48	1,984
1290 VT GAMCO MERGERS & ACQUISITIONS	1.70%	IB	$15.37	125
1290 VT GAMCO MERGERS & ACQUISITIONS	1.80%	IB	$15.14	2

1290 VT GAMCO SMALL COMPANY VALUE	1.20%	IB	$78.76	391
1290 VT GAMCO SMALL COMPANY VALUE	1.25%	IB	$77.52	1,110
1290 VT GAMCO SMALL COMPANY VALUE	1.30%	IB	$118.31	1,236
1290 VT GAMCO SMALL COMPANY VALUE	1.35%	IB	$75.09	132
1290 VT GAMCO SMALL COMPANY VALUE	1.40%	IB	$73.91	760
1290 VT GAMCO SMALL COMPANY VALUE	1.50%	IB	$71.59	1,817
1290 VT GAMCO SMALL COMPANY VALUE	1.55%	IB	$70.45	1,975
1290 VT GAMCO SMALL COMPANY VALUE	1.60%	IB	$69.34	155
1290 VT GAMCO SMALL COMPANY VALUE	1.65%	IB	$68.24	2,207
1290 VT GAMCO SMALL COMPANY VALUE	1.70%	IB	$67.16	301
1290 VT GAMCO SMALL COMPANY VALUE	1.80%	IB	$65.05	2
1290 VT GAMCO SMALL COMPANY VALUE	1.90%	IB	$63.00	5

1290 VT SOCIALLY RESPONSIBLE	1.20%	IB	$20.92	237
1290 VT SOCIALLY RESPONSIBLE	1.25%	IB	$27.25	435
1290 VT SOCIALLY RESPONSIBLE	1.30%	IB	$26.97	370
1290 VT SOCIALLY RESPONSIBLE	1.35%	IB	$20.29	85
1290 VT SOCIALLY RESPONSIBLE	1.40%	IB	$20.08	386
1290 VT SOCIALLY RESPONSIBLE	1.50%	IB	$26.15	575
1290 VT SOCIALLY RESPONSIBLE	1.55%	IB	$19.46	569
1290 VT SOCIALLY RESPONSIBLE	1.60%	IB	$19.26	120
1290 VT SOCIALLY RESPONSIBLE	1.65%	IB	$25.51	647
1290 VT SOCIALLY RESPONSIBLE	1.70%	IB	$18.87	172
1290 VT SOCIALLY RESPONSIBLE	1.80%	IB	$18.48	1

EQ/400 MANAGED VOLATILITY	1.20%	IB	$16.69	1,821
EQ/400 MANAGED VOLATILITY	1.25%	IB	$16.63	1,850

The accompanying notes are an integral part of these financial statements.

FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/400 MANAGED VOLATILITY	1.30%	IB	$16.58	1,738
EQ/400 MANAGED VOLATILITY	1.35%	IB	$16.52	179
EQ/400 MANAGED VOLATILITY	1.40%	IB	$16.47	2,891
EQ/400 MANAGED VOLATILITY	1.50%	IB	$16.36	2,254
EQ/400 MANAGED VOLATILITY	1.55%	IB	$16.30	1,674
EQ/400 MANAGED VOLATILITY	1.60%	IB	$16.25	1,059
EQ/400 MANAGED VOLATILITY	1.65%	IB	$16.19	3,551
EQ/400 MANAGED VOLATILITY	1.70%	IB	$16.14	447
EQ/400 MANAGED VOLATILITY	1.80%	IB	$16.03	7
EQ/400 MANAGED VOLATILITY	1.90%	IB	$15.92	2

EQ/2000 MANAGED VOLATILITY	0.95%	IB	$16.80	1
EQ/2000 MANAGED VOLATILITY	1.20%	IB	$16.52	2,679
EQ/2000 MANAGED VOLATILITY	1.25%	IB	$16.47	3,825
EQ/2000 MANAGED VOLATILITY	1.30%	IB	$16.41	2,504
EQ/2000 MANAGED VOLATILITY	1.35%	IB	$16.36	1,134
EQ/2000 MANAGED VOLATILITY	1.40%	IB	$16.30	3,420
EQ/2000 MANAGED VOLATILITY	1.50%	IB	$16.19	4,695
EQ/2000 MANAGED VOLATILITY	1.55%	IB	$16.14	2,916
EQ/2000 MANAGED VOLATILITY	1.60%	IB	$16.08	1,582
EQ/2000 MANAGED VOLATILITY	1.65%	IB	$16.03	5,015
EQ/2000 MANAGED VOLATILITY	1.70%	IB	$15.97	532
EQ/2000 MANAGED VOLATILITY	1.80%	IB	$15.87	25
EQ/2000 MANAGED VOLATILITY	1.90%	IB	$15.76	3

EQ/AB SHORT DURATION GOVERNMENT BOND	1.20%	IB	$9.46	1,570
EQ/AB SHORT DURATION GOVERNMENT BOND	1.25%	IB	$9.43	5,528
EQ/AB SHORT DURATION GOVERNMENT BOND	1.30%	IB	$9.40	7,473
EQ/AB SHORT DURATION GOVERNMENT BOND	1.35%	IB	$9.36	668
EQ/AB SHORT DURATION GOVERNMENT BOND	1.40%	IB	$9.33	3,107
EQ/AB SHORT DURATION GOVERNMENT BOND	1.50%	IB	$9.27	7,400
EQ/AB SHORT DURATION GOVERNMENT BOND	1.55%	IB	$9.24	5,960
EQ/AB SHORT DURATION GOVERNMENT BOND	1.60%	IB	$9.21	1,702
EQ/AB SHORT DURATION GOVERNMENT BOND	1.65%	IB	$9.18	15,623
EQ/AB SHORT DURATION GOVERNMENT BOND	1.70%	IB	$9.15	1,448
EQ/AB SHORT DURATION GOVERNMENT BOND	1.80%	IB	$9.08	12
EQ/AB SHORT DURATION GOVERNMENT BOND	1.90%	IB	$9.02	4

EQ/AB SMALL CAP GROWTH	0.95%	IB	$50.56	2
EQ/AB SMALL CAP GROWTH	1.20%	IB	$47.74	726
EQ/AB SMALL CAP GROWTH	1.25%	IB	$36.95	1,265
EQ/AB SMALL CAP GROWTH	1.30%	IB	$36.52	1,650
EQ/AB SMALL CAP GROWTH	1.35%	IB	$46.12	535
EQ/AB SMALL CAP GROWTH	1.40%	IB	$45.60	1,164
EQ/AB SMALL CAP GROWTH	1.50%	IB	$35.45	2,039
EQ/AB SMALL CAP GROWTH	1.55%	IB	$44.05	1,481
EQ/AB SMALL CAP GROWTH	1.60%	IB	$43.55	528
EQ/AB SMALL CAP GROWTH	1.65%	IB	$34.58	2,536
EQ/AB SMALL CAP GROWTH	1.70%	IB	$42.56	294
EQ/AB SMALL CAP GROWTH	1.80%	IB	$41.58	4
EQ/AB SMALL CAP GROWTH	1.90%	IB	$40.63	—

EQ/AGGRESSIVE ALLOCATION	1.15%	B	$21.41	457
EQ/AGGRESSIVE ALLOCATION	1.20%	B	$21.24	1,753

The accompanying notes are an integral part of these financial statements.

FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/AGGRESSIVE ALLOCATION	1.25%	B	$23.37	8,491
EQ/AGGRESSIVE ALLOCATION	1.30%	B	$22.05	25,877
EQ/AGGRESSIVE ALLOCATION	1.35%	B	$20.73	441
EQ/AGGRESSIVE ALLOCATION	1.40%	B	$20.56	1,727
EQ/AGGRESSIVE ALLOCATION	1.50%	B	$22.42	8,655
EQ/AGGRESSIVE ALLOCATION	1.55%	B	$20.07	17,930
EQ/AGGRESSIVE ALLOCATION	1.60%	B	$19.91	664
EQ/AGGRESSIVE ALLOCATION	1.65%	B	$21.87	37,498
EQ/AGGRESSIVE ALLOCATION	1.70%	B	$21.69	2,702
EQ/AGGRESSIVE ALLOCATION	1.70%	B	$21.69	359
EQ/AGGRESSIVE ALLOCATION	1.90%	B	$18.97	31

EQ/BALANCED STRATEGY	1.15%	IB	$11.36	155
EQ/BALANCED STRATEGY	1.30%	IB	$17.54	13,548
EQ/BALANCED STRATEGY	1.35%	IB	$11.32	20
EQ/BALANCED STRATEGY	1.55%	IB	$17.08	3,540
EQ/BALANCED STRATEGY	1.65%	IB	$16.89	2,949
EQ/BALANCED STRATEGY	1.70%	IB	$16.80	197

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.20%	IB	$18.92	214
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.25%	IB	$18.79	1,016
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.30%	IB	$18.67	1,790
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.35%	IB	$18.54	69
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.40%	IB	$18.42	307
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.50%	IB	$18.17	674
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.55%	IB	$18.05	1,179
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.60%	IB	$17.93	166
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.65%	IB	$17.80	3,586
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.70%	IB	$17.68	350

EQ/COMMON STOCK INDEX	0.95%	IB	$658.08	—
EQ/COMMON STOCK INDEX	1.20%	IB	$588.92	99
EQ/COMMON STOCK INDEX	1.25%	IB	$29.00	3,378
EQ/COMMON STOCK INDEX	1.30%	IB	$28.33	2,933
EQ/COMMON STOCK INDEX	1.35%	IB	$550.92	145
EQ/COMMON STOCK INDEX	1.40%	IB	$538.79	165
EQ/COMMON STOCK INDEX	1.50%	IB	$27.82	5,886
EQ/COMMON STOCK INDEX	1.55%	IB	$503.96	213
EQ/COMMON STOCK INDEX	1.60%	IB	$492.85	74
EQ/COMMON STOCK INDEX	1.65%	IB	$27.14	4,241
EQ/COMMON STOCK INDEX	1.70%	IB	$471.38	24
EQ/COMMON STOCK INDEX	1.80%	IB	$450.76	1
EQ/COMMON STOCK INDEX	1.90%	IB	$431.04	1

EQ/CONSERVATIVE ALLOCATION	0.95%	B	$14.30	12
EQ/CONSERVATIVE ALLOCATION	1.15%	B	$13.85	168
EQ/CONSERVATIVE ALLOCATION	1.20%	B	$13.74	2,249
EQ/CONSERVATIVE ALLOCATION	1.25%	B	$14.30	4,828
EQ/CONSERVATIVE ALLOCATION	1.30%	B	$14.18	10,464
EQ/CONSERVATIVE ALLOCATION	1.35%	B	$13.41	1,065
EQ/CONSERVATIVE ALLOCATION	1.40%	B	$13.31	3,998
EQ/CONSERVATIVE ALLOCATION	1.50%	B	$13.72	7,869
EQ/CONSERVATIVE ALLOCATION	1.55%	B	$12.99	9,598
EQ/CONSERVATIVE ALLOCATION	1.60%	B	$12.88	2,005

The accompanying notes are an integral part of these financial statements.

FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CONSERVATIVE ALLOCATION	1.65%	B	$13.38	18,620
EQ/CONSERVATIVE ALLOCATION	1.70%	B	$13.27	1,885
EQ/CONSERVATIVE ALLOCATION	1.70%	B	$13.27	184
EQ/CONSERVATIVE ALLOCATION	1.80%	B	$12.47	24

EQ/CONSERVATIVE GROWTH STRATEGY	1.30%	IB	$16.02	4,440
EQ/CONSERVATIVE GROWTH STRATEGY	1.55%	IB	$15.59	1,817
EQ/CONSERVATIVE GROWTH STRATEGY	1.65%	IB	$15.43	1,798
EQ/CONSERVATIVE GROWTH STRATEGY	1.70%	IB	$15.35	120

EQ/CONSERVATIVE STRATEGY	1.30%	IB	$12.99	3,310
EQ/CONSERVATIVE STRATEGY	1.55%	IB	$12.64	1,192
EQ/CONSERVATIVE STRATEGY	1.65%	IB	$12.51	1,051
EQ/CONSERVATIVE STRATEGY	1.70%	IB	$12.44	116

EQ/CONSERVATIVE-PLUS ALLOCATION	1.15%	B	$15.65	191
EQ/CONSERVATIVE-PLUS ALLOCATION	1.20%	B	$15.53	1,813
EQ/CONSERVATIVE-PLUS ALLOCATION	1.25%	B	$16.42	6,091
EQ/CONSERVATIVE-PLUS ALLOCATION	1.30%	B	$16.28	9,724
EQ/CONSERVATIVE-PLUS ALLOCATION	1.35%	B	$15.16	666
EQ/CONSERVATIVE-PLUS ALLOCATION	1.40%	B	$15.04	3,060
EQ/CONSERVATIVE-PLUS ALLOCATION	1.50%	B	$15.75	7,742
EQ/CONSERVATIVE-PLUS ALLOCATION	1.55%	B	$14.68	8,651
EQ/CONSERVATIVE-PLUS ALLOCATION	1.60%	B	$14.56	1,309
EQ/CONSERVATIVE-PLUS ALLOCATION	1.65%	B	$15.37	16,527
EQ/CONSERVATIVE-PLUS ALLOCATION	1.70%	B	$15.24	1,603
EQ/CONSERVATIVE-PLUS ALLOCATION	1.70%	B	$15.24	119
EQ/CONSERVATIVE-PLUS ALLOCATION	1.80%	B	$14.10	41
EQ/CONSERVATIVE-PLUS ALLOCATION	1.90%	B	$13.87	9

EQ/CORE BOND INDEX	0.25%	IB	$10.63	39
EQ/CORE BOND INDEX	0.65%	IB	$11.12	25
EQ/CORE BOND INDEX	0.95%	IB	$16.05	3
EQ/CORE BOND INDEX	1.20%	IB	$15.18	6,181
EQ/CORE BOND INDEX	1.25%	IB	$10.52	833
EQ/CORE BOND INDEX	1.25%	IB	$11.31	12,538
EQ/CORE BOND INDEX	1.30%	IB	$11.18	13,420
EQ/CORE BOND INDEX	1.35%	IB	$14.69	2,191
EQ/CORE BOND INDEX	1.40%	IB	$14.52	9,077
EQ/CORE BOND INDEX	1.50%	IB	$10.85	16,600
EQ/CORE BOND INDEX	1.55%	IB	$14.04	11,662
EQ/CORE BOND INDEX	1.60%	IB	$13.89	4,097
EQ/CORE BOND INDEX	1.65%	IB	$9.88	44
EQ/CORE BOND INDEX	1.65%	IB	$10.58	20,715
EQ/CORE BOND INDEX	1.70%	IB	$13.58	2,183
EQ/CORE BOND INDEX	1.80%	IB	$13.28	46
EQ/CORE BOND INDEX	1.90%	IB	$12.99	4

EQ/EQUITY 500 INDEX	0.25%	IB	$13.88	6
EQ/EQUITY 500 INDEX	0.65%	IB	$30.50	29
EQ/EQUITY 500 INDEX	0.95%	IB	$77.37	2
EQ/EQUITY 500 INDEX	1.20%	IB	$72.48	2,106
EQ/EQUITY 500 INDEX	1.25%	IB	$28.84	1,109
EQ/EQUITY 500 INDEX	1.25%	IB	$32.38	6,388
EQ/EQUITY 500 INDEX	1.30%	IB	$31.95	7,746

The accompanying notes are an integral part of these financial statements.

FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/EQUITY 500 INDEX	1.35%	IB	$69.69	1,035
EQ/EQUITY 500 INDEX	1.40%	IB	$68.78	3,018
EQ/EQUITY 500 INDEX	1.50%	IB	$31.07	8,075
EQ/EQUITY 500 INDEX	1.55%	IB	$66.13	3,449
EQ/EQUITY 500 INDEX	1.60%	IB	$65.27	1,702
EQ/EQUITY 500 INDEX	1.65%	IB	$22.21	134
EQ/EQUITY 500 INDEX	1.65%	IB	$30.30	14,970
EQ/EQUITY 500 INDEX	1.70%	IB	$63.58	1,363
EQ/EQUITY 500 INDEX	1.80%	IB	$61.93	59
EQ/EQUITY 500 INDEX	1.90%	IB	$60.32	4

EQ/FRANKLIN BALANCED MANAGED VOLATILITY	0.95%	IB	$16.60	6
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.20%	IB	$16.05	1,492
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.25%	IB	$15.94	3,989
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.30%	IB	$15.84	6,525
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.35%	IB	$15.73	575
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.40%	IB	$15.62	2,762
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.50%	IB	$15.41	5,194
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.55%	IB	$15.31	5,773
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.60%	IB	$15.21	1,183
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.65%	IB	$15.11	12,047
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.70%	IB	$15.00	1,463
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	1.80%	IB	$14.80	31

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	0.95%	IB	$19.52	—
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.20%	IB	$18.87	184
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.25%	IB	$18.74	255
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.30%	IB	$18.62	1,602
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.35%	IB	$18.49	70
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.40%	IB	$18.37	194
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.50%	IB	$18.12	374
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.55%	IB	$18.00	993
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.60%	IB	$17.88	75
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.65%	IB	$17.76	1,995
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.70%	IB	$17.64	214

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	0.95%	IB	$14.82	3
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.15%	IB	$14.45	352
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.20%	IB	$14.36	723
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.25%	IB	$14.27	2,385
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.30%	IB	$14.17	19,840
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.35%	IB	$14.08	270
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.40%	IB	$13.99	1,443
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.50%	IB	$13.82	3,273
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.55%	IB	$13.73	12,007

The accompanying notes are an integral part of these financial statements.

FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.60%	IB	$13.64	656
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.65%	IB	$13.55	29,582
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.70%	IB	$13.47	2,134
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	1.80%	IB	$13.29	4

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.95%	IB	$31.33	1
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.20%	IB	$29.60	1,206
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.25%	IB	$38.34	2,539
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.30%	IB	$37.90	3,560
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.35%	IB	$28.62	514
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.40%	IB	$28.29	2,225
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.50%	IB	$36.78	3,858
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.55%	IB	$27.35	4,557
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.60%	IB	$27.04	682
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.65%	IB	$35.88	4,766
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.70%	IB	$26.43	626
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.80%	IB	$25.83	15
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.90%	IB	$25.25	1

EQ/GROWTH STRATEGY	1.30%	IB	$21.38	15,463
EQ/GROWTH STRATEGY	1.55%	IB	$20.82	6,603
EQ/GROWTH STRATEGY	1.65%	IB	$20.59	7,840
EQ/GROWTH STRATEGY	1.70%	IB	$20.48	424

EQ/INTERMEDIATE GOVERNMENT BOND	1.20%	IB	$21.11	648
EQ/INTERMEDIATE GOVERNMENT BOND	1.25%	IB	$11.19	909
EQ/INTERMEDIATE GOVERNMENT BOND	1.30%	IB	$11.03	2,690
EQ/INTERMEDIATE GOVERNMENT BOND	1.35%	IB	$20.21	129
EQ/INTERMEDIATE GOVERNMENT BOND	1.40%	IB	$19.92	997
EQ/INTERMEDIATE GOVERNMENT BOND	1.50%	IB	$10.74	1,269
EQ/INTERMEDIATE GOVERNMENT BOND	1.55%	IB	$19.06	1,326
EQ/INTERMEDIATE GOVERNMENT BOND	1.60%	IB	$18.79	397
EQ/INTERMEDIATE GOVERNMENT BOND	1.65%	IB	$10.47	3,057
EQ/INTERMEDIATE GOVERNMENT BOND	1.70%	IB	$18.25	224

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.95%	IB	$16.70	11
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.20%	IB	$15.84	3,530
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.25%	IB	$18.31	5,780
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.30%	IB	$18.12	6,955
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.35%	IB	$15.35	721
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.40%	IB	$15.19	4,531
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.50%	IB	$17.57	6,340
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.55%	IB	$14.72	7,582
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.60%	IB	$14.57	2,669
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.65%	IB	$17.14	11,396
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.70%	IB	$14.27	1,379
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.80%	IB	$13.97	18
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.90%	IB	$13.68	1

EQ/INTERNATIONAL EQUITY INDEX	0.95%	IB	$18.52	1
EQ/INTERNATIONAL EQUITY INDEX	1.20%	IB	$17.40	2,290

The accompanying notes are an integral part of these financial statements.

FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INTERNATIONAL EQUITY INDEX	1.25%	IB	$16.73	4,670
EQ/INTERNATIONAL EQUITY INDEX	1.30%	IB	$16.52	5,615
EQ/INTERNATIONAL EQUITY INDEX	1.35%	IB	$16.76	606
EQ/INTERNATIONAL EQUITY INDEX	1.40%	IB	$16.55	3,319
EQ/INTERNATIONAL EQUITY INDEX	1.50%	IB	$16.05	5,829
EQ/INTERNATIONAL EQUITY INDEX	1.55%	IB	$15.93	4,923
EQ/INTERNATIONAL EQUITY INDEX	1.60%	IB	$15.74	1,442
EQ/INTERNATIONAL EQUITY INDEX	1.65%	IB	$15.66	9,669
EQ/INTERNATIONAL EQUITY INDEX	1.70%	IB	$15.35	1,854
EQ/INTERNATIONAL EQUITY INDEX	1.80%	IB	$14.96	14
EQ/INTERNATIONAL EQUITY INDEX	1.90%	IB	$14.59	1

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	0.95%	IB	$24.55	2
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.20%	IB	$23.18	1,170
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.25%	IB	$17.96	2,547
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.30%	IB	$17.75	2,554
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.35%	IB	$22.39	1,250
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.40%	IB	$22.14	1,617
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.50%	IB	$17.23	3,299
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.55%	IB	$21.39	2,562
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.60%	IB	$21.14	728
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.65%	IB	$16.81	4,263
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.70%	IB	$20.66	422
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.80%	IB	$20.19	18
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.90%	IB	$19.73	2

EQ/JANUS ENTERPRISE	0.95%	IB	$34.01	2
EQ/JANUS ENTERPRISE	1.20%	IB	$32.77	519
EQ/JANUS ENTERPRISE	1.25%	IB	$32.53	1,512
EQ/JANUS ENTERPRISE	1.30%	IB	$32.28	2,432
EQ/JANUS ENTERPRISE	1.35%	IB	$32.05	130
EQ/JANUS ENTERPRISE	1.40%	IB	$31.81	987
EQ/JANUS ENTERPRISE	1.50%	IB	$31.34	2,238
EQ/JANUS ENTERPRISE	1.55%	IB	$31.11	2,668
EQ/JANUS ENTERPRISE	1.60%	IB	$30.87	271
EQ/JANUS ENTERPRISE	1.65%	IB	$30.65	3,622
EQ/JANUS ENTERPRISE	1.70%	IB	$30.42	397
EQ/JANUS ENTERPRISE	1.80%	IB	$29.97	3

EQ/LARGE CAP CORE MANAGED VOLATILITY	0.95%	IB	$23.97	15
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.20%	IB	$22.73	6,077
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.25%	IB	$28.98	5,541
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.30%	IB	$28.67	5,803
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.35%	IB	$22.01	3,664
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.40%	IB	$21.78	7,480
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.50%	IB	$27.80	5,352
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.55%	IB	$21.10	7,423
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.60%	IB	$20.87	5,774
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.65%	IB	$27.12	12,155
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.70%	IB	$20.43	1,694
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.80%	IB	$20.00	62
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.90%	IB	$19.58	8

The accompanying notes are an integral part of these financial statements.

FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/LARGE CAP GROWTH INDEX	0.95%	IB	$24.33	4
EQ/LARGE CAP GROWTH INDEX	1.20%	IB	$23.09	1,829
EQ/LARGE CAP GROWTH INDEX	1.25%	IB	$40.06	1,928
EQ/LARGE CAP GROWTH INDEX	1.30%	IB	$39.64	2,731
EQ/LARGE CAP GROWTH INDEX	1.35%	IB	$22.37	1,041
EQ/LARGE CAP GROWTH INDEX	1.40%	IB	$22.14	3,075
EQ/LARGE CAP GROWTH INDEX	1.50%	IB	$38.44	2,638
EQ/LARGE CAP GROWTH INDEX	1.55%	IB	$21.45	5,210
EQ/LARGE CAP GROWTH INDEX	1.60%	IB	$21.23	1,875
EQ/LARGE CAP GROWTH INDEX	1.65%	IB	$37.50	4,432
EQ/LARGE CAP GROWTH INDEX	1.70%	IB	$20.79	1,105
EQ/LARGE CAP GROWTH INDEX	1.80%	IB	$20.36	21
EQ/LARGE CAP GROWTH INDEX	1.90%	IB	$19.93	2

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	0.95%	IB	$46.33	8
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.20%	IB	$43.75	5,052
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.25%	IB	$37.08	9,265
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.30%	IB	$36.65	10,663
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.35%	IB	$42.27	2,570
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.40%	IB	$41.78	7,649
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.50%	IB	$35.58	12,173
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.55%	IB	$40.37	9,542
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.60%	IB	$39.91	3,706
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.65%	IB	$34.70	18,662
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.70%	IB	$39.00	1,628
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.80%	IB	$38.11	32
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.90%	IB	$37.24	8

EQ/LARGE CAP VALUE INDEX	0.95%	IB	$13.73	—
EQ/LARGE CAP VALUE INDEX	1.20%	IB	$13.24	1,231
EQ/LARGE CAP VALUE INDEX	1.25%	IB	$13.15	4,062
EQ/LARGE CAP VALUE INDEX	1.30%	IB	$13.05	5,334
EQ/LARGE CAP VALUE INDEX	1.35%	IB	$13.15	305
EQ/LARGE CAP VALUE INDEX	1.40%	IB	$12.87	1,841
EQ/LARGE CAP VALUE INDEX	1.50%	IB	$12.68	4,942
EQ/LARGE CAP VALUE INDEX	1.55%	IB	$12.59	4,596
EQ/LARGE CAP VALUE INDEX	1.60%	IB	$12.50	693
EQ/LARGE CAP VALUE INDEX	1.65%	IB	$12.41	10,673
EQ/LARGE CAP VALUE INDEX	1.70%	IB	$12.32	1,913
EQ/LARGE CAP VALUE INDEX	1.80%	IB	$12.14	6

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.95%	IB	$28.10	8
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.20%	IB	$26.58	8,332
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.25%	IB	$22.21	13,176
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.30%	IB	$21.96	12,008
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.35%	IB	$25.71	3,853
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.40%	IB	$25.42	11,984
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.50%	IB	$21.31	16,919
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.55%	IB	$24.59	10,691
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.60%	IB	$24.31	5,480
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.65%	IB	$20.79	19,856
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.70%	IB	$23.78	2,018
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.80%	IB	$23.25	115
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.90%	IB	$22.73	19

The accompanying notes are an integral part of these financial statements.

FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MID CAP INDEX	0.95%	IB	$26.90	—
EQ/MID CAP INDEX	1.20%	IB	$25.62	2,698
EQ/MID CAP INDEX	1.25%	IB	$29.48	3,538
EQ/MID CAP INDEX	1.30%	IB	$29.19	3,386
EQ/MID CAP INDEX	1.35%	IB	$24.88	329
EQ/MID CAP INDEX	1.40%	IB	$24.63	3,633
EQ/MID CAP INDEX	1.50%	IB	$28.29	4,343
EQ/MID CAP INDEX	1.55%	IB	$23.92	4,222
EQ/MID CAP INDEX	1.60%	IB	$23.69	1,625
EQ/MID CAP INDEX	1.65%	IB	$27.59	6,534
EQ/MID CAP INDEX	1.70%	IB	$23.23	1,159
EQ/MID CAP INDEX	1.80%	IB	$22.77	13
EQ/MID CAP INDEX	1.90%	IB	$22.33	—

EQ/MID CAP VALUE MANAGED VOLATILITY	0.95%	IB	$35.38	1
EQ/MID CAP VALUE MANAGED VOLATILITY	1.20%	IB	$33.41	2,610
EQ/MID CAP VALUE MANAGED VOLATILITY	1.25%	IB	$29.28	4,911
EQ/MID CAP VALUE MANAGED VOLATILITY	1.30%	IB	$28.95	4,219
EQ/MID CAP VALUE MANAGED VOLATILITY	1.35%	IB	$32.28	321
EQ/MID CAP VALUE MANAGED VOLATILITY	1.40%	IB	$31.91	3,782
EQ/MID CAP VALUE MANAGED VOLATILITY	1.50%	IB	$28.10	6,643
EQ/MID CAP VALUE MANAGED VOLATILITY	1.55%	IB	$30.83	3,783
EQ/MID CAP VALUE MANAGED VOLATILITY	1.60%	IB	$30.48	1,526
EQ/MID CAP VALUE MANAGED VOLATILITY	1.65%	IB	$27.41	8,009
EQ/MID CAP VALUE MANAGED VOLATILITY	1.70%	IB	$29.78	890
EQ/MID CAP VALUE MANAGED VOLATILITY	1.80%	IB	$29.10	20
EQ/MID CAP VALUE MANAGED VOLATILITY	1.90%	IB	$28.44	3

EQ/MODERATE ALLOCATION	0.95%	B	$78.01	—
EQ/MODERATE ALLOCATION	1.15%	B	$72.84	168
EQ/MODERATE ALLOCATION	1.20%	B	$71.59	1,633
EQ/MODERATE ALLOCATION	1.25%	B	$17.63	23,260
EQ/MODERATE ALLOCATION	1.30%	B	$17.39	47,218
EQ/MODERATE ALLOCATION	1.35%	B	$68.00	488
EQ/MODERATE ALLOCATION	1.40%	B	$66.84	2,875
EQ/MODERATE ALLOCATION	1.50%	B	$16.91	30,087
EQ/MODERATE ALLOCATION	1.55%	B	$63.47	8,576
EQ/MODERATE ALLOCATION	1.60%	B	$62.39	1,242
EQ/MODERATE ALLOCATION	1.65%	B	$16.50	68,967
EQ/MODERATE ALLOCATION	1.70%	B	$60.28	1,553
EQ/MODERATE ALLOCATION	1.80%	B	$58.23	17
EQ/MODERATE ALLOCATION	1.90%	B	$56.25	—

EQ/MODERATE GROWTH STRATEGY	1.30%	IB	$19.75	19,831
EQ/MODERATE GROWTH STRATEGY	1.55%	IB	$19.23	7,923
EQ/MODERATE GROWTH STRATEGY	1.65%	IB	$19.02	6,327
EQ/MODERATE GROWTH STRATEGY	1.70%	IB	$18.92	416

EQ/MODERATE-PLUS ALLOCATION	0.95%	B	$19.99	1
EQ/MODERATE-PLUS ALLOCATION	1.15%	B	$19.36	917
EQ/MODERATE-PLUS ALLOCATION	1.20%	B	$19.20	4,837
EQ/MODERATE-PLUS ALLOCATION	1.25%	B	$21.08	33,870
EQ/MODERATE-PLUS ALLOCATION	1.30%	B	$20.91	66,819
EQ/MODERATE-PLUS ALLOCATION	1.35%	B	$18.74	1,631

The accompanying notes are an integral part of these financial statements.

FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MODERATE-PLUS ALLOCATION	1.40%	B	$18.59	8,348
EQ/MODERATE-PLUS ALLOCATION	1.50%	B	$20.22	37,691
EQ/MODERATE-PLUS ALLOCATION	1.55%	B	$18.15	54,831
EQ/MODERATE-PLUS ALLOCATION	1.60%	B	$18.00	3,145
EQ/MODERATE-PLUS ALLOCATION	1.65%	B	$19.73	118,808
EQ/MODERATE-PLUS ALLOCATION	1.70%	B	$19.56	8,814
EQ/MODERATE-PLUS ALLOCATION	1.70%	B	$19.57	674
EQ/MODERATE-PLUS ALLOCATION	1.80%	B	$17.43	26

EQ/MONEY MARKET	—%	IB	$45.86	10
EQ/MONEY MARKET++	0.65%	IB	$1.02	6,316
EQ/MONEY MARKET++	0.65%	IB	$102.55	138
EQ/MONEY MARKET	0.95%	IB	$31.78	—
EQ/MONEY MARKET	1.15%	IB	$29.40	15
EQ/MONEY MARKET++	1.15%	IB	$29.52	6,817
EQ/MONEY MARKET	1.20%	IB	$28.83	443
EQ/MONEY MARKET++	1.25%	IB	$1.00	141,247
EQ/MONEY MARKET	1.25%	IB	$9.73	2,118
EQ/MONEY MARKET++	1.25%	IB	$100.45	1,288
EQ/MONEY MARKET	1.30%	IB	$9.53	1,610
EQ/MONEY MARKET	1.35%	IB	$27.20	653
EQ/MONEY MARKET++	1.35%	IB	$29.44	531
EQ/MONEY MARKET	1.40%	IB	$26.67	827
EQ/MONEY MARKET	1.50%	IB	$9.33	3,097
EQ/MONEY MARKET	1.55%	IB	$25.15	1,372
EQ/MONEY MARKET	1.55%	IB	$28.07	15
EQ/MONEY MARKET	1.60%	IB	$24.67	572
EQ/MONEY MARKET++	1.65%	IB	$1.00	8,797
EQ/MONEY MARKET	1.65%	IB	$9.11	3,444
EQ/MONEY MARKET++	1.65%	IB	$100.09	262
EQ/MONEY MARKET	1.70%	IB	$23.72	195
EQ/MONEY MARKET	1.80%	IB	$22.81	—

EQ/QUALITY BOND PLUS	1.20%	IB	$17.87	3,578
EQ/QUALITY BOND PLUS	1.25%	IB	$11.47	6,929
EQ/QUALITY BOND PLUS	1.30%	IB	$11.32	10,881
EQ/QUALITY BOND PLUS	1.35%	IB	$17.17	409
EQ/QUALITY BOND PLUS	1.40%	IB	$16.94	5,845
EQ/QUALITY BOND PLUS	1.50%	IB	$11.01	9,642
EQ/QUALITY BOND PLUS	1.55%	IB	$16.28	7,781
EQ/QUALITY BOND PLUS	1.60%	IB	$16.06	1,933
EQ/QUALITY BOND PLUS	1.65%	IB	$10.74	13,530
EQ/QUALITY BOND PLUS	1.70%	IB	$15.64	1,387
EQ/QUALITY BOND PLUS	1.80%	IB	$15.23	17
EQ/QUALITY BOND PLUS	1.90%	IB	$14.83	2

EQ/SMALL COMPANY INDEX	0.95%	IB	$37.51	1
EQ/SMALL COMPANY INDEX	1.20%	IB	$35.48	894
EQ/SMALL COMPANY INDEX	1.25%	IB	$30.26	1,740
EQ/SMALL COMPANY INDEX	1.30%	IB	$29.92	2,548
EQ/SMALL COMPANY INDEX	1.35%	IB	$34.31	276
EQ/SMALL COMPANY INDEX	1.40%	IB	$33.93	1,458
EQ/SMALL COMPANY INDEX	1.50%	IB	$29.04	2,254
EQ/SMALL COMPANY INDEX	1.55%	IB	$32.81	2,229

The accompanying notes are an integral part of these financial statements.

FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2019

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/SMALL COMPANY INDEX	1.60%	IB	$32.45	577
EQ/SMALL COMPANY INDEX	1.65%	IB	$28.32	3,823
EQ/SMALL COMPANY INDEX	1.70%	IB	$31.73	521
EQ/SMALL COMPANY INDEX	1.80%	IB	$31.03	2
EQ/SMALL COMPANY INDEX	1.90%	IB	$30.34	1

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.20%	IB	$14.47	653
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.25%	IB	$14.37	1,492
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.30%	IB	$14.27	2,962
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.35%	IB	$14.18	144
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.40%	IB	$14.08	931
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.50%	IB	$13.89	1,846
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.55%	IB	$13.80	2,287
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.60%	IB	$13.71	366
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.65%	IB	$13.61	5,844
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.70%	IB	$13.52	1,024
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	1.80%	IB	$13.34	1

MULTIMANAGER TECHNOLOGY	0.95%	IB	$42.09	—
MULTIMANAGER TECHNOLOGY	1.20%	IB	$40.22	958
MULTIMANAGER TECHNOLOGY	1.25%	IB	$46.61	1,490
MULTIMANAGER TECHNOLOGY	1.30%	IB	$46.18	2,098
MULTIMANAGER TECHNOLOGY	1.35%	IB	$39.13	209
MULTIMANAGER TECHNOLOGY	1.40%	IB	$38.78	1,854
MULTIMANAGER TECHNOLOGY	1.50%	IB	$44.72	2,516
MULTIMANAGER TECHNOLOGY	1.55%	IB	$37.73	2,845
MULTIMANAGER TECHNOLOGY	1.60%	IB	$37.39	733
MULTIMANAGER TECHNOLOGY	1.65%	IB	$43.62	3,301
MULTIMANAGER TECHNOLOGY	1.70%	IB	$36.71	403
MULTIMANAGER TECHNOLOGY	1.80%	IB	$36.04	9

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a —.
++	This Variable Investment Option is subject to a non-guaranteed fee waiver. If the total return on any given day is negative, the contract charges will be waived in its entirety for such dates.

The accompanying notes are an integral part of these financial statements.

FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2019

	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT SOCIALLY RESPONSIBLE*	EQ/400 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB SHORT DURATION GOVERNMENT BOND*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$5,467,496	$4,445,413	$718,423	$2,648,397	$3,991,763	$8,294,467
Expenses:
Asset-based charges	1,983,722	11,342,015	1,157,087	4,105,314	6,532,944	7,211,162

Net Investment Income (Loss)	3,483,774	(6,896,602)	(438,664)	(1,456,917)	(2,541,181)	1,083,305

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(692,210)	31,852,730	1,602,915	2,816,556	4,150,675	(438,036)
Net realized gain distribution from the Portfolios	2,121,896	19,721,294	1,302,326	7,235,709	18,117,136	—

Net realized gain (loss)	1,429,686	51,574,024	2,905,241	10,052,265	22,267,811	(438,036)

Net change in unrealized appreciation (depreciation) of investments.	4,461,762	103,508,925	16,834,644	48,731,806	70,871,616	4,225,330

Net Realized and Unrealized Gain (Loss) on Investments	5,891,448	155,082,949	19,739,885	58,784,071	93,139,427	3,787,294

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,375,222	$148,186,347	$19,301,221	$57,327,154	$90,598,246	$4,870,599

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2019

	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/BALANCED STRATEGY*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$779,261	$34,168,825	$5,145,705	$555,126	$11,377,555	$13,972,095
Expenses:
Asset-based charges	6,969,864	33,819,362	4,997,556	2,379,879	11,712,471	13,014,740

Net Investment Income (Loss)	(6,190,603)	349,463	148,149	(1,824,753)	(334,916)	957,355

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(5,996,430)	45,009,049	10,720,401	(3,252,399)	57,075,293	(5,135,629)
Net realized gain distribution from the Portfolios	45,932,682	172,482,463	6,303,526	2,384,468	36,384,297	17,695,720

Net realized gain (loss)	39,936,252	217,491,512	17,023,927	(867,931)	93,459,590	12,560,091

Net change in unrealized appreciation (depreciation) of investments.	72,838,354	237,684,624	29,539,698	44,972,818	105,641,114	50,605,205

Net Realized and Unrealized Gain (Loss) on Investments	112,774,606	455,176,136	46,563,625	44,104,887	199,100,704	63,165,296

Net Increase (Decrease) in Net Assets Resulting from Operations	$106,584,003	$455,525,599	$46,711,774	$42,280,134	$198,765,788	$64,122,651

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2019

	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/EQUITY 500 INDEX*	EQ/FRANKLIN BALANCED MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,879,785	$1,085,953	$13,939,211	$22,857,555	$30,193,831	$16,191,596
Expenses:
Asset-based charges	1,905,249	1,065,413	13,366,448	18,053,480	28,657,511	9,449,500

Net Investment Income (Loss)	(25,464)	20,540	572,763	4,804,075	1,536,320	6,742,096

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	3,510,746	814,772	(228,512)	(583,804)	141,306,309	13,949,205
Net realized gain distribution from the Portfolios	1,747,309	423,273	32,505,393	—	38,247,457	12,073,747

Net realized gain (loss)	5,258,055	1,238,045	32,276,881	(583,804)	179,553,766	26,022,952

Net change in unrealized appreciation (depreciation) of investments.	9,444,200	4,055,787	67,146,633	53,125,953	304,472,944	54,373,674

Net Realized and Unrealized Gain (Loss) on Investments	14,702,255	5,293,832	99,423,514	52,542,149	484,026,710	80,396,626

Net Increase (Decrease) in Net Assets Resulting from Operations	$14,676,791	$5,314,372	$99,996,277	$57,346,224	$485,563,030	$87,138,722

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2019

	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$915,734	$19,691,659	$10,367,699	$9,334,335	$2,499,278	$15,920,977
Expenses:
Asset-based charges	1,535,535	15,056,653	11,635,032	9,256,239	2,378,370	12,093,209

Net Investment Income (Loss)	(619,801)	4,635,006	(1,267,333)	78,096	120,908	3,827,768

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	2,320,238	44,405,493	32,550,892	29,335,328	150,845	17,093,227
Net realized gain distribution from the Portfolios	5,826,446	49,136,205	22,106,656	11,530,397	—	14,966,525

Net realized gain (loss)	8,146,684	93,541,698	54,657,548	40,865,725	150,845	32,059,752

Net change in unrealized appreciation (depreciation) of investments.	13,993,949	85,030,845	111,998,095	66,228,818	3,998,244	117,550,128

Net Realized and Unrealized Gain (Loss) on Investments	22,140,633	178,572,543	166,655,643	107,094,543	4,149,089	149,609,880

Net Increase (Decrease) in Net Assets Resulting from Operations	$21,520,832	$183,207,549	$165,388,310	$107,172,639	$4,269,997	$153,437,648

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2019

	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/JANUS ENTERPRISE*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$17,565,896	$8,489,446	$75,300	$18,130,683	$4,427,843	$12,229,759
Expenses:
Asset-based charges	9,222,800	5,507,746	6,633,234	21,167,875	10,534,970	42,984,460

Net Investment Income (Loss)	8,343,096	2,981,700	(6,557,934)	(3,037,192)	(6,107,127)	(30,754,701)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	13,637,695	7,203,985	14,574,937	59,064,606	25,882,942	154,153,002
Net realized gain distribution from the Portfolios	—	8,187,948	28,251,860	93,792,056	51,602,041	234,721,121

Net realized gain (loss)	13,637,695	15,391,933	42,826,797	152,856,662	77,484,983	388,874,123

Net change in unrealized appreciation (depreciation) of investments.	92,876,712	52,654,828	92,204,918	203,096,835	129,539,917	437,896,201

Net Realized and Unrealized Gain (Loss) on Investments	106,514,407	68,046,761	135,031,715	355,953,497	207,024,900	826,770,324

Net Increase (Decrease) in Net Assets Resulting from Operations	$114,857,503	$71,028,461	$128,473,781	$352,916,305	$200,917,773	$796,015,623

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2019

	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$9,488,470	$44,146,119	$8,975,339	$14,233,600	$62,214,759	$9,804,601
Expenses:
Asset-based charges	6,431,113	33,859,064	12,061,231	15,395,556	59,053,647	9,689,014

Net Investment Income (Loss)	3,057,357	10,287,055	(3,085,892)	(1,161,956)	3,161,112	115,587

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	13,522,549	78,647,387	42,133,258	59,988,045	40,966,079	26,405,676
Net realized gain distribution from the Portfolios	23,427,760	138,762,239	32,821,116	58,731,476	183,719,996	15,323,709

Net realized gain (loss)	36,950,309	217,409,626	74,954,374	118,719,521	224,686,075	41,729,385

Net change in unrealized appreciation (depreciation) of investments	50,487,333	261,972,813	98,142,095	111,411,085	286,402,173	60,102,991

Net Realized and Unrealized Gain (Loss) on Investments	87,437,642	479,382,439	173,096,469	230,130,606	511,088,248	101,832,376

Net Increase (Decrease) in Net Assets Resulting from Operations	$90,494,999	$489,669,494	$170,010,577	$228,968,650	$514,249,360	$101,947,963

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2019

	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*	EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY*	MULTIMANAGER TECHNOLOGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$101,707,670	$8,887,411	$12,716,855	$5,228,681	$4,252,228	$970,720
Expenses:
Asset-based charges	100,260,575	7,684,751	12,087,665	7,163,002	3,590,066	9,684,799

Net Investment Income (Loss)	1,447,095	1,202,660	629,190	(1,934,321)	662,162	(8,714,079)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	146,664,525	(12,642)	2,302,983	4,566,816	4,796,885	50,490,465
Net realized gain distribution from the Portfolios	410,670,935	27,383	—	30,003,456	15,045,179	59,557,475

Net realized gain (loss)	557,335,460	14,741	2,302,983	34,570,272	19,842,064	110,047,940

Net change in unrealized appreciation (depreciation) of investments.	550,504,097	(8,537)	30,548,247	67,837,691	21,142,328	93,408,208

Net Realized and Unrealized Gain (Loss) on Investments	1,107,839,557	6,204	32,851,230	102,407,963	40,984,392	203,456,148

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,109,286,652	$1,208,864	$33,480,420	$100,473,642	$41,646,554	$194,742,069

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*		1290 VT SOCIALLY RESPONSIBLE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,483,774	$(101,111)	$(6,896,602)	$(8,434,382)	$(438,664)	$(391,882)
Net realized gain (loss)	1,429,686	4,360,717	51,574,024	87,864,337	2,905,241	3,172,665
Net change in unrealized appreciation (depreciation) of investments	4,461,762	(13,589,362)	103,508,925	(224,416,731)	16,834,644	(6,972,907)

Net increase (decrease) in net assets resulting from operations	9,375,222	(9,329,756)	148,186,347	(144,986,776)	19,301,221	(4,192,124)

From Contractowners Transactions:
Payments received from contractowners	304,489	418,693	1,671,846	1,967,740	200,185	133,263
Transfers between Variable Investment Options including guaranteed interest account, net	(174,880)	584,657	(9,310,631)	(22,606,504)	3,926,378	3,188,514
Redemptions for contract benefits and terminations	(9,902,227)	(10,723,753)	(56,408,026)	(62,919,181)	(5,835,142)	(5,236,346)
Contract maintenance charges	(2,507,695)	(2,581,824)	(13,217,709)	(14,150,062)	(1,213,390)	(1,092,433)

Net increase (decrease) in net assets resulting from contractowners transactions	(12,280,313)	(12,302,227)	(77,264,520)	(97,708,007)	(2,921,969)	(3,007,002)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	(14)	22	8	—	(5)	—

Net Increase (Decrease) in net assets	(2,905,105)	(21,631,961)	70,921,835	(242,694,783)	16,379,247	(7,199,126)
Net Assets — Beginning of Year	135,291,622	156,923,583	709,422,204	952,116,987	68,186,591	75,385,717

Net Assets — End of Year	$132,386,517	$135,291,622	$780,344,039	$709,422,204	$84,565,838	$68,186,591

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/400 MANAGED VOLATILITY*		EQ/2000 MANAGED VOLATILITY*		EQ/AB SHORT DURATION GOVERNMENT BOND*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,456,917)	$(1,839,497)	$(2,541,181)	$(3,839,368)	$1,083,305	$(1,056,693)
Net realized gain (loss)	10,052,265	30,597,894	22,267,811	42,400,907	(438,036)	(1,118,458)
Net change in unrealized appreciation (depreciation) of investments	48,731,806	(69,121,915)	70,871,616	(99,702,849)	4,225,330	270,901

Net increase (decrease) in net assets resulting from operations	57,327,154	(40,363,518)	90,598,246	(61,141,310)	4,870,599	(1,904,250)

From Contractowners Transactions:
Payments received from contractowners	619,490	731,291	1,486,168	1,800,137	5,032,635	3,380,502
Transfers between Variable Investment Options including guaranteed interest account, net .	(308,700)	(6,476,836)	(2,376,650)	(7,454,208)	24,133,902	40,449,873
Redemptions for contract benefits and terminations	(23,800,199)	(28,076,221)	(36,051,337)	(42,805,540)	(51,928,460)	(52,318,983)
Contract maintenance charges	(4,454,779)	(4,766,135)	(6,765,659)	(7,365,109)	(10,071,447)	(9,833,761)

Net increase (decrease) in net assets resulting from contractowners transactions	(27,944,188)	(38,587,901)	(43,707,478)	(55,824,720)	(32,833,370)	(18,322,369)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	—	—	—	5	45	(7)

Increase (Decrease) in Net Assets	29,382,966	(78,951,419)	46,890,768	(116,966,025)	(27,962,726)	(20,226,626)
Net Assets — Beginning of Year	257,456,727	336,408,146	413,983,902	530,949,927	496,837,450	517,064,076

Net Assets — End of Year	$286,839,693	$257,456,727	$460,874,670	$413,983,902	$468,874,724	$496,837,450

The	accompanying notes are an integral part of these financial statements.
*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/AB SMALL CAP GROWTH*		EQ/AGGRESSIVE ALLOCATION*		EQ/BALANCED STRATEGY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(6,190,603)	$(7,012,532)	$349,463	$(124,222)	$148,149	$(1,059,867)
Net realized gain (loss)	39,936,252	90,841,723	217,491,512	202,022,903	17,023,927	21,430,211
Net change in unrealized appreciation (depreciation) of investments	72,838,354	(125,496,874)	237,684,624	(437,692,483)	29,539,698	(40,615,924)

Net increase (decrease) in net assets resulting from operations	106,584,003	(41,667,683)	455,525,599	(235,793,802)	46,711,774	(20,245,580)

From Contractowners Transactions:
Payments received from contractowners	1,593,594	1,383,366	5,395,044	6,627,688	2,785,582	517,565
Transfers between Variable Investment Options including guaranteed interest account, net	(7,454,110)	6,246,766	(32,549,400)	(16,961,621)	1,989,955	2,865,469
Redemptions for contract benefits and terminations	(38,453,635)	(39,321,006)	(173,827,581)	(170,485,464)	(38,412,410)	(46,875,619)
Contract maintenance charges	(7,246,637)	(7,416,805)	(41,781,147)	(42,389,895)	(6,225,637)	(6,574,265)

Net increase (decrease) in net assets resulting from contractowners transactions	(51,560,788)	(39,107,679)	(242,763,084)	(223,209,292)	(39,862,510)	(50,066,850)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	5	(8)	24	(26)	—	11

Increase (Decrease) in Net Assets	55,023,220	(80,775,370)	212,762,539	(459,003,120)	6,849,264	(70,312,419)
Net Assets — Beginning of Year	425,490,635	506,266,005	2,102,293,953	2,561,297,073	346,415,014	416,727,433

Net Assets — End of Year	$480,513,855	$425,490,635	$2,315,056,492	$2,102,293,953	$353,264,278	$346,415,014

The	accompanying notes are an integral part of these financial statements.
*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*		EQ/COMMON STOCK INDEX*		EQ/CONSERVATIVE ALLOCATION*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,824,753)	$3,209,810	$(334,916)	$(1,559,113)	$957,355	$(445,591)
Net realized gain (loss)	(867,931)	85,674,376	93,459,590	103,628,590	12,560,091	14,482,658
Net change in unrealized appreciation (depreciation) of investments	44,972,818	(106,565,640)	105,641,114	(156,701,237)	50,605,205	(42,124,407)

Net increase (decrease) in net assets resulting from operations	42,280,134	(17,681,454)	198,765,788	(54,631,760)	64,122,651	(28,087,340)

From Contractowners Transactions:
Payments received from contractowners	796,256	580,132	4,929,661	2,482,443	10,005,057	10,859,855
Transfers between Variable Investment Options including guaranteed interest account, net	6,110,922	(1,343,726)	(9,735,953)	(20,206,101)	35,361,147	26,142,133
Redemptions for contract benefits and terminations	(13,300,599)	(14,089,772)	(72,327,997)	(72,564,119)	(107,096,503)	(119,675,667)
Contract maintenance charges	(3,203,997)	(3,128,084)	(11,536,756)	(11,632,447)	(19,996,674)	(20,269,238)

Net increase (decrease) in net assets resulting from contractowners transactions	(9,597,418)	(17,981,450)	(88,671,045)	(101,920,224)	(81,726,973)	(102,942,917)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	—	—	14	(4)	7	14

Increase (Decrease) in Net Assets	32,682,716	(35,662,904)	110,094,757	(156,551,988)	(17,604,315)	(131,030,243)
Net Assets — Beginning of Year	137,377,863	173,040,767	733,100,393	889,652,381	871,294,615	1,002,324,858

Net Assets — End of Year	$170,060,579	$137,377,863	$843,195,150	$733,100,393	$853,690,300	$871,294,615

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/CONSERVATIVE GROWTH STRATEGY*		EQ/CONSERVATIVE STRATEGY*		EQ/CONSERVATIVE-PLUS ALLOCATION*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(25,464)	$(464,771)	$20,540	$(229,594)	$572,763	$(699,245)
Net realized gain (loss)	5,258,055	7,315,857	1,238,045	2,863,605	32,276,881	41,723,329
Net change in unrealized appreciation (depreciation) of investments	9,444,200	(13,403,530)	4,055,787	(4,842,364)	67,146,633	(88,822,844)

Net increase (decrease) in net assets resulting from operations	14,676,791	(6,552,444)	5,314,372	(2,208,353)	99,996,277	(47,798,760)

From Contractowners Transactions:
Payments received from contractowners	430,919	291,743	407,202	223,870	8,320,606	8,021,758
Transfers between Variable Investment Options including guaranteed interest account, net	1,238,138	(2,423,657)	2,790,983	(37,347)	18,421,485	10,272,618
Redemptions for contract benefits and terminations	(16,178,429)	(17,644,918)	(8,543,772)	(10,742,693)	(96,650,235)	(106,228,886)
Contract maintenance charges	(2,310,948)	(2,433,116)	(1,373,181)	(1,417,142)	(18,049,905)	(18,366,043)

Net increase (decrease) in net assets resulting from contractowners transactions	(16,820,320)	(22,209,948)	(6,718,768)	(11,973,312)	(87,958,049)	(106,300,553)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	—	—	—	—	(16)	22

Increase (Decrease) in Net Assets	(2,143,529)	(28,762,392)	(1,404,396)	(14,181,665)	12,038,212	(154,099,291)
Net Assets — Beginning of Year	131,214,681	159,977,073	74,070,103	88,251,768	882,534,342	1,036,633,633

Net Assets — End of Year	$129,071,152	$131,214,681	$72,665,707	$74,070,103	$894,572,554	$882,534,342

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/CORE BOND INDEX*		EQ/EQUITY 500 INDEX*		EQ/FRANKLIN BALANCED MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$4,804,075	$4,950,257	$1,536,320	$(1,375,911)	$6,742,096	$8,896,529
Net realized gain (loss)	(583,804)	(4,998,256)	179,553,766	192,208,130	26,022,952	47,806,308
Net change in unrealized appreciation (depreciation) of investments	53,125,953	(17,029,760)	304,472,944	(305,633,821)	54,373,674	(94,488,707)

Net increase (decrease) in net assets resulting from operations	57,346,224	(17,077,759)	485,563,030	(114,801,602)	87,138,722	(37,785,870)

From Contractowners Transactions:
Payments received from contractowners	5,938,409	7,355,141	8,001,300	8,354,172	4,287,558	3,491,798
Transfers between Variable Investment Options including guaranteed interest account, net	24,024,894	60,724,409	(6,421,343)	2,944,120	1,346,174	(11,217,107)
Redemptions for contract benefits and terminations	(119,918,584)	(117,379,305)	(157,373,670)	(167,210,070)	(59,891,893)	(60,732,341)
Contract maintenance charges	(21,125,067)	(20,473,502)	(28,159,270)	(27,520,210)	(12,697,867)	(12,879,932)

Net increase (decrease) in net assets resulting from contractowners transactions	(111,080,348)	(69,773,257)	(183,952,983)	(183,431,988)	(66,956,028)	(81,337,582)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	—	9	12	(9)	25	(4)

Increase (Decrease) in Net Assets	(53,734,124)	(86,851,007)	301,610,059	(298,233,599)	20,182,719	(119,123,456)
Net Assets — Beginning of Year	1,263,766,222	1,350,617,229	1,755,373,815	2,053,607,414	613,914,402	733,037,858

Net Assets — End of Year	$1,210,032,098	$1,263,766,222	$2,056,983,874	$1,755,373,815	$634,097,121	$613,914,402

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*		EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY*		EQ/GLOBAL EQUITY MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(619,801)	$(1,094,374)	$4,635,006	$6,859,670	$(1,267,333)	$(4,245,955)
Net realized gain (loss)	8,146,684	20,444,403	93,541,698	290,151,282	54,657,548	111,457,750
Net change in unrealized appreciation (depreciation) of investments	13,993,949	(34,642,371)	85,030,845	(403,588,642)	111,998,095	(224,338,310)

Net increase (decrease) in net assets resulting from operations	21,520,832	(15,292,342)	183,207,549	(106,577,690)	165,388,310	(117,126,515)

From Contractowners Transactions:
Payments received from contractowners	330,918	476,693	4,589,399	4,253,915	2,945,453	3,083,967
Transfers between Variable Investment Options including guaranteed interest account, net	2,502,875	(7,047,665)	(20,015,449)	(8,499,581)	(14,277,693)	(17,510,571)
Redemptions for contract benefits and terminations	(7,884,914)	(10,114,845)	(96,445,766)	(91,522,369)	(61,073,897)	(67,472,634)
Contract maintenance charges	(1,988,847)	(2,145,984)	(19,444,989)	(19,920,708)	(13,845,541)	(14,634,408)

Net increase (decrease) in net assets resulting from contractowners transactions	(7,039,968)	(18,831,801)	(131,316,805)	(115,688,743)	(86,251,678)	(96,533,646)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	—	—	(22)	27	—	11

Increase (Decrease) in Net Assets	14,480,864	(34,124,143)	51,890,722	(222,266,406)	79,136,632	(213,660,150)
Net Assets — Beginning of Year	93,653,206	127,777,349	951,754,518	1,174,020,924	739,427,340	953,087,490

Net Assets — End of Year	$108,134,070	$93,653,206	$1,003,645,240	$951,754,518	$818,563,972	$739,427,340

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/GROWTH STRATEGY*		EQ/INTERMEDIATE GOVERNMENT BOND*		EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$78,096	$(2,342,067)	$120,908	$(371,704)	$3,827,768	$1,710,664
Net realized gain (loss)	40,865,725	44,852,357	150,845	(633,681)	32,059,752	22,298,109
Net change in unrealized appreciation (depreciation) of investments	66,228,818	(90,874,137)	3,998,244	(245,324)	117,550,128	(175,756,606)

Net increase (decrease) in net assets resulting from operations	107,172,639	(48,363,847)	4,269,997	(1,250,709)	153,437,648	(151,747,833)

From Contractowners Transactions:
Payments received from contractowners	396,583	902,897	1,837,266	440,464	3,192,275	3,574,648
Transfers between Variable Investment Options including guaranteed interest account, net	(3,403,717)	156,837	11,007,289	5,407,249	(7,431,161)	4,148,103
Redemptions for contract benefits and terminations	(62,194,618)	(72,530,066)	(18,004,674)	(16,761,004)	(64,513,060)	(73,440,758)
Contract maintenance charges	(10,811,079)	(11,410,701)	(2,838,824)	(2,752,863)	(14,049,005)	(14,925,169)

Net increase (decrease) in net assets resulting from contractowners transactions	(76,012,831)	(82,881,033)	(7,998,943)	(13,666,154)	(82,800,951)	(80,643,176)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	(13)	—	7	—	7	(13)

Increase (Decrease) in Net Assets	31,159,795	(131,244,880)	(3,728,939)	(14,916,863)	70,636,704	(232,391,022)
Net Assets — Beginning of Year	607,136,584	738,381,464	162,178,837	177,095,700	774,518,186	1,006,909,208

Net Assets — End of Year	$638,296,379	$607,136,584	$158,449,898	$162,178,837	$845,154,890	$774,518,186

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/INTERNATIONAL EQUITY INDEX*		EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/JANUS ENTERPRISE*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$8,343,096	$6,391,570	$2,981,700	$941,997	$(6,557,934)	$(6,653,743)
Net realized gain (loss)	13,637,695	14,339,904	15,391,933	12,525,079	42,826,797	35,067,083
Net change in unrealized appreciation (depreciation) of investments	92,876,712	(137,659,953)	52,654,828	(90,403,959)	92,204,918	(39,796,425)

Net increase (decrease) in net assets resulting from operations	114,857,503	(116,928,479)	71,028,461	(76,936,883)	128,473,781	(11,383,085)

From Contractowners Transactions:
Payments received from contractowners	2,578,202	2,544,956	2,160,037	1,762,384	1,146,121	978,523
Transfers between Variable Investment Options including guaranteed interest account, net	9,278,322	24,872,075	(1,312,445)	6,040,423	(10,635,130)	5,114,089
Redemptions for contract benefits and terminations	(47,055,481)	(50,285,168)	(29,740,004)	(33,095,196)	(34,823,147)	(33,014,446)
Contract maintenance charges	(10,712,904)	(11,090,391)	(5,916,830)	(6,270,925)	(8,011,553)	(7,597,269)

Net increase (decrease) in net assets resulting from contractowners transactions	(45,911,861)	(33,958,528)	(34,809,242)	(31,563,314)	(52,323,709)	(34,519,103)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	—	—	—	11	—	—

Increase (Decrease) in Net Assets	68,945,642	(150,887,007)	36,219,219	(108,500,186)	76,150,072	(45,902,188)
Net Assets — Beginning of Year	581,708,915	732,595,922	353,667,020	462,167,206	388,859,045	434,761,233

Net Assets — End of Year	$650,654,557	$581,708,915	$389,886,239	$353,667,020	$465,009,117	$388,859,045

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LARGE CAP CORE MANAGED VOLATILITY*		EQ/LARGE CAP GROWTH INDEX*		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(3,037,192)	$(7,526,647)	$(6,107,127)	$(6,240,415)	$(30,754,701)	$(31,113,843)
Net realized gain (loss)	152,856,662	192,834,243	77,484,983	76,365,478	388,874,123	431,060,622
Net change in unrealized appreciation (depreciation) of investments	203,096,835	(292,556,963)	129,539,917	(91,385,281)	437,896,201	(500,545,875)

Net increase (decrease) in net assets resulting from operations	352,916,305	(107,249,367)	200,917,773	(21,260,218)	796,015,623	(100,599,096)

From Contractowners Transactions:
Payments received from contractowners	6,485,193	5,479,214	1,298,824	1,547,783	8,570,479	9,253,623
Transfers between Variable Investment Options including guaranteed interest account, net	(33,189,504)	(49,794,458)	(44,225)	4,947,137	(91,770,029)	(122,693,179)
Redemptions for contract benefits and terminations	(126,725,904)	(135,503,351)	(55,969,440)	(57,635,884)	(243,586,304)	(257,805,349)
Contract maintenance charges	(21,303,914)	(21,807,333)	(10,886,861)	(10,425,761)	(45,447,211)	(45,761,397)

Net increase (decrease) in net assets resulting from contractowners transactions	(174,734,129)	(201,625,928)	(65,601,702)	(61,566,725)	(372,233,065)	(417,006,302)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	16	—	(40)	—	23	(8)

Increase (Decrease) in Net Assets	178,182,192	(308,875,295)	135,316,031	(82,826,943)	423,782,581	(517,605,406)
Net Assets — Beginning of Year	1,322,575,746	1,631,451,041	626,633,711	709,460,654	2,639,153,200	3,156,758,606

Net Assets — End of Year	$1,500,757,938	$1,322,575,746	$761,949,742	$626,633,711	$3,062,935,781	$2,639,153,200

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/LARGE CAP VALUE INDEX*		EQ/LARGE CAP VALUE MANAGED VOLATILITY*		EQ/MID CAP INDEX*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,057,357	$2,162,755	$10,287,055	$24,474,398	$(3,085,892)	$(3,968,397)
Net realized gain (loss)	36,950,309	37,806,575	217,409,626	218,095,230	74,954,374	121,280,915
Net change in unrealized appreciation (depreciation) of investments	50,487,333	(85,089,486)	261,972,813	(520,075,446)	98,142,095	(228,347,781)

Net increase (decrease) in net assets resulting from operations	90,494,999	(45,120,156)	489,669,494	(277,505,818)	170,010,577	(111,035,263)

From Contractowners Transactions:
Payments received from contractowners	1,725,284	1,653,333	8,181,512	7,999,596	2,822,602	3,368,003
Transfers between Variable Investment Options including guaranteed interest account, net	9,796,344	(1,356,930)	(35,585,028)	(40,949,092)	(446,170)	(9,349,307)
Redemptions for contract benefits and terminations	(33,129,820)	(33,354,410)	(193,290,180)	(217,365,386)	(65,283,371)	(70,428,299)
Contract maintenance charges	(7,566,132)	(7,431,796)	(35,391,774)	(36,658,793)	(13,051,121)	(13,596,338)

Net increase (decrease) in net assets resulting from contractowners transactions	(29,174,324)	(40,489,803)	(256,085,470)	(286,973,675)	(75,958,060)	(90,005,941)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	(7)	—	19	(12)	—	(5)

Increase (Decrease) in Net Assets	61,320,668	(85,609,959)	233,584,043	(564,479,505)	94,052,517	(201,041,209)
Net Assets — Beginning of Year	391,102,294	476,712,253	2,168,786,903	2,733,266,408	745,773,136	946,814,345

Net Assets — End of Year	$452,422,962	$391,102,294	$2,402,370,946	$2,168,786,903	$839,825,653	$745,773,136

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MID CAP VALUE MANAGED VOLATILITY*		EQ/MODERATE ALLOCATION*		EQ/MODERATE GROWTH STRATEGY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,161,956)	$(3,347,507)	$3,161,112	$317,821	$115,587	$(2,377,688)
Net realized gain (loss)	118,719,521	174,270,309	224,686,075	260,994,184	41,729,385	52,326,906
Net change in unrealized appreciation (depreciation) of investments	111,411,085	(336,589,664)	286,402,173	(520,563,455)	60,102,991	(95,405,976)

Net increase (decrease) in net assets resulting from operations	228,968,650	(165,666,862)	514,249,360	(259,251,450)	101,947,963	(45,456,758)

From Contractowners Transactions:
Payments received from contractowners	3,829,631	3,280,486	30,519,689	26,462,056	834,108	681,471
Transfers between Variable Investment Options including guaranteed interest account, net	(12,682,784)	(19,946,755)	(11,860,030)	(4,915,672)	(3,789,321)	(4,425,458)
Redemptions for contract benefits and terminations	(84,704,205)	(94,593,751)	(398,587,434)	(437,201,677)	(73,512,898)	(88,111,742)
Contract maintenance charges	(16,841,842)	(17,582,193)	(78,407,738)	(80,198,431)	(11,789,927)	(12,693,466)

Net increase (decrease) in net assets resulting from contractowners transactions	(110,399,200)	(128,842,213)	(458,335,513)	(495,853,724)	(88,258,038)	(104,549,195)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	30	(20)	29	6	9	16

Increase (Decrease) in Net Assets	118,569,480	(294,509,095)	55,913,876	(755,105,168)	13,689,934	(150,005,937)
Net Assets — Beginning of Year	962,226,552	1,256,735,647	3,893,453,870	4,648,559,038	658,762,868	808,768,805

Net Assets — End of Year	$1,080,796,032	$962,226,552	$3,949,367,746	$3,893,453,870	$672,452,802	$658,762,868

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/MODERATE-PLUS ALLOCATION*		EQ/MONEY MARKET*		EQ/QUALITY BOND PLUS*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,447,095	$1,437,614	$1,202,660	$(204,785)	$629,190	$1,609,021
Net realized gain (loss)	557,335,460	454,854,346	14,741	22,019	2,302,983	(1,909,802)
Net change in unrealized appreciation (depreciation) of investments	550,504,097	(1,027,482,701)	(8,537)	4,511	30,548,247	(13,144,596)

Net increase (decrease) in net assets resulting from operations	1,109,286,652	(571,190,741)	1,208,864	(178,255)	33,480,420	(13,445,377)

From Contractowners Transactions:
Payments received from contractowners	34,796,805	31,177,414	5,140,789,441	3,935,213,425	3,866,234	4,103,101
Transfers between Variable Investment Options including guaranteed interest account, net	(60,105,237)	(48,236,898)	(4,401,313,307)	(3,244,756,738)	9,033,832	15,558,724
Redemptions for contract benefits and terminations	(561,334,518)	(604,168,323)	(601,262,534)	(663,295,419)	(79,895,184)	(85,388,328)
Contract maintenance charges	(129,911,628)	(131,892,944)	(3,162,821)	(3,434,011)	(15,413,251)	(15,612,867)

Net increase (decrease) in net assets resulting from contractowners transactions	(716,554,578)	(753,120,751)	135,050,779	23,727,257	(82,408,369)	(81,339,370)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	(13)	(26)	41,938	181,195	(55)	—

Increase (Decrease) in Net Assets	392,732,061	(1,324,311,518)	136,301,581	23,730,197	(48,928,004)	(94,784,747)
Net Assets — Beginning of Year	6,358,961,845	7,683,273,363	610,776,047	587,045,850	852,641,836	947,426,583

Net Assets — End of Year	$6,751,693,906	$6,358,961,845	$747,077,628	$610,776,047	$803,713,832	$852,641,836

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

	EQ/SMALL COMPANY INDEX*		EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY*		MULTIMANAGER TECHNOLOGY*
	2019	2018	2019	2018	2019	2018
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,934,321)	$(3,038,118)	$662,162	$3,400,282	$(8,714,079)	$(8,833,911)
Net realized gain (loss)	34,570,272	61,082,726	19,842,064	39,460,646	110,047,940	130,043,896
Net change in unrealized appreciation (depreciation) of investments	67,837,691	(120,648,006)	21,142,328	(79,777,148)	93,408,208	(110,430,230)

Net increase (decrease) in net assets resulting from operations	100,473,642	(62,603,398)	41,646,554	(36,916,220)	194,742,069	10,779,755

From Contractowners Transactions:
Payments received from contractowners	1,310,554	1,960,017	1,060,529	1,113,336	1,454,032	1,845,692
Transfers between Variable Investment Options including guaranteed interest account, net	1,142,841	(5,077,061)	(6,268,281)	(3,213,513)	(11,024,172)	1,965,959
Redemptions for contract benefits and terminations	(37,152,767)	(39,805,008)	(17,682,297)	(21,970,620)	(49,902,019)	(53,786,274)
Contract maintenance charges	(7,768,865)	(8,174,016)	(4,647,439)	(5,051,529)	(10,178,590)	(9,687,572)

Net increase (decrease) in net assets resulting from contractowners transactions	(42,468,237)	(51,096,068)	(27,537,488)	(29,122,326)	(69,650,749)	(59,662,195)

Net increase (decrease) in amount retained by AXA in Separate Account No. 49	7	—	—	—	70	—

Increase (Decrease) in Net Assets	58,005,412	(113,699,466)	14,109,066	(66,038,546)	125,091,390	(48,882,440)
Net Assets — Beginning of Year	443,761,025	557,460,491	229,871,939	295,910,485	566,267,744	615,150,184

Net Assets — End of Year	$501,766,437	$443,761,025	$243,981,005	$229,871,939	$691,359,134	$566,267,744

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

The change in units outstanding for the years ended December 31, 2019 and 2018 were as follows:

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	602	(1,390)	(788)	467	(1,261)	(794)

1290 VT GAMCO SMALL COMPANY VALUE	IB	150	(1,214)	(1,064)	147	(1,472)	(1,325)

1290 VT SOCIALLY RESPONSIBLE	IB	501	(612)	(111)	372	(536)	(164)

EQ/400 MANAGED VOLATILITY	IB	602	(2,443)	(1,841)	720	(3,222)	(2,502)

EQ/2000 MANAGED VOLATILITY	IB	409	(3,295)	(2,886)	640	(4,179)	(3,539)

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	5,664	(9,226)	(3,562)	6,961	(8,952)	(1,991)

EQ/AB SMALL CAP GROWTH	IB	523	(1,939)	(1,416)	855	(1,935)	(1,080)

EQ/AGGRESSIVE ALLOCATION	B	928	(13,033)	(12,105)	1,488	(12,807)	(11,319)

EQ/BALANCED STRATEGY	IB	498	(2,855)	(2,357)	378	(3,487)	(3,109)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	730	(1,322)	(592)	229	(1,381)	(1,152)

EQ/COMMON STOCK INDEX	IB	318	(2,339)	(2,021)	257	(2,432)	(2,175)

EQ/CONSERVATIVE ALLOCATION	B	7,056	(13,261)	(6,205)	9,815	(17,760)	(7,945)

EQ/CONSERVATIVE GROWTH STRATEGY	IB	195	(1,310)	(1,115)	152	(1,658)	(1,506)

EQ/CONSERVATIVE STRATEGY	IB	569	(1,109)	(540)	508	(1,487)	(979)

EQ/CONSERVATIVE-PLUS ALLOCATION	B	4,304	(10,214)	(5,910)	5,771	(13,051)	(7,280)

EQ/CORE BOND INDEX	IB	7,394	(16,648)	(9,254)	6,106	(12,201)	(6,095)

EQ/EQUITY 500 INDEX	IB	1,952	(6,772)	(4,820)	2,368	(7,620)	(5,252)

EQ/FRANKLIN BALANCED MANAGED VOLATILITY	IB	1,514	(6,115)	(4,601)	1,636	(7,379)	(5,743)

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	344	(765)	(421)	425	(1,519)	(1,094)

EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	IB	603	(10,889)	(10,286)	1,256	(10,358)	(9,102)

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	298	(3,136)	(2,838)	443	(3,638)	(3,195)

EQ/GROWTH STRATEGY	IB	106	(3,965)	(3,859)	257	(4,533)	(4,276)

EQ/INTERMEDIATE GOVERNMENT BOND	IB	2,291	(2,682)	(391)	1,356	(2,384)	(1,028)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	520	(5,919)	(5,399)	1,054	(6,139)	(5,085)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

		2019			2018
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/INTERNATIONAL EQUITY INDEX	IB	1,425	(4,496)	(3,071)	2,266	(4,509)	(2,243)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	342	(2,319)	(1,977)	691	(2,399)	(1,708)

EQ/JANUS ENTERPRISE	IB	639	(2,477)	(1,838)	1,030	(2,384)	(1,354)

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	438	(8,263)	(7,825)	453	(9,974)	(9,521)

EQ/LARGE CAP GROWTH INDEX	IB	1,462	(4,005)	(2,543)	1,794	(4,542)	(2,748)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	288	(11,258)	(10,970)	566	(13,727)	(13,161)

EQ/LARGE CAP VALUE INDEX	IB	2,028	(4,531)	(2,503)	1,946	(5,521)	(3,575)

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	589	(12,695)	(12,106)	575	(14,358)	(13,783)

EQ/MID CAP INDEX	IB	669	(3,736)	(3,067)	800	(4,438)	(3,638)

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	225	(4,296)	(4,071)	191	(4,905)	(4,714)

EQ/MODERATE ALLOCATION	B	1,445	(24,251)	(22,806)	2,139	(27,210)	(25,071)

EQ/MODERATE GROWTH STRATEGY	IB	163	(4,962)	(4,799)	147	(5,948)	(5,801)

EQ/MODERATE-PLUS ALLOCATION	B	1,403	(39,934)	(38,531)	1,681	(42,972)	(41,291)

EQ/MONEY MARKET	IB	2,489,660	(2,505,026)	(15,366)	2,972,948	(2,976,754)	(3,806)

EQ/QUALITY BOND PLUS	IB	4,479	(10,779)	(6,300)	3,545	(10,220)	(6,675)

EQ/SMALL COMPANY INDEX	IB	512	(2,001)	(1,489)	661	(2,390)	(1,729)

EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	IB	339	(2,488)	(2,149)	913	(3,145)	(2,232)

MULTIMANAGER TECHNOLOGY	IB	940	(2,797)	(1,857)	1,473	(3,228)	(1,755)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements

December 31, 2019

1.	Organization

AXA Equitable Life Insurance Company (“AXA Equitable”) Separate Account No. 49 (“the Account”) is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AXA Premier VIP Trust (“VIP”), and EQ Advisors Trust (“EQAT”) (collectively, “the Trusts”). The Trusts are open-ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts have separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below. The Account presents, for each of these Variable Investment Options, a Statement of Assets and Liabilities as of December 31, 2019, a Statement of Operations for the year ended December 31, 2019, and a Statement of Changes in Net Assets for the years ended December 31, 2019 and 2018:

AXA Premier VIP Trust*

•	EQ/Aggressive Allocation(1)
•	EQ/Conservative Allocation(2)
•	EQ/Conservative-PLUS Allocation(3)
•	EQ/Moderate Allocation(4)
•	EQ/Moderate-PLUS Allocation(5)

EQ Advisors Trust*

•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT Socially Responsible
•	EQ/400 Managed Volatility(6)
•	EQ/2000 Managed Volatility(7)
•	EQ/AB Short Duration Government Bond(8)
•	EQ/AB Small Cap Growth(9)
•	EQ/Balanced Strategy(10)
•	EQ/Clearbridge Select Equity Managed Volatility
•	EQ/Common Stock Index
•	EQ/Conservative Growth Strategy(11)
•	EQ/Conservative Strategy(12)
•	EQ/Core Bond Index
•	EQ/Equity 500 Index
•	EQ/Franklin Balanced Managed Volatility(13)
•	EQ/Franklin Small Cap Value Managed Volatility(14)
•	EQ/Franklin Templeton Allocation Managed Volatility(15)
•	EQ/Global Equity Managed Volatility(16)
•	EQ/Growth Strategy(17)
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility(18)
•	EQ/International Equity Index
•	EQ/International Value Managed Volatility(19)
•	EQ/Janus Enterprise(20)
•	EQ/Large Cap Core Managed Volatility(21)
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility(22)
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility(23)
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility(24)
•	EQ/Moderate Growth Strategy(25)
•	EQ/Money Market
•	EQ/Quality Bond PLUS
•	EQ/Small Company Index
•	EQ/Templeton Global Equity Managed Volatility(26)
•	Multimanager Technology

(1)	Formerly known as AXA Aggressive Allocation.
(2)	Formerly known as AXA Conservative Allocation.
(3)	Formerly known as AXA Conservative-PLUS Allocation.
(4)	Formerly known as AXA Moderate Allocation.
(5)	Formerly known as AXA Moderate-PLUS Allocation.
(6)	Formerly known as AXA 400 Managed Volatility.
(7)	Formerly known as AXA 2000 Managed Volatility.
(8)	Formerly known as AXA/AB Short Duration Government Bond.
(9)	Formerly known as AXA/AB Small Cap Growth.
(10)	Formerly known as AXA Balanced Strategy.
(11)	Formerly known as AXA Conservative Growth Strategy.
(12)	Formerly known as AXA Conservative Strategy.
(13)	Formerly known as AXA/Franklin Balanced Managed Volatility.
(14)	Formerly known as AXA/Franklin Small Cap Value Managed Volatility.
(15)	Formerly known as AXA/Franklin Templeton Allocation Managed Volatility.
(16)	Formerly known as AXA Global Equity Managed Volatility.
(17)	Formerly known as AXA Growth Strategy.
(18)	Formerly known as AXA International Core Managed Volatility.
(19)	Formerly known as AXA International Value Managed Volatility.
(20)	Formerly known as AXA/Janus Enterprise.
(21)	Formerly known as AXA Large Cap Core Managed Volatility.
(22)	Formerly known as AXA Large Cap Growth Managed Volatility.
(23)	Formerly known as AXA Large Cap Value Managed Volatility.
(24)	Formerly known as AXA Mid Cap Value Managed Volatility.
(25)	Formerly known as AXA Moderate Growth Strategy.
(26)	Formerly known as AXA/Templeton Global Equity Managed Volatility.

*	An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.
Note: Separate Account No. 49 also includes one Variable Investment Option that has not been offered to the public and for which the financial statements have not been included herein.

FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

1.	Organization (Continued)

The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Stylus, Accumulator Advisor, Accumulator Express, Retirement Income for Life, Structured Capital Strategies, including all contracts issued currently (collectively, the “Contracts”). These annuities in the Accumulator series are offered with the same Variable Investment Options for use as a nonqualified annuity (“NQ”) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans (“QP”), an individual retirement annuity (“IRA”) or a tax-shelter annuity (“TSA”). The Accumulator series of annuities are offered under group and individual variable annuity forms.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable’s other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The amount retained by AXA Equitable in the Account arises primarily from (1) contributions from AXA Equitable, and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, AXA Equitable may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

2.	Significant Accounting Policies (Continued)

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable’s General Account, and/or fixed maturity options of Separate Account No. 46 and/or index fund options of Separate Account No. 68.

Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46 and/or index fund options of Separate Account No. 68. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable’s General Account to provide for other policy benefits. AXA Equitable’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Taxes:

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

4.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2019 were as follows:

	Purchases	Sales
1290 VT GAMCO MERGERS & ACQUISITIONS	$17,018,360	$23,693,016
1290 VT GAMCO SMALL COMPANY VALUE	34,256,789	98,696,609
1290 VT SOCIALLY RESPONSIBLE	12,040,065	14,098,377
EQ/400 MANAGED VOLATILITY	19,066,495	41,231,892
EQ/2000 MANAGED VOLATILITY	28,176,346	56,307,868
EQ/AB SHORT DURATION GOVERNMENT BOND	60,784,535	92,534,557
EQ/AB SMALL CAP GROWTH	65,608,909	77,427,613
EQ/AGGRESSIVE ALLOCATION	224,523,614	294,454,748
EQ/BALANCED STRATEGY	18,419,524	51,830,359
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	15,136,445	24,174,148
EQ/COMMON STOCK INDEX	61,423,666	114,045,316
EQ/CONSERVATIVE ALLOCATION	123,364,305	186,438,196
EQ/CONSERVATIVE GROWTH STRATEGY	6,613,096	21,711,571
EQ/CONSERVATIVE STRATEGY	8,618,730	14,893,686
EQ/CONSERVATIVE-PLUS ALLOCATION	109,284,652	164,164,559
EQ/CORE BOND INDEX	107,902,264	214,178,537
EQ/EQUITY 500 INDEX	132,917,451	277,086,645
EQ/FRANKLIN BALANCED MANAGED VOLATILITY	50,310,912	98,451,072
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	12,515,014	14,348,337
EQ/FRANKLIN TEMPLETON ALLOCATION MANAGED VOLATILITY	76,493,266	154,038,882
EQ/GLOBAL EQUITY MANAGED VOLATILITY	40,768,997	106,181,351
EQ/GROWTH STRATEGY	22,930,541	87,334,892
EQ/INTERMEDIATE GOVERNMENT BOND	30,819,572	38,697,600
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	38,550,009	102,556,661
EQ/INTERNATIONAL EQUITY INDEX	38,781,008	76,349,773
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	22,578,901	46,218,495
EQ/JANUS ENTERPRISE	46,667,039	77,296,823
EQ/LARGE CAP CORE MANAGED VOLATILITY	121,452,670	205,431,919
EQ/LARGE CAP GROWTH INDEX	95,825,419	115,932,245
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	256,491,798	424,758,420
EQ/LARGE CAP VALUE INDEX	56,573,189	59,262,403
EQ/LARGE CAP VALUE MANAGED VOLATILITY	194,873,337	301,909,494
EQ/MID CAP INDEX	58,292,749	104,515,585
EQ/MID CAP VALUE MANAGED VOLATILITY	78,911,236	131,740,886
EQ/MODERATE ALLOCATION	282,307,742	553,762,117
EQ/MODERATE GROWTH STRATEGY	28,018,726	100,837,459
EQ/MODERATE-PLUS ALLOCATION	537,639,861	842,076,422
EQ/MONEY MARKET	8,440,215,260	8,303,765,104
EQ/QUALITY BOND PLUS	67,439,271	149,218,505
EQ/SMALL COMPANY INDEX	49,858,162	64,257,257
EQ/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY	23,670,068	35,500,215
MULTIMANAGER TECHNOLOGY	96,887,192	115,694,475

5.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares and VIP issues Class A, Class B and Class K shares. All share classes issued by EQAT and VIP are subject to fees for investment management, administration and other Portfolio expenses. Class A, Class IA, Class B and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT and VIP in the manner prescribed under Rule 12b-1 under

FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

5.	Expenses and Related Party Transactions (Continued)

the 1940 Act. The Distribution Plans provide that the EQAT and VIP Trusts, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class A, Class IA, Class B and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT and VIP, on behalf of each Portfolio, have entered into distribution agreements with AXA Distributions, LLC (“AXA Distributors”), a wholly-owned subsidiary of AXA Equitable and an affiliate of AXA Equitable Funds Management Group, LLC (“FMG LLC”). The Distribution Plans provide that AXA Distributors will be entitled to receive a maximum 12b-1 fee as described above.

FMG LLC, a wholly-owned subsidiary of AXA Equitable serves as investment adviser of the Portfolios of EQAT and VIP. FMG LLC either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. FMG LLC receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT and VIP, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. FMG LLC also serves as administrator of the Portfolios of EQAT and VIP. As the administrator, FMG LLC either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. FMG LLC receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT and VIP. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.58% to a high of 1.31% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT and VIP. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the EQ/AB Short Duration Government Bond; EQ/AB Small Cap Growth, EQ/Common Stock Index; EQ/Equity 500 Index; EQ/International Equity Index; EQ/Large Cap Growth Index; EQ/Large Cap Value Index; EQ/Mid Cap Index and EQ/Small Company Index; as well as a portion of EQ/Large Cap Value Managed Volatility; EQ/Quality Bond PLUS; and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable Holdings, Inc.

AXA Advisors and AXA Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries (“AXA Network”) (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.

AXA Equitable serves as the transfer agent for EQAT and VIP.

FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

6.	Asset-based Charges and Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as “Asset-based Charges” in the Statement of Operations. Under the Contracts, AXA Equitable charges the account for the following:

	Mortality and Expense Risks	Asset-based Administration Charge	Distribution Charge	Current Aggregate Charge	Maximum Aggregate Charge

Accumulator and Rollover IRA issued before May 1, 1997	0.90%	0.30%	—	1.20%	1.20%

Accumulator issued on or after May 1, 1997	1.10%	0.25%	—	1.35%	1.35%

Accumulator issued on or after March 1, 2000	1.10%	0.25%	0.20%	1.55%	1.55%

Accumulator issued on or after April 1, 2002	0.75%	0.25%	0.20%	1.20%	1.20%

Accumulator issued on or after September 15, 2003	0.75%	0.30%	0.20%	1.25%	1.25%

Accumulator 06, 07, 8.0, 9.0	0.80%	0.30%	0.20%	1.30%	1.30%

Accumulator Elite, Plus, Select	1.10%	0.25%	0.25%	1.60%	1.60%

Accumulator Select II	1.10%	0.35%	0.45%	1.90%	1.90%

Accumulator Select issued on or after April 1, 2002	1.10%	0.25%	0.35%	1.70%	1.70%

Accumulator Plus issued on or after April 1, 2002	0.90%	0.25%	0.25%	1.40%	1.40%

Accumulator Plus issued on or after September 15, 2003	0.90%	0.35%	0.25%	1.50%	1.50%

Accumulator Plus 06, 07, 8.0, 9.0	0.95%	0.35%	0.25%	1.55%	1.55%

Accumulator Elite issued on or after September 15, 2003	1.10%	0.30%	0.25%	1.65%	1.65%

Accumulator Elite II	1.10%	0.25%	0.45%	1.80%	1.80%

Accumulator Elite 06, 07, 8.0, 9.0	1.10%	0.30%	0.25%	1.65%	1.65%

Stylus	0.80%	0.30%	0.05%	1.15%	1.15%

Retirement Income for Life	0.75%	0.30%	0.20%	1.25%	1.25%

Retirement Income for Life (NY)	0.80%	0.30%	0.20%	1.30%	1.30%

Accumulator Advisor(1)	0.50%	—	—	0.50%	0.50%

Accumulator Express	0.70%	0.25%	—	0.95%	0.95%

Structured Capital Strategies PLUS Guard	1.15%	—	—	—	—

Structured Capital Strategies Series B(2)	1.25%	—	—	1.25%	1.25%

Structured Capital Strategies Series ADV(2)	0.65%	—	—	0.65%	0.65%

Structured Capital Strategies Series C(2)	1.65%	—	—	1.65%	1.65%

Structured Capital Strategies 16 Series B(2)	1.25%	—	—	1.25%	1.25%

Structured Capital Strategies 16 Series ADV(2)	0.25%	—	—	0.25%	0.25%

Structured Capital Strategies 16 Series C(2)	1.65%	—	—	1.65%	1.65%

Structured Capital Strategies PLUS	1.15%	—	—	1.15%	1.15%

(1)	Accumulator Advisor’s annual charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.
(2)	Under Structured Capital Strategies Prospectus, Mortality and Expense Risks is referred to as a contract fee.

FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

6.	Asset-based Charges and Contractowner Charges (Continued)

Included as part of “Contract Maintenance Charges” in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value as a redemption of units.

The table below lists the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Charges for state premium and other applicable taxes	At time of transaction	Varies by state	Applied to an annuity payout option

Annual Administrative Charge	Annually on each contract date anniversary.	Depending on account value, in Years 1 to 2 lesser of $30 or 2% of account value, thereafter $30	Unit liquidation from account value

Variable Immediate Annuity payout option administrative fee	At time of transaction	$350 annuity administrative fee	Unit liquidation from account value

Withdrawal charge	At time of transaction	Low – 0% in contract year 10 and thereafter.	Unit liquidation from account value

High – 8% in contract years 1 and 2. The charge is 7% in contract years 3 and 4, and declines 1% each contract year until it reaches 0% in contract year 10.

Note – Depending on the contract and/or certain elections made under the contract, the withdrawal charge may or may not apply.

BaseBuilder benefit charge	Annually on each contract date anniversary.	0.30%	Unit liquidation from account value

Protection Plus	Annually on each contract date anniversary.	Low – 0.20% High – 0.35%	Unit liquidation from account value

Guaranteed minimum death benefit options:

Annual ratchet to age 85	Annually on each contract date anniversary.	Low – 0.20% of the Annual ratchet to age 85 benefit base	Unit liquidation from account value

High – 0.35% of the Annual ratchet to age 85 benefit base

Greater of 4% roll up to age 85 or Annual ratchet to age 85	Annually on each contract date anniversary.	1.00% of the greater of 4% roll-up to age 85 or Annual ratchet to age 85 benefit base (max to 1.15%)

Greater of 5% rollup to age 85 or annual ratchet to age 85	Annually on each contract date anniversary.	Low – 0.50% of the greater of 5% roll-up to age 85 or annual ratchet to age 85 benefit base	Unit liquidation from account value

High – 1.00 % of 5% roll-up to age 85 or Annual ratchet to age 85 benefit base

6% rollup to age 80 or 70		0.20% of 6% roll-up to age 80 (or 70) benefit base

FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

6.	Asset-based Charges and Contractowner Charges (Continued)

Charges	When charge is deducted	Amount deducted	How deducted

6% rollup to age 85	Annually on each contract date anniversary.	Low – 0.35% of the 6% roll-up to age 85 benefit base	Unit liquidation from account value

High – 0.45% of the 6% roll-up to age 85 benefit base

Greater of 6.5%, 6% or 3% rollup to age 85 or annual ratchet to age 85	Annually on each contract date anniversary.	Low – 0.45% of the 6% roll-up to age 85 benefit base or the Annual ratchet to age 85 benefit base, as applicable	Unit liquidation from account value

High – 1.10% of the 6.5%, 6% or 3% roll-up to age 85 benefit base or the Annual ratchet to age 85 benefit base, as applicable

Greater of 5% rollup to owner’s age 80 or Annual ratchet to owner’s age 80		Low – 0.80% (max 0.95%) of the 5% roll-up to age 80 benefit base or the annual ratchet benefit base, as applicable

High – 1.25% (max 1.25%) of the 5% roll-up to age 80 benefit base or the annual ratchet benefit base, as applicable

Greater of compounded annual roll-up to age 85 or annual ratchet to age 85

Low – 0.80% (max 0.95%) of the roll-up to age 85 benefit base or annual ratchet to age 85 benefit base, as applicable

High – 1.05% (max 1.05%) of the roll-up to age 85 benefit base or annual ratchet to age 85 benefit base, as applicable

Greater of GMDB I Greater of GMDB II	Annually on each contract date anniversary.	GMDB I election: 0.80% (max 1.05%) GMDB II election: 1.00% (max 1.25%)	Unit liquidation from account value

Greater of GMIB I Greater of GMIB II	Annually on each contract date anniversary.	GMIB I election: 0.80% (max 1.20%) GMIB II election: 1.00% (max 1.40%)	Unit liquidation from account value

Guaranteed Withdrawal Benefit for Life Enhanced Death Benefit	Annually on each contract date anniversary.	0.30%	Unit liquidation from account value

Earnings Enhancement Benefit (additional death benefit)	Annually on each contract date anniversary.	0.35%	Unit liquidation from account value

Guaranteed Minimum Income Benefit	Annually on each contract date anniversary.	Low – 0.45% High – 1.15% (max 1.30%)	Unit liquidation from account value

Guaranteed Principal Benefit	Annually on first 10 contract date anniversaries	Low – 100% Guaranteed Principal Benefit – 0.50%	Unit liquidation from account value

High – 125% Guaranteed Principal Benefit – 0.75%

Guaranteed Withdrawal Benefit	Annually on each contract date anniversary.	Low – 5% Withdrawal Option is 0.35% (max 0.60%)	Unit liquidation from account value

High – 7% Withdrawal Option is 0.50% (max 0.80%)

FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

6.	Asset-based Charges and Contractowner Charges (Continued)

Charges	When charge is deducted	Amount deducted	How deducted

Net Loan Interest charge for Rollover	Netted against loan repayment	2.00%	Unit liquidation from account value

Retirement Income for Life Benefit charge	Annually on contract date anniversary.	Low – 0.60% for Single life 0.75% for Joint life	Unit liquidation from account value

High – 0.75% for Single life 0.90% for Joint life

Guaranteed Withdrawal Benefit for Life (GWBL)	Annually on each contract date anniversary.	Low – 0.60% for Single life; 0.75% for Joint life	Unit liquidation from account value

High – 0.80% for Single life; 0.95% for Joint life

Death benefit under converted GWBL	Annually on each contract date anniversary.	The GMDB charge in effect prior to conversion will be deducted. Note – Charge will vary depending on combination GMDB elections.	Unit liquidation from account value

Converted Guaranteed withdrawal benefit for life charge	Upon initial conversion and annually on each contract date anniversary thereafter	Single and Joint life – charge is equal to the percentage of Guaranteed minimum income benefit base charge deducted as the Guaranteed minimum income benefit charge on the conversion effective date. Annual ratchets may increase the charge to a percentage equal to the maximum charge for the Guaranteed minimum income benefit.	Unit liquidation from account value

Return of Premium (ROP) DB	Daily	Cost is 0.20%. Max is 0.40%.	Unit liquidation from account value

Charge for each additional transfer in excess of 12 transfers per contract year	At time of transaction	Maximum Charge $35 Current Charge $0	Unit liquidation from account value

Special service charges:

Express mail charge	At time of transaction	Current and Maximum Charge: $35	Unit liquidation from account value

Wire transfer charge	At time of transaction	Current and Maximum Charge: $90	Unit liquidation from account value

Duplicate contract charge	At time of transaction	Current and Maximum Charge: $35	Unit liquidation from account value

Check preparation charge	At time of transaction	Maximum Charge: $85. Current charge: $0 Note – This charge is currently waived. This waiver may discontinue with or without notice.	Unit liquidation from account value

Charge for third party transfer or exchange	At time of transaction	Maximum Charge: $125. Current charge: $65 Note – This charge is currently waived. This waiver may discontinue with or without notice.	Unit liquidation from account value

FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT GAMCO Mergers & Acquisitions
2019	Lowest contract charge 1.20% Class IB	$16.56	—	—	—	7.32%
	Highest contract charge 1.80% Class IB	$15.14	—	—	—	6.62%
	All contract charges	—	8,328	$132,273	4.05%
2018	Lowest contract charge 1.20% Class IB	$15.43	—	—	—	(6.03)%
	Highest contract charge 1.80% Class IB	$14.20	—	—	—	(6.58)%
	All contract charges	—	9,116	$135,186	1.41%
2017	Lowest contract charge 1.20% Class IB	$16.42	—	—	—	4.92%
	Highest contract charge 1.80% Class IB	$15.20	—	—	—	4.25%
	All contract charges	—	9,910	$156,812	0.16%
2016	Lowest contract charge 1.20% Class IB	$15.65	—	—	—	6.39%
	Highest contract charge 1.80% Class IB	$14.58	—	—	—	5.73%
	All contract charges	—	10,886	$164,621	0.01%
2015	Lowest contract charge 1.20% Class IB	$14.71	—	—	—	1.38%
	Highest contract charge 1.80% Class IB	$13.79	—	—	—	0.80%
	All contract charges	—	12,267	$174,758	0.00%

1290 VT GAMCO Small Company Value
2019	Lowest contract charge 1.20% Class IB	$78.76	—	—	—	21.86%
	Highest contract charge 1.90% Class IB	$63.00	—	—	—	21.01%
	All contract charges	—	10,091	$780,265	0.58%
2018	Lowest contract charge 0.95% Class IB	$69.80	—	—	—	(16.39)%
	Highest contract charge 1.90% Class IB	$52.06	—	—	—	(17.20)%
	All contract charges	—	11,155	$709,361	0.53%
2017	Lowest contract charge 0.95% Class IB	$83.48	—	—	—	15.00%
	Highest contract charge 1.90% Class IB	$62.87	—	—	—	13.89%
	All contract charges	—	12,480	$952,047	0.59%
2016	Lowest contract charge 0.95% Class IB	$72.59	—	—	—	22.10%
	Highest contract charge 1.90% Class IB	$55.20	—	—	—	20.95%
	All contract charges	—	13,796	$919,875	0.49%
2015	Lowest contract charge 0.95% Class IB	$59.45	—	—	—	(6.60)%
	Highest contract charge 1.90% Class IB	$45.64	—	—	—	(7.50)%
	All contract charges	—	15,235	$835,281	0.50%

1290 VT Socially Responsible
2019	Lowest contract charge 1.20% Class IB	$20.92	—	—	—	28.66%
	Highest contract charge 1.80% Class IB	$18.48	—	—	—	27.89%
	All contract charges	—	3,597	$84,475	0.91%
2018	Lowest contract charge 1.20% Class IB	$16.26	—	—	—	(5.52)%
	Highest contract charge 1.80% Class IB	$14.45	—	—	—	(6.11)%
	All contract charges	—	3,708	$68,116	0.96%
2017	Lowest contract charge 1.20% Class IB	$17.21	—	—	—	19.02%
	Highest contract charge 1.80% Class IB	$15.39	—	—	—	18.29%
	All contract charges	—	3,872	$75,311	1.03%

FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

1290 VT Socially Responsible (Continued)
2016	Lowest contract charge 1.20% Class IB	$14.46	—	—	—	8.64%
	Highest contract charge 1.80% Class IB	$13.01	—	—	—	7.97%
	All contract charges	—	4,056	$66,449	1.14%
2015	Lowest contract charge 1.20% Class IB	$13.31	—	—	—	(0.75)%
	Highest contract charge 1.80% Class IB	$12.05	—	—	—	(1.39)%
	All contract charges	—	4,679	$70,768	0.99%

EQ/400 Managed Volatility
2019	Lowest contract charge 1.20% Class IB	$16.69	—	—	—	23.45%
	Highest contract charge 1.90% Class IB	$15.92	—	—	—	22.56%
	All contract charges	—	17,473	$286,745	0.94%
2018	Lowest contract charge 0.95% Class IB	$13.72	—	—	—	(13.11)%
	Highest contract charge 1.90% Class IB	$12.99	—	—	—	(13.97)%
	All contract charges	—	19,314	$257,381	0.90%
2017	Lowest contract charge 0.95% Class IB	$15.79	—	—	—	14.17%
	Highest contract charge 1.90% Class IB	$15.10	—	—	—	13.11%
	All contract charges	—	21,816	$336,321	0.74%
2016	Lowest contract charge 0.95% Class IB	$13.83	—	—	—	18.51%
	Highest contract charge 1.90% Class IB	$13.35	—	—	—	17.41%
	All contract charges	—	24,008	$325,978	0.75%
2015	Lowest contract charge 0.95% Class IB	$11.67	—	—	—	(4.03)%
	Highest contract charge 1.90% Class IB	$11.37	—	—	—	(5.01)%
	All contract charges	—	26,133	$300,803	0.52%

EQ/2000 Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$16.80	—	—	—	23.26%
	Highest contract charge 1.90% Class IB	$15.76	—	—	—	22.08%
	All contract charges	—	28,331	$460,532	0.89%
2018	Lowest contract charge 0.95% Class IB	$13.63	—	—	—	(12.74)%
	Highest contract charge 1.90% Class IB	$12.91	—	—	—	(13.59)%
	All contract charges	—	31,217	$413,706	0.72%
2017	Lowest contract charge 0.95% Class IB	$15.62	—	—	—	12.78%
	Highest contract charge 1.90% Class IB	$14.94	—	—	—	11.66%
	All contract charges	—	34,756	$530,633	0.70%
2016	Lowest contract charge 0.95% Class IB	$13.85	—	—	—	19.40%
	Highest contract charge 1.90% Class IB	$13.38	—	—	—	18.30%
	All contract charges	—	38,753	$527,274	0.72%
2015	Lowest contract charge 0.95% Class IB	$11.60	—	—	—	(6.07)%
	Highest contract charge 1.90% Class IB	$11.31	—	—	—	(6.91)%
	All contract charges	—	43,378	$496,898	0.37%

EQ/AB Short Duration Government Bond
2019	Lowest contract charge 1.20% Class IB	$9.46	—	—	—	1.28%
	Highest contract charge 1.90% Class IB	$9.02	—	—	—	0.56%
	All contract charges	—	50,495	$468,549	1.72%
2018	Lowest contract charge 1.20% Class IB	$9.34	—	—	—	—%
	Highest contract charge 1.90% Class IB	$8.97	—	—	—	(0.77)%
	All contract charges	—	54,057	$496,516	1.29%
2017	Lowest contract charge 0.95% Class IB	$9.45	—	—	—	(0.74)%
	Highest contract charge 1.90% Class IB	$9.04	—	—	—	(1.74)%
	All contract charges	—	56,048	$516,742	0.48%
2016	Lowest contract charge 0.95% Class IB	$9.52	—	—	—	(0.83)%
	Highest contract charge 1.90% Class IB	$9.20	—	—	—	(1.71)%
	All contract charges	—	61,422	$573,463	0.09%
2015	Lowest contract charge 0.95% Class IB	$9.60	—	—	—	(1.44)%
	Highest contract charge 1.90% Class IB	$9.36	—	—	—	(2.40)%
	All contract charges	—	67,954	$643,138	0.00%

FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/AB Small Cap Growth
2019	Lowest contract charge 0.95% Class IB	$50.56	—	—	—	26.59%
	Highest contract charge 1.90% Class IB	$40.63	—	—	—	25.36%
	All contract charges	—	12,224	$480,449	0.16%
2018	Lowest contract charge 0.95% Class IB	$39.94	—	—	—	(8.75)%
	Highest contract charge 1.90% Class IB	$32.41	—	—	—	(9.65)%
	All contract charges	—	13,640	$425,441	0.12%
2017	Lowest contract charge 0.95% Class IB	$43.77	—	—	—	21.52%
	Highest contract charge 1.90% Class IB	$35.87	—	—	—	20.37%
	All contract charges	—	14,720	$506,213	0.28%
2016	Lowest contract charge 0.95% Class IB	$36.02	—	—	—	11.48%
	Highest contract charge 1.90% Class IB	$29.80	—	—	—	10.45%
	All contract charges	—	16,183	$461,337	0.36%
2015	Lowest contract charge 0.95% Class IB	$32.31	—	—	—	(3.81)%
	Highest contract charge 1.90% Class IB	$26.98	—	—	—	(4.77)%
	All contract charges	—	18,252	$469,041	0.05%

EQ/Aggressive Allocation
2019	Lowest contract charge 1.15% Class B	$21.41	—	—	—	23.05%
	Highest contract charge 1.90% Class B	$18.97	—	—	—	22.15%
	All contract charges	—	106,585	$2,315,011	1.52%
2018	Lowest contract charge 1.15% Class B	$17.40	—	—	—	(9.75)%
	Highest contract charge 1.90% Class B	$15.53	—	—	—	(10.49)%
	All contract charges	—	118,690	$2,102,267	1.51%
2017	Lowest contract charge 1.15% Class B	$19.28	—	—	—	17.70%
	Highest contract charge 1.90% Class B	$17.35	—	—	—	16.84%
	All contract charges	—	130,009	$2,561,277	1.46%
2016	Lowest contract charge 1.15% Class B	$16.38	—	—	—	7.55%
	Highest contract charge 1.90% Class B	$14.85	—	—	—	6.76%
	All contract charges	—	140,150	$2,353,275	0.93%
2015	Lowest contract charge 1.15% Class B	$15.23	—	—	—	(2.87)%
	Highest contract charge 1.90% Class B	$13.91	—	—	—	(3.60)%
	All contract charges	—	156,829	$2,456,477	0.92%

EQ/Balanced Strategy
2019	Lowest contract charge 1.15% Class IB	$11.36	—	—	—	14.29%
	Highest contract charge 1.70% Class IB	$16.80	—	—	—	13.67%
	All contract charges	—	20,409	$353,245	1.45%
2018	Lowest contract charge 1.15% Class IB	$9.94	—	—	—	(5.24)%
	Highest contract charge 1.70% Class IB	$14.78	—	—	—	(5.80)%
	All contract charges	—	22,766	$346,399	1.14%
2017	Lowest contract charge 1.15% Class IB(a)	$10.49	—	—	—	4.80%
	Highest contract charge 1.70% Class IB	$15.69	—	—	—	7.98%
	All contract charges	—	25,875	$416,713	1.23%
2016	Lowest contract charge 1.30% Class IB	$14.98	—	—	—	4.61%
	Highest contract charge 1.70% Class IB	$14.53	—	—	—	4.23%
	All contract charges	—	28,957	$430,865	0.83%
2015	Lowest contract charge 1.30% Class IB	$14.32	—	—	—	(1.98)%
	Highest contract charge 1.70% Class IB	$13.94	—	—	—	(2.38)%
	All contract charges	—	31,558	$449,309	0.94%

EQ/ClearBridge Select Equity Managed Volatility
2019	Lowest contract charge 1.20% Class IB	$18.92	—	—	—	31.94%
	Highest contract charge 1.70% Class IB	$17.68	—	—	—	31.25%
	All contract charges	—	9,351	$170,030	0.35%
2018	Lowest contract charge 1.20% Class IB	$14.34	—	—	—	(11.15)%
	Highest contract charge 1.80% Class IB	$13.30	—	—	—	(11.75)%
	All contract charges	—	9,943	$137,355	3.48%

FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/ClearBridge Select Equity Managed Volatility (Continued)
2017	Lowest contract charge 1.20% Class IB	$16.14	—	—	—	12.87%
	Highest contract charge 1.80% Class IB	$15.07	—	—	—	12.21%
	All contract charges	—	11,095	$173,016	1.02%
2016	Lowest contract charge 1.20% Class IB	$14.30	—	—	—	11.81%
	Highest contract charge 1.80% Class IB	$13.43	—	—	—	11.08%
	All contract charges	—	12,043	$167,015	2.17%
2015	Lowest contract charge 1.20% Class IB	$12.79	—	—	—	(3.62)%
	Highest contract charge 1.80% Class IB	$12.09	—	—	—	(4.12)%
	All contract charges	—	13,722	$170,669	1.78%

EQ/Common Stock Index
2019	Lowest contract charge 0.95% Class IB	$658.08	—	—	—	28.99%
	Highest contract charge 1.90% Class IB	$431.04	—	—	—	27.76%
	All contract charges	—	17,160	$842,997	1.41%
2018	Lowest contract charge 0.95% Class IB	$510.16	—	—	—	(6.70)%
	Highest contract charge 1.90% Class IB	$337.39	—	—	—	(7.60)%
	All contract charges	—	19,181	$732,949	1.28%
2017	Lowest contract charge 0.95% Class IB	$546.79	—	—	—	19.33%
	Highest contract charge 1.90% Class IB	$365.14	—	—	—	18.19%
	All contract charges	—	21,356	$889,494	1.28%
2016	Lowest contract charge 0.95% Class IB	$458.22	—	—	—	10.63%
	Highest contract charge 1.90% Class IB	$308.95	—	—	—	9.58%
	All contract charges	—	23,298	$821,559	1.55%
2015	Lowest contract charge 0.95% Class IB	$414.19	—	—	—	(1.00)%
	Highest contract charge 1.90% Class IB	$281.95	—	—	—	(1.95)%
	All contract charges	—	25,480	$820,311	1.36%

EQ/Conservative Allocation
2019	Lowest contract charge 0.95% Class B	$14.30	—	—	—	8.17%
	Highest contract charge 1.80% Class B	$12.47	—	—	—	7.22%
	All contract charges	—	62,969	$853,549	1.61%
2018	Lowest contract charge 1.15% Class B	$12.83	—	—	—	(2.66)%
	Highest contract charge 1.80% Class B	$11.63	—	—	—	(3.33)%
	All contract charges	—	69,174	$871,166	1.46%
2017	Lowest contract charge 1.15% Class B	$13.18	—	—	—	3.70%
	Highest contract charge 1.80% Class B	$12.03	—	—	—	3.08%
	All contract charges	—	77,119	$1,002,197	1.07%
2016	Lowest contract charge 1.15% Class B	$12.71	—	—	—	1.76%
	Highest contract charge 1.80% Class B	$11.67	—	—	—	1.04%
	All contract charges	—	91,404	$1,148,298	0.92%
2015	Lowest contract charge 1.15% Class B	$12.49	—	—	—	(1.42)%
	Highest contract charge 1.80% Class B	$11.55	—	—	—	(2.04)%
	All contract charges	—	96,782	$1,199,846	0.79%

EQ/Conservative Growth Strategy
2019	Lowest contract charge 1.30% Class IB	$16.02	—	—	—	11.87%
	Highest contract charge 1.70% Class IB	$15.35	—	—	—	11.47%
	All contract charges	—	8,175	$129,062	1.43%
2018	Lowest contract charge 1.30% Class IB	$14.32	—	—	—	(4.47)%
	Highest contract charge 1.70% Class IB	$13.77	—	—	—	(4.90)%
	All contract charges	—	9,290	$131,207	1.14%
2017	Lowest contract charge 1.30% Class IB	$14.99	—	—	—	6.54%
	Highest contract charge 1.70% Class IB	$14.48	—	—	—	6.16%
	All contract charges	—	10,796	$159,970	1.14%
2016	Lowest contract charge 1.30% Class IB	$14.07	—	—	—	3.61%
	Highest contract charge 1.70% Class IB	$13.64	—	—	—	3.18%
	All contract charges	—	12,331	$171,672	0.82%

FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Conservative Growth Strategy (Continued)
2015	Lowest contract charge 1.30% Class IB	$13.58	—	—	—	(1.74)%
	Highest contract charge 1.70% Class IB	$13.22	—	—	—	(2.15)%
	All contract charges	—	13,773	$185,312	0.90%

EQ/Conservative Strategy
2019	Lowest contract charge 1.30% Class IB	$12.99	—	—	—	7.53%
	Highest contract charge 1.70% Class IB	$12.44	—	—	—	7.06%
	All contract charges	—	5,669	$72,659	1.46%
2018	Lowest contract charge 1.30% Class IB	$12.08	—	—	—	(2.66)%
	Highest contract charge 1.70% Class IB	$11.62	—	—	—	(3.09)%
	All contract charges	—	6,209	$74,064	1.16%
2017	Lowest contract charge 1.30% Class IB	$12.41	—	—	—	2.90%
	Highest contract charge 1.70% Class IB	$11.99	—	—	—	2.57%
	All contract charges	—	7,188	$88,246	0.96%
2016	Lowest contract charge 1.30% Class IB	$12.06	—	—	—	1.52%
	Highest contract charge 1.70% Class IB	$11.69	—	—	—	1.04%
	All contract charges	—	8,613	$102,857	0.75%
2015	Lowest contract charge 1.30% Class IB	$11.88	—	—	—	(1.49)%
	Highest contract charge 1.70% Class IB	$11.57	—	—	—	(1.87)%
	All contract charges	—	9,308	$109,700	0.78%

EQ/Conservative-Plus Allocation
2019	Lowest contract charge 0.95% Class B	$16.16	—	—	—	12.38%
	Highest contract charge 1.90% Class B	$13.87	—	—	—	11.32%
	All contract charges	—	57,546	$894,482	1.55%
2018	Lowest contract charge 0.95% Class B	$14.38	—	—	—	(4.58)%
	Highest contract charge 1.90% Class B	$12.46	—	—	—	(5.46)%
	All contract charges	—	63,456	$882,458	1.43%
2017	Lowest contract charge 0.95% Class B	$15.07	—	—	—	7.80%
	Highest contract charge 1.90% Class B	$13.18	—	—	—	6.72%
	All contract charges	—	70,736	$1,036,558	1.16%
2016	Lowest contract charge 0.95% Class B	$13.98	—	—	—	3.71%
	Highest contract charge 1.90% Class B	$12.35	—	—	—	2.75%
	All contract charges	—	78,798	$1,076,771	0.90%
2015	Lowest contract charge 0.95% Class B	$13.48	—	—	—	(1.53)%
	Highest contract charge 1.90% Class B	$12.02	—	—	—	(2.51)%
	All contract charges	—	86,341	$1,143,950	0.79%

EQ/Core Bond Index
2019	Lowest contract charge 0.25% Class IB	$10.63	—	—	—	5.98%
	Highest contract charge 1.90% Class IB	$12.99	—	—	—	4.25%
	All contract charges	—	99,658	$1,209,861	1.85%
2018	Lowest contract charge 0.25% Class IB	$10.03	—	—	—	—%
	Highest contract charge 1.90% Class IB	$12.46	—	—	—	(1.66)%
	All contract charges	—	108,912	$1,263,601	1.85%
2017	Lowest contract charge 0.25% Class IB (a)	$10.03	—	—	—	0.10%
	Highest contract charge 1.90% Class IB	$12.67	—	—	—	(0.47)%
	All contract charges	—	115,007	$1,350,453	1.54%
2016	Lowest contract charge 0.65% Class IB	$10.49	—	—	—	0.67%
	Highest contract charge 1.90% Class IB	$12.73	—	—	—	(0.55)%
	All contract charges	—	121,421	$1,426,090	1.44%
2015	Lowest contract charge 0.65% Class IB	$10.42	—	—	—	(0.19)%
	Highest contract charge 1.90% Class IB	$12.80	—	—	—	(1.46)%
	All contract charges	—	129,512	$1,526,309	1.43%

EQ/Equity 500 Index
2019	Lowest contract charge 0.25% Class IB	$13.88	—	—	—	30.33%
	Highest contract charge 1.90% Class IB	$60.32	—	—	—	28.20%
	All contract charges	—	51,195	$2,056,845	1.55%

FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Equity 500 Index (Continued)
2018	Lowest contract charge 0.25% Class IB	$10.65	—	—	—	(5.16)%
	Highest contract charge 1.90% Class IB	$47.05	—	—	—	(6.76)%
	All contract charges	—	56,015	$1,755,273	1.41%
2017	Lowest contract charge 0.25% Class IB (a)	$11.23	—	—	—	12.08%
	Highest contract charge 1.90% Class IB	$50.46	—	—	—	18.76%
	All contract charges	—	61,267	$2,053,508	1.42%
2016	Lowest contract charge 0.65% Class IB	$20.68	—	—	—	10.47%
	Highest contract charge 1.90% Class IB	$42.49	—	—	—	9.12%
	All contract charges	—	65,022	$1,837,045	1.65%
2015	Lowest contract charge 0.65% Class IB	$18.72	—	—	—	0.16%
	Highest contract charge 1.90% Class IB	$38.94	—	—	—	(1.12)%
	All contract charges	—	66,440	$1,723,661	1.59%

EQ/Franklin Balanced Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$16.60	—	—	—	15.44%
	Highest contract charge 1.80% Class IB	$14.80	—	—	—	14.46%
	All contract charges	—	41,040	$634,016	2.56%
2018	Lowest contract charge 0.95% Class IB	$14.38	—	—	—	(5.21)%
	Highest contract charge 1.80% Class IB	$12.93	—	—	—	(6.03)%
	All contract charges	—	45,641	$613,847	2.80%
2017	Lowest contract charge 0.95% Class IB	$15.17	—	—	—	8.98%
	Highest contract charge 1.80% Class IB	$13.76	—	—	—	8.01%
	Highest contract charge 1.80% Class IB	$12.74	—	—	—	8.52%
	All contract charges	—	51,384	$732,970	2.49%
2016	Lowest contract charge 0.95% Class IB	$13.92	—	—	—	9.35%
	Highest contract charge 1.80% Class IB	$12.74	—	—	—	8.52%
	All contract charges	—	55,731	$733,465	2.53%
2015	Lowest contract charge 0.95% Class IB	$12.73	—	—	—	(3.92)%
	Highest contract charge 1.80% Class IB	$11.74	—	—	—	(4.79)%
	All contract charges	—	59,076	$714,485	2.21%

EQ/Franklin Small Cap Value Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$19.52	—	—	—	24.33%
	Highest contract charge 1.70% Class IB	$17.64	—	—	—	23.36%
	All contract charges	—	5,956	$108,127	0.89%
2018	Lowest contract charge 0.95% Class IB	$15.70	—	—	—	(13.69)%
	Highest contract charge 1.80% Class IB	$14.12	—	—	—	(14.42)%
	All contract charges	—	6,377	$93,648	0.59%
2017	Lowest contract charge 0.95% Class IB	$18.19	—	—	—	10.71%
	Highest contract charge 1.80% Class IB	$16.50	—	—	—	9.78%
	All contract charges	—	7,471	$127,772	0.52%
2016	Lowest contract charge 0.95% Class IB	$16.43	—	—	—	23.63%
	Highest contract charge 1.80% Class IB	$15.03	—	—	—	22.59%
	All contract charges	—	8,769	$136,220	0.40%
2015	Lowest contract charge 1.20% Class IB	$12.98	—	—	—	(7.62)%
	Highest contract charge 1.80% Class IB	$12.26	—	—	—	(8.23)%
	All contract charges	—	8,997	$113,550	0.22%

EQ/Franklin Templeton Allocation Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$14.82	—	—	—	20.98%
	Highest contract charge 1.80% Class IB	$13.29	—	—	—	19.95%
	All contract charges	—	72,672	$1,003,496	1.98%
2018	Lowest contract charge 0.95% Class IB	$12.25	—	—	—	(9.53)%
	Highest contract charge 1.80% Class IB	$11.08	—	—	—	(10.28)%
	All contract charges	—	82,958	$951,636	2.14%
2017	Lowest contract charge 0.95% Class IB	$13.54	—	—	—	13.88%
	Highest contract charge 1.80% Class IB	$12.35	—	—	—	12.89%
	All contract charges	—	92,060	$1,173,895	1.65%

FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Franklin Templeton Allocation Managed Volatility (Continued)
2016	Lowest contract charge 0.95% Class IB	$11.89	—	—	—	8.49%
	Highest contract charge 1.80% Class IB	$10.94	—	—	—	7.47%
	All contract charges	—	100,394	$1,130,650	1.61%
2015	Lowest contract charge 1.15% Class IB	$10.77	—	—	—	(3.93)%
	Highest contract charge 1.80% Class IB	$10.18	—	—	—	(4.50)%
	All contract charges	—	113,359	$1,183,544	1.19%

EQ/Global Equity Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$31.33	—	—	—	24.08%
	Highest contract charge 1.90% Class IB	$25.25	—	—	—	22.87%
	All contract charges	—	24,550	$818,538	1.31%
2018	Lowest contract charge 0.95% Class IB	$25.25	—	—	—	(12.99)%
	Highest contract charge 1.90% Class IB	$20.55	—	—	—	(13.84)%
	All contract charges	—	27,388	$739,407	1.00%
2017	Lowest contract charge 0.95% Class IB	$29.02	—	—	—	24.87%
	Highest contract charge 1.90% Class IB	$23.85	—	—	—	23.70%
	All contract charges	—	30,583	$953,068	1.06%
2016	Lowest contract charge 0.95% Class IB	$23.24	—	—	—	3.52%
	Highest contract charge 1.90% Class IB	$19.28	—	—	—	2.50%
	All contract charges	—	33,877	$849,825	0.91%
2015	Lowest contract charge 0.95% Class IB	$22.45	—	—	—	(2.69)%
	Highest contract charge 1.90% Class IB	$18.81	—	—	—	(3.59)%
	All contract charges	—	37,914	$923,557	0.86%

EQ/Growth Strategy
2019	Lowest contract charge 1.30% Class IB	$21.38	—	—	—	18.65%
	Highest contract charge 1.70% Class IB	$20.48	—	—	—	18.18%
	All contract charges	—	30,330	$638,273	1.47%
2018	Lowest contract charge 1.30% Class IB	$18.02	—	—	—	(7.30)%
	Highest contract charge 1.70% Class IB	$17.33	—	—	—	(7.67)%
	All contract charges	—	34,189	$607,120	1.13%
2017	Lowest contract charge 1.30% Class IB	$19.44	—	—	—	12.24%
	Highest contract charge 1.70% Class IB	$18.77	—	—	—	11.79%
	All contract charges	—	38,465	$738,367	1.44%
2016	Lowest contract charge 1.30% Class IB	$17.32	—	—	—	6.72%
	Highest contract charge 1.70% Class IB	$16.79	—	—	—	6.27%
	All contract charges	—	42,322	$725,052	0.92%
2015	Lowest contract charge 1.30% Class IB	$16.23	—	—	—	(2.29)%
	Highest contract charge 1.70% Class IB	$15.80	—	—	—	(2.65)%
	All contract charges	—	45,382	$729,835	1.10%

EQ/Intermediate Government Bond
2019	Lowest contract charge 1.20% Class IB	$21.11	—	—	—	2.93%
	Highest contract charge 1.70% Class IB	$18.25	—	—	—	2.41%
	All contract charges	—	11,646	$158,442	1.54%
2018	Lowest contract charge 1.20% Class IB	$20.51	—	—	—	(0.39)%
	Highest contract charge 1.90% Class IB	$16.84	—	—	—	(1.12)%
	All contract charges	—	12,037	$162,171	1.24%
2017	Lowest contract charge 1.20% Class IB	$20.59	—	—	—	(0.87)%
	Highest contract charge 1.90% Class IB	$17.03	—	—	—	(1.56)%
	All contract charges	—	13,065	$177,089	0.81%
2016	Lowest contract charge 1.20% Class IB	$20.77	—	—	—	(0.76)%
	Highest contract charge 1.90% Class IB	$17.30	—	—	—	(1.42)%
	All contract charges	—	14,333	$194,689	0.64%
2015	Lowest contract charge 1.20% Class IB	$20.93	—	—	—	(0.76)%
	Highest contract charge 1.90% Class IB	$17.55	—	—	—	(1.52)%
	All contract charges	—	15,169	$208,716	0.59%

FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/International Core Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$16.70	—	—	—	21.28%
	Highest contract charge 1.90% Class IB	$13.68	—	—	—	20.11%
	All contract charges	—	50,913	$845,098	1.94%
2018	Lowest contract charge 0.95% Class IB	$13.77	—	—	—	(15.68)%
	Highest contract charge 1.90% Class IB	$11.39	—	—	—	(16.50)%
	All contract charges	—	56,312	$774,474	1.67%
2017	Lowest contract charge 0.95% Class IB	$16.33	—	—	—	25.13%
	Highest contract charge 1.90% Class IB	$13.64	—	—	—	23.89%
	All contract charges	—	61,397	$1,006,860	1.63%
2016	Lowest contract charge 0.95% Class IB	$13.05	—	—	—	(0.76)%
	Highest contract charge 1.90% Class IB	$11.01	—	—	—	(1.70)%
	All contract charges	—	67,085	$883,719	0.28%
2015	Lowest contract charge 0.95% Class IB	$13.15	—	—	—	(5.26)%
	Highest contract charge 1.90% Class IB	$11.20	—	—	—	(6.12)%
	All contract charges	—	73,183	$976,132	0.06%

EQ/International Equity Index
2019	Lowest contract charge 0.95% Class IB	$18.52	—	—	—	20.97%
	Highest contract charge 1.90% Class IB	$14.59	—	—	—	19.79%
	All contract charges	—	40,233	$650,622	2.81%
2018	Lowest contract charge 0.95% Class IB	$15.31	—	—	—	(15.97)%
	Highest contract charge 1.90% Class IB	$12.18	—	—	—	(16.75)%
	All contract charges	—	43,304	$581,684	2.41%
2017	Lowest contract charge 0.95% Class IB	$18.22	—	—	—	22.04%
	Highest contract charge 1.90% Class IB	$14.63	—	—	—	20.91%
	All contract charges	—	45,547	$732,568	2.69%
2016	Lowest contract charge 0.95% Class IB	$14.93	—	—	—	1.22%
	Highest contract charge 1.90% Class IB	$12.10	—	—	—	0.25%
	All contract charges	—	46,553	$616,874	2.71%
2015	Lowest contract charge 0.95% Class IB	$14.75	—	—	—	(3.02)%
	Highest contract charge 1.90% Class IB	$12.07	—	—	—	(4.05)%
	All contract charges	—	49,825	$655,415	2.42%

EQ/International Value Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$24.55	—	—	—	21.53%
	Highest contract charge 1.90% Class IB	$19.73	—	—	—	20.30%
	All contract charges	—	20,434	$389,696	2.25%
2018	Lowest contract charge 0.95% Class IB	$20.20	—	—	—	(17.31)%
	Highest contract charge 1.90% Class IB	$16.40	—	—	—	(18.08)%
	All contract charges	—	22,411	$353,641	1.69%
2017	Lowest contract charge 0.95% Class IB	$24.43	—	—	—	22.21%
	Highest contract charge 1.90% Class IB	$20.02	—	—	—	21.04%
	All contract charges	—	24,119	$462,137	1.87%
2016	Lowest contract charge 0.95% Class IB	$19.99	—	—	—	(0.20)%
	Highest contract charge 1.90% Class IB	$16.54	—	—	—	(1.14)%
	All contract charges	—	26,682	$420,879	0.46%
2015	Lowest contract charge 0.95% Class IB	$20.03	—	—	—	(4.07)%
	Highest contract charge 1.90% Class IB	$16.73	—	—	—	(5.00)%
	All contract charges	—	28,925	$459,514	0.10%

EQ/Janus Enterprise
2019	Lowest contract charge 0.95% Class IB	$34.01	—	—	—	35.17%
	Highest contract charge 1.80% Class IB	$29.97	—	—	—	34.03%
	All contract charges	—	14,781	$464,970	0.02%
2018	Lowest contract charge 0.95% Class IB	$25.16	—	—	—	(2.71)%
	Highest contract charge 1.80% Class IB	$22.36	—	—	—	(3.58)%
	All contract charges	—	16,619	$388,832	0.00%

FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Janus Enterprise (Continued)
2017	Lowest contract charge 0.95% Class IB	$25.86	—	—	—	26.64%
	Highest contract charge 1.80% Class IB	$23.19	—	—	—	25.62%
	All contract charges	—	17,973	$434,735	0.00%
2016	Lowest contract charge 0.95% Class IB	$20.42	—	—	—	(5.20)%
	Highest contract charge 1.80% Class IB	$18.46	—	—	—	(6.06)%
	All contract charges	—	19,796	$379,947	0.00%
2015	Lowest contract charge 0.95% Class IB	$21.54	—	—	—	(6.39)%
	Highest contract charge 1.80% Class IB	$19.65	—	—	—	(7.22)%
	All contract charges	—	22,683	$461,738	0.00%

EQ/Large Cap Core Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$23.97	—	—	—	28.73%
	Highest contract charge 1.90% Class IB	$19.58	—	—	—	27.56%
	All contract charges	—	61,048	$1,500,468	1.26%
2018	Lowest contract charge 0.95% Class IB	$18.62	—	—	—	(7.32)%
	Highest contract charge 1.90% Class IB	$15.35	—	—	—	(8.25)%
	All contract charges	—	68,873	$1,322,352	1.00%
2017	Lowest contract charge 0.95% Class IB	$20.09	—	—	—	20.81%
	Highest contract charge 1.90% Class IB	$16.73	—	—	—	19.67%
	All contract charges	—	78,394	$1,631,217	0.98%
2016	Lowest contract charge 0.95% Class IB	$16.63	—	—	—	8.76%
	Highest contract charge 1.90% Class IB	$13.98	—	—	—	7.70%
	All contract charges	—	87,725	$1,517,940	1.08%
2015	Lowest contract charge 0.95% Class IB	$15.29	—	—	—	(0.59)%
	Highest contract charge 1.90% Class IB	$12.98	—	—	—	(1.52)%
	All contract charges	—	98,847	$1,580,036	0.90%

EQ/Large Cap Growth Index
2019	Lowest contract charge 0.95% Class IB	$24.33	—	—	—	34.05%
	Highest contract charge 1.90% Class IB	$19.93	—	—	—	32.78%
	All contract charges	—	25,891	$761,788	0.62%
2018	Lowest contract charge 0.95% Class IB	$18.15	—	—	—	(3.20)%
	Highest contract charge 1.90% Class IB	$15.01	—	—	—	(4.15)%
	All contract charges	—	28,434	$626,515	0.62%
2017	Lowest contract charge 0.95% Class IB	$18.75	—	—	—	28.07%
	Highest contract charge 1.90% Class IB	$15.66	—	—	—	26.80%
	All contract charges	—	31,182	$709,341	0.76%
2016	Lowest contract charge 0.95% Class IB	$14.64	—	—	—	5.32%
	Highest contract charge 1.90% Class IB	$12.35	—	—	—	4.31%
	All contract charges	—	33,265	$591,068	0.98%
2015	Lowest contract charge 0.95% Class IB	$13.90	—	—	—	3.81%
	Highest contract charge 1.90% Class IB	$11.84	—	—	—	2.87%
	All contract charges	—	36,144	$609,656	0.90%

EQ/Large Cap Growth Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$46.33	—	—	—	32.45%
	Highest contract charge 1.90% Class IB	$37.24	—	—	—	31.17%
	All contract charges	—	80,958	$3,062,781	0.42%
2018	Lowest contract charge 0.95% Class IB	$34.98	—	—	—	(3.90)%
	Highest contract charge 1.90% Class IB	$28.39	—	—	—	(4.83)%
	All contract charges	—	91,928	$2,639,037	0.47%
2017	Lowest contract charge 0.95% Class IB	$36.40	—	—	—	27.99%
	Highest contract charge 1.90% Class IB	$29.83	—	—	—	26.77%
	All contract charges	—	105,089	$3,156,653	0.48%
2016	Lowest contract charge 0.95% Class IB	$28.44	—	—	—	4.52%
	Highest contract charge 1.90% Class IB	$23.53	—	—	—	3.52%
	All contract charges	—	118,136	$2,787,263	0.55%

FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Large Cap Growth Managed Volatility (Continued)
2015	Lowest contract charge 0.95% Class IB	$27.21	—	—	—	3.03%
	Highest contract charge 1.90% Class IB	$22.73	—	—	—	2.07%
	All contract charges	—	133,963	$3,037,986	0.28%

EQ/Large Cap Value Index
2019	Lowest contract charge 0.95% Class IB	$13.73	—	—	—	24.48%
	Highest contract charge 1.80% Class IB	$12.14	—	—	—	23.37%
	All contract charges	—	35,596	$452,361	2.21%
2018	Lowest contract charge 0.95% Class IB	$11.03	—	—	—	(9.81)%
	Highest contract charge 1.80% Class IB	$9.84	—	—	—	(10.55)%
	All contract charges	—	38,099	$391,053	1.99%
2017	Lowest contract charge 0.95% Class IB	$12.23	—	—	—	12.00%
	Highest contract charge 1.80% Class IB	$11.00	—	—	—	10.89%
	All contract charges	—	41,674	$476,659	1.80%
2016	Lowest contract charge 0.95% Class IB	$10.92	—	—	—	15.31%
	Highest contract charge 1.80% Class IB	$9.92	—	—	—	14.42%
	All contract charges	—	44,658	$458,949	2.00%
2015	Lowest contract charge 0.95% Class IB	$9.47	—	—	—	(5.30)%
	Highest contract charge 1.80% Class IB	$8.67	—	—	—	(6.17)%
	All contract charges	—	46,381	$415,436	1.86%

EQ/Large Cap Value Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$28.10	—	—	—	24.23%
	Highest contract charge 1.90% Class IB	$22.73	—	—	—	23.06%
	All contract charges	—	104,459	$2,402,265	1.90%
2018	Lowest contract charge 0.95% Class IB	$22.62	—	—	—	(10.77)%
	Highest contract charge 1.90% Class IB	$18.47	—	—	—	(11.67)%
	All contract charges	—	116,565	$2,168,698	2.42%
2017	Lowest contract charge 0.95% Class IB	$25.35	—	—	—	12.77%
	Highest contract charge 1.90% Class IB	$20.91	—	—	—	11.70%
	All contract charges	—	130,348	$2,733,176	1.49%
2016	Lowest contract charge 0.95% Class IB	$22.48	—	—	—	14.23%
	Highest contract charge 1.90% Class IB	$18.72	—	—	—	13.11%
	All contract charges	—	144,915	$2,707,920	1.66%
2015	Lowest contract charge 0.95% Class IB	$19.68	—	—	—	(4.93)%
	Highest contract charge 1.90% Class IB	$16.55	—	—	—	(5.81)%
	All contract charges	—	162,866	$2,676,706	1.54%

EQ/Mid Cap Index
2019	Lowest contract charge 0.95% Class IB	$26.90	—	—	—	24.19%
	Highest contract charge 1.90% Class IB	$22.33	—	—	—	23.03%
	All contract charges	—	31,480	$839,770	1.09%
2018	Lowest contract charge 0.95% Class IB	$21.66	—	—	—	(12.56)%
	Highest contract charge 1.90% Class IB	$18.15	—	—	—	(13.41)%
	All contract charges	—	34,547	$745,731	1.04%
2017	Lowest contract charge 0.95% Class IB	$24.77	—	—	—	14.41%
	Highest contract charge 1.90% Class IB	$20.96	—	—	—	13.30%
	All contract charges	—	38,185	$946,770	0.90%
2016	Lowest contract charge 0.95% Class IB	$21.65	—	—	—	18.76%
	Highest contract charge 1.90% Class IB	$18.50	—	—	—	17.68%
	All contract charges	—	41,241	$898,263	1.09%
2015	Lowest contract charge 0.95% Class IB	$18.23	—	—	—	(3.75)%
	Highest contract charge 1.90% Class IB	$15.72	—	—	—	(4.73)%
	All contract charges	—	43,998	$810,892	0.85%

EQ/Mid Cap Value Managed Volatility
2019	Lowest contract charge 0.95% Class IB	$35.38	—	—	—	25.37%
	Highest contract charge 1.90% Class IB	$28.44	—	—	—	24.19%
	All contract charges	—	36,718	$1,080,689	1.35%

FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Mid Cap Value Managed Volatility (Continued)
2018	Lowest contract charge 0.95% Class IB	$28.22	—	—	—	(14.12)%
	Highest contract charge 1.90% Class IB	$22.90	—	—	—	(14.96)%
	All contract charges	—	40,789	$962,145	1.19%
2017	Lowest contract charge 0.95% Class IB	$32.86	—	—	—	11.28%
	Highest contract charge 1.90% Class IB	$26.93	—	—	—	10.19%
	All contract charges	—	45,503	$1,256,646	1.03%
2016	Lowest contract charge 0.95% Class IB	$29.53	—	—	—	16.54%
	Highest contract charge 1.90% Class IB	$24.44	—	—	—	15.45%
	All contract charges	—	50,679	$1,264,192	1.21%
2015	Lowest contract charge 0.95% Class IB	$25.34	—	—	—	(4.45)%
	Highest contract charge 1.90% Class IB	$21.17	—	—	—	(5.36)%
	All contract charges	—	56,835	$1,222,477	0.74%

EQ/Moderate Allocation
2019	Lowest contract charge 0.95% Class B	$78.01	—	—	—	14.43%
	Highest contract charge 1.90% Class B	$56.25	—	—	—	13.34%
	All contract charges	—	186,084	$3,949,020	1.56%
2018	Lowest contract charge 0.95% Class B	$68.17	—	—	—	(5.67)%
	Highest contract charge 1.90% Class B	$49.63	—	—	—	(6.59)%
	All contract charges	—	208,890	$3,893,195	1.50%
2017	Lowest contract charge 0.95% Class B	$72.27	—	—	—	10.00%
	Highest contract charge 1.90% Class B	$53.13	—	—	—	8.94%
	All contract charges	—	233,961	$4,648,305	1.21%
2016	Lowest contract charge 0.95% Class B	$65.70	—	—	—	4.35%
	Highest contract charge 1.90% Class B	$48.77	—	—	—	3.37%
	All contract charges	—	261,685	$4,749,907	0.87%
2015	Lowest contract charge 0.95% Class B	$62.96	—	—	—	(1.82)%
	Highest contract charge 1.90% Class B	$47.18	—	—	—	(2.76)%
	All contract charges	—	294,244	$5,142,914	0.79%

EQ/Moderate Growth Strategy
2019	Lowest contract charge 1.30% Class IB	$19.75	—	—	—	16.45%
	Highest contract charge 1.70% Class IB	$18.92	—	—	—	15.93%
	All contract charges	—	34,497	$672,323	1.45%
2018	Lowest contract charge 1.30% Class IB	$16.96	—	—	—	(6.40)%
	Highest contract charge 1.70% Class IB	$16.32	—	—	—	(6.74)%
	All contract charges	—	39,296	$658,654	1.13%
2017	Lowest contract charge 1.30% Class IB	$18.12	—	—	—	10.35%
	Highest contract charge 1.70% Class IB	$17.50	—	—	—	9.92%
	All contract charges	—	45,097	$808,657	1.33%
2016	Lowest contract charge 1.30% Class IB	$16.42	—	—	—	5.66%
	Highest contract charge 1.70% Class IB	$15.92	—	—	—	5.22%
	All contract charges	—	50,523	$822,255	0.87%
2015	Lowest contract charge 1.30% Class IB	$15.54	—	—	—	(2.08)%
	Highest contract charge 1.70% Class IB	$15.13	—	—	—	(2.45)%
	All contract charges	—	54,859	$845,964	1.02%

EQ/Moderate-Plus Allocation
2019	Lowest contract charge 0.95% Class B	$19.99	—	—	—	18.85%
	Highest contract charge 1.80% Class B	$17.43	—	—	—	17.85%
	All contract charges	—	340,412	$6,751,187	1.52%
2018	Lowest contract charge 0.95% Class B	$16.82	—	—	—	(7.68)%
	Highest contract charge 1.80% Class B	$14.79	—	—	—	(8.53)%
	All contract charges	—	378,943	$6,358,563	1.53%
2017	Lowest contract charge 0.95% Class B	$18.22	—	—	—	13.80%
	Highest contract charge 1.80% Class B	$16.17	—	—	—	12.84%
	All contract charges	—	420,234	$7,682,872	1.35%

FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Continued)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Moderate-Plus Allocation (Continued)
2016	Lowest contract charge 0.95% Class B	$16.01	—	—	—	6.24%
	Highest contract charge 1.80% Class B	$14.33	—	—	—	5.37%
	All contract charges	—	462,777	$7,475,281	0.87%
2015	Lowest contract charge 0.95% Class B	$15.07	—	—	—	(2.21)%
	Highest contract charge 1.80% Class B	$13.60	—	—	—	(3.06)%
	All contract charges	—	518,373	$7,924,005	0.86%

EQ/Money Market
2019	Lowest contract charge 0.00% Class IB	$45.86	—	—	—	1.51%
	Highest contract charge 1.80% Class IB	$22.81	—	—	—	(0.31)%
	All contract charges	—	179,767	$747,015	1.50%
2018	Lowest contract charge 0.00% Class IB	$45.18	—	—	—	1.28%
	Highest contract charge 1.80% Class IB	$22.88	—	—	—	(0.56)%
	All contract charges	—	195,133	$610,775	1.26%
2017	Lowest contract charge 0.00% Class IB	$44.61	—	—	—	0.41%
	Highest contract charge 1.90% Class IB	$22.17	—	—	—	(1.51)%
	All contract charges	—	198,939	$587,012	0.39%
2016	Lowest contract charge 0.00% Class IB	$44.43	—	—	—	0.00%
	Highest contract charge 1.90% Class IB	$22.51	—	—	—	(1.92)%
	All contract charges	—	215,949	$707,123	0.00%
2015	Lowest contract charge 0.00% Class IB	$44.43	—	—	—	0.00%
	Highest contract charge 1.90% Class IB	$22.95	—	—	—	(1.88)%
	All contract charges	—	238,527	$526,134	0.00%

EQ/Quality Bond PLUS
2019	Lowest contract charge 1.20% Class IB	$17.87	—	—	—	4.38%
	Highest contract charge 1.90% Class IB	$14.83	—	—	—	3.63%
	All contract charges	—	61,934	$803,701	1.54%
2018	Lowest contract charge 1.20% Class IB	$17.12	—	—	—	(1.10)%
	Highest contract charge 1.90% Class IB	$14.31	—	—	—	(1.78)%
	All contract charges	—	68,234	$852,634	1.65%
2017	Lowest contract charge 1.20% Class IB	$17.31	—	—	—	0.17%
	Highest contract charge 1.90% Class IB	$14.57	—	—	—	(0.55)%
	All contract charges	—	74,909	$947,422	1.17%
2016	Lowest contract charge 1.20% Class IB	$17.28	—	—	—	0.00%
	Highest contract charge 1.90% Class IB	$14.65	—	—	—	(0.75)%
	All contract charges	—	80,559	$1,016,590	1.10%
2015	Lowest contract charge 1.20% Class IB	$17.28	—	—	—	(0.97)%
	Highest contract charge 1.90% Class IB	$14.76	—	—	—	(1.67)%
	All contract charges	—	90,002	$1,137,861	1.03%

EQ/Small Company Index
2019	Lowest contract charge 0.95% Class IB	$37.51	—	—	—	24.04%
	Highest contract charge 1.90% Class IB	$30.34	—	—	—	22.83%
	All contract charges	—	16,324	$501,743	1.07%
2018	Lowest contract charge 0.95% Class IB	$30.24	—	—	—	(12.17)%
	Highest contract charge 1.90% Class IB	$24.70	—	—	—	(13.00)%
	All contract charges	—	17,813	$443,742	0.93%
2017	Lowest contract charge 0.95% Class IB	$34.43	—	—	—	12.92%
	Highest contract charge 1.90% Class IB	$28.39	—	—	—	11.82%
	All contract charges	—	19,542	$557,441	1.03%
2016	Lowest contract charge 0.95% Class IB	$30.49	—	—	—	19.38%
	Highest contract charge 1.90% Class IB	$25.39	—	—	—	18.26%
	All contract charges	—	21,065	$535,205	1.13%
2015	Lowest contract charge 0.95% Class IB	$25.54	—	—	—	(5.48)%
	Highest contract charge 1.90% Class IB	$21.47	—	—	—	(6.37)%
	All contract charges	—	22,946	$490,749	0.89%

FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2019

7.	Financial Highlights (Concluded)

		Years Ended December 31,
		Unit Value	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Investment Income Ratio*	Total Return**

EQ/Templeton Global Equity Managed Volatility
2019	Lowest contract charge 1.20% Class IB	$14.47	—	—	—	19.49%
	Highest contract charge 1.80% Class IB	$13.34	—	—	—	18.79%
	All contract charges	—	17,550	$243,964	1.78%
2018	Lowest contract charge 1.20% Class IB	$12.11	—	—	—	(13.25)%
	Highest contract charge 1.80% Class IB	$11.23	—	—	—	(13.81)%
	All contract charges	—	19,699	$229,859	2.74%
2017	Lowest contract charge 0.95% Class IB	$14.36	—	—	—	20.07%
	Highest contract charge 1.80% Class IB	$13.03	—	—	—	19.10%
	All contract charges	—	21,931	$295,896	1.39%
2016	Lowest contract charge 0.95% Class IB	$11.96	—	—	—	4.27%
	Highest contract charge 1.80% Class IB	$10.94	—	—	—	3.40%
	All contract charges	—	23,291	$263,052	0.67%
2015	Lowest contract charge 0.95% Class IB	$11.47	—	—	—	(3.53)%
	Highest contract charge 1.80% Class IB	$10.58	—	—	—	(4.43)%
	All contract charges	—	25,965	$282,825	0.00%

Multimanager Technology
2019	Lowest contract charge 0.95% Class IB	$42.09	—	—	—	36.57%
	Highest contract charge 1.80% Class IB	$36.04	—	—	—	35.39%
	All contract charges	—	16,416	$691,309	0.15%
2018	Lowest contract charge 0.95% Class IB	$30.82	—	—	—	1.31%
	Highest contract charge 1.80% Class IB	$26.62	—	—	—	0.41%
	All contract charges	—	18,273	$566,234	0.15
2017	Lowest contract charge 0.95% Class IB	$30.42	—	—	—	37.77%
	Highest contract charge 1.80% Class IB	$26.51	—	—	—	36.65%
	All contract charges	—	20,028	$615,119	0.00%
2016	Lowest contract charge 0.95% Class IB	$22.08	—	—	—	7.92%
	Highest contract charge 1.80% Class IB	$19.40	—	—	—	7.00%
	All contract charges	—	21,378	$479,082	0.01%
2015	Lowest contract charge 0.95% Class IB	$20.46	—	—	—	5.30%
	Highest contract charge 1.80% Class IB	$18.13	—	—	—	4.38%
	All contract charges	—	23,604	$492,918	—

(a)	Units were made available on May 15, 2017.
*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
**	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY

SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Concluded)

December 31, 2019

8.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2019 through April 20, 2020, the date on which the financial statements were issued. Except as noted below, it has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

A. Reorganization

The following Variable Investment Option will be involved in a planned reorganization (“Reorganization Plan”). If the shareholders approve the Reorganization Plan, it is anticipated that the Reorganization Plan will take place in early to mid-June 2020. The Reorganization Plan provides for the reorganization of certain Portfolio, where interests in certain Variable Investment Option (the “Surviving Portfolio”) will replace interests in the current investment option (the “Removed Portfolio”).

Proposed Acquired Portfolio	Proposed Acquiring Portfolio
EQ/Franklin Templeton Allocation Managed Volatility	EQ/Aggressive Growth Strategy

B. Others

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. AXA Equitable is currently unable to determine the extent of the impact of the pandemic to its operations and financial condition.

FSA-68

FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of

AXA Equitable Life Insurance Company

Opinion on the Financial Statements

We have audited the consolidated financial statements, including the related notes and financial statement schedules, of AXA Equitable Life Insurance Company and its subsidiaries (the “Company”) as listed in the accompanying index (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Change in Accounting Principle

As discussed in Note 2 to the consolidated financial statements, the Company changed the manner in which it accounts for leases in 2019.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 12, 2020

We have served as the Company’s auditor since 1993.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, 2019 AND 2018

	2019	2018
	(in millions, except share amounts)
ASSETS
Investments:
Fixed maturities available-for-sale, at fair value (amortized cost of $59,278 and $42,492)	$62,362	$41,915
Mortgage loans on real estate (net of valuation allowance of $0 and $7)	12,090	11,818
Real estate held for production of income (1)	27	52
Policy loans	3,270	3,267
Other equity investments (1)	1,149	1,144
Trading securities, at fair value	6,598	15,166
Other invested assets	2,129	1,554

Total investments	87,625	74,916
Cash and cash equivalents	1,492	2,622
Deferred policy acquisition costs	4,337	5,011
Amounts due from reinsurers	3,001	3,124
Loans to affiliates	1,200	600
GMIB reinsurance contract asset, at fair value	2,466	1,991
Current and deferred income taxes	224	438
Other assets	3,050	2,763
Separate Accounts assets	124,646	108,487

Total Assets	$228,041	$199,952

LIABILITIES
Policyholders’ account balances	$55,421	$46,403
Future policy benefits and other policyholders’ liabilities	33,976	29,808
Broker-dealer related payables	428	69
Securities sold under agreements to repurchase	—	573
Amounts due to reinsurers	105	113
Loans from affiliates	—	572
Other liabilities	1,768	1,460
Separate Accounts liabilities	124,646	108,487

Total Liabilities	$216,344	$187,485
Redeemable noncontrolling interest (2)	$39	$39
Commitments and contingent liabilities (Note 17)

EQUITY
Equity attributable to Equitable Life:
Common stock, $1.25 par value; 2,000,000 shares authorized, issued and outstanding	$2	$2
Additional paid-in capital	7,809	7,807
Retained earnings	2,242	5,098
Accumulated other comprehensive income (loss)	1,592	(491)

Total equity attributable to Equitable Life	11,645	12,416
Noncontrolling interest	13	12

Total Equity	11,658	12,428

Total Liabilities, Redeemable Noncontrolling Interest and Equity	$228,041	$199,952

(1)	See Note 2 for details of balances with variable interest entities.
(2)	See Note 20 for details of Redeemable noncontrolling interest.

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME (LOSS)

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
REVENUES
Policy charges and fee income	$3,450	$3,523	$3,294
Premiums	936	862	904
Net derivative gains (losses)	(3,820)	(1,010)	894
Net investment income (loss)	3,298	2,478	2,441
Investment gains (losses), net:
Total other-than-temporary impairment losses	—	(37)	(13)
Other investment gains (losses), net	206	41	(112)

Total investment gains (losses), net	206	4	(125)

Investment management and service fees	1,022	1,029	1,007
Other income	56	65	41

Total revenues	5,148	6,951	8,456

BENEFITS AND OTHER DEDUCTIONS
Policyholders’ benefits	4,119	3,005	3,473
Interest credited to policyholders’ account balances	1,127	1,002	921
Compensation and benefits	335	422	327
Commissions	629	620	628
Interest expense	4	34	23
Amortization of deferred policy acquisition costs	452	431	900
Other operating costs and expenses	912	2,918	635

Total benefits and other deductions	7,578	8,432	6,907

Income (loss) from continuing operations, before income taxes	(2,430)	(1,481)	1,549
Income tax (expense) benefit from continuing operations	584	446	1,210

Net income (loss) from continuing operations	(1,846)	(1,035)	2,759
Less: Net (income) loss from discontinued operations, net of taxes and noncontrolling interest	—	(114)	(85)

Net income (loss)	(1,846)	(921)	2,844
Less: Net income (loss) attributable to the noncontrolling interest	5	(3)	1

Net income (loss) attributable to Equitable Life	$(1,851)	$(918)	$2,843

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$(1,846)	$(921)	$2,844

Other comprehensive income (loss) net of income taxes:
Change in unrealized gains (losses), net of reclassification adjustment	2,081	(1,230)	584
Changes in defined benefit plan related items not yet recognized in periodic benefit cost, net of reclassification adjustment	2	(4)	(5)
Other comprehensive income (loss) from discontinued operations	—	—	23

Total other comprehensive income (loss), net of income taxes	2,083	(1,234)	602

Comprehensive income (loss) attributable to Equitable Life	$237	$(2,155)	$3,446

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF EQUITY

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	Years Ended December 31,
	AXA Equitable Equity					Noncontrolling Interest
	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total	Continuing Operations	Discontinued Operations	Total	Total Equity
	(in millions)
January 1, 2019	$2	$7,807	$5,098	$(491)	$12,416	$12	$—	$12	$12,428
Dividend to parent company	—	—	(1,005)	—	(1,005)	—	—	—	(1,005)
Net income (loss)	—	—	(1,851)	—	(1,851)	—	—	—	(1,851)
Other comprehensive income (loss)	—	—	—	2,083	2,083	—	—	—	2,083
Other	—	2	—	—	2	1	—	1	3

December 31, 2019	$2	$7,809	$2,242	$1,592	$11,645	$13	$—	$13	$11,658

January 1, 2018	$2	$6,859	$8,938	$598	$16,397	$19	$3,076	$3,095	$19,492
Cumulative effect of adoption of revenue recognition standard ASC 606	—	—	8	—	8	—	—	—	8
Cumulative effect of adoption of ASU 2018-12, Reclassification of Certain Tax Effects Attributable to Disposed Subsidiary	—	—	(83)	83	—	—	—	—	—
Transfer for Deferred tax asset in GMxB Unwind	—	1,209	—	—	1,209	—	—	—	1,209
Settlement of intercompany payables in GMxB Unwind	—	(297)	—	—	(297)	—	—	—	(297)
Distribution of disposed subsidiary	—	—	(1,175)	—	(1,175)	—	—	—	(1,175)
Transfer of accumulated other comprehensive income to discontinued operations	—	—	—	62	62	—	—	—	62
Reclassification of net earnings (loss) attributable to redeemable noncontrolling interests	—	—	—	—	—	(2)	—	(2)	(2)
De-consolidation of real estate joint ventures	—	—	—	—	—	(8)	—	(8)	(8)
Dividend to parent company	—	—	(1,672)	—	(1,672)	—	—	—	(1,672)
Transfer of AB Holding Units	—	—	—	—	—	—	(3,076)	(3,076)	(3,076)
Net income (loss)	—	—	(918)	—	(918)	3	—	3	(915)
Other comprehensive income (loss)	—	—	—	(1,234)	(1,234)	—	—	—	(1,234)
Other	—	36	—	—	36	—	—	—	36

December 31, 2018	$2	$7,807	$5,098	$(491)	$12,416	$12	$—	$12	$12,428

January 1, 2017	$2	$5,339	$6,095	$(4)	$11,432	$—	$3,096	$3,096	$14,528
Capital contribution from parent	—	1,500	—	—	1,500	—	—	—	1,500
Reclassification of net earnings (loss) attributable to redeemable noncontrolling interests	—	—	—	—	—	1	—	1	1
Consolidation of real estate joint ventures	—	—	—	—	—	19	—	19	19
Repurchase of AB Holding units	—	—	—	—	—	—	(158)	(158)	(158)
Dividends paid to noncontrolling interest	—	—	—	—	—	—	(457)	(457)	(457)
Net income (loss)	—	—	2,843	—	2,843	(1)	485	484	3,327
Other comprehensive income (loss)	—	—	—	602	602	—	—	—	602
Other	—	20	—	—	20	—	110	110	130

December 31, 2017	$2	$6,859	$8,938	$598	$16,397	$19	$3,076	$3,095	$19,492

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	2019	2018	2017
	(in millions)
Cash flows from operating activities:
Net income (loss)(1)	$(1,846)	$(358)	$3,377
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Interest credited to policyholders’ account balances	1,127	1,002	921
Policy charges and fee income	(3,450)	(3,523)	(3,294)
Net derivative (gains) losses	3,820	1,010	(870)
Investment (gains) losses, net	(206)	(3)	125
Realized and unrealized (gains) losses on trading securities	(429)	221	(166)
Non-cash long-term incentive compensation expense	3	218	185
Amortization of deferred cost of reinsurance asset	(7)	1,882	(84)
Amortization and depreciation	323	340	825
Cash received on the recapture of captive reinsurance	—	1,273	—
Equity (income) loss from limited partnerships	(73)	(120)	(157)
Changes in:
Net broker-dealer and customer related receivables/payables	4	838	(278)
Reinsurance recoverable	(183)	(390)	(1,018)
Segregated cash and securities, net	—	(345)	130
Capitalization of deferred policy acquisition costs	(648)	(597)	(578)
Future policy benefits	1,115	(284)	1,189
Current and deferred income taxes	(334)	(556)	(1,174)
Other, net	178	810	486

Net cash provided by (used in) operating activities	$(606)	$1,418	$(381)

Cash flows from investing activities:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	$12,450	$8,935	$9,738
Mortgage loans on real estate	952	768	934
Trading account securities	10,209	9,298	9,125
Real estate joint ventures	5	139	—
Short-term investments	2,548	2,315	2,204
Other	253	190	228
Payment for the purchase/origination of:
Fixed maturities, available-for-sale	(28,537)	(11,110)	(12,465)
Mortgage loans on real estate	(1,240)	(1,642)	(2,108)
Trading account securities	(1,067)	(11,404)	(12,667)
Short-term investments	(2,762)	(1,852)	(2,456)
Other	(408)	(170)	(280)
Cash settlements related to derivative instruments	(961)	805	(1,259)
Repayments of loans to affiliates	300	900	—
Investment in capitalized software, leasehold improvements and EDP equipment	(65)	(115)	(100)
Purchase of business, net of cash acquired	—	—	(130)
Issuance of loans to affiliates	(900)	(1,100)	—
Cash disposed due to distribution of disposed subsidiary	—	(672)	—
Other, net	(55)	(91)	322

Net cash provided by (used in) investing activities	$(9,278)	$(4,806)	$(8,914)

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

(CONTINUED)

	2019	2018	2017
	(in millions)
Cash flows from financing activities:
Policyholders’ account balances:
Deposits	$12,283	$9,365	$9,334
Withdrawals	(4,641)	(4,496)	(3,926)
Transfer (to) from Separate Accounts	1,869	1,809	1,566
Proceeds from loans from affiliates	—	572	—
Change in short-term financings	—	(26)	53
Change in collateralized pledged assets	(69)	1	710
Change in collateralized pledged liabilities	1,359	(291)	1,108
(Decrease) increase in overdrafts payable	—	3	63
Repayment of loans from affiliates	(572)	—	—
Shareholder dividends paid	(1,005)	(1,672)	—
Repurchase of AB Holding Units	—	(267)	(220)
Purchases (redemptions) of noncontrolling interests of consolidated company-sponsored investment funds	19	(472)	120
Distribution to noncontrolling interest of consolidated subsidiaries	—	(610)	(457)
Increase (decrease) in securities sold under agreement to repurchase	(573)	(1,314)	(109)
Capital contribution from parent company	—	—	1,500
Other, net	84	11	(10)

Net cash provided by (used in) financing activities	$8,754	$2,613	$9,732

Effect of exchange rate changes on cash and cash equivalents	—	(12)	22

Change in cash and cash equivalents	(1,130)	(787)	459
Cash and cash equivalents, beginning of year	2,622	3,409	2,950

Cash and cash equivalents, end of year	$1,492	$2,622	$3,409

Cash and cash equivalents of disposed subsidiary:
Beginning of year	$—	$1,009	$1,006

End of year	$—	$—	$1,009

Cash and cash equivalents of continuing operations
Beginning of year	$2,622	$2,400	$1,944

End of year	$1,492	$2,622	$2,400

Supplemental cash flow information:
Interest paid	$(4)	$—	$(8)

Income taxes (refunded) paid	$(252)	$(8)	$(33)

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

(CONTINUED)

	2019	2018	2017
	(in millions)

Cash flows of disposed subsidiary:
Net cash provided by (used in) operating activities	$—	$1,137	$715
Net cash provided by (used in) investing activities	—	(102)	(297)
Net cash provided by (used in) financing activities	—	(1,360)	(437)
Effect of exchange rate changes on cash and cash equivalents	—	(12)	22

Non-cash transactions:
Continuing operations
(Settlement) issuance of long-term debt	$—	$(202)	$202

Transfer of assets to reinsurer	$—	$(604)	$—

Repayments of loans from affiliates	$—	$300	$—

Disposal of subsidiary
Assets disposed	$—	$9,156	$—
Liabilities disposed	—	4,914	—

Net assets disposed	—	4,242	—
Cash disposed	—	672	—

Net non-cash disposed	$—	$3,570	$—

(1)

Net income (loss) includes $0, $564 million and $533 million in 2019, 2018 and 2017, respectively, of the discontinued operations that are not included in Net income (loss) in the Consolidated Statements of Income (Loss).

See Notes to Consolidated Financial Statements.

AXA EQUITABLE LIFE INSURANCE COMPANY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1)	ORGANIZATION

Consolidation

AXA Equitable Life Insurance Company’s (“Equitable Life” and, collectively with its consolidated subsidiaries, the “Company”) primary business is providing variable annuity, life insurance and employee benefit products to both individuals and businesses. The Company is an indirect, wholly-owned subsidiary of Equitable Holdings, Inc. (“Holdings”). Prior to the closing of the initial public offering of shares of Holdings’ common stock on May 14, 2018 (the “IPO”), Holdings was a wholly-owned subsidiary of AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty, and health insurance and asset management. As of December 31, 2019, AXA owns less than 10% of the outstanding common stock of Holdings.

In March 2018, AXA contributed its 0.5% minority interest in AXA Financial, Inc. (“AXA Financial”) to Holdings, increasing Holdings’ ownership of AXA Financial to 100%. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity (the “AXA Financial Merger”). As a result of the AXA Financial Merger, Holdings assumed all of AXA Financial’s liabilities, including two assumption agreements under which it legally assumed primary liability for certain employee benefit plans of Equitable Life and various guarantees for its subsidiaries.

Discontinued Operations

In the fourth quarter of 2018, the Company transferred its economic interest in the business of AllianceBernstein Holding L.P. (“AB Holding”), AllianceBernstein L.P. (“ABLP”) AllianceBernstein Corporation and their subsidiaries (collectively, “AB”) to a newly created wholly-owned subsidiary of Holdings (the “AB Business Transfer”). The results of AB are reflected in the Company’s consolidated financial statements as a discontinued operation and, therefore, are presented as Assets of disposed subsidiary, Liabilities of disposed subsidiary on the consolidated balance sheets and Net income (loss) from discontinued operations, net of taxes, on the consolidated statements of income (loss). Intercompany transactions between the Company and AB prior to the AB Business Transfer have been eliminated. Ongoing service transactions will be reported as related party transactions going forward. See Note 19 for information on discontinued operations and transactions with AB.

As a result of the AB Business Transfer, we have reassessed the Company’s segment structure and concluded that the Company operates as a single reportable segment as information on a more segmented basis is not evaluated by the Chief Operating Decision Maker and as such there is only a single reporting segment.

2)	SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates.

The accompanying consolidated financial statements present the consolidated results of operations, financial condition and cash flows of the Company and its subsidiaries and those investment companies, partnerships and joint ventures in which the Company has control and a majority economic interest as well as those variable interest entities (“VIEs”) that meet the requirements for consolidation.

Financial results in the historical consolidated financial statements may not be indicative of the results of operations, comprehensive income (loss), financial position, equity or cash flows that would have been achieved had we operated as a separate, standalone entity during the reporting periods presented. We believe that the consolidated financial statements include all adjustments necessary for a fair presentation of the results of operations of the Company.

All significant intercompany transactions and balances have been eliminated in consolidation. The years “2019”, “2018” and “2017” refer to the years ended December 31, 2019, 2018 and 2017, respectively.

Adoption of New Accounting Pronouncements

Description	Effect on the Financial Statement or Other Significant Matters
ASU 2016-02: Leases (Topic 842)
This ASU contains revised guidance to lease accounting that requires lessees to recognize on the balance sheet a “right-of-use” asset and a lease liability for virtually all lease arrangements, including those embedded in other contracts. Lessor accounting remains substantially unchanged from the current model but has been updated to align with certain changes made to the lessee model.	On January 1, 2019, the Company adopted the new leases standard using the simplified modified retrospective transition method, as of the adoption date. Prior comparable periods were not adjusted or presented under this method. We applied several practical expedients offered by ASC 842 upon adoption of this standard. These included continuing to account for existing leases based on judgment made under legacy U.S. GAAP as it relates to determining classification of leases, unamortized initial direct costs and whether contracts are leases or contain leases. We also used the practical expedient to use hindsight in determining lease terms (using knowledge and expectations as of the standard’s adoption date instead of the previous assumptions under legacy U.S. GAAP) and evaluated impairment of our right-of-use (“RoU”) assets in the transition period (using most up-to-date information.) Adoption of this standard resulted in the recognition, as of January 1, 2019, of additional RoU operating lease assets of $347 million reported in Other assets and operating lease liabilities of $439 million reported in Other liabilities in accompanying consolidated balance sheets. The operating RoU assets recognized as of January 1, 2019 are net of deferred rent of $58 million and liabilities associated with previously recognized impairments of $34 million. See Note 10 for additional information.
ASU 2017-08: Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20)
This ASU requires certain premiums on callable debt securities to be amortized to the earliest call date and is intended to better align interest income recognition with the manner in which market participants price these instruments.	On January 1, 2019, the Company adopted the new guidance on accounting for certain premiums on callable debt securities. As the Company’s existing accounting practices aligned with the guidance in the ASU, adoption of the new standard did not have a material impact on the Company’s consolidated financial statements.
ASU 2017-12: Derivatives and Hedging (Topic 815), as clarified and amended by ASU 2019-04: Codification Improvements to Topic 326, Financial Instruments — Credit Losses; Topic 815, Derivatives and Hedging; and Topic 825, Financial Instruments
The amendments in these ASUs better align an entity’s risk management activities and financial reporting for hedging relationships through changes to both the designation and measurement guidance for qualifying hedging relationships and the presentation of hedge results.	On January 1, 2019, the Company adopted the new hedging guidance. Adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

Future Adoption of New Accounting Pronouncements

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2016-13: Financial Instruments — Credit Losses (Topic 326), as clarified and amended by ASU 2018-19: Codification Improvements to Topic 326, Financial Instruments — Credit Losses, ASU 2019-04: Codification Improvements to Topic 326, Financial Instruments — Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments and ASU 2019-05: Financial Instruments — Credit Losses (Topic 326) Targeted Transition Relief, ASU 2019-11: Codification Improvements to Topic 326, Financial Instruments-Credit Losses

ASU 2016-13 contains new guidance which introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. ASU 2019-05 provides entities that have instruments within the scope of Subtopic 326-20 an option to irrevocably elect the fair value option on an instrument-by instrument basis upon adoption of Topic 326.

ASU 2018-19, ASU 2019-04 and ASU 2019-11, clarified the codification guidance and did not materially change the standard.

	Effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. These amendments should be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective.	The Company will implement its updated expected credit loss models, processes and controls related to the identified financial assets that fall within the scope of the new standard as of the date of adoption, January 1, 2020. Management currently anticipates that the standard will have the most impact to its commercial and agricultural mortgage loan portfolios. Based on current economic conditions, the structure and size of the Company’s loan portfolio and other assets impacted by the standard as of December 31, 2019, the Company expects application of the current expected credit loss requirements will result in an immaterial reduction to retained earnings as of the date of adoption.

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2018-12: Financial Services — Insurance (Topic 944); ASU 2019-09: Financial Services — Insurance (Topic 944): Effective Date

This ASU provides targeted improvements to existing recognition, measurement, presentation, and disclosure requirements for long-duration contracts issued by an insurance entity. The ASU primarily impacts four key areas, including:

Measurement of the liability for future policy benefits for traditional and limited payment contracts. The ASU requires companies to review, and if necessary, update, cash flow assumptions at least annually for non-participating traditional and limited-payment insurance contracts. Interest rates used to discount the liability will need to be updated quarterly using an upper medium grade (low credit risk) fixed-income instrument yield.

Measurement of market risk benefits (“MRBs”). MRBs, as defined under the ASU, will encompass certain GMxB features associated with variable annuity products and other general account annuities with other than nominal market risk. The ASU requires MRBs to be measured at fair value with changes in value attributable to changes in instrument-specific credit risk recognized in OCI.

Amortization of deferred policy acquisition costs. The ASU simplifies the amortization of deferred policy acquisition costs and other balances amortized in proportion to premiums, gross profits, or gross margins, requiring such balances to be amortized on a constant level basis over the expected term of the contracts. Deferred costs will be required to be written off for unexpected contract terminations but will not be subject to impairment testing.

Expanded footnote disclosures. The ASU requires additional disclosures including disaggregated rollforwards of beginning to ending balances of the liability for future policy benefits, policyholder account balances, MRBs, Separate Account liabilities and deferred policy acquisition costs. Companies will also be required to disclose information about significant inputs, judgements, assumptions and methods used in measurement.

In November 2019, ASU 2019-09 was issued which modified ASU 2018-12 to be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021. Early adoption is permitted.

For the liability for future policyholder benefits for traditional and limited payment contracts, companies can elect one of two adoption methods. Companies can either elect a modified retrospective transition method applied to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or a full retrospective transition method using actual historical experience information as of contract inception. The same adoption method must be used for deferred policy acquisition costs.

For MRBs, the ASU should be applied retrospectively as of the beginning of the earliest period presented.

For deferred policy acquisition costs,

companies can elect one of two adoption methods. Companies can either elect a modified retrospective transition method applied to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or a full retrospective transition method using actual historical experience information as of contract inception. The same adoption method must be used for the liability for future policyholder benefits for traditional and limited payment contracts.

The Company is currently evaluating the impact that adoption of this guidance will have on the Company’s consolidated financial statements, however the adoption of the ASU is expected to have a significant impact on the Company’s consolidated financial condition, results of operations, cash flows and required disclosures, as well as processes and controls.

Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2018-13: Fair Value Measurement (Topic 820)
This ASU improves the effectiveness of fair value disclosures in the notes to financial statements. Amendments in this ASU modify disclosure requirements in Topic 820, including the removal, modification and addition to existing disclosure requirements.	Effective for fiscal years beginning after December 15, 2019. Early adoption is permitted, with the option to early adopt amendments to remove or modify disclosures, with full adoption of additional disclosure requirements delayed until the stated effective date. Amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively. All other amendments should be applied retrospectively.	The Company elected to early adopt during 2019 the removed disclosures relating to transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels and valuation processes for Level 3 fair value measurements. The Company will delay adoption of the additional disclosures until their effective date on January 1, 2020.
ASU 2018-17: Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities
This ASU provides guidance requiring that indirect interests held through related parties in common control arrangements be considered on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests.	Effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted. All entities are required to apply the amendments in this update retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented.	The Company will adopt this new standard effective for January 1, 2020. Management does not expect the adoption of this standard to materially impact the Company’s financial position or results of operations.
ASU 2019-12: Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
This ASU simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740, as well as clarifying and amending existing guidance.	Effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption is permitted.	The Company is currently evaluating the impact adopting the guidance will have on the company’s consolidated financial statements, however the adoption is not expected to materially impact the Company’s financial position, results of operations, or cash flows.

Investments

The carrying values of fixed maturities classified as available-for-sale (“AFS”) are reported at fair value. Changes in fair value are reported in other comprehensive income (“OCI”). The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts (“REIT”), perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

The Company’s management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments (“OTTI”). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company’s Investments Under Surveillance (“IUS”) Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity and continued viability of the issuer.

If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in income (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security at the date of acquisition. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

Real estate held for the production of income is stated at depreciated cost less valuation allowances. Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

Partnerships, investment companies and joint venture interests that the Company has control of and has an economic interest in or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity method of accounting and are reported in other equity investments. The Company records its interests in certain of these partnerships on a one month or one-quarter lag.

Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with realized and unrealized gains (losses) reported in net investment income (loss) in the consolidated statements of income (loss).

Corporate owned life insurance (“COLI”) has been purchased by the Company and certain subsidiaries on the lives of certain key employees and the Company and these subsidiaries are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2019 and 2018, the carrying value of COLI was $942 million and $873 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

All securities owned, including U.S. government and agency securities, mortgage-backed securities, futures and forwards transactions, are reported in the consolidated financial statements on a trade-date basis.

Derivatives

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk used in valuation models. Derivative financial instruments generally used by the Company include equity, currency, and interest rate futures, total return and/or other equity swaps, interest rate swaps and floors, swaptions, variance swaps and equity options, all of which may be exchange-traded or contracted in the over-the-counter market. All derivative positions are carried in the consolidated balance sheets at fair value, generally by obtaining quoted market prices or through the use of valuation models.

Freestanding derivative contracts are reported in the consolidated balance sheets either as assets within Other invested assets or as liabilities within Other liabilities. The Company nets the fair value of all derivative financial instruments with counterparties for which an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) and related Credit Support Annex (“CSA”) have been executed. The Company uses derivatives to manage asset/liability risk and has designated some of those economic relationships under the criteria to qualify for hedge accounting treatment. All changes in the fair value of the Company’s freestanding derivative positions not designated to hedge accounting relationships, including net receipts and payments, are included in Net derivative gains (losses) without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments and other contracts that contain “embedded” derivative instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are “clearly and closely related” to the economic characteristics of the remaining component of the “host contract” and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When those criteria are satisfied, the resulting embedded derivative is bifurcated from the host contract, carried in the consolidated balance sheets at fair value, and changes in its fair value are recognized immediately and captioned in the consolidated statements of income (loss) according to the nature of the related host contract. For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company instead may elect to carry the entire instrument at fair value.

Securities Repurchase and Reverse Repurchase Agreements

Securities repurchase and reverse repurchase transactions involve the temporary exchange of securities for cash or other collateral of equivalent value, with agreement to redeliver a like quantity of the same or similar securities at a future date prior to maturity at a fixed and determinable price. Transfers of securities under these agreements to repurchase or resell are evaluated by the Company to determine whether they satisfy the criteria for accounting treatment as secured borrowing or lending arrangements. Agreements not meeting the criteria would require recognition of the transferred securities as sales or purchases with related forward repurchase or resale commitments. All of the Company’s securities repurchase transactions are accounted for as collateralized borrowings with the related obligations distinctly captioned in the consolidated balance sheets. Earnings from investing activities related to the cash received under the Company’s securities repurchase arrangements are reported in the consolidated statements of income (loss) as Net investment income and the associated borrowing cost is reported as Interest expense. The Company has not actively engaged in securities reverse repurchase transactions.

Commercial and Agricultural Mortgage Loans on Real Estate

Mortgage loans are stated at unpaid principal balances, net of unamortized discounts, premiums and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan’s original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

For commercial and agricultural mortgage loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management’s judgment in determining allowance for credit losses include the following:

•

Loan-to-value ratio — Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

•	Debt service coverage ratio — Derived from actual operating earnings divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

•	Occupancy — Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

•

Lease expirations — The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

•

Maturity — Mortgage loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower’s ability to refinance the debt and/or pay off the balloon balance.

•	Borrower/tenant related issues — Financial concerns, potential bankruptcy or words or actions that indicate imminent default or abandonment of property.

•	Payment status (current vs. delinquent) — A history of delinquent payments may be a cause for concern.

•	Property condition — Significant deferred maintenance observed during the lenders annual site inspections.

•	Other — Any other factors such as current economic conditions may call into question the performance of the loan.

Mortgage loans also are individually evaluated quarterly by the Company’s IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problem mortgages but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

For problem mortgage loans, a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for mortgage loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan-specific portion of the loss allowance is based on the Company’s assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan’s effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

Impaired mortgage loans without provision for losses are mortgage loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on mortgage loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on mortgage loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as Investment gains (losses), net.

Mortgage loans are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans are classified as nonaccrual mortgage loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan has been restructured to where the collection of interest is considered likely.

Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

Realized and unrealized holding gains (losses) on trading and equity securities are reflected in Net investment income (loss).

Unrealized investment gains (losses) on fixed maturities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, as are amounts attributable to certain pension operations, Closed Block’s policyholders’ dividend obligation, insurance liability loss recognition, DAC related to UL policies, investment-type products and participating traditional life policies.

Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as AFS and do not reflect any change in fair value of policyholders’ account balances and future policy benefits.

Fair Value of Financial Instruments

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. See Note 7 for additional information regarding determining the fair value of financial instruments.

Recognition of Insurance Income and Related Expenses

Deposits related to universal life (“UL”) and investment-type contracts are reported as deposits to policyholders’ account balances. Revenues from these contracts consist of fees assessed during the period against policyholders’ account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders’ account balances.

Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of DAC.

For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

DAC

Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. In each reporting period, DAC amortization, net of the accrual of imputed interest on DAC balances, is recorded to Amortization of deferred policy acquisition costs. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. The determination of DAC, including amortization and recoverability estimates, is based on models that involve numerous assumptions and subjective judgments, including those regarding policyholder behavior, surrender and withdrawal rates, mortality experience, and other inputs including financial market volatility and market rates of return.

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

Amortization Policy

In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC.

DAC associated with certain variable annuity products is amortized based on estimated assessments, with DAC on the remainder of variable annuities, UL and investment-type products amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Accounts fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, embedded derivatives and changes in the reserve of products that have indexed features such as SCS IUL and MSO, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a Reversion to the Mean (“RTM”) approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2019, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 7.0% (4.7% net of product weighted average Separate Accounts fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Accounts fees) and 0.0% (2.3% net of product weighted average Separate Accounts fees), respectively. The maximum duration over which these rate limitations may be applied is five years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated periodically to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization.

Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2019, the average rate of assumed investment yields, excluding policy loans, for the Company was 4.6% grading to 4.3% over six years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company’s dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in “Policyholders’ dividends,” for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

DAC associated with non-participating traditional life policies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in income (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies are subject to recoverability testing as part of the Company’s premium deficiency testing. If a premium deficiency exists, DAC are reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

For some products, policyholders can elect to modify product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. These transactions are known as internal replacements. If such modification substantially changes the contract, the associated DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

Reinsurance

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company’s obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as Premiums ceded (assumed); and Amounts due from reinsurers (Amounts due to reinsurers) are established.

Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

Premiums, Policy charges and fee income and Policyholders’ benefits include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to GMIBs, a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in GMIB reinsurance contract asset, at fair value with changes in estimated fair value reported in Net derivative gains (losses).

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

For reinsurance contracts other than those accounted for as derivatives, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

Policyholder Bonus Interest Credits

Policyholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these policyholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets in the consolidated balance sheets and amortization is included in Interest credited to policyholders’ account balances in the consolidated statements of income (loss).

Policyholders’ Account Balances and Future Policy Benefits

Policyholders’ account balances relate to contracts or contract features where the Company has no significant insurance risk. This liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date.

For participating traditional life insurance policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial insurance assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Company’s experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated policyholders’ fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.5% to 6.3% (weighted average of 5.0%) for approximately 99.2% of life insurance liabilities and from 1.5% to 5.5% (weighted average of 4.1%) for annuity liabilities.

Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income (“DI”) reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

Obligations arising from funding agreements are also reported in Policyholders’ account balances in the consolidated balance sheets. As a member of the Federal Home Loan Bank of New York (“FHLBNY”), the Company has access to collateralized borrowings. The Company may also issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require the Company to pledge qualified mortgage-backed assets and/or government securities as collateral.

The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefits (“GMDB”) and/or contain a guaranteed minimum living benefit (“GMLB,” and together with GMDB, the “GMxB features”) which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit (“GMIB”) base. The Company previously issued certain variable annuity products with and guaranteed income benefit (“GIB”) features, guaranteed withdrawal benefit for life (“GWBL”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) features. The Company has also assumed reinsurance for products with GMxB features.

Reserves for products that have GMIB features, but do not have no-lapse guarantee features, and products with GMDB features are determined by estimating the expected value of death or income benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (i.e., benefit ratio). These reserves are recorded within Future policy benefits and other policyholders’ liabilities. The determination of this estimated liability is based on models that involve numerous assumptions and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a RTM approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management’s estimates.

Products that have a GMIB feature with a no-lapse guarantee rider (“GMIBNLG”), GIB, GWBL, GMWB and GMAB features and the assumed products with GMIB features (collectively “GMxB derivative features”) are considered either freestanding or embedded derivatives and discussed below under (“Embedded and Freestanding Insurance Derivatives”).

After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings. Premium deficiency reserves are recorded for the group single premium annuity business, certain interest-sensitive life contracts, structured settlements, individual disability income and major medical. Additionally, in certain instances the policyholder liability for a particular line of business may not be deficient in the aggregate to trigger loss recognition, but the pattern of earnings may be such that profits are expected to be recognized in earlier years followed by losses in later years.

This pattern of profits followed by losses is exhibited in our variable interest-sensitive life (“VISL”) business and is generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. We accrue for these Profits Followed by Losses (“PFBL”) using a dynamic approach that changes over time as the projection of future losses change.

Policyholders’ Dividends

The amount of policyholders’ dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by the board of directors of the issuing insurance company. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

Embedded and Freestanding Insurance Derivatives

Reserves for products considered either embedded or freestanding derivatives are measured at estimated fair value separately from the host variable annuity product, with changes in estimated fair value reported in Net derivative gains (losses). The estimated fair values of these derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees attributable to the guarantee. The projections of future benefits and future fees require capital markets and actuarial assumptions, including expectations concerning policyholder behavior. A risk-neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk-free rates.

Additionally, the Company cedes and assumes reinsurance of products with GMxB features, which are considered either an embedded or freestanding derivative and measured at fair value. The GMxB reinsurance contract asset and liabilities’ fair values reflect the present value of reinsurance premiums and recoveries and risk margins over a range of market-consistent economic scenarios.

Changes in the fair value of embedded and freestanding derivatives are reported in Net derivative gains (losses). Embedded derivatives in direct and assumed reinsurance contracts are reported in Future policyholders’ benefits and other policyholders’ liabilities and embedded derivatives in ceded reinsurance contracts are reported in the GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.

Embedded derivatives fair values are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits is attributed to the embedded derivative. The percentage of fees included in the fair value measurement is locked-in at inception. Fees above those amounts represent “excess” fees and are reported in Policy charges and fee income.

Separate Accounts

Generally, Separate Accounts established under New York State and Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed separate accounts liabilities. Assets and liabilities of the Separate Account represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of policyholders, and for which the Company does not bear the investment risk. Separate Accounts assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to policyholders of such Separate Accounts are offset within the same line in the consolidated statements of income (loss). For 2019, 2018 and 2017, investment results of such Separate Accounts were gains (losses) of $22.9 billion, and $(7.2) billion and $16.7 billion, respectively.

Deposits to Separate Accounts are reported as increases in Separate Accounts assets and liabilities and are not reported in revenues or expenses. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

The Company reports the General Account’s interests in Separate Accounts as Other trading in the consolidated balance sheets.

Broker-Dealer Revenues, Receivables and Payables

Certain of the Company’s subsidiaries provide investment management, brokerage and distribution services for affiliates and third parties. Third-party revenues earned from these services are reported in Other income in the Company’s consolidated statement of income (loss).

Receivables from and payables to clients include amounts due on cash and margin transactions. Securities owned by customers are held as collateral for receivables; such collateral is not reflected in the consolidated financial statements.

Internal-use Software

Capitalized internal-use software, included in Other assets in the consolidated balance sheets, is amortized on a straight-line basis over the estimated useful life of the software that ranges between three and five years. Capitalized amounts are periodically tested for impairment in accordance with the guidance on impairment of long-lived assets. An immediate charge to earnings is recognized if capitalized software costs no longer are deemed to be recoverable. In addition, service potential is periodically reassessed to determine whether facts and circumstances have compressed the software’s useful life such that acceleration of amortization over a shorter period than initially determined would be required.

Capitalized internal-use software, net of accumulated amortization, amounted to $126 million and $115 million at December 31, 2019 and 2018, respectively, and is recorded in Other assets in the Consolidated balance sheets. Amortization of capitalized internal-use software in 2019, 2018 and 2017 was $36 million, $35 million and $37 million, respectively, recorded in other Operating costs and expenses in the consolidated statements of income (loss).

Long-term Debt

Liabilities for long-term debt are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within Interest expense in the consolidated statements of income (loss).

Income Taxes

The Company files as part of a consolidated Federal income tax return. The Company provides for federal and state income taxes currently payable, as well as those deferred due to temporary differences between the financial reporting and tax bases of assets and liabilities. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred tax assets will not be realized.

Under accounting for uncertainty in income taxes guidance, the Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the consolidated financial statements. Tax positions are then measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement.

Recognition of Investment Management and Service Fees and Related Expenses

Investment management, advisory and service fees

Reported as Investment management and service fees in the Company’s consolidated statements of income (loss) are investment management and administrative service fees earned by AXA Equitable Funds Management Group, LLC (“Equitable FMG”) as well as certain asset-based fees associated with insurance contracts.

Equitable FMG provides investment management and administrative services, such as fund accounting and compliance services, to AXA Premier VIP Trust (“Equitable Premier VIP Trust”), EQ Advisors Trust (“EQAT”) and 1290 Funds as well as two private investment trusts established in the Cayman Islands, AXA Allocation Funds Trust and AXA Offshore Multimanager Funds Trust (collectively, the “Other AXA Trusts”). The contracts supporting these revenue streams create a distinct, separately identifiable performance obligation for each day the assets are managed for the performance of a series of services that are substantially the same and have the same pattern of transfer to the customer. Accordingly, these investment management, advisory, and administrative service base fees are recorded over time as services are performed and entitle the Company to variable consideration. Base fees, generally calculated as a percentage of assets under management (“AUM”), are recognized as revenue at month-end when the transaction price no longer is variable and the value of the consideration is determined. These fees are not subject to claw back and there is minimal probability that a significant reversal of the revenue recorded will occur.

Sub-advisory and sub-administrative expenses associated with these services are calculated and recorded as the related services are performed in Other operating costs and expense in the consolidated statements of income (loss) as the Company is acting in a principal capacity in these transactions and, as such, reflects these revenues and expenses on a gross basis.

Distribution services

Revenues from distribution services include fees received as partial reimbursement of expenses incurred in connection with the sale of certain mutual funds and the 1290 Funds and for the distribution primarily of EQAT and Equitable Trust shares to Separate Accounts in connection with the sale of variable life and annuity contracts. The amount and timing of revenues recognized from performance of these distribution services often is dependent upon the contractual arrangements with the customer and the specific product sold as further described below.

Most open-end management investment companies, such as U.S. funds and the EQAT and Equitable Trusts and the 1290 Funds, have adopted a plan under Rule 12b-1 of the Investment Company Act that allows for certain share classes to pay out of assets, distribution and service fees for the distribution and sale of its shares (“12b-1 Fees”). These open-end management investment companies have such agreements with the Company, and the Company has selling and distribution agreements pursuant to which it pays sales commissions to the financial intermediaries that distribute the shares. These agreements may be terminated by either party upon notice (generally 30 days) and do not obligate the financial intermediary to sell any specific amount of shares.

The Company records 12b-1 fees monthly based upon a percentage of the net asset value (“NAV”) of the funds. At month-end, the variable consideration of the transaction price is no longer constrained as the NAV can be calculated and the value of consideration is determined. These services are separate and distinct from other asset management services as the customer can benefit from these services independently of other services. The Company accrues the corresponding 12b-1 fees paid to sub-distributors monthly as the expenses are incurred. The Company is acting in a principal capacity in these transactions; as such, these revenues and expenses are recorded on a gross basis in the consolidated statements of income (loss).

Other revenues

Also reported as Investment management and service fees in the Company’s consolidated statements of income (loss) are other revenues from contracts with customers, primarily consisting of mutual fund reimbursements and other brokerage income.

Other income

Revenues from contracts with customers reported as Other Income in the Company’s consolidated statements of income (loss) primarily consist of advisory account fees and brokerage commissions from the Company’s subsidiary broker-dealer operations and sales commissions from the Company’s general agent for the distribution of non-affiliate insurers’ life insurance and annuity products. These revenues are recognized at month-end when constraining factors, such as AUM and product mix, are resolved and the transaction pricing no longer is variable such that the value of consideration can be determined.

Discontinued Operations

The results of operations of a component of the Company that has been disposed of are reported in discontinued operations if certain criteria are met; such as if the disposal represents a strategic shift that has or will have a major effect on the Company’s operations and financial results. The results of AB for the year ended December 31, 2019, are reported in the Company’s consolidated statements of income (loss) as Net income (loss) from discontinued operations, net of taxes and noncontrolling interest. Intercompany transactions between the Company and AB prior to the disposal have been eliminated. See Note 19 for information on discontinued operations and transactions with AB.

Accounting and Consolidation of Variable Interest Entities (“VIEs”)

For all new investment products and entities developed by the Company (other than Collateralized Debt Obligations (“CDOs”)), the Company first determines whether the entity is a VIE, which involves determining an entity’s variability and variable interests, identifying the holders of the equity investment at risk and assessing the five characteristics of a VIE. Once an entity has been determined to be a VIE, the Company then identifies the primary beneficiary of the VIE. If the Company is deemed to be the primary beneficiary of the VIE, then the Company consolidates the entity.

Management of the Company reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management (“AUM”) to determine the entities that the Company is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

The analysis performed to identify variable interests held, determine whether entities are VIEs or VOEs, and evaluate whether the Company has a controlling financial interest in such entities requires the exercise of judgment and is updated on a continuous basis as circumstances change or new entities are developed. The primary beneficiary evaluation generally is performed qualitatively based on all facts and circumstances, including consideration of economic interests in the VIE held directly and indirectly through related parties and entities under common control, as well as quantitatively, as appropriate.

At December 31, 2019 and 2018, respectively, the Company held approximately $1.1 billion and $1.1 billion of investment assets in the form of equity interests issued by non-corporate legal entities determined under the guidance to be VIEs, such as limited partnerships and limited liability companies, including hedge funds, private equity funds and real estate-related funds. As an equity investor, the Company is considered to have a variable interest in each of these VIEs as a result of its participation in the risks and/or rewards these funds were designed to create by their defined portfolio objectives and strategies. Primarily through qualitative assessment, including consideration of related party interests or other financial arrangements, if any, the Company was not identified as primary beneficiary of any of these VIEs, largely due to its inability to direct the activities that most significantly impact their economic performance. Consequently, the Company continues to reflect these equity interests in the consolidated balance sheets as Other equity investments and to apply the equity method of accounting for these positions. The net assets of these non-consolidated VIEs are $160.2 billion and $166.1 billion at December 31, 2019 and 2018, respectively. The Company’s maximum exposure to loss from its direct involvement with these VIEs is the carrying value of its investment of $1.1 billion and $1.1 billion and approximately $1.1 billion and $916 million of unfunded commitments at December 31, 2019 and 2018, respectively. The Company has no further economic interest in these VIEs in the form of guarantees, derivatives, credit enhancements or similar instruments and obligations.

Redeemable noncontrolling interests are presented in mezzanine equity and non-redeemable noncontrolling interests are presented within permanent equity.

At December 31, 2019 and 2018, the Company consolidated one real estate joint venture for which it was identified as the primary beneficiary under the VIE model. The consolidated entity is jointly owned by Equitable Life and AXA France and holds an investment in a real estate venture. Included in the Company’s consolidated balance sheets at December 31, 2019 and 2018 are total assets of $32 million and $36 million, respectively related to this VIE, primarily resulting from the consolidated presentation of Real estate held for production of income. In addition, Real estate held for production of income reflects $(5) million as related to one non-consolidated joint venture at December 31, 2019 and $16 million income as related to two non-consolidated joint ventures at December 31, 2018.

Assumption Updates and Model Changes

The Company conducts its annual review of its assumptions and models during the third quarter of each year. The annual review encompasses assumptions underlying the valuation of unearned revenue liabilities, embedded derivatives for our insurance business, liabilities for future policyholder benefits, DAC and deferred sales inducement assets (“DSI”). As a result of this review, some assumptions were updated, resulting in increases and decreases in the carrying values of these product liabilities and assets.

The net impact of assumption changes in the third quarter of 2019 decreased Policy charges and fee income by $11 million, increased Policyholders’ benefits by $886 million, increased Net derivative losses by $548 million, decreased Interest credited to policyholders’ account balances by $14 million and decreased the Amortization of DAC by $77 million. This resulted in a decrease in Income (loss) from operations, before income taxes of $1.4 billion and decreased Net income (loss) by $1.1 billion. There was no material impact from model changes during the third quarter of 2019 to our Income (loss) from continuing operations, before income taxes or Net income (loss).

The net impact of assumption changes in the third quarter of 2018 decreased Policy charges and fee income by $12 million, decreased Policyholders’ benefits by $684 million, increased Net derivative losses by $1.1 billion, and decreased the Amortization of DAC by $165 million. This resulted in a decrease in the third quarter of 2018 in Income (loss) from operations, before income taxes of $228 million and decreased Net income (loss) by approximately $187 million. There was no material impact from model changes during the third quarter of 2018 to our Income (loss) from continuing operations, before income taxes or Net income (loss).

The net impact of assumption changes in 2017 increased Policyholders’ benefits by $23 million, decreased the Amortization of DAC by $247 million, decreased Policy charges and fee income by $88 million, increased the fair value of our GMIB reinsurance asset by $1.5 billion and decreased the fair value of the GMIBNLG liability by $447 million. This resulted in an increase in Income (loss) from operations, before income taxes of $1.7 billion and increased Net income by approximately $1.1 billion.

3)	INVESTMENTS

Fixed Maturities

The following tables provide information relating to fixed maturities classified as available-for-sale (“AFS”).

Available-for-Sale Fixed Maturities by Classification

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(4)
	(in millions)
December 31, 2019:
Fixed Maturities:
Corporate(1)	$42,347	$2,178	$61	$44,464	$—
U.S. Treasury, government and agency	14,385	1,151	305	15,231	—
States and political subdivisions	584	68	3	649	—
Foreign governments	460	35	5	490	—
Residential mortgage-backed(2)	161	12	—	173	—
Asset-backed(3)	843	3	2	844	—
Redeemable preferred stock	498	18	5	511	—

Total at December 31, 2019	$59,278	$3,465	$381	$62,362	$—

December 31, 2018:
Fixed Maturities:
Corporate(1)	$26,690	$385	$699	$26,376	$—
U.S. Treasury, government and agency	13,646	143	454	13,335	—
States and political subdivisions	408	47	1	454	—
Foreign governments	515	17	13	519	—
Residential mortgage-backed(2)	193	9	—	202	—
Asset-backed(3)	600	1	11	590	2
Redeemable preferred stock	440	16	17	439	—

Total at December 31, 2018	$42,492	$618	$1,195	$41,915	$2

(1)	Corporate fixed maturities include both public and private issues.

(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)	Amounts represent OTTI losses in AOCI, which were not included in Net income (loss).

The contractual maturities of AFS fixed maturities at December 31, 2019 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Contractual Maturities of Available-for-Sale Fixed Maturities

	Amortized Cost	Fair Value
	(in millions)
December 31, 2019:
Due in one year or less	$3,729	$3,745
Due in years two through five	13,266	13,663
Due in years six through ten	16,527	17,606
Due after ten years	24,254	25,820

Subtotal	57,776	60,834
Residential mortgage-backed securities	161	173
Asset-backed securities	843	844
Redeemable preferred stock	498	511

Total at December 31, 2019	$59,278	$62,362

The following table shows proceeds from sales, gross gains (losses) from sales for AFS fixed maturities for the years ended December 31, 2019, 2018 and 2017:

Proceeds and Gains (Losses) on Sales for Available-for-Sale Fixed Maturities

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Proceeds from sales	$8,702	$7,136	$7,232

Gross gains on sales	$229	$145	$98

Gross losses on sales	$(28)	$(103)	$211

Total OTTI	$—	$(37)	$(13)
Non-credit losses recognized in OCI	—	—	—

Credit losses recognized in net income (loss)	$—	$(37)	$(13)

The following table sets forth the amount of credit loss impairments on AFS fixed maturities held by the Company at the dates indicated and the corresponding changes in such amounts:

Available-for-Sale Fixed Maturities — Credit Loss Impairments

	Years Ended December 31,
	2019	2018
	(in millions)
Balance at January 1,	$(46)	$(10)
Previously recognized impairments on securities that matured, paid, prepaid or sold	31	1
Recognized impairments on securities impaired to fair value this period(1)	—	—
Impairments recognized this period on securities not previously impaired	—	(37)
Additional impairments this period on securities previously impaired	—	—
Increases due to passage of time on previously recorded credit losses	—	—
Accretion of previously recognized impairments due to increases in expected cash flows	—	—

Balance at December 31,	$(15)	$(46)

(1)

Represents circumstances where the Company determined in the current period that it intends to sell the security, or it is more likely than not that it will be required to sell the security before recovery of the security’s amortized cost.

Net unrealized investment gains (losses) on fixed maturities classified as AFS are included in the consolidated balance sheets as a component of AOCI.

Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net income (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a roll-forward of net unrealized investment gains (losses) recognized in AOCI:

Net Unrealized Gains (Losses) on Available-for-Sale Fixed Maturities

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2019	$(577)	$39	$(55)	$125	$(468)
Net investment gains (losses) arising during the period	3,872	—	—	—	3,872
Reclassification adjustment:
Included in Net income (loss)	(211)	—	—	—	(211)
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	(870)	—	—	(870)
Deferred income taxes	—	—	—	(558)	(558)
Policyholders’ liabilities	—	—	(137)	—	(137)

Net unrealized investment gains (losses) excluding OTTI losses	3,084	(831)	(192)	(433)	1,628
Net unrealized investment gains (losses) with OTTI losses	—	—	—	—	—

Balance, December 31, 2019	$3,084	$(831)	$(192)	$(433)	$1,628

	Net Unrealized Gains (Losses) on Investments	DAC	Policyholders’ Liabilities	Deferred Income Tax Asset (Liability)	AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in millions)
Balance, January 1, 2018	$1,526	$(315)	$(232)	$(300)	$679
Net investment gains (losses) arising during the period	(2,098)	—	—	—	(2,098)
Reclassification adjustment:
Included in Net income (loss)	(5)	—	—	—	(5)
Excluded from Net income (loss)(1)	—	—	—	—	—
Impact of net unrealized investment gains (losses) on:
DAC	—	354	—	—	354
Deferred income taxes(2)	—	—	—	425	425
Policyholders’ liabilities	—	—	177	—	177

Net unrealized investment gains (losses) excluding OTTI losses	(577)	39	(55)	125	(468)
Net unrealized investment gains (losses) with OTTI losses	—	—	—	—	—

Balance, December 31, 2018	$(577)	$39	$(55)	$125	$(468)

(1)	Represents “transfers out” related to the portion of OTTI losses during the period that were not recognized in Net income (loss) for securities with no prior OTTI loss.
(2)	Includes a $86 million income tax benefit from the impact of adoption of ASU 2018-02.

The following tables disclose the fair values and gross unrealized losses of the 390 securities at December 31, 2019 and the 1,471 securities at December 31, 2018 that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

Continuous Gross Unrealized Losses for Available-for-Sale Fixed Maturities

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2019:
Fixed Maturities:
Corporate	$2,669	$41	$366	$20	$3,035	$61
U.S. Treasury, government and agency	4,245	305	2	—	4,247	305
States and political subdivisions	123	3	—	—	123	3
Foreign governments	11	—	47	5	58	5
Asset-backed	319	—	201	2	520	2
Redeemable preferred stock	29	—	49	5	78	5

Total	$7,396	$349	$665	$32	$8,061	$381

	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in millions)
December 31, 2018:
Fixed Maturities:
Corporate	$8,369	$306	$6,161	$393	$14,530	$699
U.S. Treasury, government and agency	2,636	68	3,154	386	5,790	454
States and political subdivisions	—	—	19	1	19	1
Foreign governments	109	3	76	10	185	13
Residential mortgage-backed	—	—	13	—	13	—
Asset-backed	558	11	6	—	564	11
Redeemable preferred stock	160	12	31	5	191	17

Total	$11,832	$400	$9,460	$795	$21,292	$1,195

The Company’s investments in fixed maturities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of the Company, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.6% of total corporate securities. The largest exposures to a single issuer of corporate securities held at December 31, 2019 and 2018 were $279 million and $210 million, respectively, representing 2.4% and 1.7% of the consolidated equity of the Company.

Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners (“NAIC”) designation of 3 (medium investment grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2019 and 2018, respectively, approximately $1.4 billion and $1.2 billion, or 2.3% and 2.9%, of the $59.3 billion and $42.5 billion aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had gross unrealized losses of $21 million and $30 million at December 31, 2019 and 2018, respectively.

At December 31, 2019 and 2018, respectively, the $32 million and $795 million of gross unrealized losses of twelve months or more were concentrated in corporate and U.S. Treasury, government and agency securities. In accordance with the policy described in Note 2, the Company concluded that an adjustment to income for OTTI for these securities was not warranted at either December 31, 2019 or 2018. At December 31, 2019, the Company did not intend to sell the securities nor will it likely be required to dispose of the securities before the anticipated recovery of their remaining amortized cost basis.

At December 31, 2019 and 2018, respectively, the fair value of the Company’s trading account securities was $6.6 billion and $15.2 billion. At December 31, 2019 and 2018, respectively, trading account securities included the General Account’s investment in Separate Accounts, which had carrying values of $58 million and $48 million.

Mortgage Loans

The payment terms of mortgage loans may from time to time be restructured or modified.

At December 31, 2019 and 2018, the carrying values of problem commercial mortgage loans on real estate that had been classified as non-accrual loans were $0 million and $19 million, respectively.

Allowances for credit losses for commercial mortgage loans were $0 million and $7 million for the years ended December 31, 2019 and 2018, respectively. There were no allowances for credit losses for agricultural mortgage loans in 2019 and 2018.

The following tables provide information relating to the loan-to-value and debt service coverage ratios for commercial and agricultural mortgage loans at December 31, 2019 and 2018. The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value.

Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios

	Debt Service Coverage Ratio(1)
Loan-to-Value Ratio(2):	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total Mortgage Loans
	(in millions)
December 31, 2019:
Commercial Mortgage Loans:
0% - 50%	$887	$38	$214	$24	$—	$—	$1,163
50% - 70%	4,097	1,195	1,118	795	242	—	7,447
70% - 90%	251	98	214	154	46	—	763
90% plus	—	—	—	—	—	—	—

Total Commercial Mortgage Loans	$5,235	$1,331	$1,546	$973	$288	$—	$9,373

Agricultural Mortgage Loans:
0% - 50%	$322	$104	$241	$545	$321	$50	$1,583
50% - 70%	82	87	236	426	251	33	1,115
70% - 90%	—	—	—	19	—	—	19
90% plus	—	—	—	—	—	—	—

Total Agricultural Mortgage Loans	$404	$191	$477	$990	$572	$83	$2,717

Total Mortgage Loans:
0% - 50%	$1,209	$142	$455	$569	$321	$50	$2,746
50% - 70%	4,179	1,282	1,354	1,221	493	33	8,562
70% - 90%	251	98	214	173	46	—	782
90% plus	—	—	—	—	—	—	—

Total Mortgage Loans	$5,639	$1,522	$2,023	$1,963	$860	$83	$12,090

December 31, 2018:
Commercial Mortgage Loans:
0% - 50%	$780	$21	$247	$24	$—	$—	$1,072
50% - 70%	4,908	656	1,146	325	151	—	7,186
70% - 90%	260	—	117	370	98	—	845
90% plus	—	—	—	27	—	—	27

Total Commercial Mortgage Loans	$5,948	$677	$1,510	$746	$249	$—	$9,130

Agricultural Mortgage Loans:
0% - 50%	$282	$147	$267	$543	$321	$51	$1,611
50% - 70%	112	46	246	379	224	31	1,038
70% - 90%	—	—	—	19	27	—	46
90% plus	—	—	—	—	—	—	—

Total Agricultural Mortgage Loans	$394	$193	$513	$941	$572	$82	$2,695

	Debt Service Coverage Ratio(1)
Loan-to-Value Ratio(2):	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total Mortgage Loans
	(in millions)

Total Mortgage Loans:
0% - 50%	$1,062	$168	$514	$567	$321	$51	$2,683
50% - 70%	5,020	702	1,392	704	375	31	8,224
70% - 90%	260	—	117	389	125	—	891
90% plus	—	—	—	27	—	—	27

Total Mortgage Loans	$6,342	$870	$2,023	$1,687	$821	$82	$11,825

(1)	The debt service coverage ratio is calculated using the most recently reported operating income results from property operations divided by annual debt service.
(2)	The loan-to-value ratio is derived from current loan balance divided by the fair value of the property. The fair value of the underlying commercial properties is updated annually.

The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2019 and 2018, respectively:

Age Analysis of Past Due Mortgage Loans

	30-59 Days	60-89 Days	90 Days or More	Total	Current	Total Financing Receivables	Recorded Investment 90 Days or More and Accruing
	(in millions)
December 31, 2019:
Commercial	$—	$—	$—	$—	$9,373	$9,373	$—
Agricultural	57	1	66	124	2,593	2,717	66

Total Mortgage Loans	$57	$1	$66	$124	$11,966	$12,090	$66

December 31, 2018:
Commercial	$—	$—	$27	$27	$9,103	$9,130	$—
Agricultural	18	8	42	68	2,627	2,695	40

Total Mortgage Loans	$18	$8	$69	$95	$11,730	$11,825	$40

Net Investment Income (Loss)

The following table breaks out Net investment income (loss) by asset category:

	Years Ended December 31
	2019	2018	2017
	(in millions)

Fixed maturities	$1,902	$1,540	$1,365
Mortgage loans on real estate	540	494	453
Real estate held for the production of income	(2)	(6)	2
Other equity investments	74	123	169
Policy loans	198	201	205
Trading securities	712	128	258
Other investment income	18	69	54

Gross investment income (loss)	3,442	2,549	2,506
Investment expenses	(144)	(71)	(65)

Net investment income (loss)	$3,298	$2,478	$2,441

Net unrealized and realized gains (losses) on trading account equity securities are included in Net investment income (loss) in the Consolidated Statements of Income (Loss). The table below shows a breakdown of Net investment income (loss) from trading account securities during the years ended December 31, 2019, 2018 and 2017:

Net Investment Income (Loss) from Trading Securities

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Net investment gains (losses) recognized during the period on securities held at the end of the period	$422	$(174)	$63
Net investment gains (losses) recognized on securities sold during the period	7	(24)	(19)
Unrealized and realized gains (losses) on trading securities	429	(198)	44
Interest and dividend income from trading securities	283	326	214

Net investment income (loss) from trading securities	$712	$128	$258

Investment Gains (Losses), Net

Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Fixed maturities	$203	$6	$(130)
Mortgage loans on real estate	(1)	—	2
Real estate held for the production of income	3	—	—
Other equity investments	—	—	3
Other	1	(2)	—

Investment gains (losses), net	$206	$4	$(125)

For the years ended December 31, 2019, 2018 and 2017, respectively, investment results passed through to certain participating group annuity contracts as Interest credited to policyholders’ account balances totaled $2 million, $3 million and $3 million.

4)	DERIVATIVES

The Company uses derivatives as part of its overall asset/liability risk management primarily to reduce exposures to equity market and interest rate risks. Derivative hedging strategies are designed to reduce these risks from an economic perspective and are all executed within the framework of a “Derivative Use Plan” approved by applicable states’ insurance law. Derivatives are generally not accounted for using hedge accounting, with the exception of Treasury Inflation-Protected Securities (“TIPS”), which is discussed further below. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, fund performance, market volatility and interest rates. A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, bond and bond-index total return swaps, swaptions, variance swaps and equity options, credit and foreign exchange derivatives, as well as bond and repo transactions to support the hedging. The Company bought interest rate swaptions during the second quarter of 2019 to reduce the impact of unfavorable changes in interest rates. The derivative contracts are collectively managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in capital markets. In addition, as part of its hedging strategy, the Company targets an asset level for all variable annuity products at or above a CTE98 level under most economic scenarios (CTE is a statistical measure of tail risk which quantifies the total asset requirement to sustain a loss if an event outside a given probability level has occurred. CTE98 denotes the financial resources a company would need to cover the average of the worst 2% of scenarios.)

Derivatives Utilized to Hedge Exposure to Variable Annuities with Guarantee Features

The Company has issued and continues to offer variable annuity products with GMxB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders’ account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in the present value of GMIB, in the event of annuitization, being higher than what accumulated policyholders’ account balances would support, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. The risk associated with products that have a GMxB derivative features liability is that under-performance of the financial markets could result in the GMxB derivative features’ benefits being higher than what accumulated policyholders’ account balances would support.

For GMxB features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected actuarial assumptions for mortality, lapse and surrender, withdrawal and policyholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMxB features that result from financial markets movements. A portion of exposure to realized equity volatility is hedged using equity options and variance swaps and a portion of exposure to credit risk is hedged using total return swaps on fixed income indices. Additionally, the Company is party to total return swaps for which the reference U.S. Treasury securities are contemporaneously purchased from the market and sold to the swap counterparty. As these transactions result in a transfer of control of the U.S. Treasury securities to the swap counterparty, the Company derecognizes these securities with consequent gain or loss from the sale. The Company has also purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. The reinsurance of the GMIB features is accounted for as a derivative.

The Company has in place an economic hedge program using interest rate swaps and treasury futures to partially protect the overall profitability of future variable annuity sales against declining interest rates.

Derivatives Utilized to Hedge Crediting Rate Exposure on SCS, SIO, MSO and IUL Products/Investment Options

The Company hedges crediting rates in the Structured Capital Strategies (“SCS”) variable annuity, Structured Investment Option in the EQUI-VEST variable annuity series (“SIO”), Market Stabilizer Option (“MSO”) in the variable life insurance products and Indexed Universal Life (“IUL”) insurance products. These products permit the contract owner to participate in the performance of an index, ETF or commodity price movement up to a cap for a set period of time. They also contain a protection feature, in which the Company will absorb, up to a certain percentage, the loss of value in an index, ETF or commodity price, which varies by product segment.

In order to support the returns associated with these features, the Company enters into derivative contracts whose payouts, in combination with fixed income investments, emulate those of the index, ETF or commodity price, subject to caps and buffers, thereby substantially reducing any exposure to market-related earnings volatility.

Derivatives Used to Hedge Equity Market Risks Associated with the General Account’s Seed Money Investments in Retail Mutual Funds

The Company’s General Account seed money investments in retail mutual funds expose us to market risk, including equity market risk which is partially hedged through equity-index futures contracts to minimize such risk.

Derivatives Used to Hedge Universal Life Products with Secondary Guarantee (“ULSG”) Policy

The Company implemented a hedge program using fixed income total return swaps to mitigate the interest rate exposure in ULSG statutory liability.

Derivatives Used for General Account Investment Portfolio

The Company maintains a strategy in its General Account investment portfolio to replicate the credit exposure of fixed maturity securities otherwise permissible for investment under its investment guidelines through the sale of credit default swaps (“CDSs”). Under the terms of these swaps, the Company receives quarterly fixed premiums that, together with any initial amount paid or received at trade inception, replicate the credit spread otherwise currently obtainable by purchasing the referenced entity’s bonds of similar maturity. These credit derivatives generally have remaining terms of five years or less and are recorded at fair value with changes in fair value, including the yield component that emerges from initial amounts paid or received, reported in Net derivative gains (losses).

The Company manages its credit exposure taking into consideration both cash and derivatives based positions and selects the reference entities in its replicated credit exposures in a manner consistent with its selection of fixed maturities. In addition, the Company generally transacts the sale of CDSs in single name reference entities of investment grade credit quality and with counterparties subject to collateral posting requirements. If there is an event of default by the reference entity or other such credit event as defined under the terms of the swap contract, the Company is obligated to perform under the credit derivative and, at the counterparty’s option, either pay the referenced amount of the contract less an auction-determined recovery amount or pay the referenced amount of the contract and receive in return the defaulted or similar security of the reference entity for recovery by sale at the contract settlement auction.

To date, there have been no events of default or circumstances indicative of a deterioration in the credit quality of the named referenced entities to require or suggest that the Company will have to perform under these CDSs. The maximum potential amount of future payments the Company could be required to make under these credit derivatives is limited to the par value of the referenced securities which is the dollar or euro-equivalent of the derivative’s notional amount. The Standard North American CDS Contract (“SNAC”) or Standard European Corporate Contract (“STEC”) under which the Company executes these CDS sales transactions does not contain recourse provisions for recovery of amounts paid under the credit derivative.

The Company purchased 30-year TIPS and other sovereign bonds, both inflation-linked and non-inflation linked, as General Account investments and enters into asset or cross-currency basis swaps, to result in payment of the given bond’s coupons and principal at maturity in the bond’s specified currency to the swap counterparty in return for fixed dollar amounts. These swaps, when considered in combination with the bonds, together result in a net position that is intended to replicate a dollar-denominated fixed-coupon cash bond with a yield higher than a term-equivalent U.S. Treasury bond.

In June 2019, the Company terminated a program to mitigate its duration gap using total return swaps for which the reference U.S. Treasury securities are sold to the swap counterparty under arrangements economically similar to repurchase agreements. The Company terminated $3.9 billion, in notional, of total return swaps reported in other invested assets in the Company’s balance sheet. The terminated total return swaps had a gain of $121 million.

The tables below present quantitative disclosures about the Company’s derivative instruments, including those embedded in other contracts required to be accounted for as derivative instruments:

Derivative Instruments by Category

	At December 31, 2019
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2019
	(in millions)
Freestanding Derivatives(1)(2):
Equity contracts:
Futures	$3,510	$—	$—	$(1,294)
Swaps	17,064	9	279	(2,405)
Options	47,766	5,080	1,749	2,211
Interest rate contracts:
Swaps	23,700	467	523	2,037
Futures	20,424	—	—	139
Swaptions	3,201	16	—	(35)
Credit contracts:
Credit default swaps	1,232	18	—	16

	At December 31, 2019
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2019
	(in millions)
Other freestanding contracts:
Foreign currency contracts	$501	$3	$—	$(9)
Margin	—	140	—	—
Collateral	—	72	3,001	—

Embedded Derivatives(2):
GMIB reinsurance contracts	—	2,466	—	500
GMxB derivative features liability(3)	—	—	8,246	(2,428)
SCS, SIO, MSO and IUL indexed features(4)	—	—	3,150	(2,552)

Total	$117,398	$8,271	$16,948	$(3,820)

(1)	Reported in Other invested assets in the consolidated balance sheets.
(2)	Reported in Net derivative gains (losses) in the consolidated statements of income (loss).
(3)	Reported in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.
(4)	SCS, SIO, MSO and IUL indexed features are reported in Policyholders’ account balances in the consolidated balance sheets.

Derivative Instruments by Category

	At December 31, 2018
		Fair Value
	Notional Amount	Asset Derivatives	Liability Derivatives	Gains (Losses) Reported in Net Income (Loss) Year Ended December 31, 2018
	(in millions)
Freestanding Derivatives(1)(2):
Equity contracts:
Futures	$10,411	$—	$—	$550
Swaps	7,697	140	168	675
Options	21,698	2,119	1,163	(899)
Interest rate contracts:
Swaps	27,003	632	194	(456)
Futures	11,448	—	—	118
Credit contracts:
Credit default swaps	1,282	17	—	(3)
Other freestanding contracts:
Foreign currency contracts	2,097	27	14	6
Margin	—	7	5	—
Collateral	—	3	1,564	—

Embedded Derivatives(2):
GMIB reinsurance contracts	—	1,991	—	(1,068)
GMxB derivative features liability(3)	—	—	5,431	(786)
SCS, SIO, MSO and IUL indexed features(4)	—	—	687	853

Total	$81,636	$4,936	$9,226	$(1,010)

(1)	Reported in Other invested assets in the consolidated balance sheets.

(2)	Reported in Net derivative gains (losses) in the consolidated statements of income (loss).
(3)	Reported in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets.
(4)	SCS, SIO, MSO and IUL indexed features are reported in Policyholders’ account balances in the consolidated balance sheets.

Equity-Based and Treasury Futures Contracts Margin

All outstanding equity-based and treasury futures contracts at December 31, 2019 are exchange-traded and net settled daily in cash. At December 31, 2019, the Company had open exchange-traded futures positions on: (i) the S&P 500, Russell 2000 and Emerging Market indices, having initial margin requirements of $58 million, (ii) the 2-year, 5-year and 10-year U.S. Treasury Notes on U.S. Treasury bonds and ultra-long bonds, having initial margin requirements of $165 million and (iii) the Euro Stoxx, FTSE 100, Topix, ASX 200 and European, Australasia, and Far East (“EAFE”) indices as well as corresponding currency futures on the Euro/U.S. dollar, Pound/U.S. dollar, Australian dollar/U.S. dollar, and Yen/U.S. dollar, having initial margin requirements of $60 million.

Collateral Arrangements

The Company generally has executed a CSA under the ISDA Master Agreement it maintains with each of its over-the-counter (“OTC”) derivative counterparties that requires both posting and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities, U.S. government and government agency securities and investment grade corporate bonds. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related CSA have been executed. At December 31, 2019 and 2018, respectively, the Company held $3.0 billion and $1.6 billion in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. The unrestricted cash collateral is reported in Other invested assets. The Company posted collateral of $72 million and $3 million at December 31, 2019 and 2018, respectively, in the normal operation of its collateral arrangements.

Securities Repurchase and Reverse Repurchase Transactions

Securities repurchase and reverse repurchase transactions are conducted by the Company under a standardized securities industry master agreement, amended to suit the requirements of each respective counterparty. The Company’s securities repurchase and reverse repurchase agreements are accounted for as secured borrowing or lending arrangements, respectively and are reported in the consolidated balance sheets on a gross basis. At December 31, 2019 and 2018, the balance outstanding under securities repurchase transactions was $0 million and $573 million, respectively. The Company utilized these repurchase and reverse repurchase agreements for asset liability and cash management purposes. For other instruments used for asset liability management purposes, see “Obligations under Funding Agreements” in Note 17 , Commitments and Contingent Liabilities.

The following table presents information about the Company’s offsetting of financial assets and liabilities and derivative instruments at December 31, 2019:

Offsetting of Financial Assets and Liabilities and Derivative Instruments

At December 31, 2019

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets(1)	Net Amount
	(in millions)
Assets:
Total derivatives	$5,804	$5,429	$375	$(77)	$298
Other financial instruments	1,754	—	1,754	—	1,754

Other invested assets	$7,558	$5,429	$2,129	$(77)	$2,052

Liabilities:
Total derivatives	$5,474	$5,429	$45	$—	$45
Other financial liabilities	1,723	—	1,723	—	1,723

Other liabilities	$7,197	$5,429	$1,768	$—	$1,768

(1)	Includes primarily financial instrument sent (held).

The Company had no Securities sold under agreement to repurchase at December 31, 2019.

The following table presents information about the Company’s offsetting of financial assets and liabilities and derivative instruments at December 31, 2018.

Offsetting of Financial Assets and Liabilities and Derivative Instruments

At December 31, 2018

	Gross Amount Recognized	Gross Amount Offset in the Balance Sheets	Net Amount Presented in the Balance Sheets	Gross Amount not Offset in the Balance Sheets(4)	Net Amount
	(in millions)
Assets:
Total derivatives	$2,946	$2,912	$34	$—	$34
Other financial instruments	1,520	—	1,520	—	1,520

Other invested assets	$4,466	$2,912	$1,554	$—	$1,554

Liabilities:
Total derivatives	$3,109	$2,912	$197	$—	$197
Other financial liabilities	1,263	—	1,263	—	1,263

Other liabilities	$4,372	$2,912	$1,460	$—	$1,460

Securities sold under agreement to repurchase(1)(2)(3)	$571	$—	$571	$(588)	$(17)

(1)	Excludes expense of $2 million in Securities sold under agreement to repurchase on the consolidated balance sheets.
(2)	U.S. Treasury and agency securities are in Fixed maturities available-for-sale on the consolidated balance sheets.
(3)	Cash is included in Cash and cash equivalents on consolidated balance sheets.
(4)	Includes primarily financial instrument sent (held).

The following table presents information about repurchase agreements accounted for as secured borrowings in the consolidated balance sheets at December 31, 2018:

Repurchase Agreement Accounted for as Secured Borrowings

At December 31, 2018

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	30-90 days	Greater Than 90 days	Total
	(in millions)
Securities sold under agreement to repurchase(1)
U.S. Treasury and agency securities	$—	$571	$—	$—	$571

Total	$—	$571	$—	$—	$571

(1)	Excludes expense of $2 million in Securities sold under agreement to repurchase on the consolidated balance sheets.

5)	CLOSED BLOCK

As a result of demutualization, the Company’s Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of the Company’s General Account, any of its Separate Accounts or any affiliate of the Company without the approval of the New York State Department of Financial Services (the “NYDFS”). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block’s earnings.

If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

Summarized financial information for the Company’s Closed Block is as follows:

	December 31,
	2019	2018
	(in millions)
Closed Block Liabilities:
Future policy benefits, policyholders’ account balances and other	$6,478	$6,709
Policyholder dividend obligation	2	—
Other liabilities	38	47

Total Closed Block liabilities	6,518	6,756

Assets Designated to the Closed Block:
Fixed maturities available-for-sale, at fair value (amortized cost of $3,558 and $3,680)	3,754	3,672
Mortgage loans on real estate, net of valuation allowance of $— and $—	1,759	1,824
Policy loans	706	736
Cash and other invested assets	82	76
Other assets	145	179

Total assets designated to the Closed Block	6,446	6,487

Excess of Closed Block liabilities over assets designated to the Closed Block	72	269
Amounts included in Accumulated other comprehensive income (loss):
Net unrealized investment gains (losses), net of policyholders’ dividend obligation: $(2) and $0; and net of income tax: $41 and $0	164	8

Maximum future earnings to be recognized from closed block assets and liabilities	$236	$277

The Company’s Closed Block revenues and expenses were as follows:

	Years ended December 31,
	2019	2018	2017
	(in millions)
Revenues:
Premiums and other income	$182	$194	$224
Net investment income (loss)	278	291	314
Investment gains (losses), net	(1)	(3)	(20)

Total revenues	459	482	518

Benefits and Other Deductions:
Policyholders’ benefits and dividends	439	471	537
Other operating costs and expenses	2	3	2

Total benefits and other deductions	441	474	539

Net income (loss), before income taxes	18	8	(21)
Income tax (expense) benefit	(2)	(3)	(36)

Net income (loss)	$16	$5	$(57)

A reconciliation of the Company’s policyholder dividend obligation follows:

	December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$—	$19	$52
Unrealized investment gains (losses)	2	(19)	(33)

Balance, end of year	$2	$—	$19

6)	DAC AND POLICYHOLDER BONUS INTEREST CREDITS

Changes in the deferred policy acquisition cost asset for the years ended December 31, 2019, 2018 and 2017 were as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$5,011	$4,492	$5,025
Capitalization of commissions, sales and issue expenses	648	597	578
Amortization:
Impact of assumptions updates and model changes	77	165	(247)
All other	(529)	(596)	(653)

Total amortization	(452)	(431)	(900)

Change in unrealized investment gains and losses	(870)	353	(211)

Balance, end of year	$4,337	$5,011	$4,492

The deferred asset for policyholder bonus interest credits is reported in Other assets in the Consolidated balance sheets and changes in the deferred asset for policyholder bonus interest credits are reported in Interest credited to policyholders’ account balances. For the years ended December 31, 2019, 2018 and 2017 changes were as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance, beginning of year	$426	$473	$504
Policyholder bonus interest credits deferred	—	4	6
Amortization charged to income	5	(51)	(37)

Balance, end of year	$431	$426	$473

7)	FAIR VALUE DISCLOSURES

The accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1	Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3	Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

The Company uses unadjusted quoted market prices to measure fair value for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

Assets and liabilities measured at fair value on a recurring basis are summarized below. At December 31, 2019 and December 31, 2018, no assets were required to be measured at fair value on a non-recurring basis. Fair value measurements are required on a non-recurring basis for certain assets, including goodwill and mortgage loans on real estate, only when an impairment or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy.

Fair Value Measurements at December 31, 2019

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate(1)	$—	$43,218	$1,246	$44,464
U.S. Treasury, government and agency	—	15,231	—	15,231
States and political subdivisions	—	610	39	649
Foreign governments	—	490	—	490
Residential mortgage-backed(2)	—	173	—	173
Asset-backed(3)	—	744	100	844
Redeemable preferred stock	237	274	—	511

Total fixed maturities, available-for-sale	237	60,740	1,385	62,362
Other equity investments	13	—	—	13
Trading securities	321	6,277	—	6,598
Other invested assets:
Short-term investments	—	468	—	468
Assets of consolidated VIEs/VOEs	—	—	16	16
Swaps	—	(326)	—	(326)
Credit default swaps	—	18	—	18
Options	—	3,331	—	3,331

Total other invested assets	—	3,491	16	3,507
Cash equivalents	1,155	—	—	1,155
GMIB reinsurance contracts asset	—	—	2,466	2,466
Separate Accounts assets(4)	121,184	2,878	—	124,061

Total Assets	$122,910	$73,386	$3,867	$200,162

Liabilities:
GMxB derivative features’ liability	$—	$—	$8,246	$8,246
SCS, SIO, MSO and IUL indexed features’ liability	—	3,150	—	3,150

Total Liabilities	$—	$3,150	$8,246	$11,396

(1)	Corporate fixed maturities includes both public and private issues.
(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)

Separate Account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate and commercial mortgages. At December 31, 2019 the fair value of such investments was $356 million.

Fair Value Measurements at December 31, 2018

	Level 1	Level 2	Level 3	Total
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate(1)	$—	$25,202	$1,174	$26,376
U.S. Treasury, government and agency	—	13,335	—	13,335
States and political subdivisions	—	416	38	454
Foreign governments	—	519	—	519
Residential mortgage-backed(2)	—	202	—	202
Asset-backed(3)	—	71	519	590
Redeemable preferred stock	163	276	—	439

Total fixed maturities, available-for-sale	163	40,021	1,731	41,915
Other equity investments	12	—	—	12
Trading securities	218	14,919	29	15,166
Other invested assets:
Short-term investments	—	412	—	412
Assets of consolidated VIEs/VOEs	—	—	19	19
Swaps	—	423	—	423
Credit default swaps	—	17	—	17
Options	—	956	—	956

Total other invested assets	—	1,808	19	1,827
Cash equivalents	2,160	—	—	2,160
GMIB reinsurance contracts asset	—	—	1,991	1,991
Separate Accounts assets(4)	105,159	2,733	21	107,913

Total Assets	$107,712	$59,481	$3,791	$170,984

Liabilities:
GMxB derivative features’ liability	$—	$—	$5,431	$5,431
SCS, SIO, MSO and IUL indexed features’ liability	—	687	—	687

Total Liabilities	$—	$687	$5,431	$6,118

(1)	Corporate fixed maturities includes both public and private issues.
(2)	Includes publicly traded agency pass-through securities and collateralized obligations.
(3)	Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
(4)

Separate Account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate and commercial mortgages. At December 31, 2018 the fair value of such investments was $353 million.

The fair values of the Company’s public fixed maturities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs.

The fair values of the Company’s private fixed maturities are determined from prices obtained from independent valuation service providers. Prices not obtained from an independent valuation service provider are determined by using a discounted cash flow model or a market comparable company valuation technique. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model or a market comparable company valuation technique may also incorporate unobservable inputs, which reflect the Company’s own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

The net fair value of the Company’s freestanding derivative positions as disclosed in Note 4 are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves, including overnight index swap (“OIS”) curves, and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

Investments classified as Level 1 primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less and are carried at cost as a proxy for fair value measurement due to their short-term nature.

Investments classified as Level 2 are measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security’s duration, also taking into consideration issuer-specific credit quality and liquidity.

Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. The Company’s AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

Certain Company products, such as the SCS and EQUI-VEST variable annuity products, IUL and the MSO fund available in some life contracts, offer investment options which permit the contract owner to participate in the performance of an index, ETF or commodity price. These investment options, which depending on the product and on the index selected can currently have one, three, five or six year terms, provide for participation in the performance of specified indices, ETF or commodity price movement up to a segment-specific declared maximum rate. Under certain conditions that vary by product, e.g., holding these segments for the full term, these segments also shield policyholders from some or all negative investment performance associated with these indices, ETF or commodity prices. These investment options have defined formulaic liability amounts, and the current values of the option component of these segment reserves are accounted for as Level 2 embedded derivatives. The fair values of these embedded derivatives are based on data obtained from independent valuation service providers.

The Company’s investments classified as Level 3 primarily include corporate debt securities, such as private fixed maturities and asset-backed securities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification are fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data.

The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMIBNLG feature allows the policyholder to receive guaranteed minimum lifetime annuity payments based on predetermined annuity purchase rates applied to the contract’s benefit base if and when the contract account value is depleted and the NLG feature is activated. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract’s benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract’s benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

Level 3 also includes the GMIB reinsurance contract assets which are accounted for as derivative contracts. The GMIB reinsurance contract asset and liabilities’ fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while GMxB derivative features liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins and nonperformance risk, attributable to GMxB derivative features’ liability over a range of market-consistent economic scenarios.

The valuations of the GMIB reinsurance contract asset and GMxB derivative features liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Accounts funds. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GMxB derivative features liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve for non-performance risk is made to the fair values of the GMIB reinsurance contract asset and liabilities and GMIBNLG feature to reflect the claims-paying ratings of counterparties and the Company. Equity and fixed income volatilities were modeled to reflect current market volatilities. Due to the unique, long duration of the GMIBNLG feature, adjustments were made to the equity volatilities to remove the illiquidity bias associated with the longer tenors and risk margins were applied to the non-capital markets inputs to the GMIBNLG valuations.

After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $175 million and $184 million at December 31, 2019 and 2018, respectively, to recognize incremental counterparty non-performance risk.

Lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, which include other factors such as considering surrender charges. Generally, lapse rates are assumed to be lower in periods when a surrender charge applies. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. For valuing the embedded derivative, lapse rates vary throughout the period over which cash flows are projected.

The Company’s consolidated VIEs/VOEs hold investments that are classified as Level 3, primarily corporate bonds that are vendor priced with no ratings available, bank loans, non-agency collateralized mortgage obligations and asset-backed securities.

In 2019, AFS fixed maturities with fair values of $540 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $14 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 4.8% of total equity at December 31, 2019.

In 2018, AFS fixed maturities with fair values of $28 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $83 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.9% of total equity at December 31, 2018.

The tables below present reconciliations for all Level 3 assets and liabilities at December 31, 2019, 2018 and 2017, respectively.

Level 3 Instruments — Fair Value Measurements

	Corporate	State and Political Subdivisions	Commercial Mortgage- backed	Asset- backed	Redeemable Preferred Stock
	(in millions)
Balance, January 1, 2019	$1,174	$38	$—	$519	$—
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	4	—	—	—	—
Investment gains (losses), net	—	—	—	—	—

Subtotal	4	—	—	—	—

Other comprehensive income (loss)	5	3	—	1	—
Purchases	273	—	—	100	—
Sales	(120)	(2)	—	(84)	—
Transfers into Level 3(1)	14	—	—	—	—
Transfers out of Level 3(1)	(104)	—	—	(436)	—

Balance, December 31, 2019	$1,246	$39	$—	$100	$—

Balance, January 1, 2018	$1,139	$40	$—	$8	$—
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net investment income (loss)	7	—	—	(2)	—
Investment gains (losses), net	(8)	—	—	—	—

Subtotal	(1)	—	—	(2)	—

Other comprehensive income (loss)	(20)	(1)	—	(7)	—
Purchases	322	—	—	550	—
Sales	(321)	(1)	—	(30)	—
Transfers into Level 3(1)	83	—	—	—	—
Transfers out of Level 3(1)	(28)	—	—	—	—

Balance, December 31, 2018	$1,174	$38	$—	$519	$—

Balance, January 1, 2017	$845	$42	$349	$24	$1
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Net Investment income (loss)	5	—	(2)	—	—
Investment gains (losses), net	2	—	(63)	15	—

Subtotal	7	—	(65)	15	—

Other comprehensive income (loss)	4	(1)	45	(9)	(1)
Purchases	612	—	—	—	—
Sales	(331)	(1)	(329)	(21)	—
Transfers into Level 3(1)	7	—	—	—	—
Transfers out of Level 3(1)	(5)	—	—	(1)	—

Balance, December 31, 2017	$1,139	$40	$—	$8	$—

(1)	Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.

	Other Equity Investments	GMIB Reinsurance Contract Asset	Separate Account Assets	GMxB Derivative Features Liability
	(in millions)
Balance, January 1, 2019	$48	$1,991	$21	$(5,431)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	—	—
Net derivative gains (losses), excluding non-performance risk	—	458	—	(3,220)
Non-performance risk(1)	—	42	—	792

Subtotal	—	500	—	(2,428)

Purchases(2)	—	47	—	(416)
Sales(3)	—	(72)	(1)	29
Settlements	—	—	(2)	—
Activity related to consolidated VIEs/VOEs	(3)	—	—	—
Transfers into Level 3(4)	—	—	—	—
Transfers out of Level 3(4)	(29)	—	(18)	—

Balance, December 31, 2019	$16	$2,466	$—	$(8,246)

Balance, January 1, 2018	$25	$10,488	$22	$(4,256)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	—	—
Net derivative gains (losses), excluding non-performance risk	—	(972)	—	(296)
Non-performance risk(1)	—	(96)	—	(490)

Subtotal	—	(1,068)	—	(786)

Purchases(2)	29	96	5	(403)
Sales(3)	—	(62)	(1)	14
Settlements	—	(7,463)	(5)	—
Activity related to consolidated VIEs/VOEs	(6)	—	—	—
Transfers into Level 3(4)	5	—	—	—
Transfers out of Level 3(4)	(5)	—	—	—

Balance, December 31, 2018	$48	$1,991	$21	$(5,431)

Balance, January 1, 2017	$40	$10,313	$17	$(5,473)
Total gains (losses), realized and unrealized, included in:
Income (loss) as:
Investment gains (losses), net	—	—	(1)	—
Net derivative gains (losses), excluding non-performance risk	—	(6)	—	1,443
Non-performance risk(1)	—	75	—	149

Subtotal	—	69	(1)	1,592

Purchases(2)	—	221	12	(381)
Sales(3)	—	(115)	(2)	6
Settlements	—	—	(4)	—
Activity related to consolidated VIEs/VOEs	(15)	—	—	—
Transfers into Level 3(4)	—	—	—	—
Transfers out of Level 3(4)	—	—	—	—

Balance, December 31, 2017	$25	$10,488	$22	$(4,256)

(1)	The Company’s non-performance risk is recorded through Net derivative gains (losses).
(2)	For the GMIB reinsurance contract asset and GMxB derivative features liability, represents attributed fee.

(3)	For the GMIB reinsurance contract asset, represents recoveries from reinsurers and for GMxB derivative features liability represents benefits paid.
(4)	Transfers into/out of the Level 3 classification are reflected at beginning-of-period fair values.

The table below details changes in unrealized gains (losses) for 2019, 2018 and 2017 by category for Level 3 assets and liabilities still held at December 31, 2019, 2018 and 2017, respectively.

Change in Unrealized Gains (Losses) for Level 3 Instruments

	Net Earnings (Loss)
	Net Derivative Gains (Losses)	OCI
	(in millions)
Held at December 31, 2019:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$3
State and political subdivisions	—	3
Commercial mortgage-backed	—	—
Asset-backed	—	—

Subtotal	—	6

GMIB reinsurance contracts	500	—
GMxB derivative features liability	(2,428)	—

Total	$(1,928)	$6

Held at December 31, 2018:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$(18)
State and political subdivisions	—	(1)
Asset-backed	—	(7)

Subtotal	—	(26)

GMIB reinsurance contracts	(1,068)	—
GMxB derivative features liability	(786)	—

Total	$(1,854)	$(26)

Held at December 31, 2017:
Change in unrealized gains (losses):
Fixed maturities, available-for-sale:
Corporate	$—	$4
Commercial mortgage-backed	—	45
Asset-backed	—	(9)

Subtotal	—	40

GMIB reinsurance contracts	69	—
GMxB derivative features liability	1,592	—

Total	$1,661	$40

The following tables disclose quantitative information about Level 3 fair value measurements by category for assets and liabilities at December 31, 2019 and 2018, respectively.

Quantitative Information about Level 3 Fair Value Measurements at December 31, 2019

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate	$51	Matrix pricing model	Spread over Benchmark	65 - 580 bps	186 bps

	1,025	Market comparable companies	EBITDA multiples Discount rate Cash flow multiples	3.3x - 56.7x 3.9% - 16.5% 0.8x - 48.1x	14.3x 10.0% 10.7x

GMIB reinsurance contract asset	2,466	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 61 - 115	55 - 109 bps 0.8% - 10% 0.0% - 8.0% 0.0% - 49.0% 9.0% - 30.0% 0.01% - 0.18% 0.07% - 0.54% 0.42% - 42.20%

Liabilities:
GMIBNLG	8,128	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Annuitization rates Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	124 bps 0.8% - 19.9% 0.3% - 11.0% 0.0% - 100.0% 0.01% - 0.19% 0.06% - 0.53% 0.41% - 41.39%

GWBL/GMWB	109	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	124 bps 0.8% - 10.0% 0.0% - 7.0% 100% after starting 9.0% - 30.0%

GIB	5	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	124 bps 1.2% - 19.9% 0.0% - 8.0% 0.0% - 100.0% 9.0% - 30.0%

GMAB	4	Discounted cash flow	Lapse rates Volatility rates - Equity	1.0% - 10.0% 9.0% - 30.0%

(1)

Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

Quantitative Information about Level 3 Fair Value Measurements at December 31, 2018

	Fair Value	Valuation Technique	Significant Unobservable Input	Range	Weighted Average
	(in millions)
Assets:
Investments:
Fixed maturities, available-for-sale:
Corporate	$93	Matrix pricing model	Spread over benchmark	15 - 580 bps	104 bps

	881	Market comparable companies	EBITDA multiples Discount rate Cash flow multiples	4.1x - 37.8x 6.4% - 16.5% 1.8x - 18.0x	12.1x 10.7% 11.4x

GMIB reinsurance contract asset	1,991	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	74 - 159 bps 1.0% - 6.27% 0.0% - 8.0% 0.0% - 16.0% 10.0% - 34.0% 0.01% - 0.18% 0.07% - 0.54% 0.42% - 42.0%

Liabilities:
GMIBNLG	5,341	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Annuitization rates Mortality rates(1): Ages 0 - 40 Ages 41 - 60 Ages 60 - 115	189 bps 0.8% - 26.2% 0.0% - 12.1% 0.0% - 100.0% 0.01% - 0.19% 0.06% - 0.53% 0.41% - 41.2%

GWBL/GMWB	130	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	189 bps 0.5% - 5.7% 0.0% - 7.0% 100% after starting 10.0% - 34.0%

GIB	(48)	Discounted cash flow	Non-performance risk Lapse rates Withdrawal rates Utilization rates Volatility rates - Equity	189 bps 0.5% - 5.7% 0.0% - 8.0% 0.0% - 16.0% 10.0% - 34.0%

GMAB	7	Discounted cash flow	Lapse rates Volatility rates - Equity	1.0% - 5.7% 10.0% - 34.0%

(1)

Mortality rates vary by age and demographic characteristic such as gender. Mortality rate assumptions are based on a combination of company and industry experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuating the embedded derivatives.

Excluded from the tables above at December 31, 2019 and 2018, respectively, are approximately $325 million and $826 million of Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not readily available. These investments primarily consist of certain privately placed debt securities with limited trading activity, including residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company’s reporting significantly higher or lower fair value measurements for these Level 3 investments.

The fair value of private placement securities is determined by application of a matrix pricing model or a market comparable company value technique. The significant unobservable input to the matrix pricing model valuation technique is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities. The significant unobservable input to the market comparable company valuation technique is the discount rate. Generally, a significant increase (decrease) in the discount rate would result in significantly lower (higher) fair value measurements of these securities.

Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the tables above at December 31, 2019 and 2018, there were no Level 3 securities that were determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the tables above at December 31, 2019 and 2018, there were no securities that were determined by the application of matrix-pricing for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would have resulted in significantly lower (higher) fair value measurements.

Separate Accounts assets classified as Level 3 at December 31, 2018 of $21 million consist of asset back securities and CMO’s. These fair value measurements are determined using substantially the same valuation techniques as earlier described above for the Company’s General Account investments in these securities.

Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using the Company data.

The significant unobservable inputs used in the fair value measurement of the Company’s GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

Fair value measurement of the GMIB reinsurance contract asset and liabilities includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in volatility would increase the asset and liabilities.

The significant unobservable inputs used in the fair value measurement of the Company’s GMIBNLG liability are lapse rates, withdrawal rates, GMIB utilization rates, adjustment for Non-performance risk and NLG forfeiture rates. NLG forfeiture rates are caused by excess withdrawals above the annual GMIB accrual rate that cause the NLG to expire. Significant decreases in lapse rates, NLG forfeiture rates, adjustment for non-performance risk and GMIB utilization rates would tend to increase the GMIBNLG liability, while decreases in withdrawal rates and volatility rates would tend to decrease the GMIBNLG liability.

The significant unobservable inputs used in the fair value measurement of the Company’s GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in volatility would increase these liabilities.

Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts, limited partnerships accounted for under the equity method and pension and other postretirement obligations.

The carrying values and fair values at December 31, 2019 and 2018 for financial instruments not otherwise disclosed in Note 3 and Note 4 are presented in the table below.

Carrying Values and Fair Values for Financial Instruments Not Otherwise Disclosed

	Carrying Value	Fair Value
		Level 1	Level 2	Level 3	Total
	(in millions)
December 31, 2019:
Mortgage loans on real estate	$12,090	$—	$—	$12,317	$12,317
Policy loans	$3,270	$—	$—	$4,199	$4,199
Loans to affiliates	$1,200	$—	$1,224	$—	$1,224
Policyholders’ liabilities: Investment contracts	$1,922	$—	$—	$2,029	$2,029
FHLBNY funding agreements	$6,909	$—	$6,957	$—	$6,957
Loans from affiliates	$—	$—	$—	$—	$—
Separate Accounts liabilities	$9,041	$—	$—	$9,041	$9,041

December 31, 2018:
Mortgage loans on real estate	$11,818	$—	$—	$11,478	$11,478
Policy loans	$3,267	$—	$—	$3,944	$3,944
Loans to affiliates	$600	$—	$603	$—	$603
Policyholders’ liabilities: Investment contracts	$1,974	$—	$—	$2,015	$2,015
FHLBNY funding agreements	$4,002	$—	$3,956	$—	$3,956
Loans from affiliates	$572	$—	$572	$—	$572
Separate Accounts liabilities	$7,406	$—	$—	$7,406	$7,406

As the Company’s COLI policies are recorded at their cash surrender value, they are not required to be included in the table above. For further details of our accounting policies pertaining to COLI, see Note 2.

Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived based on the appropriate U.S. Treasury rate with a like term to the remaining term of the loan to which a spread reflective of the risk premium associated with the specific loan is added. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

The fair value of policy loans is calculated by discounting expected cash flows based upon the U.S. Treasury yield curve and historical loan repayment patterns.

The fair values of the Company’s funding agreements are determined by discounted cash flow analysis based on the indicative funding agreement rates published by the FHLBNY.

The fair values for the Company’s association plans contracts, supplementary contracts not involving life contingencies (“SCNILC”), deferred annuities and certain annuities, which are included in Policyholders’ account balances and liabilities for investment contracts with fund investments in Separate Accounts are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Incremental adjustments may be made to the fair value to reflect non-performance risk. Certain other products such as Access Accounts and Escrow Shield Plus product reserves are held at book value.

8)	INSURANCE LIABILITIES

Variable Annuity Contracts — GMDB, GMIB, GIB and GWBL and Other Features

The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

•	Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

•

Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

•	Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

•	Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include either a five year or an annual reset; or

•	Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

Liabilities for Variable Annuity Contracts with GMDB and GMIB Features without No-Lapse Guarantee Rider (“NLG”) Feature

The change in the liabilities for variable annuity contracts with GMDB and GMIB features and without no-NLG guarantee rider feature is summarized in the tables below. The amounts for the direct contracts (before reinsurance ceded) and assumed contracts are reflected in the consolidated balance sheets in Future policy benefits and other policyholders’ liabilities. The amounts for the ceded contracts are reflected in the consolidated balance sheets in Amounts due from reinsurers.

Change in Liability for Variable Annuity Contracts with GMDB and GMIB Features and

No NLG Feature

Years Ended December 31, 2019, 2018 and 2017

	GMDB		GMIB
	Direct	Ceded	Direct	Ceded
	(in millions)

Balance at January 1, 2017	$3,159	$(1,558)	$3,808	$(10,314)
Paid guarantee benefits	(354)	171	(151)	115
Other changes in reserve	1,249	(643)	1,097	(289)

Balance at December 31, 2017	4,054	(2,030)	4,754	(10,488)
Paid guarantee benefits	(394)	70	(153)	61
Other changes in reserve	994	1,853	(860)	8,436

Balance at December 31, 2018	4,654	(107)	3,741	(1,991)
Paid guarantee benefits	(438)	14	(257)	72
Other changes in reserve	563	(5)	1,204	(547)

Balance at December 31, 2019	$4,779	$(98)	$4,688	$(2,466)

Liabilities for Embedded and Freestanding Insurance Related Derivatives

The liability for the GMxB derivative features liability, the liability for SCS, SIO, MSO and IUL indexed features and the asset and liability for the GMIB reinsurance contracts are considered embedded or freestanding insurance derivatives and are reported at fair value. For the fair value of the assets and liabilities associated with these embedded or freestanding insurance derivatives, see Note 7.

Account Values and Net Amount at Risk

Account Values and Net Amount at Risk (“NAR”) for direct variable annuity contracts in force with GMDB and GMIB features as of December 31, 2019 are presented in the following tables by guarantee type. For contracts with the GMDB feature, the NAR in the event of death is the amount by which the GMDB feature exceeds the related Account Values. For contracts with the GMIB feature, the NAR in the event of annuitization is the amount by which the present value of the GMIB benefits exceed the related Account Values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB features may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive.

Direct Variable Annuity Contracts with GMDB and GMIB Features at December 31, 2019

	Guarantee Type
	Return of Premium	Ratchet	Roll-Up	Combo	Total
	(in millions; except age and interest rate)
Variable annuity contracts with GMDB features
Account Values invested in:
General Account	$14,571	$93	$57	$175	$14,896
Separate Accounts	48,920	9,258	3,190	33,120	94,488

Total Account Values	$63,491	$9,351	$3,247	$33,295	$109,384

Net Amount at Risk, gross	$108	$36	$1,833	$17,729	$19,706

Net Amount at Risk, net of amounts reinsured	$108	$34	$1,280	$17,729	$19,151

Average attained age of policyholders (in years)	51.1	67.6	74.3	69.4	55.0
Percentage of policyholders over age 70	10.5%	45.6%	68.1%	50.8%	19.3%
Range of contractually specified interest rates	N/A	N/A	3% - 6%	3% - 6.5%	3% - 6.5%
Variable annuity contracts with GMIB features
Account Values invested in:
General Account	$—	$—	$19	$226	$245
Separate Accounts	—	—	23,572	35,776	59,348

Total Account Values	$—	$—	$23,591	$36,002	$59,593

Net Amount at Risk, gross	$—	$—	$857	$9,344	$10,201

Net Amount at Risk, net of amounts reinsured	$—	$—	$270	$8,482	$8,752

Average attained age of policyholders (in years)	N/A	N/A	68.8	69.5	69.4
Weighted average years remaining until annuitization	N/A	N/A	1.6	0.3	0.5
Range of contractually specified interest rates	N/A	N/A	3% - 6%	3% - 6.5%	3% - 6.5%

For more information about the reinsurance programs of the Company’s GMDB and GMIB exposure, see “Reinsurance” in Note 10.

Separate Accounts Investments by Investment Category Underlying Variable Annuity Contracts with GMDB and GMIB Features

The total Account Values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB features. The investment performance of the assets impacts the related Account Values and, consequently, the NAR associated with the GMDB and GMIB benefits and guarantees. Because the Company’s variable annuity contracts offer both GMDB and GMIB features, GMDB and GMIB amounts are not mutually exclusive.

Investment in Variable Insurance Trust Mutual Funds

	December 31,
	2019		2018
Mutual Fund Type	GMDB	GMIB	GMDB	GMIB
	(in millions)
Equity	$42,489	$17,941	$35,541	$15,759
Fixed income	5,263	2,699	5,173	2,812
Balanced	45,871	38,445	41,588	33,974
Other	865	263	852	290

Total	$94,488	$59,348	$83,154	$52,835

Hedging Programs for GMDB, GMIB, GIB and Other Features

The Company has a program intended to hedge certain risks associated first with the GMDB feature and with the GMIB feature of the Accumulator series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits’ exposures attributable to movements in the capital markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not externally reinsured.

These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in Net derivative gains (losses) in the period in which they occur, and may contribute to income (loss) volatility.

Variable and Interest-Sensitive Life Insurance Policies — NLG

The NLG feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The NLG remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

The change in the fair value of the NLG feature, reflected in Future policy benefits and other policyholders’ liabilities in the consolidated balance sheets, is summarized in the table below:

	Direct Liability	Reinsurance Ceded	Net
	(in millions)
Balance at January 1, 2017	$1,182	$(606)	$576
Paid guarantee benefits	(24)	—	(24)
Other changes in reserves	(466)	(58)	(524)

Balance at December 31, 2017	692	(664)	28
Paid guarantee benefits	(23)	—	(23)
Other changes in reserves	118	(69)	49

Balance at December 31, 2018	787	(733)	54
Paid guarantee benefits	(20)	—	(20)
Other changes in reserves	126	(74)	52

Balance at December 31, 2019	$893	$(807)	$86

9)	LEASES

The Company does not record leases with an initial term of 12 months or less in its consolidated balance sheets, but instead recognizes lease expense for these leases on a straight-line basis over the lease term. For leases with a term greater than one year, the Company records in its consolidated balance sheets at the time of lease commencement or modification a right of use (“RoU”) operating lease asset and a lease liability, initially measured at the present value of the lease payments. Lease costs are recognized in the consolidated statements of income (loss) over the lease term on a straight-line basis. RoU operating lease assets represent the Company’s right to use an underlying asset for the lease term and RoU operating lease liabilities represent the Company’s obligation to make lease payments arising from the lease.

The Company’s operating leases primarily consist of real estate leases for office space. The Company also has operating leases for various types of office furniture and equipment. For certain equipment leases, the Company applies a portfolio approach to effectively account for the RoU operating lease assets and liabilities. For certain lease agreements entered into after the adoption of ASC 842 or for lease agreements for which the lease term or classification was reassessed after the occurrence of a change in the lease terms or a modification of the lease that did not result in a separate contract, the Company elected to combine the lease and related non-lease components for its operating leases; however, the non-lease components associated with the Company’s operating leases are primarily variable in nature and as such are not included in the determination of the RoU operating lease asset and lease liability, but are recognized in the period in which the obligation for those payments is incurred.

The Company’s operating leases may include options to extend or terminate the lease, which are not included in the determination of the RoU operating asset or lease liability unless they are reasonably certain to be exercised. The Company’s operating leases have remaining lease terms of 1 year to 12 years, some of which include options to extend the leases. The Company typically does not include its renewal options in its lease terms for calculating its RoU operating lease asset and lease liability as the renewal options allow the Company to maintain operational flexibility and the Company is not reasonably certain it will exercise these renewal options until close to the initial end date of the lease. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

As the Company’s operating leases do not provide an implicit rate, the Company’s incremental borrowing rate, based on the information available at the lease commencement date, is used in determining the present value of lease payments.

The Company primarily subleases floor space within its New Jersey and New York lease properties to various third parties. The lease term for these subleases typically corresponds to the original lease term.

Balance Sheet Classification of Operating Lease Assets and Liabilities

	Balance Sheet Line Item	December 31, 2019
		(in millions)
Assets
Operating lease assets	Other Assets	$324
Liabilities
Operating lease liabilities	Other Liabilities	$415

The table below summarizes the components of lease costs for the year ended December 31, 2019.

Lease Costs

Year Ended December 31, 2019
(in millions)
Operating lease cost	$77
Variable operating lease cost	10
Sublease income	(16)
Short-term lease expense	2

Net lease cost	$72

Maturities of lease liabilities as of December 31, 2019 are as follows:

Maturities of Lease Liabilities

December 31, 2019
(in millions)
Operating Leases:
2020	$95
2021	93
2022	90
2023	81
2024	23
Thereafter	71

Total lease payments	453
Less: Interest	(38)

Present value of lease liabilities	$415

During December 2018, Equitable Life entered into one additional operating real estate lease with an estimated total base rent of $11 million. This operating lease commenced in August 2019 with a lease term of 10 years.

The below table presents the Company’s weighted-average remaining operating lease term and weighted-average discount rate.

Weighted Averages — Remaining Operating Lease Term and Discount Rate

December 31, 2019
Weighted-average remaining operating lease term	6 years
Weighted-average discount rate for operating leases	3.10%

Supplemental cash flow information related to leases was as follows:

Lease Liabilities Information

Year Ended December 31, 2019
(in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$87
Non-cash transactions:
Leased assets obtained in exchange for new operating lease liabilities	$50

The following table presents the Company’s future minimum lease obligation under ASC 840 as of December 31, 2018:

December 31, 2018
Calendar Year	(in millions)
2019	$81
2020	$74
2021	$69
2022	$67
2023	$63
Thereafter	$66

10)	REINSURANCE

The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

The following table summarizes the effect of reinsurance:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Direct premiums	$868	$836	$880
Reinsurance assumed	194	186	195
Reinsurance ceded	(126)	(160)	(171)

Premiums	$936	$862	$904

Direct charges and fee income	$3,821	$3,990	$4,012
Reinsurance ceded	(371)	(467)	(718)

Policy charges and fee income	$3,450	$3,523	$3,294

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Direct policyholders’ benefits	$4,339	$3,378	$4,159
Reinsurance assumed	216	219	8
Reinsurance ceded	(436)	(592)	(694)

Policyholders’ benefits	$4,119	$3,005	$3,473

Ceded Reinsurance

The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Company generally retains on a per life basis up to $25 million for single lives and $30 million for joint lives with the excess 100% reinsured. The Company also reinsures risk on certain substandard underwriting risks and in certain other cases.

Effective February 1, 2018, Equitable Life entered into a coinsurance reinsurance agreement (the “Coinsurance Agreement”) to cede 90% of its single premium deferred annuities (“SPDA”) products issued between 1978-2001 and its Guaranteed Growth Annuity (“GGA”) single premium deferred annuity products issued between 2001-2014. As a result of this agreement, Equitable Life transferred securities with a market value of $604 million and cash of $31 million to equal the statutory reserves of approximately $635 million. As the risks transferred by Equitable Life to the reinsurer under the Coinsurance Agreement are not considered insurance risks and therefore do not qualify for reinsurance accounting, Equitable Life applied deposit accounting. Accordingly, Equitable Life recorded the transferred assets of $635 million as a deposit asset recorded in Other assets, net of the ceding commissions paid to the reinsurer.

At December 31, 2019 and 2018, the Company had reinsured with non-affiliates in the aggregate approximately 2.8% and 2.9%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 14.2% and 15.5% of its current liability exposure, respectively, resulting from the GMIB feature. For additional information, see Note 8.

Based on management’s estimates of future contract cash flows and experience, the estimated net fair values of the ceded GMIB reinsurance contracts, considered derivatives were $2.5 billion and $2.0 billion at December 31, 2019 and 2018, respectively. The estimated fair values increased $475 million and $174 million during 2019 and 2017, respectively, and decreased $8.5 billion during 2018.

At December 31, 2019 and 2018, third-party reinsurance recoverables related to insurance contracts amounted to $2.2 billion. Additionally, $1.6 billion and $1.7 billion of the amounts due from reinsurers related to two specific reinsurers, Zurich Insurance Company Ltd. (AA- rating by S&P), and Paul Revere Life Insurance Company (A rating by S&P).

Third-party reinsurance payables related to insurance contracts were $90 million and $91 million, at December 31, 2019 and 2018, respectively.

The Company cedes substantially all of its group health business to a third-party insurer. Insurance liabilities ceded totaled $56 million and $62 million at December 31, 2019 and 2018, respectively.

The Company also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

Assumed Reinsurance

In addition to the sale of insurance products, the Company currently acts as a professional retrocessionaire by assuming risk from professional reinsurers. The Company assumes accident, life, health, aviation, special risk and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves were $735 million and $712 million at December 31, 2019 and 2018, respectively.

For reinsurance agreements with affiliates, see “Related Party Transactions” in Note 12.

11)	LOANS TO AND FROM AFFILIATES

Loans to affiliates

Loans Issued to Holdings

In April 2018, Equitable Life made a $800 million loan to Holdings. The loan has an interest rate of 3.69% and matures in April 2021. In December 2018, Holdings repaid $200 million of this loan. In December 2019, Holdings repaid $300 million. At December 2019, the amount outstanding was $300 million.

In November 2019, Equitable Life made a $900 million loan to Holdings. The loan has an interest rate of one-month LIBOR plus 1.33%. The loan matures on November 24, 2024.

Loans from affiliates

Senior Surplus Notes Issued to Holdings

On December 28, 2018, Equitable Life issued a $572 million senior surplus note due December 28, 2019 to Holdings, which bears interest at a fixed rate of 3.75%, payable semi-annually. The surplus note is intended to have priority in right of payments and in all other respects to any and all other surplus notes issued by Equitable Life at any time. Equitable Life repaid this note and $4 million of related interest expense on March 5, 2019.

	As of December 31,
	2019	2018
	(in millions)
Loans to affiliates
EQH-AEL internal debt (3.69%, due 2021)	$300	$600
EQH-AEL internal debt (one-month LIBOR + 1.33%, due 2024)	900	—

Total loans to affiliates	$1,200	$600

Loans from affiliates
Senior Notes (3.75%, due 2019)	$—	$572

Total loans from affiliates	$—	$572

12)	RELATED PARTY TRANSACTIONS

Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. Since transactions with related parties may raise potential or actual conflicts of interest between the related party and the Company, Holdings has implemented a related party transaction policy that requires related party transactions to be reviewed and approved by its Audit Committee.

Following the decrease in AXA’s ownership interest in the Company from approximately 39% to approximately 10% on November 13, 2019 (the “November Offering”), AXA and its affiliates (collectively, “AXA Affiliates”) are no longer considered related parties of the Company. Transactions with AXA Affiliates continue to be reported as related party transactions for periods prior to the November Offering. The Company also had entered into related party transactions with other related parties that are described herein.

Cost Sharing and General Service Agreements

In the second quarter of 2018, Equitable Life entered into a general services agreement with Holdings whereby Equitable Life will benefit from the services received by Holdings from AXA Affiliates for a limited period following the Holdings IPO under a transition services agreement. The general services agreement with Holdings replaces existing cost-sharing and general service agreements with various AXA Affiliates. Equitable Life continues to provide services to Holdings and various AXA Affiliates under a separate existing general services agreement with Holdings. Costs allocated to the Company from Holdings totaled $73 million and $138 million for the years ended December 31, 2019 and 2018, respectively, and are allocated based on cost center tracking of expenses. The cost centers are approved annually and are updated based on business area needs throughout the year.

Investment Management and Service Fees and Expenses

Equitable FMG, a subsidiary of Equitable Life, provides investment management and administrative services to EQAT, Equitable Premier VIP Trust, 1290 Funds and Other AXA Trusts, all of which are considered related parties. Investment management and service fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

AXA Investment Managers Inc. (“AXA IM”) and AXA Rosenberg Investment Management LLC (“AXA Rosenberg”) provide sub-advisory services with respect to certain portfolios of EQAT, Equitable Premier VIP Trust and the Other AXA Trusts. Also, AXA IM and AXA Real Estate Investment Managers (“AXA REIM”) manage certain General Account investments. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

Effective December 31, 2018, Equitable Life transferred its interest in ABLP, AB Holdings and the General Partner to a newly formed subsidiary and distributed the shares of the subsidiary to its direct parent which subsequently distributed the shares to Holdings (the “AB Business Transfer”). Accordingly, AB’s related party transactions with AXA Affiliates and mutual funds sponsored by AB are reflected as a discontinued operation in the Company’s consolidated financial statements for the year ended December 31, 2018. Investment management and other services provided by AB prior to the AB Business Transfer will continue based upon the Company’s business needs. The Company recorded investment management fee expense from AllianceBernstein of $102 million and $65 million, for the years ended December 31, 2019 and 2018, respectively. See Note 19 for further details of the AB Business Transfer and the discontinued operation.

As December 31, 2019 and 2018, respectively, the Company held approximately $30 million and $36 million of invested assets in the form of equity interests issued in non-corporate legal entities that were determined by the Company to be VIEs, as further described in Note 2. These legal entities are related parties of Equitable Life. The Company reflects these equity interest in the consolidated Balance Sheets as Other equity investments. The net assets of these unconsolidated VIEs are approximately $974 million and $784 million at December 31, 2019 and 2018, respectively. The Company also has approximately $20 million and $30 million of unfunded commitments at December 31, 2019 and 2018, respectively with these legal entities.

Distribution Revenue and Expenses with Affiliates

Equitable Distributors receives commissions and fee revenue from Equitable America for sales of its insurance products. The commissions and fees earned from Equitable America are based on the various selling agreements.

Equitable Life pays commissions and fees to AXA Distribution Holding Corporation and its subsidiaries (“AXA Distribution”) for sales of insurance products. The commissions and fees paid to AXA Distribution are based on various selling agreements.

Insurance-Related Transactions with Affiliates

GMxB Unwind

Prior to April 2018, Equitable Life ceded the following to AXA RE Arizona, an indirect, wholly-owned subsidiary of Holdings: (i) a 100% quota share of all liabilities for variable annuities with GMxB riders issued on or after January 1, 2006 and in-force on September 30, 2008 (the “GMxB Business”); (ii) a 100% quota share of all liabilities for variable annuities with GMIB riders issued on or after May 1, 1999 through August 31, 2005 in excess of the liability assumed by two unaffiliated reinsurers, which are subject to certain maximum amounts or limitations on aggregate claims; and (iii) a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under certain series of universal life insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007.

On April 12, 2018, Equitable Life completed the unwind of the reinsurance previously provided to Equitable Life by AXA RE Arizona for certain variable annuities with GMxB features (the “GMxB Unwind”). Accordingly, all of the business previously ceded to AXA RE Arizona, with the exception of the GMxB Business, was novated to EQ AZ Life Re Company (“EQ AZ Life Re”), a newly formed captive insurance company organized under the laws of Arizona, which is an indirect wholly-owned subsidiary of Holdings. Following the novation of business to EQ AZ Life Re, AXA RE Arizona was merged with and into Equitable Life. Following AXA RE Arizona’s merger with and into Equitable Life, the GMxB Business is not subject to any new internal or third-party reinsurance arrangements, though in the future Equitable Life may reinsure the GMxB Business with third parties.

AXA RE Arizona novated the Life Business from AXA RE Arizona to EQ AZ Life Re as part of the GMxB Unwind. As a result, EQ AZ Life Re reinsures a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007 and the Excess Risks.

The GMxB Unwind was considered a pre-existing relationship required to be effectively settled at fair value. The loss relating to this relationship resulted from the settlement of the reinsurance contracts at fair value and the write-off of previously recorded assets and liabilities related to this relationship recorded in the Company’s historical accounts. The pre-tax loss recognized in the second quarter of 2018 was $2.6 billion ($2.1 billion net of tax). The Company wrote-off a $1.8 billion deferred cost of reinsurance asset which was previously reported in Other assets. Additionally, the remaining portion of the loss was determining by calculating the difference between the fair value of the assets received compared to the fair value of the assets and liabilities already recorded within the Company’s consolidated financial statements. The Company’s primary assets previously recorded were reinsurance recoverables, including the reinsurance recoverable associated with GMDB business. There was an approximate $400 million difference between the fair value of the GMDB recoverable compared to its carrying value which is accounted for under ASC 944.

The assets received and the assets removed were as follows:

	As of April 12, 2018
	(in millions)
	Assets Received	Assets Removed
Assets at fair value:
Fixed income securities	$7,083
Short-term investments	205
Money market funds	2
Accrued interest	43
Derivatives	282
Cash and cash equivalents	1,273

Total	$8,888

Deferred cost of reinsurance asset		$1,839
GMDB ceded reserves		2,317
GMIB reinsurance contract asset		7,463
Payable to AXA RE Arizona		270

Total		$11,889

Significant non-cash transactions involved in the GMxB Unwind included: (a) the increase in total investments includes non-cash activities of $7.6 billion for assets received related to the recapture transaction; (b) cancellation of the $300 million surplus note between the Company and AXA RE Arizona; and (c) settlement of the intercompany receivables/payables to AXA RE Arizona of $270 million. In addition, upon merging the remaining assets of AXA Re Arizona into Equitable Life, $1.2 billion of deferred tax assets were recorded on the balance sheet through an adjustment to Capital in excess of par value.

The reinsurance arrangements with EQ AZ Life Re provide important capital management benefits to Equitable Life. At December 31, 2019, the Company’s GMIB reinsurance contract asset with EQ AZ Life Re had carrying values of $327 million and is reported in GMIB contract reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2019 and 2018 totaled approximately $62 million and $100 million, respectively. Ceded claims paid in 2019 and 2018 were $52 million and $78 million, respectively.

Prior to April 2018, Equitable Life reinsured to AXA RE Arizona, a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA RE Arizona also reinsured a 90% quota share of level premium term insurance issued by Equitable Life on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by Equitable Life on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA RE Arizona provided important capital management benefits to Equitable Life. At December 31, 2017, the Company’s GMIB reinsurance contract asset with AXA RE Arizona had a carrying value of $8.6 billion and was reported in GMIB reinsurance contract asset, at fair value in the consolidated balance sheets. Ceded premiums and policy fee income in 2017 totaled approximately $454 million. Ceded claims paid in 2017 were $213 million.

Reinsurance Assumed from AXA Affiliates

Prior to 2019, AXA Global Life retroceded a quota share portion of certain life and health risks of various AXA Affiliates to Equitable Life and Equitable America on a one-year term basis. The agreement was closed effective December 31, 2018. Also, AXA Life Insurance Company Ltd. cedes a portion of its variable deferred annuity business to Equitable Life.

Premiums earned in 2019, 2018 and 2017 were $19 million, $20 million and $20 million, respectively. Claims and expenses paid in 2019, 2018 and 2017 were $6 million, $8 million, and $5 million, respectively.

Reinsurance Ceded to AXA Affiliates

Equitable Life entered into a stop loss reinsurance agreement with AXA Global Life (“AGL”) to protect Equitable Life with respect to a deterioration in its claims experience following the occurrence of an extreme mortality event.

Equitable Life also accepts certain retrocession policies through reinsurance agreements with various reinsurers and retrocedes to AGL the excess of its first retention layer.

The Company’s subsidiaries entered into a Life Catastrophe Excess of Loss Reinsurance Agreement (the “Excess of Loss Agreement”) with a number of subscribing reinsurers, which included AGL. AGL participated as a subscribing reinsurer with 5% of the pool, pro rata, across the upper and lower layers through the contract period ending March 31, 2018.

Premiums and expenses paid for the above agreements in 2019, 2018 and 2017 were $3 million, $4 million, and $4 million, respectively.

On September 12, 2018, AXA Group acquired XL Catlin. Prior to the acquisition, Equitable Life had ceded part of our disability income business to XL Catlin and as of December 31, 2019 and 2018, the reserves ceded were $104 million and $93 million, respectively.

Investments in Unconsolidated Equity Interests in AXA Affiliates

As December 31, 2019 and 2018, respectively, the Company held approximately $229 million and $237 million of invested assets in the form of equity interests issued in non-corporate legal entities that were determined by the Company to be VIEs, as further described in Note 2. These legal entities are related parties of Equitable Life. The Company reflects these equity interest in the consolidated Balance Sheets as Other equity investments. The net assets of these unconsolidated VIEs are approximately $10 billion and $9 billion at December 31, 2019 and 2018, respectively. The Company also has approximately $205 million and $249 million of unfunded commitments at December 31, 2019 and 2018, respectively with these legal entities.

Assumption by Holdings of Obligations of AXA Financial to Equitable Life

On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. As a result, Holdings assumed AXA Financial’s obligations with respect to the Company, including obligations related to certain benefit plans.

In March 2018, Equitable Life sold its interest in two consolidated real estate joint ventures to AXA France for a total purchase price of approximately $143 million, which resulted in a pre-tax loss of $0.2 million and the elimination of $202 million of long-term debt from the Company’s consolidated balance sheets at December 31, 2018.

Revenues and Expenses for 2019, 2018 and 2017

The table below summarizes the fees received/paid by the Company and the expenses reimbursed to/from the Company in connection with certain services described above for the years ended December 31, 2019, 2018 and 2017.

	Years ended December 31,
	2019	2018	2017
	(in millions)
Revenue received or accrued for:
Investment management and administrative services provided to EQAT, Equitable Premier VIP Trust, 1290 Funds and Other AXA Trusts	$669	$727	$720
General services provided to affiliates(1)	460	463	439
Amounts received or accrued for commissions and fees earned for sale of Equitable America’s insurance products	39	44	45

Total	$1,167	$1,234	$1,204

Expenses paid or accrued for:
Paid or accrued commission and fee expenses for sale of insurance products by AXA Equitable Distribution	$573	$613	$608
General services provided by affiliates(1)	76	109	186
Investment management services provided by AXA IM, AXA REIM and AXA Rosenberg	5	2	5

Total	$654	$724	$799

(1)	Includes AXA Affiliates and affiliates of Holdings.

Contribution to the Equitable Foundation

In November 2019, Equitable Life made a $25 million funding contribution to the Equitable Foundation. The Equitable Foundation is the philanthropic arm of Equitable Life.

13)	EMPLOYEE BENEFIT PLANS

Equitable Life sponsors the following employee benefit plans:

401(k) Plan

Equitable Life sponsors the AXA Equitable 401(k) Plan, a qualified defined contribution plan for eligible employees and financial professionals. The plan provides for both a company contribution and a discretionary profit-sharing contribution. Expenses associated with this 401(k) Plan were $22 million, $19 million and $15 million for the years ended December 31, 2019, 2018 and 2017, respectively. In December 2018 the Company announced a 3% Company match for the AXA Equitable 401(k) Plan beginning January 1, 2019. This match will supplement the existing Company contribution on eligible compensation.

Pension Plan

Equitable Life also sponsors the AXA Equitable Retirement Plan (the “AXA Equitable QP”), a frozen qualified defined benefit pension plan covering its eligible employees and financial professionals. This pension plan is non-contributory, and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average income over a specified period in the plan. Effective December 31, 2015, primary liability for the obligations of Equitable Life under the AXA Equitable QP was transferred from Equitable Life to AXA Financial, and upon the merger of AXA Financial into Holdings, Holdings assumes primary liability under terms of an Assumption Agreement. Equitable Life remains secondarily liable for its obligations under the AXA Equitable QP and would recognize such liability in the event Holdings does not perform under the terms of the Assumption Agreement.

The AXA Equitable QP is not governed by a collective-bargaining agreement and is not under a financial improvement plan or a rehabilitation plan. For the years ended December 31, 2019, 2018 and 2017, expenses related to the plan were $21 million, $60 million and $27 million, respectively.

The following table presents the funded status of the plan:

	As of December 31,
	2019	2018
	(in millions)
Legal Name of Plan: AXA Equitable Retirement Plan EIN# 13-5570651
Total Plan Assets	$2,159	$1,993

Accumulated Benefit Obligation	$2,160	$2,039

Funded Status	99.9%	97.8%

Other Benefit Plans

Equitable Life also sponsors a non-qualified retirement plan, a medical and life retiree plan, a post-employment plan and deferred compensation plan. The expenses related to these plans were $47 million, $70 million and $37 million for the years ended December 31, 2019, 2018 and 2017, respectively.

14)	SHARE-BASED COMPENSATION PROGRAMS

Compensation costs for 2019, 2018 and 2017 for share-based payment arrangements as further described herein are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Performance Shares	$10	$12	$18
Stock Options	3	2	1
AXA Shareplan	—	—	9
Restricted Stock Unit Awards	15	16	2
Other Compensation Plans(1)	—	—	—

Total Compensation Expenses	$28	$30	$30

(1)	Includes stock appreciation rights and employee stock purchase plans.

Since 2018, Holdings has granted equity awards under the Equitable Holdings, Inc. 2018 Omnibus Incentive Plan (the “2018 Omnibus Plan”) and the Equitable Holdings, Inc. 2019 Omnibus Incentive Plan (the “2019 Omnibus Plan”) which were adopted by Holdings on April 25, 2018 and February 28, 2019 respectively. Awards under the 2018 and 2019 Omnibus Plans are linked to Holdings’ common stock. As of December 31, 2019, the common stock reserved and available for issuance under the 2018 and 2019 Omnibus Plans was 12.5 million shares. Holdings may issue new shares or use common stock held in treasury for awards linked to Holdings’ common stock.

Equitable Life’s Participation in Holdings’ Equity Award Plans

Equitable Life’s employees, financial professionals and directors in 2019 and 2018 were granted equity awards under the 2019 and 2018 Omnibus Plans with the exception of the Holdings restricted stock units (“Holdings RSUs”) granted to financial professionals in 2018. All grants discussed in this section will be settled in shares of Holdings’ common stock except for the RSUs granted to financial professionals in 2019 and 2018 which will be settled in cash.

For awards with graded vesting schedules and service-only vesting conditions, including Holdings RSUs and other forms of share-based payment awards, Holdings applies a straight-line expense attribution policy for the recognition of compensation cost. Actual forfeitures with respect to the 2019 and 2018 grants were considered immaterial in the recognition of compensation cost.

Annual Awards Under 2019 and 2018 Equity Programs

Each year, the Compensation Committee of the Holdings’ Board of Directors approves an equity-based award program with awards under the program granted at its regularly scheduled meeting in February. Annual awards under Holdings’

2019 and 2018 equity programs consisted of a mix of equity vehicles including Holdings restricted stock units (“RSUs”), Holdings stock options and Holdings performance shares. If Holdings pays any ordinary dividend in cash, all outstanding Holdings RSUs and performance shares will accrue dividend equivalents in the form of additional Holdings RSUs or performance shares to be settled or forfeited consistent with the terms of the related award.

Holdings RSUs

Holdings RSUs granted to Equitable Life employees under the 2019 and 2018 equity programs vest ratably in equal annual installments over a three-year period. The fair value of the awards was measured using the closing price of the Holdings share on the grant date, and the resulting compensation expense will be recognized over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Cash-settled Holdings RSUs granted to eligible Equitable Life financial professionals under the 2019 and 2018 equity programs vest ratably in equal installments over a three-year period. The cash payment for each RSU will equal the average closing price for a Holdings share on the NYSE over the 20 trading days immediately preceding the vesting date. These awards are liability-classified and require fair value remeasurement based upon the price of a Holdings share at the close of each reporting period.

Holdings Stock Options

Holdings stock options granted to Equitable Life employees under the 2019 and 2018 equity programs have a three-year graded vesting schedule, with one-third vesting on each of the three anniversaries. The total grant date fair value of Holdings stock options will be charged to expense over the shorter of the vesting period or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Holdings Performance Shares

Holdings performance shares granted to Equity Life’s employees under the 2019 and 2018 equity programs are subject to performance conditions and a three-year cliff-vesting. The performance shares consist of two distinct tranches; one based on Holding’s return-on-equity targets (the “ROE Performance Shares”) and the other based on the Holdings’ relative total shareholder return targets (the “TSR Performance Shares”), each comprising approximately one-half of the award. Participants may receive from 0% to 200% of the unearned performance shares granted. The grant-date fair value of the ROE Performance Shares will be established once all of Holdings’ applicable Non-GAAP ROE targets are determined and approved.

The grant-date fair value of the TSR Performance Shares was measured using a Monte Carlo approach. Under the Monte Carlo approach, stock returns were simulated for Holdings and the selected peer companies to estimate the payout percentages established by the conditions of the award. The aggregate grant-date fair value of the unearned TSR Performance Shares will be recognized as compensation expense over the shorter of the cliff-vesting period or the period up to the date at which the participant becomes retirement eligible, but not less than one year.

Director Awards

Holdings granted unrestricted Holdings shares to non-employee directors of Holdings, Equitable Life in 2019 and 2018. The fair value of these awards was measured using the closing price of Holdings shares on the grant date. These awards immediately vest and all compensation expense is recognized at the grant date.

One-Time Awards Granted in 2018

Transaction Incentive Awards

On May 9, 2018, coincident with the IPO, Holdings granted one-time “Transaction Incentive Awards” to executive officers and certain other R&P employees in the form of 722 thousand Holdings RSUs. Fifty percent of the Holdings RSUs will vest based on service over a two-year period from the IPO date (the “Service Units”), and fifty percent t will vest based on service and a market condition (the “Performance Units”). The market condition is based on share price growth of at least 130% or 150% within a two or five-year period, respectively. If the market condition is not achieved, 50% of the Performance Units may still vest based on five years of continued service and the remaining Performance Units will be forfeited.

The grant-date fair value of half of the Performance Units, was at the $20 IPO price for a Holdings share as employees are still able to vest in these awards even if the share price growth targets are not achieved. The resulting compensation expense is recognized over the five-year requisite service period. The grant-date fair value of $16.47 was used to value the remaining half of the Performance Units that are subject to risk of forfeiture for non-achievement of the Holdings share price conditions. The grant date fair value was measured using Monte Carlo simulation from which a five-year requisite service period was derived, representing the median of the distribution of stock price paths on which the market condition is satisfied.

Special IPO Grant

Also, on May 9, 2018, Holdings made a grant of 357 thousand Holdings RSUs to Equitable Life employees and financial professionals, or 50 restricted stock units to each eligible individual, that cliff vested on November 9, 2018. The grant-date fair value of the award was measured using the $20 IPO price for a Holdings share and all compensation expense was recognized as of November 9, 2018.

Prior Equity Award Grants and Settlements

In 2017 and prior years, equity awards for employees, financial professional and directors were available under the umbrella of AXA’s global equity program. Accordingly, equity awards granted in 2017 and prior years were linked to AXA’s stock.

Employees were granted AXA ordinary share options each year under the AXA Stock Option Plan for AXA Financial Employees and Associates (the “Stock Option Plan”). There is no limitation in the Stock Option Plan on the number of shares that may be issued pursuant to option or other grants.

Employees were also granted AXA performance shares under the AXA International Performance Shares Plan established for each year (the “Performance Share Plan”) and financial professionals were granted performance units under the AXA Advisors Performance Unit Plan established for each year.

The fair values of these prior awards are measured at the grant date by reference to the closing price of the AXA ordinary share, and the result, as adjusted for achievement of performance targets and pre-vesting forfeitures, generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. Remeasurements of fair value for subsequent price changes until settlement are made only for performance unit awards that are settled in cash. The fair value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2019 and 2018 was $43 million and $32 million, respectively.

2017 Performance Shares Grant

Under the terms of the 2017 Performance Share Plan, AXA awarded performance shares to Equitable Life employees. The extent to which 2017-2019 cumulative performance targets measuring the performance of AXA and select businesses are achieved will determine the number of performance shares earned. For all Equitable Life employees, the number of performance shares earned may vary between 0% and 130% of the number of performance shares at stake. The performance shares earned during this performance period will vest and be settled on the fourth anniversary of the award date.

2017 Performance Units Grant

Under the terms of the AXA Advisors Performance Unit Plan performance units were granted to Equitable Life financial professionals. The performance units will be cash settled and are remeasured until settlement of the awards. The performance units will be earned based on meeting pre-established performance metrics tied to achievement of specific sale and earnings goals. For all awards, the number of performance units earned may vary between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled on the fourth anniversary of the award date.

2017 Stock Options Grant

On June 21, 2017, 0.5 million options to purchase AXA ordinary shares were granted to Equitable Life employees under the terms of the Stock Option Plan with a ten-year term. All of those options have a five-year graded schedule, with one-third vesting on each of the third, fourth, and fifth anniversaries of the grant date. Of the total awarded on June 21, 2017, 0.3 million are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period.

Other Grants

Prior to the IPO, non-officer directors of Holdings and certain subsidiaries were granted restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually under The Equity Plan for Directors.

The Company has also granted AXA restricted stock units (“AXA RSUs”) to certain executives. The AXA RSUs are phantom AXA ordinary shares that, once vested, entitle the recipient to a cash payment based on the average closing price of the AXA ordinary share over the twenty trading days immediately preceding the vesting date.

Summary of Stock Option Activity

A summary of activity in the AXA and Holdings option plans during 2019 follows:

	Options Outstanding
	EQH Shares		AXA Ordinary Shares		AXA ADRs(2)
	Number Outstanding (In 000’s)	Weighted Average Exercise Price	Number Outstanding (In 000’s)	Weighted Average Exercise Price	Number Outstanding (In 000’s)	Weighted Average Exercise Price

Options Outstanding at January 1, 2019	835	$21.34	2,609	€18.20	15	$15.37
Options granted	1,251	$18.74	156	€21.60	—	$—
Options exercised	23	$21.34	856	€16.40	15	$15.37
Options forfeited, net	133	$20.29	182	€19.72	—	$—
Options expired	—	$—	—	€—	—	$—

Options Outstanding at December 31, 2019	1,930	$19.73	1,727	€20.09	—	$—

Aggregate Intrinsic Value(1)		$9,755		€8,661		$—

Weighted Average Remaining Contractual Term (in years)	8.85		5.20		—

Options Exercisable at December 31, 2019	250	$21.34	1,527	€19.74	—	$—

Aggregate Intrinsic Value(1)		$859		€8,207		$—

Weighted Average Remaining Contractual Term (in years)	8.43		4.85		—

(1)

Aggregate intrinsic value, presented in thousands, is calculated as the excess of the closing market price on December 31, 2019 of the respective underlying shares over the strike prices of the option awards. For awards with strike prices higher then market prices, intrinsic value is shown as zero.

(2)

AXA ordinary shares will be delivered to participants in lieu of AXA ADRs at exercise or maturity. For the purpose of estimating the fair value of Holdings and AXA stock option awards, the Black-Scholes is used. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase Holdings and AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2019, 2018 and 2017.

	EQH Shares(1)		AXA Ordinary Shares(2)
	2019	2018	2019	2018	2017

Dividend yield	2.77%	2.44%	NA	NA	6.49%
Expected volatility	25.70%	25.40%	NA	NA	26.6%
Risk-free interest rates	2.49%	2.83%	NA	NA	0.33%
Expected life in years	5.8	9.7	NA	NA	8.1
Weighted average fair value per option at grant date	$3.82	$4.61	NA	NA	$2.06

(1)

The expected volatility is based on historical selected peer data, the weighted average expected term is determined by using the simplified method due to lack of sufficient historical data, the expected dividend yield based on Holdings’ expected annualized dividend, and the risk-free interest rate is based on the U.S. Treasury bond yield for the appropriate expected term.

(2)

The expected AXA dividend yield is based on market consensus. AXA share price volatility is estimated on the basis of implied volatility, which is checked against an analysis of historical volatility to ensure consistency. The risk-free interest rate is based on the Euro Swap Rate curve for the appropriate term. The effect of expected early exercise is taken into account through the use of an expected life assumption based on historical data.

As of December 31, 2019, approximately $0.4 million of unrecognized compensation cost related to AXA unvested stock option awards is expected to be recognized by the Equitable Life over a weighted-average period of 0.7 years. Approximately $3 million of unrecognized compensation cost related to Holdings unvested stock option awards is expected to be recognized by the Equitable Life over a weighted average period of 0.8 years.

Restricted Awards

The market price of a Holdings share is used as the basis for the fair value measure of a Holdings RSU. For purposes of determining compensation cost for stock-settled Holdings RSUs, fair value is fixed at the grant date until settlement, absent modification to the terms of the award. For liability-classified cash-settled Holdings and AXA RSUs, fair value is remeasured at the end of each reporting period.

At December 31, 2019, approximately 1.8 million Holdings RSUs and AXA ordinary share unit awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $19 million and is expected to be recognized over a weighted-average period of 1.08 years.

Following table summarizes Holdings restricted share units and AXA ordinary share unit activity for 2019.

	Shares of Holdings Restricted Stock	Weighted Average Grant Date Fair Value	Shares of AXA Restricted Stock	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2019	1,259,059	$21.00	48,334	$20.38
Granted	1,007,057	$18.22	—	$—
Forfeited	125,915	$19.74	—	$—
Vested	334,900	$20.51	29,054	$21.35

Unvested as of December 31, 2019	1,805,301	$19.35	19,280	$19.20

Performance Awards

At December 31, 2019, approximately 2.5 million Holdings and AXA performance awards remain unvested. Unrecognized compensation cost related to these awards totaled approximately $10 million and is expected to be recognized over a weighted-average period of 0.64 years.

The following table summarizes Holdings and AXA performance awards activity for 2019.

	Shares of Holdings Performance Awards	Weighted- Average Grant Date Fair Value	Shares of AXA Performance Awards	Weighted- Average Grant Date Fair Value
Unvested as of January 1, 2019	166,552	$23.17	3,159,577	$20.10
Granted	243,041	$19.67	149,757	$20.70
Forfeited	25,952	$21.77	210,329	$20.20
Vested	—	$—	944,945	$20.23

Unvested as of December 31, 2019	383,641	$21.05	2,154,059	$20.08

Employee Stock Purchase Plans

Holdings Stock Purchase Plan

Under the Equitable Holdings, Inc. Stock Purchase Program (“SPP”) participants are able to contribute up to 100% of their eligible compensation and receive a matching contribution in cash equal to 15% of their payroll contribution, which is used to purchase Holdings shares. Purchases are made at the end of each month at the prevailing market rate.

AXA Shareplan 2017

In 2017, eligible employees of participating AXA subsidiaries were offered the opportunity to purchase newly issued AXA ordinary shares, subject to plan limits, under the terms of AXA Shareplan 2017. Investment Option A permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of €20.19 per share. Investment Option B permitted participants to purchase AXA ordinary shares at an 8.98% formula discounted price of €22.96 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. All subscriptions became binding and irrevocable on October 17, 2017.

15)	INCOME TAXES

A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Income tax (expense) benefit:
Current (expense) benefit	$295	$234	$(6)
Deferred (expense) benefit	289	212	1,216

Total	$584	$446	$1,210

The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 21%, 21% and 35% for 2019, 2018 and 2017, respectively. The sources of the difference and their tax effects are as follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Expected income tax (expense) benefit	$510	$311	$(542)
Noncontrolling interest	1	(1)	—
Non-taxable investment income	73	104	241
Tax audit interest	(14)	(11)	(6)
State income taxes	(2)	(1)	(3)
Tax settlements/uncertain tax position release	12	—	221
Change in tax law	—	46	1,308
Other	4	(2)	(9)

Income tax (expense) benefit	$584	$446	$1,210

In accordance with Staff Accounting Bulletin No. 118 (“SAB 118”), the Company recorded provisional estimates for the income tax effects of the Tax Cuts and Jobs Act (the “Tax Reform Act”) in 2017 and refined those estimates in 2018. The impact of the Tax Reform Act primarily related to the revaluation of deferred tax assets and liabilities.

During the second quarter of 2017, the Company agreed to the Internal Revenue Service’s Revenue Agent’s Report for its consolidated 2008 and 2009 Federal corporate income tax returns. The impact on the Company’s financial statements and unrecognized tax benefits was a tax benefit of $221 million.

The components of the net deferred income taxes are as follows:

	As of December 31,
	2019		2018
	Assets	Liabilities	Assets	Liabilities
	(in millions)

Compensation and related benefits	$51	$—	$47	$—
Net operating loss	44	—	239	—
Reserves and reinsurance	944	—	16	—
DAC	—	716	—	864
Unrealized investment gains (losses)	—	639	123	—
Investments	640	—	622	—
Tax credits	—	—	314	—
Other	—	73	14	—

Total	$1,679	$1,428	$1,375	$864

The Company had $314 million of AMT credits for the year ended December 31, 2018 and expects those credits to be currently utilized or refunded.

A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

	Years Ended December 31,
	2019	2018	2017
	(in millions)

Balance at January 1,	$273	$205	$444
Additions for tax positions of prior years	24	98	28
Reductions for tax positions of prior years	—	(30)	(234)
Settlements with tax authorities	—	—	(33)

Balance at December 31,	$297	$273	$205

Unrecognized tax benefits that, if recognized, would impact the effective rate	$222	$202	$172

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2019 and 2018 were $55 million and $41 million, respectively. For 2019, 2018 and 2017, respectively, there were $14 million, $18 million and $(44) million in interest expense (benefit) related to unrecognized tax benefits.

It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

As of December 31, 2019, tax years 2010 and subsequent remain subject to examination by the IRS.

16)	EQUITY

AOCI represents cumulative gains (losses) on items that are not reflected in income (loss). The balances for the past three years follow:

	December 31,
	2019	2018	2017
	(in millions)

Unrealized gains (losses) on investments(1)	$1,597	$(484)	$581
Defined benefit pension plans(2)	(5)	(7)	(51)

Total accumulated other comprehensive income (loss) from continuing operations	1,592	(491)	530

Less: Accumulated other comprehensive income (loss) attributable to discontinued operations, net of noncontrolling interest	—	—	(68)

Accumulated other comprehensive income (loss) attributable to Equitable Life	$1,592	$(491)	$598

(1)	2018 includes a $86 million decrease to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.
(2)	2018 includes a $3 million increase to Accumulated other comprehensive loss from the impact of adoption of ASU 2018-02.

The components of OCI, net of taxes for the years ended December 31, 2019, 2018 and 2017, net of tax, follow:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Change in net unrealized gains (losses) on investments:
Net unrealized gains (losses) arising during the year(3)	$3,052	$(1,663)	$741
(Gains) losses reclassified to Net income (loss) during the year(1)	(160)	(4)	8

Net unrealized gains (losses) on investments	2,892	(1,667)	749
Adjustments for policyholders’ liabilities, DAC, insurance liability loss recognition and other	(811)	437	(165)

Change in unrealized gains (losses), net of adjustments (net of deferred income tax expense (benefit) of $547, $(310), and $244)	2,081	(1,230)	584

Change in defined benefit plans:
Reclassification to Net income (loss) of amortization of net prior service credit included in net periodic cost(2)	2	(4)	(5)

Change in defined benefit plans (net of deferred income tax expense (benefit) of $0, $0, and $(2))	2	(4)	(5)

Total other comprehensive income (loss), net of income taxes from continuing operations	2,083	(1,234)	579
Other comprehensive income (loss) from discontinued operations, net of income taxes(3)	—	—	23

Other comprehensive income (loss) attributable to Equitable Life	$2,083	$(1,234)	$602

(1)

See “Reclassification adjustments” in Note 3. Reclassification amounts presented net of income tax expense (benefit) of $(43) million, $(1) million and $(5) million for the years ended December 31, 2019, 2018 and 2017, respectively.

(2)

These AOCI components are included in the computation of net periodic costs (see “Employee Benefit Plans” in Note 13). Reclassification amounts presented net of income tax expense (benefit) of $0 million, $0 million and $2 million for the years ended December 31, 2019, 2018 and 2017, respectively.

(3)	Includes reclassification related to Discontinued Operations in 2017.

Investment gains and losses reclassified from AOCI to Net income (loss) primarily consist of realized gains (losses) on sales and OTTI of AFS securities and are included in Total investment gains (losses), net on the consolidated statements of income (loss). Amounts reclassified from AOCI to Net income (loss) as related to defined benefit plans primarily consist of amortizations of net (gains) losses and net prior service cost (credit) recognized as a component of net periodic cost and reported in Compensation and benefits in the consolidated statements of income (loss). Amounts presented in the table above are net of tax.

17)	COMMITMENTS AND CONTINGENT LIABILITIES

Litigation

Litigation, regulatory and other loss contingencies arise in the ordinary course of the Company’s activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek, or they may be required only to state an amount sufficient to meet a court’s jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including, among other things, insurers’ sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, product design, features and accompanying disclosure, cost of insurance increases, payments of death benefits and the reporting and escheatment of unclaimed property, alleged breach of fiduciary duties, alleged mismanagement of client funds and other matters.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter is difficult to predict, and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company’s financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company’s litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company’s results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2019, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date to be up to approximately $100 million.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company’s accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

In August 2015, a lawsuit was filed in Connecticut Superior Court, Judicial Division of New Haven entitled Richard T. O’Donnell, on behalf of himself and all others similarly situated v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action on behalf of all persons who purchased variable annuities from Equitable Life, which were subsequently subjected to the volatility management strategy and who suffered injury as a result thereof. Plaintiff asserts a claim for breach of contract alleging that Equitable Life implemented the volatility management strategy in violation of applicable law. Plaintiff seeks an award of damages individually and on a class-wide basis, and costs and disbursements, including attorneys’ fees, expert witness fees and other costs. In November 2015, the Connecticut Federal District Court transferred this action to the United States District Court for the Southern District of New York. In March 2017, the Southern District of New York granted Equitable Life’s motion to dismiss the complaint. In April 2017, the plaintiff filed a notice of appeal. In April 2018, the United States Court of Appeals for the Second Circuit reversed the trial court’s decision with instructions to remand the case to Connecticut state court. In September 2018, the Second Circuit issued its mandate, following Equitable Life’s notification to the court that it would not file a petition for writ of certiorari. The case was transferred in December 2018 and is pending in Connecticut Superior Court, Judicial District of Stamford. We are vigorously defending this matter.

In February 2016, a lawsuit was filed in the United States District Court for the Southern District of New York entitled Brach Family Foundation, Inc. v. AXA Equitable Life Insurance Company. This lawsuit is a putative class action brought on behalf of all owners of universal life (“UL”) policies subject to Equitable Life’s COI rate increase. In early 2016, Equitable Life raised COI rates for certain UL policies issued between 2004 and 2007, which had both issue ages 70 and above and a current face value amount of $1 million and above. A second putative class action was filed in Arizona in 2017 and consolidated with the Brach matter. The current consolidated amended class action complaint alleges the following claims: breach of contract; misrepresentations by Equitable Life in violation of Section 4226 of the New York Insurance Law; violations of New York General Business Law Section 349; and violations of the California Unfair Competition Law, and the California Elder Abuse Statute. Plaintiffs seek; (a) compensatory damages, costs, and, pre- and post-judgment interest; (b) with respect to their claim concerning Section 4226, a penalty in the amount of premiums paid by the plaintiffs and the putative class; and (c) injunctive relief and attorneys’ fees in connection with their statutory claims. Five other federal actions challenging the COI rate increase are also pending against Equitable Life and have been coordinated with the Brach action for the purposes of pre-trial activities. They contain allegations similar to those in the Brach action as well as additional allegations for violations of various states’ consumer protection statutes and common law fraud. Three actions are also pending against Equitable Life in New York state court. Equitable Life is vigorously defending each of these matters.

Obligations under Funding Agreements

As a member of the FHLBNY, Equitable Life has access to collateralized borrowings. It also may issue funding agreements to the FHLBNY. Both the collateralized borrowings and funding agreements would require Equitable Life to pledge qualified mortgage-backed assets and/or government securities as collateral. Equitable Life issues short-term funding agreements to the FHLBNY and uses the funds for asset, liability, and cash management purposes. Equitable Life issues long-term funding agreements to the FHLBNY and uses the funds for spread lending purposes.

Entering into FHLBNY membership, borrowings and funding agreements requires the ownership of FHLBNY stock and the pledge of assets as collateral. Equitable Life has purchased FHLBNY stock of $322 million and pledged collateral with a carrying value of $9.8 billion as of December 31, 2019.

Funding agreements are reported in Policyholders’ account balances in the consolidated balance sheets. For other instruments used for asset/liability and cash management purposes, see “Derivative and offsetting assets and liabilities” included in Note 4. The table below summarizes the Company’s activity of funding agreements with the FHLBNY.

Change in FHLBNY Funding Agreements during the Years Ended December 31, 2019 and 2018

	Outstanding Balance at December 31, 2018	Issued During the Period	Repaid During the Period	Long-term Agreements Maturing Within One Year	Outstanding Balance at December 31, 2019
	(in millions)
Short-term funding agreements:
Due in one year or less	$1,640	$29,330	$26,420	$58	$4,608
Long-term funding agreements:
Due in years two through five	1,569	—	—	77	1,646
Due in more than five years	781	—	—	(135)	646

Total long-term funding agreements	2,350	—	—	(58)	2,292

Total funding agreements(1)	$3,990	$29,330	$26,420	$—	$6,900

	Outstanding Balance at December 31, 2017	Issued During the Period	Repaid During the Period	Long-term Agreements Maturing Within One Year	Outstanding Balance at December 31, 2018
	(in millions)
Short-term funding agreements:
Due in one year or less	$500	7,980	$6,990	$150	$1,640
Long-term funding agreements:
Due in years two through five	1,621	—	—	(52)	1,569
Due in more than five years	879	—	—	(98)	781

Total long-term funding agreements	2,500	—	—	(150)	2,350

Total funding agreements(1)	$3,000	$7,980	$6,990	$—	$3,990

(1)

The $9 million, $11 million and $14 million difference between the funding agreements carrying value shown in fair value table for 2019, 2018 and 2017, respectively, reflects the remaining amortization of a hedge implemented and closed, which locked in the funding agreements’ borrowing rates.

Guarantees and Other Commitments

The Company provides certain guarantees or commitments to affiliates and others. At December 31, 2019, these arrangements include commitments by the Company to provide equity financing of $1 billion (including $225 million with affiliates ) to certain limited partnerships and real estate joint ventures under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

The Company is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, the Company owns single premium annuities issued by previously wholly-owned life insurance subsidiaries. The Company has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly-owned subsidiaries be unable to meet their obligations. Management believes the need for the Company to satisfy those obligations is remote.

The Company had $17 million of undrawn letters of credit related to reinsurance at December 31, 2019. The Company had $260 million of commitments under existing mortgage loan agreements at December 31, 2019.

Pursuant to certain assumption agreements (the “Assumption Agreements”), AXA Financial legally assumed primary liability from Equitable Life for all current and future liabilities of Equitable Life under certain employee benefit plans that provide participants with medical, life insurance and deferred compensation benefits as well as under the AXA Equitable Retirement plan, a frozen qualified pension plan. Equitable Life remains secondarily liable for its obligations under these plans and would recognize such liabilities in the event AXA Financial does not perform under the terms of the Assumption

Agreements. On October 1, 2018, AXA Financial merged with and into its direct parent, Holdings, with Holdings continuing as the surviving entity. See Note 1 for further information.

18)	INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

For 2019, 2018 and 2017, respectively, Equitable Life’s statutory net income (loss) totaled $3.9 billion, $3.1 billion and $748 million. Statutory surplus, Capital stock and Asset Valuation Reserve (“AVR”) totaled $8.7 billion and $7.9 billion at December 31, 2019 and 2018, respectively. At December 31, 2019, Equitable Life, in accordance with various government and state regulations, had $58 million of securities on deposit with such government or state agencies.

In 2019, Equitable Life paid to its direct parent which subsequently distributed such amount to Holdings an ordinary shareholder dividend of $1.0 billion. In 2018, Equitable Life paid to its direct parent which subsequently distributed such amount to Holdings an ordinary shareholder dividend of $1.1 billion. Also, in 2018, Equitable Life transferred its interests in ABLP, AB Holding and the General Partner to Alpha Units Holdings, Inc., a newly formed subsidiary, and distributed the shares of that subsidiary to its direct parent which subsequently distributed such shares to Holdings (the “AB Ownership Transfer”). The AB Ownership transfer was considered an extraordinary dividend of $1.7 billion representing the equity value of Alpha Units Holdings, Inc. In connection with the AB Ownership Transfer, Equitable Life paid an extraordinary cash dividend of $572 million and issued a surplus note to Holdings in the same amount. Equitable Life repaid the outstanding principal balance of the surplus note in March 2019.

Dividend Restrictions

As a domestic insurance subsidiary regulated by the insurance laws of New York State, Equitable Life is subject to restrictions as to the amounts the Company may pay as dividends and amounts the Company may repay of surplus notes to Holdings.

New York State insurance law provides that a stock life insurer may not, without prior approval of the New York State Department of Financial Services (“NYDFS”), pay a dividend to its stockholders exceeding an amount calculated under one of two standards (the “Standards”). The first standard allows payment of an ordinary dividend out of the insurer’s earned surplus (as reported on the insurer’s most recent annual statement) up to a limit calculated pursuant to a statutory formula, provided that the NYDFS is given notice and opportunity to disapprove the dividend if certain qualitative tests are not met (the “Earned Surplus Standard”). The second standard allows payment of an ordinary dividend up to a limit calculated pursuant to a different statutory formula without regard to the insurer’s earned surplus. Dividends exceeding these prescribed limits require the insurer to file a notice of its intent to declare the dividends with the NYDFS and prior approval or non-disapproval from the NYDFS.

In applying the Standards, Equitable Life could pay ordinary dividends up to approximately $2.4 billion during 2020.

Intercompany Reinsurance

The company receives statutory reserve credits for reinsurance treaties with EQ AZ Life Re to the extent EQ AZ Life Re holds assets in an irrevocable trust (the “EQ AZ Life Re Trust”). As of December 31, 2019, EQ AZ Life Re holds $1.2 billion of assets in the EQ AZ Life Re Trust and letters of credit of $2.1 billion that are guaranteed by Holdings. Under the reinsurance transactions, EQ AZ Life Re is permitted to transfer assets from the EQ AZ Life Re Trust under certain circumstances. The level of statutory reserves held by EQ AZ Life Re fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or additional letters of credit be secured, which could adversely impact EQ AZ Life Re’s liquidity.

Prescribed and Permitted Accounting Practices

At December 31, 2019 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2019.

The Company cedes a portion of their statutory reserves to EQ AZ Life Re, a captive reinsurer, as part of the Company’s capital management strategy. EQ AZ Life Re prepares financial statements in a special purpose framework for statutory reporting.

Differences between Statutory Accounting Principles and U.S. GAAP

Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles (“SAP”) and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders’ account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (g) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (h) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP; and (i) cost of reinsurance which is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

19)	DISCONTINUED OPERATIONS

Distribution of AllianceBernstein to Holdings

Effective December 31, 2018, the Company and its subsidiaries transferred all economic interests in the business of AB to a newly created entity, Alpha Unit Holdings, LLC (“Alpha”). The Company distributed all equity interests in Alpha to AXA Equitable Financial Services, LLC, a wholly-owned subsidiary of Holdings. The AB transfer and subsequent distribution of Alpha equity interests (“the AB Business Transfer”) removed the authority to control the business of AB and as such AB’s operations are now reflected as a discontinued operation in the Company’s consolidated financial statements in all periods presented. Prior to the fourth quarter of 2018, the Company reported the operations of AB as its Investment Management and Research segment.

In connection with the transfer, the Company paid an extraordinary dividend in cash to Holdings in the amount of $572 million. The Company also issued a one-year senior surplus note to Holdings for $572 million that was repaid on March 5, 2019. See Note 12 for details of the senior surplus note.

Transactions Prior to Distribution

Intercompany transactions prior to the AB Business Transfer between the Company and AB were eliminated and excluded from the consolidated statements of income (loss) and consolidated balance sheets.

The table below presents AB’s revenues recognized in 2018 and 2017, disaggregated by category:

	Years Ended December 31,
	2018	2017
	(in millions)
Investment management, advisory and service fees:
Base fees	$2,156	$2,025
Performance-based fees	118	95
Research services	439	450
Distribution services	419	412
Other revenues:
Shareholder services	76	75
Other	35	42

Total investment management and service fees	$3,243	$3,099

Transactions Ongoing after Distribution

After the AB Business Transfer, services provided by AB will consist primarily of an investment management service agreement and will be included in investment expenses and identified as a related party transaction.

Discontinued Operations

The following table presents the amounts related to the Net income (loss) of AB that has been reflected in Discontinued operations:

	Years Ended December 31,
	2018	2017
	(in millions)
REVENUES
Net derivative gains (losses)	$12	$(24)
Net investment income (loss)	24	142
Investment management and service fees	3,243	3,099
Other income	—	—

Total revenues	$3,279	$3,217

BENEFITS AND OTHER DEDUCTIONS
Compensation and benefits	$1,370	$1,307
Commissions and distribution related payments	427	415
Interest expense	8	6
Other operating costs and expenses	727	789

Total benefits and other deductions	2,532	2,517

Income (loss) from discontinued operations, before income taxes	747	700
Income tax (expense) benefit	(69)	(82)

Net income (loss) from discontinued operations, net of taxes	678	618
Less: Net (income) loss attributable to the noncontrolling interest	(564)	(533)

Net income (loss) from discontinued operations, net of taxes and noncontrolling interest	$114	$85

20)	REDEEMABLE NONCONTROLLING INTEREST

The changes in the components of redeemable noncontrolling interests were:

	Years Ended December 31,
	2019	2018	2017
	(in millions)
Balance, beginning of period	$39	$25	$10
Net earnings (loss) attributable to redeemable noncontrolling interests	5	(2)	1
Purchase/change of redeemable noncontrolling interests	(5)	16	14

Balance, end of period	$39	$39	$25

21)	QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

The unaudited quarterly financial information for the years ended December 31, 2019 and 2018 are summarized in the table below:

	Three Months Ended
	March 31	June 30	September 30	December 31
	(in millions)
2019
Total revenues	$690	$2,071	$1,946	$441

Total benefits and other deductions	$1,680	$1,753	$2,383	$1,762

Net income (loss)	$(828)	$265	$(262)	$(1,021)

2018
Total revenues	$1,139	$1,621	$27	$4,164

Total benefits and other deductions	$1,512	$4,278	$763	$1,879

Net income (loss)	$(264)	$(2,084)	$(509)	$1,936

Net Income (Loss) Volatility

With the exception of the GMxB Unwind during the second quarter of 2018 that is further described in Note 12, the fluctuation in the Company’s quarterly Net income (loss) during 2019 and 2018 is not due to any specific events or transactions, but instead is driven primarily by the impact of changes in market conditions on the Company’s liabilities associated with GMxB features embedded in its variable annuity products, partially offset by derivatives the Company has in place to mitigate the movement in those liabilities. As those derivatives do not qualify for hedge accounting treatment, volatility in Net income (loss) result from the changes in fair value of the derivatives being recognized in the period in which they occur, with offsetting changes in the liabilities being partially recognized in the current period. An additional source of Net income (loss) volatility is the impact of the Company’s annual actuarial assumption review. See Note 2, Significant Accounting Policies — Assumption Updates, for further detail of the impact of assumption updates on Net income (loss) in 2019 and 2018.

Discontinued Operations

In addition, as further described in Note 19, as a result of the AB Business Transfer effective as of December 31, 2018, AB’s operations are now reflected as Discontinued operations in the Company’s consolidated financial statements. The financial information for prior periods presented in the consolidated financial statements have been adjusted to reflect AB as Discontinued operations.

22)	SUBSEQUENT EVENTS

None.

AXA EQUITABLE LIFE INSURANCE COMPANY

SCHEDULE I

SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES

AS OF DECEMBER 31, 2019

	Cost(1)	Fair Value	Carrying Value
	(in millions)
Fixed Maturities:
U.S. government, agencies and authorities	$14,385	$15,231	$14,385
State, municipalities and political subdivisions	584	649	584
Foreign governments	460	490	460
Public utilities	4,618	4,895	4,618
All other corporate bonds	37,729	39,569	37,729
Residential mortgage-backed	161	173	161
Asset-backed	843	844	843
Redeemable preferred stocks	498	511	498

Total fixed maturities	59,278	62,362	59,278
Mortgage loans on real estate(2)	12,090	12,317	12,090
Real estate held for the production of income	27	27	27
Policy loans	3,270	4,199	3,270
Other equity investments	1,149	1,149	1,149
Trading securities	6,376	6,598	6,598
Other invested assets	2,129	2,129	2,129

Total Investments	$84,319	$88,781	$84,541

(1)

Cost for fixed maturities represents original cost, reduced by repayments and write-downs and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by write-downs; cost for other limited partnership interests represents original cost adjusted for equity in earnings and reduced by distributions.

(2)	Carrying value for mortgage loans on real estate represents original cost adjusted for amortization of premiums or accretion of discount and reduced by valuation allowance.

AXA EQUITABLE LIFE INSURANCE COMPANY

SCHEDULE IV

REINSURANCE(1)

AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2019, 2018 AND 2017

	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
	(in millions)
2019
Life insurance in-force	$392,420	$66,770	$31,699	$357,349	8.9%

Premiums:
Life insurance and annuities	$825	$99	$185	$911	20.3%
Accident and health	43	27	9	25	36.0%

Total Premiums	$868	$126	$194	$936	20.7%

2018
Life insurance in-force	$390,374	$69,768	$30,322	$350,928	8.6%

Premiums:
Life insurance and annuities	$787	$128	$177	$836	21.2%
Accident and health	49	32	9	26	34.6%

Total Premiums	$836	$160	$186	$862	21.6%

2017
Life insurance in-force	$392,926	$73,843	$30,300	$349,383	8.7%

Premiums:
Life insurance and annuities	$826	$135	$186	$877	21.2%
Accident and health	54	36	9	27	33.3%

Total Premiums	$880	$171	$195	$904	21.6%

(1)	Includes amounts related to the discontinued group life and health business.

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits.

(a)	The following Financial Statements are included in Part B of the Registration Statement:

The financial statements of AXA Equitable Life Insurance Company and Separate Account No. 49 are included in the Statement of Additional Information.

(b)	Exhibits.

The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

1.

Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States (“Equitable”) authorizing the establishment of the Registrant, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on June 7, 1996.

2.	Not applicable.

3.	(a)

Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-64749) filed on August 5, 2011.

(a)(i)

First Amendment dated as of January 1, 2001 to the Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445) filed on August 11, 2005.

(a)(ii)

Second Amendment dated as of January 1, 2012 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors LLC incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(a)(iii)

Third Amendment dated as of November 1, 2014 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 19, 2016.

(a)(iv)

Fourth Amendment dated as of August 1, 2015 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

(b)

Distribution and Servicing Agreement dated as of May 1, 1994, among Equico Securities (now AXA Advisors, LLC), The Equitable Life Assurance Society of the United States, and Equitable Variable Life Insurance Company, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070), refiled electronically July 10, 1998.

(b)(i)

Letter of Agreement dated April 20, 1998 for Distribution Agreement, among The Equitable Life Assurance Society of the United States and EQ Financial Consultants, Inc. (now AXA Advisors, LLC), incorporated herein by reference to Registration Statement on Form N-4 (File No. 33-83750), filed on May 1, 1998.

(c)

Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 25, 2001.

(d)

Transition Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 25, 2001.

(e)

General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 19, 2004.

(e)(i)

First Amendment dated as of January 1, 2003 to General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(e)(ii)

Second Amendment dated as of January 1, 2004 to General Agent Sales Agreement dated January 1, 2000, between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(e)(iii)

Third Amendment dated as of July 19, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries Incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

(e)(iv)

Fourth Amendment dated as of November 1, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

(e)(v)

Fifth Amendment dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

(e)(vi)

Sixth Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

(e)(vii)

Seventh Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2009.

(e)(viii)

Eighth Amendment dated as of November 1, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2009.

(e)(ix)

Ninth Amendment dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

(e)(x)

Tenth Amendment dated as of November 1, 2013 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750), filed on October 16, 2014.

(e)(xi)

Eleventh Amendment dated as of November 1, 2013 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750), filed on October 16, 2014.

(e)(xii)

Twelfth Amendment dated as of November 1, 2013 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-178750), filed on October 16, 2014.

(e)(xiii)

Thirteenth Amendment dated as of October 1, 2014 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-202147) filed on September 9, 2015.

(e)(xiv)

Fourteenth Amendment dated as of August 1, 2015 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

(e)(xv)

Sixteenth Amendment dated May 1, 2016 to the General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company, (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 18, 2017.

(e)(xvi)

Seventeenth Amendment to General Agent Sales Agreement, dated as of August 1, 2016, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC, (“General Agent”) “) incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

(e)(xvii)

Eighteenth Amendment to General Agent Sales Agreement, dated as of March 1, 2017, by and between AXA Equitable Life Insurance Company, formerly known as The Equitable Life Assurance Society of the United States, (“AXA Equitable”), and AXA NETWORK, LLC (“General Agent”) incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 17, 2018.

(f)

Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 333-05593), filed on April 20, 2005.

(f)(i)

Broker-Dealer and General Agent Sales Agreement dated as of March 15, 2016 between AXA Distributors, LLC, AXA Advisors, LLC and AXA Network, LLC, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 16, 2019.

(g)

Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Registration Statement filed on Form N-4 (File No. 333-05593), filed on April 20, 2005.

4.	Contracts. (Including Riders and Endorsements)

(a)

Form of Flexible Premium Deferred Variable and Index Linked Annuity Contract, 2017SCSBASE-I-PL-A, previously filed with this registration statement on Form N-4 (File No. 333-216084) on February 15, 2017.

(b)

Form of Flexible Premium Deferred Variable and Index Linked Annuity Contract, 2017SCSBASE-I-PL-B, previously filed with this registration statement on Form N-4 (File No. 333-216084) on February 15, 2017.

(c)	Form of Data Pages, 2017SCS-DP-PL, previously filed with this registration statement on Form N-4 (File No. 333-216084) on February 15, 2017.

(d)	Form of Endorsement Applicable to Traditional IRA, 2017IRA-SCS-I, previously filed with this registration statement on Form N-4 (File No. 333-216084) on February 15, 2017.

(e)	Form of Endorsement Applicable to Non-Qualified Contracts, 2017NQ-SCS-I, previously filed with this registration statement on Form N-4 (File No. 333-216084) on February 15, 2017.

(f)	Form of Endorsement Applicable to Roth IRA, 2017ROTH-SCS-I, previously filed with this registration statement on Form N-4 (File No. 333-216084) on February 15, 2017.

(g)

Form of Endorsement Applicable to Qualified Defined Contribution Plans, 2016QPDC-SCS-I, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-207256) filed on December 23, 2015.

(h)

Form of Endorsement Applicable to Qualified Defined Benefit Plans, 2016QPDB-SCS-I, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-207256) filed on December 23, 2015.

(i)	Form of Data Pages, 2017SCS-DP-PL(8-17), previously filed with this registration statement on Form N-4 (File No. 333-216084) on August 25, 2017.

(j)	Form of Endorsement Applicable to Traditional IRA 2017-IRA-SCS-I ROPDB, previously filed with this registration statement on Form N-4 (File No. 333-216084) on August 25, 2017.

(k)	Form of Endorsement Applicable to Non-Qualified Contracts, 2017 NQ-SCS-ROPDB previously filed with this registration statement on Form N-4 (File No. 333-216084) on August 25, 2017.

(l)	Form of Endorsement Applicable to Roth IRA, 2017 ROTH-SCS-I-ROPDB previously filed with this registration statement on Form N-4 (File No. 333-216084) on August 25, 2017.

(m)	Form of Rider, 2017SCS-ROPDB, previously filed with this registration statement on Form N-4 (File No. 333-216084) on August 25, 2017.

(n)	Form of Data Pages, 2018SCS-DP-PL, incorporated herein by reference to Registration Statement on Form S-3 (File No. 333-223714) filed on November 16, 2018.

(o)	Form of Rider, 2018SCS-ROPDB, incorporated herein by reference to Registration Statement on Form S-3 (File No. 333-223714) filed on November 16, 2018.

(p)	Form of Rider, 2018SCS-SU, incorporated herein by reference to Registration Statement on Form S-3 (File No. 333-223714) filed on November 16, 2018.

(q)	Form of Rider, 2019SCS-ROPDB, incorporated herein by reference to Registration Statement on Form S-3 (333-229589) filed on December 16, 2019.

(r)	Form of Rider, 2019SCS-DD, incorporated herein by reference to Registration Statement on Form S-3 (333-229589) filed on December 16, 2019.

5.	Applications.

(a)	Form of Enrollment Form/Application 2017 SCS App 02 PL, previously filed with this registration statement on Form N-4 (File No. 333-216084) on February 15, 2017.

(b)	Form of Enrollment Form/Application 2017 SCS APP 02 PL ROP previously filed with this registration statement on Form N-4 (File No. 333-216084) on August 25, 2017.

6.	Depositor’s Certificate of Incorporation And By-Laws.

(a)	Restated Charter of AXA Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed on April 24, 2012.

(b)	By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

7.	Reinsurance Contracts. Not applicable.

8.	Participation Agreements.

(a)

Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company (“AXA Equitable”), AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on February 7, 2003.

(a)(i)

Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 10, 2004.

(a)(ii)

Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on October 15, 2004.

(a)(iii)

Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on October 15, 2004.

(a)(iv)

Amendment No. 4, dated May 1, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 7, 2005.

(a)(v)

Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 5, 2006.

(a)(vi)

Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 2, 2007.

(a)(vii)

Amendment No. 7, dated May 1, 2007, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 27, 2007.

(a)(viii)

Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on December 27, 2007.

(a)(ix)

Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 13, 2009.

(a)(x)

Amendment No. 10, dated January 15, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on March 16, 2009.

(a)(xi)

Amendment No. 11, dated May 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 15, 2009.

(a)(xii)

Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on January 21, 2010.

(a)(xiii)

Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 3, 2011.

(a)(xiv)

Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 3, 2011.

(a)(xv)

Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on August 17, 2011.

(a)(xvi)

Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors dated July 15, 2002 incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 7, 2013.

(a)(b)(i)

Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

(a)(b)(ii)

Amendment No. 1 dated as of June 4, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

(a)(b)(iii)

Amendment No. 2 dated as of October 21, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors dated May 23, 2012, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on October 1, 2013.

(a)(b)(iv)

Amendment No. 3, dated as of April 4, 2014 (“Amendment No. 3”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

(a)(b)(v)

Amendment No. 4, dated as of June 1, 2014 (“Amendment No. 4”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

(a)(b)(vi)

Amendment No. 5, dated as of July 16, 2014 (“Amendment No. 5”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) ”), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

(a)(b)(vii)

Amendment No.6, dated as of April 30, 2015 (“Amendment No. 6”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on April 17, 2015.

(a)(b)(viii)

Amendment No. 7 dated as of December 21, 2015 (“Amendment No. 7”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on February 11, 2016.

(a)(b)(ix)

Amendment No. 8 dated as of December 9, 2016 (“Amendment No. 8”), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”), by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”) incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217) filed on January 31, 2017.

(a)(b)(x)

Amendment No. 9 dated as of May 1, 2017 (“Amendment No. 9”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on April 28, 2017.

(a)(b)(xi)

Amendment No. 10 dated as of November 1, 2017 (“Amendment No. 10”) to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended (“Agreement”) by and among EQ Advisors Trust (“Trust”), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the “Parties”), incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on October 27, 2017.

(a)(b)(xii)

Amendment No. 11 dated as of July 12, 2018 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on July 31, 2018.

(a)(b)(xiii)

Amendment No. 12 dated as of December 6, 2018 to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended by and among EQ Advisors Trust, AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC, incorporated herein by reference to Registration Statement on Form N-1A (File No. 333-17217), filed on April 26, 2019.

9.	Legal Opinion.

Opinion and  Consent of Shane Daly, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, filed herewith.

10.	Other Opinions.

(a)	Consent of PricewaterhouseCoopers LLP, filed herewith.

(b)	Powers of Attorney, filed herewith.

11.	Omitted Financial Statements. Not applicable.

12.	Initial Capital Agreements. Not applicable.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR.

Set forth below is information regarding the directors and principal officers of the Depositor. The Depositor’s address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of the Depositor.

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH THE DEPOSITOR
DIRECTORS

Ramon de Oliveira	Director
Investment Audit Practice, LLC
580 Park Avenue
New York, NY 10065

Daniel G. Kaye	Director
767 Quail Run
Inverness, IL 60067

Joan Lamm-Tennant	Director
Blue Marble Microinsurance
100 Avenue of the Americas
New York, NY 10013

Kristi A. Matus	Director
47-C Dana Road
Boxford, MA 02116

Bertram L. Scott	Director
3601 Hampton Manor Drive
Charlotte, NC 28226

George Stansfield	Director
AXA
25, Avenue Matignon
75008 Paris, France

Charles G.T. Stonehill	Director
Founding Partner
Green & Blue Advisors
285 Central Park West
New York, New York 10024

OFFICER-DIRECTOR

*Mark Pearson	Director and Chief Executive Officer

OTHER OFFICERS

*Nicholas B. Lane	President

*Dave S. Hattem	Senior Executive Director and Secretary

*Jeffrey J. Hurd	Senior Executive Director and Chief Operating Officer

*Anders B. Malmstrom	Senior Executive Director and Chief Financial Officer

*Marine de Boucaud	Managing Director and Chief Human Resources Officer

*Kermitt J. Brooks	Senior Executive Director and General Counsel

*Michael B. Healy	Managing Director and Chief Information Officer

*Andrienne Johnson	Managing Director and Chief Transformation Officer

*Keith Floman	Managing Director and Deputy Chief Actuary

*Michel Perrin	Managing Director and Actuary

*Nicholas Huth	Managing Director, Associate General Counsel and Chief Compliance Officer

*Cassie Carl-Rohm	Managing Director and Chief Talent Officer

*William Eckert	Managing Director and Chief Accounting Officer

*Kathryn Ferrero	Managing Director and Chief Marketing Officer

*William MacGregor	Managing Director and Associate General Counsel

*David Karr	Managing Director

*Jimmy Dewayne Lummus	Managing Director and Controller

*Christina Banthin	Managing Director and Associate General Counsel

*Mary Jean Bonadonna	Managing Director

*Eric Colby	Managing Director

*Graham Day	Managing Director

*Ronald Herrmann	Managing Director

*Steven M. Joenk	Managing Director and Chief Investment Officer

*Kenneth KozlowskI	Managing Director

*Susan La Vallee	Managing Director

*Barbara Lenkiewicz	Managing Director

*Carol Macaluso	Managing Director

*James Mellin	Managing Director

*Hillary Menard	Managing Director

*Kurt Meyers	Managing Director and Associate General Counsel

*Prabha (“Mary”) Ng	Managing Director

*James O’Boyle	Managing Director

*Caroline O’Connell	Managing Director, Chief Strategy and Customer Experience Officer

*Robin Raju	Managing Director

*Trey Reynolds	Managing Director

*Theresa Trusskey	Managing Director

*Marc Warshawsky	Managing Director

*Antonio Di Caro	Managing Director

*Glen Gardner	Managing Director

*Shelby Holklister-Share	Managing Director

*Manuel Prendes	Managing Director

*Aaron Sarfatti	Managing Director and Chief Risk Officer

*Stephen Scanlon	Managing Director

*Samuel Schwartz	Managing Director

*Mia Tarpey	Managing Director

*Gina Tyler	Managing Director and Chief Communications Officer

*Stephanie Withers	Managing Director and Chief Auditor

*Yun (“Julia”) Zhang	Managing Director and Treasurer

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

Separate Account No. 49 of AXA Equitable Life Insurance Company (the “Separate Account”) is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is an indirect wholly owned subsidiary of Equitable Holdings, Inc. (the “Holding Company”).

Set forth below is the subsidiary chart for the Holding Company:

(a) Equitable Holdings, Inc. - Subsidiary Organization Chart: Q4-2019 is filed as Exhibit 26(a) to Registration Statement on Form N-4 (File No. 2-30070) filed April 21, 2020.

Item 27.	Number of Contractowners

As of March 31, 2020, there were 25,562 Qualified Contract owners and 15,941 Non-Qualified Contract owners of contracts offered by the Registrant under this Registration Statement.

Item 28.	Indemnification

(a)	Indemnification of Directors and Officers

The by-laws of AXA Equitable Life Insurance Company (“AXA Equitable”) provide, in Article VII, as follows:

7.4	Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

(i)

any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

(ii)

any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

(iii)	the related expenses of any such person in any of said categories may be advanced by the Company.

(b)

To the extent permitted by the law of the State of New York, the Company, or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss.1216)

The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Sompo (Endurance Specialty Insurance Company), U.S. Specialty Insurance, ACE (Chubb), Chubb Insurance Company, AXIS Insurance Company, Zurich Insurance Company, AWAC (Allied World Assurance Company Ltd.), Aspen Bermuda XS, CNA, AIG, One Beacon, Nationwide, Berkley, Berkshire, SOMPO, CODA(Chubb) and ARGO Re Ltd. The annual limit on such policies is $300 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

(b)	Indemnification of Principal Underwriters

To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC and AXA Advisors, LLC.

(c)	Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) AXA Advisors, LLC and AXA Distributors, LLC are the principal underwriters for Separate Accounts 49, 70, A, FP, I and 45 of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of Equitable America Variable Accounts A, K and L. In addition, AXA Advisors is the principal underwriter of AXA Equitable’s Separate Account 301.

(b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC.

(i)	AXA ADVISORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*David Karr	Director, Chairman of the Board and Chief Executive Officer

*Ronald Herrmann	Director

*Nicholas B. Lane	Director

*Adam Coe	Director

*Frank Massa	Director and President

*Aaron Sarfatti	Director

*Ralph E. Browning, II	Chief Privacy Officer

*Mary Jean Bonadonna	Chief Compliance Officer

*Stephen Lank	Chief Operating Officer

*Patricia Boylan	Broker Dealer and Chief Compliance Officer

*Yun (“Julia”) Zhang	Senior Vice President and Treasurer

*Gina Jones	Vice President and Financial Crime Officer

*Page Pennell	Vice President

*Denise Tedeschi	Assistant Vice President and Assistant Secretary

*James Mellin	Chief Sales Officer

*Nicholas J. Gismondi	Vice President and Controller

*James O’Boyle	Senior Vice President

*Kathryn Ferrero	Vice President

*Prabha (“Mary”) Ng	Chief Information Security Officer

*George Lewandowski	Assistant Vice President and Chief Financial Planning Officer

*Alfred Ayensu-Ghartey	Vice President

*Joshua Katz	Vice President

*Christopher LaRussa	Investment Advisor Chief Compliance Officer

*Christian Cannon	Vice President and General Counsel

*Samuel Schwartz	Vice President

*Dennis Sullivan	Vice President

*Steven Sutter	Vice President and Assistant Treasurer

*Christine Medy	Secretary

*Francesca Divone	Assistant Secretary

(ii)    AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITIONS AND OFFICES WITH UNDERWRITER

*Nicholas B. Lane	Director, Chairman of the Board, President and Chief Executive Officer

*Ronald Herrmann	Director and Executive Vice President

*Michael B. Healy	Executive Vice President

*Patrick Ferris	Senior Vice President

*Peter D. Golden	Senior Vice President

*David Kahal	Senior Vice President

*Graham Day	Senior Vice President

*Brett Ford	Senior Vice President

*Trey Reynolds	Senior Vice President

*David Veale	Senior Vice President

*Alfred Ayensu-Ghartey	Vice President and General Counsel

*Alfred D’Urso	Vice President and Chief Compliance Officer

*Michael Schumacher	Senior Vice President

*Mark Teitelbaum	Senior Vice President

*Nicholas Gismondi	Vice President. Chief Financial Officer & Principal Financial Officer and Principal Operating Officer

*Gina Jones	Vice President and Financial Crime Officer

*Yun (“Julia”) Zhang	Vice President and Treasurer

*Francesca Divone	Secretary

*Perry Golas	Vice President

*Karen Farley	Vice President

*Richard Frink	Vice President

*Michael J. Gass	Vice President

*Timothy Jaeger	Vice President

*Laird Johnson	Vice President

*Joshua Katz	Vice President

*Page W. Long	Vice President

*James S. O’Connor	Vice President

*Samuel Schwartz	Vice President

*Steven Sutter	Vice President and Assistant Treasurer

*Sarah Vita	Vice President

*Jonathan Zales	Senior Vice President

*Stephen Scanlon	Director and Executive Vice President

*Prabha (“Mary”) Ng	Senior Vice President and Chief Information Security Officer

*Denise Tedeschi	Assistant Vice President and Assistant Secretary

* Principal Business Address: 1290 Avenue of the Americas NY, NY 10140

(c)	The information under “Distribution of the Contracts” in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30.	Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The contract files will be kept at Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.

Item 31.	Management Services

Not applicable.

Item 32.	Undertakings

The Registrant hereby undertakes:

(a)

to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the individual annuity contracts and certificates AXA Equitable offers under a group annuity contract (collectively the “contracts”) may be accepted;

(b)

to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

The Depositor represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by the Depositor under the respective Contracts.

The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b)of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the registration statement and has duly caused this Amendment to the registration statement to be signed on its behalf in the City of New York, and State of New York on this 23rd day of April, 2020.

SEPARATE ACCOUNT NO. 49 OF AXA EQUITABLE LIFE INSURANCE COMPANY
(Registrant)

By:	AXA Equitable Life Insurance Company (Depositor)

By:	/s/ Shane Daly
Shane Daly Vice President and Associate General Counsel

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 23rd day of April, 2020.

AXA EQUITABLE LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson	Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom	Senior Executive Director and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*William Eckert	Managing Director and Chief Accounting Officer

*DIRECTORS:

Ramon de Oliveira Daniel G. Kaye Kristi A. Matus Mark Pearson	Bertram L. Scott George Stansfield Charles G. T. Stonehill Joan Lamm-Tennant

*By:	/s/ Shane Daly
Shane Daly
Attorney-in-Fact

April 23, 2020